UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03213

Nationwide Variable Insurance Trust

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

September 30, 2015 (Unaudited)

Statement of Investments

September 30, 2015 (Unaudited)

American Century NVIT Growth Fund

Common Stocks 98.9%

	Shares	Market Value
Aerospace & Defense 4.6%
Boeing Co. (The)	30,115	$3,943,559
Lockheed Martin Corp.	21,547	4,466,909

		8,410,468

Airlines 1.3%
Alaska Air Group, Inc.(a)	14,482	1,150,595
Delta Air Lines, Inc.	27,265	1,223,380

		2,373,975

Beverages 3.7%
PepsiCo, Inc.	70,349	6,633,911

Biotechnology 6.2%
Alexion Pharmaceuticals, Inc.*	13,863	2,168,035
Biogen, Inc.*	10,736	3,132,872
Gilead Sciences, Inc.	37,114	3,644,224
Incyte Corp.*	9,698	1,069,980
Regeneron Pharmaceuticals, Inc.*	2,535	1,179,130

		11,194,241

Chemicals 2.6%
Dow Chemical Co. (The)	41,355	1,753,452
PPG Industries, Inc.	13,862	1,215,559
Sherwin-Williams Co. (The)	8,037	1,790,483

		4,759,494

Communications Equipment 1.3%
Cisco Systems, Inc.	46,630	1,224,038
QUALCOMM, Inc.	21,659	1,163,738

		2,387,776

Energy Equipment & Services 0.7%
Halliburton Co.	34,706	1,226,857

Food & Staples Retailing 0.7%
Kroger Co. (The)	37,270	1,344,329

Food Products 1.7%
ConAgra Foods, Inc.	21,918	887,898
Mead Johnson Nutrition Co.	31,315	2,204,576

		3,092,474

Health Care Equipment & Supplies 2.5%
C.R. Bard, Inc.	7,498	1,396,952
Cooper Cos., Inc. (The)	6,932	1,031,898
DENTSPLY International, Inc.	5,577	282,029
Intuitive Surgical, Inc.*	4,093	1,881,061

		4,591,940

Health Care Providers & Services 2.9%
Cardinal Health, Inc.	28,125	2,160,562
Express Scripts Holding Co.*	38,599	3,124,975

		5,285,537

Health Care Technology 0.6%
Cerner Corp.*	17,047	1,022,138

Hotels, Restaurants & Leisure 1.6%
Chipotle Mexican Grill, Inc.*	2,809	2,023,182
Las Vegas Sands Corp.	24,689	937,442

		2,960,624

Household Products 0.6%
Church & Dwight Co., Inc.	13,446	1,128,119

Industrial Conglomerates 1.8%
3M Co.	23,171	3,284,953

Information Technology Services 6.5%
Alliance Data Systems Corp.*	6,200	1,605,676
Cognizant Technology Solutions Corp., Class A*	9,985	625,161
Fiserv, Inc.*(a)	21,913	1,897,885
Visa, Inc., Class A	109,620	7,636,129

		11,764,851

Insurance 1.5%
Aflac, Inc.	21,620	1,256,771
American International Group, Inc.	24,278	1,379,476

		2,636,247

Internet & Catalog Retail 5.4%
Amazon.com, Inc.*	12,407	6,351,019
Expedia, Inc.	28,900	3,400,952

		9,751,971

Internet Software & Services 9.6%
Facebook, Inc., Class A*	65,167	5,858,513
Google, Inc., Class A*	13,970	8,918,029
LinkedIn Corp., Class A*	7,427	1,412,095
Pandora Media, Inc.*	55,105	1,175,941

		17,364,578

Life Sciences Tools & Services 1.4%
Illumina, Inc.*	7,567	1,330,430
Mettler-Toledo International, Inc.*	1,549	441,062
Waters Corp.*	6,333	748,624

		2,520,116

Machinery 1.7%
Parker-Hannifin Corp.(a)	9,278	902,749
WABCO Holdings, Inc.*	6,837	716,723
Wabtec Corp.	16,407	1,444,636

		3,064,108

Media 5.6%
Comcast Corp., Class A	87,962	5,003,279
Sirius XM Holdings, Inc.*(a)	276,454	1,033,938
Walt Disney Co. (The)	40,376	4,126,427

		10,163,644

Multiline Retail 2.3%
Dollar Tree, Inc.*	39,937	2,662,201
Macy’s, Inc.	27,713	1,422,231

		4,084,432

Oil, Gas & Consumable Fuels 0.7%
Concho Resources, Inc.*	12,720	1,250,376

Personal Products 0.7%
Estee Lauder Cos., Inc. (The), Class A	16,457	1,327,751

Pharmaceuticals 6.1%
Bristol-Myers Squibb Co.	39,460	2,336,032
Jazz Pharmaceuticals PLC*	3,883	515,701
Johnson & Johnson	30,748	2,870,326
Perrigo Co. PLC	5,812	914,053
Pfizer, Inc.	85,124	2,673,745
Teva Pharmaceutical Industries Ltd., ADR-IL	15,515	875,977
Zoetis, Inc.	22,535	927,991

		11,113,825

Real Estate Investment Trusts (REITs) 1.0%
Simon Property Group, Inc.	9,622	1,767,754

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

American Century NVIT Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Road & Rail 0.9%
Union Pacific Corp.	17,813	$1,574,847

Semiconductors & Semiconductor Equipment 2.1%
Maxim Integrated Products, Inc.	40,071	1,338,371
Skyworks Solutions, Inc.	8,044	677,385
Xilinx, Inc.	40,552	1,719,405

		3,735,161

Software 5.5%
Adobe Systems, Inc.*	22,920	1,884,482
Electronic Arts, Inc.*	26,610	1,802,828
Intuit, Inc.	16,724	1,484,255
Oracle Corp.	105,588	3,813,839
Splunk, Inc.*	17,261	955,396

		9,940,800

Specialty Retail 5.6%
Bed Bath & Beyond, Inc.*	12,016	685,152
O’Reilly Automotive, Inc.*	16,633	4,158,250
Ross Stores, Inc.	40,617	1,968,706
TJX Cos., Inc. (The)	47,831	3,416,090

		10,228,198

Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	80,079	8,832,714
EMC Corp.	71,056	1,716,713

		10,549,427

Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	13,690	1,240,862

Tobacco 1.5%
Philip Morris International, Inc.	34,243	2,716,497

Wireless Telecommunication Services 1.5%
SBA Communications Corp., Class A*	25,281	2,647,932

Total Common Stocks (cost $171,396,819)		179,140,213

Exchange Traded Fund 0.2%

	Shares
Exchange Traded Fund 0.2%
iShares Russell 1000 Growth ETF	4,307	400,551

Total Exchange Traded Fund (cost $424,175)		400,551

Repurchase Agreements 0.2%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $100,000, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $102,001.(b)	$100,000	$100,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $256,119, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $261,241.(b)	256,118	256,118

Total Repurchase Agreements (cost $356,118)		356,118

Total Investments (cost $172,177,112) (c) — 99.3%		179,896,882
Other assets in excess of liabilities — 0.7%		1,260,443

NET ASSETS — 100.0%		$181,157,325

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $4,275,265, which was collateralized by a repurchase agreement with a value of $356,118 and $3,961,509 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.13%, and maturity dates ranging from 01/14/16 - 11/15/44, a total value of $4,317,627.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $356,118.
(c)	At September 30, 2015, the tax basis cost of the Fund’s investments was $172,306,424, tax unrealized appreciation and depreciation were $15,277,750 and $(7,687,292), respectively.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
IL	Israel
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

American Century NVIT Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$179,140,213	$—	$—	$179,140,213
Exchange Traded Fund	400,551	—	—	400,551
Repurchase Agreements	—	356,118	—	356,118

Total	$179,540,764	$356,118	$—	$179,896,882

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2015 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 99.0%

	Shares	Market Value
Aerospace & Defense 0.4%
Textron, Inc.	40,810	$1,536,088

Air Freight & Logistics 0.2%
United Parcel Service, Inc., Class B	9,106	898,671

Automobiles 1.3%
General Motors Co.	105,346	3,162,487
Honda Motor Co., Ltd.	55,100	1,644,554

		4,807,041

Banks 13.1%
Bank of America Corp.	334,480	5,211,198
BB&T Corp.	56,430	2,008,908
BOK Financial Corp.	38,800	2,510,748
Comerica, Inc.	27,590	1,133,949
Commerce Bancshares, Inc.	53,746	2,448,668
Cullen/Frost Bankers, Inc.	35,316	2,245,391
JPMorgan Chase & Co.	173,316	10,567,077
M&T Bank Corp.	16,607	2,025,224
PNC Financial Services Group, Inc. (The)	49,986	4,458,751
U.S. Bancorp	154,408	6,332,272
Wells Fargo & Co.	184,987	9,499,082

		48,441,268

Beverages 0.3%
PepsiCo, Inc.	12,450	1,174,035

Capital Markets 3.8%
Franklin Resources, Inc.	44,380	1,653,599
Goldman Sachs Group, Inc. (The)	12,842	2,231,426
LPL Financial Holdings, Inc.(a)	46,697	1,857,140
Northern Trust Corp.	90,672	6,180,203
State Street Corp.	30,903	2,076,991

		13,999,359

Chemicals 0.3%
Mosaic Co. (The)	33,620	1,045,918

Commercial Services & Supplies 3.3%
ADT Corp. (The)(a)	108,195	3,235,030
Republic Services, Inc.	138,478	5,705,294
Tyco International PLC	96,735	3,236,753

		12,177,077

Communications Equipment 2.4%
Cisco Systems, Inc.	288,575	7,575,094
QUALCOMM, Inc.	25,690	1,380,323

		8,955,417

Containers & Packaging 0.4%
Bemis Co., Inc.	14,393	569,531
Sonoco Products Co.	25,557	964,521

		1,534,052

Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class A*	24	4,685,760
Berkshire Hathaway, Inc., Class B*	16,370	2,134,648

		6,820,408

Diversified Telecommunication Services 2.6%
AT&T, Inc.	225,306	7,340,470
CenturyLink, Inc.	98,059	2,463,242

		9,803,712

Electric Utilities 2.4%
Edison International	42,739	2,695,549
Great Plains Energy, Inc.	119,960	3,241,319
Westar Energy, Inc.	77,411	2,975,679

		8,912,547

Electrical Equipment 1.1%
Eaton Corp. PLC	22,180	1,137,834
Emerson Electric Co.	69,740	3,080,416

		4,218,250

Electronic Equipment, Instruments & Components 0.8%
Keysight Technologies, Inc.*	46,601	1,437,175
TE Connectivity Ltd.	22,603	1,353,694

		2,790,869

Energy Equipment & Services 2.7%
Cameron International Corp.*	58,560	3,590,899
Halliburton Co.	106,002	3,747,171
Helmerich & Payne, Inc.	53,140	2,511,396

		9,849,466

Food & Staples Retailing 2.6%
Sysco Corp.	111,176	4,332,529
Wal-Mart Stores, Inc.	82,743	5,365,056

		9,697,585

Food Products 1.9%
ConAgra Foods, Inc.	32,700	1,324,677
General Mills, Inc.	15,921	893,646
Kellogg Co.	31,330	2,085,011
Mondelez International, Inc., Class A	66,256	2,774,139

		7,077,473

Health Care Equipment & Supplies 3.1%
Becton, Dickinson and Co.	10,973	1,455,678
Boston Scientific Corp.*	74,754	1,226,713
Medtronic PLC	68,406	4,579,098
Zimmer Biomet Holdings, Inc.	45,411	4,265,455

		11,526,944

Health Care Providers & Services 1.2%
Cigna Corp.	11,040	1,490,621
Express Scripts Holding Co.*	13,424	1,086,807
LifePoint Health, Inc.*	27,144	1,924,509

		4,501,937

Hotels, Restaurants & Leisure 0.8%
Carnival Corp.	28,233	1,403,180
International Speedway Corp., Class A	52,260	1,657,687

		3,060,867

Household Durables 0.1%
Tupperware Brands Corp.	10,520	520,635

Household Products 3.0%
Procter & Gamble Co. (The)	152,950	11,003,223

Industrial Conglomerates 4.2%
General Electric Co.	503,703	12,703,390
Koninklijke Philips NV	121,281	2,853,360

		15,556,750

Insurance 4.5%
ACE Ltd.	30,435	3,146,979
Aflac, Inc.	36,266	2,108,143
Brown & Brown, Inc.	24,249	750,992
Chubb Corp. (The)	19,626	2,407,129
HCC Insurance Holdings, Inc.	20,807	1,611,918
MetLife, Inc.	68,025	3,207,379
Reinsurance Group of America, Inc.	18,050	1,635,149
Unum Group	51,830	1,662,706

		16,530,395

Leisure Products 0.4%
Mattel, Inc.	74,619	1,571,476

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery 0.2%
Oshkosh Corp.	22,000	$799,260

Media 0.2%
Discovery Communications, Inc., Class A*	27,572	717,699

Metals & Mining 0.9%
BHP Billiton Ltd.	61,240	967,243
Newmont Mining Corp.	58,605	941,782
Nucor Corp.	37,950	1,425,023

		3,334,048

Multiline Retail 0.6%
Target Corp.	28,299	2,225,999

Multi-Utilities 1.2%
Ameren Corp.	17,730	749,447
PG&E Corp.	67,689	3,573,979

		4,323,426

Oil, Gas & Consumable Fuels 16.2%
Anadarko Petroleum Corp.	27,670	1,670,991
Apache Corp.	85,098	3,332,438
Chevron Corp.	118,721	9,364,713
Cimarex Energy Co.	24,430	2,503,586
Devon Energy Corp.	138,349	5,131,364
EOG Resources, Inc.	11,670	849,576
EQT Corp.	29,870	1,934,680
Exxon Mobil Corp.	198,351	14,747,397
Imperial Oil Ltd.	96,491	3,057,055
Noble Energy, Inc.	100,022	3,018,664
Occidental Petroleum Corp.	101,944	6,743,596
Southwestern Energy Co.*	81,028	1,028,245
TOTAL SA	145,034	6,524,047

		59,906,352

Pharmaceuticals 8.1%
AbbVie, Inc.	26,920	1,464,717
Johnson & Johnson	100,651	9,395,771
Merck & Co., Inc.	143,755	7,100,059
Pfizer, Inc.	379,450	11,918,525

		29,879,072

Real Estate Investment Trusts (REITs) 2.2%
Annaly Capital Management, Inc.	214,321	2,115,348
Capstead Mortgage Corp.	117,900	1,166,031
Corrections Corp. of America	92,172	2,722,761
Piedmont Office Realty Trust, Inc., Class A	52,210	934,037
Weyerhaeuser Co.	50,610	1,383,678

		8,321,855

Road & Rail 0.5%
Heartland Express, Inc.	83,390	1,662,797

Semiconductors & Semiconductor Equipment 3.8%
Applied Materials, Inc.	214,997	3,158,306
Broadcom Corp., Class A	17,410	895,396
Intel Corp.	224,670	6,771,554
Marvell Technology Group Ltd.	137,000	1,239,850
MKS Instruments, Inc.	32,678	1,095,693
Teradyne, Inc.	45,443	818,429

		13,979,228

Software 1.8%
Microsoft Corp.	80,020	3,541,685
Oracle Corp.	85,587	3,091,403

		6,633,088

Specialty Retail 1.1%
Advance Auto Parts, Inc.	5,864	1,111,404
CST Brands, Inc.	51,350	1,728,441
Lowe’s Cos., Inc.	19,926	1,373,300

		4,213,145

Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	9,482	1,045,864
EMC Corp.	155,996	3,768,863
Hewlett-Packard Co.	60,901	1,559,675
SanDisk Corp.	28,920	1,571,224
Western Digital Corp.	24,373	1,936,191

		9,881,817

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	54,404	1,573,908
Ralph Lauren Corp.	10,610	1,253,677

		2,827,585

Total Common Stocks (cost $362,511,698)		366,716,834

Repurchase Agreements 1.4%

	Principal Amount
Barclays Capital, Inc., 0.07%, dated 09/24/15, due 10/01/15, repurchase price $1,000,014, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.00%, maturing 10/15/15 - 02/15/45; total market value $1,020,000. (b)	$1,000,000	$1,000,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $2,000,007, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $2,040,001. (b)	2,000,000	2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $2,154,489, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $2,197,572. (b)	2,154,482	2,154,482

Total Repurchase Agreements (cost $5,154,482)		5,154,482

Total Investments (cost $367,666,180) (c) — 100.4%		371,871,316
Liabilities in excess of other assets — (0.4%)		(1,301,687)

NET ASSETS — 100.0%		$370,569,629

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $5,041,246.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $5,154,482.
(c)	At September 30, 2015, the tax basis cost of the Fund’s investments was $369,721,266, tax unrealized appreciation and depreciation were $36,433,637 and $(34,283,587), respectively.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

At September 30, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Credit Suisse International	10/30/15	(1,047,204)	$(734,257)	$(733,879)	$378
Canadian Dollar	JPMorgan Chase Bank	10/30/15	(2,998,217)	(2,251,049)	(2,246,366)	4,683
Euro	UBS AG	10/30/15	(6,308,142)	(7,052,598)	(7,051,745)	853
Japanese Yen	Credit Suisse International	10/30/15	(152,365,275)	(1,261,072)	(1,270,518)	(9,446)

Total Short Contracts				$(11,298,976)	$(11,302,508)	$(3,532)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	Credit Suisse International	10/30/15	54,657	$38,369	$38,303	$(66)
Euro	UBS AG	10/30/15	193,564	217,838	216,381	(1,457)
Japanese Yen	Credit Suisse International	10/30/15	8,678,250	72,510	72,365	(145)

Total Long Contracts				$328,717	$327,049	$(1,668)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,536,088	$—	$—	$1,536,088
Air Freight & Logistics	898,671	—	—	898,671
Automobiles	3,162,487	1,644,554	—	4,807,041
Banks	48,441,268	—	—	48,441,268
Beverages	1,174,035	—	—	1,174,035
Capital Markets	13,999,359	—	—	13,999,359
Chemicals	1,045,918	—	—	1,045,918
Commercial Services & Supplies	12,177,077	—	—	12,177,077
Communications Equipment	8,955,417	—	—	8,955,417
Containers & Packaging	1,534,052	—	—	1,534,052
Diversified Financial Services	6,820,408	—	—	6,820,408
Diversified Telecommunication Services	9,803,712	—	—	9,803,712
Electric Utilities	8,912,547	—	—	8,912,547
Electrical Equipment	4,218,250	—	—	4,218,250
Electronic Equipment, Instruments & Components	2,790,869	—	—	2,790,869
Energy Equipment & Services	9,849,466	—	—	9,849,466
Food & Staples Retailing	9,697,585	—	—	9,697,585
Food Products	7,077,473	—	—	7,077,473
Health Care Equipment & Supplies	11,526,944	—	—	11,526,944
Health Care Providers & Services	4,501,937	—	—	4,501,937
Hotels, Restaurants & Leisure	3,060,867	—	—	3,060,867
Household Durables	520,635	—	—	520,635
Household Products	11,003,223	—	—	11,003,223
Industrial Conglomerates	12,703,390	2,853,360	—	15,556,750
Insurance	16,530,395	—	—	16,530,395
Leisure Products	1,571,476	—	—	1,571,476

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (Continued)
Machinery	$799,260	$—	$—	$799,260
Media	717,699	—	—	717,699
Metals & Mining	2,366,805	967,243	—	3,334,048
Multiline Retail	2,225,999	—	—	2,225,999
Multi-Utilities	4,323,426	—	—	4,323,426
Oil, Gas & Consumable Fuels	53,382,305	6,524,047	—	59,906,352
Pharmaceuticals	29,879,072	—	—	29,879,072
Real Estate Investment Trusts (REITs)	8,321,855	—	—	8,321,855
Road & Rail	1,662,797	—	—	1,662,797
Semiconductors & Semiconductor Equipment	13,979,228	—	—	13,979,228
Software	6,633,088	—	—	6,633,088
Specialty Retail	4,213,145	—	—	4,213,145
Technology Hardware, Storage & Peripherals	9,881,817	—	—	9,881,817
Textiles, Apparel & Luxury Goods	2,827,585	—	—	2,827,585

Total Common Stocks	$354,727,630	$11,989,204	$—	$366,716,834

Forward Foreign Currency Contracts	—	5,914	—	5,914
Repurchase Agreements	—	5,154,482	—	5,154,482

Total Assets	$354,727,630	$17,149,600	$—	$371,877,230

Liabilities:
Forward Foreign Currency Contracts	—	(11,114)	—	(11,114)

Total Liabilities	$—	$(11,114)	$—	$(11,114)

Total	$354,727,630	$17,138,486	$—	$371,866,116

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2015

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$5,914

Total		$5,914

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(11,114)

Total		$(11,114)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2015 (Unaudited)

American Funds NVIT Asset Allocation Fund

Mutual Fund 100.1%

	Shares	Market Value
Balanced Fund 100.1%
American Funds Asset Allocation Fund, Class 1	262,396,362	$5,219,063,635

Total Mutual Fund (cost $4,503,557,170)		5,219,063,635

Total Investments (cost $4,503,557,170) (a) — 100.1%		5,219,063,635
Liabilities in excess of other assets — (0.1%)		(2,715,562)

NET ASSETS — 100.0%		$5,216,348,073

(a)	At September 30, 2015, the tax basis cost of the Fund’s investments was $4,506,751,392, tax unrealized appreciation and depreciation were $712,312,243 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

American Funds NVIT Asset Allocation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

American Funds NVIT Bond Fund

Mutual Fund 100.1%

	Shares	Market Value
Fixed Income Fund 100.1%
American Funds Bond Fund, Class 1	181,853,919	$1,985,844,795

Total Mutual Fund (cost $1,969,249,993)		1,985,844,795

Total Investments (cost $1,969,249,993) (a) — 100.1%		1,985,844,795
Liabilities in excess of other assets — (0.1)%		(1,026,898)

NET ASSETS — 100.0%		$1,984,817,897

(a)	At September 30, 2015, the tax basis cost of the Fund’s investments was $1,984,066,802, tax unrealized appreciation and depreciation were $1,777,993 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

American Funds NVIT Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

American Funds NVIT Global Growth Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Global Growth Fund, Class 1	11,078,364	$275,962,051

Total Mutual Fund (cost $257,898,885)		275,962,051

Total Investments (cost $257,898,885) (a) — 100.1%		275,962,051
Liabilities in excess of other assets — (0.1%)		(173,825)

NET ASSETS — 100.0%		$275,788,226

(a)	At September 30, 2015, the tax basis cost of the Fund’s investments was $270,871,614, tax unrealized appreciation and depreciation were $5,090,437 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

American Funds NVIT Global Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

American Funds NVIT Growth Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Fund, Class 1	6,858,185	$435,014,685

Total Mutual Fund (cost $411,454,717)		435,014,685

Total Investments (cost $411,454,717) (a) — 100.1%		435,014,685
Liabilities in excess of other assets — (0.1%)		(263,021)

NET ASSETS — 100.0%		$434,751,664

(a)	At September 30, 2015, the tax basis cost of the Fund’s investments was $437,088,109, tax unrealized appreciation and depreciation were $0 and $(2,073,424), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

American Funds NVIT Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

American Funds NVIT Growth-Income Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Income Fund, Class 1	46,343,130	$1,995,998,608

Total Mutual Fund (cost $1,813,395,390)		1,995,998,608

Total Investments (cost $1,813,395,390) (a) — 100.1%		1,995,998,608
Liabilities in excess of other assets — (0.1%)		(1,058,212)

NET ASSETS — 100.0%		$1,994,940,396

(a)	At September 30, 2015, the tax basis cost of the Fund’s investments was $1,844,622,173, tax unrealized appreciation and depreciation were $151,376,435 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

American Funds NVIT Growth-Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

Mutual Funds 99.4%

	Shares	Market Value
Alternative Assets 95.4%
BlackRock Global Allocation V.I. Fund, Class I	1,358,639	$20,990,973

Total Alternative Assets (cost $21,924,359)		20,990,973

Money Market Fund 4.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.17% (a)	887,892	887,892

Total Money Market Fund (cost $887,892)		887,892

Total Mutual Funds (cost $22,812,251)		21,878,865

Total Investments (cost $22,812,251) (b) — 99.4%		21,878,865
Other assets in excess of liabilities — 0.6%		140,816

NET ASSETS — 100.0%		$22,019,681

(a)	Represents 7-day effective yield as of September 30, 2015.
(b)	At September 30, 2015, the tax basis cost of the Fund’s investments was $22,812,920, tax unrealized appreciation and depreciation were $0 and $(934,055), respectively.

At September 30, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(14)	Mini MSCI EAFE	12/18/15	$1,154,650	$34,402
(9)	S&P 500 E-Mini	12/18/15	858,915	10,485
(1)	S&P MID 400 E-Mini	12/18/15	136,290	3,827

			$2,149,855	$48,714

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$48,714

Total		$48,714

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 98.2%

	Principal Amount	Market Value
Aerospace & Defense 1.0%
KLX, Inc., 5.88%, 12/01/22(a)	$325,000	$316,163
TransDigm, Inc., 6.00%, 07/15/22	625,000	582,813
6.50%, 07/15/24	400,000	375,940
6.50%, 05/15/25(a)	125,000	117,500

		1,392,416

Automotive 4.8%
Affinia Group, Inc., 7.75%, 05/01/21	750,000	787,500
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	575,000	577,875
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(a)	625,000	503,125
International Automotive Components Group SL, 9.13%, 06/01/18(a)	475,000	482,125
J.B. Poindexter & Co., Inc., 9.00%, 04/01/22(a)	400,000	421,000
Lear Corp., 4.75%, 01/15/23	525,000	514,500
5.25%, 01/15/25	400,000	392,000
Motors Liquidation Co., 7.40%, 09/01/25(b)(c)(d)(e)	2,500,000	0
MPG Holdco I, Inc., 7.38%, 10/15/22	425,000	442,000
Omega US Sub LLC, 8.75%, 07/15/23(a)	200,000	176,500
Schaeffler Finance BV, 4.25%, 05/15/21(a)	300,000	288,000
Schaeffler Holding Finance BV, 6.75%, 11/15/22(a)(f)	875,000	940,625
Stackpole International Intermediate/Stackpole International Powder/Stackpl, 7.75%, 10/15/21(a)	500,000	543,750
UCI International, Inc., 8.63%, 02/15/19(c)	600,000	480,000
ZF North America Capital, Inc., 4.75%, 04/29/25(a)	225,000	206,156

		6,755,156

Building Materials 2.6%
Allegion PLC, 5.88%, 09/15/23	75,000	76,875
Allegion US Holding Co., Inc., 5.75%, 10/01/21	225,000	230,625
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21(a)	450,000	441,000
Anixter, Inc., 5.63%, 05/01/19	425,000	445,719
5.50%, 03/01/23(a)	100,000	98,500
Beacon Roofing Supply, Inc., 6.38%, 10/01/23(a)	125,000	125,312
Building Materials Corp of America, 6.00%, 10/15/25(a)	175,000	176,750
CPG Merger Sub LLC, 8.00%, 10/01/21(a)	125,000	124,375
HD Supply, Inc., 5.25%, 12/15/21(a)	350,000	351,750
Masonite International Corp., 5.63%, 03/15/23(a)	100,000	102,000
NCI Building Systems, Inc., 8.25%, 01/15/23(a)	400,000	419,000
RSI Home Products, Inc., 6.50%, 03/15/23(a)	450,000	450,000
USG Corp., 5.88%, 11/01/21(a)	525,000	544,688
5.50%, 03/01/25(a)	50,000	49,875

		3,636,469

Cable Satellite 5.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 02/15/23	375,000	345,937
5.75%, 09/01/23	225,000	215,719
5.75%, 01/15/24	775,000	740,125
5.38%, 05/01/25(a)	125,000	113,906
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 09/15/20(b)	250,000	0
5.13%, 12/15/21(a)	750,000	660,469
DISH DBS Corp., 5.88%, 07/15/22	1,125,000	995,625
Intelsat Jackson Holdings SA, 6.63%, 12/15/22	425,000	331,500
5.50%, 08/01/23	875,000	721,875
Intelsat Luxembourg SA, 7.75%, 06/01/21	200,000	132,000
8.13%, 06/01/23	400,000	260,000
Neptune Finco Corp., 10.13%, 01/15/23(a)	250,000	252,812
6.63%, 10/15/25(a)	250,000	251,250
10.88%, 10/15/25(a)	625,000	631,250
Numericable Group SA, 6.00%, 05/15/22(a)	400,000	385,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25(a)	225,000	211,500
Unitymedia KabelBW GmbH, 6.13%, 01/15/25(a)	575,000	567,813
Virgin Media Secured Finance PLC, 5.25%, 01/15/26(a)	825,000	759,000
Ziggo Bond Finance BV, 5.88%, 01/15/25(a)	200,000	183,000

		7,759,281

Chemicals 2.1%
Ashland, Inc., 4.75%, 08/15/22	400,000	374,500
Axiall Corp., 4.88%, 05/15/23	75,000	63,000
Compass Minerals International, Inc., 4.88%, 07/15/24(a)	375,000	348,750
Eagle Spinco, Inc., 4.63%, 02/15/21	150,000	126,940
Eco Services Operations LLC/Eco Finance Corp., 8.50%, 11/01/22(a)	250,000	222,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Chemicals (continued)
Hexion US Finance Corp., 8.88%, 02/01/18	$625,000	$500,000
Huntsman International LLC, 4.88%, 11/15/20	100,000	86,890
5.13%, 11/15/22(a)	400,000	343,000
Platform Specialty Products Corp., 6.50%, 02/01/22(a)	625,000	537,500
W.R. Grace & Co.-Conn, 5.13%, 10/01/21(a)	125,000	123,438
5.63%, 10/01/24(a)	275,000	269,500

		2,996,018

Construction Machinery 0.8%
Jurassic Holdings III, Inc., 6.88%, 02/15/21(a)	200,000	140,500
United Rentals North America, Inc., 6.13%, 06/15/23	325,000	323,984
4.63%, 07/15/23	75,000	72,656
5.75%, 11/15/24	325,000	311,188
5.50%, 07/15/25	250,000	233,750

		1,082,078

Consumer Cyclical Services 1.9%
Garda World Security Corp., 7.25%, 11/15/21(a)	825,000	752,812
Hearthside Group Holdings LLC/Hearthside Finance Co., 6.50%, 05/01/22(a)	800,000	740,000
IHS, Inc., 5.00%, 11/01/22	450,000	432,563
Sabre GLBL, Inc., 5.38%, 04/15/23(a)	300,000	295,500
ServiceMaster Co., 7.10%, 03/01/18	300,000	303,000
7.45%, 08/15/27	175,000	175,875

		2,699,750

Consumer Products 2.7%
AOT Bedding Super Holdings LLC, 8.13%, 10/01/20(a)	975,000	1,022,531
FGI Operating Co. LLC/FGI Finance, Inc., 7.88%, 05/01/20	525,000	399,000
First Quality Finance Co., Inc., 4.63%, 05/15/21(a)	450,000	418,500
Party City Holdings, Inc., 6.13%, 08/15/23(a)	200,000	201,500
Prestige Brands, Inc., 5.38%, 12/15/21(a)	600,000	585,000
Spectrum Brands, Inc., 6.13%, 12/15/24(a)	175,000	180,250
5.75%, 07/15/25(a)	300,000	306,000
Springs Industries, Inc., 6.25%, 06/01/21	350,000	346,500
Tempur Sealy International, Inc., 5.63%, 10/15/23(a)	200,000	200,750
Vista Outdoor, Inc., 5.88%, 10/01/23(a)	150,000	152,250

		3,812,281

Diversified Manufacturing 1.2%
Gardner Denver, Inc., 6.88%, 08/15/21(a)	525,000	464,625
Milacron LLC/Mcron Finance Corp., 7.75%, 02/15/21(a)	175,000	178,500
Silver II Borrower/Silver II US Holdings LLC, 7.75%, 12/15/20(a)	375,000	325,313
WESCO Distribution, Inc., 5.38%, 12/15/21	700,000	669,375

		1,637,813

Financial Institutions 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.50%, 05/15/21	300,000	299,625
4.63%, 07/01/22	200,000	199,250
Ally Financial, Inc., 4.13%, 02/13/22	1,000,000	963,750
4.63%, 05/19/22	50,000	49,187
4.63%, 03/30/25	350,000	330,750
CIT Group, Inc., 5.00%, 08/15/22	850,000	848,938
5.00%, 08/01/23	475,000	472,031
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21(a)	550,000	525,250
Hub Holdings LLC/Hub Holdings Finance, Inc., 8.13%, 07/15/19(a)(f)	525,000	506,625
International Lease Finance Corp., 5.88%, 08/15/22	600,000	639,000
Quicken Loans, Inc., 5.75%, 05/01/25(a)	600,000	563,250

		5,397,656

Food & Beverage 3.1%
Anna Merger Sub, Inc., 7.75%, 10/01/22(a)	975,000	922,594
Aramark Services, Inc., 5.75%, 03/15/20	525,000	545,672
Dean Foods Co., 6.50%, 03/15/23(a)	425,000	431,375
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 05/01/21	925,000	908,812
Post Holdings, Inc., 7.75%, 03/15/24(a)	150,000	153,750
8.00%, 07/15/25(a)	275,000	283,250
Smithfield Foods, Inc., 6.63%, 08/15/22	300,000	316,125
TreeHouse Foods, Inc., 4.88%, 03/15/22	50,000	48,000
US Foods, Inc., 8.50%, 06/30/19	700,000	724,500

		4,334,078

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., expired maturity, 10.38%, 09/15/07(b)(d)	100,000	0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Gaming 3.8%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 05/15/18(c)	$175,000	$174,125
Boyd Gaming Corp., 6.88%, 05/15/23	250,000	253,750
Chester Downs & Marina LLC, 9.25%, 02/01/20(a)	275,000	206,937
GLP Capital LP/GLP Financing II, Inc., 5.38%, 11/01/23	250,000	253,750
MGM Mirage, Inc., 7.75%, 03/15/22	675,000	718,875
MGM Resorts International, 6.00%, 03/15/23	250,000	242,812
Mohegan Tribal Gaming Authority, 9.75%, 09/01/21	350,000	356,125
Penn National Gaming, Inc., 5.88%, 11/01/21	725,000	731,344
Pinnacle Entertainment, Inc., 6.38%, 08/01/21	575,000	608,540
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.50%, 06/15/19(a)	385,000	400,400
Seminole Indian Tribe of Florida, 7.80%, 10/01/20(a)	675,000	715,500
Station Casinos LLC, 7.50%, 03/01/21	600,000	624,000

		5,286,158

Healthcare 8.9%
Air Medical Merger Sub Corp., 6.38%, 05/15/23(a)	425,000	385,687
Amsurg Corp., 5.63%, 07/15/22	600,000	599,250
CHS/Community Health Systems, Inc., 5.13%, 08/01/21	300,000	305,250
6.88%, 02/01/22	725,000	740,377
Crimson Merger Sub, Inc., 6.63%, 05/15/22(a)	1,325,000	1,139,500
DaVita, Inc., 5.75%, 08/15/22	275,000	286,000
5.00%, 05/01/25	50,000	48,000
Envision Healthcare Corp., 5.13%, 07/01/22(a)	700,000	698,250
HCA, Inc., 4.75%, 05/01/23	200,000	200,700
5.88%, 05/01/23	100,000	103,750
5.00%, 03/15/24	1,550,000	1,553,875
5.38%, 02/01/25	1,025,000	1,014,750
5.25%, 04/15/25	300,000	306,375
Hill-Rom Holdings, Inc., 5.75%, 09/01/23(a)	100,000	100,250
Hologic, Inc., 5.25%, 07/15/22(a)	200,000	202,000
LifePoint Hospitals, Inc., 5.50%, 12/01/21	475,000	479,750
MPH Acquisition Holdings LLC, 6.63%, 04/01/22(a)	1,025,000	1,025,000
Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/23(a)	525,000	521,063
Surgical Care Affiliates, Inc., 6.00%, 04/01/23(a)	450,000	445,500
Teleflex, Inc., 5.25%, 06/15/24	300,000	301,500
Tenet Healthcare Corp., 4.50%, 04/01/21	300,000	295,500
4.38%, 10/01/21	675,000	658,125
8.13%, 04/01/22	275,000	292,298
6.75%, 06/15/23	200,000	198,500
Truven Health Analytics, Inc., 10.63%, 06/01/20	475,000	496,375

		12,397,625

Hotels, Restaurants & Leisure 0.4%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	500,000	516,250
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23(a)	75,000	74,625

		590,875

Independent Energy 5.2%
Antero Resources Corp., 5.63%, 06/01/23(a)	250,000	219,375
Antero Resources Finance Corp., 6.00%, 12/01/20	575,000	531,875
Approach Resources, Inc., 7.00%, 06/15/21	350,000	210,000
California Resources Corp., 5.50%, 09/15/21	100,000	61,000
6.00%, 11/15/24	525,000	312,703
Carrizo Oil & Gas, Inc., 7.50%, 09/15/20	400,000	374,000
6.25%, 04/15/23	75,000	65,302
Chaparral Energy, Inc., 9.88%, 10/01/20	125,000	39,375
7.63%, 11/15/22(c)	50,000	14,750
Chesapeake Energy Corp., 6.63%, 08/15/20	325,000	241,514
5.38%, 06/15/21	250,000	166,250
5.75%, 03/15/23	200,000	130,437
CrownRock LP/CrownRock Finance, Inc., 7.75%, 02/15/23(a)	125,000	122,500
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21	300,000	39,000
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	225,000	193,500
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 09/01/22	50,000	40,000
6.38%, 06/15/23	200,000	147,624
Gulfport Energy Corp., 7.75%, 11/01/20	325,000	319,313
6.63%, 05/01/23(a)	125,000	115,000
Halcon Resources Corp., 8.63%, 02/01/20(a)	175,000	145,469
Laredo Petroleum, Inc., 5.63%, 01/15/22	150,000	134,250
7.38%, 05/01/22	100,000	96,750
6.25%, 03/15/23	125,000	113,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Independent Energy (continued)
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21(c)	$500,000	$340,000
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 05/15/19	700,000	192,500
Lone Pine Resources, Inc., 10.38%, 02/15/17(b)(c)	25,000	0
Northern Oil and Gas, Inc., 8.00%, 06/01/20	600,000	446,250
Oasis Petroleum, Inc., 6.88%, 03/15/22	450,000	356,535
6.88%, 01/15/23	75,000	58,125
PDC Energy, Inc., 7.75%, 10/15/22	50,000	49,750
Range Resources Corp., 5.00%, 08/15/22	100,000	88,500
4.88%, 05/15/25(a)	448,000	399,280
Rice Energy, Inc., 6.25%, 05/01/22	300,000	267,564
7.25%, 05/01/23(a)	75,000	70,313
RSP Permian, Inc., 6.63%, 10/01/22	225,000	216,000
SandRidge Energy, Inc., 8.13%, 10/15/22	600,000	129,000
SM Energy Co., 5.00%, 01/15/24	175,000	148,094
5.63%, 06/01/25	150,000	129,000
W&T Offshore, Inc., 8.50%, 06/15/19	200,000	89,000
Whiting Petroleum Corp., 6.25%, 04/01/23	475,000	410,875

		7,224,523

Industrial — Other 2.3%
ATS Automation Tooling Systems, Inc., 6.50%, 06/15/23(a)	225,000	225,562
Belden CDT, Inc., 5.50%, 09/01/22(a)	700,000	677,250
Belden, Inc., 5.25%, 07/15/24(a)	175,000	161,875
Cleaver-Brooks, Inc., 8.75%, 12/15/19(a)	400,000	378,000
Dematic SA/DH Services Luxembourg Sarl, 7.75%, 12/15/20(a)	750,000	757,500
EnerSys, 5.00%, 04/30/23(a)	150,000	145,500
Hillman Group, Inc. (The), 6.38%, 07/15/22(a)	500,000	460,000
Unifrax I LLC/Unifrax Holding Co., 7.50%, 02/15/19(a)	475,000	465,500

		3,271,187

Leisure 1.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 03/15/21	450,000	455,625
Cinemark USA, Inc., 7.38%, 06/15/21	125,000	130,625
5.13%, 12/15/22	50,000	49,000
HRP Myrtle Beach Operations LLC, 7.38%, 12/01/99(a)(b)(d)	675,000	0
Regal Cinemas, Inc., 5.75%, 02/01/25	275,000	259,875
Regal Entertainment Group, 5.75%, 03/15/22	75,000	73,688
Six Flags Entertainment Corp., 5.25%, 01/15/21(a)	600,000	600,000

		1,568,813

Media Entertainment 8.3%
Clear Channel Communications, Inc., 9.00%, 03/01/21	425,000	357,106
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	925,000	928,469
Cumulus Media Holdings, Inc., 7.75%, 05/01/19	200,000	143,500
Expo Event Transco, Inc., 9.00%, 06/15/21(a)	550,000	550,000
Gannett Co., Inc., 6.38%, 10/15/23	525,000	551,250
5.50%, 09/15/24(a)	50,000	48,625
Gray Television, Inc., 7.50%, 10/01/20	650,000	666,250
Lamar Media Corp., 5.88%, 02/01/22	275,000	285,656
5.00%, 05/01/23	275,000	270,875
5.38%, 01/15/24	150,000	151,500
Logo Merger Sub Corp., 8.38%, 10/15/20(a)	825,000	825,000
Media General Financing Sub, Inc., 5.88%, 11/15/22(a)	600,000	595,500
Multi-Color Corp., 6.13%, 12/01/22(a)	475,000	485,688
Nexstar Broadcasting, Inc., 6.13%, 02/15/22(a)	450,000	444,375
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/01/21(a)	375,000	373,125
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(a)	700,000	678,125
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 02/15/22	75,000	74,906
5.63%, 02/15/24	125,000	126,719
5.88%, 03/15/25	450,000	457,875
Radio One, Inc., 9.25%, 02/15/20(a)	350,000	299,250
7.38%, 04/15/22(a)	350,000	325,500
Sinclair Television Group, Inc., 5.63%, 08/01/24(a)	700,000	636,125
Sirius XM Radio, Inc., 4.63%, 05/15/23(a)	575,000	537,625
6.00%, 07/15/24(a)	725,000	728,625
Time, Inc., 5.75%, 04/15/22(a)	250,000	233,750
Townsquare Media, Inc., 6.50%, 04/01/23(a)	375,000	333,750
Tribune Media Co., 5.88%, 07/15/22(a)	450,000	436,500

		11,545,669

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Metals & Mining 0.4%
ArcelorMittal, 6.13%, 06/01/25	$225,000	$182,250
Steel Dynamics, Inc., 5.13%, 10/01/21	125,000	118,437
5.25%, 04/15/23	75,000	68,625
5.50%, 10/01/24	225,000	206,297

		575,609

Midstream 5.8%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 08/01/23	175,000	168,000
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22(a)	275,000	261,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23(a)	375,000	318,750
Energy Transfer Equity LP, 5.88%, 01/15/24	1,100,000	990,550
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 01/15/22	625,000	581,250
6.75%, 06/15/23(a)	150,000	136,500
Hiland Partners LP/Hiland Partners Finance Corp., 5.50%, 05/15/22(a)	100,000	97,750
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20	500,000	475,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 07/15/23	25,000	22,942
4.88%, 12/01/24	225,000	205,875
4.88%, 06/01/25	350,000	321,930
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	125,000	122,044
5.50%, 04/15/23	225,000	217,687
4.50%, 11/01/23	300,000	277,336
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 07/15/22	425,000	374,000
5.63%, 11/15/23(a)	250,000	217,500
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21	725,000	672,437
5.62%, 04/15/23	250,000	221,875
5.63%, 03/01/25(a)	550,000	484,688
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, 08/01/21	92,000	95,910
5.50%, 06/01/24	700,000	647,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 07/01/21	75,000	72,000
5.50%, 08/15/22	325,000	279,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.25%, 05/01/23	150,000	133,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19(a)	50,000	49,000
6.13%, 10/15/21	175,000	171,938
6.25%, 10/15/22(a)	175,000	170,625
Western Refining Logistics LP/WNRL Finance Corp., 7.50%, 02/15/23	375,000	372,188

		8,159,150

Oil Field Services 0.1%
CGG SA, 6.88%, 01/15/22	200,000	111,000
FTS International, Inc., 6.25%, 05/01/22	225,000	69,750

		180,750

Packaging 5.8%
Ardagh Packaging Finance PLC, 9.13%, 10/15/20(a)	1,100,000	1,146,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 06/30/21(a)	100,000	95,500
Ball Corp., 5.25%, 07/01/25	550,000	542,091
Berry Plastics Corp., 5.50%, 05/15/22	675,000	656,438
6.00%, 10/15/22(a)	75,000	75,187
5.13%, 07/15/23	450,000	424,125
BWAY Holding Co., 9.13%, 08/15/21(a)	675,000	651,375
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	625,000	612,500
Mustang Merger Corp., 8.50%, 08/15/21(a)	525,000	544,687
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/22(a)	75,000	71,250
5.88%, 08/15/23(a)	50,000	50,312
5.38%, 01/15/25(a)	400,000	384,000
6.38%, 08/15/25(a)	75,000	75,750
Pactiv LLC, 7.95%, 12/15/25	225,000	213,188
Reynolds Group Issuer, Inc., 8.25%, 02/15/21	800,000	798,000
Sealed Air Corp., 4.88%, 12/01/22(a)	625,000	617,969
5.13%, 12/01/24(a)	325,000	318,500
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 05/01/22(a)	900,000	850,500

		8,128,122

Paper 0.8%
Clearwater Paper Corp., 4.50%, 02/01/23	425,000	393,125
5.38%, 02/01/25(a)	375,000	356,250
Graphic Packaging International, Inc., 4.88%, 11/15/22	325,000	324,188

		1,073,563

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Pharmaceuticals 3.5%
Endo Finance LLC/Endo Finco, Inc., 5.38%, 01/15/23(a)	$150,000	$144,187
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 07/15/23(a)	200,000	197,500
6.00%, 02/01/25(a)	425,000	412,781
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	500,000	494,690
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(a)	850,000	826,625
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 4.88%, 04/15/20(a)	75,000	71,625
4.75%, 04/15/23	225,000	194,625
5.63%, 10/15/23(a)	125,000	113,750
5.50%, 04/15/25(a)	150,000	133,688
Quintiles Transnational Corp., 4.88%, 05/15/23(a)	200,000	198,000
Valeant Pharmaceuticals International, Inc., 7.50%, 07/15/21(a)	625,000	643,750
5.50%, 03/01/23(a)	150,000	142,500
VRX Escrow Corp., 5.38%, 03/15/20(a)	50,000	48,594
5.88%, 05/15/23(a)	750,000	716,719
6.13%, 04/15/25(a)	650,000	619,125

		4,958,159

Refining 0.4%
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22	175,000	169,575
Tesoro Corp., 5.13%, 04/01/24	325,000	318,500

		488,075

Restaurants 1.7%
1011778 BC ULC/New Red Finance, Inc., 4.63%, 01/15/22(a)	225,000	219,983
6.00%, 04/01/22(a)	1,000,000	1,015,000
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20	350,000	364,000
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.88%, 05/15/21(a)	825,000	812,625

		2,411,608

Retailers 2.6%
Argos Merger Sub, Inc., 7.13%, 03/15/23(a)	800,000	809,000
Family Tree Escrow LLC, 5.75%, 03/01/23(a)	200,000	207,500
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19(f)(g)	275,000	220,000
Limited Brands, Inc., 5.63%, 02/15/22	475,000	502,312
Michaels Stores, Inc., 5.88%, 12/15/20(a)	475,000	495,187
Neiman Marcus Group Ltd., Inc., 8.75%, 10/15/21(a)(f)	350,000	360,500
Petco Animal Supplies, Inc., 8.50%, 10/15/17(a)(f)	550,000	554,125
Rite Aid Corp., 6.13%, 04/01/23(a)	425,000	421,813

		3,570,437

Technology 12.1%
Advanced Micro Devices, Inc., 7.50%, 08/15/22	175,000	112,000
7.00%, 07/01/24	425,000	263,500
Audatex North America, Inc., 6.00%, 06/15/21(a)	550,000	551,094
6.13%, 11/01/23(a)	375,000	376,875
Blackboard, Inc., 7.75%, 11/15/19(a)	275,000	231,000
Blue Coat Holdings, Inc., 8.38%, 06/01/23(a)	450,000	448,875
BMC Software Finance, Inc., 8.13%, 07/15/21(a)	550,000	444,469
Boxer Parent Co., Inc., 9.00%, 10/15/19(a)(f)	575,000	408,250
CDW LLC/CDW Finance Corp., 5.00%, 09/01/23	300,000	302,187
5.50%, 12/01/24	575,000	575,000
CommScope Holding Co., Inc., 6.63%, 06/01/20(a)(f)	525,000	538,125
CommScope Technologies Finance LLC, 6.00%, 06/15/25(a)	325,000	311,798
Compiler Finance Sub, Inc., 7.00%, 05/01/21(a)	300,000	180,000
Emdeon, Inc., 11.00%, 12/31/19	300,000	319,500
6.00%, 02/15/21(a)	100,000	96,625
Ensemble S Merger Sub, Inc., 9.00%, 09/30/23(a)	450,000	435,375
Entegris, Inc., 6.00%, 04/01/22(a)	625,000	634,375
First Data Corp., 8.75%, 01/15/22(a)	1,500,000	1,567,500
5.38%, 08/15/23(a)	450,000	445,500
IAC/InterActiveCorp., 4.75%, 12/15/22	725,000	665,187
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13%, 05/01/21(a)(f)	900,000	792,000
Infor US, Inc., 5.75%, 08/15/20(a)	50,000	49,750
6.50%, 05/15/22(a)	725,000	665,187
Interactive Data Corp., 5.88%, 04/15/19(a)	825,000	825,000
Iron Mountain, Inc., 5.75%, 08/15/24	400,000	386,000
Italics Merger Sub, Inc., 7.13%, 07/15/23(a)	500,000	477,500
Micron Technology, Inc., 5.25%, 08/01/23(a)	300,000	275,940
5.25%, 01/15/24(a)	150,000	137,625

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Technology (continued)
MSCI, Inc., 5.25%, 11/15/24(a)	$125,000	$126,250
5.75%, 08/15/25(a)	125,000	125,937
NCR Corp., 4.63%, 02/15/21	200,000	191,500
5.88%, 12/15/21	50,000	49,000
5.00%, 07/15/22	525,000	497,438
Nuance Communications, Inc., 5.38%, 08/15/20(a)	450,000	448,875
Sensata Technologies BV, 5.63%, 11/01/24(a)	125,000	124,688
5.00%, 10/01/25(a)	275,000	258,156
SS&C Technologies Holdings, Inc., 5.88%, 07/15/23(a)	175,000	178,063
SunGard Data Systems, Inc., 6.63%, 11/01/19	825,000	851,813
Syniverse Holdings, Inc., 9.13%, 01/15/19	500,000	425,000
VeriSign, Inc., 4.63%, 05/01/23	300,000	291,750
5.25%, 04/01/25	250,000	248,125
Zebra Technologies Corp., 7.25%, 10/15/22(a)	500,000	532,500

		16,865,332

Transportation Services 0.4%
Hertz Corp. (The), 6.25%, 10/15/22	575,000	576,438

Utility — Electric 0.7%
Calpine Corp., 5.88%, 01/15/24(a)	175,000	180,250
5.75%, 01/15/25	475,000	444,125
FPL Energy National Wind Portfolio LLC, 6.13%, 03/25/19(g)	15,521	15,520
TerraForm Power Operating LLC, 5.88%, 02/01/23(a)	250,000	220,625
6.13%, 06/15/25(a)	175,000	151,375

		1,011,895

Wireless Communications 3.6%
Altice SA, 7.75%, 05/15/22(a)	600,000	546,000
7.63%, 02/15/25(a)	325,000	287,016
Altice US Finance I Corp., 5.38%, 07/15/23(a)	275,000	264,000
Altice US Finance II Corp., 7.75%, 07/15/25(a)	200,000	177,000
MetroPCS Wireless, Inc., 6.63%, 11/15/20	375,000	381,094
Sprint Capital Corp., 6.88%, 11/15/28	1,100,000	789,250
Sprint Corp., 7.88%, 09/15/23	350,000	283,281
7.13%, 06/15/24	900,000	692,640
T-Mobile USA, Inc., 6.63%, 04/28/21	50,000	50,125
6.13%, 01/15/22	125,000	120,625
6.73%, 04/28/22	50,000	49,875
6.00%, 03/01/23	100,000	96,500
6.63%, 04/01/23	850,000	841,500
6.84%, 04/28/23	250,000	247,500
6.38%, 03/01/25	150,000	144,000

		4,970,406

Wireline Communications 0.6%
Level 3 Communications, Inc., 5.75%, 12/01/22	375,000	367,969
Level 3 Financing, Inc., 5.38%, 05/01/25(a)	550,000	522,153

		890,122

Total Corporate Bonds (cost $147,767,124)		137,247,512

Common Stocks 0.0%†

	Shares	Market Value
Independent Energy 0.0%†
Lone Pine Resources, Inc.*(b)(c)	3,118	3,617

Total Common Stocks (cost $7,500)		3,617

Total Investments (cost $147,774,624) (h) — 98.2%		137,251,129
Other assets in excess of liabilities — 1.8%		2,485,114

NET ASSETS — 100.0%		$139,736,243

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2015 was $70,668,847 which represents 50.57% of net assets.
(b)	Fair valued security.
(c)	Illiquid security.
(d)	Security in default.
(e)	Restricted security.
(f)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(g)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. This security was deemed illiquid pursuant to procedures approved by the Board of Trustees. The aggregate value of this security at September 30, 2015 was $235,520 which represents 0.17% of net assets.
(h)	At September 30, 2015, the tax basis cost of the Fund’s investments was $147,774,624, tax unrealized appreciation and depreciation were $770,484 and $(11,293,979), respectively.
†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
PLC	Public Limited Company
SA	Stock Company
ULC	Unlimited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$—	$—	$3,617	$3,617
Corporate Bonds
Aerospace & Defense	—	1,392,416	—	1,392,416
Automotive	—	6,755,156	—	6,755,156
Building Materials	—	3,636,469	—	3,636,469
Cable Satellite	—	7,759,281	—	7,759,281
Chemicals	—	2,996,018	—	2,996,018
Construction Machinery	—	1,082,078	—	1,082,078
Consumer Cyclical Services	—	2,699,750	—	2,699,750
Consumer Products	—	3,812,281	—	3,812,281
Diversified Manufacturing	—	1,637,813	—	1,637,813
Financial Institutions	—	5,397,656	—	5,397,656
Food & Beverage	—	4,334,078	—	4,334,078
Food & Staples Retailing	—	—	—	—
Gaming	—	5,286,158	—	5,286,158
Healthcare	—	12,397,625	—	12,397,625
Hotels, Restaurants & Leisure	—	590,875	—	590,875
Independent Energy	—	7,224,523	—	7,224,523
Industrial - Other	—	3,271,187	—	3,271,187
Leisure	—	1,568,813	—	1,568,813
Media Entertainment	—	11,545,669	—	11,545,669
Metals & Mining	—	575,609	—	575,609
Midstream	—	8,159,150	—	8,159,150
Oil Field Services	—	180,750	—	180,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Packaging	$—	$8,128,122	$—	$8,128,122
Paper	—	1,073,563	—	1,073,563
Pharmaceuticals	—	4,958,159	—	4,958,159
Refining	—	488,075	—	488,075
Restaurants	—	2,411,608	—	2,411,608
Retailers	—	3,570,437	—	3,570,437
Technology	—	16,865,332	—	16,865,332
Transportation Services	—	576,438	—	576,438
Utility - Electric	—	1,011,895	—	1,011,895
Wireless Communications	—	4,970,406	—	4,970,406
Wireline Communications	—	890,122	—	890,122

Total Corporate Bonds	—	137,247,512	—	137,247,512

Total	$—	$137,247,512	$3,617	$137,251,129

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Total
Balance as of 12/31/14	$2,899	$—	$2,899
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	(599,988)	(599,988)
Change in Unrealized Appreciation/(Depreciation)	718	600,000	600,718
Purchases*	—	—	—
Sales	—	(12)	(12)
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 09/30/15	$3,617	$—	$3,617

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

September 30, 2015 (Unaudited)

Invesco NVIT Comstock Value Fund

Common Stocks 97.9%

	Shares	Market Value
Aerospace & Defense 1.3%
Honeywell International, Inc.	4,802	$454,701
Textron, Inc.	62,220	2,341,961

		2,796,662

Auto Components 1.8%
Johnson Controls, Inc.	92,957	3,844,702

Automobiles 1.7%
General Motors Co.	124,834	3,747,517

Banks 17.9%
Bank of America Corp.	398,936	6,215,423
Citigroup, Inc.	215,427	10,687,333
Citizens Financial Group, Inc.	68,126	1,625,486
Fifth Third Bancorp	163,377	3,089,459
JPMorgan Chase & Co.	130,236	7,940,489
PNC Financial Services Group, Inc. (The)	42,393	3,781,456
U.S. Bancorp	21,606	886,062
Wells Fargo & Co.	84,000	4,313,400

		38,539,108

Beverages 1.6%
Coca-Cola Co. (The)	85,376	3,425,285

Capital Markets 5.9%
Bank of New York Mellon Corp. (The)	88,945	3,482,197
Goldman Sachs Group, Inc. (The)	12,790	2,222,390
Morgan Stanley	109,251	3,441,407
State Street Corp.	53,096	3,568,582

		12,714,576

Communications Equipment 2.3%
Cisco Systems, Inc.	186,119	4,885,624

Consumer Finance 0.9%
Ally Financial, Inc.*	98,540	2,008,245

Diversified Telecommunication Services 0.7%
Frontier Communications Corp.	334,625	1,589,469

Electric Utilities 0.5%
FirstEnergy Corp.	31,855	997,380

Electrical Equipment 1.3%
Emerson Electric Co.	61,904	2,734,300

Electronic Equipment, Instruments & Components 0.6%
Corning, Inc.	79,306	1,357,719

Energy Equipment & Services 2.9%
Halliburton Co.	52,739	1,864,323
Noble Corp. PLC	96,137	1,048,855
Weatherford International PLC*	397,923	3,374,387

		6,287,565

Food & Staples Retailing 1.5%
CVS Health Corp.	10,388	1,002,234
Wal-Mart Stores, Inc.	33,572	2,176,809

		3,179,043

Food Products 2.6%
ConAgra Foods, Inc.	96,153	3,895,158
Mondelez International, Inc., Class A	41,926	1,755,442

		5,650,600

Health Care Equipment & Supplies 0.7%
Medtronic PLC	21,896	1,465,718

Health Care Providers & Services 1.8%
Anthem, Inc.	15,186	2,126,040
Express Scripts Holding Co.*	22,457	1,818,119

		3,944,159

Hotels, Restaurants & Leisure 2.8%
Carnival Corp.	121,246	6,025,926

Household Durables 0.8%
Newell Rubbermaid, Inc.	45,365	1,801,444

Industrial Conglomerates 2.7%
General Electric Co.	229,855	5,796,943

Information Technology Services 0.8%
PayPal Holdings, Inc.*	58,085	1,802,958

Insurance 3.7%
Aflac, Inc.	37,896	2,202,894
Allstate Corp. (The)	45,619	2,656,851
MetLife, Inc.	65,759	3,100,537

		7,960,282

Internet Software & Services 1.6%
eBay, Inc.*	94,998	2,321,751
Yahoo!, Inc.*	36,821	1,064,495

		3,386,246

Leisure Products 0.3%
Mattel, Inc.	29,206	615,078

Machinery 1.2%
Caterpillar, Inc.	23,028	1,505,110
Ingersoll-Rand PLC	22,953	1,165,324

		2,670,434

Media 5.9%
CBS Corp., Non-Voting Shares, Class B	20,454	816,115
Comcast Corp., Class A	60,957	3,467,234
Time Warner Cable, Inc.	13,968	2,505,440
Time Warner, Inc.	14,227	978,106
Twenty-First Century Fox, Inc., Class B	90,970	2,462,558
Viacom, Inc., Class B	59,936	2,586,239

		12,815,692

Metals & Mining 0.7%
Alcoa, Inc.	154,014	1,487,775

Multiline Retail 2.4%
Kohl’s Corp.	57,688	2,671,531
Target Corp.	33,112	2,604,590

		5,276,121

Multi-Utilities 0.7%
PG&E Corp.	26,895	1,420,056

Oil, Gas & Consumable Fuels 10.5%
BP PLC,ADR-UK	112,617	3,441,576
Chevron Corp.	33,484	2,641,218
Devon Energy Corp.	54,104	2,006,718
Hess Corp.	22,913	1,147,025
Murphy Oil Corp.	57,961	1,402,656
Occidental Petroleum Corp.	28,160	1,862,784
QEP Resources, Inc.	100,789	1,262,886
Royal Dutch Shell PLC, Class A,ADR-NL	84,847	4,020,899
Suncor Energy, Inc.	181,206	4,841,824

		22,627,586

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Paper & Forest Products 0.8%
International Paper Co.	42,804	$1,617,563

Personal Products 0.4%
Unilever NV, NYRS-UK	24,101	968,860

Pharmaceuticals 8.6%
AbbVie, Inc.	32,432	1,764,625
GlaxoSmithKline PLC, ADR-UK	20,863	802,182
Merck & Co., Inc.	81,209	4,010,913
Novartis AG REG	35,193	3,234,655
Pfizer, Inc.	118,342	3,717,122
Roche Holding AG, ADR-CH	56,208	1,852,054
Sanofi, ADR-FR	65,524	3,110,424

		18,491,975

Semiconductors & Semiconductor Equipment 0.9%
Intel Corp.	64,522	1,944,693

Software 4.1%
Autodesk, Inc.*	13,865	612,001
Citrix Systems, Inc.*	32,571	2,256,519
Microsoft Corp.	71,649	3,171,185
Symantec Corp.	149,196	2,904,846

		8,944,551

Technology Hardware, Storage & Peripherals 2.7%
Hewlett-Packard Co.	106,611	2,730,308
NetApp, Inc.	102,574	3,036,190

		5,766,498

Textiles, Apparel & Luxury Goods 0.3%
Fossil Group, Inc.*	11,125	621,665

Total Investments (cost $186,036,678) (a) — 97.9%		211,210,018
Other assets in excess of liabilities — 2.1%		4,428,782

NET ASSETS — 100.0%		$215,638,800

*	Denotes a non-income producing security.
(a)	At September 30, 2015, the tax basis cost of the Fund’s investments was $189,535,206, tax unrealized appreciation and depreciation were $39,059,141 and $(17,384,329), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
FR	France
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
REG	Registered Shares
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

At September 30, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Deutsche Bank Securities, Inc.	10/16/15	(590,605)	$(908,817)	$(893,375)	$15,442
British Pound	Goldman Sachs International	10/16/15	(590,605)	(908,817)	(893,375)	15,442
British Pound	Canadian Imperial Bank of Commerce	10/16/15	(590,605)	(909,124)	(893,375)	15,749
British Pound	Royal Bank of Canada	10/16/15	(590,609)	(908,989)	(893,382)	15,607
Canadian Dollar	Canadian Imperial Bank of Commerce	10/16/15	(1,295,564)	(977,910)	(970,750)	7,160
Canadian Dollar	Goldman Sachs International	10/16/15	(1,295,573)	(978,049)	(970,756)	7,293
Canadian Dollar	Deutsche Bank Securities, Inc.	10/16/15	(1,295,573)	(977,909)	(970,756)	7,153
Canadian Dollar	Royal Bank of Canada	10/16/15	(1,295,572)	(977,835)	(970,756)	7,079
Euro	Barclays Bank PLC	10/16/15	(1,243,715)	(1,407,584)	(1,390,017)	17,567
Euro	Canadian Imperial Bank of Commerce	10/16/15	(1,243,716)	(1,407,314)	(1,390,018)	17,296
Euro	Deutsche Bank Securities, Inc.	10/16/15	(1,243,715)	(1,407,183)	(1,390,018)	17,165
Euro	Goldman Sachs International	10/16/15	(1,243,715)	(1,407,089)	(1,390,017)	17,072
Euro	Royal Bank of Canada	10/16/15	(1,243,716)	(1,407,501)	(1,390,018)	17,483
Swiss Franc	Royal Bank of Canada	10/16/15	(1,101,166)	(1,135,832)	(1,130,385)	5,447
Swiss Franc	Canadian Imperial Bank of Commerce	10/16/15	(1,101,166)	(1,135,785)	(1,130,385)	5,400
Swiss Franc	Goldman Sachs International	10/16/15	(1,101,166)	(1,135,586)	(1,130,385)	5,201
Swiss Franc	Deutsche Bank Securities, Inc.	10/16/15	(1,101,143)	(1,135,866)	(1,130,361)	5,505

Total Short Contracts				$(19,127,190)	$(18,928,129)	$199,061

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Swiss Franc	Deutsche Bank Securities, Inc.	10/16/15	391,504	$403,430	$401,892	$(1,538)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,796,662	$—	$—	$2,796,662
Auto Components	3,844,702	—	—	3,844,702
Automobiles	3,747,517	—	—	3,747,517
Banks	38,539,108	—	—	38,539,108
Beverages	3,425,285	—	—	3,425,285
Capital Markets	12,714,576	—	—	12,714,576
Communications Equipment	4,885,624	—	—	4,885,624
Consumer Finance	2,008,245	—	—	2,008,245
Diversified Telecommunication Services	1,589,469	—	—	1,589,469
Electric Utilities	997,380	—	—	997,380
Electrical Equipment	2,734,300	—	—	2,734,300
Electronic Equipment, Instruments & Components	1,357,719	—	—	1,357,719
Energy Equipment & Services	6,287,565	—	—	6,287,565
Food & Staples Retailing	3,179,043	—	—	3,179,043
Food Products	5,650,600	—	—	5,650,600
Health Care Equipment & Supplies	1,465,718	—	—	1,465,718
Health Care Providers & Services	3,944,159	—	—	3,944,159
Hotels, Restaurants & Leisure	6,025,926	—	—	6,025,926
Household Durables	1,801,444	—	—	1,801,444
Industrial Conglomerates	5,796,943	—	—	5,796,943
Information Technology Services	1,802,958	—	—	1,802,958
Insurance	7,960,282	—	—	7,960,282
Internet Software & Services	3,386,246	—	—	3,386,246
Leisure Products	615,078	—	—	615,078

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Machinery	$2,670,434	$—	$—	$2,670,434
Media	12,815,692	—	—	12,815,692
Metals & Mining	1,487,775	—	—	1,487,775
Multiline Retail	5,276,121	—	—	5,276,121
Multi-Utilities	1,420,056	—	—	1,420,056
Oil, Gas & Consumable Fuels	22,627,586	—	—	22,627,586
Paper & Forest Products	1,617,563	—	—	1,617,563
Personal Products	968,860	—	—	968,860
Pharmaceuticals	15,257,320	3,234,655	—	18,491,975
Semiconductors & Semiconductor Equipment	1,944,693	—	—	1,944,693
Software	8,944,551	—	—	8,944,551
Technology Hardware, Storage & Peripherals	5,766,498	—	—	5,766,498
Textiles, Apparel & Luxury Goods	621,665	—	—	621,665

Total Common Stocks	$207,975,363	$3,234,655	$—	$211,210,018

Forward Foreign Currency Contracts	—	199,061	—	199,061

Total Assets	$207,975,363	$3,433,716	$—	$211,409,079

Liabilities:
Forward Foreign Currency Contracts	—	(1,538)	—	(1,538)

Total Liabilities	$—	$(1,538)	$—	$(1,538)

Total	$207,975,363	$3,432,178	$—	$211,407,541

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contract.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2015

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$199,061

Total		$199,061

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(1,538)

Total		$(1,538)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2015 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund

Mutual Fund 4.9%

	Shares	Market Value
Closed-End Mutual Fund 4.9%
Eaton Vance Limited Duration Income Fund	24,145	$306,159

Total Mutual Funds (cost $317,012)		306,159

Exchange Traded Funds 69.6%
	Shares	Market Value
Equity Funds 49.3%
Financial Select Sector SPDR Fund	5,200	117,832
Guggenheim S&P 500 Equal Weight ETF	2,035	149,694
iShares Currency Hedged MSCI Eurozone ETF	4,605	114,204
iShares MSCI Europe Small-Cap ETF	4,710	205,780
iShares MSCI Italy Capped ETF	12,800	183,296
iShares MSCI Japan ETF	20,960	239,573
iShares MSCI Japan Small-Cap ETF	3,370	186,260
iShares MSCI USA Minimum Volatility ETF	6,300	249,417
iShares North American Tech ETF	5,455	547,027
iShares U.S. Consumer Services ETF	1,835	252,478
PowerShares Aerospace & Defense Portfolio	9,315	305,998
SPDR Barclays Convertible Securities ETF	3,470	155,178
SPDR KBW Regional Banking ETF	3,120	128,482
WisdomTree Europe SmallCap Dividend Fund	4,060	218,631

Total Equity Funds (cost $3,203,050)		3,053,850

Fixed Income Funds 20.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,140	132,343
PowerShares Fundamental High Yield Corporate Bond Portfolio	35,460	631,543
Vanguard Short-Term Corporate Bond ETF	6,150	490,216

Total Fixed Income Funds (cost $1,299,133)		1,254,102

Total Exchange Traded Funds (cost $4,502,183)		4,307,952

Exchange Traded Note 3.6%

	Principal Amount	Market Value
Exchange Traded Note 3.6%
VelocityShares Daily Inverse VIX Short Term ETN*	9,250	225,237

Total Exchange Traded Note (cost $228,348)		225,237

Total Investments (cost $5,047,543) (a) — 78.1%		4,839,348
Other assets in excess of liabilities — 21.9%		1,355,342

NET ASSETS — 100.0%		$6,194,690

*	Denotes a non-income producing security.
(a)	At September 30, 2015, the tax basis cost of the Fund’s investments was $5,076,796, tax unrealized appreciation and depreciation were $9,629 and $(247,077), respectively.

ETF	Exchange Traded Fund
ETN	Exchange Traded Note
VIX	Chicago Board Options Exchange Volatility Index

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund (Continued)

At September 30, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro	JPMorgan Chase Bank	11/18/15	(99,305)	$(114,000)	$(111,046)	$2,954
Euro	JPMorgan Chase Bank	11/18/15	(49,785)	(56,000)	(55,671)	329
Euro	JPMorgan Chase Bank	11/18/15	(163,442)	(183,000)	(182,765)	235

Total Short Contracts				$(353,000)	$(349,482)	$3,518

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$4,307,952	$—	$—	$4,307,952
Exchange Traded Note	225,237	—	—	225,237
Forward Foreign Currency Contracts	—	3,518	—	3,518
Mutual Fund	306,159	—	—	306,159

Total	$4,839,348	$3,518	$—	$4,842,866

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2015

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$3,518

Total		$3,518

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2015 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund

Mutual Funds 100.4%

	Shares	Market Value
Equity Funds 84.9%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	14,039	$223,227
DFA Real Estate Securities Portfolio, Institutional Class	5,308	165,870
DFA U.S. Core Equity 1 Portfolio, Institutional Class	39,474	657,634
DFA U.S. Small Cap Portfolio, Institutional Class	10,697	311,604
DFA VA International Small Portfolio*	25,718	285,984
DFA VA International Value Portfolio*	52,503	557,586
DFA VA U.S. Large Value Portfolio*	22,324	471,710

Total Equity Funds (cost $2,873,250)		2,673,615

Fixed Income Funds 13.4%
DFA VA Global Bond Portfolio*	20,865	228,059
DFA VA Short-Term Fixed Portfolio*	19,110	195,304

Total Fixed Income Funds (cost $420,919)		423,363

Money Market Fund 2.1%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	65,038	65,038

Total Money Market Fund (cost $65,038)		65,038

Total Mutual Funds (cost $3,359,207)		3,162,016

Total Investments (cost $3,359,207) (c) — 100.4%		3,162,016
Liabilities in excess of other assets — (0.4)%		(12,606)

NET ASSETS — 100.0%		$3,149,410

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2015.
(b)	Investment in affiliate.
(c)	At September 30, 2015, the tax basis cost of the Fund’s investments was $3,362,832, tax unrealized appreciation and depreciation were $7,631 and $(208,447), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

Loring Ward NVIT Moderate Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 64.9%
DFA U.S. Core Equity 1 Portfolio, Institutional Class	137,612	$2,292,621
DFA U.S. Small Cap Portfolio, Institutional Class	32,935	959,409
DFA VA International Small Portfolio*	98,297	1,093,060
DFA VA International Value Portfolio*	193,843	2,058,608
DFA VA U.S. Large Value Portfolio*	68,866	1,455,147

Total Equity Funds (cost $8,308,856)		7,858,845

Fixed Income Funds 33.2%
DFA Intermediate Government Fixed Income Portfolio, Institutional Class	162,946	2,072,669
DFA VA Short-Term Fixed Portfolio*	190,641	1,948,355

Total Fixed Income Funds (cost $3,992,623)		4,021,024

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	243,558	243,558

Total Money Market Fund (cost $243,558)		243,558

Total Mutual Funds (cost $12,545,037)		12,123,427

Total Investments (cost $12,545,037) (c) — 100.1%		12,123,427
Liabilities in excess of other assets — (0.1)%		(16,543)

NET ASSETS — 100.0%		$12,106,884

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2015.
(b)	Investment in affiliate.
(c)	At September 30, 2015, the tax basis cost of the Fund’s investments was $12,550,768, tax unrealized appreciation and depreciation were $51,155 and $(478,496), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Loring Ward NVIT Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 99.6%

	Shares	Market Value
Aerospace & Defense 4.9%
Boeing Co. (The)	41,000	$5,368,950
Raytheon Co.	38,500	4,206,510

		9,575,460

Banks 7.3%
JPMorgan Chase & Co.	138,000	8,413,860
Wells Fargo & Co.	112,000	5,751,200

		14,165,060

Capital Markets 5.3%
Charles Schwab Corp. (The)	70,000	1,999,200
Goldman Sachs Group, Inc. (The)	47,500	8,253,600

		10,252,800

Chemicals 2.8%
Methanex Corp.	61,000	2,022,760
Scotts Miracle-Gro Co. (The), Class A	57,000	3,466,740

		5,489,500

Commercial Services & Supplies 3.1%
Covanta Holding Corp.	88,000	1,535,600
Pitney Bowes, Inc.	232,000	4,605,200

		6,140,800

Communications Equipment 5.2%
Cisco Systems, Inc.	166,000	4,357,500
Motorola Solutions, Inc.	85,000	5,812,300

		10,169,800

Consumer Finance 3.3%
American Express Co.	87,000	6,449,310

Containers & Packaging 3.1%
Sealed Air Corp.	130,000	6,094,400

Diversified Financial Services 8.5%
Berkshire Hathaway, Inc., Class B*	57,000	7,432,800
Intercontinental Exchange, Inc.	39,000	9,164,610

		16,597,410

Electrical Equipment 0.9%
Rockwell Automation, Inc.	17,000	1,724,990

Energy Equipment & Services 1.9%
Schlumberger Ltd.	54,000	3,724,380

Food Products 1.7%
Mondelez International, Inc., Class A	80,000	3,349,600

Gas Utilities 1.4%
National Fuel Gas Co.	54,000	2,698,920

Health Care Equipment & Supplies 1.7%
Hill-Rom Holdings, Inc.	65,000	3,379,350

Health Care Providers & Services 8.4%
Aetna, Inc.	27,000	2,954,070
Cardinal Health, Inc.	83,000	6,376,060
HCA Holdings, Inc.*	53,000	4,100,080
Henry Schein, Inc.*	22,000	2,919,840

		16,350,050

Hotels, Restaurants & Leisure 1.9%
Hyatt Hotels Corp., Class A*	80,000	3,768,000

Household Products 1.4%
Procter & Gamble Co. (The)	37,000	2,661,780

Industrial Conglomerates 2.9%
3M Co.	40,000	5,670,800

Information Technology Services 2.5%
PayPal Holdings, Inc.*	155,000	4,811,200

Internet Software & Services 5.5%
eBay, Inc.*	155,000	3,788,200
Google, Inc., Class C*	11,400	6,935,988

		10,724,188

Machinery 3.2%
Stanley Black & Decker, Inc.	65,000	6,303,700

Media 4.6%
Omnicom Group, Inc.	55,000	3,624,500
Twenty-First Century Fox, Inc., Class A	197,000	5,315,060

		8,939,560

Metals & Mining 1.1%
Carpenter Technology Corp.	70,000	2,083,900

Oil, Gas & Consumable Fuels 1.5%
Cabot Oil & Gas Corp.	138,000	3,016,680

Pharmaceuticals 3.6%
Pfizer, Inc.	222,000	6,973,020

Professional Services 1.5%
Nielsen Holdings PLC	66,000	2,935,020

Road & Rail 1.6%
CSX Corp.	118,000	3,174,200

Software 3.8%
Activision Blizzard, Inc.	140,000	4,324,600
Microsoft Corp.	72,000	3,186,720

		7,511,320

Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	35,000	3,860,500
EMC Corp.	140,000	3,382,400
NCR Corp.*	115,000	2,616,250

		9,859,150

Total Investments (cost $165,627,021) (a) — 99.6%		194,594,348
Other assets in excess of liabilities — 0.4%		776,558

NET ASSETS — 100.0%		$195,370,906

*	Denotes a non-income producing security.
(a)	At September 30, 2015, the tax basis cost of the Fund’s investments was $165,771,915, tax unrealized appreciation and depreciation were $37,280,081 and $(8,457,648), respectively.

Ltd.	Limited
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 97.8%

	Shares	Market Value
Airlines 2.5%
Ryanair Holdings PLC, ADR-IE	42,087	$3,295,412

Auto Components 2.4%
BorgWarner, Inc.	77,504	3,223,391

Banks 3.6%
U.S. Bancorp	116,661	4,784,268

Communications Equipment 1.6%
NetScout Systems, Inc.*	62,047	2,194,602

Consumer Finance 5.0%
American Express Co.	89,754	6,653,464

Diversified Financial Services 3.0%
Intercontinental Exchange, Inc.	16,944	3,981,671

Diversified Telecommunication Services 2.2%
Level 3 Communications, Inc.*	67,745	2,959,779

Electric Utilities 4.5%
Eversource Energy	118,220	5,984,296

Energy Equipment & Services 3.7%
Schlumberger Ltd.	71,748	4,948,460

Food Products 2.4%
Keurig Green Mountain, Inc.	61,878	3,226,319

Health Care Equipment & Supplies 5.7%
Abbott Laboratories	79,324	3,190,412
Becton, Dickinson and Co.	33,608	4,458,437

		7,648,849

Health Care Providers & Services 1.3%
Premier, Inc., Class A*	51,150	1,758,025

Household Durables 4.7%
Newell Rubbermaid, Inc.	156,687	6,222,041

Industrial Conglomerates 6.2%
3M Co.	19,118	2,710,359
Danaher Corp.	65,673	5,595,996

		8,306,355

Information Technology Services 7.2%
Alliance Data Systems Corp.*	17,448	4,518,683
MasterCard, Inc., Class A	23,923	2,155,941
PayPal Holdings, Inc.*	93,891	2,914,376

		9,589,000

Insurance 5.1%
Progressive Corp. (The)	223,912	6,860,664

Internet Software & Services 1.8%
eBay, Inc.*	96,186	2,350,786

Oil, Gas & Consumable Fuels 3.1%
Cimarex Energy Co.	12,679	1,299,344
Noble Energy, Inc.	94,352	2,847,543

		4,146,887

Personal Products 3.5%
Unilever NV, NYRS-UK	117,455	4,721,691

Pharmaceuticals 2.0%
Roche Holding AG, ADR-CH	82,628	2,722,593

Professional Services 4.1%
ManpowerGroup, Inc.	24,279	1,988,207
Robert Half International, Inc.	69,163	3,538,379

		5,526,586

Semiconductors & Semiconductor Equipment 5.4%
Texas Instruments, Inc.	145,812	7,220,610

Software 5.8%
Adobe Systems, Inc.*	28,007	2,302,736
Intuit, Inc.	60,838	5,399,372

		7,702,108

Specialty Retail 4.6%
O’Reilly Automotive, Inc.*	8,031	2,007,750
TJX Cos., Inc. (The)	57,072	4,076,082

		6,083,832

Textiles, Apparel & Luxury Goods 1.2%
Gildan Activewear, Inc.	53,412	1,610,906

Trading Companies & Distributors 5.2%
NOW, Inc.*	149,608	2,214,199
W.W. Grainger, Inc.	22,316	4,798,163

		7,012,362

Total Investments (cost $110,509,660) (a) — 97.8%		130,734,957
Other assets in excess of liabilities — 2.2%		3,008,924

NET ASSETS — 100.0%		$133,743,881

*	Denotes a non-income producing security.
(a)	At September 30, 2015, the tax basis cost of the Fund’s investments was $110,720,917, tax unrealized appreciation and depreciation were $27,076,028 and $(7,061,988), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
IE	Ireland
Ltd.	Limited
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.4%

	Principal Amount	Market Value
Automobiles 0.2%
Hyundai Auto Receivables Trust, Series 2015-B, Class A3, 1.12%, 11/15/19	$2,500,000	$2,495,405
Toyota Auto Receivables Owner Trust, Series 2014-A, Class A4, 1.18%, 06/17/19	1,500,000	1,502,739

		3,998,144

Credit Card 0.2%
Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7, 5.75%, 07/15/20	3,500,000	3,810,863
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 03/15/21	1,250,000	1,244,374

		5,055,237

Total Asset-Backed Securities (cost $9,078,696)		9,053,381

Commercial Mortgage Backed Securities 2.1%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2007-1, Class A4, 5.45%, 01/15/49	2,026,409	2,115,560
Series 2007-3, Class A4, 5.73%, 06/10/49(a)	2,798,067	2,926,098
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.35%, 12/10/49(a)	913,045	974,875
COMM Mortgage Trust Series 2013-CR8, Class A5, 3.61%, 06/10/46(a)	1,000,000	1,052,356
Series 2015-DC1, Class A5, 3.35%, 02/10/48	1,000,000	1,017,840
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,000,000	1,058,212
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.96%, 03/10/47	1,500,000	1,609,147
CW Capital Cobalt Ltd., Series 2007-C3, Class A4, 5.96%, 05/15/46(a)	1,804,288	1,910,985
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K003, Class A5, 5.09%, 03/25/19	400,000	447,131
Series K004, Class A1, 3.41%, 05/25/19	551,903	576,454
Series K006, Class A1, 3.40%, 07/25/19	411,373	428,643
Series K006, Class A2, 4.25%, 01/25/20	200,000	220,505
Series K008, Class A1, 2.75%, 12/25/19	72,718	74,862
Series K013, Class A2, 3.97%, 01/25/21	500,000	550,561
Series K014, Class A1, 2.79%, 10/25/20	190,420	197,933
Series K020, Class A2, 2.37%, 05/25/22	1,500,000	1,508,970
Series K024, Class A2, 2.57%, 09/25/22	100,000	101,816
Series K026, Class A2, 2.51%, 11/25/22	900,000	910,660
Series K031, Class A2, 3.30%, 04/25/23(a)	400,000	424,227
Series K033, Class A2, 3.06%, 07/25/23(a)	950,000	990,877
Series K034, Class A2, 3.53%, 07/25/23(a)	1,900,000	2,042,574
Series K037, Class A2, 3.49%, 01/25/24	800,000	854,784
Series K038, Class A1, 2.60%, 10/25/23	327,260	340,122
Series K713, Class A2, 2.31%, 03/25/20	1,000,000	1,024,192
Federal National Mortgage Association-ACES Series 2013-M6, Class 1AC, 4.30%, 02/25/43(a)	250,000	267,467
Series 2014-M6, Class A2, 2.68%, 05/25/21(a)	250,000	258,765
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, 12/10/49	1,740,490	1,827,182
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 05/10/50	1,500,000	1,529,553
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 05/10/45	2,500,000	2,624,073
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/15/47	1,000,000	1,054,348
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP9, Class A3, 5.34%, 05/15/47	2,866,763	2,962,493
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	420,000	439,198
Series 2011-C5, Class A3, 4.17%, 08/15/46	950,000	1,039,321
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 6.07%, 08/12/49(a)	800,000	848,594
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, 05/15/48	1,000,000	1,044,845
Morgan Stanley Capital I, Inc., Series 2007-IQ14, Class A4, 5.69%, 04/15/49(a)	1,500,000	1,564,937
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4, 5.51%, 04/15/47	2,000,000	2,040,920
Series 2007-C33, Class A4, 6.15%, 02/15/51(a)	1,864,860	1,948,468
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 05/15/48	1,500,000	1,543,374
WF-RBS Commercial Mortgage Trust Series 2013-C14, Class A5, 3.34%, 06/15/46	1,750,000	1,810,335
Series 2013-C15, Class A4, 4.15%, 08/15/46(a)	1,175,000	1,280,443

Total Commercial Mortgage Backed Securities (cost $45,891,051)		47,443,700

Corporate Bonds 24.8%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
Boeing Capital Corp., 4.70%, 10/27/19	250,000	278,703
Boeing Co. (The), 4.88%, 02/15/20	500,000	562,643

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Aerospace & Defense (continued)
Boeing Co. (The), (continued)
3.30%, 03/01/35	$130,000	$119,883
Embraer SA, 5.15%, 06/15/22	350,000	332,500
General Dynamics Corp., 1.00%, 11/15/17	500,000	497,539
3.88%, 07/15/21	100,000	107,162
Harris Corp., 2.70%, 04/27/20	1,000,000	989,475
4.85%, 04/27/35	90,000	86,867
L-3 Communications Corp., 3.95%, 11/15/16	150,000	153,791
5.20%, 10/15/19	500,000	531,614
3.95%, 05/28/24	750,000	718,986
Lockheed Martin Corp., 2.90%, 03/01/25	500,000	484,410
3.60%, 03/01/35	110,000	100,944
4.07%, 12/15/42	393,000	371,917
Northrop Grumman Corp., 3.50%, 03/15/21	500,000	517,737
4.75%, 06/01/43	250,000	257,932
Raytheon Co., 6.40%, 12/15/18	206,000	236,565
3.13%, 10/15/20	250,000	261,934
3.15%, 12/15/24	145,000	146,563
4.70%, 12/15/41	150,000	161,206
United Technologies Corp., 1.80%, 06/01/17	600,000	607,207
4.50%, 04/15/20	250,000	276,476
6.13%, 07/15/38	400,000	492,733
4.50%, 06/01/42	500,000	509,146
4.15%, 05/15/45	550,000	533,666

		9,337,599

Airlines 0.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	433,915	463,204
Continental Airlines Pass Through Trust, Series 2012-1, Class A, 4.15%, 04/11/24	315,547	323,436
Southwest Airlines Co., 5.13%, 03/01/17	147,000	154,609
United Airlines Pass Through Trust, Series 2009-2A, 9.75%, 07/15/18	197,185	214,456
Series 2013-1, Class A, 4.30%, 08/15/25	475,993	494,129

		1,649,834

Auto Components 0.1%
BorgWarner, Inc., 3.38%, 03/15/25	135,000	132,187
Delphi Corp., 4.15%, 03/15/24	475,000	479,003
Johnson Controls, Inc., 4.25%, 03/01/21	150,000	158,571
3.75%, 12/01/21	600,000	614,912
4.63%, 07/02/44	350,000	321,181

		1,705,854

Automobiles 0.4%
American Honda Finance Corp., 1.20%, 07/14/17	500,000	499,662
Daimler Finance North America LLC, 8.50%, 01/18/31	250,000	354,916
Ford Motor Co., 7.45%, 07/16/31	500,000	621,105
4.75%, 01/15/43	350,000	328,318
Ford Motor Credit Co. LLC, 4.25%, 02/03/17	1,000,000	1,033,349
3.00%, 06/12/17	350,000	355,548
2.24%, 06/15/18	500,000	498,544
2.38%, 03/12/19	750,000	744,042
3.66%, 09/08/24(b)	500,000	485,268
General Motors Co., 5.20%, 04/01/45	500,000	469,221
General Motors Financial Co., Inc., 3.15%, 01/15/20	1,080,000	1,070,776
4.38%, 09/25/21	500,000	510,491
Toyota Motor Credit Corp., 2.00%, 10/24/18	500,000	505,240
2.10%, 01/17/19	650,000	657,424
2.13%, 07/18/19	500,000	501,643
2.15%, 03/12/20	500,000	501,085
3.30%, 01/12/22	500,000	517,489

		9,654,121

Banks 4.4%
Abbey National Treasury Services PLC, 2.38%, 03/16/20(b)	500,000	502,202
4.00%, 03/13/24	500,000	520,010
Australia & New Zealand Banking Group Ltd., 1.50%, 01/16/18	500,000	500,041
Bank of America Corp., 3.88%, 03/22/17	500,000	516,548
1.70%, 08/25/17(b)	500,000	501,314
2.00%, 01/11/18	600,000	602,219
Series L, 5.65%, 05/01/18	3,200,000	3,491,542
Series L, 2.60%, 01/15/19	500,000	505,080
Series L, 2.65%, 04/01/19	500,000	505,645
Series L, 2.25%, 04/21/20	1,000,000	985,231
5.63%, 07/01/20	1,000,000	1,127,875
5.00%, 05/13/21	700,000	771,317
5.70%, 01/24/22(b)	750,000	855,471
3.30%, 01/11/23	500,000	496,177
4.10%, 07/24/23	750,000	779,243
4.00%, 04/01/24	350,000	360,257
Series L, 3.95%, 04/21/25	310,000	301,579
3.88%, 08/01/25(b)	250,000	253,473
4.25%, 10/22/26(b)	435,000	430,048
5.88%, 02/07/42	250,000	292,332
5.00%, 01/21/44	350,000	368,578
Series L, 4.75%, 04/21/45	1,000,000	985,502
Bank of America NA, 5.30%, 03/15/17	200,000	210,098
Bank of Montreal, 1.45%, 04/09/18	750,000	745,738
Bank of New York Mellon Corp. (The), 1.30%, 01/25/18	500,000	498,897
2.60%, 08/17/20(b)	395,000	400,815
3.25%, 09/11/24	750,000	754,989
Series G, 3.00%, 02/24/25	205,000	201,511
Bank of Nova Scotia, 1.45%, 04/25/18	500,000	497,292
2.80%, 07/21/21	500,000	504,982

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Bank of Nova Scotia (The), 1.70%, 06/11/18	$500,000	$499,242
Bank One Corp., 8.00%, 04/29/27	290,000	385,074
Barclays Bank PLC, 2.50%, 02/20/19	500,000	508,554
5.13%, 01/08/20(b)	500,000	559,148
5.14%, 10/14/20	250,000	273,829
Barclays PLC, 2.00%, 03/16/18(b)	500,000	499,662
3.65%, 03/16/25(b)	360,000	343,709
5.25%, 08/17/45	205,000	206,459
BB&T Corp., 2.15%, 03/22/17	100,000	101,319
2.05%, 06/19/18	750,000	757,542
2.45%, 01/15/20	500,000	504,737
BNP Paribas SA, 2.70%, 08/20/18	250,000	255,734
2.38%, 05/21/20	1,000,000	1,003,269
5.00%, 01/15/21	250,000	280,570
3.25%, 03/03/23	500,000	503,323
BPCE SA, 4.00%, 04/15/24(b)	475,000	493,570
Branch Banking & Trust Co., 1.35%, 10/01/17	500,000	499,787
3.63%, 09/16/25	250,000	250,202
Capital One Financial Corp., 5.25%, 02/21/17	304,000	320,435
4.75%, 07/15/21	300,000	327,237
3.75%, 04/24/24	700,000	695,170
Capital One NA, 1.50%, 03/22/18	300,000	295,894
2.40%, 09/05/19	500,000	496,721
Citigroup, Inc., 4.45%, 01/10/17	1,000,000	1,039,841
6.13%, 11/21/17	500,000	545,023
1.70%, 04/27/18	1,000,000	994,803
1.75%, 05/01/18	1,000,000	993,732
8.50%, 05/22/19	500,000	603,678
2.50%, 07/29/19	500,000	503,161
5.38%, 08/09/20	250,000	279,038
4.50%, 01/14/22	650,000	703,031
3.88%, 10/25/23	750,000	773,375
3.75%, 06/16/24(b)	500,000	508,555
3.30%, 04/27/25(b)	1,310,000	1,275,982
4.30%, 11/20/26(b)	500,000	495,146
6.63%, 06/15/32	333,000	393,870
8.13%, 07/15/39(b)	350,000	503,334
6.68%, 09/13/43	250,000	306,131
Commonwealth Bank of Australia, 2.50%, 09/20/18	500,000	510,455
2.30%, 03/12/20	500,000	501,547
Compass Bank, 3.88%, 04/10/25	500,000	466,100
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.38%, 01/19/17	500,000	513,871
1.70%, 03/19/18	750,000	752,319
4.63%, 12/01/23	250,000	258,298
3.38%, 05/21/25	500,000	490,555
5.25%, 05/24/41	175,000	195,684
5.75%, 12/01/43	250,000	273,291
Credit Suisse, 2.30%, 05/28/19	600,000	602,326
4.38%, 08/05/20	400,000	435,459
3.63%, 09/09/24	500,000	500,829
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20(c)	1,000,000	997,206
3.80%, 09/15/22(b)(c)	440,000	439,498
3.75%, 03/26/25(c)	390,000	378,750
Discover Bank, 4.20%, 08/08/23	500,000	514,819
Fifth Third Bancorp, 2.88%, 07/27/20	500,000	504,119
3.50%, 03/15/22	700,000	713,466
HSBC Bank USA NA, 5.63%, 08/15/35	250,000	281,894
HSBC Holdings PLC, 5.10%, 04/05/21(b)	500,000	553,650
4.25%, 03/14/24	500,000	495,995
6.50%, 05/02/36	400,000	473,013
6.50%, 09/15/37	600,000	702,846
5.25%, 03/14/44(b)	250,000	253,658
HSBC USA, Inc., 2.63%, 09/24/18	500,000	508,800
2.38%, 11/13/19	500,000	498,926
3.50%, 06/23/24(b)	500,000	508,536
Intesa Sanpaolo SpA, 2.38%, 01/13/17	500,000	501,740
3.88%, 01/16/18	500,000	515,067
JPMorgan Chase & Co., 1.35%, 02/15/17(b)	750,000	750,975
1.80%, 01/25/18(b)	1,000,000	1,000,852
2.25%, 01/23/20(b)	500,000	495,841
2.75%, 06/23/20(b)	500,000	504,279
4.25%, 10/15/20	350,000	375,165
4.63%, 05/10/21	500,000	544,381
3.38%, 05/01/23(b)	250,000	244,316
3.88%, 09/10/24	1,000,000	990,444
3.13%, 01/23/25(b)	1,000,000	965,108
4.25%, 10/01/27(b)	500,000	497,954
5.60%, 07/15/41	400,000	457,768
5.40%, 01/06/42	500,000	562,691
4.85%, 02/01/44(b)	500,000	522,900
JPMorgan Chase Bank NA, 6.00%, 07/05/17	2,210,000	2,383,931
6.00%, 10/01/17	1,000,000	1,080,610
KeyBank NA, 2.50%, 12/15/19	250,000	253,122
6.95%, 02/01/28	225,000	286,339
KeyCorp, 2.30%, 12/13/18	500,000	502,679
Korea Finance Corp., 4.63%, 11/16/21	200,000	221,721
Kreditanstalt fuer Wiederaufbau, 0.88%, 09/05/17	1,000,000	1,001,020
4.38%, 03/15/18	600,000	649,615
1.00%, 06/11/18(b)	2,500,000	2,499,072
2.75%, 09/08/20	400,000	422,951
Landwirtschaftliche Rentenbank, 5.13%, 02/01/17	750,000	794,077
1.00%, 04/04/18	1,000,000	1,000,690
Lloyds Bank PLC, 2.30%, 11/27/18	750,000	758,620
2.40%, 03/17/20	500,000	500,532

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Lloyds Banking Group PLC, 4.50%, 11/04/24(b)	$205,000	$206,076
Manufacturers & Traders Trust Co., 1.40%, 07/25/17	500,000	499,087
1.45%, 03/07/18	500,000	496,218
PNC Bank NA, 2.95%, 01/30/23	250,000	244,537
3.80%, 07/25/23	500,000	516,348
2.95%, 02/23/25	500,000	484,157
PNC Funding Corp., 5.13%, 02/08/20	500,000	560,790
Regions Banks, 2.25%, 09/14/18	500,000	502,002
Royal Bank of Canada, 1.20%, 01/23/17	750,000	752,263
1.00%, 04/27/17	750,000	748,862
1.40%, 10/13/17	670,000	669,664
2.20%, 07/27/18	500,000	507,488
2.15%, 03/06/20(b)	500,000	501,224
Royal Bank of Scotland PLC (The), 5.63%, 08/24/20	500,000	568,357
Santander Holdings USA, Inc., 2.65%, 04/17/20	1,300,000	1,276,386
Societe Generale SA, 2.75%, 10/12/17	250,000	254,941
State Street Corp., 3.70%, 11/20/23	500,000	522,480
3.30%, 12/16/24	310,000	313,129
Sumitomo Mitsui Banking Corp., 1.35%, 07/11/17	500,000	498,317
2.45%, 01/10/19	1,000,000	1,006,768
2.45%, 01/16/20	500,000	502,735
SunTrust Banks, Inc., 3.50%, 01/20/17(b)	550,000	563,502
Svenska Handelsbanken AB, 2.50%, 01/25/19	500,000	512,340
Toronto-Dominion Bank (The), 2.38%, 10/19/16	250,000	254,139
1.40%, 04/30/18	750,000	746,120
US Bancorp, 1.65%, 05/15/17	500,000	504,473
1.95%, 11/15/18(b)	500,000	505,216
4.13%, 05/24/21	150,000	162,909
US Bank NA, 2.80%, 01/27/25	1,000,000	970,989
Wells Fargo & Co., 1.50%, 01/16/18	750,000	749,288
2.15%, 01/15/19(b)	500,000	503,939
Series N, 2.15%, 01/30/20	2,000,000	1,995,094
3.30%, 09/09/24	1,000,000	992,410
3.00%, 02/19/25	825,000	793,831
4.30%, 07/22/27	395,000	402,561
5.38%, 02/07/35	457,000	524,030
5.38%, 11/02/43	250,000	275,331
5.61%, 01/15/44	638,000	713,710
3.90%, 05/01/45(b)	250,000	229,746
Wells Fargo Capital X, 5.95%, 12/01/86	275,000	275,688
Westpac Banking Corp., 1.60%, 01/12/18	500,000	501,591
1.55%, 05/25/18	500,000	499,078
2.25%, 01/17/19	750,000	760,599

		99,124,676

Beverages 0.5%
Anheuser-Busch Cos. LLC, 5.00%, 03/01/19	236,000	258,532
5.75%, 04/01/36	324,000	373,467
6.00%, 11/01/41	147,000	171,806
Anheuser-Busch InBev Finance, Inc., 3.70%, 02/01/24(b)	1,000,000	1,013,783
4.63%, 02/01/44	650,000	633,664
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 07/15/17	1,000,000	999,711
5.00%, 04/15/20	275,000	304,408
4.38%, 02/15/21	150,000	163,572
Coca-Cola Co. (The), 1.15%, 04/01/18(b)	500,000	499,551
3.15%, 11/15/20(b)	200,000	209,539
3.20%, 11/01/23(b)	550,000	564,565
Diageo Capital PLC, 1.13%, 04/29/18	750,000	745,421
4.83%, 07/15/20	600,000	666,335
2.63%, 04/29/23	500,000	481,753
Dr Pepper Snapple Group, Inc., 2.70%, 11/15/22	250,000	242,868
Molson Coors Brewing Co., 5.00%, 05/01/42	250,000	220,436
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	206,000	281,650
PepsiCo, Inc., 7.90%, 11/01/18	700,000	827,497
2.25%, 01/07/19	500,000	510,194
1.85%, 04/30/20	500,000	497,163
3.13%, 11/01/20	300,000	314,131
5.50%, 01/15/40	250,000	291,712
4.25%, 10/22/44	500,000	494,429

		10,766,187

Biotechnology 0.3%
Amgen, Inc., 3.45%, 10/01/20	600,000	622,418
6.40%, 02/01/39	600,000	711,711
5.15%, 11/15/41	600,000	616,648
5.38%, 05/15/43(b)	300,000	319,853
Biogen, Inc., 4.05%, 09/15/25	195,000	196,986
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	150,000	164,138
Celgene Corp., 3.95%, 10/15/20	400,000	425,894
3.25%, 08/15/22	300,000	300,473
4.63%, 05/15/44	500,000	474,389
Gilead Sciences, Inc., 3.05%, 12/01/16	100,000	102,375
4.50%, 04/01/21	200,000	217,521
3.70%, 04/01/24	1,000,000	1,023,266
3.50%, 02/01/25(b)	240,000	241,705
3.65%, 03/01/26	145,000	145,675
4.50%, 02/01/45	500,000	480,522

		6,043,574

Building Products 0.0%†
Owens Corning, 4.20%, 12/15/22	250,000	253,282

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets 1.1%
Ameriprise Financial, Inc., 5.30%, 03/15/20	$150,000	$169,240
Bear Stearns Cos. LLC (The), 4.65%, 07/02/18	354,000	378,696
Charles Schwab Corp. (The), 2.20%, 07/25/18	200,000	202,950
Credit Suisse USA, Inc., 7.13%, 07/15/32	55,000	72,548
Deutsche Bank AG, 1.40%, 02/13/17	750,000	748,519
1.88%, 02/13/18	300,000	299,172
2.50%, 02/13/19	450,000	451,875
3.70%, 05/30/24	470,000	466,597
Franklin Resources, Inc., 2.80%, 09/15/22	500,000	498,443
Goldman Sachs Group, Inc. (The), 5.63%, 01/15/17	1,000,000	1,050,231
2.38%, 01/22/18	1,500,000	1,519,592
2.90%, 07/19/18	500,000	512,976
5.25%, 07/27/21(b)	500,000	557,620
5.75%, 01/24/22	500,000	573,844
3.63%, 01/22/23	750,000	759,776
3.85%, 07/08/24	385,000	392,466
3.75%, 05/22/25	500,000	501,038
6.13%, 02/15/33	1,150,000	1,375,362
6.45%, 05/01/36	750,000	875,560
6.75%, 10/01/37	500,000	596,459
4.80%, 07/08/44	500,000	506,853
Jefferies Group, Inc., 5.13%, 04/13/18	500,000	524,873
5.13%, 01/20/23	250,000	250,493
Morgan Stanley, 5.45%, 01/09/17	575,000	603,945
1.88%, 01/05/18	500,000	501,291
2.50%, 01/24/19(b)	650,000	658,872
7.30%, 05/13/19	700,000	817,342
2.38%, 07/23/19(b)	1,000,000	1,000,105
2.65%, 01/27/20	750,000	753,545
2.80%, 06/16/20	455,000	457,575
5.75%, 01/25/21	300,000	342,143
5.50%, 07/28/21	250,000	282,530
4.88%, 11/01/22	500,000	532,714
4.10%, 05/22/23(b)	650,000	657,873
Series F, 3.88%, 04/29/24	625,000	638,382
4.00%, 07/23/25(b)	215,000	219,728
4.35%, 09/08/26(b)	500,000	502,573
3.95%, 04/23/27(b)	1,500,000	1,444,617
7.25%, 04/01/32	324,000	429,123
TD Ameritrade Holding Corp., 2.95%, 04/01/22	500,000	503,517
UBS AG, 5.88%, 12/20/17	350,000	381,090
1.80%, 03/26/18	500,000	499,746
2.35%, 03/26/20	500,000	499,369

		25,011,263

Chemicals 0.5%
CF Industries, Inc., 3.45%, 06/01/23	550,000	523,483
5.15%, 03/15/34	250,000	240,831
Dow Chemical Co. (The), 4.25%, 11/15/20	324,000	347,340
4.13%, 11/15/21(b)	650,000	679,035
3.50%, 10/01/24	500,000	477,465
9.40%, 05/15/39	260,000	381,484
E.I. du Pont de Nemours & Co., 5.25%, 12/15/16	385,000	405,558
2.80%, 02/15/23	250,000	241,998
4.90%, 01/15/41	300,000	319,658
Eastman Chemical Co., 3.60%, 08/15/22	100,000	100,604
4.65%, 10/15/44	350,000	319,869
Ecolab, Inc., 3.00%, 12/08/16	1,000,000	1,019,224
2.25%, 01/12/20	265,000	265,426
4.35%, 12/08/21	150,000	162,319
Lubrizol Corp., 6.50%, 10/01/34	147,000	185,093
LYB International Finance BV, 4.00%, 07/15/23	500,000	502,324
LyondellBasell Industries NV, 5.00%, 04/15/19	500,000	539,101
6.00%, 11/15/21	500,000	565,046
4.63%, 02/26/55	250,000	212,022
Monsanto Co., 2.13%, 07/15/19	500,000	501,876
4.20%, 07/15/34	135,000	123,049
3.95%, 04/15/45(b)	300,000	243,422
Mosaic Co. (The), 3.75%, 11/15/21	250,000	255,820
4.25%, 11/15/23(b)	250,000	253,507
Potash Corp. of Saskatchewan, Inc., 3.00%, 04/01/25	500,000	458,627
PPG Industries, Inc., 3.60%, 11/15/20	500,000	525,500
Praxair, Inc., 4.05%, 03/15/21	200,000	216,551
3.00%, 09/01/21	450,000	461,111
3.20%, 01/30/26	500,000	501,267
RPM International, Inc., 3.45%, 11/15/22	350,000	340,698

		11,369,308

Commercial Services & Supplies 0.1%
GATX Corp., 2.38%, 07/30/18	350,000	350,315
Massachusetts Institute of Technology, 5.60%, 07/01/11	100,000	126,284
4.68%, 07/01/14	75,000	78,291
Northwestern University, 3.87%, 12/01/48	200,000	196,680
Pitney Bowes, Inc., 4.75%, 05/15/18	88,000	93,682
Republic Services, Inc., 5.25%, 11/15/21	800,000	897,579
3.20%, 03/15/25(b)	500,000	486,362
Verisk Analytics, Inc., 4.00%, 06/15/25	250,000	247,235
Waste Management, Inc., 3.50%, 05/15/24	500,000	507,230
3.90%, 03/01/35	130,000	122,488

		3,106,146

Communications Equipment 0.1%
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	250,000	249,121

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Communications Equipment (continued)
Cisco Systems, Inc., 4.95%, 02/15/19	$200,000	$220,692
2.13%, 03/01/19	750,000	759,406
3.50%, 06/15/25	400,000	412,776
5.90%, 02/15/39	500,000	610,200
Motorola Solutions, Inc., 4.00%, 09/01/24(b)	500,000	451,196
7.50%, 05/15/25	206,000	237,098
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	250,000	261,169

		3,201,658

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	98,398

Consumer Finance 0.3%
Air Lease Corp., 3.38%, 01/15/19(b)	500,000	506,250
American Express Co., 6.15%, 08/28/17	200,000	216,998
1.55%, 05/22/18	750,000	745,759
3.63%, 12/05/24	500,000	494,695
6.80%, 09/01/66(a)	290,000	293,262
American Express Credit Corp., 1.13%, 06/05/17	500,000	497,466
2.38%, 05/26/20	1,000,000	999,489
HSBC Finance Corp., 6.68%, 01/15/21	1,395,000	1,632,186
Synchrony Financial, 4.25%, 08/15/24	600,000	597,765
4.50%, 07/23/25	375,000	377,936

		6,361,806

Containers & Packaging 0.0%†
Packaging Corp. of America, 4.50%, 11/01/23	250,000	261,054

Distributors 0.0%†
Ingram Micro, Inc., 5.25%, 09/01/17	100,000	105,653

Diversified Financial Services 0.8%
AEP Texas Central Transition Funding LLC, Series A-4, 5.17%, 01/01/18	1,218,185	1,278,483
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	96,561
Associates Corp. of North America, 6.95%, 11/01/18	339,000	386,622
AXA Financial, Inc., 7.00%, 04/01/28	133,000	169,362
Block Financial LLC, 5.50%, 11/01/22	250,000	266,138
CME Group, Inc., 3.00%, 03/15/25	500,000	490,723
GE Capital Trust I, 6.38%, 11/15/67(a)	500,000	536,250
General Electric Capital Corp., 5.40%, 02/15/17(b)	585,000	618,633
5.63%, 09/15/17(b)	1,100,000	1,198,151
1.60%, 11/20/17	1,000,000	1,013,074
5.63%, 05/01/18	1,000,000	1,107,060
2.20%, 01/09/20(b)	500,000	506,948
5.30%, 02/11/21(b)	350,000	402,608
4.65%, 10/17/21	300,000	337,436
3.10%, 01/09/23	500,000	511,234
3.45%, 05/15/24	500,000	522,888
Series A, 6.75%, 03/15/32(b)	1,128,000	1,527,504
6.15%, 08/07/37	700,000	912,076
5.88%, 01/14/38(b)	500,000	623,539
6.38%, 11/15/67(a)(b)	275,000	294,766
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23	500,000	520,662
Leucadia National Corp., 5.50%, 10/18/23	250,000	251,445
McGraw Hill Financial, Inc., 4.40%, 02/15/26(c)	500,000	507,406
Moody’s Corp., 2.75%, 07/15/19	500,000	508,582
4.50%, 09/01/22	150,000	158,068
MUFG Americas Holdings Corp., 3.00%, 02/10/25	500,000	477,914
Murray Street Investment Trust I, 4.65%, 03/09/17(d)	750,000	782,174
National Rural Utilities Cooperative Finance Corp., 5.45%, 04/10/17	850,000	908,309
Series C, 8.00%, 03/01/32	159,000	221,533
Western Union Co. (The), 6.20%, 11/17/36	300,000	290,166

		17,426,315

Diversified Telecommunication Services 1.1%
AT&T, Inc., 1.60%, 02/15/17	500,000	500,937
2.38%, 11/27/18	425,000	429,516
2.45%, 06/30/20	500,000	492,294
3.00%, 06/30/22	500,000	487,802
3.40%, 05/15/25(b)	1,000,000	954,496
4.50%, 05/15/35	310,000	283,593
6.50%, 09/01/37	247,000	279,884
6.30%, 01/15/38	250,000	275,066
6.55%, 02/15/39	410,000	463,537
5.35%, 09/01/40(b)	395,000	390,192
5.55%, 08/15/41(b)	400,000	405,903
4.30%, 12/15/42(b)	603,000	518,192
4.80%, 06/15/44	500,000	462,249
4.35%, 06/15/45	173,000	148,491
4.75%, 05/15/46(b)	500,000	458,149
British Telecommunications PLC, 5.95%, 01/15/18	750,000	821,966
2.35%, 02/14/19	250,000	250,986
9.63%, 12/15/30	250,000	372,793
CCO Safari II LLC, 3.58%, 07/23/20(c)	1,000,000	992,634
4.91%, 07/23/25(b)(c)	660,000	656,834
6.48%, 10/23/45(b)(c)	250,000	252,212
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	619,000	884,970
Embarq Corp., 8.00%, 06/01/36	300,000	309,468

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
France Telecom SA, 9.00%, 03/01/31	$407,000	$576,924
5.38%, 01/13/42	250,000	267,027
GTE Corp., 6.94%, 04/15/28	147,000	176,952
Telefonica Emisiones SAU, 5.46%, 02/16/21	250,000	279,341
4.57%, 04/27/23	1,050,000	1,097,994
Verizon Communications, Inc., 6.35%, 04/01/19	450,000	512,725
2.63%, 02/21/20	750,000	752,225
4.60%, 04/01/21	500,000	539,328
2.45%, 11/01/22(b)	500,000	472,171
5.15%, 09/15/23	1,000,000	1,104,690
4.15%, 03/15/24	1,000,000	1,034,380
6.40%, 09/15/33	750,000	859,197
5.05%, 03/15/34	250,000	249,423
5.85%, 09/15/35	118,000	128,526
4.27%, 01/15/36	500,000	453,443
6.00%, 04/01/41	250,000	272,754
6.55%, 09/15/43	1,900,000	2,244,744
4.52%, 09/15/48	1,000,000	878,788
5.01%, 08/21/54	250,000	227,536
Verizon Global Funding Corp., 7.75%, 12/01/30	1,190,000	1,589,751

		24,810,083

Electric Utilities 1.9%
Alabama Power Co., 5.70%, 02/15/33	574,000	661,675
4.15%, 08/15/44	350,000	337,150
Ameren Illinois Co., 2.70%, 09/01/22	450,000	442,895
Appalachian Power Co., Series L, 5.80%, 10/01/35	206,000	233,552
Arizona Public Service Co., 5.50%, 09/01/35	215,000	245,146
Baltimore Gas & Electric Co., 5.90%, 10/01/16	385,000	402,661
Berkshire Hathaway Energy Co., 2.00%, 11/15/18	1,000,000	1,002,263
5.15%, 11/15/43	500,000	540,114
CenterPoint Energy Houston Electric LLC, 4.50%, 04/01/44	500,000	529,735
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	400,000	455,892
CMS Energy Corp., 4.70%, 03/31/43	300,000	303,346
Consolidated Edison Co. of New York, Inc., Series 08-A, 5.85%, 04/01/18	500,000	552,199
3.30%, 12/01/24(b)	500,000	504,270
Series 03-A, 5.88%, 04/01/33	118,000	138,649
3.95%, 03/01/43	500,000	473,992
Delmarva Power & Light Co., 3.50%, 11/15/23	1,000,000	1,034,708
Dominion Resources, Inc., 5.20%, 08/15/19	200,000	221,413
3.63%, 12/01/24	350,000	349,865
Series E, 6.30%, 03/15/33	10,000	11,981
Series B, 5.95%, 06/15/35	251,000	286,635
Series C, 4.90%, 08/01/41	700,000	715,524
DTE Electric Co., 4.30%, 07/01/44	500,000	511,602
3.70%, 03/15/45	145,000	135,131
Duke Energy Carolinas LLC, 3.90%, 06/15/21	100,000	107,630
4.25%, 12/15/41	300,000	305,662
Duke Energy Corp., 5.05%, 09/15/19	1,200,000	1,323,123
3.05%, 08/15/22	350,000	348,106
Duke Energy Indiana, Inc., 3.75%, 07/15/20	200,000	213,873
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	74,000	79,672
Duke Energy Progress LLC, 4.20%, 08/15/45	500,000	505,871
Duke Energy Progress, Inc., 4.15%, 12/01/44	500,000	503,051
Edison International, 3.75%, 09/15/17	500,000	520,823
Entergy Corp., 5.13%, 09/15/20	400,000	431,158
4.00%, 07/15/22	400,000	413,073
Eversource Energy, 1.45%, 05/01/18	500,000	496,020
Exelon Corp., 5.63%, 06/15/35	836,000	913,943
Exelon Generation Co. LLC, 2.95%, 01/15/20	500,000	506,626
Florida Power & Light Co., 5.65%, 02/01/37	450,000	547,392
4.13%, 02/01/42	250,000	252,536
Florida Power Corp., 5.90%, 03/01/33	318,000	377,554
Georgia Power Co., 4.30%, 03/15/42	500,000	461,271
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	109,687
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23	500,000	500,551
Interstate Power & Light Co., 3.25%, 12/01/24	500,000	506,211
Jersey Central Power & Light Co., 7.35%, 02/01/19	500,000	569,139
Kansas City Power & Light Co., 3.65%, 08/15/25	500,000	510,456
LG&E and KU Energy LLC, 3.75%, 11/15/20	700,000	731,533
MidAmerican Energy Co., 3.70%, 09/15/23	500,000	525,953
5.80%, 10/15/36	550,000	663,423
4.80%, 09/15/43(b)	500,000	547,369
Nevada Power Co., 5.45%, 05/15/41	150,000	173,321
NextEra Energy Capital Holdings, Inc., 1.59%, 06/01/17	500,000	500,167
Nisource Finance Corp., 5.95%, 06/15/41	450,000	523,237
4.80%, 02/15/44	250,000	258,588
Northeast Utilities, Series H, 3.15%, 01/15/25	245,000	240,053
Northern States Power Co., 2.15%, 08/15/22	250,000	241,381
4.00%, 08/15/45	165,000	163,865
NSTAR Electric Co., 2.38%, 10/15/22	500,000	484,581

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Oglethorpe Power Corp., 5.25%, 09/01/50	$200,000	$220,464
Ohio Power Co., Series G, 6.60%, 02/15/33	236,000	296,829
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41	150,000	150,257
5.30%, 06/01/42	150,000	165,844
Pacific Gas & Electric Co., 3.50%, 10/01/20	300,000	315,687
2.45%, 08/15/22	250,000	241,991
3.25%, 06/15/23	500,000	503,369
6.25%, 03/01/39	600,000	737,875
4.30%, 03/15/45	500,000	495,855
PacifiCorp, 5.25%, 06/15/35	177,000	202,261
PECO Energy Co., 2.38%, 09/15/22	1,000,000	963,974
PPL Capital Funding, Inc., 1.90%, 06/01/18	750,000	750,072
5.00%, 03/15/44	250,000	261,447
Progress Energy, Inc., 4.40%, 01/15/21	700,000	753,082
7.75%, 03/01/31	236,000	319,175
PSEG Power LLC, 5.13%, 04/15/20	250,000	276,259
Public Service Co. of Colorado, 3.20%, 11/15/20	250,000	261,763
4.30%, 03/15/44	250,000	255,167
Public Service Electric & Gas Co., 3.05%, 11/15/24	500,000	496,146
3.95%, 05/01/42	400,000	389,497
Puget Energy, Inc., 3.65%, 05/15/25(c)	250,000	246,716
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	172,868
5.64%, 04/15/41	500,000	609,449
San Diego Gas & Electric Co., 3.95%, 11/15/41	250,000	242,681
Scottish Power Ltd., 5.81%, 03/15/25	118,000	136,516
South Carolina Electric & Gas Co., 6.50%, 11/01/18	250,000	286,868
6.05%, 01/15/38	150,000	180,308
5.10%, 06/01/65	350,000	368,401
Southern California Edison Co., Series B, 2.40%, 02/01/22	500,000	494,750
Series C, 3.50%, 10/01/23	500,000	520,009
6.00%, 01/15/34	177,000	215,746
Series 05-B, 5.55%, 01/15/36	436,000	510,389
Southern Co. (The), 2.75%, 06/15/20	500,000	498,462
Southwestern Electric Power Co., Series E, 5.55%, 01/15/17	150,000	157,807
Tampa Electric Co., 5.40%, 05/15/21	500,000	568,525
Union Electric Co., 6.70%, 02/01/19	141,000	162,737
3.65%, 04/15/45	250,000	228,821
Virginia Electric and Power Co., 3.45%, 09/01/22	500,000	518,749
Series B, 4.20%, 05/15/45	200,000	200,792
Wisconsin Electric Power Co., 2.95%, 09/15/21	300,000	307,094
5.63%, 05/15/33	59,000	70,751
Wisconsin Energy Corp., 3.55%, 06/15/25	500,000	507,830
Xcel Energy, Inc., 5.61%, 04/01/17	248,000	262,703
4.70%, 05/15/20	250,000	271,650
3.30%, 06/01/25	500,000	495,646
6.50%, 07/01/36	177,000	220,426

		42,161,005

Electrical Equipment 0.2%
Honeywell International, Inc., 5.30%, 03/01/18	840,000	919,609
4.25%, 03/01/21	500,000	556,446
PerkinElmer, Inc., 5.00%, 11/15/21	150,000	161,411
Precision Castparts Corp., 1.25%, 01/15/18	200,000	199,064
4.20%, 06/15/35	500,000	501,866
Thermo Fisher Scientific, Inc., 3.60%, 08/15/21	250,000	256,962
4.15%, 02/01/24(b)	1,000,000	1,035,772

		3,631,130

Electronic Equipment & Instruments 0.1%
Agilent Technologies, Inc., 3.88%, 07/15/23	250,000	252,742
Arrow Electronics, Inc., 4.50%, 03/01/23	250,000	255,642
Corning, Inc., 4.25%, 08/15/20	250,000	272,327
4.70%, 03/15/37	250,000	260,551
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	500,000	488,362

		1,529,624

Energy Equipment & Services 0.2%
Baker Hughes, Inc., 3.20%, 08/15/21	500,000	502,305
5.13%, 09/15/40	200,000	205,226
Cameron International Corp., 5.13%, 12/15/43	500,000	504,617
Halliburton Co., 2.00%, 08/01/18(b)	500,000	503,267
6.70%, 09/15/38	400,000	487,592
National Oilwell Varco, Inc., 3.95%, 12/01/42	600,000	498,035
Plains Exploration & Production Co., 6.50%, 11/15/20	129,000	116,342
6.63%, 05/01/21	228,000	200,640
Weatherford International Ltd., 9.63%, 03/01/19	200,000	214,267
5.13%, 09/15/20	250,000	217,866
5.95%, 04/15/42	250,000	173,803

		3,623,960

Food & Staples Retailing 0.3%
CVS Caremark Corp., 2.25%, 12/05/18(b)	500,000	507,268
CVS Health Corp., 1.90%, 07/20/18	1,500,000	1,510,002
3.38%, 08/12/24(b)	1,000,000	1,004,809
5.13%, 07/20/45	500,000	537,476

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Food & Staples Retailing (continued)
Kroger Co. (The), 4.00%, 02/01/24	$500,000	$521,985
7.50%, 04/01/31	257,000	331,286
5.40%, 07/15/40	200,000	214,452
Sysco Corp., 3.75%, 10/01/25(b)	145,000	146,526
5.38%, 09/21/35	106,000	119,188
Walgreen Co., 3.10%, 09/15/22	500,000	492,420
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34	805,000	763,113

		6,148,525

Food Products 0.3%
Archer-Daniels-Midland Co., 4.02%, 04/16/43	345,000	333,047
Campbell Soup Co., 4.25%, 04/15/21	100,000	109,079
ConAgra Foods, Inc., 1.90%, 01/25/18	500,000	496,712
3.25%, 09/15/22	500,000	486,857
7.00%, 10/01/28	221,000	267,077
General Mills, Inc., 3.15%, 12/15/21	750,000	764,467
HJ Heinz Co., 2.80%, 07/02/20(b)(c)	500,000	503,276
5.20%, 07/15/45(b)(c)	350,000	370,667
JM Smucker Co. (The), 3.50%, 10/15/21	200,000	206,369
4.25%, 03/15/35(c)	400,000	385,500
Kellogg Co., 4.00%, 12/15/20	250,000	266,942
Series B, 7.45%, 04/01/31	247,000	319,639
Kraft Foods Group, Inc., 6.88%, 01/26/39	200,000	248,620
5.00%, 06/04/42	350,000	358,986
Mondelez International, Inc., 2.25%, 02/01/19	1,000,000	1,006,263
4.00%, 02/01/24	500,000	518,133
Tyson Foods, Inc., 4.50%, 06/15/22	200,000	211,954
3.95%, 08/15/24	500,000	509,305
Unilever Capital Corp., 5.90%, 11/15/32	206,000	267,637

		7,630,530

Gas Utilities 0.9%
AGL Capital Corp., 4.40%, 06/01/43	250,000	243,271
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	88,925
Buckeye Partners LP, 4.88%, 02/01/21	250,000	255,341
4.15%, 07/01/23	250,000	229,545
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	305,000	326,701
Columbia Pipeline Group, Inc., 3.30%, 06/01/20(c)	500,000	501,491
El Paso Natural Gas Co., 8.37%, 06/15/32	250,000	282,329
Enable Midstream Partners LP, 5.00%, 05/15/44(c)	350,000	259,343
Enbridge Energy Partners LP, 4.20%, 09/15/21	700,000	707,725
Energy Transfer Partners LP, 6.70%, 07/01/18	350,000	384,065
4.65%, 06/01/21	200,000	199,712
5.20%, 02/01/22	500,000	502,333
3.60%, 02/01/23	500,000	450,131
4.90%, 02/01/24	250,000	238,355
4.05%, 03/15/25(b)	1,000,000	883,734
6.05%, 06/01/41	75,000	66,538
EnLink Midstream Partners LP, 4.15%, 06/01/25	500,000	458,656
Enterprise Products Operating LLC, 1.65%, 05/07/18	750,000	744,885
4.05%, 02/15/22	250,000	254,896
3.90%, 02/15/24	750,000	736,351
6.13%, 10/15/39	285,000	299,887
6.45%, 09/01/40	250,000	269,930
4.45%, 02/15/43	500,000	426,013
4.85%, 03/15/44	200,000	178,294
Kern River Funding Corp., 4.89%, 04/30/18(c)	31,516	33,124
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	625,000	597,657
4.25%, 09/01/24	250,000	227,199
5.80%, 03/15/35	206,000	184,582
6.38%, 03/01/41	250,000	230,324
5.00%, 08/15/42	350,000	276,575
Kinder Morgan, Inc., 4.30%, 06/01/25(b)	160,000	143,736
5.30%, 12/01/34	900,000	766,399
5.05%, 02/15/46(b)	250,000	198,362
National Fuel Gas Co., 3.75%, 03/01/23	250,000	235,713
ONE Gas, Inc., 4.66%, 02/01/44	500,000	524,506
ONEOK Partners LP, 3.38%, 10/01/22	500,000	449,735
4.90%, 03/15/25(b)	500,000	465,535
6.13%, 02/01/41	100,000	89,982
Plains All American Pipeline LP/PAA Finance Corp., 5.15%, 06/01/42	450,000	416,782
Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22	500,000	512,385
Sempra Energy, 4.05%, 12/01/23	150,000	156,405
6.00%, 10/15/39	220,000	256,576
Southern Natural Gas Co. LLC, 5.90%, 04/01/17(c)	250,000	263,300
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	355,384
Spectra Energy Partners LP, 2.95%, 09/25/18	500,000	506,954
3.50%, 03/15/25	500,000	466,824
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	250,000	217,335
5.35%, 05/15/45(b)	500,000	406,332
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	264,787
4.63%, 03/01/34	250,000	239,313
Williams Cos., Inc. (The), 3.70%, 01/15/23	500,000	387,735
Williams Partners LP, 7.25%, 02/01/17	150,000	159,606

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Gas Utilities (continued)
Williams Partners LP, (continued)
5.25%, 03/15/20	$500,000	$532,962
4.00%, 09/15/25	1,000,000	866,120
6.30%, 04/15/40	150,000	134,878
5.80%, 11/15/43	250,000	209,795
4.90%, 01/15/45	350,000	260,622

		20,025,975

Health Care Equipment & Supplies 0.0%†
Mead Johnson Nutrition Co., 4.60%, 06/01/44	350,000	327,835

Health Care Providers & Services 1.0%
Aetna, Inc., 3.50%, 11/15/24	500,000	497,384
6.63%, 06/15/36	250,000	310,467
AmerisourceBergen Corp., 3.50%, 11/15/21	250,000	259,331
Anthem, Inc., 4.65%, 08/15/44	250,000	241,647
Baxter International, Inc., 1.85%, 01/15/17	500,000	503,963
5.38%, 06/01/18	400,000	433,482
Becton, Dickinson and Co., 3.13%, 11/08/21	350,000	352,400
3.30%, 03/01/23	100,000	99,624
3.73%, 12/15/24	570,000	580,271
Boston Scientific Corp., 2.65%, 10/01/18	550,000	556,711
6.00%, 01/15/20	200,000	224,299
2.85%, 05/15/20	500,000	499,891
3.85%, 05/15/25	500,000	491,799
Cardinal Health, Inc., 3.20%, 06/15/22	300,000	301,737
3.75%, 09/15/25	340,000	345,355
Cigna Corp., 4.50%, 03/15/21	300,000	322,365
3.25%, 04/15/25	500,000	484,116
5.38%, 02/15/42	150,000	162,640
Coventry Health Care, Inc., 5.45%, 06/15/21	250,000	280,609
Covidien International Finance SA, 6.00%, 10/15/17	400,000	436,836
Express Scripts Holding Co., 3.50%, 06/15/24	500,000	492,048
Express Scripts, Inc., 3.90%, 02/15/22	150,000	154,594
Humana, Inc., 2.63%, 10/01/19	500,000	506,434
3.15%, 12/01/22(b)	250,000	246,532
4.95%, 10/01/44	250,000	253,905
Kaiser Foundation Hospitals, 4.88%, 04/01/42	250,000	262,305
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	500,000	501,542
3.75%, 08/23/22	350,000	355,362
McKesson Corp., 2.28%, 03/15/19	750,000	751,574
6.00%, 03/01/41	250,000	295,155
Medco Health Solutions, Inc., 7.13%, 03/15/18	200,000	224,408
4.13%, 09/15/20	300,000	315,023
Medtronic, Inc., 0.88%, 02/27/17	750,000	750,047
3.15%, 03/15/22	770,000	781,002
3.63%, 03/15/24	275,000	282,354
4.38%, 03/15/35	1,100,000	1,111,982
4.00%, 04/01/43(b)	300,000	279,586
4.63%, 03/15/45(b)	750,000	773,323
Quest Diagnostics, Inc., 4.70%, 04/01/21	500,000	542,857
3.50%, 03/30/25	370,000	359,266
St Jude Medical, Inc., 3.88%, 09/15/25	90,000	91,284
St. Jude Medical, Inc., 3.25%, 04/15/23	200,000	196,894
Stryker Corp., 1.30%, 04/01/18	500,000	497,400
UnitedHealth Group, Inc., 1.40%, 10/15/17(b)	500,000	502,809
4.63%, 07/15/35	105,000	110,790
5.80%, 03/15/36	708,000	845,924
3.95%, 10/15/42(b)	250,000	235,542
WellPoint, Inc., 3.70%, 08/15/21	100,000	103,081
3.50%, 08/15/24(b)	500,000	494,950
4.63%, 05/15/42	250,000	246,332
5.10%, 01/15/44	300,000	311,806
Zimmer Holdings, Inc., 2.00%, 04/01/18	1,000,000	1,001,248
3.38%, 11/30/21	200,000	202,232
4.25%, 08/15/35(b)	420,000	393,141

		21,857,659

Hotels, Restaurants & Leisure 0.1%
Carnival Corp., 3.95%, 10/15/20	500,000	524,210
Hyatt Hotels Corp., 5.38%, 08/15/21	150,000	163,301
McDonald’s Corp., 5.35%, 03/01/18	360,000	392,251
2.20%, 05/26/20	750,000	750,719
4.88%, 07/15/40	250,000	257,129
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	163,017
Yum! Brands, Inc., 6.88%, 11/15/37	78,000	91,042

		2,341,669

Household Durables 0.0%†
Emerson Electric Co., 6.00%, 08/15/32	83,000	101,013
Stanley Black & Decker, Inc., 2.90%, 11/01/22	500,000	495,824
Whirlpool Corp., 3.70%, 05/01/25	500,000	496,648

		1,093,485

Household Products 0.1%
Clorox Co. (The), 3.80%, 11/15/21	500,000	532,467
3.50%, 12/15/24	500,000	501,527
Kimberly-Clark Corp., 2.40%, 06/01/23	1,000,000	975,813
2.65%, 03/01/25	105,000	102,222

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Household Products (continued)
Kimberly-Clark Corp., (continued)
6.63%, 08/01/37	$130,000	$171,138

		2,283,167

Industrial Conglomerates 0.3%
3M Co., 3.00%, 08/07/25	400,000	403,959
5.70%, 03/15/37	415,000	512,302
Danaher Corp., 3.90%, 06/23/21	100,000	107,480
Dover Corp., 5.38%, 03/01/41	100,000	113,861
Eaton Corp., 2.75%, 11/02/22(b)	750,000	729,919
General Electric Co., 5.25%, 12/06/17	600,000	650,051
2.70%, 10/09/22(b)	500,000	501,262
3.38%, 03/11/24(b)	500,000	517,847
4.13%, 10/09/42	350,000	345,287
Illinois Tool Works, Inc., 1.95%, 03/01/19	250,000	251,270
4.88%, 09/15/41	200,000	219,091
Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 01/15/19	500,000	508,360
Parker-Hannifin Corp., 4.20%, 11/21/34	500,000	509,081
Pentair Finance SA, 3.15%, 09/15/22	400,000	378,174
Textron, Inc., 4.30%, 03/01/24	250,000	257,267
Tyco Electronics Group SA, 6.55%, 10/01/17	400,000	438,323
3.50%, 02/03/22	300,000	307,616

		6,751,150

Information Technology Services 0.2%
Fidelity National Information Services, Inc., 2.00%, 04/15/18	500,000	497,345
3.50%, 04/15/23	150,000	142,509
Fiserv, Inc., 2.70%, 06/01/20	750,000	755,910
4.75%, 06/15/21	200,000	217,943
International Business Machines Corp., 1.25%, 02/08/18	1,000,000	1,000,673
1.63%, 05/15/20	500,000	493,528
2.90%, 11/01/21	200,000	205,738
5.88%, 11/29/32	433,000	518,337
4.00%, 06/20/42(b)	600,000	553,344
Xerox Corp., 6.35%, 05/15/18(b)	250,000	275,972
4.50%, 05/15/21	250,000	259,779
4.80%, 03/01/35(b)	210,000	190,646

		5,111,724

Insurance 0.7%
ACE INA Holdings, Inc., 2.70%, 03/13/23	500,000	485,004
Aflac, Inc., 6.45%, 08/15/40	200,000	246,432
AIG Life Holdings US, Inc., 7.50%, 07/15/25	147,000	187,669
Alleghany Corp., 4.95%, 06/27/22	400,000	432,436
Allstate Corp. (The), 4.50%, 06/15/43	250,000	251,428
6.50%, 05/15/57(a)	195,000	217,912
American International Group, Inc., 2.30%, 07/16/19	500,000	502,887
3.88%, 01/15/35	500,000	459,938
6.25%, 03/15/37	201,000	219,090
4.80%, 07/10/45	150,000	153,129
4.38%, 01/15/55	250,000	227,548
Aon Corp., 5.00%, 09/30/20	500,000	554,444
Aon PLC, 4.60%, 06/14/44	250,000	243,262
Assurant, Inc., 2.50%, 03/15/18	350,000	353,844
Berkshire Hathaway Finance Corp., 1.30%, 05/15/18(b)	750,000	751,534
4.30%, 05/15/43(b)	250,000	240,830
Berkshire Hathaway, Inc., 3.40%, 01/31/22	500,000	524,090
4.50%, 02/11/43(b)	250,000	249,121
Chubb Corp. (The), 6.00%, 05/11/37	165,000	202,006
6.37%, 03/29/67(a)(b)	400,000	394,500
CNA Financial Corp., 5.75%, 08/15/21	500,000	569,733
Hartford Financial Services Group, Inc., 5.13%, 04/15/22	100,000	110,896
6.10%, 10/01/41	309,000	367,274
ING US, Inc., 2.90%, 02/15/18(b)	500,000	510,539
Lincoln National Corp., 4.85%, 06/24/21	100,000	109,940
6.15%, 04/07/36	440,000	518,016
Loews Corp., 4.13%, 05/15/43	400,000	366,974
Markel Corp., 3.63%, 03/30/23(b)	350,000	348,096
Marsh & McLennan Cos., Inc., 4.80%, 07/15/21	600,000	661,792
MetLife, Inc., 5.70%, 06/15/35	159,000	185,340
6.40%, 12/15/36	500,000	545,000
4.88%, 11/13/43	500,000	527,072
Nationwide Financial Services, Inc., 6.75%, 05/15/37(b)(e)	105,000	105,525
Principal Financial Group, Inc., 8.88%, 05/15/19	350,000	427,164
3.40%, 05/15/25	500,000	491,919
Progressive Corp. (The), 3.75%, 08/23/21	200,000	213,775
6.25%, 12/01/32	162,000	198,079
Prudential Financial, Inc., Series B, 5.75%, 07/15/33	147,000	166,897
5.62%, 06/15/43(a)	250,000	258,000
5.10%, 08/15/43	500,000	530,198
4.60%, 05/15/44(b)	500,000	504,259
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	109,757
Travelers Cos., Inc. (The), 5.75%, 12/15/17	335,000	366,906
5.35%, 11/01/40	250,000	288,337

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
Travelers Property Casualty Corp., 6.38%, 03/15/33	$192,000	$239,894
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	111,860

		15,730,346

Internet & Catalog Retail 0.2%
Alibaba Group Holding Ltd., 3.13%, 11/28/21(c)	275,000	264,091
4.50%, 11/28/34(c)	500,000	464,693
Amazon.com, Inc., 1.20%, 11/29/17	500,000	497,912
3.30%, 12/05/21	500,000	517,080
4.80%, 12/05/34	500,000	513,780
eBay, Inc., 1.35%, 07/15/17(b)	200,000	198,862
2.20%, 08/01/19	1,000,000	987,636
3.25%, 10/15/20	200,000	203,123
Expedia, Inc., 5.95%, 08/15/20	100,000	110,840
QVC, Inc., 4.38%, 03/15/23	350,000	340,221

		4,098,238

Internet Software & Services 0.0%†
Baidu, Inc., 3.25%, 08/06/18	250,000	254,825
Google, Inc., 3.38%, 02/25/24(b)	750,000	778,042

		1,032,867

Leisure Products 0.0%†
Mattel, Inc., 3.15%, 03/15/23	300,000	291,694
5.45%, 11/01/41	150,000	148,280

		439,974

Machinery 0.3%
Caterpillar Financial Services Corp., 2.10%, 06/09/19	1,000,000	1,001,624
2.85%, 06/01/22	500,000	498,134
3.25%, 12/01/24	500,000	491,060
Caterpillar, Inc., 3.90%, 05/27/21	500,000	538,556
2.60%, 06/26/22	350,000	343,381
6.05%, 08/15/36	177,000	210,638
Deere & Co., 8.10%, 05/15/30	500,000	719,010
Flowserve Corp., 3.50%, 09/15/22	100,000	99,015
IDEX Corp., 4.20%, 12/15/21	300,000	317,189
John Deere Capital Corp., 1.30%, 03/12/18	750,000	748,647
1.95%, 12/13/18(b)	1,000,000	1,009,798
Roper Industries, Inc., 2.05%, 10/01/18	500,000	498,429

		6,475,481

Media 1.1%
21st Century Fox America, Inc., 8.00%, 10/17/16	118,000	126,126
4.50%, 02/15/21	250,000	270,271
3.00%, 09/15/22(b)	500,000	492,753
6.55%, 03/15/33	300,000	359,017
6.20%, 12/15/34	245,000	279,993
6.65%, 11/15/37	150,000	179,000
6.15%, 02/15/41	250,000	285,119
5.40%, 10/01/43	500,000	529,686
CBS Corp., 5.75%, 04/15/20	250,000	281,206
5.50%, 05/15/33	118,000	119,270
4.85%, 07/01/42	100,000	91,853
4.60%, 01/15/45	500,000	440,123
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	118,000	164,653
Comcast Corp., 5.70%, 07/01/19	500,000	566,369
2.85%, 01/15/23	500,000	498,133
3.60%, 03/01/24	500,000	516,993
4.25%, 01/15/33	250,000	248,465
7.05%, 03/15/33	295,000	388,931
4.40%, 08/15/35	500,000	503,192
6.50%, 11/15/35	100,000	127,281
6.95%, 08/15/37	295,000	388,280
6.55%, 07/01/39	500,000	634,856
6.40%, 03/01/40	350,000	445,702
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 02/15/21	250,000	267,365
3.80%, 03/15/22(b)	750,000	754,887
4.45%, 04/01/24	500,000	512,914
3.95%, 01/15/25(b)	500,000	490,411
5.15%, 03/15/42	150,000	140,952
Discovery Communications LLC, 5.05%, 06/01/20	500,000	543,891
3.30%, 05/15/22	350,000	341,028
3.45%, 03/15/25(b)	270,000	250,142
4.88%, 04/01/43	200,000	172,512
Grupo Televisa SAB, 6.63%, 01/15/40	250,000	270,025
5.00%, 05/13/45	250,000	225,845
Historic TW, Inc., 6.88%, 06/15/18	176,000	198,962
NBCUniversal Media LLC, 5.15%, 04/30/20	500,000	564,375
4.38%, 04/01/21	800,000	876,458
2.88%, 01/15/23	350,000	346,731
5.95%, 04/01/41	200,000	239,381
Omnicom Group, Inc., 4.45%, 08/15/20	150,000	162,003
3.63%, 05/01/22	50,000	50,591
Scripps Networks Interactive, Inc., 2.80%, 06/15/20	500,000	494,948
Thomson Reuters Corp., 6.50%, 07/15/18	100,000	112,208
4.30%, 11/23/23	500,000	519,418
Time Warner Cable, Inc., 6.75%, 07/01/18	585,000	650,957
8.25%, 04/01/19	700,000	815,691
6.75%, 06/15/39	900,000	900,213
5.88%, 11/15/40	500,000	475,913

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
Time Warner, Inc., 3.60%, 07/15/25	$500,000	$489,600
7.63%, 04/15/31	777,000	992,196
7.70%, 05/01/32	582,000	755,765
5.38%, 10/15/41(b)	200,000	209,875
4.65%, 06/01/44	250,000	238,533
Viacom, Inc., 3.88%, 12/15/21(b)	600,000	590,101
3.25%, 03/15/23	200,000	182,927
4.25%, 09/01/23	100,000	97,963
3.88%, 04/01/24	500,000	468,743
4.38%, 03/15/43	459,000	338,588
Walt Disney Co. (The), 1.10%, 12/01/17	500,000	500,018
3.75%, 06/01/21	500,000	539,354
3.15%, 09/17/25	325,000	329,222
WPP Finance 2010, 4.75%, 11/21/21	400,000	437,339
3.75%, 09/19/24	550,000	548,080

		25,033,397

Metals & Mining 0.5%
Barrick Gold Corp., 4.10%, 05/01/23	500,000	442,456
5.25%, 04/01/42	150,000	117,442
Barrick North America Finance LLC, 4.40%, 05/30/21	450,000	437,259
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	250,000	253,014
5.00%, 09/30/43	1,000,000	1,011,452
Freeport-McMoRan Copper & Gold, Inc., 2.38%, 03/15/18	500,000	437,500
4.00%, 11/14/21(b)	500,000	390,000
3.55%, 03/01/22(b)	600,000	450,000
5.45%, 03/15/43(b)	250,000	173,750
Goldcorp, Inc., 2.13%, 03/15/18	350,000	345,911
Kinross Gold Corp., 5.13%, 09/01/21(b)	150,000	130,904
Newmont Mining Corp., 5.13%, 10/01/19	150,000	158,510
5.88%, 04/01/35	236,000	203,904
4.88%, 03/15/42	150,000	115,836
Nucor Corp., 4.00%, 08/01/23	500,000	509,515
Placer Dome, Inc., 6.38%, 03/01/33	139,000	132,577
Reliance Steel & Aluminum Co., 4.50%, 04/15/23	250,000	238,622
Rio Tinto Alcan, Inc., 5.75%, 06/01/35	206,000	217,682
Rio Tinto Finance USA Ltd., 9.00%, 05/01/19	750,000	917,515
3.50%, 11/02/20	450,000	467,570
4.13%, 05/20/21	200,000	209,660
Rio Tinto Finance USA PLC, 2.88%, 08/21/22(b)	500,000	473,394
4.13%, 08/21/42(b)	250,000	214,758
Southern Copper Corp., 3.88%, 04/23/25(b)	750,000	677,820
6.75%, 04/16/40	250,000	221,907
5.88%, 04/23/45	230,000	186,726
Teck Resources Ltd., 3.00%, 03/01/19(b)	750,000	534,375
4.75%, 01/15/22(b)	700,000	449,750
Vale Overseas Ltd., 4.38%, 01/11/22(b)	750,000	661,455
6.88%, 11/21/36(b)	944,000	741,134

		11,522,398

Multiline Retail 0.4%
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	906,500
2.25%, 02/15/22	170,000	168,407
Dollar General Corp., 3.25%, 04/15/23	250,000	238,237
Kohl’s Corp., 4.00%, 11/01/21(b)	400,000	413,291
Macy’s Retail Holdings, Inc., 5.90%, 12/01/16	106,000	111,521
3.88%, 01/15/22	500,000	509,131
6.90%, 04/01/29	75,000	91,241
6.70%, 07/15/34	150,000	172,982
5.13%, 01/15/42	500,000	467,363
Nordstrom, Inc., 4.00%, 10/15/21	500,000	534,027
Target Corp., 6.00%, 01/15/18	500,000	552,125
6.35%, 11/01/32	313,000	393,803
4.00%, 07/01/42	350,000	344,267
Wal-Mart Stores, Inc., 3.63%, 07/08/20	500,000	540,418
3.25%, 10/25/20(b)	500,000	530,280
2.55%, 04/11/23	750,000	740,924
3.30%, 04/22/24(b)	725,000	749,734
7.55%, 02/15/30	118,000	166,839
5.25%, 09/01/35	708,000	817,868
5.00%, 10/25/40	250,000	279,854
5.63%, 04/15/41	975,000	1,178,290

		9,907,102

Oil, Gas & Consumable Fuels 1.9%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	298,000	363,605
Anadarko Petroleum Corp., 6.38%, 09/15/17	100,000	107,913
3.45%, 07/15/24(b)	500,000	484,863
6.45%, 09/15/36	281,000	309,140
Apache Corp., 7.63%, 07/01/19	59,000	69,441
3.63%, 02/01/21	500,000	515,752
5.10%, 09/01/40	100,000	95,490
4.75%, 04/15/43(b)	500,000	451,182
BP Capital Markets PLC, 1.38%, 05/10/18	1,000,000	992,908
2.24%, 05/10/19	750,000	755,544
2.32%, 02/13/20	500,000	501,857
4.50%, 10/01/20	200,000	219,871
3.56%, 11/01/21	250,000	261,984
3.06%, 03/17/22	420,000	420,972
3.54%, 11/04/24(b)	750,000	744,170
Canadian Natural Resources Ltd., 3.90%, 02/01/25(b)	500,000	459,762
6.25%, 03/15/38	340,000	338,679
Cenovus Energy, Inc., 5.70%, 10/15/19	770,000	839,845
5.20%, 09/15/43	200,000	174,493

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Chevron Corp., 1.72%, 06/24/18(b)	$1,500,000	$1,511,640
2.19%, 11/15/19(b)	105,000	106,133
1.96%, 03/03/20	1,000,000	995,822
Cimarex Energy Co., 5.88%, 05/01/22	500,000	525,096
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	750,000	702,481
ConocoPhillips, 5.90%, 10/15/32	177,000	199,769
6.50%, 02/01/39	400,000	483,876
ConocoPhillips Co., 1.05%, 12/15/17	750,000	743,998
1.50%, 05/15/18	500,000	499,539
3.35%, 05/15/25(b)	500,000	487,232
4.15%, 11/15/34	500,000	474,631
4.30%, 11/15/44	155,000	146,741
ConocoPhillips Holding Co., 6.95%, 04/15/29	250,000	309,754
Continental Resources, Inc., 4.50%, 04/15/23	500,000	434,188
4.90%, 06/01/44	250,000	178,728
Devon Energy Corp., 3.25%, 05/15/22	500,000	480,131
7.95%, 04/15/32	350,000	430,201
4.75%, 05/15/42	500,000	442,029
Diamond Offshore Drilling, Inc., 3.45%, 11/01/23(b)	500,000	432,133
Ecopetrol SA, 4.25%, 09/18/18	500,000	505,000
5.88%, 05/28/45(b)	600,000	457,500
Ensco PLC, 4.70%, 03/15/21(b)	500,000	421,049
5.20%, 03/15/25(b)	125,000	95,134
EOG Resources, Inc., 5.63%, 06/01/19	130,000	146,382
2.45%, 04/01/20	500,000	504,709
4.10%, 02/01/21	400,000	428,001
EQT Corp., 4.88%, 11/15/21	250,000	254,549
Exxon Mobil Corp., 1.91%, 03/06/20	1,000,000	1,006,234
3.18%, 03/15/24	500,000	516,315
2.71%, 03/06/25(b)	500,000	489,428
Hess Corp., 7.30%, 08/15/31	254,000	284,989
5.60%, 02/15/41	250,000	232,974
Husky Energy, Inc., 3.95%, 04/15/22	600,000	579,470
Marathon Oil Corp., 2.80%, 11/01/22	250,000	223,745
3.85%, 06/01/25(b)	500,000	442,648
6.80%, 03/15/32	118,000	122,970
Marathon Petroleum Corp., 5.13%, 03/01/21	600,000	653,804
3.63%, 09/15/24	250,000	241,602
Murphy Oil Corp., 5.13%, 12/01/42	150,000	109,840
Nabors Industries, Inc., 5.00%, 09/15/20(b)	500,000	485,579
Noble Energy, Inc., 4.15%, 12/15/21	600,000	603,772
5.25%, 11/15/43	150,000	133,276
Noble Holding International Ltd., 3.95%, 03/15/22(b)	500,000	376,160
Occidental Petroleum Corp., 3.13%, 02/15/22	350,000	352,772
2.70%, 02/15/23	200,000	193,183
Pemex Project Funding Master Trust, 6.63%, 06/15/35(b)	1,074,000	1,006,875
Petroleos Mexicanos, 3.50%, 07/18/18(b)	500,000	505,500
5.50%, 01/21/21(b)	275,000	289,149
4.88%, 01/24/22	250,000	247,552
3.50%, 01/30/23(b)	500,000	450,000
4.50%, 01/23/26(b)(c)	1,250,000	1,152,375
6.38%, 01/23/45	500,000	449,200
5.63%, 01/23/46(c)	500,000	406,925
Phillips 66, 4.65%, 11/15/34	500,000	486,724
5.88%, 05/01/42	382,000	413,470
Pioneer Natural Resources Co., 3.95%, 07/15/22	450,000	444,983
Rowan Cos., Inc., 4.75%, 01/15/24(b)	175,000	128,194
5.85%, 01/15/44	350,000	218,699
Shell International Finance BV, 1.90%, 08/10/18	600,000	606,816
2.00%, 11/15/18	750,000	758,809
2.13%, 05/11/20	500,000	500,518
3.40%, 08/12/23	1,000,000	1,021,804
4.13%, 05/11/35	500,000	486,397
4.55%, 08/12/43	500,000	503,129
Southwestern Energy Co., 4.10%, 03/15/22	250,000	226,150
Statoil ASA, 3.13%, 08/17/17	250,000	258,888
1.20%, 01/17/18	1,000,000	994,840
1.15%, 05/15/18(b)	1,000,000	992,246
3.70%, 03/01/24(b)	500,000	513,849
Talisman Energy, Inc., 5.50%, 05/15/42	500,000	386,256
Total Capital Canada Ltd., 2.75%, 07/15/23	750,000	719,771
Total Capital International SA, 2.88%, 02/17/22	500,000	498,179
Valero Energy Corp., 7.50%, 04/15/32	118,000	139,789
6.63%, 06/15/37	455,000	499,802

		42,859,567

Paper & Forest Products 0.1%
Georgia-Pacific LLC, 8.88%, 05/15/31	250,000	359,239
International Paper Co., 3.80%, 01/15/26(b)	500,000	492,619
6.00%, 11/15/41	750,000	807,460

		1,659,318

Personal Products 0.0%†
Colgate-Palmolive Co., 2.45%, 11/15/21	150,000	152,551
Procter & Gamble Co. (The), 5.80%, 08/15/34	295,000	371,172

		523,723

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Pharmaceuticals 1.0%
Abbott Laboratories, 2.55%, 03/15/22	$215,000	$212,391
5.30%, 05/27/40	500,000	570,929
AbbVie, Inc., 1.80%, 05/14/18	500,000	498,612
2.00%, 11/06/18	1,800,000	1,806,865
4.50%, 05/14/35	1,085,000	1,047,356
4.40%, 11/06/42	125,000	114,221
Actavis Funding SCS, 3.00%, 03/12/20	750,000	750,657
3.45%, 03/15/22	1,060,000	1,047,849
3.85%, 06/15/24	825,000	808,122
3.80%, 03/15/25	500,000	483,020
4.55%, 03/15/35	195,000	179,412
4.75%, 03/15/45	500,000	453,977
Allergan, Inc., 1.35%, 03/15/18	400,000	392,936
AstraZeneca PLC, 5.90%, 09/15/17	400,000	435,821
6.45%, 09/15/37	200,000	258,511
4.00%, 09/18/42	250,000	243,238
Baxalta, Inc., 4.00%, 06/23/25(b)(c)	200,000	200,310
Bristol-Myers Squibb Co., 2.00%, 08/01/22	700,000	671,530
3.25%, 08/01/42	250,000	215,115
Eli Lilly & Co., 1.95%, 03/15/19(b)	750,000	760,607
2.75%, 06/01/25	95,000	93,537
3.70%, 03/01/45	500,000	470,773
GlaxoSmithKline Capital PLC, 1.50%, 05/08/17	500,000	503,876
2.85%, 05/08/22	250,000	249,568
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	201,000	228,297
4.20%, 03/18/43	300,000	299,362
Johnson & Johnson, 2.95%, 09/01/20	200,000	211,768
2.45%, 12/05/21	500,000	508,739
4.95%, 05/15/33	663,000	767,563
Merck & Co., Inc., 2.75%, 02/10/25	70,000	68,134
3.60%, 09/15/42	500,000	462,382
4.15%, 05/18/43	500,000	494,738
Mylan, Inc., 2.60%, 06/24/18	750,000	748,688
Novartis Capital Corp., 2.40%, 09/21/22	500,000	493,586
3.40%, 05/06/24(b)	1,000,000	1,035,057
Novartis Securities Investment Ltd., 5.13%, 02/10/19	470,000	522,811
Perrigo Co. PLC, 4.00%, 11/15/23	250,000	248,499
Pfizer, Inc., 4.65%, 03/01/18	265,000	286,253
2.10%, 05/15/19(b)	500,000	507,161
3.40%, 05/15/24	1,000,000	1,019,677
7.20%, 03/15/39	525,000	721,493
Pharmacia Corp., 6.60%, 12/01/28	177,000	228,594
Sanofi, 1.25%, 04/10/18	250,000	249,437
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21	32,000	32,388
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	7,000	8,009
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	82,000	82,995
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22(b)	200,000	195,037
Wyeth LLC, 6.50%, 02/01/34	206,000	259,544
Zoetis, Inc., 3.25%, 02/01/23	600,000	576,247

		22,725,692

Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc., 2.75%, 01/15/20	500,000	499,155
American Tower Corp., 3.40%, 02/15/19(b)	250,000	257,344
2.80%, 06/01/20	1,000,000	997,936
American Tower REIT, Inc., 5.05%, 09/01/20	500,000	546,473
3.50%, 01/31/23	250,000	240,851
AvalonBay Communities, Inc., 3.45%, 06/01/25	695,000	685,030
Boston Properties LP, 3.80%, 02/01/24	250,000	254,365
DDR Corp., 3.63%, 02/01/25(b)	500,000	476,520
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	272,179
Duke Realty LP, 3.63%, 04/15/23	500,000	493,296
ERP Operating LP, 3.00%, 04/15/23	500,000	490,722
4.50%, 07/01/44	350,000	352,560
HCP, Inc., 6.00%, 01/30/17	472,000	497,420
2.63%, 02/01/20	500,000	498,274
5.38%, 02/01/21	200,000	221,520
4.25%, 11/15/23	500,000	503,224
Health Care REIT, Inc., 4.13%, 04/01/19	600,000	634,207
5.25%, 01/15/22	400,000	438,354
Healthcare Realty Trust, Inc., 3.75%, 04/15/23	350,000	342,616
Hospitality Properties Trust, 5.00%, 08/15/22	350,000	370,413
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23	525,000	513,862
Series E, 4.00%, 06/15/25	375,000	369,658
Kilroy Realty LP, 4.80%, 07/15/18	300,000	318,657
Liberty Property LP, 4.40%, 02/15/24	500,000	519,655
Omega Healthcare Investors, Inc., 4.50%, 04/01/27(c)	550,000	523,440
Realty Income Corp., 3.25%, 10/15/22	350,000	341,819
Simon Property Group LP, 2.80%, 01/30/17	500,000	509,475
2.20%, 02/01/19	500,000	505,622
5.65%, 02/01/20	250,000	283,695
4.38%, 03/01/21	500,000	542,911
3.38%, 03/15/22	500,000	513,915
3.38%, 10/01/24	500,000	503,101

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Real Estate Investment Trusts (REITs) (continued)
UDR, Inc., 4.25%, 06/01/18	$100,000	$105,773
Ventas Realty LP/Ventas Capital Corp., 4.00%, 04/30/19	500,000	526,014
4.75%, 06/01/21	150,000	161,833
Weyerhaeuser Co., 7.38%, 03/15/32	500,000	628,458

		15,940,347

Real Estate Management & Development 0.0%†
ProLogis LP, 4.25%, 08/15/23(b)	500,000	517,928

Road & Rail 0.5%
Burlington Northern Santa Fe LLC, 3.05%, 09/01/22	350,000	349,031
3.00%, 03/15/23	500,000	492,390
3.85%, 09/01/23	650,000	674,726
3.75%, 04/01/24	500,000	515,271
3.00%, 04/01/25(b)	500,000	481,262
7.95%, 08/15/30	206,000	291,558
4.55%, 09/01/44	250,000	245,211
4.70%, 09/01/45	500,000	503,028
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	350,000	376,770
CSX Corp., 7.38%, 02/01/19	400,000	467,074
3.70%, 10/30/20	300,000	317,992
3.40%, 08/01/24(b)	500,000	506,159
5.50%, 04/15/41(b)	150,000	165,877
4.10%, 03/15/44(b)	250,000	228,904
3.95%, 05/01/50	350,000	302,833
FedEx Corp., 4.00%, 01/15/24	750,000	781,156
3.90%, 02/01/35	380,000	349,354
3.88%, 08/01/42	50,000	43,800
Norfolk Southern Corp., 5.90%, 06/15/19	400,000	454,657
3.25%, 12/01/21	1,000,000	1,018,033
3.00%, 04/01/22	500,000	498,348
5.59%, 05/17/25	84,000	97,044
4.45%, 06/15/45	500,000	483,127
Ryder System, Inc., 2.50%, 05/11/20	205,000	203,555
Union Pacific Corp., 2.75%, 04/15/23	750,000	741,422
3.25%, 08/15/25(b)	500,000	504,447
United Parcel Service of America, Inc., 8.38%, 04/01/20	118,000	150,438
8.37%, 04/01/30(d)	177,000	253,870
United Parcel Service, Inc., 3.13%, 01/15/21	500,000	521,294
6.20%, 01/15/38(b)	295,000	381,471

		12,400,102

Semiconductors & Semiconductor Equipment 0.2%
Applied Materials, Inc., 4.30%, 06/15/21	400,000	429,105
Broadcom Corp., 2.70%, 11/01/18	100,000	102,444
Intel Corp., 1.35%, 12/15/17	1,000,000	998,212
3.70%, 07/29/25	500,000	512,980
4.80%, 10/01/41	350,000	361,987
KLA-Tencor Corp., 4.65%, 11/01/24	215,000	214,846
Lam Research Corp., 3.80%, 03/15/25	255,000	247,113
Maxim Integrated Products, Inc., 3.38%, 03/15/23	350,000	350,419
QUALCOMM, Inc., 2.25%, 05/20/20(b)	1,000,000	997,477
4.65%, 05/20/35(b)	500,000	456,383
Texas Instruments, Inc., 1.75%, 05/01/20	500,000	496,574

		5,167,540

Software 0.4%
Adobe Systems, Inc., 3.25%, 02/01/25	135,000	132,443
CA, Inc., 4.50%, 08/15/23	410,000	423,689
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(c)	500,000	498,625
Microsoft Corp., 3.00%, 10/01/20(b)	500,000	526,589
3.63%, 12/15/23	400,000	424,349
2.70%, 02/12/25(b)	1,000,000	979,907
3.50%, 02/12/35	325,000	302,199
4.50%, 10/01/40	300,000	313,574
3.75%, 02/12/45	750,000	692,987
Oracle Corp., 1.20%, 10/15/17	350,000	350,589
2.38%, 01/15/19	1,000,000	1,019,282
5.00%, 07/08/19	200,000	222,408
2.80%, 07/08/21	1,000,000	1,013,915
2.50%, 10/15/22	500,000	488,477
3.25%, 05/15/30	500,000	470,194
5.38%, 07/15/40	350,000	389,687
4.50%, 07/08/44	750,000	758,003

		9,006,917

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	500,000	531,132
3.25%, 04/15/25	325,000	318,803
Bed Bath & Beyond, Inc., 3.75%, 08/01/24	250,000	252,216
Gap, Inc. (The), 5.95%, 04/12/21	150,000	162,371
Home Depot, Inc. (The), 2.70%, 04/01/23(b)	500,000	496,646
3.35%, 09/15/25	85,000	86,561
5.88%, 12/16/36	300,000	368,721
5.95%, 04/01/41	150,000	188,957
4.20%, 04/01/43	250,000	252,470
4.40%, 03/15/45	500,000	516,824
Lowe’s Cos., Inc., 3.13%, 09/15/24(b)	400,000	400,513
6.50%, 03/15/29	236,000	298,132
5.80%, 10/15/36	300,000	361,322
5.00%, 09/15/43	500,000	551,087

		4,785,755

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc., 1.05%, 05/05/17(b)	$1,000,000	$1,003,852
1.55%, 02/07/20(b)	750,000	741,892
2.00%, 05/06/20(b)	750,000	753,134
2.50%, 02/09/25(b)	1,345,000	1,277,575
3.85%, 05/04/43	750,000	683,990
4.38%, 05/13/45	355,000	351,457
EMC Corp., 1.88%, 06/01/18	1,000,000	1,002,481
Hewlett-Packard Co., 5.50%, 03/01/18	800,000	869,538
2.75%, 01/14/19	250,000	253,932
3.75%, 12/01/20	500,000	516,951
4.65%, 12/09/21	600,000	636,282
NetApp, Inc., 3.38%, 06/15/21	210,000	206,979
Seagate HDD Cayman, 3.75%, 11/15/18	675,000	690,549
5.75%, 12/01/34(c)	175,000	168,316

		9,156,928

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	125,000	136,335
VF Corp., 3.50%, 09/01/21	200,000	212,723

		349,058

Thrifts & Mortgage Finance 0.0%†
Santander Holdings USA, Inc., 3.45%, 08/27/18	250,000	258,341

Tobacco 0.2%
Altria Group, Inc., 9.25%, 08/06/19	155,000	193,178
2.63%, 01/14/20	350,000	353,721
10.20%, 02/06/39	81,000	130,928
4.25%, 08/09/42	250,000	231,099
4.50%, 05/02/43(b)	450,000	429,845
5.38%, 01/31/44	170,000	184,816
Philip Morris International, Inc., 5.65%, 05/16/18(b)	400,000	441,776
2.63%, 03/06/23	1,000,000	974,791
6.38%, 05/16/38	460,000	573,299
3.88%, 08/21/42	250,000	231,135
Reynolds American, Inc., 3.75%, 05/20/23(c)	1,250,000	1,255,660
5.70%, 08/15/35	120,000	130,400
4.75%, 11/01/42	450,000	431,793

		5,562,441

Water Utilities 0.0%†
American Water Capital Corp., 4.30%, 09/01/45	500,000	503,961

Wireless Telecommunication Services 0.2%
America Movil SAB de CV, 5.00%, 03/30/20	500,000	546,150
3.13%, 07/16/22	750,000	728,175
6.38%, 03/01/35	177,000	200,523
6.13%, 03/30/40	350,000	384,664
Rogers Communications, Inc., 3.00%, 03/15/23	600,000	577,251
5.00%, 03/15/44	250,000	253,313
Vodafone Group PLC, 1.63%, 03/20/17(b)	600,000	600,657
2.95%, 02/19/23(b)	250,000	236,727
7.88%, 02/15/30	206,000	255,073
4.38%, 02/19/43	500,000	436,055

		4,218,588

Total Corporate Bonds (cost $559,424,350)		564,680,258

Municipal Bonds 0.9%

	Principal Amount	Market Value
California 0.3%
Alameda County Joint Powers Authority, RB, Series A, 7.05%, 12/01/44	100,000	129,232
Bay Area Toll Authority, RB Series S1, 6.79%, 04/01/30	250,000	313,400
Series F, 6.26%, 04/01/49	250,000	332,375
City of San Francisco California Public Utilities Commission Water Revenue, RB, 6.00%, 11/01/40	100,000	121,317
Los Angeles Community College District, GO, 6.75%, 08/01/49	300,000	414,606
Los Angeles County Public Works Financing Authority, RB, 7.62%, 08/01/40	75,000	103,138
Los Angeles Unified School District, GO, 6.76%, 07/01/34	420,000	552,258
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	200,000	269,346
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	100,000	125,837
Santa Clara Valley Transportation Authority, RB, 5.88%, 04/01/32	200,000	243,780
State of California, GO 7.55%, 04/01/39	1,810,000	2,615,902
7.63%, 03/01/40	425,000	610,666
University of California, RB Series F, 5.95%, 05/15/45	300,000	365,901
Series H, 6.55%, 05/15/48	150,000	191,614
Series F, 6.58%, 05/15/49	200,000	256,724
Series AQ, 4.77%, 05/15/15	150,000	141,089

		6,787,185

Colorado 0.0%†
Denver City & County School District No. 1, Refunding, COP, Series B, 4.24%, 12/15/37	50,000	50,455

Connecticut 0.0%†
State of Connecticut, GO, Series A, 5.85%, 03/15/32	500,000	592,825

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Florida 0.0%†
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 2.11%, 07/01/18	250,000	$252,925

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/57	500,000	585,620

Illinois 0.1%
Chicago Transit Authority, RB, Series A, 6.90%, 12/01/40	300,000	337,368
State of Illinois, GO 5.88%, 03/01/19	200,000	218,024
4.95%, 06/01/23	160,000	161,501
5.10%, 06/01/33	1,445,000	1,354,268

		2,071,161

Massachusetts 0.0%†
Commonwealth of Massachusetts, GO, Series E, 4.20%, 12/01/21	500,000	551,095

New Jersey 0.1%
New Jersey Economic Development Authority, RB, AGM Insured, Series B, 0.00%, 02/15/20	650,000	545,480
New Jersey Economic Development Authority, RB, National-RE Insured, Series A, 7.43%, 02/15/29	125,000	141,816
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	790,000	1,092,396
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 05/01/40	250,000	292,513

		2,072,205

New York 0.2%
City of New York, GO, 5.97%, 03/01/36	250,000	307,710
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	460,000	667,593
New York City Municipal Water Finance Authority, RB, 5.44%, 06/15/43	300,000	362,094
New York City Transitional Finance Authority, RB, Series B, 5.57%, 11/01/38	500,000	605,155
New York State Dormitory Authority, Special Tax Revenue, 5.50%, 03/15/30	100,000	117,882
New York State Dormitory Authority, State Personal Income Tax Revenue, Series F, 5.63%, 03/15/39	250,000	299,822
New York State Urban Development Corp., Special Tax Authority, Series C, 5.84%, 03/15/40	450,000	555,206
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	620,000	762,588

		3,678,050

North Carolina 0.0%†
University of North Carolina, Refunding, RB, 3.85%, 12/01/34	300,000	307,671

Ohio 0.1%
American Municipal Power Inc., RB Series E, 6.27%, 02/15/50	165,000	194,532
Series B, 7.50%, 02/15/50	150,000	199,045
JobsOhio Beverage System, RB, Series B, 4.53%, 01/01/35	100,000	105,632
Northeast Regional Sewer District, RB, 6.04%, 11/15/40	300,000	342,105
Ohio State University (The), RB, Series C, 4.91%, 06/01/40	150,000	170,852

		1,012,166

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, GO, Series B, 5.85%, 07/15/30	500,000	565,595

South Carolina 0.0%†
South Carolina State Public Service Authority, RB, Series C, 6.45%, 01/01/50	100,000	125,649

Texas 0.1%
Dallas Area Rapid Transit, RB, Series B, 6.00%, 12/01/44	200,000	261,628
State of Texas, GO, Series A, 4.63%, 04/01/33	350,000	388,584
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	150,000	174,679
University of Texas System, RB Series A, 5.26%, 07/01/39	260,000	316,433
Series C, 4.79%, 08/15/46	200,000	229,924

		1,371,248

Washington 0.0%†
State of Washington Motor Vehicle Fuel Tax, GO, Series F, 5.14%, 08/01/40	200,000	237,066

Total Municipal Bonds (cost $17,874,693)		20,260,916

Sovereign Bonds 3.8%

	Principal Amount	Market Value
AUSTRIA 0.1%
Oesterreichische Kontrollbank AG, 0.75%, 05/19/17	1,500,000	1,500,002

BRAZIL 0.2%
Brazilian Government International Bond, 5.88%, 01/15/19(b)	500,000	523,750
4.88%, 01/22/21(b)	500,000	486,250
4.25%, 01/07/25(b)	1,500,000	1,312,500
7.13%, 01/20/37	1,205,000	1,126,675

		3,449,175

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value
CANADA 0.4%
Canada Government International Bond, 1.13%, 03/19/18	$500,000	$502,292
1.63%, 02/27/19	750,000	761,019
Export Development Canada, 1.00%, 06/15/18(b)	1,000,000	1,000,181
Hydro Quebec, 8.88%, 03/01/26	156,000	223,909
Province of Nova Scotia Canada, 5.13%, 01/26/17	885,000	934,454
Province of Ontario Canada, 1.20%, 02/14/18(b)	500,000	500,992
3.00%, 07/16/18	250,000	261,974
2.00%, 09/27/18	750,000	765,189
2.00%, 01/30/19	1,000,000	1,016,627
1.88%, 05/21/20(b)	1,000,000	1,006,162
Province of Quebec Canada, 3.50%, 07/29/20	400,000	431,315
7.50%, 09/15/29	578,000	856,056

		8,260,170

CHILE 0.0%†
Chile Government International Bond, 3.13%, 03/27/25(b)	250,000	247,500

COLOMBIA 0.1%
Colombia Government International Bond, 4.38%, 07/12/21(b)	1,150,000	1,171,275
7.38%, 09/18/37	225,000	252,562
5.63%, 02/26/44	500,000	467,500
5.00%, 06/15/45(b)	500,000	428,750

		2,320,087

GERMANY 0.4%
FMS Wertmanagement AoeR, 1.13%, 10/14/16	500,000	502,915
0.63%, 01/30/17	1,000,000	999,731
KFW, 1.25%, 10/05/16	2,000,000	2,015,280
0.75%, 03/17/17	2,500,000	2,503,245
1.88%, 04/01/19	1,000,000	1,022,071
1.50%, 04/20/20	1,000,000	999,956
Landwirtschaftliche Rentenbank, 0.88%, 09/12/17	1,000,000	1,000,752

		9,043,950

ISRAEL 0.0%†
Israel Government International Bond, 3.15%, 06/30/23(b)	500,000	510,750

ITALY 0.0%†
Italy Government International Bond, 6.88%, 09/27/23	251,000	318,518
5.38%, 06/15/33	541,000	622,476

		940,994

JAPAN 0.1%
Japan Bank for International Cooperation, 1.75%, 11/13/18	500,000	506,384
Japan Bank for International Cooperation/Japan, 1.75%, 05/28/20	2,000,000	2,001,264

		2,507,648

MEXICO 0.3%
Mexico Government International Bond, 5.63%, 01/15/17(b)	800,000	848,000
5.13%, 01/15/20(b)	1,000,000	1,100,000
3.50%, 01/21/21(b)	1,000,000	1,017,500
4.00%, 10/02/23	500,000	509,250
6.75%, 09/27/34	1,246,000	1,488,970
4.75%, 03/08/44	400,000	365,000
5.55%, 01/21/45	500,000	511,875
4.60%, 01/23/46	347,000	308,830
5.75%, 10/12/10	200,000	187,000

		6,336,425

PANAMA 0.0%†
Panama Government International Bond, 6.70%, 01/26/36(b)	250,000	297,500
4.30%, 04/29/53(b)	500,000	423,750

		721,250

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19(b)	1,840,000	2,125,200
8.75%, 11/21/33(b)	500,000	705,000

		2,830,200

PHILIPPINES 0.2%
Philippine Government International Bond, 6.50%, 01/20/20	1,500,000	1,768,176
9.50%, 02/02/30	500,000	794,252
7.75%, 01/14/31	500,000	708,610
6.38%, 10/23/34	500,000	653,609

		3,924,647

POLAND 0.1%
Poland Government International Bond, 6.38%, 07/15/19	750,000	868,245
5.13%, 04/21/21(b)	200,000	225,210
5.00%, 03/23/22	300,000	335,250
4.00%, 01/22/24(b)	500,000	528,750

		1,957,455

SOUTH AFRICA 0.0%†
South Africa Government International Bond, 4.67%, 01/17/24(b)	500,000	495,000
6.25%, 03/08/41(b)	200,000	210,750
5.38%, 07/24/44(b)	250,000	232,813

		938,563

SOUTH KOREA 0.1%
Export-Import Bank of Korea, 4.00%, 01/29/21	600,000	645,979
5.00%, 04/11/22	500,000	560,445
Republic of Korea, 5.63%, 11/03/25	300,000	375,150
4.13%, 06/10/44(b)	250,000	285,750

		1,867,324

SUPRANATIONAL 1.5%
Asian Development Bank, 0.75%, 07/28/17	2,000,000	2,000,028
1.75%, 09/11/18	500,000	509,876
1.88%, 02/18/22	500,000	502,274
Corp. Andina de Fomento, 4.38%, 06/15/22	350,000	379,883

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value
SUPRANATIONAL (continued)
Council Of Europe Development Bank, 1.50%, 06/19/17(b)	$500,000	$506,351
1.00%, 03/07/18	200,000	200,105
European Bank for Reconstruction & Development, 1.00%, 02/16/17	2,000,000	2,013,718
European Investment Bank, 1.25%, 10/14/16	750,000	755,602
1.13%, 12/15/16	1,000,000	1,006,240
0.88%, 04/18/17	3,500,000	3,509,411
5.13%, 05/30/17	325,000	348,482
1.00%, 08/17/17	2,000,000	2,007,660
1.00%, 03/15/18	1,000,000	1,000,856
1.00%, 06/15/18	500,000	499,449
1.13%, 08/15/18	3,000,000	3,004,173
1.88%, 03/15/19	1,000,000	1,021,107
1.38%, 06/15/20	500,000	496,856
4.00%, 02/16/21	500,000	559,615
Inter-American Development Bank, 1.00%, 07/14/17	1,000,000	1,004,700
0.88%, 03/15/18	500,000	499,374
1.75%, 08/24/18	300,000	306,025
1.75%, 10/15/19	1,000,000	1,018,320
1.38%, 07/15/20	750,000	748,887
2.13%, 11/09/20(b)	750,000	775,605
1.75%, 04/14/22	500,000	498,572
International Bank for Reconstruction & Development, 0.75%, 12/15/16	500,000	501,344
0.63%, 05/02/17	2,000,000	1,991,030
1.13%, 07/18/17	500,000	504,392
1.00%, 06/15/18	1,500,000	1,500,483
1.63%, 02/10/22	500,000	494,843
7.63%, 01/19/23	973,000	1,344,276
International Finance Corp., 1.13%, 11/23/16	1,025,000	1,030,382
0.88%, 06/15/18	750,000	748,265

		33,288,184

TURKEY 0.2%
Turkey Government International Bond, 6.75%, 04/03/18	1,000,000	1,079,200
5.63%, 03/30/21	500,000	521,875
3.25%, 03/23/23	1,500,000	1,334,655
7.38%, 02/05/25(b)	500,000	571,875
6.00%, 01/14/41	2,000,000	1,947,500

		5,455,105

URUGUAY 0.0%†
Uruguay Government International Bond, 4.50%, 08/14/24(b)	650,000	656,500
5.10%, 06/18/50	350,000	307,125

		963,625

Total Sovereign Bonds (cost $87,203,889)		87,063,054

U.S. Government Mortgage Backed Agencies 28.4%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E84097 6.50%, 12/01/15	$15	$15
Pool# E00938 7.00%, 01/01/16	174	174
Pool# E82132 7.00%, 01/01/16	46	46
Pool# E82815 6.00%, 03/01/16	104	105
Pool# E83231 6.00%, 04/01/16	30	30
Pool# E83233 6.00%, 04/01/16	163	164
Pool# G11972 6.00%, 04/01/16	2,142	2,153
Pool# E83933 6.50%, 05/01/16	21	21
Pool# E84236 6.50%, 06/01/16	244	247
Pool# E00996 6.50%, 07/01/16	101	103
Pool# E84912 6.50%, 08/01/16	232	233
Pool# E86533 6.00%, 12/01/16	247	249
Pool# E87584 6.00%, 01/01/17	374	381
Pool# E86995 6.50%, 01/01/17	1,053	1,059
Pool# E87291 6.50%, 01/01/17	1,025	1,034
Pool# E88076 6.00%, 02/01/17	995	1,015
Pool# E88055 6.50%, 02/01/17	5,081	5,203
Pool# E88134 6.00%, 03/01/17	243	243
Pool# E88768 6.00%, 03/01/17	694	697
Pool# E88729 6.00%, 04/01/17	1,082	1,098
Pool# E89149 6.00%, 04/01/17	650	664
Pool# E89151 6.00%, 04/01/17	1,274	1,302
Pool# E89217 6.00%, 04/01/17	1,143	1,171
Pool# E89222 6.00%, 04/01/17	2,500	2,524
Pool# E89347 6.00%, 04/01/17	319	326
Pool# E89496 6.00%, 04/01/17	666	683
Pool# E89203 6.50%, 04/01/17	853	872
Pool# E89530 6.00%, 05/01/17	2,758	2,824
Pool# E89909 6.00%, 05/01/17	911	934
Pool# B15071 6.00%, 06/01/17	7,411	7,465
Pool# E01157 6.00%, 06/01/17	3,165	3,261

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E90194 6.00%, 06/01/17	$806	$829
Pool# E90313 6.00%, 06/01/17	324	333
Pool# E90645 6.00%, 07/01/17	2,897	2,970
Pool# G18007 6.00%, 07/01/19	8,480	8,959
Pool# B16087 6.00%, 08/01/19	37,467	39,361
Pool# J00935 5.00%, 12/01/20	11,069	11,508
Pool# J00854 5.00%, 01/01/21	140,487	146,877
Pool# J01279 5.50%, 02/01/21	10,082	10,900
Pool# J01570 5.50%, 04/01/21	10,051	10,771
Pool# J01771 5.00%, 05/01/21	10,642	11,065
Pool# J06015 5.00%, 05/01/21	51,460	53,517
Pool# G18122 5.00%, 06/01/21	21,171	22,823
Pool# J01980 6.00%, 06/01/21	13,177	13,265
Pool# J03074 5.00%, 07/01/21	14,967	15,816
Pool# J03028 5.50%, 07/01/21	2,607	2,721
Pool# C90719 5.00%, 10/01/23	531,657	581,957
Pool# J09912 4.00%, 06/01/24	1,180,481	1,264,033
Pool# C00351 8.00%, 07/01/24	688	823
Pool# G13900 5.00%, 12/01/24	219,967	233,725
Pool# D60780 8.00%, 06/01/25	2,595	2,932
Pool# G30267 5.00%, 08/01/25	171,541	187,782
Pool# E02746 3.50%, 11/01/25	619,969	655,560
Pool# J13883 3.50%, 12/01/25	1,282,433	1,363,234
Pool# J14732 4.00%, 03/01/26	610,427	653,523
Pool# E02896 3.50%, 05/01/26	681,135	721,141
Pool# J18127 3.00%, 03/01/27	572,889	597,066
Pool# J18702 3.00%, 03/01/27	610,071	635,858
Pool# J19106 3.00%, 05/01/27	228,210	237,851
Pool# J20471 3.00%, 09/01/27	1,018,750	1,061,789
Pool# D82854 7.00%, 10/01/27	1,697	1,881
Pool# G14609 3.00%, 11/01/27	1,352,655	1,409,830
Pool# C00566 7.50%, 12/01/27	2,418	2,943
Pool# G15100 2.50%, 07/01/28	497,370	512,043
Pool# C00678 7.00%, 11/01/28	2,461	2,858
Pool# C18271 7.00%, 11/01/28	2,785	3,121
Pool# C00836 7.00%, 07/01/29	1,263	1,485
Pool# C31282 7.00%, 09/01/29	123	129
Pool# C31285 7.00%, 09/01/29	3,047	3,575
Pool# A18212 7.00%, 11/01/29	47,823	51,352
Pool# C32914 8.00%, 11/01/29	3,407	3,737
Pool# G18536 2.50%, 01/01/30	7,832,454	7,993,669
Pool# C37436 8.00%, 01/01/30	3,316	4,164
Pool# C36306 7.00%, 02/01/30	789	831
Pool# C36429 7.00%, 02/01/30	783	819
Pool# C00921 7.50%, 02/01/30	2,542	3,101
Pool# G01108 7.00%, 04/01/30	1,040	1,188
Pool# C37703 7.50%, 04/01/30	2,158	2,481
Pool# G18552 3.00%, 05/01/30	2,808,746	2,925,479
Pool# J32243 3.00%, 07/01/30	1,495,185	1,558,317
Pool# J32255 3.00%, 07/01/30	319,698	333,191
Pool# J32257 3.00%, 07/01/30	342,507	357,277
Pool# C41561 8.00%, 08/01/30	2,349	2,505
Pool# C01051 8.00%, 09/01/30	4,324	5,443
Pool# C43550 7.00%, 10/01/30	4,956	5,644
Pool# C44017 7.50%, 10/01/30	555	571
Pool# C43967 8.00%, 10/01/30	40,231	44,221
Pool# C44957 8.00%, 11/01/30	3,632	4,264
Pool# C01103 7.50%, 12/01/30	1,739	2,101
Pool# C46932 7.50%, 01/01/31	798	841
Pool# C47287 7.50%, 02/01/31	4,281	4,951
Pool# C48851 7.00%, 03/01/31	2,625	2,708
Pool# C48206 7.50%, 03/01/31	2,111	2,124
Pool# C91366 4.50%, 04/01/31	238,677	260,499
Pool# C91377 4.50%, 06/01/31	127,877	139,520
Pool# C53324 7.00%, 06/01/31	1,951	2,090

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C01209 8.00%, 06/01/31	$1,364	$1,602
Pool# C55071 7.50%, 07/01/31	750	776
Pool# G01309 7.00%, 08/01/31	2,923	3,545
Pool# C01222 7.00%, 09/01/31	2,320	2,788
Pool# G01311 7.00%, 09/01/31	20,668	24,709
Pool# G01315 7.00%, 09/01/31	760	905
Pool# C58647 7.00%, 10/01/31	1,175	1,271
Pool# C60012 7.00%, 11/01/31	2,004	2,173
Pool# C61298 8.00%, 11/01/31	3,149	3,264
Pool# C61105 7.00%, 12/01/31	6,711	7,226
Pool# C01305 7.50%, 12/01/31	1,393	1,611
Pool# C62218 7.00%, 01/01/32	3,101	3,183
Pool# C63171 7.00%, 01/01/32	10,177	11,921
Pool# C64121 7.50%, 02/01/32	2,383	2,440
Pool# D99004 3.50%, 03/01/32	304,319	322,126
Pool# G30577 3.50%, 04/01/32	708,951	750,429
Pool# C01345 7.00%, 04/01/32	12,152	14,618
Pool# G01391 7.00%, 04/01/32	35,572	42,830
Pool# C65717 7.50%, 04/01/32	4,985	5,146
Pool# C01370 8.00%, 04/01/32	4,770	5,787
Pool# C66916 7.00%, 05/01/32	20,817	24,182
Pool# C67235 7.00%, 05/01/32	13,192	14,316
Pool# C01381 8.00%, 05/01/32	21,201	25,707
Pool# C68290 7.00%, 06/01/32	4,549	5,110
Pool# C68300 7.00%, 06/01/32	14,580	16,835
Pool# D99266 3.50%, 07/01/32	493,193	522,054
Pool# G01449 7.00%, 07/01/32	23,532	28,118
Pool# C68988 7.50%, 07/01/32	3,665	3,679
Pool# C69908 7.00%, 08/01/32	30,094	34,281
Pool# C70211 7.00%, 08/01/32	14,752	15,424
Pool# C91558 3.50%, 09/01/32	123,436	130,659
Pool# G01536 7.00%, 03/01/33	23,077	28,186
Pool# G30642 3.00%, 05/01/33	258,254	267,846
Pool# G30646 3.00%, 05/01/33	598,560	620,816
Pool# K90535 3.00%, 05/01/33	118,432	122,827
Pool# A16419 6.50%, 11/01/33	18,428	21,067
Pool# C01806 7.00%, 01/01/34	14,296	15,243
Pool# A21356 6.50%, 04/01/34	76,058	88,871
Pool# C01851 6.50%, 04/01/34	58,427	70,472
Pool# A22067 6.50%, 05/01/34	80,608	94,172
Pool# A24301 6.50%, 05/01/34	114,322	134,904
Pool# A24988 6.50%, 07/01/34	13,382	15,299
Pool# G01741 6.50%, 10/01/34	25,622	30,672
Pool# G08023 6.50%, 11/01/34	53,869	65,077
Pool# A33137 6.50%, 01/01/35	13,521	15,457
Pool# G01947 7.00%, 05/01/35	29,340	35,786
Pool# G08073 5.50%, 08/01/35	286,977	318,735
Pool# A37135 5.50%, 09/01/35	539,950	599,342
Pool# A47368 5.00%, 10/01/35	346,745	382,912
Pool# A38255 5.50%, 10/01/35	393,213	436,534
Pool# A38531 5.50%, 10/01/35	531,817	589,446
Pool# G08088 6.50%, 10/01/35	197,433	225,708
Pool# A39759 5.50%, 11/01/35	34,433	38,222
Pool# A40376 5.50%, 12/01/35	23,807	26,372
Pool# A42305 5.50%, 01/01/36	63,214	70,305
Pool# A41548 7.00%, 01/01/36	39,332	45,185
Pool# G08111 5.50%, 02/01/36	466,056	516,178
Pool# A43861 5.50%, 03/01/36	141,956	157,119
Pool# A43884 5.50%, 03/01/36	568,424	646,435
Pool# A43885 5.50%, 03/01/36	452,198	510,334
Pool# A43886 5.50%, 03/01/36	740,057	829,484
Pool# A48378 5.50%, 03/01/36	350,538	391,531

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G08116 5.50%, 03/01/36	$80,399	$89,240
Pool# A48735 5.50%, 05/01/36	27,814	30,806
Pool# A53039 6.50%, 10/01/36	144,587	165,294
Pool# A53219 6.50%, 10/01/36	22,063	25,223
Pool# G05254 5.00%, 01/01/37	312,007	343,588
Pool# G04331 5.00%, 02/01/37	277,050	304,997
Pool# G05941 6.00%, 02/01/37	1,433,766	1,630,026
Pool# G03620 6.50%, 10/01/37	8,649	9,888
Pool# G03721 6.00%, 12/01/37	137,519	155,323
Pool# G03969 6.00%, 02/01/38	155,843	175,820
Pool# G04913 5.00%, 03/01/38	525,035	576,343
Pool# G05299 4.50%, 06/01/38	514,394	558,277
Pool# G04581 6.50%, 08/01/38	286,128	327,105
Pool# A81674 6.00%, 09/01/38	729,001	820,210
Pool# A85442 5.00%, 03/01/39	507,420	554,993
Pool# G05459 5.50%, 05/01/39	4,138,808	4,585,334
Pool# G05535 4.50%, 07/01/39	1,609,491	1,749,793
Pool# A89500 4.50%, 10/01/39	193,963	210,412
Pool# A91165 5.00%, 02/01/40	7,308,997	8,053,491
Pool# Q08977 4.00%, 06/01/42	328,111	349,627
Pool# Q11087 4.00%, 09/01/42	402,629	429,032
Pool# G07158 3.50%, 10/01/42	1,372,305	1,434,055
Pool# G07163 3.50%, 10/01/42	606,786	634,089
Pool# Q11532 3.50%, 10/01/42	435,468	454,984
Pool# Q12051 3.50%, 10/01/42	469,144	490,186
Pool# C09020 3.50%, 11/01/42	1,248,566	1,304,748
Pool# G07264 3.50%, 12/01/42	1,326,272	1,385,740
Pool# Q14292 3.50%, 01/01/43	236,003	246,557
Pool# Q14881 3.50%, 01/01/43	277,528	290,013
Pool# Q15774 3.00%, 02/01/43	2,510,088	2,544,857
Pool# Q15884 3.00%, 02/01/43	1,442,745	1,463,266
Pool# Q16470 3.00%, 03/01/43	2,468,927	2,506,532
Pool# V80002 2.50%, 04/01/43	860,517	841,811
Pool# G08528 3.00%, 04/01/43	10,772,753	10,922,242
Pool# Q16915 3.00%, 04/01/43	824,729	837,240
Pool# Q17675 3.50%, 04/01/43	1,091,637	1,140,743
Pool# Q18523 3.50%, 05/01/43	2,562,449	2,674,000
Pool# G08534 3.00%, 06/01/43	3,349,663	3,394,859
Pool# Q18751 3.50%, 06/01/43	2,427,069	2,534,051
Pool# G07410 3.50%, 07/01/43	423,822	443,873
Pool# G07459 3.50%, 08/01/43	1,672,447	1,745,673
Pool# G60038 3.50%, 01/01/44	3,320,257	3,469,297
Pool# Q26869 4.00%, 06/01/44	2,210,348	2,365,536
Pool# G08623 3.50%, 01/01/45	2,230,721	2,323,545
Pool# G08632 3.50%, 03/01/45	2,022,342	2,106,495
Pool# Q34165 4.00%, 06/01/45	849,223	906,046
Pool# Q34167 4.00%, 06/01/45	1,982,889	2,116,179
Pool# G08660 4.00%, 08/01/45	3,804,385	4,060,122
Pool# Q35617 4.00%, 08/01/45	5,064,987	5,405,452
Federal Home Loan Mortgage Corp. Gold Pool TBA
2.50%, 10/15/30	5,375,000	5,479,355
3.00%, 10/15/30	1,081,000	1,124,577
3.50%, 10/15/30	550,000	579,941
4.00%, 10/15/30	1,000,000	1,045,203
3.00%, 10/15/45	5,375,000	5,430,137
3.50%, 10/15/45	14,624,000	15,215,816
4.00%, 10/15/45	14,584,000	15,524,722
4.50%, 10/15/45	12,475,000	13,500,289
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.35%, 07/01/41(a)	573,958	607,320
Pool# 2B0108 2.56%, 01/01/42(a)	119,548	125,873
Pool# 2B1381 1.76%, 06/01/43(a)	62,226	63,798
Federal National Mortgage Association Pool
Pool# 826869 5.50%, 08/01/20	125,837	133,486
Pool# 835228 5.50%, 08/01/20	3,442	3,640
Pool# 825811 5.50%, 09/01/20	3,239	3,440
Pool# 839585 5.50%, 09/01/20	13,953	14,676
Pool# 811505 5.50%, 10/01/20	6,012	6,395
Pool# 838565 5.50%, 10/01/20	132,937	142,366

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 840102 5.50%, 10/01/20	$98,782	$104,803
Pool# 841947 5.50%, 10/01/20	5,439	5,689
Pool# 843102 5.50%, 10/01/20	3,356	3,550
Pool# 839100 5.50%, 11/01/20	2,836	3,058
Pool# 830670 5.50%, 12/01/20	5,783	6,166
Pool# 788210 5.50%, 02/01/21	8,783	9,068
Pool# 867183 5.50%, 02/01/21	10,154	10,684
Pool# 811558 5.50%, 03/01/21	119,252	125,857
Pool# 870296 5.50%, 03/01/21	1,339	1,385
Pool# 878120 5.50%, 04/01/21	5,157	5,546
Pool# 811559 5.50%, 05/01/21	20,472	21,924
Pool# 879115 5.50%, 05/01/21	13,500	14,378
Pool# 885440 5.50%, 05/01/21	2,675	2,844
Pool# 845489 5.50%, 06/01/21	821	886
Pool# 880950 5.50%, 07/01/21	35,154	37,174
Pool# 870092 5.50%, 08/01/21	2,001	2,126
Pool# 896599 5.50%, 08/01/21	661	702
Pool# 903350 5.00%, 10/01/21	6,761	7,181
Pool# 894126 5.50%, 10/01/21	1,104	1,181
Pool# 902789 5.50%, 11/01/21	62,240	66,407
Pool# 901509 5.00%, 12/01/21	5,564	5,784
Pool# 906708 5.00%, 12/01/21	50,429	52,957
Pool# 928106 5.50%, 02/01/22	61,827	67,208
Pool# 914385 5.50%, 03/01/22	1,888	2,035
Pool# 913323 5.50%, 04/01/22	2,515	2,655
Pool# 913331 5.50%, 05/01/22	2,460	2,562
Pool# 899438 5.50%, 06/01/22	50,124	53,649
Pool# AA2549 4.00%, 04/01/24	358,644	380,913
Pool# 934863 4.00%, 06/01/24	578,721	614,779
Pool# AC1374 4.00%, 08/01/24	382,319	410,235
Pool# AC1529 4.50%, 09/01/24	990,450	1,064,036
Pool# AD0244 4.50%, 10/01/24	132,499	141,940
Pool# AD4089 4.50%, 05/01/25	860,662	919,894
Pool# 890216 4.50%, 07/01/25	241,088	258,239
Pool# AB1609 4.00%, 10/01/25	502,213	530,099
Pool# AH1361 3.50%, 12/01/25	471,799	501,292
Pool# AH1518 3.50%, 12/01/25	277,175	293,316
Pool# AH5616 3.50%, 02/01/26	1,386,872	1,467,547
Pool# AL0298 4.00%, 05/01/26	1,030,916	1,097,706
Pool# AB4277 3.00%, 01/01/27	1,452,358	1,519,292
Pool# AP4746 3.00%, 08/01/27	401,617	420,127
Pool# AP4640 3.00%, 09/01/27	193,103	202,010
Pool# AP7855 3.00%, 09/01/27	1,818,040	1,901,874
Pool# AB6886 3.00%, 11/01/27	217,150	227,160
Pool# AB6887 3.00%, 11/01/27	431,664	451,540
Pool# AQ3758 3.00%, 11/01/27	219,219	229,335
Pool# AQ4532 3.00%, 11/01/27	255,645	267,451
Pool# AQ5096 3.00%, 11/01/27	553,993	579,535
Pool# AQ7406 3.00%, 11/01/27	179,708	187,995
Pool# AQ2884 3.00%, 12/01/27	189,670	198,435
Pool# AS0487 2.50%, 09/01/28	826,624	850,547
Pool# 930998 4.50%, 04/01/29	152,511	165,232
Pool# AX7727 2.50%, 03/01/30	1,845,279	1,883,106
Pool# AS5420 3.00%, 07/01/30	893,213	932,084
Pool# AL7152 3.50%, 07/01/30	1,299,139	1,380,093
Pool# AS5702 2.50%, 08/01/30	1,688,370	1,722,981
Pool# AY8448 3.00%, 08/01/30	3,004,658	3,132,667
Pool# AH1515 4.00%, 12/01/30	929,460	1,001,928
Pool# AD0716 6.50%, 12/01/30	2,834,259	3,272,669
Pool# AB2121 4.00%, 01/01/31	144,967	156,282
Pool# MA0641 4.00%, 02/01/31	742,734	800,569
Pool# 560868 7.50%, 02/01/31	812	832
Pool# 607212 7.50%, 10/01/31	14,193	16,390
Pool# MA0895 3.50%, 11/01/31	792,225	838,456

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 607632 6.50%, 11/01/31	$145	$166
Pool# MA1029 3.50%, 04/01/32	581,921	615,957
Pool# 545556 7.00%, 04/01/32	9,401	11,365
Pool# AO2565 3.50%, 05/01/32	218,389	231,193
Pool# 545605 7.00%, 05/01/32	12,454	15,104
Pool# AO5103 3.50%, 06/01/32	515,946	546,217
Pool# MA1107 3.50%, 07/01/32	79,070	83,694
Pool# 651361 7.00%, 07/01/32	10,172	11,833
Pool# AP1990 3.50%, 08/01/32	274,961	291,069
Pool# AP1997 3.50%, 08/01/32	127,745	135,228
Pool# AO7202 3.50%, 09/01/32	589,427	623,998
Pool# MA1166 3.50%, 09/01/32	461,211	488,131
Pool# 661664 7.50%, 09/01/32	18,661	19,226
Pool# AP3673 3.50%, 10/01/32	445,093	471,217
Pool# AB6962 3.50%, 11/01/32	686,132	726,397
Pool# AQ3343 3.50%, 11/01/32	386,969	409,664
Pool# 555346 5.50%, 04/01/33	122,427	138,872
Pool# 713560 5.50%, 04/01/33	12,103	13,552
Pool# 694846 6.50%, 04/01/33	16,920	19,329
Pool# 701261 7.00%, 04/01/33	649	677
Pool# AB9300 3.00%, 05/01/33	218,706	226,958
Pool# AB9402 3.00%, 05/01/33	602,178	624,946
Pool# AB9403 3.00%, 05/01/33	257,331	267,045
Pool# 555421 5.00%, 05/01/33	3,063,486	3,390,956
Pool# 555684 5.50%, 07/01/33	26,997	30,409
Pool# 720087 5.50%, 07/01/33	469,397	529,117
Pool# 728721 5.50%, 07/01/33	80,235	90,187
Pool# MA1527 3.00%, 08/01/33	2,495,156	2,592,566
Pool# 743235 5.50%, 10/01/33	49,807	56,162
Pool# 750229 6.50%, 10/01/33	47,719	54,513
Pool# 755872 5.50%, 12/01/33	569,358	641,134
Pool# 725221 5.50%, 01/01/34	13,039	14,679
Pool# 725223 5.50%, 03/01/34	1,396	1,573
Pool# 725228 6.00%, 03/01/34	1,200,332	1,369,002
Pool# 725425 5.50%, 04/01/34	765,599	860,573
Pool# 725423 5.50%, 05/01/34	72,849	82,033
Pool# 725594 5.50%, 07/01/34	314,475	354,698
Pool# 788027 6.50%, 09/01/34	27,295	31,181
Pool# 807310 7.00%, 11/01/34	7,081	8,761
Pool# 735141 5.50%, 01/01/35	980,796	1,104,041
Pool# 889852 5.50%, 05/01/35	27,720	31,205
Pool# 256023 6.00%, 12/01/35	914,183	1,035,530
Pool# 745418 5.50%, 04/01/36	168,016	188,700
Pool# 745516 5.50%, 05/01/36	94,142	105,725
Pool# 889745 5.50%, 06/01/36	14,793	16,668
Pool# 888635 5.50%, 09/01/36	345,872	389,194
Pool# 995065 5.50%, 09/01/36	558,821	628,359
Pool# 995024 5.50%, 08/01/37	211,963	238,575
Pool# 995050 6.00%, 09/01/37	2,046,880	2,312,403
Pool# 955194 7.00%, 11/01/37	230,277	273,427
Pool# 928940 7.00%, 12/01/37	88,526	97,546
Pool# 990810 7.00%, 10/01/38	184,861	215,467
Pool# AC9890 2.31%, 04/01/40(a)	2,682,477	2,860,939
Pool# AC9895 2.31%, 04/01/40(a)	1,505,581	1,602,317
Pool# AD8536 5.00%, 08/01/40	767,918	846,992
Pool# AB1735 3.50%, 11/01/40	25,434	26,557
Pool# AE9747 4.50%, 12/01/40	2,009,935	2,185,769
Pool# 932888 3.50%, 01/01/41	404,643	426,382
Pool# 932891 3.50%, 01/01/41	66,348	69,277
Pool# AB2067 3.50%, 01/01/41	707,161	741,646
Pool# AB2068 3.50%, 01/01/41	398,974	417,369
Pool# AL6521 5.00%, 04/01/41	3,145,444	3,514,838
Pool# AL0390 5.00%, 05/01/41	1,469,607	1,619,052
Pool# AL5863 4.50%, 06/01/41	7,066,903	7,707,619
Pool# AJ1249 3.30%, 09/01/41(a)	775,185	819,239
Pool# AI9851 4.50%, 09/01/41	109,550	119,152

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AL0761 5.00%, 09/01/41	$421,430	$466,496
Pool# AJ5431 4.50%, 10/01/41	197,358	213,990
Pool# AJ4861 4.00%, 12/01/41	387,019	413,664
Pool# AK0714 2.43%, 02/01/42(a)	220,322	231,009
Pool# AB5185 3.50%, 05/01/42	984,923	1,029,952
Pool# AO3575 4.50%, 05/01/42	66,176	71,765
Pool# AO4647 3.50%, 06/01/42	1,778,014	1,859,132
Pool# AO8036 4.50%, 07/01/42	1,781,046	1,936,955
Pool# AB6017 3.50%, 08/01/42	1,960,074	2,049,845
Pool# AP2092 4.50%, 08/01/42	47,054	51,014
Pool# AP6579 3.50%, 09/01/42	1,691,473	1,768,834
Pool# AB6524 3.50%, 10/01/42	2,948,254	3,082,961
Pool# AB7074 3.00%, 11/01/42	1,611,877	1,638,879
Pool# AB6786 3.50%, 11/01/42	1,361,094	1,423,256
Pool# AL2677 3.50%, 11/01/42	1,560,506	1,633,135
Pool# AQ2432 3.00%, 12/01/42	844,788	859,768
Pool# MA1273 3.50%, 12/01/42	900,008	941,231
Pool# AR4210 3.50%, 01/01/43	416,715	435,775
Pool# AT4982 1.89%, 04/01/43(a)	116,382	119,959
Pool# AB9188 3.00%, 04/01/43	359,431	365,395
Pool# AR8213 3.50%, 04/01/43	442,094	462,747
Pool# AB9236 3.00%, 05/01/43	419,889	427,081
Pool# AB9237 3.00%, 05/01/43	1,355,882	1,378,430
Pool# AB9238 3.00%, 05/01/43	1,856,950	1,887,873
Pool# AT4137 3.00%, 05/01/43	692,768	704,081
Pool# AB9362 3.50%, 05/01/43	2,248,469	2,360,298
Pool# AT4250 2.06%, 06/01/43(a)	216,303	220,739
Pool# AT4145 3.00%, 06/01/43	521,249	529,836
Pool# AT5897 3.00%, 06/01/43	450,888	458,313
Pool# AT9057 3.00%, 06/01/43	743,700	755,742
Pool# AB9814 3.00%, 07/01/43	1,802,618	1,832,278
Pool# AR7426 3.00%, 07/01/43	812,213	825,546
Pool# AS0021 3.00%, 07/01/43	8,257,511	8,393,166
Pool# AS0044 3.00%, 07/01/43	2,765,386	2,810,715
Pool# AT6871 3.00%, 07/01/43	268,732	273,113
Pool# AU1628 3.00%, 07/01/43	5,769,160	5,863,951
Pool# AS0203 3.00%, 08/01/43	1,230,927	1,251,145
Pool# AU4934 3.00%, 08/01/43	965,710	979,683
Pool# AS0516 3.00%, 09/01/43	3,650,470	3,710,166
Pool# AL4471 4.00%, 09/01/43	1,009,825	1,090,698
Pool# AL6951 3.50%, 10/01/43	1,467,439	1,534,408
Pool# AS3161 4.00%, 08/01/44	3,827,184	4,090,260
Pool# AS3655 4.50%, 10/01/44	3,430,868	3,729,685
Pool# AS3946 4.00%, 12/01/44	3,008,762	3,239,734
Pool# AS4375 4.00%, 02/01/45	1,247,511	1,349,821
Pool# AS4418 4.00%, 02/01/45	1,849,600	2,001,278
Pool# AX9524 4.00%, 02/01/45	2,601,323	2,816,677
Pool# AY1312 3.50%, 03/01/45	4,742,762	4,975,071
Pool# AY3376 3.50%, 04/01/45	10,502,623	10,966,164
Pool# AS4921 3.50%, 05/01/45	2,398,990	2,510,172
Pool# AS5012 4.00%, 05/01/45	3,431,597	3,713,028
Pool# AL6928 4.00%, 06/01/45	515,572	553,563
Pool# AS5386 4.00%, 07/01/45	4,525,923	4,838,477
Pool# AZ2323 4.00%, 07/01/45	1,548,961	1,657,265
Pool# AS5696 3.50%, 08/01/45	5,462,795	5,704,125
Pool# AS5666 4.00%, 08/01/45	2,780,119	2,972,115
Pool# AS5668 4.00%, 08/01/45	2,732,257	2,920,945
Pool# AZ5682 4.00%, 08/01/45	1,286,078	1,376,002
Pool# AS5823 3.50%, 09/01/45	2,091,288	2,183,676
Pool# AS5775 4.00%, 09/01/45	2,293,586	2,451,987
Pool# AS5776 4.00%, 09/01/45	4,014,584	4,291,832
Pool# AZ2947 4.00%, 09/01/45	1,563,477	1,671,449
Pool# FN AS5892 3.50%, 10/01/45	3,238,000	3,381,047

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# MA2414 3.50%, 10/01/45	$3,048,780	$3,183,471
Federal National Mortgage Association Pool TBA
2.50%, 10/25/30	17,971,000	18,320,872
3.00%, 10/25/30	13,651,663	14,215,859
3.50%, 10/25/30	4,148,000	4,381,325
4.00%, 10/25/30	2,478,000	2,593,382
4.50%, 10/25/30	1,325,000	1,372,928
5.00%, 10/25/30	75,000	77,900
2.50%, 10/25/45	400,000	391,938
3.00%, 10/25/45	9,534,000	9,662,113
3.50%, 10/25/45	7,982,000	8,326,473
4.00%, 10/25/45	5,546,000	5,915,807
4.50%, 10/25/45	8,082,000	8,761,014
5.00%, 10/25/45	3,126,000	3,444,278
5.50%, 10/25/45	175,000	195,470
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	479	488
Pool# 376510 7.00%, 05/15/24	2,154	2,385
Pool# 457801 7.00%, 08/15/28	5,477	6,147
Pool# 486936 6.50%, 02/15/29	2,608	3,101
Pool# 502969 6.00%, 03/15/29	7,551	8,593
Pool# 487053 7.00%, 03/15/29	3,008	3,347
Pool# 781014 6.00%, 04/15/29	6,267	7,237
Pool# 509099 7.00%, 06/15/29	3,972	4,119
Pool# 470643 7.00%, 07/15/29	15,638	16,777
Pool# 434505 7.50%, 08/15/29	170	192
Pool# 416538 7.00%, 10/15/29	314	315
Pool# 524269 8.00%, 11/15/29	8,252	8,399
Pool# 781124 7.00%, 12/15/29	16,191	19,547
Pool# 507396 7.50%, 09/15/30	85,875	98,703
Pool# 531352 7.50%, 09/15/30	4,822	5,223
Pool# 536334 7.50%, 10/15/30	218	225
Pool# 540659 7.00%, 01/15/31	994	1,017
Pool# 486019 7.50%, 01/15/31	2,192	2,536
Pool# 535388 7.50%, 01/15/31	684	699
Pool# 537406 7.50%, 02/15/31	496	506
Pool# 528589 6.50%, 03/15/31	40,345	46,261
Pool# 508473 7.50%, 04/15/31	7,104	7,840
Pool# 544470 8.00%, 04/15/31	3,498	3,555
Pool# 781287 7.00%, 05/15/31	7,872	9,402
Pool# 549742 7.00%, 07/15/31	5,229	5,873
Pool# 781319 7.00%, 07/15/31	2,468	2,962
Pool# 485879 7.00%, 08/15/31	12,539	14,590
Pool# 572554 6.50%, 09/15/31	69,741	79,967
Pool# 555125 7.00%, 09/15/31	882	901
Pool# 781328 7.00%, 09/15/31	7,854	9,573
Pool# 550991 6.50%, 10/15/31	1,593	1,826
Pool# 571267 7.00%, 10/15/31	1,346	1,562
Pool# 574837 7.50%, 11/15/31	2,709	2,800
Pool# 555171 6.50%, 12/15/31	1,540	1,766
Pool# 781380 7.50%, 12/15/31	2,386	2,986
Pool# 781481 7.50%, 01/15/32	11,900	14,802
Pool# 580972 6.50%, 02/15/32	462	530
Pool# 781401 7.50%, 02/15/32	6,410	7,799
Pool# 781916 6.50%, 03/15/32	129,431	153,669
Pool# 552474 7.00%, 03/15/32	8,824	10,439
Pool# 781478 7.50%, 03/15/32	4,486	5,599
Pool# 781429 8.00%, 03/15/32	7,603	9,679
Pool# 781431 7.00%, 04/15/32	28,756	35,472
Pool# 568715 7.00%, 05/15/32	48,429	51,379
Pool# 552616 7.00%, 06/15/32	48,217	55,804
Pool# 570022 7.00%, 07/15/32	35,399	43,228
Pool# 583645 8.00%, 07/15/32	6,689	7,260

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 595077 6.00%, 10/15/32	$14,108	$16,296
Pool# 596657 7.00%, 10/15/32	5,351	5,593
Pool# 552903 6.50%, 11/15/32	235,229	274,069
Pool# 552952 6.00%, 12/15/32	17,313	20,019
Pool# 588192 6.00%, 02/15/33	10,818	12,459
Pool# 602102 6.00%, 02/15/33	18,002	20,226
Pool# 553144 5.50%, 04/15/33	56,612	64,780
Pool# 604243 6.00%, 04/15/33	25,189	28,301
Pool# 611526 6.00%, 05/15/33	10,263	11,531
Pool# 553320 6.00%, 06/15/33	49,688	57,413
Pool# 573916 6.00%, 11/15/33	40,243	45,215
Pool# 604788 6.50%, 11/15/33	144,199	167,681
Pool# 604875 6.00%, 12/15/33	56,581	65,152
Pool# 781688 6.00%, 12/15/33	72,859	84,162
Pool# 781690 6.00%, 12/15/33	29,340	33,903
Pool# 781699 7.00%, 12/15/33	12,465	14,947
Pool# 621856 6.00%, 01/15/34	39,451	44,325
Pool# 564799 6.00%, 03/15/34	144,016	166,458
Pool# 630038 6.50%, 08/15/34	100,420	115,144
Pool# 781804 6.00%, 09/15/34	82,012	94,741
Pool# 781847 6.00%, 12/15/34	71,972	82,757
Pool# 486921 5.50%, 02/15/35	25,626	29,160
Pool# 781902 6.00%, 02/15/35	65,875	74,530
Pool# 781933 6.00%, 06/15/35	10,569	12,213
Pool# 649510 5.50%, 10/15/35	468,318	536,034
Pool# 649513 5.50%, 10/15/35	805,747	912,711
Pool# 652207 5.50%, 03/15/36	179,169	200,469
Pool# 652539 5.00%, 05/15/36	40,124	44,891
Pool# 655519 5.00%, 05/15/36	56,742	62,415
Pool# 606308 5.50%, 05/15/36	61,151	68,993
Pool# 606314 5.50%, 05/15/36	22,733	25,458
Pool# 657912 6.50%, 08/15/36	7,937	9,101
Pool# 697957 4.50%, 03/15/39	3,052,986	3,321,116
Pool# 704630 5.50%, 07/15/39	116,237	130,395
Pool# 710724 4.50%, 08/15/39	1,213,047	1,318,254
Pool# 722292 5.00%, 09/15/39	2,322,528	2,553,516
Pool# 782803 6.00%, 11/15/39	1,104,921	1,250,023
Pool# 736666 4.50%, 04/15/40	3,105,963	3,375,366
Pool# 733312 4.00%, 09/15/40	148,279	160,368
Pool# 742235 4.00%, 12/15/40	451,000	482,051
Pool# 690662 4.00%, 01/15/41	113,003	121,499
Pool# 719486 4.00%, 01/15/41	70,355	76,069
Pool# 742244 4.00%, 01/15/41	358,451	387,579
Pool# 753826 4.00%, 01/15/41	115,407	124,844
Pool# 755958 4.00%, 01/15/41	381,415	412,286
Pool# 755959 4.00%, 01/15/41	281,697	303,342
Pool# 759075 4.00%, 01/15/41	321,069	348,207
Pool# 757555 4.00%, 02/15/41	52,605	57,039
Pool# 757557 4.00%, 02/15/41	73,558	78,453
Pool# 759207 4.00%, 02/15/41	582,318	631,739
Pool# 738107 4.00%, 03/15/41	1,051,537	1,133,060
Pool# 778869 4.00%, 02/15/42	590,196	636,393
Pool# AD2254 3.50%, 03/15/43	242,553	254,541
Pool# AD8789 3.50%, 03/15/43	1,236,639	1,301,919
Pool# AA6403 3.00%, 05/15/43	1,942,071	1,991,668
Pool# AD2411 3.50%, 05/15/43	987,417	1,036,283
Government National Mortgage Association I Pool TBA
3.00%, 10/15/45	2,850,000	2,908,492
3.50%, 10/15/45	2,100,000	2,197,486
4.00%, 10/15/45	1,000,000	1,065,909
4.50%, 10/15/45	575,000	623,066
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	1,103,387	1,244,326
Pool# G24245 6.00%, 09/20/38	482,354	540,517

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association II Pool (continued)
Pool# G24559 5.00%, 10/20/39	$1,309,981	$1,455,778
Pool# G24715 5.00%, 06/20/40	306,356	340,638
Pool# G24747 5.00%, 07/20/40	3,783,199	4,206,553
Pool# G24771 4.50%, 08/20/40	3,311,342	3,600,126
Pool# G24802 5.00%, 09/20/40	2,206,933	2,453,897
Pool# G24834 4.50%, 10/20/40	728,916	792,486
Pool# 737727 4.00%, 12/20/40	3,054,636	3,311,693
Pool# 737730 4.00%, 12/20/40	869,341	942,399
Pool# G24923 4.50%, 01/20/41	1,117,596	1,217,476
Pool# G24978 4.50%, 03/20/41	173,653	188,798
Pool# G25017 4.50%, 04/20/41	2,016,492	2,192,364
Pool# G25056 5.00%, 05/20/41	594,544	661,080
Pool# G25082 4.50%, 06/20/41	720,093	782,898
Pool# G25175 4.50%, 09/20/41	748,482	813,765
Pool# G2675523 3.50%, 03/20/42	656,776	690,303
Pool# G25332 4.00%, 03/20/42	754,562	809,190
Pool# G2MA0392 3.50%, 09/20/42	3,308,674	3,477,587
Pool# G2MA0534 3.50%, 11/20/42	4,804,354	5,049,627
Pool# G2MA0852 3.50%, 03/20/43	2,541,629	2,670,997
Pool# G2MA0934 3.50%, 04/20/43	2,382,281	2,503,356
Pool# G2AF1001 3.50%, 06/20/43	1,369,518	1,443,494
Pool# G2 MA1376 4.00%, 10/20/43	1,486,833	1,588,912
Pool# G2 MA2372 4.00%, 11/20/44	11,393,856	12,139,846
Pool# G2 MA2522 4.00%, 01/20/45	12,876,716	13,719,794
Pool# G2 MA2824 2.50%, 05/20/45	1,313,527	1,297,470
Pool# G2 MA2891 3.00%, 06/20/45	7,175,036	7,332,553
Pool# G2 MA3034 3.50%, 08/20/45	1,315,366	1,380,540
Pool# G2 AO1103 3.50%, 09/20/45	2,508,445	2,637,818
Pool# G2 MA3105 3.50%, 09/20/45	3,401,605	3,570,150
Government National Mortgage Association II Pool TBA
3.00%, 10/15/45	23,533,000	24,014,233
3.50%, 10/15/45	32,863,000	34,432,971
4.00%, 10/15/45	3,094,000	3,296,380
4.50%, 10/15/45	5,203,000	5,589,161
Total U.S. Government Mortgage Backed Agencies (cost $638,330,120)		647,601,545

U.S. Government Sponsored & Agency Obligations 2.5%

	Principal Amount	Market Value
Federal Farm Credit Bank 4.88%, 01/17/17	$695,000	734,100
Federal Home Loan Banks 4.88%, 05/17/17	1,125,000	1,202,043
5.25%, 06/05/17(b)	3,000,000	3,229,782
5.50%, 07/15/36	1,500,000	1,983,447
Federal Home Loan Mortgage Corp. 0.88%, 03/07/18	4,000,000	4,003,392
3.75%, 03/27/19(b)	1,870,000	2,035,538
1.38%, 05/01/20(b)	5,500,000	5,494,979
2.38%, 01/13/22(b)	6,000,000	6,179,454
6.75%, 09/15/29(b)	557,000	813,560
6.25%, 07/15/32	2,245,000	3,171,680
Federal National Mortgage Association 5.38%, 06/12/17	1,995,000	2,153,349
0.88%, 12/20/17	6,000,000	6,015,198
0.88%, 02/08/18	2,000,000	2,003,056
0.88%, 05/21/18	7,310,000	7,305,607
1.75%, 06/20/19	500,000	509,808
1.75%, 09/12/19(b)	2,000,000	2,035,490
2.63%, 09/06/24	1,000,000	1,024,054
6.25%, 05/15/29	500,000	693,567
Financing Corp. (FICO) 9.80%, 11/30/17	18,000	21,421
Tennessee Valley Authority 6.25%, 12/15/17	50,000	55,812
4.50%, 04/01/18	4,635,000	5,038,245
4.88%, 01/15/48	500,000	583,567

Total U.S. Government Sponsored & Agency Obligations (cost $54,079,710)		56,287,149

U.S. Treasury Bonds 5.7%

	Principal Amount	Market Value
U.S. Treasury Bonds 8.75%, 05/15/17	124,000	140,388
8.13%, 08/15/19(b)	1,900,000	2,401,843
8.50%, 02/15/20(b)	2,138,000	2,795,268
8.00%, 11/15/21(b)	2,210,000	3,032,564
6.25%, 08/15/23(b)	6,000,000	7,934,844
7.50%, 11/15/24(b)	1,500,000	2,193,867
6.88%, 08/15/25	449,000	644,853
6.13%, 11/15/27	500,000	709,544
5.25%, 02/15/29(b)	1,200,000	1,610,969
4.50%, 02/15/36	1,000,000	1,311,224
5.00%, 05/15/37(b)	305,000	427,651
4.25%, 05/15/39	1,500,000	1,890,468
4.50%, 08/15/39	1,080,000	1,408,865
4.38%, 11/15/39	300,000	384,953
4.63%, 02/15/40	5,000,000	6,644,400
4.38%, 05/15/40(b)	1,600,000	2,053,458
3.88%, 08/15/40(b)	1,000,000	1,191,042
4.25%, 11/15/40	2,400,000	3,025,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Treasury Bonds (continued)

	Principal Amount	Market Value
U.S. Treasury Bonds (continued)
4.75%, 02/15/41(b)	$7,400,000	$10,035,865
4.38%, 05/15/41	1,500,000	1,933,593
3.75%, 08/15/41(b)	8,000,000	9,390,000
3.13%, 11/15/41	7,100,000	7,486,801
3.13%, 02/15/42	2,000,000	2,104,844
2.75%, 08/15/42	5,500,000	5,362,643
2.75%, 11/15/42	1,500,000	1,460,391
3.13%, 02/15/43	4,750,000	4,974,390
2.88%, 05/15/43	2,000,000	1,993,594
3.63%, 08/15/43	2,000,000	2,301,876
3.75%, 11/15/43	5,000,000	5,886,850
3.63%, 02/15/44	2,500,000	2,874,935
3.38%, 05/15/44	500,000	548,763
3.13%, 08/15/44	5,700,000	5,965,705
3.00%, 11/15/44	7,500,000	7,658,790
2.50%, 02/15/45(b)	15,800,000	14,545,464
3.00%, 05/15/45(b)	2,500,000	2,558,398
2.88%, 08/15/45	4,500,000	4,497,773

Total U.S. Treasury Bonds (cost $121,658,756)		131,382,626

U.S. Treasury Notes 30.0%

	Principal Amount	Market Value
U.S. Treasury Notes 0.88%, 11/30/16	7,000,000	7,035,455
0.88%, 12/31/16(b)	7,500,000	7,537,597
3.25%, 12/31/16(b)	12,650,000	13,086,488
0.88%, 01/31/17(b)	4,000,000	4,020,728
4.63%, 02/15/17(b)	6,365,000	6,724,107
0.88%, 02/28/17(b)	5,000,000	5,025,910
3.00%, 02/28/17	2,475,000	2,562,464
0.50%, 03/31/17(b)	20,000,000	19,996,620
1.00%, 03/31/17(b)	5,000,000	5,036,460
0.88%, 04/30/17	2,000,000	2,010,000
3.13%, 04/30/17(b)	17,000,000	17,696,167
4.50%, 05/15/17(b)	21,275,000	22,628,792
0.75%, 06/30/17	6,740,000	6,758,515
2.50%, 06/30/17(b)	3,790,000	3,915,692
0.88%, 07/15/17(b)	10,000,000	10,047,010
0.50%, 07/31/17(b)	8,000,000	7,985,208
0.88%, 08/15/17	12,000,000	12,055,620
1.88%, 08/31/17(b)	5,000,000	5,116,795
1.00%, 09/15/17(b)	2,000,000	2,014,088
0.75%, 10/31/17	12,000,000	12,018,120
4.25%, 11/15/17	3,710,000	3,987,285
0.63%, 11/30/17(b)	5,000,000	4,990,885
2.25%, 11/30/17(b)	4,400,000	4,544,492
1.00%, 12/15/17	18,129,000	18,241,364
0.88%, 01/31/18(b)	7,000,000	7,018,592
0.75%, 02/28/18(b)	2,500,000	2,498,210
2.75%, 02/28/18	7,000,000	7,328,853
0.75%, 03/31/18(b)	8,600,000	8,587,685
2.88%, 03/31/18	30,000,000	31,538,670
0.75%, 04/15/18(b)	12,000,000	11,980,308
2.38%, 05/31/18(b)	8,000,000	8,323,336
0.88%, 07/15/18(b)	8,000,000	7,999,584
1.00%, 09/15/18	10,000,000	10,022,920
1.38%, 09/30/18	13,000,000	13,168,259
1.25%, 10/31/18	2,000,000	2,017,084
1.25%, 11/30/18	5,000,000	5,040,105
1.50%, 12/31/18	3,725,000	3,782,525
1.38%, 02/28/19	1,000,000	1,010,273
1.63%, 03/31/19	7,000,000	7,128,331
3.13%, 05/15/19(b)	5,000,000	5,354,950
1.13%, 05/31/19(b)	2,000,000	2,000,234
1.50%, 05/31/19(b)	500,000	506,692
1.00%, 06/30/19(b)	4,500,000	4,477,851
3.63%, 08/15/19(b)	11,000,000	12,013,771
1.00%, 08/31/19	9,000,000	8,935,902
1.63%, 08/31/19(b)	4,000,000	4,068,644
1.75%, 09/30/19(b)	8,000,000	8,169,584
1.50%, 10/31/19	4,500,000	4,549,630
3.38%, 11/15/19(b)	5,360,000	5,821,882
1.50%, 11/30/19	6,000,000	6,063,750
1.13%, 12/31/19(b)	3,000,000	2,982,735
1.63%, 12/31/19	2,000,000	2,030,000
3.63%, 02/15/20	7,480,000	8,217,386
1.25%, 02/29/20(b)	9,700,000	9,680,551
1.38%, 02/29/20(b)	6,000,000	6,027,342
1.13%, 03/31/20(b)	5,000,000	4,960,285
1.38%, 03/31/20(b)	25,000,000	25,075,525
1.38%, 04/30/20	4,800,000	4,812,749
3.50%, 05/15/20(b)	19,400,000	21,267,502
1.88%, 06/30/20	1,000,000	1,023,620
1.63%, 07/31/20(b)	5,000,000	5,061,070
2.00%, 07/31/20	7,000,000	7,205,989
2.63%, 08/15/20	4,710,000	4,984,565
1.38%, 08/31/20	5,000,000	5,005,860
1.38%, 09/30/20	12,000,000	11,997,192
1.75%, 10/31/20	6,000,000	6,093,750
2.00%, 11/30/20(b)	3,000,000	3,081,327
2.38%, 12/31/20(b)	1,000,000	1,045,443
2.00%, 02/28/21	3,000,000	3,075,546
3.13%, 05/15/21	1,000,000	1,084,349
2.13%, 06/30/21	5,000,000	5,151,170
2.25%, 07/31/21(b)	3,000,000	3,111,093
2.13%, 08/15/21	1,500,000	1,543,945
2.13%, 09/30/21	9,000,000	9,260,154
2.00%, 11/15/21(b)	6,000,000	6,122,814
1.88%, 11/30/21(b)	4,000,000	4,051,772
1.50%, 01/31/22	5,000,000	4,944,010
2.00%, 02/15/22(b)	3,000,000	3,060,273
1.75%, 03/31/22	26,500,000	26,565,561
1.75%, 04/30/22	7,000,000	7,013,125
1.75%, 05/15/22(b)	4,000,000	4,006,040
2.13%, 06/30/22	6,500,000	6,669,273
2.00%, 07/31/22(b)	3,500,000	3,560,064
1.75%, 09/30/22	3,800,000	3,798,020
1.63%, 11/15/22	1,300,000	1,287,406
1.75%, 05/15/23(b)	7,000,000	6,940,388
2.75%, 11/15/23(b)	5,000,000	5,323,305
2.75%, 02/15/24	2,500,000	2,657,030
2.50%, 05/15/24(b)	7,000,000	7,291,487
2.38%, 08/15/24(b)	9,353,000	9,633,104
2.25%, 11/15/24(b)	7,550,000	7,691,170
2.00%, 02/15/25(b)	4,200,000	4,183,595
2.13%, 05/15/25	11,300,000	11,367,981
2.00%, 08/15/25(b)	8,500,000	8,455,069

Total U.S. Treasury Notes (cost $672,175,176)		682,844,122

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Yankee Dollars 0.4%

	Principal Amount	Market Value
Banks 0.1%
Bank of Montreal, 1.40%, 04/10/18	$1,325,000	$1,316,492
Westpac Banking Corp., 4.63%, 06/01/18	147,000	156,676

		1,473,168

Chemicals 0.0%†
Agrium, Inc. 3.15%, 10/01/22	50,000	49,066
6.13%, 01/15/41	150,000	169,595
5.25%, 01/15/45	350,000	361,501
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	139,740

		719,902

Electric Utilities 0.0%†
Hydro Quebec, 8.40%, 01/15/22	220,000	291,138

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	500,000	522,898
TransCanada PipeLines Ltd., 5.85%, 03/15/36	750,000	810,691

		1,333,589

Insurance 0.0%†
XLIT Ltd., 4.45%, 03/31/25	750,000	750,541

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	94,923
Teck Resources Ltd., 3.85%, 08/15/17	100,000	88,000
Xstrata Canada Corp., 6.20%, 06/15/35	77,000	60,713

		243,636

Oil, Gas & Consumable Fuels 0.1%
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	365,000	381,111
Encana Corp., 6.50%, 08/15/34	350,000	330,591
Nexen, Inc. 5.88%, 03/10/35	133,000	146,862
6.40%, 05/15/37	350,000	411,649
Petro-Canada, 5.95%, 05/15/35(b)	271,000	301,429
Statoil ASA, 6.80%, 01/15/28	350,000	451,861
Suncor Energy, Inc. 3.60%, 12/01/24(b)	235,000	232,987
6.50%, 06/15/38	500,000	599,052
Talisman Energy, Inc., 7.25%, 10/15/27	133,000	141,698

		2,997,240

Road & Rail 0.1%
Canadian National Railway Co. 6.90%, 07/15/28	242,000	325,061
6.20%, 06/01/36	236,000	302,616
Canadian Pacific Railway Co., 2.90%, 02/01/25	500,000	472,120

		1,099,797

Supranational 0.0%†
Inter-American Development Bank, 6.80%, 10/15/25	413,000	573,971

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	108,113

Total Yankee Dollars (cost $9,066,790)		9,591,095

Mutual Fund 3.6%

	Shares
Money Market Fund 3.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.17% (f)	82,910,605	82,910,605

Total Mutual Fund (cost $82,910,605)		82,910,605

Repurchase Agreements 2.1%

	Principal Amount
Barclays Capital, Inc., 0.06%, dated 09/29/15, due 10/06/15, repurchase price $10,000,117, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 5.25%, maturing 11/15/15 - 05/15/44; total market value $10,200,002. (g)	$10,000,000	10,000,000
Barclays Capital, Inc., 0.07%, dated 09/24/15, due 10/01/15, repurchase price $5,000,068, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.00%, maturing 10/15/15 - 02/15/45; total market value $5,100,002. (g)	5,000,000	5,000,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $20,000,067, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $20,400,001. (g)	20,000,000	20,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $12,403,784, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $12,651,819. (g)	$12,403,743	$12,403,743

Total Repurchase Agreements (cost $47,403,743)		47,403,743

Total Investments (cost $2,345,097,579) (h) — 104.7%		2,386,522,194
Liabilities in excess of other assets — (4.7)%		(108,178,586)

NET ASSETS — 100.0%		$2,278,343,608

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2015. The maturity date represents the actual maturity date.
(b)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $496,426,378, which was collateralized by repurchase agreements with a value of $47,403,743 and $460,362,478 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 31.01%, and maturity dates ranging from 10/01/15 - 09/20/65, a total value of $507,766,221.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2015 was $11,722,392 which represents 0.51% of net assets.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2015.
(e)	Investment in affiliate.
(f)	Represents 7-day effective yield as of September 30, 2015.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $47,403,743.
(h)	At September 30, 2015, the tax basis cost of the Fund’s investments was $2,345,494,716, tax unrealized appreciation and depreciation were $59,124,807 and $(18,097,329), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ACES	Alternative Credit Enhancement Services
AG	Stock Corporation
AGM	Assured Guaranty Municipal Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
COP	Certificates of Participation
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SpA	Limited Share Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$9,053,381	$—	$9,053,381
Commercial Mortgage Backed Securities	—	47,443,700	—	47,443,700
Corporate Bonds	—	564,680,258	—	564,680,258
Municipal Bonds	—	20,260,916	—	20,260,916
Mutual Fund	82,910,605	—	—	82,910,605
Repurchase Agreements	—	47,403,743	—	47,403,743
Sovereign Bonds	—	87,063,054	—	87,063,054
U.S. Government Mortgage Backed Agencies	—	647,601,545	—	647,601,545
U.S. Government Sponsored & Agency Obligations	—	56,287,149	—	56,287,149
U.S. Treasury Bonds	—	131,382,626	—	131,382,626
U.S. Treasury Notes	—	682,844,122	—	682,844,122
Yankee Dollars	—	9,591,095	—	9,591,095

Total	$82,910,605	$2,303,611,589	$—	$2,386,522,194

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2015 (Unaudited)

NVIT CardinalSM Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 89.8%
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,154,311	$11,312,245
NVIT Multi-Manager International Value Fund, Class Y(a)	1,493,407	13,724,412
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	1,220,359	14,558,883
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	1,786,185	17,218,823
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	473,454	5,080,160
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	610,920	6,078,654
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	138,005	2,495,126
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	399,026	5,159,407
NVIT Multi-Manager Small Company Fund, Class Y(a)	84,654	1,720,173

Total Equity Funds (cost $86,728,896)		77,347,883

Fixed Income Funds 10.2%
NVIT Core Bond Fund, Class Y(a)	405,624	4,409,137
NVIT Core Plus Bond Fund, Class Y(a)	386,783	4,413,194

Total Fixed Income Funds (cost $8,907,640)		8,822,331

Total Mutual Funds (cost $95,636,536)		86,170,214

Total Investments (cost $95,636,536) (b) — 100.0%		86,170,214
Liabilities in excess of other assets — 0.0%†		(40,928)

NET ASSETS — 100.0%		$86,129,286

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2015, the tax basis cost of the Fund’s investments was $95,712,683, tax unrealized appreciation and depreciation were $0 and $(9,542,469), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT CardinalSM Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

NVIT CardinalSM Balanced Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 47.8%
NVIT Multi-Manager International Growth Fund, Class Y(a)	15,445,677	$151,367,638
NVIT Multi-Manager International Value Fund, Class Y(a)	18,597,289	170,909,087
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	20,416,450	243,568,245
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	29,638,457	285,714,724
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	6,090,709	65,353,307
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	11,184,872	111,289,473
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	3,392,085	43,859,661
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,101,018	22,372,695

Total Equity Funds (cost $1,057,177,698)		1,094,434,830

Fixed Income Funds 52.2%
Nationwide Bond Fund, Institutional Class(a)	7,601,783	73,357,209
NVIT Core Bond Fund, Class Y(a)	30,837,054	335,198,776
NVIT Core Plus Bond Fund, Class Y(a)	35,394,498	403,851,223
NVIT Short Term Bond Fund, Class Y(a)	36,489,965	380,955,233

Total Fixed Income Funds (cost $1,199,706,345)		1,193,362,441

Total Mutual Funds (cost $2,256,884,043)		2,287,797,271

Total Investments (cost $2,256,884,043) (b) — 100.0%		2,287,797,271
Liabilities in excess of other assets — 0.0%†		(531,138)

NET ASSETS — 100.0%		$2,287,266,133

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2015, the tax basis cost of the Fund’s investments was $2,257,642,045, tax unrealized appreciation and depreciation were $55,952,865 and $(25,797,639), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT CardinalSM Balanced Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 68.7%
NVIT Multi-Manager International Growth Fund, Class Y(a)	27,128,898	$265,863,196
NVIT Multi-Manager International Value Fund, Class Y(a)	30,634,896	281,534,695
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	33,876,083	404,141,675
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	49,820,368	480,268,350
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	9,835,128	105,530,923
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	19,340,357	192,436,555
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,489,353	26,927,496
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	6,267,588	81,039,908
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,376,079	27,961,927

Total Equity Funds (cost $1,808,118,043)		1,865,704,725

Fixed Income Funds 31.3%
Nationwide Bond Fund, Institutional Class(a)	6,216,285	59,987,154
NVIT Core Bond Fund, Class Y(a)	25,919,469	281,744,632
NVIT Core Plus Bond Fund, Class Y(a)	29,454,558	336,076,510
NVIT Short Term Bond Fund, Class Y(a)	16,578,628	173,080,876

Total Fixed Income Funds (cost $855,739,880)		850,889,172

Total Mutual Funds (cost $2,663,857,923)		2,716,593,897

Total Investments (cost $2,663,857,923) (b) — 100.0%		2,716,593,897
Liabilities in excess of other assets — 0.0%†		(705,850)

NET ASSETS — 100.0%		$2,715,888,047

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2015, the tax basis cost of the Fund’s investments was $2,665,419,817, tax unrealized appreciation and depreciation were $89,615,855 and $(38,441,775), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

NVIT CardinalSM Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 19.7%
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,501,982	$14,719,421
NVIT Multi-Manager International Value Fund, Class Y(a)	2,422,411	22,261,957
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	3,130,514	37,347,030
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	5,439,015	52,432,102
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	668,862	7,176,884
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	1,479,861	14,724,620

Total Equity Funds (cost $159,254,043)		148,662,014

Fixed Income Funds 80.3%
Nationwide Bond Fund, Institutional Class(a)	3,944,815	38,067,467
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	4,036,096	37,777,862
NVIT Core Bond Fund, Class Y(a)	11,880,322	129,139,098
NVIT Core Plus Bond Fund, Class Y(a)	14,615,532	166,763,219
NVIT Short Term Bond Fund, Class Y(a)	22,398,848	233,843,978

Total Fixed Income Funds (cost $614,616,138)		605,591,624

Total Mutual Funds (cost $773,870,181)		754,253,638

Total Investments (cost $773,870,181) (b) — 100.0%		754,253,638
Liabilities in excess of other assets — 0.0%†		(166,116)

NET ASSETS — 100.0%		$754,087,522

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2015, the tax basis cost of the Fund’s investments was $774,061,003, tax unrealized appreciation and depreciation were $0 and $(19,807,365), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT CardinalSM Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

NVIT CardinalSM Managed Growth and Income Fund

Mutual Funds 95.8%

	Shares	Market Value
Equity Funds 45.8%
NVIT Multi-Manager International Growth Fund, Class Y(a)	2,843,953	$27,870,739
NVIT Multi-Manager International Value Fund, Class Y(a)	3,383,695	31,096,153
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	3,918,463	46,747,261
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	5,504,229	53,060,770
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,160,773	12,455,091
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,101,794	20,912,847
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	636,686	8,232,346
NVIT Multi-Manager Small Company Fund, Class Y(a)	206,480	4,195,667

Total Equity Funds (cost $243,202,973)		204,570,874

Fixed Income Funds 50.0%
Nationwide Bond Fund, Institutional Class(a)	1,342,945	12,959,422
NVIT Core Bond Fund, Class Y(a)	5,695,500	61,910,079
NVIT Core Plus Bond Fund, Class Y(a)	6,406,197	73,094,705
NVIT Short Term Bond Fund, Class Y(a)	7,226,189	75,441,409

Total Fixed Income Funds (cost $225,799,664)		223,405,615

Total Mutual Funds (cost $469,002,637)		427,976,489

Total Investments (cost $469,002,637) (b) — 95.8%		427,976,489
Other assets in excess of liabilities — 4.2%		18,585,675

NET ASSETS — 100.0%		$446,562,164

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2015, the tax basis cost of the Fund’s investments was $469,251,605, tax unrealized appreciation and depreciation were $0 and $(41,275,116), respectively.

At September 30, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(332)	Mini MSCI EAFE	12/18/15	$27,381,700	$694,544
(74)	Russell 2000 Mini Future	12/18/15	8,109,660	285,576
(510)	S&P 500 E-Mini	12/18/15	48,671,850	557,617
(126)	S&P MID 400 E-Mini	12/18/15	17,172,540	339,182

			$101,335,750	$1,876,919

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT CardinalSM Managed Growth and Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$1,876,919

Total		$1,876,919

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

NVIT CardinalSM Managed Growth Fund

Mutual Funds 95.3%

	Shares	Market Value
Equity Funds 55.2%
NVIT Multi-Manager International Growth Fund, Class Y(a)	6,543,866	$64,129,885
NVIT Multi-Manager International Value Fund, Class Y(a)	7,678,827	70,568,418
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	10,020,014	119,538,770
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	13,621,865	131,314,782
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	2,350,827	25,224,375
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	5,074,006	50,486,362
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	459,457	8,306,980
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,280,553	16,557,544
NVIT Multi-Manager Small Company Fund, Class Y(a)	415,445	8,441,847

Total Equity Funds (cost $584,272,472)		494,568,963

Fixed Income Funds 40.1%
Nationwide Bond Fund, Institutional Class(a)	2,703,987	26,093,475
NVIT Core Bond Fund, Class Y(a)	9,812,673	106,663,752
NVIT Core Plus Bond Fund, Class Y(a)	11,383,444	129,885,093
NVIT Short Term Bond Fund, Class Y(a)	9,235,161	96,415,076

Total Fixed Income Funds (cost $362,830,925)		359,057,396

Total Mutual Funds (cost $947,103,397)		853,626,359

Total Investments (cost $947,103,397) (b) — 95.3%		853,626,359
Other assets in excess of liabilities — 4.7%		42,521,693

NET ASSETS — 100.0%		$896,148,052

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2015, the tax basis cost of the Fund’s investments was $947,539,655, tax unrealized appreciation and depreciation were $0 and $(93,913,296), respectively.

At September 30, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(1,159)	Mini MSCI EAFE	12/18/15	$95,588,525	$2,771,039
(290)	Russell 2000 Mini Future	12/18/15	31,781,100	1,204,489
(1,742)	S&P 500 E-Mini	12/18/15	166,247,770	2,150,710
(440)	S&P MID 400 E-Mini	12/18/15	59,967,600	1,293,110

			$353,584,995	$7,419,348

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT CardinalSM Managed Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$7,419,348

Total		$7,419,348

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

NVIT CardinalSM Moderate Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 58.2%
NVIT Multi-Manager International Growth Fund, Class Y(a)	21,662,372	$212,291,242
NVIT Multi-Manager International Value Fund, Class Y(a)	25,199,702	231,585,264
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	31,791,822	379,276,441
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	44,464,853	428,641,188
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	7,466,540	80,115,975
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	16,741,675	166,579,669
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,502,228	27,160,280
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	4,199,238	54,296,143
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,366,334	27,763,903

Total Equity Funds (cost $1,558,072,967)		1,607,710,105

Fixed Income Funds 41.8%
Nationwide Bond Fund, Institutional Class(a)	9,349,374	90,221,457
NVIT Core Bond Fund, Class Y(a)	31,793,262	345,592,759
NVIT Core Plus Bond Fund, Class Y(a)	37,543,842	428,375,241
NVIT Short Term Bond Fund, Class Y(a)	27,811,093	290,347,812

Total Fixed Income Funds (cost $1,162,909,102)		1,154,537,269

Total Mutual Funds (cost $2,720,982,069)		2,762,247,374

Total Investments (cost $2,720,982,069) (b) — 100.0%		2,762,247,374
Liabilities in excess of other assets — 0.0%†		(651,235)

NET ASSETS — 100.0%		$2,761,596,139

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2015, the tax basis cost of the Fund’s investments was $2,721,679,055, tax unrealized appreciation and depreciation were $73,169,389 and $(32,601,070), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT CardinalSM Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 79.3%
NVIT Multi-Manager International Growth Fund, Class Y(a)	5,123,120	$50,206,579
NVIT Multi-Manager International Value Fund, Class Y(a)	6,212,380	57,091,769
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	5,612,821	66,960,950
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	8,193,303	78,983,445
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,895,010	20,333,454
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,988,688	29,737,446
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	450,304	8,141,493
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	987,946	12,774,145
NVIT Multi-Manager Small Company Fund, Class Y(a)	418,322	8,500,310

Total Equity Funds (cost $326,269,875)		332,729,591

Fixed Income Funds 20.7%
Nationwide Bond Fund, Institutional Class(a)	960,653	9,270,297
NVIT Core Bond Fund, Class Y(a)	3,195,434	34,734,363
NVIT Core Plus Bond Fund, Class Y(a)	3,771,738	43,035,529

Total Fixed Income Funds (cost $88,153,055)		87,040,189

Total Mutual Funds (cost $414,422,930)		419,769,780

Total Investments (cost $414,422,930) (b) — 100.0%		419,769,780
Liabilities in excess of other assets — 0.0%†		(123,636)

NET ASSETS — 100.0%		$419,646,144

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2015, the tax basis cost of the Fund’s investments was $415,039,467, tax unrealized appreciation and depreciation were $13,395,946 and $(8,665,633), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 38.1%
NVIT Multi-Manager International Growth Fund, Class Y(a)	3,277,155	$32,116,114
NVIT Multi-Manager International Value Fund, Class Y(a)	5,143,773	47,271,272
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	6,147,948	73,345,025
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	11,124,675	107,241,862
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,478,424	15,863,493
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	3,346,882	33,301,476
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	632,932	8,183,807
NVIT Multi-Manager Small Company Fund, Class Y(a)	406,797	8,266,118

Total Equity Funds (cost $317,546,813)		325,589,167

Fixed Income Funds 61.9%
Nationwide Bond Fund, Institutional Class(a)	2,787,945	26,903,670
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	1,849,886	17,314,929
NVIT Core Bond Fund, Class Y(a)	12,232,586	132,968,210
NVIT Core Plus Bond Fund, Class Y(a)	13,913,088	158,748,330
NVIT Short Term Bond Fund, Class Y(a)	18,454,240	192,662,264

Total Fixed Income Funds (cost $533,782,221)		528,597,403

Total Mutual Funds (cost $851,329,034)		854,186,570

Total Investments (cost $851,329,034) (b) — 100.0%		854,186,570
Liabilities in excess of other assets — 0.0%†		(219,252)

NET ASSETS — 100.0%		$853,967,318

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2015, the tax basis cost of the Fund’s investments was $851,359,772, tax unrealized appreciation and depreciation were $13,273,237 and $(10,446,439), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 5.6%

	Principal Amount	Market Value
Automobiles 0.6%
First Investors Auto Owner Trust, Series 2015-1A, Class A3, 1.71%, 11/16/20(a)	$10,000,000	$9,956,110

Other 5.0%
Apidos CLO XIX, Series 2014-19A, Class B, 2.74%, 10/17/26(a)(b)	5,000,000	5,016,000
Babson CLO Ltd., Series 2014-3A, Class B1, 2.59%, 01/15/26(a)(b)	15,000,000	15,019,500
Dryden 34 Senior Loan Fund, Series 2014-34A, Class A, 1.72%, 10/15/26(a)(b)	6,000,000	5,969,154
HERO Funding Trust, Series 2015-2A, Class A, 3.99%, 09/20/40(a)	9,849,909	9,825,284
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T3, Class A3, 1.79%, 05/15/46(a)	6,000,000	5,940,000
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 1.03%, 08/25/34(b)	7,452,925	7,299,387
Thacher Park CLO, Series 2014-1A, Class B, 2.49%, 10/20/26(a)(b)	28,000,000	28,000,000

		77,069,325

Total Asset-Backed Securities (cost $86,883,236)		87,025,435

Bank Loans 2.0%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
B/E Aerospace, Inc., 1st Lien Tranche B Term Loan, 4.00%, 11/21/21	4,690,909	4,689,455

Chemicals 0.1%
Huntsman International LLC, 1st Lien Tranche B Term Loan, 3.75%, 10/15/20	992,500	957,763

Consumer Finance 0.1%
TransFirst Inc., 1st Lien Tranche B Term Loan, 5.50%, 10/07/21	997,487	991,253

Electrical Equipment 0.1%
Sensata Technologies BV, 1st Lien Tranche B Term Loan, 3.00%, 10/14/21	1,985,025	1,980,062

Electronic Equipment, Instruments & Components 0.1%
CPI International, Inc., 1st Lien Tranche B Term Loan, 4.25%, 11/17/17	1,286,935	1,270,848

Health Care Providers & Services 0.1%
Community Health Systems Inc., 1st Lien Tranche G Term Loan, 3.75%, 12/31/19	698,933	697,402
Community Health Systems Inc., 1st Lien Tranche H Term Loan, 4.00%, 01/27/21	1,286,017	1,285,696

		1,983,098

Health Care Technology 0.1%
Advanced Computer, 1st Lien Tranche B Term Loan, 6.50%, 01/31/22	1,987,506	1,980,888

Hotels Restaurants & Leisure 0.1%
Scientific Games Corp., 1st Lien Tranche B-2 Term Loan, 6.00%, 10/01/21	1,989,975	1,962,294

Information Technology Services 0.3%
First Data Corp., 1st Lien Tranche B Term Loan, 3.70%, 03/24/17	3,250,000	3,232,742
SI Organization, Inc./Vencore, Inc., 1st Lien Term Loan, 5.75%, 10/24/19	1,850,009	1,846,772

		5,079,514

Metals & Mining 0.1%
Hi-Crush Partners LP, 1st Lien Tranche B Term Loan, 4.75%, 04/28/21	1,979,899	1,831,407

Software 0.3%
TIBCO Software, Inc., Term Loan, 6.50%, 11/25/20	4,975,000	4,925,250

Specialty Retail 0.3%
Camping World, Inc., 1st Lien Tranche B Term Loan, 5.25%, 09/01/19	1,910,828	1,906,854
PetSmart Inc., 1st Lien Tranche B Term Loan, 4.25%, 03/11/22	1,995,000	1,989,813

		3,896,667

Total Bank Loan (cost $31,488,352)		31,548,499

Collateralized Mortgage Obligations 4.2%

	Principal Amount	Market Value
Citigroup Mortgage Loan Trust, Inc., Series 2015-A, Class A1, 3.50%, 06/25/58(b)	4,522,718	4,611,974
Federal Home Loan Mortgage Corp. REMICS Series 2653, Class C, 3.88%, 06/15/23	3,155,045	3,278,877
Series 3036, Class TM, 4.50%, 12/15/34	1,750,316	1,797,203
Series 3189, Class PC, 6.00%, 08/15/35	501,687	506,168
Series 3665, Class KA, 3.00%, 05/15/36	2,648,100	2,735,198
Series 3540, Class LN, 4.50%, 04/15/38	1,891,603	1,928,350

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal National Mortgage Association REMICS Series 2010-86, Class VB, 3.00%, 05/25/28	$1,851,329	$1,884,026
Series 2005-53, Class MH, 5.50%, 03/25/34	115,774	115,839
Series 2007-6, Class PA, 5.50%, 02/25/37	1,023,788	1,110,363
Series 2010-122, Class TG, 3.00%, 04/25/39	3,323,585	3,422,050
Series 2009-78, Class BM, 4.00%, 06/25/39	1,700,920	1,803,769
Government National Mortgage Association Series 2010-61, Class PC, 4.50%, 02/20/37	6,826,210	7,016,518
Series 2010-6, Class PC, 5.00%, 03/16/37	12,295,364	12,659,442
Series 2010-37, Class ML, 4.50%, 12/20/38	9,268,255	9,674,380
Series 2010-112, Class QM, 2.50%, 09/20/39	2,901,444	2,955,138
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A5, 1.13%, 11/25/34(b)	1,188,636	1,163,594
New Residential Mortgage Loan Trust, Series 2014-2A, Class A3, 3.75%, 05/25/54(a)(b)	3,728,976	3,888,464
RALI Trust, Series 2004-QS2, Class CB, 5.75%, 02/25/34	5,076,437	5,253,615

Total Collateralized Mortgage Obligations (cost $65,436,923)		65,804,968

Commercial Mortgage Backed Securities 3.7%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class AJ, 5.32%, 09/10/47(b)	730,000	732,250
Series 2005-6, Class A4, 5.32%, 09/10/47(b)	486,445	485,938
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AM, 5.80%, 04/12/38(b)	500,000	507,127
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B, 5.90%, 12/10/49(b)	2,000,000	2,002,702
COMM Mortgage Trust, Series 2014-TWC, Class B, 1.79%, 02/13/32(a)(b)	10,000,000	9,972,070
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.00%, 11/10/46(a)	2,250,000	2,539,834
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4, 5.44%, 03/10/39	6,766,046	7,023,440
Series 2007-GG9, Class AM, 5.48%, 03/10/39	750,000	776,681
GS Mortgage Securities Corp. II Series 2006-GG8, Class A4, 5.56%, 11/10/39	1,712,146	1,758,718
Series 2006-GG8, Class AM, 5.59%, 11/10/39	2,000,000	2,071,544
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.47%, 04/15/43(b)	956,190	962,622
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class AJ, 5.32%, 11/15/40(b)	606,468	606,998
Series 2008-C1, Class A2, 6.27%, 04/15/41(b)	1,386,488	1,496,352
Morgan Stanley Capital I Series 2005-T19, Class AJ, 4.98%, 06/12/47(b)	119,456	119,427
Series 2006-T21, Class A4, 5.16%, 10/12/52(b)	175,791	175,601
Series 2006-T23, Class AM, 6.02%, 08/12/41(b)	1,479,000	1,523,669
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	933,896	993,302
Series 2011-C1, Class A4, 5.03%, 09/15/47(a)(b)	3,000,000	3,366,291
Morgan Stanley Capital I Trust Series 2014-CPT, Class AM, 3.52%, 07/13/29(a)(b)	3,500,000	3,635,569
Series 2014-CPT, Class C, 3.56%, 07/13/29(a)(b)	11,000,000	11,216,623
Morgan Stanley Capital I, Inc., Series 2015-MS1, Class ASB, 3.46%, 05/15/48	5,000,000	5,211,540

Total Commercial Mortgage Backed Securities (cost $56,392,572)		57,178,298

Corporate Bonds 64.0%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
United Technologies Corp., 4.15%, 05/15/45	4,000,000	3,881,204

Airlines 3.0%
Air Canada Pass Through Trust, Series 2015-1, Class B, 3.88%, 03/15/23(a)	13,000,000	12,577,500
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	10,023,432	10,700,014
Series 2015-1, Class B, 3.70%, 05/01/23	5,000,000	4,912,500
British Airways PLC, Series 2013-1, Class A, 4.63%, 06/20/24(a)	9,278,207	9,718,922
Continental Airlines Pass-Through Trust, Series 2000-2, Class A-1, 7.71%, 04/02/21	236,973	258,300

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Airlines (continued)
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28	$8,000,000	$8,060,000

		46,227,236

Automobiles 2.3%
Ford Motor Credit Co. LLC, 3.16%, 08/04/20	5,500,000	5,493,697
3.22%, 01/09/22	3,500,000	3,387,629
Hyundai Capital America, 2.88%, 08/09/18(a)	5,000,000	5,082,530
2.60%, 03/19/20(a)	8,000,000	7,974,512
Hyundai Capital Services, Inc., 3.50%, 09/13/17(a)	13,740,000	14,162,752

		36,101,120

Banks 11.2%
Bank of America Corp., 1.33%, 01/15/19(b)	10,000,000	10,076,720
Series L, 2.60%, 01/15/19	7,000,000	7,071,120
4.20%, 08/26/24	5,000,000	4,996,420
Series L, 3.95%, 04/21/25	3,500,000	3,404,922
4.25%, 10/22/26	3,000,000	2,965,845
Bank of America NA, 5.30%, 03/15/17	4,000,000	4,201,960
BPCE SA, 4.50%, 03/15/25(a)	6,500,000	6,255,216
Citigroup, Inc., 2.50%, 07/29/19	5,000,000	5,031,610
Citizens Financial Group, Inc., 4.35%, 08/01/25(c)	5,700,000	5,782,656
CoBank, ACB, 7.88%, 04/16/18(a)	15,685,000	17,930,512
0.94%, 06/15/22(a)(b)	10,000,000	9,444,520
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.63%, 12/01/23	5,000,000	5,165,960
3.38%, 05/21/25	4,000,000	3,924,436
Fifth Third Bancorp, 4.50%, 06/01/18	6,350,000	6,755,778
Fifth Third Bank, 2.88%, 10/01/21	5,000,000	5,051,415
HSBC Bank USA NA, 4.88%, 08/24/20	3,000,000	3,300,774
HSBC Holdings PLC, 5.25%, 03/14/44(c)	2,750,000	2,790,241
Huntington Bancshares, Inc., 7.00%, 12/15/20(c)	2,500,000	2,951,217
ING Bank NV, 5.80%, 09/25/23(a)	3,000,000	3,252,573
JPMorgan Chase & Co., 7.90%, 04/30/18(d)	1,000,000	1,038,750
3.88%, 09/10/24	3,000,000	2,971,332
4.95%, 06/01/45	1,500,000	1,504,498
JPMorgan Chase Bank NA, 6.00%, 10/01/17	8,350,000	9,023,094
PNC Bank NA, 2.70%, 11/01/22	10,300,000	9,935,287
Sovereign Bank, 8.75%, 05/30/18	7,500,000	8,564,048
Standard Chartered Bank, 6.40%, 09/26/17(a)	11,900,000	12,805,590
SunTrust Bank, 5.20%, 01/17/17	5,000,000	5,235,290
UBS Group Funding Jersey Ltd., 2.95%, 09/24/20(a)	5,000,000	5,009,525
Wells Fargo & Co., 4.10%, 06/03/26(c)	7,000,000	7,061,831

		173,503,140

Biotechnology 1.0%
Biogen, Inc., 2.90%, 09/15/20(c)	4,000,000	4,040,480
Celgene Corp., 2.88%, 08/15/20	4,000,000	4,036,292
4.63%, 05/15/44	2,350,000	2,229,626
Gilead Sciences, Inc., 4.80%, 04/01/44	3,000,000	3,017,496
4.50%, 02/01/45	2,500,000	2,402,612

		15,726,506

Capital Markets 1.1%
FMR LLC, 7.49%, 06/15/19(a)	3,250,000	3,837,935
6.50%, 12/14/40(a)	3,000,000	3,771,495
5.15%, 02/01/43(a)	3,000,000	3,186,120
Morgan Stanley, 5.75%, 01/25/21	2,000,000	2,280,952
4.00%, 07/23/25(c)	4,000,000	4,087,972

		17,164,474

Chemicals 2.1%
CF Industries, Inc., 7.13%, 05/01/20	5,000,000	5,877,610
Cytec Industries, Inc., 3.50%, 04/01/23	10,000,000	9,768,380
3.95%, 05/01/25	5,750,000	5,656,557
Monsanto Co., 2.85%, 04/15/25	3,000,000	2,746,263
Mosaic Global Holdings, Inc., 7.38%, 08/01/18	5,000,000	5,624,525
Potash Corp. of Saskatchewan, Inc., 3.00%, 04/01/25	2,000,000	1,834,510
5.63%, 12/01/40(c)	1,500,000	1,637,449

		33,145,294

Commercial Services & Supplies 0.2%
Clean Harbors, Inc., 5.13%, 06/01/21	1,800,000	1,809,000
GATX Corp., 5.20%, 03/15/44	1,000,000	1,026,532

		2,835,532

Consumer Finance 0.8%
Student Loan Marketing Association, 0.00%, 10/03/22	14,956,000	12,330,818

Diversified Financial Services 1.2%
General Electric Capital Corp., 6.00%, 08/07/19	2,000,000	2,313,108
5.30%, 02/11/21(c)	6,000,000	6,901,854
4.65%, 10/17/21	5,000,000	5,623,940
5.40%, 05/15/22	1,125,000	1,265,120

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services (continued)
MassMutual Global Funding II, 3.60%, 04/09/24(a)	$3,000,000	$3,063,813

		19,167,835

Diversified Telecommunication Services 3.0%
AT&T, Inc., 3.40%, 05/15/25(c)	5,500,000	5,249,728
CCO Safari II LLC, 4.91%, 07/23/25(a)(c)	10,000,000	9,952,030
Verizon Communications, Inc., 2.55%, 06/17/19	7,000,000	7,090,251
5.15%, 09/15/23	9,000,000	9,942,210
3.50%, 11/01/24(c)	15,000,000	14,748,150

		46,982,369

Electric Utilities 2.5%
Ameren Illinois Co., 3.25%, 03/01/25	5,500,000	5,563,300
Exelon Generation Co. LLC, 4.25%, 06/15/22	5,000,000	5,117,065
ITC Holdings Corp., 6.05%, 01/31/18(a)	4,150,000	4,552,089
3.65%, 06/15/24	12,000,000	12,036,960
NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/19	5,000,000	5,034,790
PSEG Power LLC, 4.30%, 11/15/23(c)	5,000,000	5,123,300
Public Service Co. of Colorado, 2.90%, 05/15/25	2,000,000	1,966,426

		39,393,930

Electronic Equipment & Instruments 0.7%
Koninklijke Philips Electronics NV, 3.75%, 03/15/22	10,000,000	10,167,630

Energy Equipment & Services 0.2%
Weatherford International Ltd., 6.00%, 03/15/18	1,000,000	1,012,203
Weatherford International, Inc., 6.35%, 06/15/17	1,465,000	1,499,130

		2,511,333

Food & Staples Retailing 1.6%
CVS Pass-Through Trust, 6.04%, 12/10/28	6,812,886	7,695,912
6.94%, 01/10/30	11,501,762	13,640,238
Sysco Corp., 3.75%, 10/01/25(c)	3,000,000	3,031,563

		24,367,713

Food Products 3.5%
ConAgra Foods, Inc., 4.95%, 08/15/20	4,250,000	4,646,261
3.20%, 01/25/23(c)	7,234,000	6,940,792
HJ Heinz Co., 2.80%, 07/02/20(a)	7,000,000	7,045,864
JM Smucker Co. (The), 3.50%, 03/15/25(a)	8,000,000	7,950,240
Kraft Foods Group, Inc., 3.50%, 06/06/22	10,000,000	10,202,440
Post Holdings, Inc., 6.75%, 12/01/21(a)	2,800,000	2,800,000
Tyson Foods, Inc., 3.95%, 08/15/24	14,350,000	14,617,053

		54,202,650

Gas Utilities 3.7%
Boardwalk Pipelines LP, 4.95%, 12/15/24	14,750,000	13,662,379
Enbridge Energy Partners LP, 5.20%, 03/15/20	4,500,000	4,823,721
Energy Transfer Equity LP, 5.50%, 06/01/27	7,500,000	6,225,000
Energy Transfer Partners LP, 6.50%, 02/01/42	2,000,000	1,835,282
Enterprise Products Operating LLC, 4.85%, 03/15/44	5,000,000	4,457,340
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	5,000,000	4,695,285
4.15%, 02/01/24	5,000,000	4,534,585
Kinder Morgan, Inc., 4.30%, 06/01/25(c)	5,000,000	4,491,745
5.55%, 06/01/45	1,500,000	1,245,953
Spectra Energy Partners LP, 4.60%, 06/15/21	2,700,000	2,849,188
4.75%, 03/15/24	8,500,000	8,786,119

		57,606,597

Health Care Providers & Services 1.6%
Becton, Dickinson and Co., 3.73%, 12/15/24	4,000,000	4,072,076
Dignity Health, 3.13%, 11/01/22	6,000,000	6,023,910
3.81%, 11/01/24	4,000,000	4,099,348
Express Scripts Holding Co., 4.75%, 11/15/21	5,000,000	5,398,455
3.50%, 06/15/24	5,000,000	4,920,480

		24,514,269

Industrial Conglomerates 1.1%
Siemens Financieringsmaatschappij NV, 2.90%, 05/27/22(a)	8,500,000	8,534,178
3.25%, 05/27/25(a)	9,000,000	9,000,243

		17,534,421

Information Technology Services 0.2%
Audatex North America, Inc., 6.00%, 06/15/21(a)	3,035,000	3,041,040

Insurance 3.5%
Aflac, Inc., 3.63%, 06/15/23	11,000,000	11,287,419
Five Corners Funding Trust, 4.42%, 11/15/23(a)	18,750,000	19,611,000
Liberty Mutual Group, Inc., 4.95%, 05/01/22(a)	8,000,000	8,649,512
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19(a)	2,000,000	2,027,798
4.13%, 11/01/24(a)	11,650,000	11,875,684

		53,451,413

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media 2.0%
Comcast Corp., 3.38%, 08/15/25	$5,500,000	$5,542,300
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 03/15/22	5,000,000	5,032,580
NBCUniversal Media LLC, 4.38%, 04/01/21	4,000,000	4,382,292
Time Warner Cable, Inc., 6.75%, 07/01/18	3,250,000	3,616,428
Time Warner, Inc., 3.60%, 07/15/25	12,500,000	12,240,000

		30,813,600

Metals & Mining 1.4%
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 03/15/20(c)	700,000	583,191
3.55%, 03/01/22(c)	5,640,000	4,230,000
3.88%, 03/15/23(c)	13,170,000	9,795,187
Kinross Gold Corp., 6.88%, 09/01/41	5,000,000	3,768,485
Xstrata (Canada) Financial Corp., 4.95%, 11/15/21(a)	2,000,000	1,658,750
Xstrata Finance (Canada) Ltd., 5.80%, 11/15/16(a)	2,148,000	2,040,600

		22,076,213

Multi-Utilities & Unregulated Power 0.4%
Calpine Corp., 7.88%, 01/15/23(a)(c)	5,068,000	5,410,090

Oil, Gas & Consumable Fuels 6.1%
Atwood Oceanics, Inc., 6.50%, 02/01/20	3,400,000	2,728,500
Baytex Energy Corp., 5.13%, 06/01/21(a)	4,800,000	3,816,000
BP AMI Leasing, Inc., 5.52%, 05/08/19(a)	3,000,000	3,351,342
BP Capital Markets PLC, 3.56%, 11/01/21	8,000,000	8,383,472
Global Marine, Inc., 7.00%, 06/01/28(c)	1,000,000	572,500
Helmerich & Payne International Drilling Co., 4.65%, 03/15/25	1,200,000	1,194,589
Murphy Oil Corp., 3.70%, 12/01/22	15,060,000	12,516,622
Noble Energy, Inc., 3.90%, 11/15/24(c)	7,500,000	6,975,068
Noble Holding International Ltd., 3.95%, 03/15/22(c)	10,000,000	7,523,190
Petroleos Mexicanos, 3.50%, 01/30/23	5,000,000	4,500,000
5.63%, 01/23/46(a)	2,000,000	1,627,700
Pride International, Inc., 6.88%, 08/15/20(c)	2,500,000	2,378,793
Rowan Cos., Inc., 5.00%, 09/01/17	6,280,000	6,158,369
4.88%, 06/01/22(c)	2,830,000	2,109,125
4.75%, 01/15/24(c)	5,000,000	3,662,685
Shell International Finance BV, 3.25%, 05/11/25	4,000,000	3,955,424
4.38%, 05/11/45	3,000,000	2,966,556
Transocean, Inc., 7.38%, 04/15/18(c)	5,500,000	5,225,000
6.50%, 11/15/20(c)	3,000,000	2,295,000
6.87%, 12/15/21(c)	8,000,000	5,967,360
6.80%, 03/15/38(c)	1,500,000	930,000
7.85%, 12/15/41	1,000,000	655,000
WPX Energy, Inc., 6.00%, 01/15/22(c)	4,800,000	4,128,000

		93,620,295

Pharmaceuticals 2.0%
AbbVie, Inc., 3.60%, 05/14/25	6,000,000	5,917,602
Actavis Funding SCS, 3.85%, 06/15/24	1,500,000	1,469,313
3.80%, 03/15/25	10,000,000	9,660,390
Hospira, Inc., 6.05%, 03/30/17	6,784,000	7,244,566
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	7,000,000	6,826,309

		31,118,180

Real Estate Investment Trusts (REITs) 3.2%
CommonWealth REIT, 6.25%, 06/15/17	1,250,000	1,307,908
Corporate Office Properties LP, 3.70%, 06/15/21	12,500,000	12,261,362
Corrections Corp. of America, 4.13%, 04/01/20	2,300,000	2,288,500
Highwoods Realty LP, 5.85%, 03/15/17	1,380,000	1,468,878
Liberty Property LP, 3.38%, 06/15/23	1,000,000	972,873
3.75%, 04/01/25	9,000,000	8,787,627
Piedmont Operating Partnership LP, 4.45%, 03/15/24	10,000,000	10,191,730
Scentre Group Trust 1/Scentre Group Trust 2, 3.50%, 02/12/25(a)	5,000,000	4,926,005
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 09/17/19(a)	7,000,000	6,966,890

		49,171,773

Road & Rail 1.1%
Burlington Northern Santa Fe LLC, 4.90%, 04/01/44(c)	7,250,000	7,521,897
CSX Corp., 3.40%, 08/01/24(c)	10,000,000	10,123,180

		17,645,077

Semiconductors & Semiconductor Equipment 0.2%
Intel Corp., 3.70%, 07/29/25	3,000,000	3,077,880

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Software 0.8%
Oracle Corp., 2.95%, 05/15/25(c)	$13,000,000	$12,673,973

Textiles, Apparel & Luxury Goods 0.3%
Levi Strauss & Co., 6.88%, 05/01/22(c)	4,800,000	5,148,000

Tobacco 1.2%
Altria Group, Inc., 4.75%, 05/05/21	4,000,000	4,358,440
4.00%, 01/31/24	3,250,000	3,365,765
Reynolds American, Inc., 3.25%, 11/01/22	3,000,000	2,984,700
4.85%, 09/15/23	7,000,000	7,509,299

		18,218,204

Wireless Telecommunication Services 0.5%
Sprint Communications, Inc., 7.00%, 03/01/20(a)(c)	2,500,000	2,500,000
T-Mobile USA, Inc., 6.25%, 04/01/21	4,800,000	4,783,200

		7,283,200

Total Corporate Bonds (cost $1,003,426,637)		990,113,009

Municipal Bonds 2.1%

	Principal Amount	Market Value
California 1.4%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	3,885,000	4,644,828
State of California, GO 5.70%, 11/01/21	10,250,000	12,105,660
6.65%, 03/01/22	4,000,000	4,871,000

		21,621,488

District of Columbia 0.7%
Metropolitan Washington Airports Authority, RB 7.46%, 10/01/46	6,000,000	7,720,560
Series D, 8.00%, 10/01/47	2,000,000	2,515,980

		10,236,540

Total Municipal Bonds (cost $30,031,212)		31,858,028

Sovereign Bond 0.8%

	Principal Amount	Market Value
ISRAEL 0.8%
Israel Government AID Bond, 5.50%, 12/04/23(c)	10,602,000	13,062,183

Total Sovereign Bond (cost $12,571,641)		13,062,183

U.S. Government Mortgage Backed Agencies 4.9%

	Principal Amount	Market Value
Federal National Mortgage Association Pool
Pool# 464279 4.30%, 07/01/21	$2,310,532	$2,410,986
Pool# 874296 6.35%, 02/01/25	2,479,616	3,085,797
Pool# 464969 6.34%, 04/01/28	2,468,933	2,969,162
Pool# 468516 5.17%, 06/01/28	947,072	1,083,831
Pool# AU3180 3.00%, 08/01/28	12,353,880	12,902,881
Pool# 468127 5.70%, 05/01/41	1,242,838	1,470,133
Pool# AP0524 3.00%, 07/01/42	5,508,305	5,606,541
Pool# AP4507 3.00%, 09/01/42	10,977,191	11,167,312
Pool# AQ9116 3.00%, 12/01/42	11,220,506	11,382,851
Pool# AR4239 3.00%, 02/01/43	12,844,272	13,058,163
Pool# AR9398 3.50%, 06/01/43	2,853,398	2,983,244
Pool# AY4462 4.00%, 03/01/45	7,764,908	8,294,543

Total U.S. Government Mortgage Backed Agencies (cost $76,828,395)		76,415,444

U.S. Government Sponsored & Agency Obligations 7.3%

	Principal Amount	Market Value
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17(a)	8,225,000	8,772,300
Federal Farm Credit Banks 0.65%, 03/28/17	10,000,000	10,006,350
Federal Home Loan Banks 3.63%, 03/12/21	8,000,000	8,800,280
5.00%, 03/12/21	5,000,000	5,848,880
Federal Home Loan Mortgage Corp. 5.13%, 11/17/17	8,000,000	8,725,288
Federal National Mortgage Association 4.38%, 10/15/15(c)	24,000,000	24,037,416
0.00%, 06/01/17	1,000,000	988,438
Private Export Funding Corp. 2.25%, 12/15/17	7,000,000	7,188,629
4.30%, 12/15/21	20,000,000	22,402,600
Tennessee Valley Authority 5.88%, 04/01/36	11,793,000	15,496,804

Total U.S. Government Sponsored & Agency Obligations (cost $107,162,092)		112,266,985

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Bond Fund (Continued)

U.S. Treasury Notes 3.0%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes, 2.13%, 01/15/19(c)(e)	$3,000,000	$3,552,333
U.S. Treasury Notes 0.75%, 02/28/18(c)	1,000,000	999,284
0.63%, 04/30/18(c)	42,000,000	41,784,540

Total U.S. Treasury Notes (cost $46,324,667)		46,336,157

Yankee Dollars 1.4%

	Principal Amount	Market Value
Chemicals 1.1%
Agrium, Inc. 3.38%, 03/15/25	2,250,000	2,130,165
7.13%, 05/23/36	1,500,000	1,893,237
4.90%, 06/01/43	3,500,000	3,415,342
5.25%, 01/15/45	2,500,000	2,582,148
Potash Corp. of Saskatchewan, Inc., 3.63%, 03/15/24	6,525,000	6,473,335

		16,494,227

Energy Equipment & Services 0.1%
Weatherford International Ltd., 6.50%, 08/01/36	2,700,000	2,052,494

Oil, Gas & Consumable Fuels 0.2%
Nexen, Inc., 7.40%, 05/01/28	2,000,000	2,576,440

Total Yankee Dollars (cost $21,813,617)		21,123,161

Repurchase Agreements 2.3%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.06%, dated 09/29/15, due 10/06/15, repurchase price $10,000,117, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 5.25%, maturing 11/15/15 - 05/15/44; total market value $10,200,002. (f)	$10,000,000	$10,000,000
Barclays Capital, Inc., 0.07%, dated 09/24/15, due 10/01/15, repurchase price $2,000,027, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.00%, maturing 10/15/15 - 02/15/45; total market value $2,040,001. (f)	2,000,000	2,000,000
Citigroup Global Markets, Inc., 0.10%, dated 03/20/15, due 11/04/15, repurchase price $2,001,272, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 3.5%, maturing 09/30/16 - 02/15/22; total market value $2,040,000. (f)	2,000,000	2,000,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $5,000,017, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $5,100,001. (f)	5,000,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $16,110,151, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $16,432,301. (f)	16,110,098	16,110,098

Total Repurchase Agreements (cost $35,110,098)		35,110,098

Total Investments (cost $1,573,469,442) (g) — 101.3%		1,567,842,265
Liabilities in excess of other assets — (1.3)%		(20,144,185)

NET ASSETS — 100.0%		$1,547,698,080

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2015 was $368,527,769 which represents 23.81% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2015. The maturity date represents the actual maturity date.
(c)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $150,255,190, which was collateralized by repurchase agreements with a total value of $35,110,098 and $118,775,156 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 31.01%, and maturity dates ranging from 10/08/15 - 09/20/65, a total value of $153,885,254.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2015. The maturity date reflects the next call date.
(e)	Principal amounts are not adjusted for inflation.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $35,110,098.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Bond Fund (Continued)

(g)	At September 30, 2015, the tax basis cost of the Fund’s investments was $1,573,469,443, tax unrealized appreciation and depreciation were $30,801,429 and $(36,428,607), respectively.

ACB	Agricultural Credit Bank
AID	Agency for International Development
BA	Limited
BV	Private Limited Liability Company
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 3.3%

	Principal Amount	Market Value
Home Equity 0.8%
Accredited Mortgage Loan Trust, Series 2005-4, Class A2D, 0.51%, 12/25/35(a)	$1,160,323	$1,096,653
Asset Backed Securities Corp. Home Equity, Series 2006-HE1, Class A3, 0.39%, 01/25/36(a)	2,591,835	2,474,813
JP Morgan Mortgage Acquisition Trust, Series 2006-CW1, Class A4, 0.34%, 05/25/36(a)	222,215	220,363
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.47%, 02/25/36(a)	7,480,000	6,895,184
Residential Asset Securities Corp., Series 2004-KS5, Class MII1, 0.97%, 06/25/34(a)	1,139,535	935,694
Soundview Home Loan Trust, Series 2007-1, Class 2A3, 0.36%, 03/25/37(a)	1,416,596	1,310,971
Structured Asset Securities Corp., Series 2006-NC1, Class A4, 0.34%, 05/25/36(a)	1,577,662	1,511,669

		14,445,347

Other 2.5%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class M4, 1.17%, 05/25/35(a)	3,954,000	3,542,029
Series 2006-NC1, Class A4, 0.50%, 01/25/36(a)	6,000,000	4,973,898
Series 2006-RFC1, Class A3, 0.34%, 05/25/36(a)	1,749,503	1,685,405
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH1, Class M2, 0.56%, 01/25/36(a)	1,410,000	1,284,995
Series 2006-WFH4, Class M1, 0.47%, 11/25/36(a)	4,968,000	4,160,432
GSAMP Trust, Series 2006-HE1, Class M1, 0.58%, 01/25/36(a)	1,860,000	1,541,060
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.58%, 01/25/36(a)	2,000,000	1,645,540
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1, 0.29%, 03/25/47(a)	1,130,261	696,600
Park Place Securities, Inc. Series 2004-WHQ2, Class M3, 1.23%, 02/25/35(a)	3,080,000	2,989,211
Series 2004-WWF1, Class M4, 1.84%, 12/25/34(a)	5,460,000	5,190,658
Popular ABS Mortgage Pass-Through Trust, Series 2005-4, Class M1, 0.65%, 09/25/35(a)	4,779,000	4,074,747
Residential Asset Mortgage Products, Inc. Series 2003-RS2, Class AII, 0.87%, 03/25/33(a)	1,245,827	1,110,784
Series 2006-RZ1, Class M1, 0.59%, 03/25/36(a)	2,700,000	2,471,728
Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 0.87%, 06/25/35(a)	3,640,000	3,209,814
Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 0.99%, 07/25/34(a)	2,595,587	2,445,575
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF4, Class M4, 0.77%, 11/25/35(a)	5,800,000	4,923,353
Series 2006-AM1, Class A4, 0.35%, 04/25/36(a)	720,904	681,430

		46,627,259

Total Asset-Backed Securities (cost $55,081,309)		61,072,606

Commercial Mortgage Backed Securities 8.1%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2006-3, Class A4, 5.89%, 07/10/44(a)	1,000,616	1,017,013
Series 2006-5, Class A4, 5.41%, 09/10/47	5,389,551	5,496,281
Series 2006-6, Class A4, 5.36%, 10/10/45	4,675,000	4,765,260
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class A4, 5.33%, 02/11/44	1,726,060	1,801,379
Series 2007-PW17, Class A4, 5.69%, 06/11/50(a)	2,467,000	2,605,253
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	4,770,000	4,925,149
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.48%, 04/15/47(a)	2,566,183	2,690,687
COMM Mortgage Trust Series 2014-CR17, Class XA, IO, 1.36%, 05/10/47(a)	34,555,582	2,365,399
Series 2015-LC21, Class A4, 3.71%, 07/10/48	2,160,000	2,256,409
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.23%, 12/10/49(a)	2,651,410	2,756,742
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class XA, IO, 1.57%, 10/10/46(a)	20,721,764	1,566,462
Series 2013-CR6, Class XB, IO, 0.77%, 03/10/46(a)	33,000,000	1,332,936
Series 2013-LC6, Class XB, IO, 0.50%, 01/10/46(a)(b)	30,500,000	814,350
Series 2014-CR16, Class XA, IO, 1.42%, 04/10/47(a)	46,377,837	3,156,846
Series 2014-UBS3, Class XA, IO, 1.51%, 06/10/47(a)	27,211,569	2,128,598
Series 2014-UBS6, Class XA, IO, 1.23%, 12/10/47(a)	20,947,490	1,370,238
Credit Suisse Commercial Mortgage Trust Series 2006-C5, Class A3, 5.31%, 12/15/39	4,605,077	4,703,649
Series 2007-C5, Class A4, 5.69%, 09/15/40(a)	4,120,000	4,340,914

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Credit Suisse Mortgage Capital Certificates Series 2006-C3, Class A3, 6.00%, 06/15/38(a)	$1,541,867	$1,559,341
Series 2006-C4, Class A3, 5.47%, 09/15/39	795,523	812,536
Series 2007-C1, Class A3, 5.38%, 02/15/40	175,014	181,306
Series 2007-C2, Class A3, 5.54%, 01/15/49(a)	650,000	679,019
Series 2007-C3, Class A4, 5.89%, 06/15/39(a)	1,834,147	1,916,984
Series 2007-C4, Class A4, 6.15%, 09/15/39(a)	1,325,273	1,401,161
Csail Commercial Mortgage Trust, Series 2015-C2, Class XA, IO, 1.05%, 06/15/57(a)	39,858,470	2,411,756
CW Capital Cobalt Ltd. Series 2006-C1, Class A4, 5.22%, 08/15/48	1,561,989	1,605,854
Series 2007-C3, Class A4, 5.96%, 05/15/46(a)	1,951,754	2,067,171
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4, 5.74%, 12/10/49	6,787,911	7,126,011
Series 2007-GG9, Class A4, 5.44%, 03/10/39	3,776,299	3,919,957
GS Mortgage Securities Corp. II Series 2006-GG8, Class A4, 5.56%, 11/10/39	556,448	571,584
Series 2007-GG10, Class A4, 5.99%, 08/10/45	5,785,228	6,101,484
Series 2012-GC6, Class XA, IO, 2.26%, 01/10/45(a)(b)	13,093,109	1,234,994
Series 2015-GC30, Class XA, IO, 1.05%, 05/10/50(a)	48,884,776	3,006,267
GS Mortgage Securities Trust Series 2014-GC18, Class XA, IO, 1.43%, 01/10/47(a)	39,493,762	2,770,961
Series 2014-GC26, Class XA, IO, 1.26%, 11/10/47(a)	36,188,861	2,679,930
Series 2015-GC32, Class A4, 3.76%, 07/10/48	2,250,000	2,365,729
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-CB15, Class A4, 5.81%, 06/12/43(a)	1,265,658	1,281,928
Series 2006-CB17, Class A4, 5.43%, 12/12/43	2,253,607	2,318,974
Series 2007-CB19, Class A4, 5.88%, 02/12/49(a)	4,811,660	5,046,368
Series 2007-LD11, Class A4, 5.96%, 06/15/49(a)	2,000,000	2,074,486
Series 2007-LD12, Class A4, 5.88%, 02/15/51(a)	3,515,000	3,696,669
Series 2007-LDPX, Class A3, 5.42%, 01/15/49	3,852,777	3,998,855
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.42%, 02/15/40	475,912	494,476
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class A3, 5.17%, 12/12/49	1,482,860	1,526,361
Series 2007-5, Class A4, 5.38%, 08/12/48	1,820,478	1,888,141
Series 2007-7, Class A4, 5.81%, 06/12/50(a)	3,204,112	3,382,706
Series 2007-8, Class A3, 6.07%, 08/12/49(a)	250,000	265,186
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class XA, IO, 1.40%, 06/15/47(a)	34,652,426	2,413,368
Series 2015-C24, Class A4, 3.73%, 05/15/48	4,795,000	5,010,032
Morgan Stanley Capital I, Series 2007-IQ14, Class A2, 5.61%, 04/15/49	369,443	370,314
Morgan Stanley Capital I, Inc., Series 2015-MS1, Class A4, 3.78%, 05/15/48	4,550,000	4,785,321
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA, IO, 2.27%, 08/10/49(a)(b)	21,312,155	2,089,742
Series 2012-C4, Class XA, IO, 1.97%, 12/10/45(a)(b)	13,817,878	1,259,099
Wachovia Bank Commercial Mortgage Trust Series 2006-C23, Class A4, 5.42%, 01/15/45(a)	88,068	88,115
Series 2007-C32, Class A3, 5.90%, 06/15/49(a)	3,560,000	3,731,567
Wells Fargo Commercial Mortgage Trust Series 2014-LC16, Class XA, IO, 1.63%, 08/15/50(a)	26,647,602	2,134,420
Series 2015-C29, Class A4, 3.64%, 06/15/48	2,890,000	3,000,227
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class XA, IO, 1.62%, 03/15/45(a)(b)	30,248,803	1,914,417
Series 2014-LC14, Class XA, IO, 1.61%, 03/15/47(a)	28,535,358	2,154,876

Total Commercial Mortgage Backed Securities (cost $147,931,911)		147,431,258

Corporate Bonds 29.6%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
L-3 Communications Corp., 3.95%, 11/15/16	4,580,000	4,695,760

Airlines 0.0%†
UAL Pass Through Trust, Series 2007-1, 6.64%, 07/02/22	54,987	58,594

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Auto Components 0.0%†
Goodyear Tire & Rubber Co. (The), 6.50%, 03/01/21	$455,000	$476,612
ZF North America Capital, Inc., 4.00%, 04/29/20(b)	195,000	185,372

		661,984

Automobiles 0.3%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 06/15/21	365,000	387,338
General Motors Financial Co., Inc., 4.30%, 07/13/25	5,390,000	5,214,356

		5,601,694

Banks 5.4%
Bank of America Corp., 4.00%, 01/22/25	3,925,000	3,846,755
Series L, 3.95%, 04/21/25	4,230,000	4,115,092
4.25%, 10/22/26	6,050,000	5,981,121
Barclays PLC, 2.00%, 03/16/18	8,000,000	7,994,600
BNP Paribas SA, 1.25%, 12/12/16	5,600,000	5,599,978
Capital One NA, 2.35%, 08/17/18	7,784,473	7,806,153
CIT Group, Inc., 5.00%, 05/15/17	140,000	143,500
4.25%, 08/15/17	70,000	70,875
5.25%, 03/15/18	215,000	220,912
6.63%, 04/01/18(b)	260,000	274,950
5.50%, 02/15/19(b)	420,000	435,750
Citigroup, Inc., 1.35%, 03/10/17	5,385,000	5,375,280
Series M, 6.30%, 05/15/24(c)	4,850,000	4,666,427
5.30%, 05/06/44	2,125,000	2,211,082
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22(b)	6,000,000	5,993,154
International Bank of Azerbaijan OJSC, 5.63%, 06/11/19	200,000	179,800
JPMorgan Chase & Co., 1.35%, 02/15/17	8,490,000	8,501,037
Series V, 5.00%, 07/01/19(c)	8,130,000	7,906,425
4.13%, 12/15/26	3,485,000	3,471,214
4.95%, 06/01/45	4,775,000	4,789,320
MUFG Union Bank NA, 2.25%, 05/06/19	3,590,000	3,598,519
TC Ziraat Bankasi AS, 4.25%, 07/03/19(b)	332,000	321,456
UBS Group Funding Jersey Ltd., 4.13%, 09/24/25(b)	7,500,000	7,460,732
Vnesheconombank Via VEB Finance PLC, Reg. S, 6.90%, 07/09/20	200,000	201,016
Wells Fargo & Co., Series S, 5.90%, 06/15/24(c)	7,160,000	7,160,000

		98,325,148

Beverages 0.3%
Constellation Brands, Inc., 6.00%, 05/01/22	445,000	486,162
4.75%, 11/15/24	190,000	191,900
Suntory Holdings Ltd., 2.55%, 09/29/19(b)	5,325,000	5,381,392

		6,059,454

Biotechnology 0.2%
Amgen, Inc., 2.20%, 05/22/19	4,055,000	4,071,751

Building Products 0.0%†
USG Corp., 7.88%, 03/30/20(b)	120,000	126,000
5.88%, 11/01/21(b)	335,000	347,563
5.50%, 03/01/25(b)	50,000	49,875

		523,438

Capital Markets 1.6%
Goldman Sachs Group, Inc. (The), Series L, 5.70%, 05/10/19(c)	7,280,000	7,252,700
5.15%, 05/22/45	10,000,000	9,815,570
Morgan Stanley, Series H, 5.45%, 07/15/19(c)	7,670,000	7,551,192
4.35%, 09/08/26	3,910,000	3,930,121

		28,549,583

Chemicals 0.1%
Celanese US Holdings LLC, 5.88%, 06/15/21	225,000	226,969
Huntsman International LLC, 4.88%, 11/15/20	145,000	125,990
5.13%, 11/15/22(b)	405,000	347,288
Momentive Performance Materials, Inc., 8.88%, 10/15/20(d)	70,000	0
3.88%, 10/24/21	70,000	53,900
NOVA Chemicals Corp., 5.00%, 05/01/25(b)	440,000	413,600

		1,167,747

Commercial Services & Supplies 0.0%†
RR Donnelley & Sons Co., 8.25%, 03/15/19	400,000	436,000
7.00%, 02/15/22	100,000	97,000

		533,000

Communications Equipment 0.0%†
CommScope Technologies Finance LLC, 6.00%, 06/15/25(b)	145,000	139,110
CommScope, Inc., 5.00%, 06/15/21(b)	190,000	185,725
5.50%, 06/15/24(b)	60,000	57,300

		382,135

Construction & Engineering 0.0%†
AECOM Technology Corp., 5.88%, 10/15/24(b)	130,000	130,975

Construction Materials 0.0%†
Cemex SAB de CV, 7.25%, 01/15/21(b)	200,000	199,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Construction Materials (continued)
Vulcan Materials Co., 7.50%, 06/15/21	$185,000	$211,825

		411,325

Consumer Finance 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.75%, 05/15/19	190,000	186,675
4.50%, 05/15/21	160,000	159,800
Air Lease Corp., 3.38%, 01/15/19	2,330,000	2,359,125
3.88%, 04/01/21	2,700,000	2,733,750
Aircastle Ltd., 4.63%, 12/15/18	588,000	598,951
Ally Financial, Inc., 8.00%, 03/15/20	1,155,000	1,328,250
7.50%, 09/15/20	240,000	272,400
8.00%, 11/01/31	225,000	267,750
International Lease Finance Corp., 8.88%, 09/01/17	400,000	437,500
6.25%, 05/15/19	275,000	292,875
4.63%, 04/15/21	185,000	185,925
5.88%, 08/15/22	820,000	873,300
Navient Corp., 5.88%, 03/25/21	135,000	113,569
SLM Corp., 4.88%, 06/17/19	770,000	700,700
6.13%, 03/25/24	195,000	156,000

		10,666,570

Containers & Packaging 0.2%
Ball Corp., 5.00%, 03/15/22	130,000	130,325
Berry Plastics Corp., 5.50%, 05/15/22	1,230,000	1,196,175
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/22(b)	90,000	85,500
5.38%, 01/15/25(b)	140,000	134,400
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 5.75%, 10/15/20	1,165,000	1,176,650
6.88%, 02/15/21	360,000	372,636
Sealed Air Corp., 5.50%, 09/15/25(b)	635,000	644,525

		3,740,211

Distributors 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 05/20/20	120,000	121,500
7.00%, 05/20/22	452,000	463,300
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 01/15/22	320,000	297,600
HD Supply, Inc., 5.25%, 12/15/21(b)	340,000	341,700
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, 08/01/21	305,000	317,962
5.75%, 03/01/25	40,000	37,900

		1,579,962

Diversified Financial Services 0.3%
Argos Merger Sub, Inc., 7.13%, 03/15/23(b)	680,000	687,650
Corp. Financiera de Desarrollo SA, 5.25%, 07/15/29(a)(b)	338,000	332,085
General Electric Capital Corp., Series C, 5.25%, 06/15/23(c)	3,150,000	3,241,350
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 03/15/17	345,000	346,076
4.88%, 03/15/19	410,000	410,615
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/01/21(b)	195,000	194,025

		5,211,801

Diversified Telecommunication Services 4.9%
Altice SA, 7.75%, 05/15/22(b)	200,000	182,000
AT&T, Inc., 3.40%, 05/15/25	10,000,000	9,544,960
5.35%, 09/01/40	11,515,000	11,374,851
4.75%, 05/15/46	7,000,000	6,414,079
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 09/30/22	355,000	332,812
5.13%, 05/01/23(b)	495,000	456,341
CCO Safari II LLC, 3.58%, 07/23/20(b)	5,500,000	5,459,487
4.91%, 07/23/25(b)	2,325,000	2,313,847
6.48%, 10/23/45(b)	8,500,000	8,575,225
CenturyLink, Inc., Series V, 5.63%, 04/01/20	495,000	460,657
Embarq Corp., 8.00%, 06/01/36	145,000	149,576
Frontier Communications Corp., 8.88%, 09/15/20(b)	45,000	44,100
9.25%, 07/01/21	100,000	96,301
10.50%, 09/15/22(b)	85,000	82,875
6.88%, 01/15/25	105,000	82,950
11.00%, 09/15/25(b)	80,000	77,400
9.00%, 08/15/31	15,000	12,375
Level 3 Financing, Inc., 8.63%, 07/15/20	545,000	569,525
6.13%, 01/15/21	625,000	642,506
5.38%, 08/15/22	495,000	481,388
Neptune Finco Corp., 6.63%, 10/15/25(b)	585,000	587,925
Qwest Corp., 6.75%, 12/01/21	6,560,000	6,941,300
6.88%, 09/15/33	225,000	217,230
SBA Telecommunications, Inc., 5.75%, 07/15/20	130,000	133,900
Sprint Capital Corp., 6.90%, 05/01/19	955,000	840,400
6.88%, 11/15/28	180,000	129,150
8.75%, 03/15/32	115,000	89,412
Telecom Italia SpA, 5.30%, 05/30/24(b)	200,000	195,500
UPCB Finance V Ltd., 7.25%, 11/15/21(b)	162,000	171,517
Verizon Communications, Inc., 5.15%, 09/15/23	6,415,000	7,086,587
5.05%, 03/15/34	3,830,000	3,821,153

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., (continued) 4.27%, 01/15/36	$10,000,000	$9,068,860
6.55%, 09/15/43	3,780,000	4,465,858
5.01%, 08/21/54	2,272,000	2,067,847
4.67%, 03/15/55	5,600,000	4,822,160
Virgin Media Finance PLC, 5.25%, 02/15/22	365,000	337,625
6.00%, 10/15/24(b)	200,000	192,500
Virgin Media Secured Finance PLC, 5.25%, 01/15/21	215,000	224,138
5.38%, 04/15/21(b)	220,500	221,878
Wind Acquisition Finance SA, 4.75%, 07/15/20(b)	410,000	405,900
Windstream Corp., 7.75%, 10/01/21	100,000	77,500

		89,451,595

Electric Utilities 0.8%
Abengoa Transmision Sur SA, 6.88%, 04/30/43(b)	200,000	209,000
Eskom Holdings SOC Ltd., Reg. S, 6.75%, 08/06/23	250,000	233,750
7.13%, 02/11/25(b)	200,000	188,186
Exelon Corp., 3.95%, 06/15/25	3,075,000	3,103,665
Ipalco Enterprises, Inc., 5.00%, 05/01/18	445,000	466,138
NextEra Energy Capital Holdings, Inc., 1.59%, 06/01/17	3,820,000	3,821,272
RJS Power Holdings LLC, 4.62%, 07/15/19(b)	715,000	650,650
South Carolina Electric & Gas Co., 5.10%, 06/01/65	4,905,000	5,162,875
Talen Energy Supply LLC, 6.50%, 06/01/25(b)	110,000	94,600

		13,930,136

Electrical Equipment 0.2%
Allegion PLC, 5.88%, 09/15/23	45,000	46,125
Energizer Holdings, Inc., 4.70%, 05/19/21	90,000	92,118
4.70%, 05/24/22	190,000	194,506
Thermo Fisher Scientific, Inc., 1.30%, 02/01/17	2,735,000	2,733,551

		3,066,300

Electronic Equipment & Instruments 0.0%†
Flextronics International Ltd., 4.63%, 02/15/20	190,000	195,700
5.00%, 02/15/23	85,000	85,000

		280,700

Food & Staples Retailing 0.3%
CVS Health Corp., 5.13%, 07/20/45	5,975,000	6,422,844

Food Products 1.2%
Grupo Bimbo SAB de CV, 4.88%, 06/27/44(b)	3,935,000	3,456,189
HJ Heinz Co., 2.80%, 07/02/20(b)	6,785,000	6,829,456
3.95%, 07/15/25(b)	3,885,000	3,975,066
5.20%, 07/15/45(b)	6,250,000	6,619,056
Marfrig Holding Europe BV, Reg. S, 8.38%, 05/09/18	210,000	195,825
Post Holdings, Inc., 6.00%, 12/15/22(b)	380,000	364,325
7.75%, 03/15/24(b)	150,000	153,750
8.00%, 07/15/25(b)	75,000	77,250

		21,670,917

Gas Utilities 2.0%
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22	310,000	315,414
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23(b)	415,000	352,750
DCP Midstream LLC, 5.35%, 03/15/20(b)	55,000	53,287
4.75%, 09/30/21(b)	75,000	67,618
8.13%, 08/16/30	60,000	61,193
DCP Midstream Operating LP, 2.50%, 12/01/17	145,000	132,978
5.60%, 04/01/44	75,000	60,702
Energy Transfer Equity LP, 7.50%, 10/15/20	735,000	731,325
Energy Transfer Partners LP, 4.15%, 10/01/20	4,500,000	4,551,817
6.50%, 02/01/42	4,095,000	3,757,740
Enterprise Products Operating LLC, 2.55%, 10/15/19	3,050,000	3,041,259
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38(b)	198,547	187,627
Kinder Morgan Energy Partners LP, 5.50%, 03/01/44	5,795,000	4,863,836
Kinder Morgan, Inc., 5.55%, 06/01/45	7,260,000	6,030,410
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 07/15/23	365,000	334,961
Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22	95,000	97,353
5.50%, 04/15/23	220,000	212,850
Rockies Express Pipeline LLC, 6.85%, 07/15/18(b)	70,000	70,000
5.63%, 04/15/20(b)	240,000	232,800
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 11/15/23(b)	340,000	295,800
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21	365,000	338,538
5.62%, 04/15/23	135,000	119,812
5.75%, 05/15/24	100,000	89,000
5.63%, 03/01/25(b)	545,000	480,281
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.13%, 11/15/19(b)	110,000	98,725
4.25%, 11/15/23	475,000	395,438

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Gas Utilities (continued)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19(b)	$40,000	$39,200
6.25%, 10/15/22(b)	460,000	448,500
Williams Partners LP, 3.60%, 03/15/22	9,500,000	8,770,790

		36,232,004

Health Care Providers & Services 1.7%
CHS/Community Health Systems, Inc., 5.13%, 08/15/18	45,000	46,012
8.00%, 11/15/19	270,000	280,969
7.13%, 07/15/20	215,000	223,600
5.13%, 08/01/21	455,000	462,963
6.88%, 02/01/22	185,000	188,924
DaVita HealthCare Partners, Inc., 5.13%, 07/15/24	360,000	353,520
5.00%, 05/01/25	520,000	499,200
Envision Healthcare Corp., 5.13%, 07/01/22(b)	85,000	84,787
Express Scripts Holding Co., 2.25%, 06/15/19	5,120,000	5,103,913
Fresenius Medical Care US Finance II, Inc., 5.88%, 01/31/22(b)	300,000	321,750
4.75%, 10/15/24(b)	45,000	44,437
Fresenius Medical Care US Finance, Inc., 5.75%, 02/15/21(b)	210,000	226,275
Fresenius US Finance II, Inc., 4.50%, 01/15/23(b)	390,000	389,025
HCA, Inc., 6.50%, 02/15/20	695,000	757,550
7.50%, 02/15/22	435,000	491,550
5.88%, 03/15/22	475,000	509,438
5.00%, 03/15/24	405,000	406,012
5.38%, 02/01/25	75,000	74,250
Hologic, Inc., 5.25%, 07/15/22(b)	225,000	227,250
LifePoint Hospitals, Inc., 5.50%, 12/01/21	210,000	212,100
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 4.88%, 04/15/20(b)	170,000	162,350
5.63%, 10/15/23(b)	130,000	118,300
5.50%, 04/15/25(b)	370,000	329,763
McKesson Corp., 1.29%, 03/10/17	3,145,000	3,139,037
Quest Diagnostics, Inc., 2.50%, 03/30/20	3,735,000	3,727,780
Service Corp. International, 7.00%, 06/15/17	205,000	219,863
5.38%, 01/15/22	420,000	432,600
Tenet Healthcare Corp., 6.25%, 11/01/18	315,000	336,262
5.00%, 03/01/19	225,000	217,688
4.75%, 06/01/20	145,000	146,450
6.00%, 10/01/20	350,000	369,250
4.50%, 04/01/21	120,000	118,200
4.38%, 10/01/21	80,000	78,000
Zimmer Holdings, Inc., 2.00%, 04/01/18	10,000,000	10,012,480

		30,311,548

Hotels, Restaurants & Leisure 0.4%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24	190,000	190,475
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20	975,000	987,187
5.38%, 11/01/23	525,000	532,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	420,000	433,650
International Game Technology PLC, 6.25%, 02/15/22(b)	200,000	186,000
Isle of Capri Casinos, Inc., 5.88%, 03/15/21	275,000	283,250
McDonald’s Corp., 4.60%, 05/26/45	1,750,000	1,744,008
MGM Resorts International, 7.63%, 01/15/17	155,000	162,363
8.63%, 02/01/19	300,000	329,250
6.63%, 12/15/21	160,000	164,000
6.00%, 03/15/23	145,000	140,831
NCL Corp., Ltd., 5.25%, 11/15/19(b)	455,000	463,818
Pinnacle Entertainment, Inc., 7.50%, 04/15/21	250,000	260,625
6.38%, 08/01/21	515,000	545,040
7.75%, 04/01/22	215,000	235,425
Scientific Games International, Inc., 7.00%, 01/01/22(b)	745,000	733,825
Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/21(b)	170,000	177,650
Six Flags Entertainment Corp., 5.25%, 01/15/21(b)	215,000	215,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25(b)	145,000	124,338

		7,909,610

Household Durables 0.1%
DR Horton, Inc., 4.00%, 02/15/20	50,000	50,375
4.38%, 09/15/22	205,000	203,462
5.75%, 08/15/23	170,000	184,025
Lennar Corp., 4.75%, 12/15/17	210,000	215,644
4.75%, 11/15/22	570,000	553,356
Meritage Homes Corp., 7.00%, 04/01/22	60,000	64,725
6.00%, 06/01/25	60,000	60,300
PulteGroup, Inc., 6.00%, 02/15/35	180,000	176,400
Ryland Group, Inc. (The), 5.38%, 10/01/22	285,000	287,850
Standard Pacific Corp., 8.38%, 05/15/18	300,000	337,500
Taylor Morrison Communities, Inc./Monarch Communities Inc, 5.63%, 03/01/24(b)	35,000	33,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Household Durables (continued)
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 04/15/21(b)	$485,000	$482,575

		2,649,812

Industrial Conglomerates 0.2%
General Electric Co., 4.50%, 03/11/44	2,920,000	3,025,987

Information Technology Services 0.1%
First Data Corp., 6.75%, 11/01/20(b)	616,000	643,720
IHS, Inc., 5.00%, 11/01/22	430,000	413,338

		1,057,058

Insurance 0.5%
Allstate Corp. (The), 5.75%, 08/15/53(a)	6,435,000	6,662,477
Prudential Financial, Inc., 5.20%, 03/15/44(a)	3,120,000	3,064,424

		9,726,901

Internet & Catalog Retail 0.0%†
IAC/InterActiveCorp., 4.88%, 11/30/18	275,000	282,562
QVC, Inc., 5.13%, 07/02/22	130,000	133,642
5.45%, 08/15/34	80,000	71,479

		487,683

Machinery 0.0%†
Terex Corp., 6.50%, 04/01/20	215,000	218,225
6.00%, 05/15/21	100,000	96,750

		314,975

Media 1.3%
AMC Entertainment, Inc., 5.88%, 02/15/22	215,000	216,075
AMC Networks, Inc., 7.75%, 07/15/21	165,000	174,504
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 09/15/20(d)	65,000	0
6.38%, 09/15/20(b)	65,000	61,181
5.13%, 12/15/21(b)	251,000	221,037
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 03/15/20	415,000	416,038
6.50%, 11/15/22	145,000	144,275
6.50%, 11/15/22	255,000	255,956
CSC Holdings LLC, 7.63%, 07/15/18	200,000	210,000
DISH DBS Corp., 7.88%, 09/01/19	130,000	136,283
6.75%, 06/01/21	165,000	158,915
5.88%, 07/15/22	345,000	305,325
5.88%, 11/15/24	265,000	225,084
Gannett Co., Inc., 7.13%, 09/01/18	555,000	565,406
5.13%, 10/15/19	460,000	466,900
4.88%, 09/15/21(b)	25,000	24,500
5.50%, 09/15/24(b)	35,000	34,038
Hughes Satellite Systems Corp., 6.50%, 06/15/19	112,000	120,254
Inmarsat Finance PLC, 4.88%, 05/15/22(b)	150,000	145,875
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	330,000	302,775
5.50%, 08/01/23	315,000	259,875
Liberty Interactive LLC, 8.50%, 07/15/29	70,000	71,750
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(b)	685,000	663,594
Numericable Group SA, 4.88%, 05/15/19(b)	475,000	459,563
6.00%, 05/15/22(b)	855,000	824,006
Numericable-SFR SAS, 6.25%, 05/15/24(b)	140,000	134,750
Regal Entertainment Group, 5.75%, 03/15/22	410,000	402,825
Sirius XM Radio, Inc., 4.25%, 05/15/20(b)	285,000	278,587
5.25%, 08/15/22(b)	400,000	415,000
Thomson Reuters Corp., 1.30%, 02/23/17	1,980,000	1,975,834
1.65%, 09/29/17	2,710,000	2,708,721
Tribune Media Co., 5.88%, 07/15/22(b)	400,000	388,000
Univision Communications, Inc., 5.13%, 05/15/23(b)	640,000	608,000
Viacom, Inc., 2.75%, 12/15/19	5,655,000	5,676,574
4.38%, 03/15/43	7,040,000	5,193,161
WMG Acquisition Corp., 5.63%, 04/15/22(b)	70,000	67,900

		24,312,561

Metals & Mining 0.4%
Alcoa, Inc., 6.15%, 08/15/20	55,000	56,650
5.40%, 04/15/21	200,000	205,000
ArcelorMittal, 5.13%, 06/01/20	65,000	58,831
6.25%, 03/01/21	140,000	126,262
7.00%, 02/25/22	95,000	86,450
6.13%, 06/01/25	90,000	72,900
7.75%, 10/15/39	95,000	77,425
CONSOL Energy, Inc., 5.88%, 04/15/22	205,000	137,862
Corp. Nacional del Cobre de Chile, 4.50%, 09/16/25(b)	200,000	192,125
Reg. S, 5.63%, 09/21/35	100,000	98,054
Reg. S, 6.15%, 10/24/36	180,000	184,345
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22(b)	30,000	27,938
Freeport-McMoRan, Inc., 4.55%, 11/14/24	7,690,000	5,729,050
Southern Copper Corp., 3.88%, 04/23/25	200,000	180,752

		7,233,644

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Multiline Retail 0.2%
Family Tree Escrow LLC, 5.25%, 03/01/20(b)	$275,000	$281,985
5.75%, 03/01/23(b)	295,000	306,063
Wal-Mart Stores, Inc., 4.00%, 04/11/43	2,665,000	2,590,172

		3,178,220

Multi-Utilities & Unregulated Power 0.1%
Calpine Corp., 6.00%, 01/15/22(b)	340,000	352,325
5.38%, 01/15/23	425,000	396,312
Dynegy, Inc., 6.75%, 11/01/19	265,000	265,663
Empresa Electrica Angamos SA, 4.88%, 05/25/29(b)	200,000	188,500
NRG Energy, Inc., 7.63%, 01/15/18	60,000	63,000
7.88%, 05/15/21	645,000	653,869
6.25%, 07/15/22	235,000	213,850

		2,133,519

Oil, Gas & Consumable Fuels 1.0%
Antero Resources Finance Corp., 5.38%, 11/01/21	325,000	286,000
Apache Corp., 4.75%, 04/15/43	2,245,000	2,025,807
Berry Petroleum Co. LLC, 6.38%, 09/15/22	135,000	40,416
California Resources Corp., 5.00%, 01/15/20	110,000	70,743
5.50%, 09/15/21	70,000	42,700
6.00%, 11/15/24	235,000	139,972
Chesapeake Energy Corp., 6.13%, 02/15/21	235,000	163,765
4.88%, 04/15/22	490,000	319,725
5.75%, 03/15/23	90,000	58,697
CNOOC Curtis Funding No 1 Pty Ltd., 4.50%, 10/03/23(b)	200,000	206,825
Concho Resources, Inc., 5.50%, 04/01/23	155,000	147,638
Denbury Resources, Inc., 5.50%, 05/01/22	310,000	184,450
Ecopetrol SA, 5.38%, 06/26/26	115,000	100,338
Empresa Nacional del Petroleo, Reg. S, 5.25%, 08/10/20	100,000	104,515
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	285,000	245,100
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 09/01/22	40,000	32,000
Gazprom OAO Via Gaz Capital SA, Reg. S, 9.25%, 04/23/19	350,000	386,312
KazMunayGas National Co., Reg. S, 9.13%, 07/02/18	500,000	542,000
Reg. S, 7.00%, 05/05/20	200,000	202,300
KazMunayGas National Co. JSC, Reg. S, 6.38%, 04/09/21	200,000	195,750
4.88%, 05/07/25(b)	400,000	336,000
Reg. S, 5.75%, 04/30/43	350,000	252,875
Reg. S, 5.75%, 04/30/43	200,000	144,500
Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 04/15/20	503,000	135,810
Marathon Oil Corp., 3.85%, 06/01/25	5,635,000	4,988,637
Newfield Exploration Co., 5.75%, 01/30/22	585,000	567,450
Oasis Petroleum, Inc., 6.88%, 01/15/23	347,000	268,925
Pacific Rubiales Energy Corp., Reg. S, 5.38%, 01/26/19	120,000	44,400
5.63%, 01/19/25(b)	335,000	117,149
Pertamina Persero PT, Reg. S, 5.63%, 05/20/43	1,050,000	816,234
Petrobras Global Finance BV, 5.75%, 01/20/20	245,000	182,758
Petroleos de Venezuela SA, Reg. S, 5.25%, 04/12/17	60,000	26,964
Reg. S, 5.25%, 04/12/17	350,000	157,290
Reg. S, 9.00%, 11/17/21	100,000	35,750
Reg. S, 6.00%, 05/16/24	950,000	308,750
Petroleos Mexicanos, 6.50%, 06/02/41	300,000	275,940
5.50%, 06/27/44	800,000	642,000
6.38%, 01/23/45	127,000	114,097
Petronas Capital Ltd., 4.50%, 03/18/45(b)	200,000	184,852
Range Resources Corp., 5.75%, 06/01/21	70,000	65,975
5.00%, 03/15/23	380,000	336,063
Sinopec Group Overseas Development 2012 Ltd., Reg. S, 3.90%, 05/17/22	400,000	405,026
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	200,000	208,103
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	200,000	208,079
SM Energy Co., 5.00%, 01/15/24	285,000	241,181
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23	800,000	698,007
Transocean, Inc., 3.00%, 10/15/17	125,000	113,125
Whiting Petroleum Corp., 5.00%, 03/15/19	135,000	117,450
6.25%, 04/01/23	245,000	211,925
WPX Energy, Inc., 5.25%, 09/15/24	480,000	386,400
YPF SA, 8.50%, 07/28/25(b)	85,000	73,737
8.50%, 07/28/25(b)	285,000	247,238

		18,407,743

Paper & Forest Products 0.0%†
Masco Corp., 5.85%, 03/15/17	140,000	145,950

Pharmaceuticals 1.5%
AbbVie, Inc., 2.50%, 05/14/20	7,500,000	7,458,570

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Pharmaceuticals (continued)
Actavis Funding SCS, 3.45%, 03/15/22	$10,310,000	$10,191,816
Baxalta, Inc., 4.00%, 06/23/25(b)	7,035,000	7,045,904
Endo Finance LLC & Endo Finco, Inc., 7.75%, 01/15/22(b)	135,000	142,425
Endo Finance LLC/Endo Finco, Inc., 5.38%, 01/15/23(b)	330,000	317,213
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 07/15/23(b)	200,000	197,500
Valeant Pharmaceuticals International, Inc., 5.63%, 12/01/21(b)	775,000	736,250
VPI Escrow Corp., 6.38%, 10/15/20(b)	830,000	825,331
VPII Escrow Corp., 6.75%, 08/15/18(b)	140,000	142,450
VRX Escrow Corp., 5.88%, 05/15/23(b)	275,000	262,797

		27,320,256

Real Estate Investment Trusts (REITs) 0.9%
Corporate Office Properties LP, 3.60%, 05/15/23	2,615,000	2,453,490
Crown Castle International Corp., 4.88%, 04/15/22	595,000	618,502
ESH Hospitality, Inc., 5.25%, 05/01/25(b)	225,000	221,063
Iron Mountain, Inc., 7.75%, 10/01/19	405,000	420,795
5.75%, 08/15/24	675,000	651,375
MPT Operating Partnership LP/MPT Finance Corp., 6.88%, 05/01/21	140,000	146,300
5.50%, 05/01/24	445,000	456,125
Omega Healthcare Investors, Inc., 4.50%, 01/15/25	2,995,000	2,926,115
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21	425,000	443,063
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 09/15/17(b)	4,940,000	4,907,080
2.70%, 09/17/19(b)	3,195,000	3,179,887

		16,423,795

Real Estate Management & Development 0.0%†
Country Garden Holdings Co., Ltd., Reg. S, 7.88%, 05/27/19	200,000	209,499
Realogy Group LLC, 7.63%, 01/15/20(b)	365,000	380,512

		590,011

Road & Rail 0.3%
ERAC USA Finance LLC, 2.35%, 10/15/19(b)	5,065,000	5,065,694
Hertz Corp. (The), 5.88%, 10/15/20	105,000	103,792
RSC Equipment Rental, Inc., 8.25%, 02/01/21	37,000	38,943
Russian Railways via RZD Capital PLC, 5.74%, 04/03/17	200,000	203,753
United Rentals North America, Inc., 7.38%, 05/15/20	245,000	257,250
5.75%, 11/15/24	200,000	191,500

		5,860,932

Semiconductors & Semiconductor Equipment 0.0%†
Amkor Technology, Inc., 6.38%, 10/01/22	75,000	69,328
Freescale Semiconductor, Inc., 6.00%, 01/15/22(b)	70,000	73,150
NXP BV/NXP Funding LLC, 4.13%, 06/15/20(b)	280,000	280,700
4.63%, 06/15/22(b)	410,000	406,925

		830,103

Software 0.3%
Activision Blizzard, Inc., 6.13%, 09/15/23(b)	895,000	950,937
MSCI, Inc., 5.25%, 11/15/24(b)	490,000	494,900
5.75%, 08/15/25(b)	245,000	246,837
NCR Corp., 4.63%, 02/15/21	75,000	71,813
5.88%, 12/15/21	50,000	49,000
Nuance Communications, Inc., 5.38%, 08/15/20(b)	203,000	202,493
Oracle Corp., 4.13%, 05/15/45	2,960,000	2,793,018

		4,808,998

Specialty Retail 0.0%†
L Brands, Inc., 5.63%, 10/15/23	405,000	430,312
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 06/01/22	395,000	411,788

		842,100

Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc., 4.38%, 05/13/45	5,960,000	5,900,513
Seagate HDD Cayman, 4.75%, 06/01/23	3,535,000	3,488,850
4.88%, 06/01/27(b)	5,610,000	5,218,198

		14,607,561

Thrifts & Mortgage Finance 0.0%†
Walter Investment Management Corp., 7.88%, 12/15/21	185,000	158,175

Tobacco 0.8%
Altria Group, Inc., 5.38%, 01/31/44	3,295,000	3,582,163
Reynolds American, Inc., 4.45%, 06/12/25	5,095,000	5,331,178
4.75%, 11/01/42	5,870,000	5,632,500

		14,545,841

Wireless Telecommunication Services 0.2%
Comcel Trust, 6.88%, 02/06/24(b)	300,000	296,340

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Wireless Telecommunication Services (continued)
Sixsigma Networks Mexico SA de CV, 8.25%, 11/07/21(b)		$200,000	$187,750
Sprint Corp., 7.25%, 09/15/21		460,000	376,625
7.88%, 09/15/23		565,000	457,297
7.13%, 06/15/24		150,000	115,440
T-Mobile USA, Inc., 5.25%, 09/01/18		50,000	50,875
6.54%, 04/28/20		330,000	335,362
6.25%, 04/01/21		135,000	134,528
6.63%, 04/28/21		175,000	175,437
6.13%, 01/15/22		595,000	574,175
6.73%, 04/28/22		290,000	289,275
6.00%, 03/01/23		150,000	144,750
6.38%, 03/01/25		95,000	91,200

			3,229,054

Total Corporate Bonds (cost $558,841,039)			543,537,665

Sovereign Bonds 6.6%

	Principal Amount		Market Value
ARMENIA 0.0%†
Republic of Armenia, 7.15%, 03/26/25(b)		656,000	618,752

AZERBAIJAN 0.0%†
Republic of Azerbaijan International Bond, Reg. S, 4.75%, 03/18/24		200,000	187,000

BELIZE 0.0%†
Belize Government International Bond, Reg. S, 5.00%, 02/20/38(e)		417,000	306,704

BERMUDA 0.0%†
Bermuda Government International Bond, 4.85%, 02/06/24(b)		440,000	459,800

BRAZIL 0.1%
Brazilian Government International Bond, 4.88%, 01/22/21		680,000	661,300
4.25%, 01/07/25		230,000	201,250
5.63%, 01/07/41		620,000	502,200
Banco Nacional de Desenvolvimento Economico e Social, 4.00%, 04/14/19(b)		200,000	183,240

			1,547,990

CAYMAN ISLANDS 0.0%†
Brazil Minas SPE v State of Minas Gerais, Reg. S, 5.33%, 02/15/28		200,000	158,000

COLOMBIA 0.1%
Colombia Government International Bond, 4.50%, 01/28/26		233,000	226,593
7.38%, 09/18/37		100,000	112,250
6.13%, 01/18/41		160,000	158,400
5.63%, 02/26/44		200,000	187,000
5.00%, 06/15/45		200,000	171,000

			855,243

COSTA RICA 0.0%†
Costa Rica Government International Bond, Reg. S, 7.00%, 04/04/44		270,000	238,612
7.16%, 03/12/45(b)		238,000	210,630

			449,242

CROATIA 0.1%
Croatia Government International Bond, Reg. S, 6.75%, 11/05/19		550,000	597,850
Reg. S, 6.00%, 01/26/24		300,000	316,125

			913,975

DOMINICAN REPUBLIC 0.0%†
Dominican Republic International Bond, Reg. S, 7.45%, 04/30/44		200,000	204,500
6.85%, 01/27/45(b)		235,000	226,187

			430,687

ECUADOR 0.1%
Ecuador Government International Bond, 10.50%, 03/24/20(b)		586,000	439,500
Reg. S, 7.95%, 06/20/24		650,000	458,250

			897,750

EGYPT 0.0%†
Egypt Government International Bond, 5.88%, 06/11/25(b)		424,000	400,680
Reg. S, 6.88%, 04/30/40		100,000	94,000

			494,680

EL SALVADOR 0.1%
El Salvador Government International Bond, Reg. S, 6.38%, 01/18/27(b)		823,000	722,182

GHANA 0.0%†
Republic of Ghana, 8.13%, 01/18/26(b)		374,000	310,495

HUNGARY 0.1%
Hungary Government International Bond, 5.38%, 02/21/23		750,000	815,445
7.63%, 03/29/41		680,000	902,700

			1,718,145

INDONESIA 0.1%
Indonesia Government International Bond, Reg. S, 8.50%, 10/12/35		370,000	464,304
Reg. S, 7.75%, 01/17/38		185,000	217,112

			681,416

IRELAND 0.4%
Ireland Government Bond, 2.40%, 05/15/30	EUR	6,500,000	7,869,278

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value
ITALY 0.7%
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/01/24	EUR	1,390,000	$1,659,517
4.50%, 03/01/26		4,730,000	6,619,968
2.55%, 09/15/41		3,609,121	4,876,661

			13,156,146

IVORY COAST 0.1%
Ivory Coast Government International Bond, 5.38%, 07/23/24(b)		$200,000	174,232
Reg. S, 5.75%, 12/31/32(e)		1,530,000	1,324,625

			1,498,857

JAMAICA 0.0%†
Jamaica Government International Bond, 6.75%, 04/28/28		358,000	360,685
7.88%, 07/28/45		200,000	200,000

			560,685

KAZAKHSTAN 0.0%†
Kazakhstan Government International Bond, 3.88%, 10/14/24(b)		215,000	193,500
Reg. S, 5.13%, 07/21/25		250,000	240,675

			434,175

KENYA 0.0%†
Kenya Government International Bond, 6.88%, 06/24/24(b)		354,000	320,724

MEXICO 0.8%
Mexico Government International Bond, 4.75%, 03/08/44		150,000	136,875
4.60%, 01/23/46		200,000	178,000
Mexican Bonos, 7.75%, 11/13/42	MXN	218,095,000	14,219,427

			14,534,302

MONGOLIA 0.1%
Development Bank of Mongolia LLC, Reg. S, 5.75%, 03/21/17		$300,000	283,484
Mongolia Government International Bond, Reg. S, 4.13%, 01/05/18		200,000	184,500
Reg. S, 5.13%, 12/05/22		450,000	369,567

			837,551

MOROCCO 0.0%†
Morocco Government International Bond, Reg. S, 5.50%, 12/11/42		200,000	198,100

NEW ZEALAND 1.3%
New Zealand Government Bond, 5.50%, 04/15/23	NZD	15,965,000	11,929,156
4.50%, 04/15/27		16,805,000	11,971,163

			23,900,319

NIGERIA 0.0%†
Nigeria Government International Bond, Reg. S, 6.75%, 01/28/21		$200,000	189,500

PAKISTAN 0.0%†
Pakistan Government International Bond, Reg. S, 7.25%, 04/15/19		200,000	205,185
Reg. S, 8.25%, 04/15/24		350,000	365,892

			571,077

PANAMA 0.0%†
Panama Government International Bond, 6.70%, 01/26/36		350,000	416,500

PERU 0.0%†
Peruvian Government International Bond, 4.13%, 08/25/27		303,000	296,940

ROMANIA 0.0%†
Romanian Government International Bond, Reg. S, 6.75%, 02/07/22		400,000	472,000
6.13%, 01/22/44(b)		136,000	158,100

			630,100

RUSSIA 0.1%
Russian Foreign Bond - Eurobond, Reg. S, 5.00%, 04/29/20		1,300,000	1,343,875

SENEGAL 0.0%†
Senegal Government International Bond, Reg. S, 6.25%, 07/30/24		650,000	582,062

SERBIA 0.0%†
Republic of Serbia, Reg. S, 7.25%, 09/28/21		370,000	414,400
Reg. S, 6.75%, 11/01/24(e)		260,904	265,731

			680,131

SLOVENIA 0.1%
Slovenia Government International Bond, Reg. S, 5.25%, 02/18/24(b)		800,000	880,000

SOUTH AFRICA 0.8%
South Africa Government International Bond, 6.88%, 05/27/19		200,000	222,984
5.88%, 09/16/25		540,000	575,100
6.50%, 02/28/41	ZAR	260,515,000	14,072,340

			14,870,424

SPAIN 0.8%
Spain Government Bond, 4.65%, 07/30/25(b)	EUR	6,810,000	9,498,414
5.15%, 10/31/44(b)		3,380,000	5,336,239

			14,834,653

SRI LANKA 0.0%†
Sri Lanka Government International Bond, Reg. S, 5.88%, 07/25/22		$200,000	193,004

TUNISIA 0.0%†
Banque Centrale de Tunisie SA, 5.75%, 01/30/25(b)		255,000	242,888

TURKEY 0.2%
Turkey Government International Bond, 7.50%, 07/14/17		700,000	755,125
7.50%, 11/07/19		500,000	561,725

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value
TURKEY (continued)
Turkey Government International Bond (continued)
7.00%, 06/05/20	$150,000	$165,750
6.25%, 09/26/22	200,000	213,750
7.38%, 02/05/25	670,000	766,312
Export Credit Bank of Turkey, 5.00%, 09/23/21(b)	200,000	191,128

		2,653,790

UKRAINE 0.1%
Ukraine Government International Bond, 6.25%, 06/17/16	730,000	571,517
Reg. S, 9.25%, 07/24/17	210,000	166,084
6.75%, 11/14/17	200,000	158,000

		895,601

UNITED KINGDOM 0.0%†
Ukreximbank Via Biz Finance PLC, 9.63%, 04/27/22(b)	240,000	210,240

UNITED STATES 0.4%
Residual Funding Corp. Principal Strip, 0.00%, 04/15/30	10,605,000	6,820,266

VENEZUELA 0.0%†
Venezuela Government International Bond, Reg. S, 8.25%, 10/13/24	1,000,000	335,000
9.38%, 01/13/34	350,000	120,750

		455,750

VIETNAM 0.0%†
Vietnam Government International Bond, Reg. S, 6.75%, 01/29/20	100,000	108,749
4.80%, 11/19/24(b)	203,000	191,874

		300,623

ZAMBIA 0.0%†
Zambia Government International Bond, Reg. S, 8.97%, 07/30/27	200,000	158,000

Total Sovereign Bonds (cost $131,615,626)		121,287,622

U.S. Government Mortgage Backed Agencies 30.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G13072 5.00%, 04/01/23	9,672	10,433
Pool# G13122 5.00%, 04/01/23	3,768	4,083
Pool# J07940 5.00%, 05/01/23	18,881	19,630
Pool# G13225 5.00%, 06/01/23	86,057	93,044
Pool# J07942 5.00%, 06/01/23	417	434
Pool# J08443 5.00%, 07/01/23	37,559	40,521
Pool# C91128 5.50%, 12/01/27	28,475	31,535
Pool# D98252 5.00%, 08/01/29	51,190	56,051
Pool# G30698 5.00%, 07/01/31	181,229	198,292
Pool# C69707 5.50%, 08/01/32	7,366	8,163
Pool# A14186 5.50%, 10/01/33	1,269	1,414
Pool# C01674 5.50%, 11/01/33	15,059	16,782
Pool# A24611 4.50%, 06/01/34	4,660	5,067
Pool# A23854 5.50%, 06/01/34	13,682	15,158
Pool# G08084 4.50%, 10/01/35	53,301	57,845
Pool# A39572 5.00%, 11/01/35	50,889	55,973
Pool# A39584 5.50%, 11/01/35	34,141	37,845
Pool# A41399 5.50%, 12/01/35	230,140	255,023
Pool# A49058 5.50%, 05/01/36	103,039	114,118
Pool# A52983 5.50%, 10/01/36	84,090	93,165
Pool# A61562 5.50%, 10/01/36	462,733	513,161
Pool# G02379 6.00%, 10/01/36	11,149	12,602
Pool# A57475 5.50%, 02/01/37	2,569	2,849
Pool# G02561 5.50%, 02/01/37	49,416	54,749
Pool# A58420 5.50%, 03/01/37	6,326	7,005
Pool# G03400 5.50%, 03/01/37	186,326	206,284
Pool# A60064 5.50%, 04/01/37	95,546	105,825
Pool# G02791 5.50%, 04/01/37	4,347	4,816
Pool# A60070 5.00%, 05/01/37	2,339	2,559
Pool# G05521 5.50%, 05/01/37	1,161,507	1,303,831
Pool# G02976 5.50%, 06/01/37	38,253	42,336
Pool# G08204 5.50%, 06/01/37	8,070	8,934
Pool# G08210 6.00%, 07/01/37	88,943	100,552
Pool# A65518 6.00%, 09/01/37	72,547	81,554
Pool# A68546 5.50%, 11/01/37	43,688	48,351
Pool# G03432 5.50%, 11/01/37	48,511	53,747

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A69653 5.50%, 12/01/37	$13,264	$14,681
Pool# A70591 5.50%, 12/01/37	65,848	72,875
Pool# G03616 6.00%, 12/01/37	21,601	24,382
Pool# A71374 5.50%, 01/01/38	15,296	16,938
Pool# A71604 5.50%, 01/01/38	206,834	229,039
Pool# A72378 5.50%, 01/01/38	189,959	210,467
Pool# G03927 5.50%, 01/01/38	11,878	13,157
Pool# A73996 5.50%, 02/01/38	260,083	288,010
Pool# G03812 5.50%, 02/01/38	713,081	789,738
Pool# G03964 5.50%, 02/01/38	71,246	78,858
Pool# A72499 6.00%, 02/01/38	12,978	14,586
Pool# A75432 5.50%, 03/01/38	109,670	121,387
Pool# G04220 5.50%, 03/01/38	18,758	20,776
Pool# G08256 5.50%, 03/01/38	9,531	10,556
Pool# G04156 6.00%, 03/01/38	19,429	21,949
Pool# A75830 5.50%, 04/01/38	145,328	163,856
Pool# A76127 5.50%, 04/01/38	249,889	276,842
Pool# A76483 5.50%, 04/01/38	151,055	167,335
Pool# G04248 5.50%, 04/01/38	145,014	160,676
Pool# G08263 5.50%, 04/01/38	11,912	13,195
Pool# A76211 6.00%, 04/01/38	2,594	2,930
Pool# G04287 5.00%, 05/01/38	107,638	117,881
Pool# A76939 5.50%, 05/01/38	10,061	11,136
Pool# A77057 5.50%, 05/01/38	12,319	13,648
Pool# A77208 5.50%, 05/01/38	20,485	22,679
Pool# A77796 5.50%, 05/01/38	483,712	535,834
Pool# G04305 5.50%, 05/01/38	245,923	272,376
Pool# A77648 5.50%, 06/01/38	9,282	10,272
Pool# A77937 5.50%, 06/01/38	59,317	65,688
Pool# A78624 5.50%, 06/01/38	84,715	93,865
Pool# G04359 5.50%, 06/01/38	212,650	235,618
Pool# G04458 5.50%, 06/01/38	60,089	66,553
Pool# A78076 6.00%, 06/01/38	33,349	37,620
Pool# A78454 6.00%, 06/01/38	15,742	17,785
Pool# A78982 5.50%, 07/01/38	30,816	34,105
Pool# A79018 5.50%, 07/01/38	68,189	75,510
Pool# A79509 5.50%, 07/01/38	9,880	11,064
Pool# A79806 5.50%, 07/01/38	7,058	7,818
Pool# A79816 5.50%, 07/01/38	15,933	17,638
Pool# G04471 5.50%, 07/01/38	64,752	71,669
Pool# G05956 5.50%, 07/01/38	859,068	950,924
Pool# A80779 5.50%, 08/01/38	48,604	53,792
Pool# G04817 5.00%, 09/01/38	173,475	189,915
Pool# A81743 5.50%, 09/01/38	55,732	61,712
Pool# A82093 5.50%, 09/01/38	37,050	41,564
Pool# A82207 5.50%, 09/01/38	1,476	1,635
Pool# A82609 5.50%, 09/01/38	15,667	17,339
Pool# A82656 5.50%, 10/01/38	7,295	8,074
Pool# A82703 5.50%, 10/01/38	6,045	6,695
Pool# G04847 5.50%, 10/01/38	82,374	91,252
Pool# G05979 5.50%, 10/01/38	17,896	19,817
Pool# A82757 5.50%, 11/01/38	163,309	180,738
Pool# A82787 5.50%, 11/01/38	616,591	683,151
Pool# A83032 5.50%, 11/01/38	24,938	27,601
Pool# A83066 5.50%, 11/01/38	2,451	2,713
Pool# A83071 5.50%, 11/01/38	2,429	2,690
Pool# A83596 5.50%, 12/01/38	56,637	62,737
Pool# G05337 5.50%, 12/01/38	319,326	355,854
Pool# G08314 5.50%, 01/01/39	43,262	47,910
Pool# G08331 4.50%, 02/01/39	7,863	8,540

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G08323 5.00%, 02/01/39	$196,799	$215,438
Pool# A84417 5.50%, 02/01/39	86,544	95,873
Pool# G05300 5.50%, 02/01/39	11,536	12,776
Pool# A84655 4.50%, 03/01/39	493,539	534,814
Pool# G05841 5.50%, 04/01/39	23,314	25,820
Pool# A86955 4.50%, 06/01/39	399,881	432,980
Pool# A86968 4.50%, 06/01/39	50,460	54,739
Pool# G05472 4.50%, 06/01/39	14,705	15,978
Pool# G05484 4.50%, 06/01/39	581,975	631,309
Pool# A87250 5.00%, 06/01/39	371,715	407,103
Pool# A87679 5.00%, 08/01/39	332,338	363,989
Pool# G07021 5.00%, 09/01/39	427,839	468,447
Pool# A89385 4.50%, 10/01/39	16,046	17,397
Pool# G05684 5.50%, 10/01/39	141,935	157,088
Pool# G06020 5.50%, 12/01/39	782,348	866,363
Pool# V80890 5.50%, 12/01/39	454,407	503,188
Pool# G05813 6.00%, 12/01/39	38,522	43,450
Pool# G05923 5.50%, 02/01/40	90,545	100,262
Pool# G06031 5.50%, 03/01/40	29,981	33,213
Pool# A91997 5.00%, 04/01/40	126,100	138,129
Pool# G05849 4.50%, 05/01/40	885,625	964,133
Pool# G06193 5.50%, 05/01/40	129,523	143,437
Pool# A92458 5.00%, 06/01/40	52,510	57,908
Pool# G08402 5.00%, 06/01/40	196,086	215,956
Pool# A92764 5.50%, 06/01/40	70,288	77,919
Pool# C03486 4.50%, 07/01/40	10,360	11,241
Pool# G06412 5.50%, 07/01/40	1,651,876	1,829,094
Pool# C03531 4.00%, 10/01/40	1,641,383	1,752,932
Pool# A94833 4.00%, 11/01/40	4,759,899	5,125,001
Pool# A95230 4.00%, 12/01/40	1,740,850	1,870,890
Pool# A96634 4.50%, 02/01/41	380,445	412,780
Pool# A97942 4.50%, 04/01/41	351,318	381,014
Pool# G08443 4.50%, 04/01/41	1,273,193	1,386,855
Pool# Q00876 4.50%, 05/01/41	1,708,399	1,852,557
Pool# Q00950 5.00%, 05/01/41	1,055,912	1,162,920
Pool# Q01212 4.50%, 06/01/41	847,183	921,013
Pool# Q01198 5.50%, 06/01/41	32,184	35,686
Pool# G06956 4.50%, 08/01/41	1,579,479	1,720,546
Pool# Q03043 4.50%, 09/01/41	405,132	439,759
Pool# Z40047 4.00%, 10/01/41	448,789	479,178
Pool# Q06344 4.00%, 02/01/42	3,957,865	4,237,603
Pool# G08479 3.50%, 03/01/42	568,590	594,156
Pool# Q08997 3.50%, 06/01/42	1,121,743	1,172,174
Pool# Q09004 3.50%, 06/01/42	902,402	942,886
Pool# C04008 4.00%, 06/01/42	1,697,757	1,809,090
Pool# C09004 3.50%, 07/01/42	1,314,920	1,374,060
Pool# G08500 3.50%, 07/01/42	794,703	830,394
Pool# G07083 4.00%, 07/01/42	548,801	588,946
Pool# Z40054 4.00%, 07/01/42	551,904	589,293
Pool# Q09896 3.50%, 08/01/42	712,208	744,218
Pool# Q11095 3.50%, 09/01/42	547,832	572,484
Pool# Q11348 3.50%, 09/01/42	2,069,981	2,163,020
Pool# Q12143 3.50%, 10/01/42	380,120	397,225
Pool# G07155 4.00%, 10/01/42	973,361	1,038,178
Pool# Q13765 4.00%, 12/01/42	528,400	570,249
Pool# Q16893 3.50%, 04/01/43	517,965	540,575
Pool# Q17389 3.50%, 04/01/43	1,391,651	1,455,982
Pool# Q18305 3.50%, 05/01/43	506,614	528,510
Pool# Q19476 3.50%, 06/01/43	618,574	645,332
Pool# Q19480 4.00%, 06/01/43	4,495,177	4,810,853

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G07459 3.50%, 08/01/43	$1,414,421	$1,476,349
Pool# G08541 3.50%, 08/01/43	1,296,307	1,351,603
Pool# Q20857 3.50%, 08/01/43	1,027,015	1,077,796
Pool# Q20860 3.50%, 08/01/43	429,406	447,738
Pool# Q20680 4.00%, 10/01/43	654,167	697,065
Pool# V80509 4.00%, 10/01/43	644,436	689,692
Pool# G07508 4.50%, 10/01/43	508,373	549,982
Pool# V80589 4.50%, 10/01/43	244,865	265,348
Pool# V80596 4.50%, 10/01/43	294,203	318,368
Pool# G08558 4.00%, 11/01/43	350,766	373,768
Pool# C09051 4.50%, 11/01/43	325,357	352,316
Pool# G08559 4.50%, 11/01/43	1,905,602	2,065,802
Pool# Q22805 4.50%, 11/01/43	143,001	154,804
Pool# Q23044 4.50%, 11/01/43	620,884	672,791
Pool# Q23298 4.50%, 11/01/43	569,540	617,154
Pool# G08568 4.50%, 01/01/44	131,655	142,578
Pool# C09059 4.50%, 03/01/44	1,514,549	1,640,082
Pool# G07763 4.50%, 03/01/44	550,963	599,274
Pool# G08578 4.50%, 03/01/44	3,105,737	3,365,487
Pool# Q25286 4.50%, 03/01/44	393,380	427,287
Pool# V81065 4.50%, 03/01/44	312,991	338,874
Pool# G08582 4.00%, 04/01/44	533,571	568,560
Pool# Q26367 4.00%, 05/01/44	288,466	308,754
Pool# G08587 4.50%, 05/01/44	1,233,061	1,335,701
Pool# G08593 4.50%, 06/01/44	2,674,764	2,897,344
Pool# G08596 4.50%, 07/01/44	2,302,713	2,494,648
Pool# Q27377 4.50%, 07/01/44	1,371,413	1,486,232
Pool# G08601 4.00%, 08/01/44	1,057,113	1,126,435
Pool# Q27903 4.00%, 08/01/44	2,160,543	2,305,281
Pool# G07964 5.00%, 08/01/44	709,170	784,416
Pool# Q28934 4.50%, 10/01/44	93,775	101,554
Pool# Q29916 4.00%, 11/01/44	1,917,598	2,045,066
Pool# Q29946 4.50%, 11/01/44	109,651	118,804
Pool# C09070 4.00%, 12/01/44	895,127	953,826
Pool# G08621 4.50%, 12/01/44	814,231	882,261
Pool# Q30149 4.50%, 12/01/44	136,275	147,551
Pool# G08627 3.50%, 02/01/45	1,607,343	1,674,228
Pool# C09071 4.00%, 02/01/45	2,831,655	3,018,208
Pool# G08628 4.00%, 02/01/45	1,400,347	1,492,839
Pool# G07961 3.50%, 03/01/45	1,377,513	1,437,467
Pool# G08633 4.00%, 03/01/45	3,408,935	3,634,663
Pool# Q32070 4.00%, 03/01/45	1,655,255	1,764,027
Pool# G08636 3.50%, 04/01/45	4,447,446	4,632,512
Pool# G08637 4.00%, 04/01/45	1,937,605	2,066,231
Pool# G08642 4.00%, 05/01/45	2,827,726	3,015,915
Pool# G08657 4.50%, 07/01/45	288,539	313,428
Federal Home Loan Mortgage Corp. Gold Pool TBA 3.50%, 10/15/45	7,205,000	7,496,578
4.00%, 10/15/45	23,230,000	24,728,421
Federal National Mortgage Association Pool
Pool# 625932 5.00%, 01/01/17	174,216	180,978
Pool# 626012 5.00%, 01/01/17	37,404	38,856
Pool# 630920 5.00%, 02/01/17	25,248	26,228
Pool# 669089 5.00%, 10/01/17	39,249	40,772
Pool# 555092 5.00%, 12/01/17	553,505	574,988
Pool# 709835 5.00%, 06/01/18	406,833	422,762
Pool# 730339 5.00%, 09/01/18	227,063	235,939
Pool# 687533 5.00%, 11/01/18	77,666	80,715
Pool# 748029 5.00%, 12/01/18	4,886	5,095
Pool# 770160 5.00%, 04/01/19	679,457	707,163
Pool# 845488 5.00%, 06/01/21	3,337	3,534

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 969941 5.00%, 03/01/23	$32,847	$34,147
Pool# 254690 5.50%, 04/01/23	113,178	126,280
Pool# 982885 5.00%, 05/01/23	9,601	10,357
Pool# 254797 5.00%, 06/01/23	331,413	364,663
Pool# 975884 5.00%, 06/01/23	3,473	3,709
Pool# 254764 5.50%, 06/01/23	233,155	260,065
Pool# 987214 5.00%, 07/01/23	1,598	1,717
Pool# 976243 5.00%, 08/01/23	6,397	6,924
Pool# 987456 5.00%, 08/01/23	12,929	13,555
Pool# 965102 5.00%, 09/01/23	2,558	2,660
Pool# 988300 5.00%, 09/01/23	9,524	9,902
Pool# 254911 5.00%, 10/01/23	61,152	67,294
Pool# 254985 5.00%, 11/01/23	809,140	890,374
Pool# 255582 5.00%, 01/01/25	4,064	4,473
Pool# 255627 5.00%, 02/01/25	401,179	441,514
Pool# 255667 5.00%, 03/01/25	5,370	5,910
Pool# 256170 5.00%, 03/01/26	628,905	692,258
Pool# 256639 5.00%, 02/01/27	454,441	500,074
Pool# 256640 5.50%, 03/01/27	35,317	39,394
Pool# 256676 5.50%, 04/01/27	34,496	38,480
Pool# 256820 5.00%, 07/01/27	315,038	346,645
Pool# 256896 5.50%, 09/01/27	26,156	29,174
Pool# 257075 5.50%, 02/01/28	30,496	34,271
Pool# 257282 5.50%, 07/01/28	173,749	193,810
Pool# 257367 5.50%, 09/01/28	58,163	64,880
Pool# 257451 5.50%, 11/01/28	13,331	14,870
Pool# 995477 5.50%, 01/01/29	36,409	40,623
Pool# 930997 4.50%, 04/01/29	190,150	206,011
Pool# AL0869 4.50%, 06/01/29	100,781	109,188
Pool# MA0097 5.00%, 06/01/29	114,503	125,991
Pool# MA0130 5.00%, 07/01/29	668,388	735,980
Pool# AS3118 3.00%, 08/01/29	2,385,672	2,489,431
Pool# MA2124 3.00%, 12/01/29	1,988,325	2,072,604
Pool# AS4466 3.00%, 02/01/30	1,815,141	1,895,466
Pool# AX9538 3.00%, 02/01/30	2,336,016	2,438,789
Pool# 932716 5.00%, 04/01/30	21,575	23,784
Pool# MA0436 5.50%, 04/01/30	80,403	89,789
Pool# AL6763 3.00%, 05/01/30	1,416,674	1,477,978
Pool# AY4218 3.00%, 05/01/30	1,724,075	1,797,643
Pool# AS5240 3.00%, 06/01/30	1,717,095	1,790,352
Pool# AD7853 4.50%, 06/01/30	510,517	556,455
Pool# AZ0881 2.50%, 07/01/30	1,873,004	1,911,399
Pool# AL6317 5.00%, 09/01/30	751,544	826,945
Pool# 676643 5.00%, 01/01/33	139,802	154,815
Pool# 720679 5.00%, 06/01/33	13,957	15,434
Pool# 310100 5.00%, 08/01/33	315,043	348,756
Pool# 738166 5.00%, 09/01/33	3,255	3,584
Pool# 725027 5.00%, 11/01/33	392,219	434,197
Pool# 745944 5.00%, 12/01/33	115,484	127,843
Pool# 725422 5.00%, 04/01/34	74,639	82,545
Pool# 985615 5.50%, 04/01/34	272,514	306,142
Pool# 794978 5.50%, 10/01/34	84,026	94,708
Pool# 801596 5.50%, 10/01/34	92,528	104,328
Pool# AC2387 5.00%, 01/01/35	14,380	15,902
Pool# 735141 5.50%, 01/01/35	576,474	648,912
Pool# AD0308 5.00%, 03/01/35	822,770	910,965
Pool# 735382 5.00%, 04/01/35	188,634	208,292
Pool# 735403 5.00%, 04/01/35	634,577	700,471
Pool# 255706 5.50%, 05/01/35	4,530	5,110
Pool# 735578 5.00%, 06/01/35	330,773	364,576

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 735581 5.00%, 06/01/35	$1,765,512	$1,952,392
Pool# 735795 5.00%, 06/01/35	1,078,440	1,193,636
Pool# 735667 5.00%, 07/01/35	8,931	9,888
Pool# 826201 5.00%, 07/01/35	61,146	67,281
Pool# 190360 5.00%, 08/01/35	705,257	777,293
Pool# 310099 5.00%, 08/01/35	2,208,051	2,439,794
Pool# 825753 5.50%, 08/01/35	32,841	37,007
Pool# 834657 5.50%, 08/01/35	5,148	5,796
Pool# 836018 5.50%, 09/01/35	2,058	2,312
Pool# 735893 5.00%, 10/01/35	338,952	373,420
Pool# 835482 5.50%, 10/01/35	16,947	18,947
Pool# 863626 5.50%, 12/01/35	53,387	59,586
Pool# 745275 5.00%, 02/01/36	322,252	355,162
Pool# 745343 5.50%, 03/01/36	312,312	351,123
Pool# 865972 5.50%, 03/01/36	38,664	43,388
Pool# 891588 5.50%, 05/01/36	118,366	132,251
Pool# 885808 5.50%, 06/01/36	1,652	1,842
Pool# 885367 5.00%, 07/01/36	1,757	1,933
Pool# 745826 6.00%, 07/01/36	9,229	10,433
Pool# AI6495 5.00%, 09/01/36	652,993	718,616
Pool# 897267 5.50%, 10/01/36	38,913	43,652
Pool# 899215 6.00%, 10/01/36	34,118	38,490
Pool# 310107 5.00%, 11/01/36	131,011	144,392
Pool# 831922 5.50%, 11/01/36	6,258	6,980
Pool# 256513 5.50%, 12/01/36	38,446	43,078
Pool# 902752 5.50%, 12/01/36	4,689	5,245
Pool# 903013 5.50%, 12/01/36	83,675	93,329
Pool# 920078 5.50%, 12/01/36	12,814	14,292
Pool# 906869 6.00%, 12/01/36	89,543	100,904
Pool# 967685 5.50%, 01/01/37	61,209	68,957
Pool# 888222 6.00%, 02/01/37	27,174	30,720
Pool# 910242 5.00%, 03/01/37	4,330	4,765
Pool# 914049 6.00%, 03/01/37	163,354	184,583
Pool# 914752 5.50%, 04/01/37	28,388	31,773
Pool# 918011 5.00%, 05/01/37	126,999	139,740
Pool# 897640 5.50%, 05/01/37	43,612	48,643
Pool# 899528 5.50%, 05/01/37	65,817	73,818
Pool# 917988 6.00%, 05/01/37	30,947	34,881
Pool# 937788 5.00%, 06/01/37	1,499	1,650
Pool# 899562 5.50%, 06/01/37	23,708	26,444
Pool# 918516 5.50%, 06/01/37	458,237	512,457
Pool# 918659 5.50%, 06/01/37	122,644	137,481
Pool# 918662 5.50%, 06/01/37	389,078	435,930
Pool# 915639 6.00%, 06/01/37	94,101	105,976
Pool# 939984 6.00%, 06/01/37	74,203	83,815
Pool# 256822 5.00%, 07/01/37	3,351	3,688
Pool# 938175 5.50%, 07/01/37	11,961	13,341
Pool# 899598 6.00%, 07/01/37	8,333	9,421
Pool# 928483 6.00%, 07/01/37	33,649	37,914
Pool# 942052 6.00%, 07/01/37	31,419	35,429
Pool# 944526 6.00%, 07/01/37	11,890	13,391
Pool# 942290 5.50%, 08/01/37	32,276	36,000
Pool# 945218 5.50%, 08/01/37	5,540	6,181
Pool# AA0920 5.50%, 08/01/37	1,720,762	1,919,293
Pool# 936895 6.00%, 08/01/37	2,755	3,103
Pool# 888638 5.50%, 09/01/37	55,846	62,532
Pool# 952277 5.50%, 09/01/37	1,272	1,419
Pool# 952276 6.00%, 09/01/37	128,476	145,094
Pool# 933131 5.50%, 10/01/37	30,531	34,053
Pool# 943640 5.50%, 10/01/37	1,886	2,103

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 946923 6.00%, 10/01/37	$83,687	$94,640
Pool# 955770 6.00%, 10/01/37	8,573	9,654
Pool# 952372 5.50%, 11/01/37	312,378	348,419
Pool# 960117 5.50%, 11/01/37	992	1,109
Pool# 933166 6.00%, 11/01/37	168,831	190,780
Pool# 956411 6.00%, 11/01/37	23,803	26,907
Pool# 959983 6.00%, 11/01/37	60,993	68,691
Pool# 959454 5.50%, 12/01/37	72,453	80,812
Pool# 967254 5.50%, 12/01/37	72,831	81,234
Pool# 977077 5.50%, 12/01/37	137,251	153,850
Pool# 929018 6.00%, 12/01/37	33,707	37,974
Pool# 966419 6.00%, 12/01/37	40,530	45,831
Pool# 961181 5.50%, 01/01/38	19,627	21,892
Pool# 961256 5.50%, 01/01/38	50,575	56,425
Pool# 961311 5.50%, 01/01/38	61,198	68,261
Pool# 966664 5.50%, 01/01/38	205,134	228,946
Pool# 961348 6.00%, 01/01/38	129,738	146,538
Pool# 965719 6.00%, 01/01/38	20,472	23,083
Pool# 952055 5.00%, 02/01/38	278,689	306,649
Pool# 961655 5.00%, 02/01/38	217,028	238,802
Pool# 960048 5.50%, 02/01/38	2,083	2,323
Pool# 969757 5.50%, 02/01/38	2,313	2,580
Pool# 969776 5.50%, 02/01/38	74,685	83,302
Pool# 972404 5.50%, 02/01/38	20,339	22,730
Pool# 972701 5.50%, 02/01/38	26,561	29,641
Pool# 961980 5.00%, 03/01/38	344,638	379,215
Pool# 953613 5.50%, 03/01/38	4,515	5,036
Pool# 961849 5.50%, 03/01/38	34,245	38,196
Pool# 962344 5.50%, 03/01/38	481,374	536,912
Pool# 962371 5.50%, 03/01/38	37,855	42,242
Pool# 973775 5.50%, 03/01/38	40,756	45,589
Pool# 973794 5.50%, 03/01/38	82,793	92,345
Pool# 974674 5.50%, 03/01/38	37,031	41,475
Pool# 975186 5.50%, 03/01/38	84,469	94,602
Pool# 961992 6.00%, 03/01/38	83,627	94,531
Pool# 974532 5.00%, 04/01/38	23,597	25,965
Pool# 974965 5.00%, 04/01/38	285,236	313,853
Pool# 976913 5.00%, 04/01/38	147,942	162,784
Pool# 979504 5.00%, 04/01/38	52,161	57,394
Pool# 933777 5.50%, 04/01/38	13,072	14,586
Pool# 973726 6.00%, 04/01/38	112,268	126,664
Pool# 969268 5.50%, 05/01/38	2,968	3,311
Pool# 970232 5.50%, 05/01/38	9,266	10,335
Pool# 975049 5.50%, 05/01/38	97,628	108,933
Pool# 975127 5.50%, 05/01/38	393,739	440,455
Pool# 983284 5.50%, 05/01/38	445,909	497,355
Pool# 995048 5.50%, 05/01/38	111,468	124,874
Pool# 889509 6.00%, 05/01/38	50,859	57,486
Pool# 889579 6.00%, 05/01/38	81,403	91,949
Pool# 984000 5.00%, 06/01/38	41,571	46,405
Pool# 929594 5.50%, 06/01/38	506,488	567,380
Pool# 963774 5.50%, 06/01/38	139,336	155,412
Pool# 963958 5.50%, 06/01/38	1,338	1,492
Pool# 976213 5.50%, 06/01/38	7,827	8,764
Pool# 979984 5.50%, 06/01/38	50,652	56,496
Pool# 985559 5.50%, 06/01/38	100,968	112,617
Pool# 985731 5.50%, 06/01/38	22,912	25,555
Pool# 986519 5.50%, 06/01/38	5,931	6,615
Pool# 995018 5.50%, 06/01/38	99,868	111,838
Pool# 929714 5.50%, 07/01/38	362,068	403,841

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 929737 5.50%, 07/01/38	$2,613	$2,918
Pool# 934333 5.50%, 07/01/38	181,498	202,438
Pool# 934351 5.50%, 07/01/38	24,504	27,332
Pool# 963975 5.50%, 07/01/38	71,461	79,705
Pool# 986245 5.50%, 07/01/38	8,915	9,943
Pool# 986999 5.50%, 07/01/38	97,145	108,353
Pool# 889962 5.50%, 08/01/38	283,519	316,230
Pool# 929824 5.50%, 08/01/38	46,229	51,563
Pool# 964970 5.50%, 08/01/38	24,367	27,178
Pool# 975697 5.50%, 08/01/38	10,951	12,215
Pool# 986062 5.50%, 08/01/38	7,865	8,772
Pool# 925973 6.00%, 08/01/38	18,655	21,041
Pool# 983378 6.00%, 08/01/38	45,540	51,359
Pool# 889995 5.50%, 09/01/38	370,095	413,370
Pool# 970818 5.50%, 09/01/38	59,669	66,678
Pool# 986938 5.50%, 09/01/38	12,279	13,695
Pool# 970650 5.50%, 10/01/38	86,897	96,923
Pool# 990786 5.50%, 10/01/38	34,275	38,245
Pool# 992471 5.50%, 10/01/38	2,041	2,276
Pool# 930071 6.00%, 10/01/38	271,797	306,098
Pool# 991002 6.00%, 10/01/38	4,013	4,523
Pool# 992035 6.00%, 10/01/38	8,165	9,202
Pool# 934645 5.50%, 11/01/38	68,594	76,508
Pool# 934665 5.50%, 11/01/38	57,618	64,266
Pool# 970809 5.50%, 11/01/38	35,148	39,203
Pool# 985805 5.50%, 11/01/38	94,490	105,670
Pool# 987994 5.50%, 11/01/38	35,615	39,724
Pool# 994637 5.50%, 11/01/38	357,210	398,422
Pool# 995759 5.50%, 11/01/38	523,834	584,376
Pool# AB0131 5.00%, 12/01/38	19,400	21,441
Pool# 930253 5.50%, 12/01/38	117,304	130,904
Pool# 934249 5.50%, 12/01/38	24,111	26,892
Pool# 970929 5.50%, 12/01/38	88,317	98,506
Pool# 991434 5.50%, 12/01/38	34,586	38,587
Pool# 992676 5.50%, 12/01/38	26,761	29,854
Pool# 992944 5.50%, 12/01/38	64,988	72,485
Pool# 993055 5.50%, 12/01/38	44,653	49,804
Pool# AA0694 5.50%, 12/01/38	69,120	77,094
Pool# AD0385 5.50%, 12/01/38	40,043	44,718
Pool# 934231 5.00%, 01/01/39	4,398	4,839
Pool# 995245 5.00%, 01/01/39	595,750	655,520
Pool# 890294 5.50%, 01/01/39	195,282	218,675
Pool# 993100 5.50%, 01/01/39	32,103	35,807
Pool# 993111 5.50%, 01/01/39	32,624	36,388
Pool# AA0187 5.50%, 01/01/39	23,897	26,654
Pool# AA0729 5.50%, 02/01/39	444,741	496,053
Pool# AA1638 5.50%, 02/01/39	39,423	44,083
Pool# AD0306 5.50%, 03/01/39	13,926	15,574
Pool# AA4463 4.50%, 04/01/39	176,345	191,399
Pool# 995951 5.00%, 04/01/39	53,533	58,904
Pool# 935063 5.50%, 04/01/39	166,770	186,013
Pool# 995845 5.50%, 04/01/39	2,015	2,255
Pool# 935075 6.00%, 04/01/39	22,021	24,804
Pool# 995894 6.00%, 04/01/39	320,198	361,744
Pool# AB0733 4.50%, 06/01/39	173,151	188,197
Pool# 995862 5.00%, 07/01/39	97,371	107,140
Pool# AL0070 5.00%, 07/01/39	80,259	88,311
Pool# AC0017 5.50%, 09/01/39	18,032	20,135
Pool# AD0638 6.00%, 09/01/39	90,556	102,404
Pool# AL2875 5.00%, 11/01/39	356,921	392,730

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 190399 5.50%, 11/01/39	$12,943	$14,436
Pool# 932586 4.50%, 03/01/40	1,244,699	1,353,458
Pool# AD1656 4.50%, 03/01/40	494,863	537,769
Pool# MA0389 5.50%, 04/01/40	68,826	76,877
Pool# 190404 4.50%, 05/01/40	212,057	230,593
Pool# AL0071 5.00%, 05/01/40	193,930	213,386
Pool# AB1316 5.50%, 05/01/40	163,394	182,276
Pool# AL0015 5.50%, 05/01/40	869,374	969,677
Pool# AB1149 5.00%, 06/01/40	235,769	260,284
Pool# AD5507 5.00%, 06/01/40	560,004	620,067
Pool# AD6438 5.00%, 06/01/40	16,309	17,991
Pool# AD7849 5.00%, 06/01/40	382,594	422,491
Pool# AD7128 4.50%, 07/01/40	16,220	17,625
Pool# AB1259 5.00%, 07/01/40	906,459	999,219
Pool# AC9032 5.00%, 07/01/40	10,884	11,990
Pool# AD6856 5.00%, 07/01/40	7,478	8,256
Pool# AB1335 4.50%, 08/01/40	372,689	405,207
Pool# AB1389 4.50%, 08/01/40	968,863	1,052,846
Pool# AD8529 4.50%, 08/01/40	1,641,933	1,784,065
Pool# AE0271 5.00%, 08/01/40	1,498,484	1,650,985
Pool# AE3251 5.00%, 08/01/40	542,771	599,485
Pool# AD5283 4.50%, 09/01/40	54,089	58,804
Pool# AE0691 4.50%, 10/01/40	134,055	145,237
Pool# AE0803 4.50%, 10/01/40	1,865,941	2,027,775
Pool# AE5471 4.50%, 10/01/40	12,921	14,043
Pool# AB1854 4.50%, 11/01/40	436,029	474,126
Pool# AL0069 5.00%, 11/01/40	38,549	42,432
Pool# AE2691 4.50%, 12/01/40	3,169,570	3,444,708
Pool# AH1560 4.00%, 01/01/41	666,978	712,939
Pool# AE0725 4.50%, 01/01/41	168,731	183,493
Pool# AL0791 4.00%, 02/01/41	837,254	901,343
Pool# AE0984 4.50%, 02/01/41	39,252	42,683
Pool# AL5782 5.50%, 03/01/41	737,447	827,774
Pool# AH4038 4.50%, 04/01/41	828,319	907,662
Pool# AH9471 4.50%, 04/01/41	771,437	844,902
Pool# AI0213 4.50%, 04/01/41	370,789	403,193
Pool# AI1193 4.50%, 04/01/41	162,378	176,585
Pool# AL0065 4.50%, 04/01/41	1,477,372	1,605,128
Pool# AI0706 5.00%, 04/01/41	393,270	433,262
Pool# AI2468 4.50%, 05/01/41	1,379,887	1,500,669
Pool# AB3193 4.50%, 06/01/41	363,051	394,873
Pool# AI3506 4.50%, 06/01/41	55,239	60,411
Pool# AI4211 4.50%, 06/01/41	671,118	727,664
Pool# AL0462 5.00%, 07/01/41	25,615	28,185
Pool# AI8193 4.50%, 08/01/41	1,256,580	1,365,493
Pool# AI8194 4.50%, 08/01/41	1,211,863	1,315,810
Pool# 890603 5.00%, 08/01/41	29,990	32,999
Pool# AB3505 4.00%, 09/01/41	2,661,729	2,865,410
Pool# AJ1230 4.50%, 09/01/41	789,799	858,528
Pool# AJ1414 4.50%, 09/01/41	761,012	827,143
Pool# AJ1416 4.50%, 09/01/41	1,153,806	1,254,752
Pool# AJ0473 5.00%, 09/01/41	280,152	308,640
Pool# AL5616 5.50%, 09/01/41	422,912	472,877
Pool# AL1319 4.50%, 10/01/41	294,184	319,488
Pool# AJ5269 4.00%, 11/01/41	4,277,414	4,570,856
Pool# AL1431 4.50%, 11/01/41	3,032,865	3,299,119
Pool# AL1547 4.50%, 11/01/41	199,183	215,932
Pool# AB4102 3.50%, 12/01/41	492,869	515,297
Pool# AJ9278 3.50%, 12/01/41	1,337,530	1,398,637
Pool# AJ7686 4.00%, 12/01/41	5,250,415	5,653,284

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AX5302 4.00%, 01/01/42	$1,237,070	$1,322,536
Pool# AL1354 4.50%, 01/01/42	2,552,886	2,775,923
Pool# AL4300 4.50%, 01/01/42	659,900	717,347
Pool# AJ6790 4.50%, 02/01/42	362,828	393,445
Pool# AK5699 3.50%, 03/01/42	1,150,935	1,203,645
Pool# AK4520 4.00%, 03/01/42	646,423	691,554
Pool# AK6743 4.00%, 03/01/42	245,954	263,235
Pool# AK6568 3.50%, 04/01/42	1,898,286	1,985,223
Pool# AK6846 3.50%, 04/01/42	1,363,156	1,425,286
Pool# AK9393 3.50%, 04/01/42	1,214,545	1,270,083
Pool# AL4029 4.50%, 04/01/42	617,909	671,688
Pool# AB7733 3.00%, 01/01/43	1,227,662	1,248,295
Pool# AL3714 3.50%, 01/01/43	2,129,160	2,226,080
Pool# AQ9328 3.50%, 01/01/43	347,797	363,936
Pool# AB8931 3.00%, 04/01/43	1,821,871	1,852,198
Pool# AB9046 3.50%, 04/01/43	1,987,263	2,085,911
Pool# AT1001 3.50%, 04/01/43	872,554	916,518
Pool# AT2021 3.50%, 04/01/43	1,681,579	1,760,000
Pool# AT5993 3.00%, 05/01/43	1,886,323	1,917,688
Pool# AB9260 3.50%, 05/01/43	1,508,815	1,576,935
Pool# AB9374 3.50%, 05/01/43	841,766	880,204
Pool# AT7207 3.50%, 06/01/43	2,649,802	2,769,754
Pool# AS0044 3.00%, 07/01/43	1,093,249	1,111,169
Pool# AB9864 3.50%, 07/01/43	736,145	772,758
Pool# AS0331 3.00%, 08/01/43	443,674	450,939
Pool# AU3195 3.00%, 08/01/43	461,058	468,619
Pool# AU3735 3.00%, 08/01/43	451,045	458,463
Pool# AS0210 3.50%, 08/01/43	2,176,804	2,285,219
Pool# AS0212 3.50%, 08/01/43	3,060,979	3,203,702
Pool# AU0949 3.50%, 08/01/43	1,538,162	1,623,888
Pool# AU3742 3.50%, 08/01/43	1,281,558	1,341,433
Pool# AS0225 4.00%, 08/01/43	4,756,945	5,105,522
Pool# AS0255 4.50%, 08/01/43	3,823,636	4,154,787
Pool# AU0993 4.50%, 08/01/43	365,033	395,795
Pool# AS0263 5.00%, 08/01/43	49,479	54,522
Pool# AS0516 3.00%, 09/01/43	1,039,618	1,056,618
Pool# AS0358 4.00%, 09/01/43	818,659	881,163
Pool# AS0531 4.00%, 09/01/43	1,051,764	1,132,065
Pool# AU6857 4.00%, 09/01/43	1,565,973	1,687,904
Pool# AL4069 4.50%, 09/01/43	252,147	273,263
Pool# AS0563 4.50%, 09/01/43	234,999	254,935
Pool# AS0569 4.50%, 09/01/43	626,248	679,659
Pool# AU4229 4.50%, 09/01/43	310,002	335,860
Pool# AU5665 4.50%, 09/01/43	421,499	457,638
Pool# MA1600 3.50%, 10/01/43	2,987,790	3,123,043
Pool# AU4386 4.00%, 10/01/43	633,769	680,212
Pool# AU9029 4.00%, 10/01/43	1,885,610	2,029,186
Pool# AU6939 4.50%, 10/01/43	527,539	571,771
Pool# AU9522 4.50%, 10/01/43	624,247	677,879
Pool# AS0837 5.00%, 10/01/43	2,173,056	2,392,596
Pool# AS1042 4.00%, 11/01/43	402,545	432,045
Pool# AU5057 4.00%, 11/01/43	1,254,329	1,338,848
Pool# AV0691 4.00%, 12/01/43	447,635	481,813
Pool# AL4608 4.50%, 12/01/43	968,903	1,051,456
Pool# AS1333 4.50%, 12/01/43	2,892,916	3,139,454
Pool# AV0664 4.50%, 12/01/43	2,162,773	2,349,610
Pool# AS1559 4.00%, 01/01/44	2,621,974	2,814,119
Pool# AS1586 4.50%, 01/01/44	718,370	779,775
Pool# AV4104 4.50%, 01/01/44	224,977	243,749
Pool# AV7958 4.50%, 01/01/44	658,273	715,231

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AL5946
5.00%, 01/01/44	$1,094,674	$1,204,501
Pool# AS1764
4.00%, 02/01/44	500,586	538,239
Pool# AV2253
4.50%, 02/01/44	161,300	175,173
Pool# AV5049
4.50%, 02/01/44	1,000,000	1,083,415
Pool# AV5699
4.50%, 02/01/44	272,126	295,011
Pool# AV8738
5.00%, 02/01/44	53,437	59,038
Pool# AS2075
4.50%, 03/01/44	1,823,876	1,976,361
Pool# AV7114
4.50%, 03/01/44	375,001	406,909
Pool# AW1161
4.50%, 03/01/44	427,353	464,200
Pool# AW1938
4.50%, 03/01/44	72,043	78,121
Pool# MA1885
5.00%, 03/01/44	116,888	128,768
Pool# AS2117
4.00%, 04/01/44	1,977,344	2,112,449
Pool# AS2322
4.50%, 04/01/44	57,487	62,414
Pool# AW0922
4.50%, 04/01/44	43,090	46,745
Pool# AW1847
4.50%, 04/01/44	245,330	266,474
Pool# MA1888
4.00%, 05/01/44	681,178	727,077
Pool# AS2358
4.50%, 05/01/44	467,015	507,212
Pool# AW5309
4.50%, 05/01/44	337,725	366,064
Pool# AL5853
5.00%, 05/01/44	1,588,063	1,750,821
Pool# AL5449
4.50%, 06/01/44	435,794	473,396
Pool# AV2799
4.50%, 06/01/44	674,359	732,095
Pool# AW2478
4.50%, 06/01/44	699,333	766,910
Pool# MA1926
4.50%, 06/01/44	1,520,723	1,658,436
Pool# AS2950
4.00%, 07/01/44	125,977	134,466
Pool# AL5570
4.50%, 07/01/44	458,045	497,065
Pool# AW9189
4.50%, 07/01/44	488,989	531,727
Pool# AL5573
5.00%, 07/01/44	701,018	772,328
Pool# AW8949
5.00%, 07/01/44	215,365	237,271
Pool# AL5674
4.50%, 08/01/44	1,257,571	1,366,061
Pool# AL6223
4.50%, 08/01/44	5,194,690	5,639,927
Pool# AS3412
4.50%, 09/01/44	81,956	88,865
Pool# AS3467
4.00%, 10/01/44	174,297	186,041
Pool# AS3634
4.00%, 10/01/44	2,547,259	2,718,898
Pool# AX0888
4.00%, 10/01/44	3,351,347	3,580,387
Pool# AX2491
4.00%, 10/01/44	1,415,586	1,511,137
Pool# AX2501
4.00%, 10/01/44	2,013,370	2,149,035
Pool# AS3657
4.50%, 10/01/44	2,994,887	3,255,673
Pool# AX4945
4.50%, 10/01/44	394,993	429,325
Pool# AX5921
5.00%, 10/01/44	876,891	969,594
Pool# AS3880
4.50%, 11/01/44	2,660,000	2,892,490
Pool# AS3881
4.50%, 11/01/44	614,899	667,924
Pool# AX7258
5.00%, 11/01/44	748,727	824,886
Pool# AX4902
3.50%, 12/01/44	6,266,964	6,557,403
Pool# AX4245
4.00%, 12/01/44	1,180,879	1,260,755
Pool# AX4873
4.00%, 12/01/44	1,516,371	1,620,150
Pool# AX8241
4.50%, 12/01/44	431,711	469,531
Pool# MA2129
4.50%, 12/01/44	199,674	216,993
Pool# AL6432
4.00%, 01/01/45	3,309,545	3,532,933
Pool# MA2145
4.00%, 01/01/45	1,855,998	1,981,804
Pool# AS4515
4.00%, 02/01/45	3,527,794	3,767,790
Pool# AX9512
4.00%, 02/01/45	1,900,274	2,029,625
Pool# AL6307
4.50%, 02/01/45	1,894,157	2,052,157
Pool# AY1306
3.50%, 03/01/45	2,748,707	2,870,023
Pool# AS4630
4.00%, 03/01/45	4,450,693	4,753,637
Pool# MA2217
4.00%, 03/01/45	2,138,196	2,283,741
Pool# MA2229
3.50%, 04/01/45	1,549,426	1,617,811
Pool# AY4205
3.00%, 05/01/45	891,364	904,425
Pool# MA2281
4.50%, 05/01/45	268,828	292,312
Pool# AS5175
3.50%, 06/01/45	2,296,766	2,403,746
Pool# AZ0869
4.00%, 07/01/45	1,793,339	1,916,928

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# MA2342 4.00%, 07/01/45	$1,235,030	$1,319,797
Pool# FN AS5892 3.50%, 10/01/45	1,770,000	1,848,194
Federal National Mortgage Association Pool TBA 2.50%, 10/25/30	4,480,000	4,567,220
3.00%, 10/25/30	11,260,000	11,725,353
3.00%, 10/25/45	4,720,000	4,783,425
3.50%, 10/25/45	15,810,000	16,492,299
4.00%, 10/25/45	62,185,000	66,331,496
Government National Mortgage Association I Pool
Pool# 618988 6.00%, 06/15/34	30,479	34,244
Pool# 689575 6.50%, 07/15/38	32,803	37,702
Government National Mortgage Association II Pool TBA 3.50%, 10/15/45	10,615,000	11,122,112
4.00%, 10/15/45	5,100,000	5,433,593

Total U.S. Government Mortgage Backed Agencies (cost $545,787,932)		552,690,556

U.S. Government Sponsored & Agency Obligations 2.9%

	Principal Amount	Market Value
Federal Farm Credit Banks 1.46%, 11/19/19	2,785,000	2,782,223
Federal Home Loan Banks 0.00%, 04/29/16	10,000,000	9,986,520
5.50%, 07/15/36	9,210,000	12,178,365
Federal National Mortgage Association 1.50%, 10/28/15	15,000,000	15,015,585
1.70%, 08/28/19	2,655,000	2,661,319
1.60%, 12/24/20	4,690,000	4,653,526
Tennessee Valley Authority 5.25%, 09/15/39	1,470,000	1,823,752
4.63%, 09/15/60	3,028,000	3,319,730

Total U.S. Government Sponsored & Agency Obligations (cost $52,499,542)		52,421,020

U.S. Treasury Bonds 6.6%

	Principal Amount	Market Value
U.S. Treasury Bonds 6.25%, 08/15/23	2,900,000	3,835,175
5.50%, 08/15/28	22,360,000	30,475,405
4.50%, 02/15/36	10,275,000	13,472,827
U.S. Treasury Inflation Indexed Bonds 2.00%, 01/15/26(f)	32,135,000	43,348,988
1.75%, 01/15/28(f)	7,275,000	9,160,643
3.88%, 04/15/29(f)	10,415,000	20,844,808

Total U.S. Treasury Bonds (cost $123,886,154)		$121,137,846

U.S. Treasury Notes 14.8%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes 1.13%, 01/15/21(f)	7,785,000	8,825,935
0.25%, 01/15/25(f)	11,260,000	10,874,474
U.S. Treasury Notes 0.38%, 03/31/16	75,000,000	75,073,275
0.63%, 11/15/16	26,245,000	26,304,130
3.25%, 03/31/17	4,280,000	4,455,326
0.63%, 11/30/17	6,215,000	6,203,670
3.63%, 08/15/19	74,980,000	81,890,232
2.13%, 12/31/21	22,710,000	23,320,922
2.75%, 02/15/24	32,025,000	34,036,554

Total U.S. Treasury Notes (cost $269,852,823)		270,984,518

Mutual Fund 3.2%

	Shares	Market Value
Money Market Fund 3.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.17% (g)	59,206,088	59,206,088

Total Mutual Fund (cost $59,206,088)		59,206,088

Total Investments (cost $1,944,702,424) (h) — 105.2%		1,929,769,179
Liabilities in excess of other assets — (5.2)%		(95,778,623)

NET ASSETS — 100.0%		$1,833,990,556

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2015. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2015 was $139,879,407 which represents 7.62% of net assets.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2015. The maturity date reflects the next call date.
(d)	Fair valued security.
(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2015.
(f)	Principal amounts are not adjusted for inflation.
(g)	Represents 7-day effective yield as of September 30, 2015.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

(h)	At September 30, 2015, the tax basis cost of the Fund’s investments was $1,948,990,144, tax unrealized appreciation and depreciation were $20,140,431 and $(39,361,396), respectively.
†	Amount rounds to less than 0.1%.

AS	Stock Corporation
BV	Private Limited Liability Company
IO	Interest Only
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
PLC	Public Limited Company
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SA de CV	Public Traded Company with Variable Capital
SAB de CV	Public Traded Company
SpA	Limited Share Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

At September 30, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
289	90 Day Euroyen	12/14/15	$60,132,549	$(6,360)
508	New Zealand Dollar Future	12/14/16	322,648,150	179,449
48	U.S. Treasury 5 Year Note	12/31/15	5,784,750	31,724

			$388,565,449	$204,813

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(262)	EURO FX CURR Future	12/14/15	$36,611,225	$58,333
(93)	EURO-BUXL Future	12/08/15	16,184,220	(472,561)
(107)	EURO-OAT Future	12/08/15	18,127,960	(393,175)
(490)	Mexican Peso Future	12/14/15	14,388,850	103,370
(370)	New Zealand Dollar Future	12/14/15	23,535,700	(238,295)
(417)	South African Rand Future	12/14/15	14,845,200	3,528
(11)	U.S. Treasury 10 Year Note	12/21/15	1,416,078	(13,961)
(35)	U.S. Treasury 2 Year Note	12/31/15	7,666,094	(7,764)
(121)	U.S. Treasury Long Bond	12/21/15	19,038,594	(292,342)
(226)	U.S. Treasury Ultra Bond	12/21/15	36,251,812	(317,361)

			$188,065,733	$(1,570,228)

At September 30, 2015, the Fund had $6,012,095.00 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

25

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$61,072,606	$—	$61,072,606
Commercial Mortgage Backed Securities	—	147,431,258	—	147,431,258
Corporate Bonds
Aerospace & Defense	—	4,695,760	—	4,695,760
Airlines	—	58,594	—	58,594
Auto Components	—	661,984	—	661,984
Automobiles	—	5,601,694	—	5,601,694
Banks	—	98,325,148	—	98,325,148
Beverages	—	6,059,454	—	6,059,454
Biotechnology	—	4,071,751	—	4,071,751
Building Products	—	523,438	—	523,438
Capital Markets	—	28,549,583	—	28,549,583
Chemicals	—	1,167,747	—	1,167,747
Commercial Services & Supplies	—	533,000	—	533,000
Communications Equipment	—	382,135	—	382,135
Construction & Engineering	—	130,975	—	130,975
Construction Materials	—	411,325	—	411,325
Consumer Finance	—	10,666,570	—	10,666,570
Containers & Packaging	—	3,740,211	—	3,740,211
Distributors	—	1,579,962	—	1,579,962
Diversified Financial Services	—	5,211,801	—	5,211,801
Diversified Telecommunication Services	—	89,451,595	—	89,451,595
Electric Utilities	—	13,930,136	—	13,930,136
Electrical Equipment	—	3,066,300	—	3,066,300
Electronic Equipment & Instruments	—	280,700	—	280,700

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Food & Staples Retailing	$—	$6,422,844	$—	$6,422,844
Food Products	—	21,670,917	—	21,670,917
Gas Utilities	—	36,232,004	—	36,232,004
Health Care Providers & Services	—	30,311,548	—	30,311,548
Hotels, Restaurants & Leisure	—	7,909,610	—	7,909,610
Household Durables	—	2,649,812	—	2,649,812
Industrial Conglomerates	—	3,025,987	—	3,025,987
Information Technology Services	—	1,057,058	—	1,057,058
Insurance	—	9,726,901	—	9,726,901
Internet & Catalog Retail	—	487,683	—	487,683
Machinery	—	314,975	—	314,975
Media	—	24,312,561	—	24,312,561
Metals & Mining	—	7,233,644	—	7,233,644
Multiline Retail	—	3,178,220	—	3,178,220
Multi-Utilities & Unregulated Power	—	2,133,519	—	2,133,519
Oil, Gas & Consumable Fuels	—	18,407,743	—	18,407,743
Paper & Forest Products	—	145,950	—	145,950
Pharmaceuticals	—	27,320,256	—	27,320,256
Real Estate Investment Trusts (REITs)	—	16,423,795	—	16,423,795
Real Estate Management & Development	—	590,011	—	590,011
Road & Rail	—	5,860,932	—	5,860,932
Semiconductors & Semiconductor Equipment	—	830,103	—	830,103
Software	—	4,808,998	—	4,808,998
Specialty Retail	—	842,100	—	842,100
Technology Hardware, Storage & Peripherals	—	14,607,561	—	14,607,561
Thrifts & Mortgage Finance	—	158,175	—	158,175
Tobacco	—	14,545,841	—	14,545,841
Wireless Telecommunication Services	—	3,229,054	—	3,229,054

Total Corporate Bonds	—	543,537,665	—	543,537,665

Futures Contracts	376,404	—	—	376,404
Mutual Fund	59,206,088	—	—	59,206,088
Sovereign Bonds	—	121,287,622	—	121,287,622
U.S. Government Mortgage Backed Agencies	—	552,690,556	—	552,690,556
U.S. Government Sponsored & Agency Obligations	—	52,421,020	—	52,421,020
U.S. Treasury Bonds	—	121,137,846	—	121,137,846
U.S. Treasury Notes	—	270,984,518	—	270,984,518

Total Assets	$59,582,492	$1,870,563,091	$—	$1,930,145,583

Liabilities:
Futures Contracts	(1,741,819)	—	—	(1,741,819)

Total Liabilities	$(1,741,819)	$—	$—	$(1,741,819)

Total	$57,840,673	$1,870,563,091	$—	$1,928,403,764

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended September 30, 2015, the Fund held two Corporate Bond investments that were categorized as Level 3 investments which were each valued at $0.

FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to changes in the level of interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

27

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2015

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$376,404

Total		$376,404

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(1,741,819)

Total		$(1,741,819)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Developing Markets Fund

Common Stocks 97.0%

	Shares	Market Value
BRAZIL 2.8%
Diversified Financial Services 0.4%
BTG Pactual Group	29,300	$194,890

Food & Staples Retailing 0.5%
Raia Drogasil SA	25,100	247,550

Food Products 0.6%
JBS SA	60,100	254,680

Media 0.3%
Multiplus SA	17,200	138,702

Paper & Forest Products 0.5%
Fibria Celulose SA	17,700	240,197

Water Utilities 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo	57,400	229,339

		1,305,358

CHINA 22.0%
Air Freight & Logistics 1.1%
Sinotrans Ltd., H Shares	1,114,000	525,700

Airlines 0.6%
Air China Ltd., H Shares	366,000	289,882

Automobiles 0.9%
Dongfeng Motor Group Co. Ltd., H Shares	326,000	409,151

Banks 4.9%
Agricultural Bank of China Ltd., H Shares	2,322,000	881,882
China Construction Bank Corp., H Shares	2,152,000	1,436,101

		2,317,983

Health Care Providers & Services 1.1%
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	238,200	499,249

Independent Power and Renewable Electricity Producers 0.7%
China Longyuan Power Group Corp., H Shares	291,000	314,740

Insurance 3.5%
PICC Property & Casualty Co., Ltd., H Shares	390,000	763,890
Ping An Insurance Group Co. of China Ltd., H Shares	172,000	859,482

		1,623,372

Internet Software & Services 4.6%
Tencent Holdings Ltd.	130,100	2,193,042

Oil, Gas & Consumable Fuels 1.9%
CNOOC Ltd.	843,000	867,976

Pharmaceuticals 1.3%
CSPC Pharmaceutical Group Ltd.	290,000	255,336
Sihuan Pharmaceutical Holdings Group Ltd.(a)	874,000	346,788

		602,124

Textiles, Apparel & Luxury Goods 1.4%
Anta Sports Products Ltd.	193,000	500,991
Shenzhou International Group Holdings Ltd.	29,000	150,256

		651,247

		10,294,466

COLOMBIA 0.6%
Banks 0.6%
Bancolombia SA, ADR	8,270	266,294

HONG KONG 5.8%
Real Estate Management & Development 1.4%
China Overseas Land & Investment Ltd.	218,000	662,803

Transportation Infrastructure 0.4%
COSCO Pacific Ltd.(a)	171,846	188,784

Wireless Telecommunication Services 4.0%
China Mobile Ltd.	155,000	1,855,313

		2,706,900

HUNGARY 0.9%
Pharmaceuticals 0.9%
Richter Gedeon Nyrt	25,041	398,114

INDIA 7.6%
Automobiles 0.6%
Maruti Suzuki India Ltd.	3,644	261,071

Banks 1.1%
Yes Bank Ltd.	47,773	533,467

Chemicals 1.1%
UPL Ltd.	70,586	494,674

Information Technology Services 2.2%
HCL Technologies Ltd.	68,914	1,033,509

Media 0.8%
Dish TV India Ltd.*	240,448	390,899

Pharmaceuticals 1.2%
Aurobindo Pharma Ltd.	46,446	545,894

Wireless Telecommunication Services 0.6%
Bharti Infratel Ltd.	52,734	285,738

		3,545,252

INDONESIA 1.2%
Banks 0.5%
Bank Negara Indonesia Persero Tbk PT	741,300	210,006

Diversified Telecommunication Services 0.7%
Telekomunikasi Indonesia Persero Tbk PT	1,857,000	335,377

		545,383

MALAYSIA 0.5%
Banks 0.5%
Malayan Banking Bhd	121,500	237,029

MEXICO 3.7%
Beverages 0.8%
Arca Continental SAB de CV	67,800	381,736

Food & Staples Retailing 1.7%
Wal-Mart de Mexico SAB de CV	314,600	772,500

Food Products 0.6%
Gruma SAB de CV, Class B	18,700	259,733

Transportation Infrastructure 0.6%
Grupo Aeroportuario del Centro Norte Sab de CV*	34,300	170,071
Grupo Aeroportuario del Pacifico SAB de CV, Class B	14,700	127,844

		297,915

		1,711,884

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Developing Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
PERU 1.0%
Banks 1.0%
Credicorp Ltd.	4,507	$479,365

PHILIPPINES 0.8%
Banks 0.8%
Metropolitan Bank & Trust Co.	205,668	359,303

RUSSIA 5.2%
Banks 1.3%
Sberbank of Russia, ADR	127,587	627,728

Food & Staples Retailing 1.0%
Magnit PJSC, GDR Reg. S	9,441	451,619

Metals & Mining 1.2%
MMC Norilsk Nickel PJSC, ADR	38,838	558,102

Oil, Gas & Consumable Fuels 1.7%
Lukoil PJSC, ADR	14,314	487,535
Rosneft OAO, GDR Reg. S	82,110	303,892

		791,427

		2,428,876

SOUTH AFRICA 5.4%
Banks 1.7%
Barclays Africa Group Ltd.	64,016	787,126

Food & Staples Retailing 0.6%
Clicks Group Ltd.	42,887	278,327

Health Care Providers & Services 0.6%
Mediclinic International Ltd.	34,863	278,293

Industrial Conglomerates 1.6%
Bidvest Group Ltd. (The)	31,367	740,277

Multiline Retail 0.9%
Woolworths Holdings Ltd.	62,977	440,761

		2,524,784

SOUTH KOREA 16.0%
Banks 2.5%
DGB Financial Group, Inc.	38,297	340,564
Hana Financial Group, Inc.	16,278	363,690
KB Financial Group, Inc.	16,062	477,438

		1,181,692

Capital Markets 0.9%
Korea Investment Holdings Co., Ltd.	8,352	431,974

Chemicals 1.9%
LG Chem Ltd.	1,238	300,089
Lotte Chemical Corp.	2,476	567,395

		867,484

Electric Utilities 1.7%
Korea Electric Power Corp.	19,170	790,358

Food & Staples Retailing 0.8%
E-Mart Co., Ltd.	1,857	362,328

Food Products 0.5%
CJ CheilJedang Corp.	735	236,829

Household Products 1.0%
LG Household & Health Care Ltd.	637	460,990

Oil, Gas & Consumable Fuels 0.9%
S-Oil Corp.	7,842	417,289

Technology Hardware, Storage & Peripherals 5.1%
Samsung Electronics Co., Ltd.	2,487	2,386,161

Wireless Telecommunication Services 0.7%
SK Telecom Co., Ltd.	1,562	346,508

		7,481,613

TAIWAN 12.7%
Banks 1.3%
China Development Financial Holding Corp.	638,000	172,111
CTBC Financial Holding Co., Ltd.	824,233	426,071

		598,182

Diversified Financial Services 1.4%
Fubon Financial Holding Co., Ltd.	428,300	670,478

Electronic Equipment, Instruments & Components 0.8%
Largan Precision Co., Ltd.	5,000	390,225

Insurance 1.1%
China Life Insurance Co., Ltd.	700,017	533,241

Semiconductors & Semiconductor Equipment 4.4%
Advanced Semiconductor Engineering, Inc.	488,000	531,718
Powertech Technology, Inc.	138,000	249,993
Taiwan Semiconductor Manufacturing Co., Ltd.	305,000	1,222,342

		2,004,053

Technology Hardware, Storage & Peripherals 2.0%
Pegatron Corp.	384,000	939,760

Textiles, Apparel & Luxury Goods 1.7%
Eclat Textile Co., Ltd.	29,000	460,481
Pou Chen Corp.	212,000	318,913

		779,394

		5,915,333

THAILAND 4.8%
Beverages 1.0%
Thai Beverage PCL	985,000	474,919

Diversified Financial Services 0.4%
Jasmine Broadband Internet Infrastructure Fund, Class F	638,300	184,658

Food Products 0.4%
Thai Union Group PCL, Class F	400,700	203,510

Oil, Gas & Consumable Fuels 2.2%
PTT PCL	89,300	592,875
Thai Oil PCL	281,700	410,663

		1,003,538

Wireless Telecommunication Services 0.8%
Advanced Info Service PCL	56,570	352,825

		2,219,450

TURKEY 4.7%
Banks 1.5%
Turkiye Halk Bankasi A/S	204,832	684,980

Oil, Gas & Consumable Fuels 1.6%
Tupras Turkiye Petrol Rafinerileri A/S*	31,369	768,852

Real Estate Investment Trusts (REITs) 0.9%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	489,899	406,776

Transportation Infrastructure 0.7%
TAV Havalimanlari Holding A/S	40,796	320,565

		2,181,173

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Developing Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED ARAB EMIRATES 1.3%
Banks 0.5%
Abu Dhabi Commercial Bank PJSC	120,338	$251,586

Real Estate Management & Development 0.8%
Emaar Properties PJSC	204,641	362,674

		614,260

Total Common Stocks (cost $51,364,516)		45,214,837

Preferred Stocks 1.7%

BRAZIL 1.7%
Banks 1.7%
Banco Bradesco SA - Preference Shares	67,060	362,322
Itau Unibanco Holding SA - Preference Shares	65,442	437,600

		799,922

Total Preferred Stocks (cost $1,501,715)		799,922

Exchange Traded Fund 0.5%

UNITED STATES 0.5%
iShares MSCI Emerging Markets ETF	6,851	224,576

Total Exchange Traded Fund (cost $232,211)		224,576

Total Investments (cost $53,098,442) (b) — 99.2%		46,239,335
Other assets in excess of liabilities — 0.8%		381,417

NET ASSETS — 100.0%		$46,620,752

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	At September 30, 2015, the tax basis cost of the Fund’s investments was $53,410,303, tax unrealized appreciation and depreciation were $1,777,171 and $(8,948,139), respectively.

ADR	American Depositary Receipt
A/S	Minimum Capital Public Traded Company
Bhd	Public Limited Company
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Ltd.	Limited
OAO	Joint Stock Company
PCL	Public Company Limited
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Developing Markets Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3(a)	Total
Assets:
Common Stocks
Air Freight & Logistics	$—	$525,700	$—	$525,700
Airlines	—	289,882	—	289,882
Automobiles	—	670,222	—	670,222
Banks	1,373,387	7,161,354	—	8,534,741
Beverages	381,736	474,919	—	856,655
Capital Markets	—	431,974	—	431,974
Chemicals	—	1,362,158	—	1,362,158
Diversified Financial Services	379,548	670,478	—	1,050,026
Diversified Telecommunication Services	—	335,377	—	335,377
Electric Utilities	—	790,358	—	790,358
Electronic Equipment, Instruments & Components	—	390,225	—	390,225
Food & Staples Retailing	1,020,050	1,092,274	—	2,112,324
Food Products	717,923	236,829	—	954,752
Health Care Providers & Services	—	777,542	—	777,542
Household Products	—	460,990	—	460,990
Independent Power and Renewable Electricity Producers	—	314,740	—	314,740
Industrial Conglomerates	—	740,277	—	740,277
Information Technology Services	—	1,033,509	—	1,033,509
Insurance	—	2,156,613	—	2,156,613
Internet Software & Services	—	2,193,042	—	2,193,042
Media	138,702	390,899	—	529,601
Metals & Mining	558,102	—	—	558,102

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Developing Markets Fund (Continued)

	Level 1(a)	Level 2(a)	Level 3(a)	Total
Assets: (continued)
Common Stocks (continued)
Multiline Retail	$—	$440,761	$—	$440,761
Oil, Gas & Consumable Fuels	1,491,073	2,358,009	—	3,849,082
Paper & Forest Products	240,197	—	—	240,197
Pharmaceuticals	—	1,199,344	346,788	1,546,132
Real Estate Investment Trusts (REITs)	—	406,776	—	406,776
Real Estate Management & Development	—	1,025,477	—	1,025,477
Semiconductors & Semiconductor Equipment	—	2,004,053	—	2,004,053
Technology Hardware, Storage & Peripherals	—	3,325,921	—	3,325,921
Textiles, Apparel & Luxury Goods	—	1,430,641	—	1,430,641
Transportation Infrastructure	297,915	509,349	—	807,264
Water Utilities	229,339	—	—	229,339
Wireless Telecommunication Services	352,825	2,487,559	—	2,840,384

Total Common Stocks	$7,180,797	$37,687,252	$346,788	$45,214,837

Exchange Traded Fund	224,576	—	—	224,576
Preferred Stocks	799,922	—	—	799,922

Total	$8,205,295	$37,687,252	$346,788	$46,239,335

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

(a)	During the period ended September 30, 2015, there were two transfers of common stock investments from Level 2 to Level 1 with a market value of $1,031,397 and one transfer of common stock investments from Level 2 to Level 3 with a market value of $581,349. As of September 30, 2015, the market value of these common stock investments were $945,700 and $ 346,788, respectively.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Total
Balance as of 12/31/14	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	(234,560)	(234,560)
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	581,348	581,348
Transfers Out of Level 3	—	—

Balance as of 09/30/15	$346,788	$346,788

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 94.9%

	Shares	Market Value
BRAZIL 2.8%
Diversified Financial Services 0.4%
BTG Pactual Group	68,600	$456,295

Food & Staples Retailing 0.5%
Raia Drogasil SA	54,700	539,480

Food Products 0.6%
JBS SA	136,300	577,586

Media 0.3%
Multiplus SA	38,600	311,273

Paper & Forest Products 0.5%
Fibria Celulose SA	40,200	545,532

Water Utilities 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo	137,300	548,577

		2,978,743

CHINA 21.7%
Air Freight & Logistics 1.1%
Sinotrans Ltd., H Shares	2,492,000	1,175,983

Airlines 0.6%
Air China Ltd., H Shares	808,000	639,958

Automobiles 0.9%
Dongfeng Motor Group Co. Ltd., H Shares	754,000	946,318

Banks 4.9%
Agricultural Bank of China Ltd., H Shares	5,206,000	1,977,209
China Construction Bank Corp., H Shares	4,846,000	3,233,895

		5,211,104

Health Care Providers & Services 1.0%
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	533,700	1,118,595

Independent Power and Renewable Electricity Producers 0.6%
China Longyuan Power Group Corp., H Shares	646,000	698,701

Insurance 3.4%
PICC Property & Casualty Co., Ltd., H Shares	898,000	1,758,906
Ping An Insurance Group Co. of China Ltd., H Shares	387,500	1,936,332

		3,695,238

Internet Software & Services 4.8%
Tencent Holdings Ltd.	300,600	5,067,091

Oil, Gas & Consumable Fuels 1.8%
CNOOC Ltd.	1,886,000	1,941,878

Pharmaceuticals 1.2%
CSPC Pharmaceutical Group Ltd.	662,000	582,870
Sihuan Pharmaceutical Holdings Group Ltd.(a)	1,762,000	699,132

		1,282,002

Textiles, Apparel & Luxury Goods 1.4%
Anta Sports Products Ltd.	435,000	1,129,176
Shenzhou International Group Holdings Ltd.	66,000	341,963

		1,471,139

		23,248,007

COLOMBIA 0.6%
Banks 0.6%
Bancolombia SA, ADR	18,642	600,272

HONG KONG 5.6%
Real Estate Management & Development 1.3%
China Overseas Land & Investment Ltd.	468,000	1,422,898

Transportation Infrastructure 0.4%
COSCO Pacific Ltd.(a)	353,288	388,109

Wireless Telecommunication Services 3.9%
China Mobile Ltd.	349,000	4,177,447

		5,988,454

HUNGARY 0.8%
Pharmaceuticals 0.8%
Richter Gedeon Nyrt	57,225	909,792

INDIA 7.4%
Automobiles 0.5%
Maruti Suzuki India Ltd.	8,206	587,912

Banks 1.1%
Yes Bank Ltd.	106,533	1,189,623

Chemicals 1.0%
UPL Ltd.	157,441	1,103,362

Information Technology Services 2.2%
HCL Technologies Ltd.	157,116	2,356,283

Media 0.8%
Dish TV India Ltd.*	545,457	886,755

Pharmaceuticals 1.2%
Aurobindo Pharma Ltd.	105,819	1,243,722

Wireless Telecommunication Services 0.6%
Bharti Infratel Ltd.	118,098	639,912

		8,007,569

INDONESIA 1.1%
Banks 0.4%
Bank Negara Indonesia Persero Tbk PT	1,701,100	481,913

Diversified Telecommunication Services 0.7%
Telekomunikasi Indonesia Persero Tbk PT	4,141,100	747,887

		1,229,800

MALAYSIA 0.5%
Banks 0.5%
Malayan Banking Bhd	279,800	545,850

MEXICO 3.6%
Beverages 0.8%
Arca Continental SAB de CV	154,400	869,321

Food & Staples Retailing 1.7%
Wal-Mart de Mexico SAB de CV	715,100	1,755,930

Food Products 0.5%
Gruma SAB de CV, Class B	42,400	588,913

Transportation Infrastructure 0.6%
Grupo Aeroportuario del Centro Norte Sab de CV*	76,800	380,799
Grupo Aeroportuario del Pacifico SAB de CV, Class B	33,500	291,346

		672,145

		3,886,309

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
PERU 1.0%
Banks 1.0%
Credicorp Ltd.	10,377	$1,103,698

PHILIPPINES 0.8%
Banks 0.8%
Metropolitan Bank & Trust Co.	472,033	824,644

RUSSIA 5.1%
Banks 1.3%
Sberbank of Russia, ADR	286,188	1,408,045

Food & Staples Retailing 1.0%
Magnit PJSC, GDR Reg. S	21,711	1,038,566

Metals & Mining 1.2%
MMC Norilsk Nickel PJSC, ADR	86,889	1,248,595

Oil, Gas & Consumable Fuels 1.6%
Lukoil PJSC, ADR	32,645	1,111,888
Rosneft OAO, GDR Reg. S	188,819	698,825

		1,810,713

		5,505,919

SOUTH AFRICA 5.3%
Banks 1.6%
Barclays Africa Group Ltd.	146,003	1,795,218

Food & Staples Retailing 0.6%
Clicks Group Ltd.	96,725	627,724

Health Care Providers & Services 0.6%
Mediclinic International Ltd.	77,008	614,714

Industrial Conglomerates 1.6%
Bidvest Group Ltd. (The)	72,372	1,708,016

Multiline Retail 0.9%
Woolworths Holdings Ltd.	143,417	1,003,742

		5,749,414

SOUTH KOREA 15.8%
Banks 2.4%
DGB Financial Group, Inc.	79,716	708,892
Hana Financial Group, Inc.	36,380	812,817
KB Financial Group, Inc.	36,987	1,099,429

		2,621,138

Capital Markets 0.9%
Korea Investment Holdings Co., Ltd.	18,954	980,320

Chemicals 1.8%
LG Chem Ltd.	2,813	681,867
Lotte Chemical Corp.	5,424	1,242,951

		1,924,818

Electric Utilities 1.7%
Korea Electric Power Corp.	43,708	1,802,032

Food & Staples Retailing 0.7%
E-Mart Co., Ltd.	4,097	799,385

Food Products 0.5%
CJ CheilJedang Corp.	1,713	551,957

Household Products 0.9%
LG Household & Health Care Ltd.	1,383	1,000,862

Oil, Gas & Consumable Fuels 0.9%
S-Oil Corp.	18,034	959,626

Technology Hardware, Storage & Peripherals 5.2%
Samsung Electronics Co., Ltd.	5,723	5,490,954

Wireless Telecommunication Services 0.8%
SK Telecom Co., Ltd.	3,659	811,697

		16,942,789

TAIWAN 12.3%
Banks 1.3%
China Development Financial Holding Corp.	1,469,000	396,288
CTBC Financial Holding Co., Ltd.	1,839,862	951,080

		1,347,368

Diversified Financial Services 1.4%
Fubon Financial Holding Co., Ltd.	965,700	1,511,746

Electronic Equipment, Instruments & Components 0.7%
Largan Precision Co., Ltd.	10,000	780,449

Insurance 1.1%
China Life Insurance Co., Ltd.	1,567,317	1,193,911

Semiconductors & Semiconductor Equipment 4.3%
Advanced Semiconductor Engineering, Inc.	1,109,000	1,208,351
Powertech Technology, Inc.	310,000	561,579
Taiwan Semiconductor Manufacturing Co., Ltd.	687,000	2,753,275

		4,523,205

Technology Hardware, Storage & Peripherals 1.9%
Pegatron Corp.	857,000	2,097,329

Textiles, Apparel & Luxury Goods 1.6%
Eclat Textile Co., Ltd.	66,000	1,047,991
Pou Chen Corp.	481,000	723,571

		1,771,562

		13,225,570

THAILAND 4.6%
Beverages 1.0%
Thai Beverage PCL	2,176,500	1,049,402

Diversified Financial Services 0.4%
Jasmine Broadband Internet Infrastructure Fund, Class F	1,496,200	432,845

Food Products 0.4%
Thai Union Group PCL, Class F	858,200	435,869

Oil, Gas & Consumable Fuels 2.1%
PTT PCL	199,100	1,321,852
Thai Oil PCL	633,500	923,517

		2,245,369

Wireless Telecommunication Services 0.7%
Advanced Info Service PCL	126,650	789,912

		4,953,397

TURKEY 4.6%
Banks 1.4%
Turkiye Halk Bankasi A/S	458,255	1,532,454

Oil, Gas & Consumable Fuels 1.7%
Tupras Turkiye Petrol Rafinerileri A/S*	72,798	1,784,276

Real Estate Investment Trusts (REITs) 0.8%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,070,517	888,877

Transportation Infrastructure 0.7%
TAV Havalimanlari Holding A/S	90,147	708,352

		4,913,959

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED ARAB EMIRATES 1.3%
Banks 0.5%
Abu Dhabi Commercial Bank PJSC	274,395	$573,667

Real Estate Management & Development 0.8%
Emaar Properties PJSC	457,170	810,217

		1,383,884

Total Common Stocks (cost $115,724,339)		101,998,070

Preferred Stocks 1.7%

	Shares	Market Value
BRAZIL 1.7%
Banks 1.7%
Banco Bradesco SA - Preference Shares	148,800	803,959
Itau Unibanco Holding SA - Preference Shares	151,739	1,014,655

		1,818,614

Total Preferred Stocks (cost $3,424,358)		1,818,614

Exchange Traded Fund 2.7%

	Shares	Market Value
UNITED STATES 2.7%
iShares MSCI Emerging Markets ETF	89,876	2,946,135

Total Exchange Traded Fund (cost $3,232,250)		2,946,135

Total Investments (cost $122,380,947) (b) — 99.3%		106,762,819
Other assets in excess of liabilities — 0.7%		799,541

NET ASSETS — 100.0%		$107,562,360

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	At September 30, 2015, the tax basis cost of the Fund’s investments was $123,773,131, tax unrealized appreciation and depreciation were $3,753,617 and $(20,763,929), respectively.

ADR	American Depositary Receipt
A/S	Minimum Capital Public Traded Company
Bhd	Public Limited Company
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Ltd.	Limited
OAO	Joint Stock Company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Emerging Markets Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3(a)	Total
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,175,983	$—	$1,175,983
Airlines	—	639,958	—	639,958
Automobiles	—	1,534,230	—	1,534,230
Banks	3,112,015	16,122,979	—	19,234,994
Beverages	869,321	1,049,402	—	1,918,723
Capital Markets	—	980,320	—	980,320
Chemicals	—	3,028,180	—	3,028,180
Diversified Financial Services	889,140	1,511,746	—	2,400,886
Diversified Telecommunication Services	—	747,887	—	747,887
Electric Utilities	—	1,802,032	—	1,802,032
Electronic Equipment, Instruments & Components	—	780,449	—	780,449
Food & Staples Retailing	2,295,410	2,465,675	—	4,761,085
Food Products	1,602,368	551,957	—	2,154,325
Health Care Providers & Services	—	1,733,309	—	1,733,309
Household Products	—	1,000,862	—	1,000,862
Independent Power and Renewable Electricity Producers	—	698,701	—	698,701
Industrial Conglomerates	—	1,708,016	—	1,708,016
Information Technology Services	—	2,356,283	—	2,356,283
Insurance	—	4,889,149	—	4,889,149
Internet Software & Services	—	5,067,091	—	5,067,091

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Emerging Markets Fund (Continued)

	Level 1(a)	Level 2(a)	Level 3(a)	Total
Assets: (continued)
Common Stocks (continued)
Media	$311,273	$886,755	$—	$1,198,028
Metals & Mining	1,248,595	—	—	1,248,595
Multiline Retail	—	1,003,742	—	1,003,742
Oil, Gas & Consumable Fuels	3,357,257	5,384,605	—	8,741,862
Paper & Forest Products	545,532	—	—	545,532
Pharmaceuticals	—	2,736,384	699,132	3,435,516
Real Estate Investment Trusts (REITs)	—	888,877	—	888,877
Real Estate Management & Development	—	2,233,115	—	2,233,115
Semiconductors & Semiconductor Equipment	—	4,523,205	—	4,523,205
Technology Hardware, Storage & Peripherals	—	7,588,283	—	7,588,283
Textiles, Apparel & Luxury Goods	—	3,242,701	—	3,242,701
Transportation Infrastructure	672,145	1,096,461	—	1,768,606
Water Utilities	548,577	—	—	548,577
Wireless Telecommunication Services	789,912	5,629,056	—	6,418,968

Total Common Stocks	$16,241,545	$85,057,393	$699,132	$101,998,070

Exchange Traded Fund	2,946,135	—	—	2,946,135
Preferred Stocks	1,818,614	—	—	1,818,614

Total	$21,006,294	$85,057,393	$699,132	$106,762,819

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

(a)	During the period ended September 30, 2015, there were two transfers of common stock investments from Level 2 to Level 1 with a market value of $2,149,136 and one transfer of common stock investments from Level 2 to Level 3 with a market value of $1,172,010. As of September 30, 2015, the market value of these common stock investments were $2,111,764 and $ 699,132, respectively.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Total
Balance as of 12/31/14	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	(472,878)	(472,878)
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	1,172,010	1,172,010
Transfers Out of Level 3	—	—

Balance as of 09/30/15	$699,132	$699,132

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Flexible Fixed Income Fund

Mutual Funds 96.0%

	Shares	Market Value
Commodity 7.0%
PIMCO Variable Insurance Trust - Commodity Real Return Strategy Portfolio, Institutional Class	13,482	$103,814

Total Commodity (cost $146,966)		103,814

Fixed Income Funds 89.0%
Eaton Vance VT Floating-Rate Income Fund, ADV Class	16,438	148,762
Federated NVIT High Income Bond Fund, Class Y(a)	45,949	298,209
Nationwide Core Plus Bond Fund, Institutional Class(a)	7,399	75,326
Nationwide High Yield Bond Fund, Institutional Class(a)	18,149	103,814
NVIT Bond Index Fund, Class Y(a)	25,558	272,196
NVIT Core Bond Fund, Class Y(a)	19,379	210,653
NVIT Multi Sector Bond Fund, Class Y(a)	15,315	133,850
NVIT Short Term Bond Fund, Class Y(a)	7,166	74,813

Total Fixed Income Funds (cost $1,377,541)		1,317,623

Total Mutual Funds (cost $1,524,507)		1,421,437

Exchange Traded Fund 5.0%

	Shares	Market Value
Fixed Income Fund 5.0%
iShares JP Morgan USD Emerging Markets Bond ETF	692	73,629

Total Exchange Traded Fund (cost $79,110)		73,629

Total Investments (cost $1,603,617) (b) — 101.0%		1,495,066
Liabilities in excess of other assets — (1.0)%		(14,285)

NET ASSETS — 100.0%		$1,480,781

(a)	Investment in affiliate.
(b)	At September 30, 2015, the tax basis cost of the Fund’s investments was $1,616,143, tax unrealized appreciation and depreciation were $0 and $(121,077), respectively.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Flexible Fixed Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Flexible Moderate Growth Fund

Mutual Funds 100.7%

	Shares	Market Value
Alternative Assets 16.2%
Nationwide Portfolio Completion Fund, Institutional Class(a)	38,000	$341,241
Rydex Variable Trust - Global Managed Futures Strategy	2,529	48,359

Total Alternative Assets (cost $420,558)		389,600

Equity Funds 64.3%
Nationwide Global Equity Fund, Institutional Class(a)	8,466	120,383
Nationwide US Small Cap Value Fund, Institutional Class(a)	15,314	192,188
NVIT Emerging Markets Fund, Class Y(a)	10,564	96,770
NVIT International Index Fund, Class Y(a)	22,741	195,800
NVIT Mid Cap Index Fund, Class Y(a)	15,120	335,201
NVIT Real Estate Fund, Class Y(a)	26,810	170,245
NVIT S&P 500 Index Fund, Class Y(a)	32,692	435,788

Total Equity Funds (cost $1,750,509)		1,546,375

Fixed Income Funds 20.2%
Federated NVIT High Income Bond Fund, Class Y(a)	18,492	120,010
NVIT Core Bond Fund, Class Y(a)	33,626	365,513

Total Fixed Income Funds (cost $501,942)		485,523

Total Mutual Funds (cost $2,673,009)		2,421,498

Total Investments (cost $2,673,009) (b) — 100.7%		2,421,498
Liabilities in excess of other assets — (0.7)%		(15,660)

NET ASSETS — 100.0%		$2,405,838

(a)	Investment in affiliate.
(b)	At September 30, 2015, the tax basis cost of the Fund’s investments was $2,697,944, tax unrealized appreciation and depreciation were $392 and $(276,838), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Flexible Moderate Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 13.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 2468, Class TE, 5.50%, 07/15/17	$305,034	$315,495
Series 2517, Class BH, 5.50%, 10/15/17	625,971	649,809
Series 2509, Class LK, 5.50%, 10/15/17	885,366	918,824
Series 2985, Class JR, 4.50%, 06/15/25	7,764,542	8,418,340
Series 2922, Class GA, 5.50%, 05/15/34	1,960,689	2,107,186
Federal National Mortgage Association REMICS Series 2003-64, Class HQ, 5.00%, 07/25/23	2,952,937	3,180,041
Series 1993-149, Class M, 7.00%, 08/25/23	707,074	800,415
Series 2005-40, Class YG, 5.00%, 05/25/25	7,496,847	8,115,958
Series 2003-66, Class AP, 3.50%, 11/25/32	27,573	27,704
Series 2013-59, Class MX, 2.50%, 09/25/42	43,080,520	44,229,003

Total Collateralized Mortgage Obligations (cost $66,408,549)		68,762,775

U.S. Government Mortgage Backed Agencies 24.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# Q33547, 3.50%, 05/01/45	24,681,416	25,748,015
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 847558, 3.00%, 06/01/35(a)	3,124,662	3,346,082
Federal National Mortgage Association Pool
Pool# 383661 6.62%, 06/01/16	8,743,791	9,039,471
Pool# 462260 5.60%, 09/01/18	3,285,552	3,282,146
Pool# 874142 5.56%, 12/01/21	10,871,608	12,851,141
Pool# 932840 3.50%, 12/01/25	1,486,636	1,573,251
Pool# AB2514 3.50%, 03/01/26	2,682,126	2,838,348
Pool# AK8393 2.50%, 03/01/27	1,900,208	1,959,845
Pool# AV7733 3.50%, 01/01/29	5,820,174	6,207,603
Pool# 745684 2.34%, 04/01/34(a)	6,810,860	7,236,747
Pool# 790760 2.25%, 09/01/34(a)	2,203,607	2,344,931
Pool# 799144 1.79%, 04/01/35(a)	811,195	863,132
Pool# 822705 2.37%, 04/01/35(a)	857,418	911,569
Pool# 815217 2.26%, 05/01/35(a)	1,564,101	1,661,739
Pool# 821377 2.36%, 05/01/35(a)	1,858,924	1,978,863
Pool# 783609 2.47%, 05/01/35(a)	1,522,082	1,622,208
Pool# 826181 2.39%, 07/01/35(a)	3,893,637	4,150,403
Pool# 873932 6.31%, 08/01/36	7,406,405	8,693,184
Pool# 745866 2.37%, 09/01/36(a)	9,926,546	10,563,870
Government National Mortgage Association I Pool
Pool# 711052 3.50%, 12/15/24	96,505	101,853
Pool# 748484 3.50%, 08/15/25	429,134	453,018
Pool# 682492 3.50%, 10/15/25	1,382,020	1,458,610
Pool# 719433 3.50%, 10/15/25	796,427	843,616
Pool# 682497 3.50%, 11/15/25	1,384,310	1,469,870
Pool# 705178 3.50%, 11/15/25	438,544	462,848
Pool# 707690 3.50%, 11/15/25	108,846	114,878
Pool# 733504 3.50%, 11/15/25	1,651,585	1,753,720
Pool# 740930 3.50%, 11/15/25	629,858	666,605
Pool# 742371 3.50%, 11/15/25	496,075	523,568
Pool# 749618 3.50%, 11/15/25	1,433,673	1,513,126
Pool# 750403 3.50%, 11/15/25	359,361	381,224
Pool# 682502 3.50%, 12/15/25	1,164,641	1,235,205
Pool# 755650 3.50%, 12/15/25	4,901,146	5,196,987

Total U.S. Government Mortgage Backed Agencies (cost $116,877,043)		123,047,676

U.S. Government Sponsored & Agency Obligations 26.8%

	Principal Amount	Market Value
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17(b)	25,000,000	26,663,525
Federal Home Loan Bank 1.63%, 06/14/19	15,000,000	15,204,705
Federal National Mortgage Association 6.09%, 09/27/27	10,000,000	13,381,360
Private Export Funding Corp. 5.45%, 09/15/17	30,000,000	32,642,760
2.25%, 12/15/17	13,000,000	13,350,311
2.45%, 07/15/24	5,500,000	5,394,681

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Government Bond Fund (Continued)

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value
Tennessee Valley Authority 7.13%, 05/01/30	$20,721,000	$29,796,549
U.S. Department of Housing and Urban Development 7.08%, 08/01/16	10,000	10,113

Total U.S. Government Sponsored & Agency Obligations (cost $133,077,863)		136,444,004

U.S. Treasury Bonds 17.3%

	Principal Amount	Market Value
U.S. Treasury Bonds 3.13%, 11/15/41(c)	23,500,000	24,780,256
2.88%, 05/15/43(c)	16,000,000	15,948,752
3.75%, 11/15/43(c)	14,175,000	16,689,220
U.S. Treasury Inflation Indexed Bonds 2.50%, 01/15/29(d)	16,000,000	21,335,884
0.63%, 02/15/43(d)	10,750,000	9,399,567

Total U.S. Treasury Bonds (cost $92,571,251)		88,153,679

U.S. Treasury Notes 8.7%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes 1.38%, 07/15/18(d)	10,500,000	12,083,570
0.13%, 01/15/23(c)(d)	32,000,000	31,897,617

Total U.S. Treasury Notes (cost $47,506,858)		43,981,187

Total Investments (cost $456,441,564) (e) — 90.5%		460,389,321
Other assets in excess of liabilities — 9.5%		48,558,991

NET ASSETS — 100.0%		$508,948,312

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2015. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2015 was $26,663,525 which represents 5.24% of net assets.
(c)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $48,155,959, which was collateralized by $49,829,015 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 9.75%, and maturity dates ranging from 11/15/15 - 09/20/65.
(d)	Principal amounts are not adjusted for inflation.
(e)	At September 30, 2015, the tax basis cost of the Fund’s investments was $456,441,564, tax unrealized appreciation and depreciation were $14,013,909 and $(10,066,152), respectively.

REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Government Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2015 (Unaudited)

NVIT International Equity Fund

Common Stocks 99.1%

	Shares	Market Value
AUSTRALIA 5.1%
Airlines 0.7%
Qantas Airways Ltd.*	277,063	$727,394

Biotechnology 1.1%
CSL Ltd.	17,576	1,106,114

Capital Markets 0.2%
Magellan Financial Group Ltd.	16,577	222,546

Containers & Packaging 0.2%
Amcor Ltd.	22,967	213,590

Diversified Telecommunication Services 1.4%
Telstra Corp., Ltd.	363,625	1,437,663

Metals & Mining 0.4%
BHP Billiton Ltd.	11,486	181,413
Evolution Mining Ltd.	279,263	248,757

		430,170

Oil, Gas & Consumable Fuels 0.6%
Woodside Petroleum Ltd.	28,653	586,425

Real Estate Investment Trusts (REITs) 0.5%
GPT Group (The)	154,373	490,624

		5,214,526

AUSTRIA 0.3%
Banks 0.3%
Erste Group Bank AG*	12,113	352,014

BELGIUM 0.7%
Media 0.7%
Telenet Group Holding NV*	11,631	668,148

BRAZIL 1.5%
Beverages 0.2%
Ambev SA	40,400	197,898

Food Products 0.6%
JBS SA	161,200	683,103

Insurance 0.7%
BB Seguridade Participacoes SA	106,600	667,107

		1,548,108

CANADA 5.7%
Auto Components 0.5%
Magna International, Inc.	10,882	521,961

Banks 0.5%
Royal Bank of Canada	9,735	538,288

Commercial Services & Supplies 0.3%
Transcontinental, Inc., Class A	22,696	323,135

Containers & Packaging 0.2%
CCL Industries, Inc., Class B	1,458	204,666

Food & Staples Retailing 0.2%
North West Co., Inc. (The)	10,778	227,432

Multiline Retail 1.3%
Dollarama, Inc.	19,994	1,350,363

Oil, Gas & Consumable Fuels 1.2%
Canadian Natural Resources Ltd.	36,629	713,367
Imperial Oil Ltd.	14,638	463,765

		1,177,132

Road & Rail 1.5%
Canadian National Railway Co.	25,488	1,447,345

		5,790,322

CHINA 2.7%
Banks 2.1%
Agricultural Bank of China Ltd., H Shares	718,000	272,692
China Construction Bank Corp., H Shares	2,746,000	1,832,496

		2,105,188

Internet Software & Services 0.6%
Tencent Holdings Ltd.	36,300	611,894

		2,717,082

DENMARK 3.1%
Pharmaceuticals 2.8%
Novo Nordisk A/S, Class B	53,389	2,881,114

Textiles, Apparel & Luxury Goods 0.3%
Pandora A/S	2,731	319,033

		3,200,147

EGYPT 0.4%
Banks 0.4%
Commercial International Bank Egypt SAE, GDR REG	68,061	417,323

FAEROE ISLAND 0.5%
Food Products 0.5%
Bakkafrost P/F	16,349	522,581

FINLAND 1.5%
Machinery 1.5%
Kone OYJ, Class B	40,552	1,543,318

FRANCE 6.5%
Aerospace & Defense 1.2%
Airbus Group SE	21,388	1,266,599

Auto Components 1.0%
Valeo SA	7,248	984,112

Banks 2.4%
BNP Paribas SA	20,760	1,222,227
Societe Generale SA	30,055	1,343,187

		2,565,414

Insurance 1.1%
AXA SA	46,539	1,129,919

Oil, Gas & Consumable Fuels 0.8%
TOTAL SA	17,212	774,245

		6,720,289

GERMANY 5.0%
Auto Components 0.6%
Continental AG	2,800	598,040

Chemicals 1.0%
BASF SE	13,680	1,046,293

Food Products 0.5%
Suedzucker AG	27,979	508,797

Insurance 2.2%
Allianz SE REG	4,924	773,526
Muenchener Rueckversicherungs-Gesellschaft AG REG	7,733	1,444,251

		2,217,777

Machinery 0.5%
KION Group AG*	12,642	561,755

Media 0.1%
ProSiebenSat.1 Media SE	2,031	99,693

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Textiles, Apparel & Luxury Goods 0.1%
HUGO BOSS AG	1,168	$131,331

		5,163,686

HONG KONG 4.1%
Independent Power and Renewable Electricity Producers 0.1%
China Resources Power Holdings Co., Ltd.	44,000	101,018

Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd.	15,732	204,636

Pharmaceuticals 0.1%
Sino Biopharmaceutical Ltd.	108,000	133,743

Real Estate Investment Trusts (REITs) 0.7%
Link REIT	126,500	696,437

Real Estate Management & Development 2.2%
Cheung Kong Property Holdings Ltd.	15,732	115,258
China Overseas Land & Investment Ltd.	286,000	869,549
Wharf Holdings Ltd. (The)	178,000	1,004,349
Wheelock & Co., Ltd.	64,000	277,947

		2,267,103

Wireless Telecommunication Services 0.8%
China Mobile Ltd.	65,500	784,019

		4,186,956

INDIA 1.5%
Automobiles 0.4%
Tata Motors Ltd., ADR*	18,872	424,620

Information Technology Services 1.0%
Infosys Ltd., ADR	52,220	996,880

Pharmaceuticals 0.1%
Dr. Reddy’s Laboratories Ltd., ADR	2,100	134,211

		1,555,711

INDONESIA 0.1%
Banks 0.1%
Bank Rakyat Indonesia Persero Tbk PT	221,700	131,268

IRELAND 1.7%
Life Sciences Tools & Services 0.6%
ICON PLC*	8,961	635,962

Pharmaceuticals 1.1%
Shire PLC	16,478	1,126,469

		1,762,431

ITALY 1.0%
Oil, Gas & Consumable Fuels 1.0%
Eni SpA	64,401	1,013,050

JAPAN 16.5%
Auto Components 0.8%
Sanden Holdings Corp.	22,000	68,542
Sumitomo Rubber Industries Ltd.	50,700	703,776

		772,318

Automobiles 1.5%
Fuji Heavy Industries Ltd.	3,100	111,552
Nissan Motor Co., Ltd.	151,900	1,396,659

		1,508,211

Banks 4.3%
Hokkoku Bank Ltd. (The)	27,000	109,550
Hyakugo Bank Ltd. (The)	22,000	106,075
Mitsubishi UFJ Financial Group, Inc.	58,800	355,284
Nishi-Nippon City Bank Ltd. (The)	97,000	266,537
San-In Godo Bank Ltd. (The)	51,000	499,224
Senshu Ikeda Holdings, Inc.	161,300	700,194
Sumitomo Mitsui Financial Group, Inc.	65,100	2,468,612

		4,505,476

Building Products 0.3%
TOTO Ltd.	9,500	296,055

Capital Markets 0.2%
Nomura Holdings, Inc.	33,700	195,607

Chemicals 1.4%
Asahi Kasei Corp.	72,000	507,704
Mitsui Chemicals, Inc.	149,000	477,542
Nihon Nohyaku Co. Ltd.	30,200	203,384
Showa Denko KK	94,000	103,167
Sumitomo Chemical Co., Ltd.	19,000	96,078

		1,387,875

Commercial Services & Supplies 0.2%
Nissha Printing Co., Ltd.	12,000	229,406

Construction & Engineering 0.1%
Hazama Ando Corp.	20,800	133,050

Electrical Equipment 0.8%
Mitsubishi Electric Corp.	86,000	787,807

Electronic Equipment, Instruments & Components 1.7%
Alps Electric Co., Ltd.	9,200	259,808
Murata Manufacturing Co., Ltd.	11,000	1,420,920
Oki Electric Industry Co., Ltd.	52,000	81,088

		1,761,816

Health Care Equipment & Supplies 0.3%
HOYA Corp.	2,800	91,705
Nipro Corp.	24,800	254,836

		346,541

Health Care Providers & Services 0.3%
Medipal Holdings Corp.	18,000	285,606

Insurance 0.9%
Sompo Japan Nipponkoa Holdings, Inc.	32,100	932,340

Machinery 1.1%
Kyokuto Kaihatsu Kogyo Co., Ltd.	11,700	117,046
Minebea Co., Ltd.	74,000	785,539
Sumitomo Heavy Industries Ltd.	65,000	257,568

		1,160,153

Metals & Mining 0.3%
Mitsubishi Materials Corp.	89,000	270,420

Pharmaceuticals 0.1%
Kaken Pharmaceutical Co., Ltd.	1,500	139,226

Road & Rail 0.7%
West Japan Railway Co.	11,300	708,238

Trading Companies & Distributors 0.5%
Kanamoto Co., Ltd.	12,100	217,729
Marubeni Corp.	48,300	236,640
Nishio Rent All Co. Ltd.	4,400	86,371

		540,740

Wireless Telecommunication Services 1.0%
KDDI Corp.	44,700	1,000,525

		16,961,410

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
MALAYSIA 0.7%
Electric Utilities 0.6%
Tenaga Nasional Bhd	219,100	$599,247

Health Care Equipment & Supplies 0.1%
Top Glove Corp. Bhd	60,200	110,497

		709,744

MALTA 0.2%
Hotels, Restaurants & Leisure 0.2%
Unibet Group PLC, SDR	1,833	153,461

MEXICO 1.0%
Beverages 0.2%
Arca Continental SAB de CV	37,100	208,885

Construction & Engineering 0.1%
Promotora y Operadora de Infraestructura SAB de CV*	12,800	140,835

Consumer Finance 0.2%
Gentera SAB de CV	149,900	245,357

Household Products 0.5%
Kimberly-Clark de Mexico SAB de CV, Class A	198,400	448,676

		1,043,753

NETHERLANDS 2.8%
Diversified Financial Services 0.8%
Euronext NV(a)	18,764	800,395

Food & Staples Retailing 0.5%
Koninklijke Ahold NV	24,558	479,078

Insurance 0.9%
Aegon NV	162,809	933,570

Oil, Gas & Consumable Fuels 0.2%
Royal Dutch Shell PLC, Class A	9,669	228,257

Semiconductors & Semiconductor Equipment 0.2%
NXP Semiconductors NV*	2,272	197,823

Software 0.2%
AVG Technologies NV*	8,368	182,004

		2,821,127

NORWAY 1.4%
Banks 0.3%
DNB ASA	21,658	281,865

Diversified Telecommunication Services 0.6%
Telenor ASA	31,389	586,553

Oil, Gas & Consumable Fuels 0.5%
Statoil ASA	37,268	543,334

		1,411,752

PERU 0.2%
Banks 0.2%
Credicorp Ltd.	1,959	208,359

POLAND 0.3%
Oil, Gas & Consumable Fuels 0.3%
Polskie Gornictwo Naftowe i Gazownictwo SA	173,943	299,015

PORTUGAL 0.3%
Oil, Gas & Consumable Fuels 0.3%
Galp Energia SGPS SA	27,282	269,214

RUSSIA 1.0%
Oil, Gas & Consumable Fuels 0.9%
Gazprom PAO, ADR	28,044	113,140
Lukoil PJSC, ADR	14,965	509,708
Tatneft PAO, ADR	9,500	266,406

		889,254

Wireless Telecommunication Services 0.1%
Mobile TeleSystems PJSC, ADR	12,400	89,528

		978,782

SINGAPORE 1.0%
Food Products 0.2%
Wilmar International Ltd.	84,900	153,620

Road & Rail 0.8%
ComfortDelGro Corp., Ltd.	419,000	846,456

		1,000,076

SOUTH AFRICA 2.3%
Banks 0.2%
Capitec Bank Holdings Ltd.	4,881	176,653

Diversified Financial Services 0.4%
FirstRand Ltd.	113,471	403,219

Food & Staples Retailing 0.1%
Clicks Group Ltd.	20,004	129,822

Food Products 0.6%
AVI Ltd.	95,147	601,925

Oil, Gas & Consumable Fuels 0.6%
Sasol Ltd.	20,364	570,451

Paper & Forest Products 0.4%
Mondi PLC	21,634	453,431

		2,335,501

SOUTH KOREA 4.0%
Aerospace & Defense 0.2%
Korea Aerospace Industries Ltd.	4,377	252,126

Biotechnology 0.3%
Medy-Tox, Inc.	748	270,579

Chemicals 0.2%
Hyosung Corp.	2,012	192,192

Electric Utilities 1.8%
Korea Electric Power Corp.	46,094	1,900,404

Personal Products 0.4%
AMOREPACIFIC Group	2,720	375,650

Technology Hardware, Storage & Peripherals 0.9%
Samsung Electronics Co., Ltd.	946	907,643

Tobacco 0.2%
KT&G Corp.	2,303	216,863

		4,115,457

SPAIN 1.9%
Banks 0.8%
Banco Bilbao Vizcaya Argentaria SA	43,135	364,742
Banco Santander SA	53,963	286,944
CaixaBank SA	64,880	250,388

		902,074

Diversified Financial Services 0.7%
Bolsas y Mercados Espanoles SHMSF SA	21,090	713,438

Electric Utilities 0.2%
Red Electrica Corp. SA	2,205	183,094

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SPAIN (continued)
Electrical Equipment 0.2%
Gamesa Corp. Tecnologica SA	12,119	$168,234

		1,966,840

SWEDEN 0.8%
Metals & Mining 0.8%
Boliden AB	51,069	799,646

SWITZERLAND 5.5%
Beverages 0.1%
Coca-Cola HBC AG*	5,539	117,253

Biotechnology 0.5%
Actelion Ltd. REG*	3,909	496,818

Capital Markets 0.5%
UBS Group AG REG	27,124	501,472

Food Products 0.9%
Chocoladefabriken Lindt & Spruengli AG	29	170,031
Nestle SA REG	9,416	708,137

		878,168

Insurance 0.3%
Swiss Life Holding AG REG*	1,261	281,285

Pharmaceuticals 3.2%
Roche Holding AG	12,520	3,323,704

		5,598,700

TAIWAN 3.1%
Electronic Equipment, Instruments & Components 0.8%
Largan Precision Co., Ltd.	11,000	858,494

Personal Products 0.4%
Grape King Bio Ltd.	75,000	373,065

Semiconductors & Semiconductor Equipment 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	390,000	1,562,994

Textiles, Apparel & Luxury Goods 0.4%
Feng TAY Enterprise Co., Ltd.	59,740	372,334

		3,166,887

THAILAND 0.3%
Construction Materials 0.3%
Tipco Asphalt PCL REG	363,800	296,003

TURKEY 0.2%
Diversified Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	92,987	183,530

UNITED KINGDOM 14.0%
Banks 0.9%
Barclays PLC	106,359	393,612
Lloyds Banking Group PLC	454,331	517,239

		910,851

Commercial Services & Supplies 0.5%
Rentokil Initial PLC	251,047	560,783

Consumer Finance 0.5%
Provident Financial PLC	11,018	524,127

Diversified Telecommunication Services 2.2%
BT Group PLC	333,522	2,122,715

Electric Utilities 0.1%
SSE PLC	4,684	106,013

Food & Staples Retailing 0.3%
J Sainsbury PLC	84,718	335,047

Hotels, Restaurants & Leisure 1.7%
Compass Group PLC	109,655	1,751,507

Household Durables 1.6%
Bellway PLC	33,158	1,249,366
Taylor Wimpey PLC	142,948	423,523

		1,672,889

Information Technology Services 0.2%
Optimal Payments PLC*	40,521	198,697

Internet Software & Services 0.5%
Auto Trader Group PLC*(a)	79,504	409,047
Moneysupermarket.com Group PLC	27,863	142,659

		551,706

Media 1.4%
ITV PLC	371,076	1,382,798

Metals & Mining 0.2%
Anglo American PLC	20,136	168,198

Multiline Retail 0.6%
Next PLC	5,658	652,040

Multi-Utilities 0.7%
Centrica PLC	218,182	757,970

Personal Products 0.5%
Unilever NV, CVA	12,682	508,358

Software 0.1%
Micro Focus International PLC	7,713	140,526

Specialty Retail 0.7%
Howden Joinery Group PLC	94,523	697,516

Tobacco 1.3%
British American Tobacco PLC	24,655	1,360,358

		14,402,099

UNITED STATES 0.2%
Pharmaceuticals 0.2%
Valeant Pharmaceuticals International, Inc.*	1,230	219,547

Total Common Stocks (cost $107,419,859)		101,447,863

Preferred Stock 0.2%
	Shares	Market Value
BRAZIL 0.2%
Banks 0.2%
Banco Bradesco SA - Preference Shares	31,340	169,328

Total Preferred Stock (cost $381,413)		169,328

Total Investments (cost $107,801,272) (b) — 99.3%		101,617,191
Other assets in excess of liabilities — 0.7%		679,302

NET ASSETS — 100.0%		$102,296,493

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Equity Fund (Continued)

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2015 was $1,209,442 which represents 1.18% of net assets.
(b)	At September 30, 2015, the tax basis cost of the Fund’s investments was $107,875,330, tax unrealized appreciation and depreciation were $5,316,747 and $(11,574,886), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
Bhd	Public Limited Company
CVA	Dutch Certificate
GDR	Global Depositary Receipt
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PAO	Public Stock Company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$1,518,725	$—	$1,518,725
Airlines	—	727,394	—	727,394
Auto Components	521,961	2,354,470	—	2,876,431
Automobiles	424,620	1,508,211	—	1,932,831
Banks	746,647	12,348,126	—	13,094,773
Beverages	406,783	117,253	—	524,036
Biotechnology	—	1,873,511	—	1,873,511
Building Products	—	296,055	—	296,055
Capital Markets	—	919,625	—	919,625
Chemicals	—	2,626,360	—	2,626,360
Commercial Services & Supplies	323,135	790,189	—	1,113,324
Construction & Engineering	140,835	133,050	—	273,885
Construction Materials	296,003	—	—	296,003
Consumer Finance	245,357	524,127	—	769,484
Containers & Packaging	204,666	213,590	—	418,256
Diversified Financial Services	—	1,917,052	—	1,917,052
Diversified Telecommunication Services	—	4,330,461	—	4,330,461
Electric Utilities	—	2,788,758	—	2,788,758
Electrical Equipment	—	956,041	—	956,041
Electronic Equipment, Instruments & Components	—	2,620,310	—	2,620,310
Food & Staples Retailing	227,432	943,947	—	1,171,379
Food Products	683,103	2,665,091	—	3,348,194
Health Care Equipment & Supplies	—	457,038	—	457,038

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Equity Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Providers & Services	$—	$285,606	$—	$285,606
Hotels, Restaurants & Leisure	—	1,904,968	—	1,904,968
Household Durables	—	1,672,889	—	1,672,889
Household Products	448,676	—	—	448,676
Independent Power and Renewable Electricity Producers	—	101,018	—	101,018
Industrial Conglomerates	—	204,636	—	204,636
Information Technology Services	996,880	—	—	996,880
Insurance	667,107	5,494,891	—	6,161,998
Internet Software & Services	—	1,163,600	—	1,163,600
IT Services	—	198,697	—	198,697
Life Sciences Tools & Services	635,962	—	—	635,962
Machinery	—	3,265,226	—	3,265,226
Media	—	2,150,639	—	2,150,639
Metals & Mining	—	1,668,434	—	1,668,434
Multiline Retail	1,350,363	652,040	—	2,002,403
Multi-Utilities	—	757,970	—	757,970
Oil, Gas & Consumable Fuels	1,686,840	4,663,537	—	6,350,377
Paper & Forest Products	—	453,431	—	453,431
Personal Products	—	1,257,073	—	1,257,073
Pharmaceuticals	353,758	7,604,256	—	7,958,014
Real Estate Investment Trusts (REITs)	—	1,187,061	—	1,187,061
Real Estate Management & Development	—	2,267,103	—	2,267,103
Road & Rail	1,447,345	1,554,694	—	3,002,039
Semiconductors & Semiconductor Equipment	197,823	1,562,994	—	1,760,817
Software	182,004	140,526	—	322,530
Specialty Retail	—	697,516	—	697,516
Technology Hardware, Storage & Peripherals	—	907,643	—	907,643
Textiles, Apparel & Luxury Goods	—	822,698	—	822,698
Tobacco	—	1,577,221	—	1,577,221
Trading Companies & Distributors	—	540,740	—	540,740
Wireless Telecommunication Services	89,528	1,784,544	—	1,874,072

Total Common Stocks	$12,276,828	$89,171,035	$—	$101,447,863

Preferred Stock	169,328	—	—	169,328

Total	$12,446,156	$89,171,035	$—	$101,617,191

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2015 (Unaudited)

NVIT International Index Fund

Common Stocks 97.9%

	Shares	Market Value
AUSTRALIA 6.4%
Airlines 0.0%†
Qantas Airways Ltd.*	81,457	$213,855

Banks 2.2%
Australia & New Zealand Banking Group Ltd.	396,357	7,572,847
Bank of Queensland Ltd.	48,389	396,134
Bendigo & Adelaide Bank Ltd.	61,459	429,523
Commonwealth Bank of Australia(a)	241,048	12,372,640
National Australia Bank Ltd.	375,168	7,939,649
Westpac Banking Corp.	445,247	9,353,252

		38,064,045

Beverages 0.1%
Coca-Cola Amatil Ltd.	85,786	543,843
Treasury Wine Estates Ltd.	83,457	386,716

		930,559

Biotechnology 0.3%
CSL Ltd.	66,698	4,197,520

Capital Markets 0.2%
Macquarie Group Ltd.	43,853	2,376,618
Platinum Asset Management Ltd.	31,853	152,183

		2,528,801

Chemicals 0.1%
Incitec Pivot Ltd.	221,936	611,709
Orica Ltd.(a)	52,366	555,784

		1,167,493

Commercial Services & Supplies 0.1%
Brambles Ltd.	239,816	1,647,411

Construction & Engineering 0.0%†
CIMIC Group Ltd.	12,997	215,918

Construction Materials 0.0%†
Boral Ltd.	101,630	377,980

Containers & Packaging 0.1%
Amcor Ltd.	165,696	1,540,948

Diversified Financial Services 0.1%
ASX Ltd.	32,228	860,409

Diversified Telecommunication Services 0.2%
Telstra Corp., Ltd.	603,599	2,386,447
TPG Telecom Ltd.	35,140	269,324

		2,655,771

Electric Utilities 0.0%†
AusNet Services	218,957	210,459

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.(a)	25,127	105,187

Food & Staples Retailing 0.5%
Wesfarmers Ltd.(a)	163,916	4,531,151
Woolworths Ltd.(a)	177,465	3,110,712

		7,641,863

Gas Utilities 0.1%
APA Group	160,613	969,368

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.	7,895	464,555

Health Care Providers & Services 0.1%
Healthscope Ltd.	152,839	274,710
Ramsay Health Care Ltd.	19,678	811,599
Sonic Healthcare Ltd.	55,142	709,255

		1,795,564

Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd.	74,945	455,816
Crown Resorts Ltd.(a)	51,418	359,642
Flight Centre Travel Group Ltd.(a)	9,355	238,278
Tabcorp Holdings Ltd.	113,718	374,379
Tatts Group Ltd.	216,985	575,700

		2,003,815

Information Technology Services 0.0%†
Computershare Ltd.(a)	62,987	470,355

Insurance 0.4%
AMP Ltd.	415,803	1,633,101
Insurance Australia Group Ltd.	340,042	1,162,646
Medibank Pvt Ltd.	365,784	623,160
QBE Insurance Group Ltd.	191,897	1,747,566
Suncorp Group Ltd.	177,930	1,530,666

		6,697,139

Media 0.0%†
REA Group Ltd.(a)	7,549	236,398

Metals & Mining 0.8%
Alumina Ltd.	340,309	270,743
BHP Billiton Ltd.	457,789	7,230,457
BHP Billiton PLC	296,753	4,517,063
Fortescue Metals Group Ltd.(a)	202,077	260,868
Iluka Resources Ltd.	53,872	236,673
Newcrest Mining Ltd.*	106,884	961,825
South32 Ltd.*(a)	744,414	719,545

		14,197,174

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	77,058	211,074

Multi-Utilities 0.1%
AGL Energy Ltd.	96,433	1,085,312

Oil, Gas & Consumable Fuels 0.2%
Caltex Australia Ltd.	38,521	850,346
Origin Energy Ltd.(b)	154,777	662,692
Santos Ltd.(a)	147,224	416,621
Woodside Petroleum Ltd.	104,214	2,132,891

		4,062,550

Professional Services 0.0%†
Seek Ltd.(a)	43,053	364,867

Real Estate Investment Trusts (REITs) 0.5%
BGP Holdings PLC*(b)	848,508	0
Dexus Property Group	137,409	692,943
Federation Centres	492,663	951,353
Goodman Group	247,784	1,024,219
GPT Group (The)	251,479	799,244
Mirvac Group	631,428	766,659
Scentre Group	756,634	2,082,485
Stockland	323,263	878,245
Westfield Corp.	271,616	1,911,280

		9,106,428

Real Estate Management & Development 0.0%†
Lend Lease Group	80,136	709,457

Road & Rail 0.1%
Asciano Ltd.	135,961	804,931
Aurizon Holdings Ltd.	295,566	1,044,189

		1,849,120

Transportation Infrastructure 0.1%
Sydney Airport	144,242	606,216

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)
Transportation Infrastructure (continued)
Transurban Group	269,349	$1,886,735

		2,492,951

		109,074,346

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG*	38,435	1,116,955
Raiffeisen Bank International AG*	14,955	196,542

		1,313,497

Machinery 0.0%†
ANDRITZ AG	10,261	462,370

Metals & Mining 0.1%
voestalpine AG	15,885	546,166

Oil, Gas & Consumable Fuels 0.0%†
OMV AG(a)	20,339	494,893

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG*(b)	51,561	0

		2,816,926

BELGIUM 1.3%
Banks 0.1%
KBC Groep NV	35,266	2,230,292

Beverages 0.7%
Anheuser-Busch InBev SA/NV	114,475	12,175,051

Chemicals 0.1%
Solvay SA	8,197	837,735
Umicore SA(a)	14,160	546,099

		1,383,834

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	10,943	825,804

Diversified Telecommunication Services 0.0%†
Proximus	20,402	705,745

Food & Staples Retailing 0.1%
Colruyt SA*	12,915	622,461
Delhaize Group	14,646	1,298,231

		1,920,692

Insurance 0.1%
Ageas	26,841	1,103,069

Media 0.0%†
Telenet Group Holding NV*	9,787	562,219

Pharmaceuticals 0.1%
UCB SA	17,367	1,360,578

		22,267,284

BERMUDA 0.0%†
Energy Equipment & Services 0.0%†
Seadrill Ltd.*(a)	51,140	298,670

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta PLC	51,942	393,445

CHINA 0.0%†
Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	269,200	215,253

DENMARK 1.8%
Banks 0.2%
Danske Bank A/S	98,216	2,968,122

Beverages 0.1%
Carlsberg A/S, Class B	15,316	1,176,903

Chemicals 0.1%
Novozymes A/S, Class B	34,202	1,492,648

Commercial Services & Supplies 0.0%†
ISS A/S	20,663	686,357

Diversified Telecommunication Services 0.0%†
TDC A/S	117,189	604,383

Electrical Equipment 0.1%
Vestas Wind Systems A/S	32,381	1,683,457

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	15,801	1,120,275
William Demant Holding A/S*	2,701	224,394

		1,344,669

Insurance 0.0%†
Tryg A/S	17,914	348,058

Marine 0.1%
AP Moeller - Maersk A/S, Class A	547	823,951
AP Moeller - Maersk A/S, Class B	1,005	1,549,190

		2,373,141

Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B	279,254	15,069,823

Road & Rail 0.1%
DSV A/S	23,453	876,367

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	16,365	1,911,744

		30,535,672

FINLAND 0.9%
Auto Components 0.0%†
Nokian Renkaat OYJ	17,325	560,838

Communications Equipment 0.2%
Nokia OYJ	539,152	3,686,613

Diversified Telecommunication Services 0.1%
Elisa OYJ	19,137	647,351

Electric Utilities 0.1%
Fortum OYJ	71,002	1,050,540

Insurance 0.2%
Sampo OYJ, Class A	62,825	3,040,549

Machinery 0.2%
Kone OYJ, Class B(a)	49,143	1,870,272
Metso OYJ(a)	14,191	295,212
Wartsila OYJ Abp(a)	21,330	846,424

		3,011,908

Oil, Gas & Consumable Fuels 0.0%†
Neste OYJ	17,544	403,774

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	75,569	571,795
UPM-Kymmene OYJ	76,202	1,143,847

		1,715,642

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,127	496,730

		14,613,945

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE 9.7%
Aerospace & Defense 0.6%
Airbus Group SE	85,509	$5,063,847
Safran SA	41,025	3,084,737
Thales SA	14,386	1,003,064
Zodiac Aerospace	32,921	755,874

		9,907,522

Air Freight & Logistics 0.0%†
Bollore SA	122,092	595,253

Auto Components 0.2%
Cie Generale des Etablissements Michelin	26,079	2,386,083
Valeo SA	11,181	1,518,124

		3,904,207

Automobiles 0.2%
Peugeot SA*(a)	61,434	930,883
Renault SA	27,062	1,952,598

		2,883,481

Banks 0.9%
BNP Paribas SA	151,092	8,895,407
Credit Agricole SA	145,358	1,673,467
Natixis SA	134,809	746,410
Societe Generale SA	101,808	4,549,901

		15,865,185

Beverages 0.2%
Pernod Ricard SA	29,836	3,012,491
Remy Cointreau SA	3,751	246,507

		3,258,998

Building Products 0.2%
Cie de Saint-Gobain	70,238	3,048,355

Chemicals 0.4%
Air Liquide SA	48,426	5,741,010
Arkema SA	9,246	599,308

		6,340,318

Commercial Services & Supplies 0.1%
Edenred(a)	29,815	488,209
Societe BIC SA	3,954	614,411

		1,102,620

Communications Equipment 0.1%
Alcatel-Lucent*	385,434	1,422,137

Construction & Engineering 0.3%
Bouygues SA	28,052	995,534
Vinci SA	69,048	4,390,670

		5,386,204

Construction Materials 0.0%†
Imerys SA	4,676	300,398

Diversified Financial Services 0.1%
Eurazeo SA	5,307	353,470
Wendel SA	4,583	537,344

		890,814

Diversified Telecommunication Services 0.5%
Iliad SA	3,581	724,409
Orange SA	280,020	4,244,896
Vivendi SA	166,828	3,952,441

		8,921,746

Electric Utilities 0.0%†
Electricite de France SA	35,531	627,389

Electrical Equipment 0.4%
Alstom SA*	29,973	927,099
Legrand SA	37,692	2,005,331
Schneider Electric SE	80,174	4,489,669

		7,422,099

Electronic Equipment, Instruments & Components 0.1%
Ingenico Group	7,734	934,549

Energy Equipment & Services 0.0%†
Technip SA	14,993	709,523

Food & Staples Retailing 0.2%
Carrefour SA	77,801	2,305,745
Casino Guichard Perrachon SA	7,741	412,246

		2,717,991

Food Products 0.3%
Danone SA	81,395	5,137,910

Health Care Equipment & Supplies 0.2%
Essilor International SA	28,714	3,507,943

Hotels, Restaurants & Leisure 0.1%
Accor SA	29,502	1,383,267
Sodexo SA	12,968	1,076,010

		2,459,277

Information Technology Services 0.2%
AtoS	12,401	953,220
Cap Gemini SA	21,620	1,930,726

		2,883,946

Insurance 0.5%
AXA SA	278,648	6,765,285
CNP Assurances	23,293	323,653
SCOR SE	24,967	896,572

		7,985,510

Media 0.2%
Eutelsat Communications SA	22,815	699,760
JCDecaux SA(a)	11,513	418,509
Lagardere SCA	17,990	498,488
Numericable-SFR SAS*	12,884	596,455
Publicis Groupe SA	26,395	1,803,908

		4,017,120

Multi-Utilities 0.3%
Engie	203,403	3,291,160
Suez Environnement Co.	41,889	752,719
Veolia Environnement SA	67,927	1,549,153

		5,593,032

Oil, Gas & Consumable Fuels 0.8%
TOTAL SA	307,770	13,844,381

Personal Products 0.4%
L’Oreal SA	35,310	6,137,376

Pharmaceuticals 0.9%
Sanofi	168,112	16,004,281

Professional Services 0.0%†
Bureau Veritas SA	37,354	788,554

Real Estate Investment Trusts (REITs) 0.4%
Fonciere des Regions	3,775	329,161
Gecina SA	4,829	588,902
ICADE	4,269	289,643
Klepierre	27,446	1,243,918
Unibail-Rodamco SE	13,776	3,570,518

		6,022,142

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Software 0.1%
Dassault Systemes	18,189	$1,344,260

Textiles, Apparel & Luxury Goods 0.7%
Christian Dior SE	7,458	1,397,290
Hermes International	3,795	1,381,430
Kering	10,808	1,769,208
LVMH Moet Hennessy Louis Vuitton SE	40,244	6,851,263

		11,399,191

Trading Companies & Distributors 0.0%†
Rexel SA	38,788	477,501

Transportation Infrastructure 0.1%
Aeroports de Paris	4,585	520,399
Groupe Eurotunnel SE REG	65,126	887,307

		1,407,706

		165,248,919

GERMANY 8.3%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	135,965	3,766,640

Airlines 0.0%†
Deutsche Lufthansa AG REG*	30,502	424,612

Auto Components 0.2%
Continental AG	15,457	3,301,397

Automobiles 0.9%
Bayerische Motoren Werke AG	46,513	4,057,920
Daimler AG REG	136,341	9,926,046
Volkswagen AG	4,926	580,396

		14,564,362

Banks 0.1%
Commerzbank AG*	148,082	1,564,010

Capital Markets 0.3%
Deutsche Bank AG REG	193,677	5,226,799

Chemicals 1.1%
BASF SE	131,301	10,042,346
Evonik Industries AG	19,705	659,774
K+S AG REG	29,850	1,001,569
Lanxess AG	13,456	630,051
Linde AG	27,156	4,410,802
Symrise AG	19,363	1,166,684

		17,911,226

Construction Materials 0.1%
HeidelbergCement AG	21,453	1,473,220

Diversified Financial Services 0.1%
Deutsche Boerse AG	27,132	2,339,973

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG REG	455,698	8,112,119
Telefonica Deutschland Holding AG	91,054	556,793

		8,668,912

Electrical Equipment 0.0%†
OSRAM Licht AG	14,758	764,588

Food & Staples Retailing 0.0%†
METRO AG	23,720	656,283

Health Care Providers & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	30,571	2,389,276
Fresenius SE & Co. KGaA	53,258	3,575,093

		5,964,369

Hotels, Restaurants & Leisure 0.1%
TUI AG	73,451	1,357,125

Household Products 0.1%
Henkel AG & Co. KGaA	14,456	1,277,738

Industrial Conglomerates 0.6%
Siemens AG REG	113,230	10,115,627

Insurance 0.9%
Allianz SE REG	65,305	10,258,958
Hannover Rueck SE	8,464	866,977
Muenchener Rueckversicherungs-Gesellschaft AG REG	23,367	4,364,128

		15,490,063

Internet Software & Services 0.0%†
United Internet AG REG	16,995	861,619

Machinery 0.1%
GEA Group AG	25,180	960,124
MAN SE	5,372	547,240

		1,507,364

Media 0.1%
Axel Springer SE(a)	8,061	450,781
Kabel Deutschland Holding AG*	2,844	370,881
ProSiebenSat.1 Media SE	29,975	1,471,341

		2,293,003

Metals & Mining 0.1%
ThyssenKrupp AG	51,173	899,210

Multi-Utilities 0.2%
E.ON SE	281,136	2,412,551
RWE AG	68,961	783,654

		3,196,205

Personal Products 0.1%
Beiersdorf AG	13,904	1,232,465

Pharmaceuticals 1.0%
Bayer AG REG	117,133	15,027,980
Merck KGaA	18,170	1,608,705

		16,636,685

Real Estate Management & Development 0.2%
Deutsche Wohnen AG - Bearer Shares	47,131	1,260,494
Vonovia SE	64,764	2,084,496

		3,344,990

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	159,177	1,788,423

Software 0.5%
SAP SE	140,656	9,112,217

Textiles, Apparel & Luxury Goods 0.2%
adidas AG	29,409	2,371,169
HUGO BOSS AG	9,412	1,058,291

		3,429,460

Trading Companies & Distributors 0.1%
Brenntag AG	21,333	1,150,997

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,662	350,098

		140,669,680

HONG KONG 2.9%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	158,000	297,542

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)
Banks 0.2%
Bank of East Asia Ltd. (The)(a)	167,740	$563,963
BOC Hong Kong Holdings Ltd.	528,500	1,558,694
Hang Seng Bank Ltd.	107,500	1,939,133

		4,061,790

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	341,750	208,795
Hong Kong Exchanges and Clearing Ltd.	154,400	3,542,090

		3,750,885

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	404,220	480,367
PCCW Ltd.	546,000	281,057

		761,424

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	93,000	833,537
CLP Holdings Ltd.	269,000	2,299,672
Power Assets Holdings Ltd.	195,000	1,845,259

		4,978,468

Food Products 0.0%†
WH Group Ltd.*(a)(c)	815,000	405,590

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	981,930	1,841,289

Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group Ltd.	333,000	852,908
Shangri-La Asia Ltd.	162,833	141,368
SJM Holdings Ltd.(a)	263,000	187,246

		1,181,522

Household Durables 0.0%†
Techtronic Industries Co., Ltd.	202,000	753,067

Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd.	389,516	5,066,683
NWS Holdings Ltd.	190,836	251,554

		5,318,237

Insurance 0.5%
AIA Group Ltd.	1,721,800	8,954,652

Real Estate Investment Trusts (REITs) 0.1%
Link REIT	322,500	1,775,501

Real Estate Management & Development 0.8%
Cheung Kong Property Holdings Ltd.	396,016	2,901,341
Hang Lung Properties Ltd.	325,000	731,042
Henderson Land Development Co., Ltd.	159,137	951,589
Hysan Development Co., Ltd.(a)	102,000	424,715
Kerry Properties Ltd.	94,500	259,460
New World Development Co., Ltd.	702,926	684,569
Sino Land Co., Ltd.	403,000	613,612
Sun Hung Kai Properties Ltd.	252,000	3,286,915
Swire Pacific Ltd., Class A	85,000	952,726
Swire Properties Ltd.	213,800	592,589
Wharf Holdings Ltd. (The)	189,500	1,069,236
Wheelock & Co., Ltd.	129,000	560,237

		13,028,031

Road & Rail 0.1%
MTR Corp., Ltd.	194,500	845,687

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	32,600	213,817

Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd.	807,600	618,649
Yue Yuen Industrial Holdings Ltd.	104,500	388,789

		1,007,438

Trading Companies & Distributors 0.0%†
Noble Group Ltd.(a)	731,245	213,966

		49,388,906

IRELAND 0.9%
Airlines 0.0%†
Ryanair Holdings PLC	5,422	79,334
Ryanair Holdings PLC, ADR	3,400	266,220

		345,554

Banks 0.1%
Bank of Ireland*	4,204,301	1,643,847

Construction Materials 0.2%
CRH PLC	114,916	3,033,565
James Hardie Industries PLC, CDI	66,590	803,813

		3,837,378

Food Products 0.1%
Kerry Group PLC, Class A(a)	22,363	1,682,380

Pharmaceuticals 0.4%
Shire PLC	85,264	5,828,815

Professional Services 0.1%
Experian PLC	139,169	2,234,116

		15,572,090

ISRAEL 0.6%
Banks 0.1%
Bank Hapoalim BM	155,166	780,815
Bank Leumi Le-Israel BM*	195,321	729,068
Mizrahi Tefahot Bank Ltd.	16,479	194,858

		1,704,741

Chemicals 0.0%†
Israel Chemicals Ltd.	74,090	381,261
Israel Corp., Ltd. (The)	346	82,970

		464,231

Diversified Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	260,957	499,419

Oil, Gas & Consumable Fuels 0.0%†
Delek Group Ltd.	589	128,753

Pharmaceuticals 0.4%
Teva Pharmaceutical Industries Ltd.	123,554	6,982,545

Real Estate Management & Development 0.0%†
Azrieli Group	5,097	203,764

Software 0.0%†
NICE-Systems Ltd.	8,560	479,436

		10,462,889

ITALY 2.3%
Aerospace & Defense 0.1%
Finmeccanica SpA*	55,288	692,361

Auto Components 0.0%†
Pirelli & C. SpA	38,625	646,352

Banks 0.8%
Banca Monte dei Paschi di Siena SpA*	332,365	592,235
Banco Popolare SC*	47,458	702,161

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
ITALY (continued)
Banks (continued)
Intesa Sanpaolo SpA	1,780,818	$6,291,096
Intesa Sanpaolo SpA - RSP	120,323	387,727
UniCredit SpA	674,371	4,204,163
Unione di Banche Italiane SCPA	136,001	964,994

		13,142,376

Capital Markets 0.1%
Mediobanca SpA	78,095	768,356

Diversified Financial Services 0.0%†
EXOR SpA	14,782	644,419

Diversified Telecommunication Services 0.2%
Telecom Italia SpA*(a)	1,420,830	1,750,925
Telecom Italia SpA - RSP	889,030	911,796

		2,662,721

Electric Utilities 0.3%
Enel SpA	1,001,074	4,466,785
Terna Rete Elettrica Nazionale SpA	216,223	1,050,893

		5,517,678

Electrical Equipment 0.0%†
Prysmian SpA	29,361	606,872

Energy Equipment & Services 0.0%†
Saipem SpA*(a)	42,084	337,451

Gas Utilities 0.1%
Snam SpA	297,847	1,529,707

Independent Power and Renewable Electricity Producers 0.0%†
Enel Green Power SpA(a)	252,336	477,132

Insurance 0.2%
Assicurazioni Generali SpA	164,095	3,002,316
UnipolSai SpA	190,666	414,606

		3,416,922

Oil, Gas & Consumable Fuels 0.3%
Eni SpA	357,350	5,621,239

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	23,800	1,649,449

Transportation Infrastructure 0.1%
Atlantia SpA	59,093	1,652,990

		39,366,025

JAPAN 22.2%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	50,300	963,054

Airlines 0.1%
ANA Holdings, Inc.	206,000	577,093
Japan Airlines Co., Ltd.	18,386	650,587

		1,227,680

Auto Components 0.7%
Aisin Seiki Co., Ltd.	30,600	1,026,690
Bridgestone Corp.	91,400	3,163,003
Denso Corp.	68,300	2,893,111
Koito Manufacturing Co., Ltd.	14,600	477,075
NGK Spark Plug Co., Ltd.	24,000	550,940
NHK Spring Co., Ltd.	19,600	190,051
NOK Corp.	13,900	300,736
Stanley Electric Co., Ltd.	19,700	393,047
Sumitomo Electric Industries Ltd.	103,800	1,327,930
Sumitomo Rubber Industries Ltd.	26,000	360,911
Toyoda Gosei Co., Ltd.	8,700	170,997
Toyota Industries Corp.	23,500	1,117,868
Yokohama Rubber Co., Ltd. (The)	13,500	238,101

		12,210,460

Automobiles 2.5%
Daihatsu Motor Co., Ltd.(a)	26,900	311,163
Fuji Heavy Industries Ltd.	82,500	2,968,720
Honda Motor Co., Ltd.	234,400	6,996,070
Isuzu Motors Ltd.(a)	86,800	871,648
Mazda Motor Corp.	75,480	1,192,682
Mitsubishi Motors Corp.(a)	92,499	707,461
Nissan Motor Co., Ltd.	349,400	3,212,593
Suzuki Motor Corp.	54,900	1,688,172
Toyota Motor Corp.	388,900	22,769,285
Yamaha Motor Co., Ltd.	38,300	770,529

		41,488,323

Banks 2.1%
Aozora Bank Ltd.	155,000	537,588
Bank of Kyoto Ltd. (The)	51,000	518,708
Bank of Yokohama Ltd. (The)	168,000	1,021,109
Chiba Bank Ltd. (The)	97,000	688,805
Chugoku Bank Ltd. (The)	22,000	326,512
Fukuoka Financial Group, Inc.	107,000	509,625
Gunma Bank Ltd. (The)	53,000	339,221
Hachijuni Bank Ltd. (The)	59,000	418,795
Hiroshima Bank Ltd. (The)	62,000	358,316
Hokuhoku Financial Group, Inc.	155,000	354,901
Iyo Bank Ltd. (The)	34,300	394,303
Joyo Bank Ltd. (The)	100,000	526,816
Mitsubishi UFJ Financial Group, Inc.	1,816,567	10,976,134
Mizuho Financial Group, Inc.(a)	3,343,424	6,254,215
Resona Holdings, Inc.	316,700	1,613,665
Seven Bank Ltd.	91,900	397,750
Shinsei Bank Ltd.	244,000	501,578
Shizuoka Bank Ltd. (The)	72,000	722,580
Sumitomo Mitsui Financial Group, Inc.	183,053	6,941,427
Sumitomo Mitsui Trust Holdings, Inc.	466,400	1,709,377
Suruga Bank Ltd.	25,000	465,186
Yamaguchi Financial Group, Inc.(a)	26,000	318,707

		35,895,318

Beverages 0.3%
Asahi Group Holdings Ltd.	58,300	1,891,442
Kirin Holdings Co., Ltd.	117,100	1,535,968
Suntory Beverage & Food Ltd.	18,500	710,753

		4,138,163

Building Products 0.2%
Asahi Glass Co., Ltd.	129,000	753,788
Daikin Industries Ltd.	33,000	1,850,837
LIXIL Group Corp.	35,900	730,644
TOTO Ltd.	21,500	670,018

		4,005,287

Capital Markets 0.3%
Daiwa Securities Group, Inc.(a)	237,400	1,536,097
Nomura Holdings, Inc.	510,300	2,961,968
SBI Holdings, Inc.	26,890	303,828

		4,801,893

Chemicals 0.8%
Air Water, Inc.	22,000	330,460
Asahi Kasei Corp.	180,000	1,269,260
Daicel Corp.	40,000	491,032
Hitachi Chemical Co., Ltd.	14,100	194,542
JSR Corp.	24,700	356,048

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Chemicals (continued)
Kaneka Corp.	35,000	$257,745
Kansai Paint Co., Ltd.	31,000	421,613
Kuraray Co., Ltd.	51,100	636,862
Mitsubishi Chemical Holdings Corp.	196,100	1,023,953
Mitsubishi Gas Chemical Co., Inc.	47,000	216,956
Mitsui Chemicals, Inc.	117,000	374,983
Nippon Paint Holdings Co., Ltd.	20,800	363,787
Nitto Denko Corp.	25,300	1,515,286
Shin-Etsu Chemical Co., Ltd.	57,600	2,953,963
Sumitomo Chemical Co., Ltd.	203,000	1,026,516
Taiyo Nippon Sanso Corp.	20,000	190,003
Teijin Ltd.	135,000	410,060
Toray Industries, Inc.	221,000	1,910,600

		13,943,669

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	76,000	734,340
Park24 Co., Ltd.	11,800	221,460
Secom Co., Ltd.	29,500	1,774,146
Toppan Printing Co., Ltd.	82,000	660,550

		3,390,496

Construction & Engineering 0.2%
JGC Corp.	31,000	411,282
Kajima Corp.	142,000	753,575
Obayashi Corp.	87,000	742,300
Shimizu Corp.	79,000	678,309
Taisei Corp.	151,000	984,383

		3,569,849

Construction Materials 0.0%†
Taiheiyo Cement Corp.	159,000	476,423

Consumer Finance 0.1%
Acom Co., Ltd.*(a)	59,900	306,501
AEON Financial Service Co., Ltd.(a)	14,600	288,876
Credit Saison Co., Ltd.	20,800	377,877

		973,254

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	21,200	337,450

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	8,400	224,583

Diversified Financial Services 0.2%
Japan Exchange Group, Inc.	76,400	1,116,834
Mitsubishi UFJ Lease & Finance Co., Ltd.	69,700	307,060
ORIX Corp.	186,000	2,399,278

		3,823,172

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	110,028	3,875,586

Electric Utilities 0.4%
Chubu Electric Power Co., Inc.	89,800	1,324,032
Chugoku Electric Power Co., Inc. (The)	43,000	592,675
Hokuriku Electric Power Co.	26,300	353,735
Kansai Electric Power Co., Inc. (The)*	101,500	1,128,399
Kyushu Electric Power Co., Inc.*	60,800	663,354
Shikoku Electric Power Co., Inc.	23,100	376,719
Tohoku Electric Power Co., Inc.	63,400	859,167
Tokyo Electric Power Co., Inc.*	211,200	1,410,738

		6,708,819

Electrical Equipment 0.3%
Fuji Electric Co., Ltd.	75,000	272,000
Mabuchi Motor Co., Ltd.	6,200	269,202
Mitsubishi Electric Corp.	272,000	2,491,667
Nidec Corp.	31,000	2,131,746

		5,164,615

Electronic Equipment, Instruments & Components 1.1%
Alps Electric Co., Ltd.	24,300	686,233
Citizen Holdings Co., Ltd.	35,400	244,659
Hamamatsu Photonics KK	21,700	491,097
Hirose Electric Co., Ltd.	3,990	434,367
Hitachi High-Technologies Corp.	8,900	192,714
Hitachi Ltd.	679,000	3,426,254
Ibiden Co., Ltd.	15,700	205,534
Keyence Corp.	6,711	2,996,986
Kyocera Corp.	45,100	2,065,579
Murata Manufacturing Co., Ltd.(a)	28,500	3,681,474
Nippon Electric Glass Co., Ltd.	51,500	248,755
Omron Corp.	27,200	818,780
Shimadzu Corp.	33,000	476,430
TDK Corp.	17,100	967,139
Yaskawa Electric Corp.(a)	44,400	453,099
Yokogawa Electric Corp.	35,100	367,394

		17,756,494

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	91,600	1,421,074
FamilyMart Co., Ltd.	7,900	360,183
Lawson, Inc.	11,000	811,609
Seven & i Holdings Co., Ltd.	105,900	4,832,551

		7,425,417

Food Products 0.4%
Ajinomoto Co., Inc.	80,000	1,687,040
Calbee, Inc.	10,300	333,308
Kikkoman Corp.	20,000	550,862
MEIJI Holdings Co., Ltd.	17,880	1,311,151
NH Foods Ltd.	23,000	469,359
Nisshin Seifun Group, Inc.	27,223	395,861
Nissin Foods Holdings Co., Ltd.	9,700	446,229
Toyo Suisan Kaisha Ltd.	12,000	454,944
Yakult Honsha Co., Ltd.	11,700	582,805
Yamazaki Baking Co., Ltd.	16,000	246,540

		6,478,099

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	261,000	989,561
Toho Gas Co., Ltd.	57,000	336,116
Tokyo Gas Co., Ltd.	330,000	1,596,314

		2,921,991

Health Care Equipment & Supplies 0.3%
HOYA Corp.	60,200	1,971,664
Olympus Corp.	41,600	1,297,850
Sysmex Corp.	20,900	1,103,766
Terumo Corp.	42,100	1,191,544

		5,564,824

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	23,600	403,027
Medipal Holdings Corp.	18,800	298,300
Miraca Holdings, Inc.	7,700	326,544
Suzuken Co., Ltd.	10,120	337,472

		1,365,343

Health Care Technology 0.0%†
M3, Inc.	25,000	496,820

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.(a)	9,326	$209,327
Oriental Land Co., Ltd.(a)	28,100	1,569,190

		1,778,517

Household Durables 0.7%
Casio Computer Co., Ltd.(a)	28,200	513,291
Iida Group Holdings Co., Ltd.	21,000	328,533
Nikon Corp.(a)	50,000	604,670
Panasonic Corp.	310,200	3,139,263
Rinnai Corp.	5,500	419,628
Sekisui Chemical Co., Ltd.	63,000	663,107
Sekisui House Ltd.	82,800	1,296,973
Sharp Corp.*(a)	201,000	230,527
Sony Corp.	177,200	4,343,549

		11,539,541

Household Products 0.1%
Unicharm Corp.	51,300	908,620

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co., Ltd.	20,200	616,491

Industrial Conglomerates 0.1%
Keihan Electric Railway Co., Ltd.	69,000	460,215
Seibu Holdings, Inc.	15,400	312,084
Toshiba Corp.*	566,000	1,425,900

		2,198,199

Information Technology Services 0.2%
Fujitsu Ltd.	265,000	1,152,697
Itochu Techno-Solutions Corp.	6,800	145,025
Nomura Research Institute Ltd.	17,050	654,502
NTT Data Corp.	17,800	897,416
Otsuka Corp.	6,600	321,576

		3,171,216

Insurance 0.6%
Dai-ichi Life Insurance Co., Ltd. (The)	151,500	2,411,857
MS&AD Insurance Group Holdings, Inc.	71,241	1,911,387
Sompo Japan Nipponkoa Holdings, Inc.	45,750	1,328,802
Sony Financial Holdings, Inc.	23,700	388,986
T&D Holdings, Inc.	83,600	987,471
Tokio Marine Holdings, Inc.	97,300	3,635,128

		10,663,631

Internet & Catalog Retail 0.1%
Rakuten, Inc.	131,000	1,674,501

Internet Software & Services 0.1%
Kakaku.com, Inc.	23,900	388,146
Mixi, Inc.	5,100	174,537
Yahoo Japan Corp.	196,800	749,216

		1,311,899

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	23,500	545,405
Sankyo Co., Ltd.	6,700	238,360
Sega Sammy Holdings, Inc.	24,400	238,113
Shimano, Inc.	11,100	1,559,504
Yamaha Corp.	22,700	502,763

		3,084,145

Machinery 1.1%
Amada Holdings Co., Ltd.	49,100	374,366
FANUC Corp.(a)	28,800	4,430,555
Hino Motors Ltd.	35,300	359,736
Hitachi Construction Machinery Co., Ltd.(a)	14,700	197,018
IHI Corp.	199,000	511,358
JTEKT Corp.	28,300	396,228
Kawasaki Heavy Industries Ltd.	193,000	666,301
Komatsu Ltd.	131,300	1,927,278
Kubota Corp.(a)	158,000	2,174,462
Kurita Water Industries Ltd.	17,200	365,177
Makita Corp.	17,200	914,918
Minebea Co., Ltd.	43,000	456,462
Mitsubishi Heavy Industries Ltd.	427,000	1,909,647
Nabtesco Corp.	18,900	345,304
NGK Insulators Ltd.	39,000	746,281
NSK Ltd.	67,400	653,311
SMC Corp.	7,500	1,642,188
Sumitomo Heavy Industries Ltd.	77,000	305,120
THK Co., Ltd.	16,000	254,856

		18,630,566

Marine 0.1%
Mitsui OSK Lines Ltd.	174,000	417,956
Nippon Yusen KK(a)	214,000	495,931

		913,887

Media 0.1%
Dentsu, Inc.	29,801	1,529,391
Hakuhodo DY Holdings, Inc.	33,400	316,659
Toho Co., Ltd.	15,600	355,579

		2,201,629

Metals & Mining 0.3%
Hitachi Metals Ltd.	30,000	348,388
JFE Holdings, Inc.	67,300	883,915
Kobe Steel Ltd.	453,000	491,176
Maruichi Steel Tube Ltd.(a)	6,400	144,872
Mitsubishi Materials Corp.	163,000	495,263
Nippon Steel & Sumitomo Metal Corp.	108,044	1,968,858
Sumitomo Metal Mining Co., Ltd.	72,000	817,903

		5,150,375

Multiline Retail 0.2%
Don Quijote Holdings Co., Ltd.	15,600	587,741
Isetan Mitsukoshi Holdings Ltd.	49,760	746,614
J. Front Retailing Co., Ltd.	35,300	571,811
Marui Group Co., Ltd.	31,200	376,340
Ryohin Keikaku Co., Ltd.	3,400	692,270
Takashimaya Co., Ltd.	36,000	290,875

		3,265,651

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co., Ltd.	12,300	188,416
INPEX Corp.	132,200	1,181,966
JX Holdings, Inc.	321,189	1,159,788
Showa Shell Sekiyu KK	24,400	192,340
TonenGeneral Sekiyu KK	39,000	377,946

		3,100,456

Paper & Forest Products 0.0%†
Oji Holdings Corp.	107,000	459,264

Personal Products 0.3%
Kao Corp.	73,900	3,349,949
Kose Corp.	4,300	392,458
Shiseido Co., Ltd.	48,800	1,064,166

		4,806,573

Pharmaceuticals 1.2%
Astellas Pharma, Inc.	301,600	3,903,936
Chugai Pharmaceutical Co., Ltd.	32,400	995,109

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Pharmaceuticals (continued)
Daiichi Sankyo Co., Ltd.(a)	90,100	$1,563,411
Eisai Co., Ltd.(a)	35,400	2,088,655
Hisamitsu Pharmaceutical Co., Inc.	7,800	260,813
Kyowa Hakko Kirin Co., Ltd.	30,000	447,229
Mitsubishi Tanabe Pharma Corp.	30,700	541,783
Ono Pharmaceutical Co., Ltd.	11,800	1,399,072
Otsuka Holdings Co., Ltd.	54,900	1,753,042
Santen Pharmaceutical Co., Ltd.(a)	51,000	684,706
Shionogi & Co., Ltd.	42,100	1,509,082
Sumitomo Dainippon Pharma Co., Ltd.(a)	21,000	209,940
Taisho Pharmaceutical Holdings Co., Ltd.	4,100	235,704
Takeda Pharmaceutical Co., Ltd.	114,500	5,023,372

		20,615,854

Professional Services 0.0%†
Recruit Holdings Co., Ltd.	19,000	569,702

Real Estate Investment Trusts (REITs) 0.3%
Japan Prime Realty Investment Corp.	130	422,586
Japan Real Estate Investment Corp.	210	967,319
Japan Retail Fund Investment Corp.	317	613,350
Nippon Building Fund, Inc.	204	987,122
Nippon Prologis REIT, Inc.	208	377,413
Nomura Real Estate Master Fund, Inc.(b)	502	639,400
United Urban Investment Corp.	400	534,197

		4,541,387

Real Estate Management & Development 0.8%
Aeon Mall Co., Ltd.	14,630	224,736
Daito Trust Construction Co., Ltd.	10,500	1,066,850
Daiwa House Industry Co., Ltd.	84,400	2,092,349
Hulic Co., Ltd.	41,700	377,231
Mitsubishi Estate Co., Ltd.	176,000	3,595,244
Mitsui Fudosan Co., Ltd.	139,000	3,810,182
Nomura Real Estate Holdings, Inc.	16,200	325,686
NTT Urban Development Corp.	14,700	135,451
Sumitomo Realty & Development Co., Ltd.	51,000	1,623,200
Tokyo Tatemono Co., Ltd.	27,000	321,926
Tokyu Fudosan Holdings Corp.	76,400	508,330

		14,081,185

Road & Rail 1.0%
Central Japan Railway Co.	20,300	3,272,922
East Japan Railway Co.	46,976	3,958,463
Hankyu Hanshin Holdings, Inc.	165,000	1,009,151
Keikyu Corp.	82,000	652,706
Keio Corp.	82,000	582,977
Keisei Electric Railway Co., Ltd.	40,000	438,799
Kintetsu Group Holdings Co., Ltd.	265,000	951,838
Nagoya Railroad Co., Ltd.(a)	153,000	601,263
Nippon Express Co., Ltd.	123,000	587,738
Odakyu Electric Railway Co., Ltd.	92,000	828,501
Tobu Railway Co., Ltd.	135,000	579,918
Tokyu Corp.	163,000	1,196,195
West Japan Railway Co.	22,900	1,435,279

		16,095,750

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	16,300	724,864
Tokyo Electron Ltd.	23,400	1,104,836

		1,829,700

Software 0.2%
COLOPL, Inc.(a)	6,800	109,370
GungHo Online Entertainment, Inc.(a)	55,700	165,455
Konami Holdings Corp.	12,900	278,798
Nexon Co., Ltd.	21,300	284,772
Nintendo Co., Ltd.	14,900	2,511,421
Oracle Corp. Japan	5,200	219,591
Trend Micro, Inc.	15,600	551,058

		4,120,465

Specialty Retail 0.3%
ABC-Mart, Inc.	3,600	201,258
Fast Retailing Co., Ltd.	7,900	3,213,399
Hikari Tsushin, Inc.	2,200	153,983
Nitori Holdings Co., Ltd.	10,500	822,195
Sanrio Co., Ltd.(a)	6,100	166,633
Shimamura Co., Ltd.	2,800	301,601
USS Co., Ltd.	29,100	483,993
Yamada Denki Co., Ltd.(a)	93,400	376,544

		5,719,606

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	32,000	385,729
Canon, Inc.	154,100	4,457,729
FUJIFILM Holdings Corp.	65,200	2,437,318
Konica Minolta, Inc.	62,000	653,155
NEC Corp.	365,000	1,123,765
Ricoh Co., Ltd.(a)	97,800	987,088
Seiko Epson Corp.	38,400	543,209

		10,587,993

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	21,000	500,518

Tobacco 0.3%
Japan Tobacco, Inc.	159,600	4,950,823

Trading Companies & Distributors 0.7%
ITOCHU Corp.(a)	222,000	2,346,814
Marubeni Corp.	235,800	1,155,274
Mitsubishi Corp.(a)	194,000	3,179,963
Mitsui & Co., Ltd.	239,900	2,696,355
Sumitomo Corp.	170,400	1,647,838
Toyota Tsusho Corp.	31,400	661,857

		11,688,101

Transportation Infrastructure 0.1%
Japan Airport Terminal Co., Ltd.(a)	5,900	255,002
Kamigumi Co., Ltd.	34,000	278,599
Mitsubishi Logistics Corp.(a)	18,000	208,728

		742,329

Wireless Telecommunication Services 0.9%
KDDI Corp.	253,100	5,665,164
NTT DOCOMO, Inc.	201,600	3,400,397
SoftBank Group Corp.	138,200	6,390,342

		15,455,903

		376,201,559

JERSEY, CHANNEL ISLANDS 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	13,386	788,772

LUXEMBOURG 0.2%
Energy Equipment & Services 0.1%
Tenaris SA	68,554	824,181

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
LUXEMBOURG (continued)
Media 0.1%
RTL Group SA	5,954	$513,277
SES SA, FDR	46,323	1,461,921

		1,975,198

Metals & Mining 0.0%†
ArcelorMittal(a)	142,267	737,777

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	9,349	584,662

		4,121,818

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
MGM China Holdings Ltd.	116,800	136,063
Sands China Ltd.	330,300	1,003,273
Wynn Macau Ltd.(a)	200,800	229,737

		1,369,073

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	28,318	253,675

NETHERLANDS 3.4%
Air Freight & Logistics 0.0%†
TNT Express NV	68,635	523,754

Banks 0.5%
ING Groep NV, CVA	553,983	7,848,565

Beverages 0.2%
Heineken Holding NV	13,604	969,916
Heineken NV	32,384	2,622,089

		3,592,005

Chemicals 0.2%
Akzo Nobel NV	34,497	2,243,660
Koninklijke DSM NV	25,238	1,164,775

		3,408,435

Construction & Engineering 0.0%†
Boskalis Westminster	11,689	511,657
OCI NV*	10,541	270,399

		782,056

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	439,622	1,648,763

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	126,183	2,461,583

Industrial Conglomerates 0.2%
Koninklijke Philips NV	131,351	3,090,276

Insurance 0.2%
Aegon NV	276,212	1,583,839
Delta Lloyd NV	33,046	277,675
NN Group NV	26,825	770,072

		2,631,586

Life Sciences Tools & Services 0.1%
QIAGEN NV*	32,927	849,357

Media 0.1%
Altice NV, Class A*(a)	37,074	775,711
Altice NV, Class B*	12,358	275,693
Wolters Kluwer NV	43,474	1,340,710

		2,392,114

Oil, Gas & Consumable Fuels 1.3%
Koninklijke Vopak NV	9,121	364,687
Royal Dutch Shell PLC, Class A	553,231	13,060,150
Royal Dutch Shell PLC, Class B	348,956	8,251,157

		21,675,994

Professional Services 0.1%
Randstad Holding NV	18,246	1,090,578

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding NV	49,177	4,322,802

Software 0.0%†
Gemalto NV	12,689	824,941

		57,142,809

NEW ZEALAND 0.1%
Construction Materials 0.0%†
Fletcher Building Ltd.	91,225	397,743

Diversified Telecommunication Services 0.0%†
Spark New Zealand Ltd.(a)	242,633	463,670

Electric Utilities 0.1%
Contact Energy Ltd.	104,327	331,076
Mighty River Power Ltd.	95,982	154,617

		485,693

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.(a)	52,015	243,638

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	172,016	231,621

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	131,234	410,828

		2,233,193

NORWAY 0.5%
Banks 0.1%
DNB ASA	137,372	1,787,810

Chemicals 0.1%
Yara International ASA	25,723	1,026,159

Diversified Telecommunication Services 0.1%
Telenor ASA	105,530	1,971,994

Food Products 0.1%
Orkla ASA	114,135	844,060

Insurance 0.0%†
Gjensidige Forsikring ASA	26,630	358,562

Metals & Mining 0.0%†
Norsk Hydro ASA	197,377	658,166

Oil, Gas & Consumable Fuels 0.1%
Statoil ASA	156,837	2,286,541

		8,933,292

PORTUGAL 0.2%
Banks 0.0%†
Banco Comercial Portugues SA, Class R*(a)	5,505,647	269,064

Electric Utilities 0.1%
EDP - Energias de Portugal SA	308,561	1,130,423

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	39,441	532,309

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
PORTUGAL (continued)
Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	57,667	$569,047

		2,500,843

SINGAPORE 1.2%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.(a)	215,000	451,067

Airlines 0.0%†
Singapore Airlines Ltd.(a)	73,866	556,051

Banks 0.5%
DBS Group Holdings Ltd.	243,700	2,781,675
Oversea-Chinese Banking Corp., Ltd.	420,500	2,603,854
United Overseas Bank Ltd.(a)	181,400	2,368,560

		7,754,089

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.(a)	16,666	316,657

Diversified Financial Services 0.0%†
Singapore Exchange Ltd.(a)	115,000	568,896

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.(a)	1,120,150	2,835,229

Food Products 0.1%
Golden Agri-Resources Ltd.(a)	938,612	218,171
Wilmar International Ltd.(a)	273,294	494,503

		712,674

Hotels, Restaurants & Leisure 0.0%†
Genting Singapore PLC	847,296	432,790

Industrial Conglomerates 0.1%
Keppel Corp., Ltd.(a)	205,900	984,709
Sembcorp Industries Ltd.(a)	135,000	329,478

		1,314,187

Machinery 0.0%†
Sembcorp Marine Ltd.(a)	100,800	162,739

Media 0.0%†
Singapore Press Holdings Ltd.(a)	208,000	561,419

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	305,666	503,569
CapitaLand Commercial Trust Ltd.	252,700	238,586
CapitaLand Mall Trust	440,800	589,425
Suntec Real Estate Investment Trust(a)	320,000	338,011

		1,669,591

Real Estate Management & Development 0.1%
CapitaLand Ltd.(a)	349,097	659,171
City Developments Ltd.(a)	52,000	281,759
Global Logistic Properties Ltd.	441,000	634,029
UOL Group Ltd.	62,000	262,501

		1,837,460

Road & Rail 0.1%
ComfortDelGro Corp., Ltd.	306,900	619,994

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	871,100	479,538

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	81,475	198,383

		20,470,764

SOUTH AFRICA 0.1%
Capital Markets 0.0%†
Investec PLC	81,608	624,865

Paper & Forest Products 0.1%
Mondi PLC	51,087	1,070,742

		1,695,607

SPAIN 3.3%
Banks 1.4%
Banco Bilbao Vizcaya Argentaria SA	907,643	7,674,879
Banco de Sabadell SA	691,332	1,272,437
Banco Popular Espanol SA	255,290	932,584
Banco Santander SA	2,050,617	10,903,977
Bankia SA	629,760	817,333
Bankinter SA	102,841	757,648
CaixaBank SA	376,897	1,454,541

		23,813,399

Biotechnology 0.1%
Grifols SA(a)	24,154	998,671

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	27,079	779,118
Ferrovial SA	62,056	1,484,390

		2,263,508

Diversified Telecommunication Services 0.5%
Telefonica SA	634,189	7,693,974

Electric Utilities 0.4%
Endesa SA	43,766	922,955
Iberdrola SA	769,374	5,126,509
Red Electrica Corp. SA	13,452	1,116,998

		7,166,462

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA*	82,080	496,873

Gas Utilities 0.1%
Enagas SA	25,271	724,659
Gas Natural SDG SA(a)	48,650	949,265

		1,673,924

Information Technology Services 0.2%
Amadeus IT Holding SA, Class A(a)	62,905	2,695,176

Insurance 0.0%†
Mapfre SA	149,937	392,061

Machinery 0.0%†
Zardoya Otis SA(a)	30,579	330,454

Oil, Gas & Consumable Fuels 0.1%
Repsol SA(a)	150,821	1,759,050

Specialty Retail 0.3%
Industria de Diseno Textil SA	153,251	5,138,731

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA(a)	67,768	1,072,247
Aena SA*(c)	9,390	1,038,669

		2,110,916

		56,533,199

SWEDEN 2.9%
Banks 0.8%
Nordea Bank AB	426,710	4,760,598
Skandinaviska Enskilda Banken AB, Class A	213,501	2,283,440

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWEDEN (continued)
Banks (continued)
Svenska Handelsbanken AB, Class A	210,432	$3,018,618
Swedbank AB, Class A	127,270	2,815,256

		12,877,912

Building Products 0.2%
Assa Abloy AB, Class B	140,862	2,526,470

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	43,515	532,192

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	427,555	4,194,155

Construction & Engineering 0.1%
Skanska AB, Class B	55,294	1,085,571

Diversified Financial Services 0.2%
Industrivarden AB, Class C	30,213	530,689
Investment AB Kinnevik, Class B	33,524	958,293
Investor AB, Class B	64,020	2,199,790

		3,688,772

Diversified Telecommunication Services 0.1%
TeliaSonera AB	371,383	2,004,645

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	35,948	1,098,268

Food & Staples Retailing 0.0%†
ICA Gruppen AB(a)	10,464	354,250

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B	29,910	667,578

Household Durables 0.1%
Electrolux AB Series B	32,583	920,692
Husqvarna AB, Class B	53,842	353,114

		1,273,806

Household Products 0.1%
Svenska Cellulosa AB SCA, Class B	83,736	2,343,112

Machinery 0.5%
Alfa Laval AB	42,275	692,078
Atlas Copco AB, Class A	94,368	2,269,457
Atlas Copco AB, Class B	61,113	1,366,987
Sandvik AB	163,894	1,396,108
SKF AB, Class B	54,550	1,002,546
Volvo AB, Class B	215,659	2,065,830

		8,793,006

Metals & Mining 0.0%†
Boliden AB	37,307	584,159

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	27,662	357,004

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	137,972	5,040,998

Tobacco 0.1%
Swedish Match AB	28,399	858,461

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	42,802	417,431

		48,697,790

SWITZERLAND 9.9%
Beverages 0.0%†
Coca-Cola HBC AG*	30,223	639,780

Biotechnology 0.1%
Actelion Ltd. REG*	14,442	1,835,520

Building Products 0.1%
Geberit AG REG	5,314	1,625,636

Capital Markets 1.0%
Credit Suisse Group AG REG*	220,859	5,308,753
Julius Baer Group Ltd.*	34,592	1,570,892
Partners Group Holding AG	2,229	755,495
UBS Group AG REG	521,254	9,637,011

		17,272,151

Chemicals 0.5%
EMS-Chemie Holding AG REG	1,189	489,155
Givaudan SA REG*(a)	1,298	2,112,059
Sika AG - Bearer Shares	313	965,470
Syngenta AG REG	13,059	4,184,244

		7,750,928

Construction Materials 0.2%
LafargeHolcim Ltd. REG*	61,612	3,229,705

Diversified Financial Services 0.0%†
Pargesa Holding SA - Bearer Shares	3,802	223,126

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,604	1,798,638

Electrical Equipment 0.3%
ABB Ltd. REG*	318,194	5,629,974

Energy Equipment & Services 0.0%†
Transocean Ltd.(a)	52,994	683,595

Food Products 2.2%
Aryzta AG*	14,715	623,672
Barry Callebaut AG REG*(a)	306	333,195
Chocoladefabriken Lindt & Spruengli AG	135	791,523
Chocoladefabriken Lindt & Spruengli AG REG	15	1,064,058
Nestle SA REG	458,088	34,450,824

		37,263,272

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG	7,617	980,827

Insurance 0.7%
Baloise Holding AG REG	7,138	818,044
Swiss Life Holding AG REG*	4,621	1,030,784
Swiss Re AG	49,480	4,245,243
Zurich Insurance Group AG*(a)	21,624	5,308,828

		11,402,899

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	7,682	1,008,001

Machinery 0.1%
Schindler Holding AG REG	2,819	413,461
Schindler Holding AG - Participation Certificate	6,166	885,726
Sulzer AG REG(a)	3,754	367,840

		1,667,027

Marine 0.1%
Kuehne + Nagel International AG REG	7,270	934,825

Metals & Mining 0.2%
Glencore PLC*	1,738,074	2,412,559

Pharmaceuticals 3.3%
Novartis AG REG	323,230	29,708,679

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)
Pharmaceuticals (continued)
Roche Holding AG	99,800	$26,494,062

		56,202,741

Professional Services 0.2%
Adecco SA REG*	24,045	1,760,950
SGS SA REG	749	1,308,798

		3,069,748

Real Estate Management & Development 0.0%†
Swiss Prime Site AG REG*	7,937	579,909

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV(a)	86,388	590,185

Specialty Retail 0.0%†
Dufry AG REG*	5,695	666,842

Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont SA REG	74,570	5,802,364
Swatch Group AG (The) REG	6,367	459,315
Swatch Group AG (The) - Bearer Shares(a)	4,379	1,624,042

		7,885,721

Trading Companies & Distributors 0.1%
Wolseley PLC	38,674	2,262,197

		167,615,806

UNITED KINGDOM 18.3%
Aerospace & Defense 0.4%
BAE Systems PLC	443,203	3,004,295
Cobham PLC	161,420	698,732
Meggitt PLC	115,356	832,194
Rolls-Royce Holdings PLC*	258,498	2,651,717

		7,186,938

Air Freight & Logistics 0.0%†
Royal Mail PLC	112,075	778,735

Airlines 0.1%
easyJet PLC	20,730	559,587
International Consolidated Airlines Group SA*	115,333	1,033,264

		1,592,851

Auto Components 0.1%
GKN PLC	238,097	967,119

Automobiles 0.1%
Fiat Chrysler Automobiles NV*	130,046	1,690,279

Banks 2.6%
Barclays PLC	2,405,463	8,902,117
HSBC Holdings PLC	2,773,166	20,919,982
Lloyds Banking Group PLC	8,150,172	9,278,652
Royal Bank of Scotland Group PLC*	455,990	2,175,574
Standard Chartered PLC	362,892	3,521,846

		44,798,171

Beverages 1.0%
Diageo PLC	358,791	9,639,609
SABMiller PLC	139,167	7,880,726

		17,520,335

Capital Markets 0.2%
3i Group PLC	139,285	983,894
Aberdeen Asset Management PLC	134,455	603,969
Hargreaves Lansdown PLC	35,593	650,937
ICAP PLC	80,385	556,751
Schroders PLC	17,668	750,750

		3,546,301

Chemicals 0.1%
Croda International PLC	19,765	811,032
Johnson Matthey PLC	28,060	1,040,348

		1,851,380

Commercial Services & Supplies 0.1%
Aggreko PLC	35,692	514,543
Babcock International Group PLC	32,787	453,582
G4S PLC	226,531	791,918

		1,760,043

Containers & Packaging 0.0%†
Rexam PLC	100,429	797,375

Diversified Financial Services 0.1%
London Stock Exchange Group PLC	43,912	1,609,562

Diversified Telecommunication Services 0.5%
BT Group PLC	1,190,008	7,573,859
Inmarsat PLC	60,266	896,542

		8,470,401

Electric Utilities 0.2%
SSE PLC	146,468	3,315,015

Energy Equipment & Services 0.1%
Amec Foster Wheeler PLC	51,927	564,070
Petrofac Ltd.	36,660	426,960
Subsea 7 SA*	35,109	264,279

		1,255,309

Food & Staples Retailing 0.3%
J Sainsbury PLC(a)	187,755	742,544
Tesco PLC	1,141,357	3,170,227
WM Morrison Supermarkets PLC(a)	306,677	771,739

		4,684,510

Food Products 0.2%
Associated British Foods PLC	50,085	2,534,761
Tate & Lyle PLC	70,114	624,765

		3,159,526

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	125,576	2,193,968

Hotels, Restaurants & Leisure 0.5%
Compass Group PLC	234,337	3,743,040
InterContinental Hotels Group PLC	32,504	1,126,082
Merlin Entertainments PLC(c)	100,017	563,555
Whitbread PLC	25,954	1,838,747
William Hill PLC	148,162	788,020

		8,059,444

Household Durables 0.2%
Barratt Developments PLC	137,994	1,347,924
Persimmon PLC*	42,694	1,299,450
Taylor Wimpey PLC	452,584	1,340,906

		3,988,280

Household Products 0.5%
Reckitt Benckiser Group PLC	90,850	8,238,807

Industrial Conglomerates 0.0%†
Smiths Group PLC	52,870	805,569

Insurance 1.3%
Admiral Group PLC	28,968	658,842
Aviva PLC	586,968	4,014,609
Direct Line Insurance Group PLC	215,809	1,224,534

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Insurance (continued)
Legal & General Group PLC	834,896	$3,010,445
Old Mutual PLC	689,694	1,976,568
Prudential PLC	368,617	7,776,540
RSA Insurance Group PLC	141,213	860,902
St James’s Place PLC	73,755	949,238
Standard Life PLC	294,055	1,727,034

		22,198,712

Machinery 0.1%
CNH Industrial NV	136,695	891,028
IMI PLC	38,491	553,083
Melrose Industries PLC	129,308	517,290
Weir Group PLC (The)	28,551	506,536

		2,467,937

Media 0.9%
ITV PLC	538,464	2,006,561
Pearson PLC	115,246	1,969,893
RELX NV	141,697	2,314,901
RELX PLC	160,270	2,748,862
Sky PLC	145,133	2,296,155
WPP PLC	184,893	3,849,293

		15,185,665

Metals & Mining 0.6%
Anglo American PLC	196,271	1,639,474
Rio Tinto Ltd.	61,323	2,109,784
Rio Tinto PLC	178,773	5,998,402

		9,747,660

Multiline Retail 0.2%
Marks & Spencer Group PLC	233,924	1,775,665
Next PLC	20,203	2,328,236

		4,103,901

Multi-Utilities 0.6%
Centrica PLC	701,654	2,437,565
National Grid PLC	533,421	7,429,032

		9,866,597

Oil, Gas & Consumable Fuels 1.2%
BG Group PLC	486,027	7,011,370
BP PLC	2,589,675	13,138,388
Tullow Oil PLC*	126,903	326,196

		20,475,954

Personal Products 1.0%
Unilever NV, CVA	233,112	9,344,294
Unilever PLC	184,572	7,517,582

		16,861,876

Pharmaceuticals 1.5%
AstraZeneca PLC	179,786	11,401,775
GlaxoSmithKline PLC	690,169	13,247,037

		24,648,812

Professional Services 0.2%
Capita PLC	93,906	1,705,521
Intertek Group PLC	23,275	858,908

		2,564,429

Real Estate Investment Trusts (REITs) 0.4%
British Land Co. PLC (The)	138,832	1,763,116
Hammerson PLC	113,229	1,069,183
Intu Properties PLC(a)	137,828	687,934
Land Securities Group PLC	111,134	2,118,653
Segro PLC	97,198	632,378

		6,271,264

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	197,212	2,833,390

Software 0.1%
Sage Group PLC (The)	155,680	1,177,809

Specialty Retail 0.2%
Dixons Carphone PLC	139,264	895,049
Kingfisher PLC	323,250	1,755,972
Sports Direct International PLC*	34,062	390,783

		3,041,804

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	62,511	1,295,770

Tobacco 1.3%
British American Tobacco PLC	264,384	14,587,583
Imperial Tobacco Group PLC	136,200	7,041,379

		21,628,962

Trading Companies & Distributors 0.2%
Ashtead Group PLC	67,946	960,865
Bunzl PLC	47,334	1,270,170
Travis Perkins PLC	35,229	1,050,982

		3,282,017

Water Utilities 0.1%
Severn Trent PLC	34,668	1,146,820
United Utilities Group PLC	93,729	1,313,706

		2,460,526

Wireless Telecommunication Services 0.7%
Vodafone Group PLC	3,764,833	11,874,604

		310,257,607

UNITED STATES 0.1%
Hotels, Restaurants & Leisure 0.1%
Carnival PLC	25,928	1,341,426

Total Common Stocks (cost $1,554,855,000)		1,661,081,283

Preferred Stocks 0.4%

	Shares	Market Value
GERMANY 0.4%
Automobiles 0.2%
Bayerische Motoren Werke AG - Preference Shares	7,071	486,305
Porsche Automobil Holding SE - Preference Shares	21,529	915,966
Volkswagen AG - Preference Shares(a)	22,839	2,508,813

		3,911,084

Chemicals 0.0%†
Fuchs Petrolub SE - Preference Shares	9,282	410,824

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Preferred Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Household Products 0.2%
Henkel AG & Co. KGaA	25,039	$2,578,903

Total Preferred Stocks (cost $7,366,251)		6,900,811

Repurchase Agreements 2.6%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.06%, dated 09/29/15, due 10/06/15, repurchase price $3,000,035, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 5.25%, maturing 11/15/15 - 05/15/44; total market value $3,060,001. (d)	3,000,000	3,000,000
Barclays Capital, Inc., 0.07%, dated 09/24/15, due 10/01/15, repurchase price $15,000,204, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.00%, maturing 10/15/15 - 02/15/45; total market value $15,300,007. (d)	15,000,000	15,000,000
Citigroup Global Markets, Inc., 0.10%, dated 03/20/15, due 11/04/15, repurchase price $8,005,089, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 3.5%, maturing 09/30/16 - 02/15/22; total market value $8,160,001. (d)	8,000,000	8,000,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $12,000,040, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $12,240,001. (d)	12,000,000	12,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $6,396,186, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $6,524,088. (d)	6,396,164	6,396,164

Total Repurchase Agreements (cost $44,396,164)		44,396,164

Total Investments (cost $1,606,617,415) (e) — 100.9%		1,712,378,258
Liabilities in excess of other assets — (0.9)%		(15,706,999)

NET ASSETS — 100.0%		$1,696,671,259

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $46,491,912, which was collateralized by a repurchase agreement with a value of $44,396,164 and $4,287,744 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.38%, and maturity dates ranging from 10/15/15 - 11/15/44, a total value of $48,683,908.
(b)	Fair valued security.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2015 was $2,007,814 which represents 0.12% of net assets.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $44,396,164.
(e)	At September 30, 2015, the tax basis cost of the Fund’s investments was $1,665,659,382, tax unrealized appreciation and depreciation were $259,817,422 and $(213,098,546), respectively.
†	Amount rounds to less than 0.1%.POI - Ind & Asset Types

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Index Fund (Continued)

AB	Stock Company
Abp	Public Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
FDR	Fiduciary Depositary Receipt
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SC	Partnership with full liability
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

At September 30, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
253	DJ Euro Stoxx 50	12/18/15	$8,738,325	$(70,156)
78	FTSE 100 Index	12/18/15	7,101,499	8,696
79	SGX Nikkei 225 Index	12/10/15	5,702,830	(142,564)
33	SPI 200 Index	12/17/15	2,899,391	(14,470)

			$24,442,045	$(218,494)

At September 30, 2015 the Fund had $1,925,895 segregated in foreign currency as collateral with the broker for open futures contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$18,237,888	$—	$18,237,888
Air Freight & Logistics	—	6,627,436	—	6,627,436
Airlines	266,220	4,391,925	—	4,658,145
Auto Components	—	21,590,373	—	21,590,373
Automobiles	—	60,626,445	—	60,626,445
Banks	—	217,602,233	—	217,602,233
Beverages	—	43,431,794	—	43,431,794
Biotechnology	—	7,031,711	—	7,031,711
Building Products	—	11,205,748	—	11,205,748
Capital Markets	—	34,769,166	—	34,769,166
Chemicals	—	56,740,321	—	56,740,321
Commercial Services & Supplies	—	9,119,119	—	9,119,119
Communications Equipment	—	9,302,905	—	9,302,905
Construction & Engineering	—	13,303,106	—	13,303,106
Construction Materials	—	10,092,847	—	10,092,847
Consumer Finance	—	973,254	—	973,254
Containers & Packaging	—	2,675,773	—	2,675,773
Distributors	—	316,657	—	316,657
Diversified Consumer Services	—	224,583	—	224,583
Diversified Financial Services	—	19,225,832	—	19,225,832
Diversified Telecommunication Services	480,367	56,410,005	—	56,890,372
Electric Utilities	—	31,190,946	—	31,190,946
Electrical Equipment	—	21,271,605	—	21,271,605
Electronic Equipment, Instruments & Components	—	19,789,311	—	19,789,311
Energy Equipment & Services	—	4,213,916	—	4,213,916

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food & Staples Retailing	$—	$28,891,771	$—	$28,891,771
Food Products	—	55,683,511	—	55,683,511
Gas Utilities	—	8,936,279	—	8,936,279
Health Care Equipment & Supplies	—	14,724,364	—	14,724,364
Health Care Providers & Services	—	9,368,914	—	9,368,914
Health Care Technology	—	496,820	—	496,820
Hotels, Restaurants & Leisure	—	19,982,989	—	19,982,989
Household Durables	—	17,554,694	—	17,554,694
Household Products	—	12,768,277	—	12,768,277
Independent Power and Renewable Electricity Producers	—	1,325,244	—	1,325,244
Industrial Conglomerates	—	22,842,095	—	22,842,095
Information Technology Services	—	9,220,693	—	9,220,693
Insurance	—	94,683,413	—	94,683,413
Internet & Catalog Retail	—	1,674,501	—	1,674,501
Internet Software & Services	—	2,173,518	—	2,173,518
Leisure Products	—	3,084,145	—	3,084,145
Life Sciences Tools & Services	—	1,857,358	—	1,857,358
Machinery	—	37,248,624	—	37,248,624
Marine	—	4,221,853	—	4,221,853
Media	1,051,404	28,373,361	—	29,424,765
Metals & Mining	—	36,369,138	—	36,369,138
Multiline Retail	—	7,580,626	—	7,580,626
Multi-Utilities	—	19,741,146	—	19,741,146
Oil, Gas & Consumable Fuels	—	74,779,636	—	74,779,636
Paper & Forest Products	—	3,245,648	—	3,245,648
Personal Products	—	29,038,290	—	29,038,290
Pharmaceuticals	—	163,846,864	—	163,846,864
Professional Services	—	10,681,994	—	10,681,994
Real Estate Investment Trusts (REITs)	—	29,386,313	—	29,386,313
Real Estate Management & Development	—	33,784,796	—	33,784,796
Road & Rail	—	20,286,918	—	20,286,918
Semiconductors & Semiconductor Equipment	—	11,578,317	—	11,578,317
Software	—	17,059,128	—	17,059,128
Specialty Retail	—	19,607,981	—	19,607,981
Technology Hardware, Storage & Peripherals	—	10,587,993	—	10,587,993
Textiles, Apparel & Luxury Goods	—	29,079,291	—	29,079,291
Tobacco	—	27,438,246	—	27,438,246
Trading Companies & Distributors	—	19,074,779	—	19,074,779
Transportation Infrastructure	79,805	9,567,551	—	9,647,356
Water Utilities	—	2,460,526	—	2,460,526
Wireless Telecommunication Services	—	28,530,983	—	28,530,983

Total Common Stocks	$1,877,796	$1,659,203,487	$—	$1,661,081,283

Futures Contracts	8,696	—	—	8,696
Preferred Stocks	—	6,900,811	—	6,900,811
Repurchase Agreements	—	44,396,164	—	44,396,164

Total Assets	$1,886,492	$1,710,500,462	$—	$1,712,386,954

Liabilities:
Futures Contracts	(227,190)	—	—	(227,190)

Total Liabilities	$(227,190)	$—	$—	$(227,190)

Total	$1,659,302	$1,710,500,462	$—	$1,712,159,764

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the period ended September 30, 2015, the Fund held two common stock investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT International Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to/hedge against changes in the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$8,696

Total		$8,696

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(227,190)

Total		$(227,190)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 89.9%
NVIT International Index Fund, Class Y(a)	9,407,951	$81,002,454
NVIT Mid Cap Index Fund, Class Y(a)	1,653,232	36,652,150
NVIT S&P 500 Index Fund, Class Y(a)	7,804,125	104,028,980
NVIT Small Cap Index Fund, Class Y(a)	2,616,620	30,666,790

Total Equity Funds (cost $206,211,471)		252,350,374

Fixed Income Funds 10.1%
Nationwide Core Plus Bond Fund, Institutional Class(a)	1,118,452	11,385,839
NVIT Bond Index Fund, Class Y(a)	1,596,298	17,000,575

Total Fixed Income Funds (cost $28,595,716)		28,386,414

Total Mutual Funds (cost $234,807,187)		280,736,788

Total Investments (cost $234,807,187) (b) — 100.0%		280,736,788
Liabilities in excess of other assets — 0.0%†		(129,326)

NET ASSETS — 100.0%		$280,607,462

(a)	Investment in affiliate.
(b)	At September 30, 2015, the tax basis cost of the Fund’s investments was $245,215,792, tax unrealized appreciation and depreciation were $35,970,835 and $(449,839), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Investor Destinations Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Investor Destinations Balanced Fund

Mutual Funds 87.5%

	Shares	Market Value
Equity Funds 48.1%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	3,942,526	$49,557,557
NVIT International Index Fund, Class Y(a)	21,836,807	188,014,908
NVIT Mid Cap Index Fund, Class Y(a)	4,441,905	98,477,026
NVIT S&P 500 Index Fund, Class Y(a)	18,974,565	252,930,952
NVIT Small Cap Index Fund, Class Y(a)	3,042,192	35,654,492

Total Equity Funds (cost $558,277,249)		624,634,935

Fixed Income Funds 39.4%
Nationwide Core Plus Bond Fund, Institutional Class(a)	9,314,398	94,820,571
NVIT Bond Index Fund, Class Y(a)	32,812,838	349,456,722
NVIT Short Term Bond Fund, Class Y(a)	6,405,811	66,876,662

Total Fixed Income Funds (cost $516,873,292)		511,153,955

Total Mutual Funds (cost $1,075,150,541)		1,135,788,890

Fixed Contract 12.5%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.35% (a)(b)(c)	$162,531,981	162,531,981

Total Fixed Contract (cost $162,531,981)		162,531,981

Total Investments (cost $1,237,682,522) (d) — 100.0%		1,298,320,871
Liabilities in excess of other assets — 0.0%†		(380,204)

NET ASSETS — 100.0%		$1,297,940,667

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2015, the tax basis cost of the Fund’s investments was $1,237,990,001, tax unrealized appreciation and depreciation were $72,669,772 and $(12,338,902), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Investor Destinations Balanced Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$162,531,981	$162,531,981
Mutual Funds	1,135,788,890	—	—	1,135,788,890

Total	$1,135,788,890	$—	$162,531,981	$1,298,320,871

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Investor Destinations Balanced Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/14	$149,115,183	$149,115,183
Interest Income from Affiliates	3,979,523	3,979,523
Purchases	11,046,401	11,046,401
Sales	(1,609,126)	(1,609,126)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/15	$162,531,981	$162,531,981

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 09/30/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$162,531,981	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.35 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Mutual Funds 94.6%

	Shares	Market Value
Equity Funds 68.4%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	3,411,047	$42,876,856
NVIT International Index Fund, Class Y(a)	33,441,465	287,931,016
NVIT Mid Cap Index Fund, Class Y(a)	7,006,105	155,325,356
NVIT S&P 500 Index Fund, Class Y(a)	32,004,416	426,618,864
NVIT Small Cap Index Fund, Class Y(a)	5,874,139	68,844,910

Total Equity Funds (cost $815,830,199)		981,597,002

Fixed Income Funds 26.2%
Nationwide Core Plus Bond Fund, Institutional Class(a)	7,567,418	77,036,319
NVIT Bond Index Fund, Class Y(a)	23,640,887	251,775,445
NVIT Short Term Bond Fund, Class Y(a)	4,499,034	46,969,919

Total Fixed Income Funds (cost $381,075,297)		375,781,683

Total Mutual Funds (cost $1,196,905,496)		1,357,378,685

Fixed Contract 5.4%

	Principal Amount
Nationwide Fixed Contract, 3.35% (a)(b)(c)	$76,889,112	76,889,112

Total Fixed Contract (cost $76,889,112)		76,889,112

Total Investments (cost $1,273,794,608) (d) — 100.0%		1,434,267,797
Liabilities in excess of other assets — 0.0%†		(497,725)

NET ASSETS — 100.0%		$1,433,770,072

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2015, the tax basis cost of the Fund’s investments was $1,273,973,386, tax unrealized appreciation and depreciation were $168,509,903 and $(8,215,492), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$76,889,112	$76,889,112
Mutual Funds	1,357,378,685	—	—	1,357,378,685

Total	$1,357,378,685	$—	$76,889,112	$1,434,267,797

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/14	$76,630,517	$76,630,517
Interest Income from Affiliates	1,953,626	1,953,626
Purchases	836,116	836,116
Sales	(2,531,147)	(2,531,147)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/15	$76,889,112	$76,889,112

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 09/30/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$76,889,112	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.35 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Investor Destinations Conservative Fund

Mutual Funds 76.0%

	Shares	Market Value
Equity Funds 20.1%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	1,837,745	$23,100,449
NVIT International Index Fund, Class Y(a)	4,516,065	38,883,319
NVIT Mid Cap Index Fund, Class Y(a)	1,037,667	23,005,069
NVIT S&P 500 Index Fund, Class Y(a)	4,662,950	62,157,122
NVIT Small Cap Index Fund, Class Y(a)	641,575	7,519,261

Total Equity Funds (cost $146,869,089)		154,665,220

Fixed Income Funds 55.9%
Nationwide Core Plus Bond Fund, Institutional Class(a)	5,268,945	53,637,861
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	4,100,073	38,376,679
NVIT Bond Index Fund, Class Y(a)	24,533,310	261,279,753
NVIT Short Term Bond Fund, Class Y(a)	7,347,623	76,709,182

Total Fixed Income Funds (cost $436,020,684)		430,003,475

Total Mutual Funds (cost $582,889,773)		584,668,695

Fixed Contract 24.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.35% (a)(b)(c)	$184,375,349	184,375,349

Total Fixed Contract (cost $184,375,349)		184,375,349

Total Investments (cost $767,265,122) (d) — 100.0%		769,044,044
Liabilities in excess of other assets — 0.0%†		(238,402)

NET ASSETS — 100.0%		$768,805,642

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2015, the tax basis cost of the Fund’s investments was $767,386,693, tax unrealized appreciation and depreciation were $9,801,104 and $(8,143,753), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Investor Destinations Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$184,375,349	$184,375,349
Mutual Funds	584,668,695	—	—	584,668,695

Total	$584,668,695	$—	$184,375,349	$769,044,044

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Investor Destinations Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/14	$170,084,202	$170,084,202
Interest Income from Affiliates	4,446,857	4,446,857
Purchases	21,602,539	21,602,539
Sales	(11,758,249)	(11,758,249)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/15	$184,375,349	$184,375,349

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 09/30/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$184,375,349	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.35 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Investor Destinations Managed Growth and Income Fund

Mutual Funds 83.8%

	Shares	Market Value
Equity Funds 45.8%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	988,510	$12,425,570
NVIT International Index Fund, Class Y(a)	5,225,270	44,989,577
NVIT Mid Cap Index Fund, Class Y(a)	1,117,837	24,782,439
NVIT S&P 500 Index Fund, Class Y(a)	4,745,616	63,259,056
NVIT Small Cap Index Fund, Class Y(a)	773,796	9,068,893

Total Equity Funds (cost $166,969,828)		154,525,535

Fixed Income Funds 38.0%
Nationwide Core Plus Bond Fund, Institutional Class(a)	2,309,947	23,515,264
NVIT Bond Index Fund, Class Y(a)	8,197,637	87,304,834
NVIT Short Term Bond Fund, Class Y(a)	1,650,173	17,227,804

Total Fixed Income Funds (cost $128,872,848)		128,047,902

Total Mutual Funds (cost $295,842,676)		282,573,437

Fixed Contract 12.2%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.35% (a)(b)(c)	$41,022,188	41,022,188

Total Fixed Contract (cost $41,022,188)		41,022,188

Total Investments (cost $336,864,864) (d) — 96.0%		323,595,625
Other assets in excess of liabilities — 4.0%		13,576,711

NET ASSETS — 100.0%		$337,172,336

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2015, the tax basis cost of the Fund’s investments was $336,961,448, tax unrealized appreciation and depreciation were $0 and $(13,365,823), respectively.

At September 30, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(212)	Mini MSCI EAFE	12/18/15	$17,484,700	$498,873
(51)	Russell 2000 Mini Future	12/18/15	5,589,090	206,750
(364)	S&P 500 E-Mini	12/18/15	34,738,340	451,724
(87)	S&P MID 400 E-Mini	12/18/15	11,857,230	252,418

			$69,669,360	$1,409,765

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Investor Destinations Managed Growth and Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$41,022,188	$41,022,188
Futures Contracts	1,409,765	—	—	1,409,765
Mutual Funds	282,573,437	—	—	282,573,437

Total	$283,983,202	$—	$41,022,188	$325,005,390

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Investor Destinations Managed Growth and Income Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/14	$—	$—
Interest Income from Affiliates	548,633	548,633
Purchases	40,784,064	40,784,064
Sales	(310,509)	(310,509)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/15	$41,022,188	$41,022,188

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 09/30/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$41,022,188	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.35 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$1,409,765

Total		$1,409,765

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Mutual Funds 87.2%

	Shares	Market Value
Equity Funds 55.2%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	1,423,768	$17,896,761
NVIT International Index Fund, Class Y(a)	11,390,931	98,075,916
NVIT Mid Cap Index Fund, Class Y(a)	2,417,667	53,599,668
NVIT S&P 500 Index Fund, Class Y(a)	12,313,645	164,140,894
NVIT Small Cap Index Fund, Class Y(a)	1,982,294	23,232,481

Total Equity Funds (cost $384,340,333)		356,945,720

Fixed Income Funds 32.0%
Nationwide Core Plus Bond Fund, Institutional Class(a)	4,437,734	45,176,130
NVIT Bond Index Fund, Class Y(a)	13,330,311	141,967,811
NVIT Short Term Bond Fund, Class Y(a)	1,923,556	20,081,920

Total Fixed Income Funds (cost $208,572,632)		207,225,861

Total Mutual Funds (cost $592,912,965)		564,171,581

Fixed Contract 8.1%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.35% (a)(b)(c)	$52,456,929	52,456,929

Total Fixed Contract (cost $52,456,929)		52,456,929

Total Investments (cost $645,369,894) (d) — 95.3%		616,628,510
Other assets in excess of liabilities — 4.7%		30,149,372

NET ASSETS — 100.0%		$646,777,882

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2015, the tax basis cost of the Fund’s investments was $645,467,711, tax unrealized appreciation and depreciation were $0 and $(28,839,201), respectively.

At September 30, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(753)	Mini MSCI EAFE	12/18/15	$62,103,675	$1,988,398
(196)	Russell 2000 Mini Future	12/18/15	21,479,640	871,389
(1,224)	S&P 500 E-Mini	12/18/15	116,812,440	1,706,909
(279)	S&P MID 400 E-Mini	12/18/15	38,024,910	891,688

			$238,420,665	$5,458,384

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$52,456,929	$52,456,929
Futures Contracts	5,458,384	—	—	5,458,384
Mutual Funds	564,171,581	—	—	564,171,581

Total	$569,629,965	$—	$52,456,929	$622,086,894

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/14	$—	$—
Interest Income from Affiliates	686,671	686,671
Purchases	51,829,433	51,829,433
Sales	(59,175)	(59,175)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/15	$52,456,929	$52,456,929

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 09/30/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$52,456,929	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.35 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$5,458,384

Total		$5,458,384

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Investor Destinations Moderate Fund

Mutual Funds 91.5%

	Shares	Market Value
Equity Funds 58.2%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	6,794,211	$85,403,238
NVIT International Index Fund, Class Y(a)	53,223,924	458,257,985
NVIT Mid Cap Index Fund, Class Y(a)	11,217,109	248,683,309
NVIT S&P 500 Index Fund, Class Y(a)	56,415,582	752,019,709
NVIT Small Cap Index Fund, Class Y(a)	9,120,119	106,887,797

Total Equity Funds (cost $1,191,077,943)		1,651,252,038

Fixed Income Funds 33.3%
Nationwide Core Plus Bond Fund, Institutional Class(a)	20,802,935	211,773,880
NVIT Bond Index Fund, Class Y(a)	60,035,092	639,373,731
NVIT Short Term Bond Fund, Class Y(a)	8,825,126	92,134,313

Total Fixed Income Funds (cost $944,050,283)		943,281,924

Total Mutual Funds (cost $2,135,128,226)		2,594,533,962

Fixed Contract 8.5%

	Principal Amount
Nationwide Fixed Contract, 3.35% (a)(b)(c)	$240,376,695	240,376,695

Total Fixed Contract (cost $240,376,695)		240,376,695

Total Investments (cost $2,375,504,921) (d) — 100.0%		2,834,910,657
Liabilities in excess of other assets — 0.0%†		(811,927)

NET ASSETS — 100.0%		$2,834,098,730

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2015, the tax basis cost of the Fund’s investments was $2,409,510,287, tax unrealized appreciation and depreciation were $434,842,592 and $(9,442,222), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Investor Destinations Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$240,376,695	$240,376,695
Mutual Funds	2,594,533,962	—	—	2,594,533,962

Total	$2,594,533,962	$—	$240,376,695	$2,834,910,657

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Investor Destinations Moderate Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/14	$253,374,279	$253,374,279
Interest Income from Affiliates	6,253,318	6,253,318
Purchases	—	—
Sales	(19,250,902)	(19,250,902)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/15	$240,376,695	$240,376,695

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 09/30/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$240,376,695	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.35 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.8%

	Shares	Market Value
Equity Funds 79.5%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	3,024,158	$38,013,670
NVIT International Index Fund, Class Y(a)	36,036,269	310,272,277
NVIT Mid Cap Index Fund, Class Y(a)	6,623,096	146,834,038
NVIT S&P 500 Index Fund, Class Y(a)	29,533,112	393,676,379
NVIT Small Cap Index Fund, Class Y(a)	7,131,133	83,576,880

Total Equity Funds (cost $747,962,523)		972,373,244

Fixed Income Funds 18.3%
Nationwide Core Plus Bond Fund, Institutional Class(a)	6,220,518	63,324,877
NVIT Bond Index Fund, Class Y(a)	15,136,789	161,206,804

Total Fixed Income Funds (cost $226,625,595)		224,531,681

Total Mutual Funds (cost $974,588,118)		1,196,904,925

Fixed Contract 2.2%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.35% (a)(b)(c)	$26,619,155	26,619,155

Total Fixed Contract (cost $26,619,155)		26,619,155

Total Investments (cost $1,001,207,273) (d) — 100.0%		1,223,524,080
Liabilities in excess of other assets — 0.0%†		(455,695)

NET ASSETS — 100.0%		$1,223,068,385

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2015, the tax basis cost of the Fund’s investments was $1,033,671,385, tax unrealized appreciation and depreciation were $196,237,488 and $(6,384,793), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$26,619,155	$26,619,155
Mutual Funds	1,196,904,925	—	—	1,196,904,925

Total	$1,196,904,925	$—	$26,619,155	$1,223,524,080

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/14	$28,582,480	$28,582,480
Interest Income from Affiliates	704,155	704,155
Purchases	17,721	17,721
Sales	(2,685,201)	(2,685,201)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/15	$26,619,155	$26,619,155

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 09/30/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$26,619,155	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.35 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 83.5%

	Shares	Market Value
Equity Funds 38.3%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	2,874,994	$36,138,680
NVIT International Index Fund, Class Y(a)	10,124,109	87,168,580
NVIT Mid Cap Index Fund, Class Y(a)	2,389,496	52,975,116
NVIT S&P 500 Index Fund, Class Y(a)	12,072,703	160,929,137
NVIT Small Cap Index Fund, Class Y(a)	1,471,530	17,246,333

Total Equity Funds (cost $277,047,902)		354,457,846

Fixed Income Funds 45.2%
Nationwide Core Plus Bond Fund, Institutional Class(a)	6,669,520	67,895,717
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	2,006,440	18,780,282
NVIT Bond Index Fund, Class Y(a)	25,772,059	274,472,432
NVIT Short Term Bond Fund, Class Y(a)	5,569,914	58,149,899

Total Fixed Income Funds (cost $420,401,978)		419,298,330

Total Mutual Funds (cost $697,449,880)		773,756,176

Fixed Contract 16.5%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.35% (a)(b)(c)	$153,333,728	153,333,728

Total Fixed Contract (cost $153,333,728)		153,333,728

Total Investments (cost $850,783,608) (d) — 100.0%		927,089,904
Liabilities in excess of other assets — 0.0%†		(284,513)

NET ASSETS — 100.0%		$926,805,391

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2015, the tax basis cost of the Fund’s investments was $858,064,658, tax unrealized appreciation and depreciation were $73,389,322 and $(4,364,076), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$153,333,728	$153,333,728
Mutual Funds	773,756,176	—	—	773,756,176

Total	$773,756,176	$—	$153,333,728	$927,089,904

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/14	$148,154,438	$148,154,438
Interest Income from Affiliates	3,837,780	3,837,780
Purchases	9,996,704	9,996,704
Sales	(8,655,194)	(8,655,194)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/15	$153,333,728	$153,333,728

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 09/30/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$153,333,728	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.35 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks 97.2%

	Shares	Market Value
Aerospace & Defense 5.0%
Honeywell International, Inc.	299,069	$28,318,843
Raytheon Co.	189,765	20,733,724
United Technologies Corp.	165,138	14,695,631

		63,748,198

Air Freight & Logistics 1.1%
FedEx Corp.	102,018	14,688,552

Auto Components 0.9%
Delphi Automotive PLC	143,398	10,903,984

Automobiles 1.0%
Tesla Motors, Inc.*(a)	50,202	12,470,177

Beverages 3.8%
Molson Coors Brewing Co., Class B	148,342	12,315,353
PepsiCo, Inc.	388,047	36,592,832

		48,908,185

Biotechnology 5.1%
Alexion Pharmaceuticals, Inc.*	91,327	14,282,630
Biogen, Inc.*	81,171	23,686,509
Regeneron Pharmaceuticals, Inc.*(a)	31,134	14,481,669
Vertex Pharmaceuticals, Inc.*	130,686	13,609,640

		66,060,448

Capital Markets 1.9%
Ameriprise Financial, Inc.	100,092	10,923,040
BlackRock, Inc.(a)	44,092	13,116,047

		24,039,087

Chemicals 0.9%
Dow Chemical Co. (The)	275,019	11,660,806

Communications Equipment 1.3%
Cisco Systems, Inc.	641,966	16,851,607

Construction Materials 1.3%
Martin Marietta Materials, Inc.(a)	113,875	17,303,306

Diversified Financial Services 1.4%
Intercontinental Exchange, Inc.	77,227	18,147,573

Diversified Telecommunication Services 2.1%
Verizon Communications, Inc.(a)	610,075	26,544,363

Energy Equipment & Services 1.0%
Schlumberger Ltd.	185,880	12,820,144

Food & Staples Retailing 1.9%
CVS Health Corp.	249,468	24,068,673

Food Products 3.9%
Archer-Daniels-Midland Co.	281,847	11,682,558
ConAgra Foods, Inc.	428,032	17,339,576
Mondelez International, Inc., Class A	516,155	21,611,410

		50,633,544

Health Care Equipment & Supplies 1.0%
Boston Scientific Corp.*	779,815	12,796,764

Health Care Providers & Services 3.2%
Cardinal Health, Inc.	203,828	15,658,067
UnitedHealth Group, Inc.	218,638	25,364,194

		41,022,261

Health Care Technology 1.0%
Cerner Corp.*	216,540	12,983,738

Hotels, Restaurants & Leisure 1.8%
McDonald’s Corp.	235,011	23,155,634

Industrial Conglomerates 1.5%
Danaher Corp.	233,517	19,897,984

Information Technology Services 4.1%
Cognizant Technology Solutions Corp., Class A*	251,559	15,750,109
Visa, Inc., Class A	537,896	37,469,835

		53,219,944

Insurance 1.2%
Marsh & McLennan Cos., Inc.	300,894	15,712,685

Internet & Catalog Retail 4.7%
Amazon.com, Inc.*	72,766	37,248,188
Priceline Group, Inc. (The)*(a)	19,271	23,835,529

		61,083,717

Internet Software & Services 9.9%
Akamai Technologies, Inc.*(a)	218,607	15,097,000
Facebook, Inc., Class A*(a)	462,676	41,594,572
Google, Inc., Class A*	44,913	28,671,112
Google, Inc., Class C*	51,157	31,124,942
LinkedIn Corp., Class A*(a)	58,264	11,077,734

		127,565,360

Life Sciences Tools & Services 1.0%
Illumina, Inc.*	72,966	12,828,882

Media 4.8%
AMC Networks, Inc., Class A*(a)	165,996	12,145,927
CBS Corp., Non-Voting Shares, Class B	283,941	11,329,246
Comcast Corp., Class A	417,446	23,744,329
Interpublic Group of Cos., Inc. (The)	785,801	15,032,373

		62,251,875

Multiline Retail 1.2%
Dollar Tree, Inc.*	233,510	15,565,777

Personal Products 1.5%
Estee Lauder Cos., Inc. (The), Class A(a)	240,240	19,382,563

Pharmaceuticals 4.6%
AbbVie, Inc.	367,251	19,982,127
Allergan PLC*	73,619	20,010,380
Bristol-Myers Squibb Co.	325,707	19,281,855

		59,274,362

Semiconductors & Semiconductor Equipment 1.1%
Avago Technologies Ltd.	110,005	13,751,725

Software 7.5%
Adobe Systems, Inc.*	186,499	15,333,948
Citrix Systems, Inc.*	138,647	9,605,464
Fortinet, Inc.*	195,655	8,311,424
Intuit, Inc.	159,079	14,118,261
Oracle Corp.	640,208	23,124,313
salesforce.com, Inc.*	270,650	18,791,230
Splunk, Inc.*(a)	139,109	7,699,683

		96,984,323

Specialty Retail 3.1%
Home Depot, Inc. (The)	198,100	22,878,569
Ulta Salon Cosmetics & Fragrance, Inc.*	101,341	16,554,052

		39,432,621

Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	770,982	85,039,315

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Textiles, Apparel & Luxury Goods 4.8%
Hanesbrands, Inc.	595,273	$17,227,200
lululemon athletica, Inc.*(a)	167,356	8,476,581
NIKE, Inc., Class B	207,541	25,521,317
Under Armour, Inc., Class A*(a)	103,565	10,023,021

		61,248,119

Total Common Stocks (cost $1,046,219,803)		1,252,046,296

Repurchase Agreements 0.8%

	Principal Amount
Barclays Capital, Inc., 0.06%, dated 09/29/15, due 10/06/15, repurchase price $3,000,035, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 5.25%, maturing 11/15/15 - 05/15/44; total market value $3,060,001. (b)	$3,000,000	$3,000,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $4,000,013, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $4,080,001. (b)	4,000,000	4,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $2,666,677, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $2,720,002. (b)	2,666,668	2,666,668

Total Repurchase Agreements (cost $9,666,668)		9,666,668

Total Investments (cost $1,055,886,471) (c) — 98.0%		1,261,712,964
Other assets in excess of liabilities — 2.0%		25,239,916

NET ASSETS — 100.0%		$1,286,952,880

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $101,241,590, which was collateralized by repurchase agreements with a total value of $9,666,668 and $91,787,197 of collateral in the form of U.S. Government Treasury Securities interest rates ranging from 0.00% – 7.88% and maturity dates ranging from 10/08/15 – 11/15/44; a total value of $101,453,865.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $9,666,668.
(c)	At September 30, 2015, the tax basis cost of the Fund’s investments was $1,056,285,535, tax unrealized appreciation and depreciation were $256,194,701 and $(50,767,272), respectively.

Ltd.	Limited
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,252,046,296	$—	$—	$1,252,046,296
Repurchase Agreements	—	9,666,668	—	9,666,668

Total	$1,252,046,296	$9,666,668	$—	$1,261,712,964

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

Mutual Fund 96.3%

	Shares	Market Value
Balanced Fund 96.3%
American Funds Asset Allocation Fund, Class 1	23,384,197	$465,111,674

Total Mutual Funds (cost $511,755,653)		465,111,674

Total Investments (cost $511,755,653) (a) — 96.3%		465,111,674
Other assets in excess of liabilities — 3.7%		17,916,988

NET ASSETS — 100.0%		$483,028,662

(a)	At September 30, 2015, the tax basis cost of the Fund’s investments was $511,867,348, tax unrealized appreciation and depreciation were $0 and $(46,755,674), respectively.

At September 30, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(78)	Mini MSCI EAFE	12/18/15	$6,433,050	$212,742
(59)	Russell 2000 Mini Future	12/18/15	6,465,810	265,341
(822)	S&P 500 E-Mini	12/18/15	78,447,570	1,121,317
(7)	S&P MID 400 E-Mini	12/18/15	954,030	24,076

			$92,300,460	$1,623,476

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation futures from contracts	$1,623,476

Total		$1,623,476

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

Mutual Fund 94.8%

	Shares	Market Value
Equity Fund 94.8%
American Funds Growth Income Fund, Class 1	1,177,040	$50,695,115

Total Mutual Funds (cost $60,408,310)		50,695,115

Total Investments (cost $60,408,310) (a) — 94.8%		50,695,115
Other assets in excess of liabilities — 5.2%		2,762,080

NET ASSETS — 100.0%		$53,457,195

(a)	At September 30, 2015, the tax basis cost of the Fund’s investments was $60,457,822, tax unrealized appreciation and depreciation were $0 and $(9,762,707) respectively.

At September 30, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(9)	Mini MSCI EAFE	12/18/15	$742,275	$27,429
(6)	Russell 2000 Mini Future	12/18/15	657,540	29,266
(85)	S&P 500 E-Mini	12/18/15	8,111,975	107,530
(2)	S&P MID 400 E-Mini	12/18/15	272,580	6,879

			$9,784,370	$171,104

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Managed American Funds Growth-Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation futures from contracts	$171,104

Total		$171,104

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 96.0%

	Shares	Market Value
Aerospace & Defense 1.5%
B/E Aerospace, Inc.	87,958	$3,861,356
Esterline Technologies Corp.*	25,559	1,837,437
Huntington Ingalls Industries, Inc.	39,618	4,245,069
KLX, Inc.*	43,534	1,555,905
Orbital ATK, Inc.	48,960	3,518,755
Teledyne Technologies, Inc.*	29,270	2,643,081
Triumph Group, Inc.	40,886	1,720,483

		19,382,086

Airlines 1.2%
Alaska Air Group, Inc.(a)	105,474	8,379,909
JetBlue Airways Corp.*	260,398	6,710,457

		15,090,366

Auto Components 0.5%
Dana Holding Corp.(a)	132,727	2,107,705
Gentex Corp.	242,478	3,758,409

		5,866,114

Automobiles 0.2%
Thor Industries, Inc.	37,840	1,960,112

Banks 5.5%
Associated Banc-Corp.(a)	124,292	2,233,527
BancorpSouth, Inc.	72,203	1,716,265
Bank of Hawaii Corp.(a)	36,003	2,285,831
Bank of the Ozarks, Inc.	64,656	2,829,347
Cathay General Bancorp(a)	63,603	1,905,546
City National Corp.	40,136	3,534,376
Commerce Bancshares, Inc.(a)	66,437	3,026,870
Cullen/Frost Bankers, Inc.(a)	46,038	2,927,096
East West Bancorp, Inc.	119,134	4,577,128
First Horizon National Corp.(a)	194,393	2,756,493
First Niagara Financial Group, Inc.	293,858	3,000,290
FirstMerit Corp.	137,258	2,425,349
Fulton Financial Corp.	144,673	1,750,543
Hancock Holding Co.	64,647	1,748,701
International Bancshares Corp.	46,266	1,158,038
PacWest Bancorp(a)	84,486	3,616,846
Prosperity Bancshares, Inc.(a)	54,539	2,678,410
Signature Bank*	42,166	5,800,355
SVB Financial Group*	42,644	4,927,088
Synovus Financial Corp.	109,255	3,233,948
TCF Financial Corp.	140,117	2,124,174
Trustmark Corp.(a)	56,020	1,297,983
Umpqua Holdings Corp.(a)	182,914	2,981,498
Valley National Bancorp	192,766	1,896,817
Webster Financial Corp.	76,155	2,713,403

		69,145,922

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*(a)	8,023	1,689,724

Biotechnology 0.4%
United Therapeutics Corp.*(a)	37,689	4,946,304

Building Products 1.1%
A.O. Smith Corp.	62,706	4,087,804
Fortune Brands Home & Security, Inc.(a)	132,259	6,278,335
Lennox International, Inc.(a)	33,199	3,762,443

		14,128,582

Capital Markets 1.9%
Eaton Vance Corp.	97,353	3,253,537
Federated Investors, Inc., Class B	79,153	2,287,522
Janus Capital Group, Inc.	122,743	1,669,305
Raymond James Financial, Inc.	106,195	5,270,458
SEI Investments Co.	115,299	5,560,871
Stifel Financial Corp.*	57,461	2,419,108
Waddell & Reed Financial, Inc., Class A(a)	69,252	2,407,892
WisdomTree Investments, Inc.(a)	94,827	1,529,559

		24,398,252

Chemicals 3.0%
Albemarle Corp.	93,099	4,105,666
Ashland, Inc.	55,968	5,631,500
Cabot Corp.	52,016	1,641,625
Chemours Co. (The)	150,863	976,084
Cytec Industries, Inc.	59,164	4,369,261
Minerals Technologies, Inc.	28,797	1,386,864
NewMarket Corp.(a)	8,637	3,083,409
Olin Corp.(a)	64,216	1,079,471
PolyOne Corp.(a)	73,384	2,153,087
RPM International, Inc.(a)	110,516	4,629,515
Scotts Miracle-Gro Co. (The), Class A	37,553	2,283,973
Sensient Technologies Corp.	37,909	2,323,822
Valspar Corp. (The)(a)	61,180	4,397,618

		38,061,895

Commercial Services & Supplies 1.7%
Clean Harbors, Inc.*(a)	44,018	1,935,471
Copart, Inc.*	90,603	2,980,839
Deluxe Corp.	41,406	2,307,970
Herman Miller, Inc.	49,352	1,423,312
HNI Corp.	36,650	1,572,285
MSA Safety, Inc.	26,099	1,043,177
Rollins, Inc.	77,867	2,092,286
RR Donnelley & Sons Co.	173,054	2,519,666
Waste Connections, Inc.	102,177	4,963,759

		20,838,765

Communications Equipment 1.0%
ARRIS Group, Inc.*(a)	111,679	2,900,304
Ciena Corp.*	104,879	2,173,093
InterDigital, Inc.(a)	29,919	1,513,901
NetScout Systems, Inc.*	83,312	2,946,745
Plantronics, Inc.(a)	29,226	1,486,142
Polycom, Inc.*(a)	111,326	1,166,697

		12,186,882

Construction & Engineering 0.5%
AECOM*(a)	124,832	3,434,128
Granite Construction, Inc.	32,603	967,331
KBR, Inc.	120,174	2,002,099

		6,403,558

Construction Materials 0.2%
Eagle Materials, Inc.	41,730	2,855,167

Consumer Finance 0.2%
SLM Corp.*	353,378	2,614,997

Containers & Packaging 1.4%
AptarGroup, Inc.(a)	51,932	3,425,435
Bemis Co., Inc.(b)	80,593	3,189,065
Greif, Inc., Class A(a)	21,287	679,268

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Containers & Packaging (continued)
Packaging Corp. of America	80,879	$4,865,681
Silgan Holdings, Inc.(a)	33,483	1,742,455
Sonoco Products Co.	83,576	3,154,158

		17,056,062

Distributors 0.6%
LKQ Corp.*	252,422	7,158,688

Diversified Consumer Services 0.8%
Apollo Education Group, Inc.*(a)	83,498	923,488
DeVry Education Group, Inc.	47,634	1,296,121
Graham Holdings Co., Class B	3,716	2,144,132
Service Corp. International(a)	165,909	4,496,134
Sotheby’s(a)	51,337	1,641,757

		10,501,632

Diversified Financial Services 0.8%
CBOE Holdings, Inc.	68,520	4,596,321
MSCI, Inc.	81,671	4,856,158

		9,452,479

Electric Utilities 1.8%
Cleco Corp.(a)	50,189	2,672,063
Great Plains Energy, Inc.(a)	127,955	3,457,344
Hawaiian Electric Industries, Inc.	89,086	2,555,877
IDACORP, Inc.	41,711	2,699,119
OGE Energy Corp.	165,587	4,530,460
PNM Resources, Inc.	66,097	1,854,021
Westar Energy, Inc.	117,048	4,499,325

		22,268,209

Electrical Equipment 1.0%
Acuity Brands, Inc.(b)	36,001	6,321,056
Hubbell, Inc., Class B	41,972	3,565,521
Regal Beloit Corp.	37,105	2,094,577

		11,981,154

Electronic Equipment, Instruments & Components 3.4%
Arrow Electronics, Inc.*	78,153	4,320,298
Avnet, Inc.	111,351	4,752,461
Belden, Inc.	35,289	1,647,643
Cognex Corp.(a)	72,273	2,484,023
FEI Co.(a)	34,494	2,519,442
Ingram Micro, Inc., Class A(a)	128,922	3,511,835
IPG Photonics Corp.*	30,143	2,289,964
Jabil Circuit, Inc.	160,380	3,587,701
Keysight Technologies, Inc.*	140,494	4,332,835
Knowles Corp.*(a)	73,130	1,347,786
National Instruments Corp.(a)	84,013	2,334,721
Tech Data Corp.*	29,227	2,002,049
Trimble Navigation Ltd.*	212,949	3,496,623
Vishay Intertechnology, Inc.(a)	112,640	1,091,482
Zebra Technologies Corp., Class A*	43,139	3,302,290

		43,021,153

Energy Equipment & Services 1.3%
Atwood Oceanics, Inc.	48,124	712,716
Dril-Quip, Inc.*(a)	32,176	1,873,287
Helix Energy Solutions Group, Inc.*	81,713	391,405
Nabors Industries Ltd.	241,856	2,285,539
Noble Corp. PLC(a)	200,427	2,186,659
Oceaneering International, Inc.	81,034	3,183,016
Oil States International, Inc.*(a)	42,617	1,113,582
Patterson-UTI Energy, Inc.(a)	121,728	1,599,506
Rowan Cos. PLC, Class A(a)	103,372	1,669,458
Superior Energy Services, Inc.	124,802	1,576,249

		16,591,417

Food & Staples Retailing 0.6%
Casey’s General Stores, Inc.	32,275	3,321,743
SUPERVALU, Inc.*	219,312	1,574,660
United Natural Foods, Inc.*(a)	41,500	2,013,165

		6,909,568

Food Products 2.2%
Dean Foods Co.(a)	78,113	1,290,427
Flowers Foods, Inc.	152,948	3,783,934
Hain Celestial Group, Inc. (The)*(a)	85,172	4,394,875
Ingredion, Inc.	59,123	5,162,029
Lancaster Colony Corp.	16,113	1,570,695
Post Holdings, Inc.*	50,323	2,974,089
Tootsie Roll Industries, Inc.(a)	14,807	463,311
TreeHouse Foods, Inc.*	35,514	2,762,634
WhiteWave Foods Co. (The)*	145,286	5,833,233

		28,235,227

Gas Utilities 1.6%
Atmos Energy Corp.	83,947	4,884,037
National Fuel Gas Co.(a)	69,948	3,496,001
ONE Gas, Inc.	43,124	1,954,811
Questar Corp.	145,662	2,827,299
UGI Corp.	143,426	4,994,093
WGL Holdings, Inc.	41,264	2,379,695

		20,535,936

Health Care Equipment & Supplies 4.0%
Align Technology, Inc.*(a)	60,298	3,422,514
Cooper Cos., Inc. (The)	40,183	5,981,641
Halyard Health, Inc.*(a)	38,616	1,098,239
Hill-Rom Holdings, Inc.	46,895	2,438,071
Hologic, Inc.*	202,914	7,940,025
IDEXX Laboratories, Inc.*	76,093	5,649,905
ResMed, Inc.	116,315	5,927,412
Sirona Dental Systems, Inc.*	46,249	4,316,882
STERIS Corp.(a)	49,447	3,212,572
Teleflex, Inc.(a)	34,400	4,272,824
Thoratec Corp.*	45,352	2,868,968
West Pharmaceutical Services, Inc.	59,531	3,221,818

		50,350,871

Health Care Providers & Services 2.6%
Centene Corp.*(a)	98,635	5,348,976
Community Health Systems, Inc.*	97,907	4,187,482
Health Net, Inc.*	64,027	3,855,706
LifePoint Health, Inc.*	36,683	2,600,825
MEDNAX, Inc.*	77,872	5,979,791
Molina Healthcare, Inc.*(a)	33,848	2,330,435
Owens & Minor, Inc.(a)	52,326	1,671,292
VCA, Inc.*	67,225	3,539,396
WellCare Health Plans, Inc.*	36,478	3,143,674

		32,657,577

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	156,414	1,939,534

Hotels, Restaurants & Leisure 2.2%
Brinker International, Inc.(a)	49,757	2,620,701
Buffalo Wild Wings, Inc.*	15,717	3,040,139
Cheesecake Factory, Inc. (The)	37,360	2,015,946

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc.(a)	19,908	$2,932,050
Domino’s Pizza, Inc.	45,414	4,900,625
Dunkin’ Brands Group, Inc.	78,879	3,865,071
International Speedway Corp., Class A	22,115	701,488
Jack in the Box, Inc.	30,291	2,333,619
Panera Bread Co., Class A*(a)	20,213	3,909,396
Wendy’s Co. (The)	191,760	1,658,724

		27,977,759

Household Durables 2.1%
Jarden Corp.*	164,275	8,029,762
KB Home(a)	75,517	1,023,255
M.D.C. Holdings, Inc.	32,410	848,494
NVR, Inc.*(a)	3,158	4,816,645
Tempur Sealy International, Inc.*(a)	51,257	3,661,288
Toll Brothers, Inc.*	134,278	4,597,679
TRI Pointe Group, Inc.*(a)	120,449	1,576,677
Tupperware Brands Corp.(a)	41,286	2,043,244

		26,597,044

Household Products 0.9%
Church & Dwight Co., Inc.	108,367	9,091,991
Energizer Holdings, Inc.	51,570	1,996,275

		11,088,266

Independent Power and Renewable Electricity Producers 0.0%†
Talen Energy Corp.*	53,195	537,270

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	54,102	4,727,433

Information Technology Services 3.5%
Acxiom Corp.*	64,862	1,281,673
Broadridge Financial Solutions, Inc.	97,990	5,423,746
Convergys Corp.	81,383	1,880,761
CoreLogic, Inc.*	73,725	2,744,782
DST Systems, Inc.(a)	27,877	2,930,988
Gartner, Inc.*	68,727	5,768,257
Global Payments, Inc.	53,957	6,190,487
Jack Henry & Associates, Inc.(a)	67,098	4,670,692
Leidos Holdings, Inc.	53,079	2,192,693
MAXIMUS, Inc.	54,665	3,255,847
NeuStar, Inc., Class A*(a)	45,030	1,225,266
Science Applications International Corp.	34,684	1,394,644
VeriFone Systems, Inc.*	94,883	2,631,106
WEX, Inc.*(a)	32,056	2,783,743

		44,374,685

Insurance 5.7%
Alleghany Corp.*	13,224	6,190,287
American Financial Group, Inc.	59,518	4,101,385
Arthur J. Gallagher & Co.	144,587	5,968,551
Aspen Insurance Holdings Ltd.	50,307	2,337,766
Brown & Brown, Inc.(a)	96,738	2,995,976
CNO Financial Group, Inc.(a)	159,089	2,992,464
Endurance Specialty Holdings Ltd.(a)	50,102	3,057,725
Everest Re Group Ltd.	36,589	6,342,337
First American Financial Corp.(a)	89,924	3,513,331
Hanover Insurance Group, Inc. (The)	36,575	2,841,878
HCC Insurance Holdings, Inc.	79,235	6,138,335
Kemper Corp.	40,323	1,426,225
Mercury General Corp.(a)	30,190	1,524,897
Old Republic International Corp.	199,925	3,126,827
Primerica, Inc.(a)	41,069	1,850,980
Reinsurance Group of America, Inc.	54,921	4,975,293
RenaissanceRe Holdings Ltd.	38,041	4,044,519
StanCorp Financial Group, Inc.	34,975	3,994,145
W.R. Berkley Corp.	81,724	4,443,334

		71,866,255

Internet & Catalog Retail 0.1%
HSN, Inc.(a)	26,731	1,530,082

Internet Software & Services 0.2%
Rackspace Hosting, Inc.*(a)	100,057	2,469,407

Leisure Products 1.0%
Brunswick Corp.	76,148	3,646,728
Polaris Industries, Inc.(a)	50,941	6,106,298
Vista Outdoor, Inc.*	52,317	2,324,444

		12,077,470

Life Sciences Tools & Services 1.4%
Bio-Rad Laboratories, Inc., Class A*	17,148	2,303,148
Bio-Techne Corp.	30,820	2,849,617
Charles River Laboratories International, Inc.*(a)	38,747	2,461,210
Mettler-Toledo International, Inc.*	22,930	6,529,088
PAREXEL International Corp.*	45,650	2,826,648

		16,969,711

Machinery 4.0%
AGCO Corp.(a)	61,973	2,889,801
CLARCOR, Inc.(a)	41,666	1,986,635
Crane Co.	40,859	1,904,438
Donaldson Co., Inc.(a)	103,828	2,915,490
Graco, Inc.(a)	47,781	3,202,760
IDEX Corp.	64,120	4,571,756
ITT Corp.	73,981	2,473,185
Kennametal, Inc.(a)	65,695	1,635,148
Lincoln Electric Holdings, Inc.	56,341	2,953,959
Nordson Corp.(a)	47,351	2,980,272
Oshkosh Corp.(a)	64,854	2,356,146
Terex Corp.	89,858	1,612,052
Timken Co. (The)	60,926	1,674,856
Toro Co. (The)	45,331	3,197,649
Trinity Industries, Inc.	127,977	2,901,239
Valmont Industries, Inc.(a)	19,227	1,824,450
Wabtec Corp.	80,027	7,046,377
Woodward, Inc.(a)	47,357	1,927,430

		50,053,643

Marine 0.2%
Kirby Corp.*(a)	45,299	2,806,273

Media 1.5%
AMC Networks, Inc., Class A*(a)	50,386	3,686,743
Cable One, Inc.*	3,675	1,541,368
Cinemark Holdings, Inc.	87,224	2,833,908
DreamWorks Animation SKG, Inc., Class A*(a)	58,771	1,025,554
John Wiley & Sons, Inc., Class A	40,869	2,044,676
Live Nation Entertainment, Inc.*	121,071	2,910,547
Meredith Corp.	31,181	1,327,687
New York Times Co. (The), Class A(a)	104,812	1,237,830
Time, Inc.	90,861	1,730,902

		18,339,215

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Metals & Mining 1.4%
Allegheny Technologies, Inc.	90,459	$1,282,709
Carpenter Technology Corp.(a)	41,001	1,220,600
Commercial Metals Co.(a)	96,070	1,301,749
Compass Minerals International, Inc.(a)	27,898	2,186,366
Reliance Steel & Aluminum Co.	60,847	3,286,346
Royal Gold, Inc.	54,127	2,542,886
Steel Dynamics, Inc.(a)	200,482	3,444,281
United States Steel Corp.(a)	120,896	1,259,736
Worthington Industries, Inc.	38,909	1,030,310

		17,554,983

Multiline Retail 0.4%
Big Lots, Inc.(a)	42,982	2,059,698
J.C. Penney Co., Inc.*(a)	253,022	2,350,574

		4,410,272

Multi-Utilities 1.0%
Alliant Energy Corp.	93,718	5,481,566
Black Hills Corp.(a)	37,072	1,532,556
MDU Resources Group, Inc.(a)	161,371	2,775,581
Vectren Corp.	68,551	2,879,828

		12,669,531

Oil, Gas & Consumable Fuels 1.9%
California Resources Corp.	256,026	665,668
Denbury Resources, Inc.(a)	295,859	721,896
Energen Corp.	65,313	3,256,506
Gulfport Energy Corp.*	89,643	2,660,604
HollyFrontier Corp.	156,159	7,626,806
QEP Resources, Inc.	133,141	1,668,257
SM Energy Co.(a)	55,992	1,793,984
Western Refining, Inc.	58,627	2,586,623
World Fuel Services Corp.	59,414	2,127,021
WPX Energy, Inc.*	194,683	1,288,801

		24,396,166

Paper & Forest Products 0.3%
Domtar Corp.(a)	51,962	1,857,642
Louisiana-Pacific Corp.*	118,135	1,682,242

		3,539,884

Personal Products 0.4%
Avon Products, Inc.(a)	360,841	1,172,733
Edgewell Personal Care Co.	51,570	4,208,112

		5,380,845

Pharmaceuticals 0.3%
Akorn, Inc.*(a)	66,302	1,889,938
Catalent, Inc.*	81,562	1,981,957

		3,871,895

Professional Services 1.2%
CEB, Inc.	27,785	1,898,827
FTI Consulting, Inc.*	34,662	1,438,820
ManpowerGroup, Inc.	63,588	5,207,221
Towers Watson & Co., Class A	57,342	6,730,804

		15,275,672

Real Estate Investment Trusts (REITs) 10.0%
Alexandria Real Estate Equities, Inc.	59,795	5,062,843
American Campus Communities, Inc.	93,117	3,374,560
BioMed Realty Trust, Inc.	167,388	3,344,412
Camden Property Trust	71,984	5,319,618
Care Capital Properties, Inc.	68,897	2,268,778
Communications Sales & Leasing, Inc.	99,413	1,779,493
Corporate Office Properties Trust	78,406	1,648,878
Corrections Corp. of America	96,939	2,863,578
Douglas Emmett, Inc.	115,072	3,304,868
Duke Realty Corp.	286,172	5,451,577
Equity One, Inc.	61,148	1,488,342
Extra Space Storage, Inc.	101,679	7,845,552
Federal Realty Investment Trust	57,233	7,809,443
Highwoods Properties, Inc.	78,033	3,023,779
Home Properties, Inc.	47,965	3,585,384
Hospitality Properties Trust	125,432	3,208,551
Kilroy Realty Corp.	76,251	4,968,515
Lamar Advertising Co., Class A	67,855	3,540,674
LaSalle Hotel Properties	93,719	2,660,682
Liberty Property Trust	124,112	3,910,769
Mack-Cali Realty Corp.	73,674	1,390,965
Mid-America Apartment Communities, Inc.	62,501	5,116,957
National Retail Properties, Inc.	111,178	4,032,426
Omega Healthcare Investors, Inc.	133,955	4,708,518
Potlatch Corp.	33,686	969,820
Rayonier, Inc.	104,322	2,302,386
Regency Centers Corp.	78,133	4,855,966
Senior Housing Properties Trust	196,467	3,182,765
Sovran Self Storage, Inc.	29,683	2,799,107
Tanger Factory Outlet Centers, Inc.	79,550	2,622,763
Taubman Centers, Inc.	50,375	3,479,905
UDR, Inc.	216,869	7,477,643
Urban Edge Properties	76,562	1,652,974
Weingarten Realty Investors	94,550	3,130,550
WP GLIMCHER, Inc.	153,618	1,791,186

		125,974,227

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.(a)	38,055	1,306,428
Jones Lang LaSalle, Inc.	37,217	5,350,688

		6,657,116

Road & Rail 0.9%
Con-way, Inc.	47,383	2,248,323
Genesee & Wyoming, Inc., Class A*(a)	44,020	2,600,702
Landstar System, Inc.	36,077	2,289,807
Old Dominion Freight Line, Inc.*	57,883	3,530,863
Werner Enterprises, Inc.	37,074	930,558

		11,600,253

Semiconductors & Semiconductor Equipment 1.8%
Advanced Micro Devices, Inc.*(a)	522,301	898,358
Atmel Corp.	345,460	2,787,862
Cree, Inc.*(a)	85,665	2,075,663
Cypress Semiconductor Corp.*	277,699	2,365,995
Fairchild Semiconductor International, Inc.*	95,593	1,342,126
Integrated Device Technology, Inc.*	123,061	2,498,138
Intersil Corp., Class A	109,427	1,280,296
Silicon Laboratories, Inc.*(a)	32,951	1,368,785
SunEdison, Inc.*(a)	260,667	1,871,589
Synaptics, Inc.*	30,172	2,487,983
Teradyne, Inc.	174,587	3,144,312

		22,121,107

Software 5.0%
ACI Worldwide, Inc.*	97,414	2,057,384
ANSYS, Inc.*	74,693	6,583,441

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Cadence Design Systems, Inc.*	241,287	$4,989,815
CDK Global, Inc.	132,474	6,329,608
CommVault Systems, Inc.*	35,018	1,189,211
FactSet Research Systems, Inc.	34,300	5,481,483
Fair Isaac Corp.	25,777	2,178,156
Fortinet, Inc.*	120,471	5,117,608
Manhattan Associates, Inc.*(a)	60,799	3,787,778
Mentor Graphics Corp.	81,983	2,019,241
PTC, Inc.*	94,516	2,999,938
Rovi Corp.*(a)	71,983	755,102
SolarWinds, Inc.*	55,068	2,160,868
Solera Holdings, Inc.	55,486	2,996,244
Synopsys, Inc.*	129,152	5,964,239
Tyler Technologies, Inc.*	28,032	4,185,458
Ultimate Software Group, Inc. (The)*	23,674	4,237,883

		63,033,457

Specialty Retail 3.0%
Aaron’s, Inc.	53,563	1,934,160
Abercrombie & Fitch Co., Class A(a)(b)	57,522	1,218,891
American Eagle Outfitters, Inc.(a)	148,947	2,328,042
Ascena Retail Group, Inc.*(a)	141,718	1,971,297
Cabela’s, Inc.*(a)	41,287	1,882,687
Chico’s FAS, Inc.(a)	115,336	1,814,235
CST Brands, Inc.	62,624	2,107,924
Dick’s Sporting Goods, Inc.	77,469	3,843,237
Foot Locker, Inc.	115,286	8,297,133
Guess?, Inc.(a)	53,941	1,152,180
Murphy USA, Inc.*	33,359	1,833,077
Office Depot, Inc.*	409,195	2,627,032
Rent-A-Center, Inc.	43,884	1,064,187
Williams-Sonoma, Inc.	69,765	5,326,558

		37,400,640

Technology Hardware, Storage & Peripherals 0.6%
3D Systems Corp.*(a)	88,101	1,017,567
Diebold, Inc.(a)	53,694	1,598,470
Lexmark International, Inc., Class A(a)	50,842	1,473,401
NCR Corp.*	130,690	2,973,198

		7,062,636

Textiles, Apparel & Luxury Goods 1.0%
Carter’s, Inc.	43,241	3,919,364
Deckers Outdoor Corp.*	27,066	1,571,452
Kate Spade & Co.*(a)	105,757	2,021,016
Skechers U.S.A., Inc., Class A*	35,294	4,732,220

		12,244,052

Thrifts & Mortgage Finance 0.7%
New York Community Bancorp, Inc.(a)	367,913	6,644,509
Washington Federal, Inc.(a)	77,848	1,771,042

		8,415,551

Trading Companies & Distributors 0.6%
GATX Corp.	35,748	1,578,274
MSC Industrial Direct Co., Inc., Class A(a)	40,104	2,447,547
NOW, Inc.*(a)	88,847	1,314,936
Watsco, Inc.	21,272	2,520,306

		7,861,063

Water Utilities 0.3%
Aqua America, Inc.	146,770	3,885,002

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	78,028	1,947,579

Total Common Stocks (cost $937,536,586)		1,204,944,677

Repurchase Agreements 3.9%

	Principal Amount
Barclays Capital, Inc., 0.06%, dated 09/29/15, due 10/06/15, repurchase price $2,000,023, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 5.25%, maturing 11/15/15 - 05/15/44; total market value $2,040,001. (c)	$2,000,000	$2,000,000
Barclays Capital, Inc., 0.07%, dated 09/24/15, due 10/01/15, repurchase price $10,000,136, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.00%, maturing 10/15/15 - 02/15/45; total market value $10,200,004. (c)	10,000,000	10,000,000
Citigroup Global Markets, Inc., 0.10%, dated 03/20/15, due 11/04/15, repurchase price $15,009,542, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 3.5%, maturing 09/30/16 - 02/15/22; total market value $15,300,001. (c)	15,000,000	15,000,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $15,000,050, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $15,300,001. (c)	15,000,000	15,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $7,280,007, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $7,425,583. (c)	7,279,983	7,279,983

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Repurchase Agreements (continued)

Market Value
Total Repurchase Agreements (cost $49,279,983)	$49,279,983

Total Investments (cost $986,816,569) (d) — 99.9%	1,254,224,660
Other assets in excess of liabilities — 0.1%	1,398,464

NET ASSETS — 100.0%	$1,255,623,124

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $176,017,749, which was collateralized by repurchase agreements with a value of $49,279,983 and $129,625,339 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.88%, and maturity dates ranging from 10/08/15 - 11/15/44, a total value of $178,905,322.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $49,279,983.
(d)	At September 30, 2015, the tax basis cost of the Fund’s investments was $1,005,302,659, tax unrealized appreciation and depreciation were $339,205,381 and $(90,283,380), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At September 30, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
369	S&P MID 400 E-Mini	12/18/15	$50,291,010	$(1,322,558)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,204,944,677	$—	$—	$1,204,944,677
Repurchase Agreements	—	49,279,983	—	49,279,983

Total Assets	$1,204,944,677	$49,279,983	$—	$1,254,224,660

Liabilities:
Futures Contracts	(1,322,558)	—	—	(1,322,558)

Total Liabilities	$(1,322,558)	$—	$—	$(1,322,558)

Total	$1,203,622,119	$49,279,983	$—	$1,252,902,102

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2015

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(1,322,558)

Total		$(1,322,558)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Money Market Fund

Asset-Backed Security 0.0%

	Principal Amount	Market Value
Finance-Automotive 0.0%†
Drive Auto Receivables Trust, Series 2015-B, Class A1, 0.46%, 06/15/16(a)	$537,407	$537,407

Total Asset-Backed Security (cost $537,407)		537,407

Certificates of Deposit 14.0%

	Principal Amount	Market Value
Banking 14.0%
Bank of Montreal, 0.42%, 08/11/16(b)	12,000,000	12,000,000
Bank of Nova Scotia, Toronto 0.36%, 01/15/16(b)	20,000,000	20,000,000
0.41%, 05/16/16(b)	20,000,000	20,000,000
Canadian Imperial Bank of Commerce, 0.09%, 10/05/15	53,000,000	53,000,000
Credit Agricole Corporate and Investment Bank, 0.38%, 12/01/15	22,000,000	22,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.41%, 02/08/16	15,000,000	15,000,000
Rabobank Nederland NV, Utrecht, 0.41%, 03/18/16(b)	50,000,000	50,000,000
Royal Bank of Canada, Montreal 0.33%, 02/12/16(b)	24,000,000	24,000,000
0.40%, 09/02/16(b)	24,500,000	24,500,000
Standard Chartered Bank PLC, 0.39%, 01/27/16	25,000,000	25,000,000
State Street Bank & Trust Co., 0.33%, 10/01/15(b)	10,000,000	10,000,000
Toronto Dominion Bank, 0.36%, 02/24/16(b)	10,000,000	10,000,000

		285,500,000

Total Certificates of Deposit (cost $285,500,000)		285,500,000

Commercial Paper 55.1%

	Principal Amount	Market Value
Banking 8.6%
Bedford Row Funding Corp., 0.41%, 04/15/16(a)(b)	10,000,000	10,000,000
BNP Paribas SA, 0.36%, 12/01/15	30,000,000	29,981,700
Gotham Funding Corp. 0.20%, 10/02/15(a)	20,000,000	19,999,889
0.20%, 10/23/15(a)	6,000,000	5,999,267
Nationwide Building Society 0.32%, 11/05/15(a)	27,700,000	27,691,382
0.32%, 11/09/15(a)	22,300,000	22,292,269
0.37%, 11/23/15(a)	20,000,000	19,989,105
0.40%, 12/02/15(a)	5,000,000	4,996,556
0.40%, 12/03/15(a)	20,000,000	19,986,000
0.40%, 01/04/16(a)	6,000,000	5,993,667
Standard Chartered Bank PLC, 0.39%, 02/05/16(a)	10,000,000	9,986,242

		176,916,077

Chemicals 1.6%
BASF SE, 0.28%, 10/01/15(a)	12,000,000	12,000,000
DuPont (E.I.) de Nemours & Co., 0.13%, 10/02/15(a)	21,000,000	20,999,924

		32,999,924

Consumer Products 0.5%
Unilever NV, 0.31%, 11/06/15	10,000,000	9,996,900

Finance-Automotive 2.4%
Toyota Motor Credit Corp., 0.34%, 12/14/15(b)	50,000,000	50,000,000

Finance-Commercial 10.5%
Atlantic Asset Securitization LLC 0.11%, 10/01/15(a)	35,000,000	35,000,000
0.29%, 11/02/15(a)	25,000,000	24,993,556
CIESCO LLC 0.40%, 12/16/15(a)	33,000,000	32,972,133
0.48%, 02/10/16(a)	27,000,000	26,952,480
Fairway Finance Co. LLC 0.27%, 10/20/15(a)	35,000,000	34,995,013
0.29%, 12/14/15(a)(b)	15,000,000	15,000,000
0.31%, 12/17/15(a)(b)	20,000,000	20,000,000
0.32%, 01/06/16(a)(b)	10,000,000	10,000,000
0.37%, 03/03/16(a)(b)	10,000,000	10,000,000
General Electric Capital Corp., 0.27%, 12/23/15(b)	5,000,000	5,000,807

		214,913,989

Finance-Retail 20.0%
Barton Capital LLC 0.27%, 10/07/15(a)	4,000,000	3,999,820
0.30%, 11/04/15(a)	15,000,000	14,995,750
0.32%, 12/09/15(a)(b)	10,000,000	10,000,000
CAFCO LLC 0.30%, 11/02/15(a)	15,000,000	14,996,000
0.45%, 02/01/16(a)	5,000,000	4,992,313
Chariot Funding LLC 0.30%, 10/16/15(a)	16,000,000	15,998,000
0.30%, 11/05/15(a)	15,000,000	14,995,625
0.40%, 12/07/15(a)	11,300,000	11,291,588
0.50%, 01/14/16(a)	47,000,000	46,931,458
CHARTA LLC, 0.50%, 02/23/16(a)	30,000,000	29,939,583
CRC Funding LLC, 0.47%, 02/10/16(a)	20,000,000	19,965,533
Jupiter Securitization Co. LLC 0.30%, 11/04/15(a)	22,500,000	22,493,625
0.30%, 11/06/15(a)	25,000,000	24,992,500
0.42%, 01/07/16(a)	13,000,000	12,985,137
0.38%, 01/14/16(a)	8,600,000	8,590,468
Sheffield Receivables Co. LLC 0.36%, 10/21/15(a)	53,000,000	52,989,400
0.36%, 10/22/15	8,000,000	7,998,320
0.36%, 11/03/15(a)	5,000,000	4,998,350
0.36%, 11/12/15(a)	11,000,000	10,995,380
0.37%, 12/03/15(a)	3,500,000	3,497,734
0.37%, 12/14/15(a)	10,000,000	9,992,394
0.37%, 01/20/16(a)	9,000,000	8,989,733

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Money Market Fund (Continued)

Commercial Paper (continued)

	Principal Amount	Market Value
Finance-Retail (continued)
Starbird Funding Corp. 0.29%, 10/01/15(a)	$17,750,000	$17,750,000
0.30%, 10/13/15(a)	30,000,000	29,997,000
0.34%, 12/01/15(a)	5,000,000	4,997,119

		409,372,830

Municipal 1.6%
Kaiser Foundation Hospital 0.20%, 10/05/15	10,000,000	9,999,778
0.25%, 10/14/15	7,000,000	6,999,368
0.30%, 11/12/15	15,000,000	14,994,750

		31,993,896

Oil & Oil Finance 0.9%
BP Capital Markets PLC, 0.25%, 10/15/15(a)	1,850,000	1,849,820
ConocoPhillips Qatar Funding Ltd. 0.20%, 10/09/15(a)	14,619,000	14,618,350
0.22%, 10/22/15(a)	1,525,000	1,524,805

		17,992,975

Retail 1.5%
Wal-Mart Stores, Inc., 0.20%, 10/29/15(a)	30,000,000	29,995,333

Sovereign 7.5%
Caisse des Depots et Consignations (CDC) 0.24%, 10/14/15(a)	17,000,000	16,998,526
0.26%, 11/13/15(a)	34,500,000	34,489,286
Erste Abwicklungsanstalt 0.26%, 10/19/15(a)	30,000,000	29,996,100
0.28%, 11/16/15(a)	10,000,000	9,996,422
0.32%, 01/12/16(a)	10,000,000	9,990,845
0.37%, 01/19/16(a)(b)	38,000,000	38,000,000
0.36%, 03/01/16(a)(b)	13,000,000	13,000,000

		152,471,179

Total Commercial Paper (cost $1,126,653,103)		1,126,653,103

Corporate Bonds 7.6%

	Principal Amount	Market Value
Banking 0.6%
Bank of Nova Scotia, Toronto, 0.74%, 03/15/16(b)	1,420,000	1,421,301
Commonwealth Bank of Australia, 0.88%, 10/08/15(a)(b)	300,000	300,030
Wells Fargo Bank NA, 0.50%, 08/19/16(b)	10,000,000	10,000,000

		11,721,331

Finance-Automotive 3.2%
BMW US Capital LLC 0.42%, 02/05/16(b)	15,000,000	15,000,000
0.47%, 05/27/16(b)	15,000,000	15,000,000
0.40%, 07/06/16(b)	25,000,000	25,000,000
Toyota Motor Credit Corp., 0.30%, 04/15/16(b)	10,000,000	10,000,000

		65,000,000

Finance-Commercial 0.7%
General Electric Capital Corp. 2.25%, 11/09/15	4,476,000	4,484,858
0.48%, 01/08/16(b)	585,000	585,231
0.55%, 06/20/16(b)	10,000,000	10,011,451

		15,081,540

Insurance 1.0%
Metropolitan Life Global Funding I 3.13%, 01/11/16(a)	500,000	503,536
0.49%, 07/14/16(a)(b)	12,000,000	12,006,508
New York Life Global Funding, 0.29%, 10/29/15(a)(b)	7,500,000	7,500,000

		20,010,044

Metals & Mining 0.7%
SSAB AB, 0.18%, 10/01/15(b)	15,000,000	15,000,000

Oil & Oil Finance 0.6%
BP Capital Markets PLC 3.13%, 10/01/15	2,570,000	2,570,000
0.63%, 11/06/15(b)	9,496,000	9,497,896

		12,067,896

Retail 0.8%
Wal-Mart Stores, Inc., 1.50%, 10/25/15	17,000,000	17,012,756

Total Corporate Bonds (cost $155,893,567)		155,893,567

Mutual Funds 8.8%

	Shares	Market Value
Asset Management 8.8%
Federated Prime Cash Obligations Fund, Institutional Shares, 0.10% (c)	90,000,000	90,000,000
Federated Prime Obligations Fund, Institutional Shares, 0.10% (c)	89,739,658	89,739,658

Total Mutual Funds (cost $179,739,658)		179,739,658

Repurchase Agreement 14.9%

	Principal Amount	Market Value
ING Financial Markets LLC, 0.12%, dated 09/30/15, due 10/01/15, repurchase price $305,689,019, collateralized by U.S. Government Agency Securities, ranging from 0.39% - 6.00%, maturing 08/25/35 - 02/25/43; total market value $313,303,246.	305,688,000	305,688,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Money Market Fund (Continued)

Repurchase Agreement (continued)

Market Value
Total Repurchase Agreement (cost $305,688,000)	$305,688,000

Total Investments (cost $2,054,011,735) (d) — 100.4%	2,054,011,735
Liabilities in excess of other assets — (0.4)%	(8,845,301)

NET ASSETS — 100.0%	$2,045,166,434

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2015 was $1,012,528,961 which represents 49.51% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2015. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of September 30, 2015.
(d)	At September 30, 2015, the tax basis cost of the Fund’s investments was $2,054,011,735, tax unrealized appreciation and depreciation were $0 and $0, respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
SA	Stock Company
SE	European Public Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Money Market Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Security	$—	$537,407	$—	$537,407
Certificates of Deposit	—	285,500,000	—	285,500,000
Commercial Paper	—	1,126,653,103	—	1,126,653,103
Corporate Bonds	—	155,893,567	—	155,893,567
Mutual Funds	179,739,658	—	—	179,739,658
Repurchase Agreement	—	305,688,000	—	305,688,000

Total	$179,739,658	$1,874,272,077	$—	$2,054,011,735

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 7.3%

	Principal Amount	Market Value
Automobiles 5.3%
Ally Auto Receivables Trust Series 2012-5, Class A3, 0.62%, 03/15/17	$206,575	$206,558
Series 2013-1, Class A3, 0.63%, 05/15/17	137,102	137,080
Series 2015-1, Class A1, 0.39%, 08/15/16	257,412	257,362
AmeriCredit Automobile Receivables Trust Series 2014-1, Class A2, 0.57%, 07/10/17	171,805	171,805
Series 2014-2, Class A2B, 0.48%, 10/10/17(a)	333,951	333,837
Series 2014-2, Class A2A, 0.54%, 10/10/17	99,687	99,616
Series 2015-2, Class A1, 0.40%, 04/08/16	28,052	28,052
Series 2015-3, Class A1, 0.50%, 08/08/16	1,838,822	1,838,485
ARI Fleet Lease Trust, Series 2013-A, Class A3, 0.92%, 07/15/21(b)	451,601	451,474
BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.67%, 11/27/17	574,935	574,441
Capital Auto Receivables Asset Trust Series 2013-1, Class B, 1.29%, 04/20/18	250,000	249,990
Series 2013-3, Class A2, 1.04%, 11/21/16	15,338	15,339
Carfinance Capital Auto Trust, Series 2013-2A, Class A, 1.75%, 11/15/17(b)	58,061	58,066
CarMax Auto Owner Trust, Series 2013-1, Class A3, 0.60%, 10/16/17	100,877	100,842
CFC LLC, Series 2014-1A, Class A, 1.46%, 12/17/18(b)	267,944	267,684
Chesapeake Funding LLC Series 2012-1A, Class A, 0.95%, 11/07/23(a)(b)	35,182	35,182
Series 2014-1A, Class C, 1.40%, 03/07/26(a)(b)	200,000	199,610
Drive Auto Receivables Trust Series 2015-BA, Class A1, 0.46%, 06/15/16(b)	62,877	62,877
Series 2015-CA, Class A1, 0.48%, 08/15/16(b)	655,404	655,404
Series 2015-DA, Class A1, 0.52%, 10/17/16(b)	500,000	500,000
Exeter Automobile Receivables Trust, Series 2013-1A, Class A, 1.29%, 10/16/17(b)	6,449	6,451
First Investors Auto Owner Trust, Series 2015-1A, Class A1, 0.50%, 04/15/16(b)	762	762
Ford Credit Auto Owner Trust, Series 2013-A, Class A3, 0.55%, 07/15/17	100,099	100,065
Hyundai Auto Receivables Trust Series 2013-A, Class A3, 0.56%, 07/17/17	419,871	419,764
Series 2013-C, Class A3, 1.01%, 02/15/18	1,466,543	1,468,382
Series 2015-C, Class A1, 0.39%, 09/15/16	930,000	929,979
Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A2, 0.43%, 02/15/17	165,518	165,483
Series 2015-1, Class A1, 0.39%, 08/15/16	561,126	560,856
Nissan Auto Receivables Owner Trust, Series 2015-B, Class A1, 0.38%, 08/15/16	588,034	588,034
Prestige Auto Receivables Trust, Series 2014-1A, Class A3, 1.52%, 04/15/20(b)	365,000	364,947
Santander Drive Auto Receivables Trust Series 2013-1, Class B, 1.16%, 01/15/19	340,798	340,842
Series 2013-3, Class A3, 0.70%, 10/16/17	191,686	191,653
Series 2014-2, Class A2A, 0.54%, 07/17/17	113,387	113,365
Series 2014-2, Class A3, 0.80%, 04/16/18	820,000	819,366
Series 2014-3, Class A2A, 0.54%, 08/15/17	317,613	317,503
Series 2014-4, Class B, 1.82%, 05/15/19	310,000	312,175
Series 2015-3, Class A1, 0.48%, 06/15/16	997,302	997,236
Series 2015-4, Class A3, 1.58%, 09/16/19	320,000	320,847
SMART ABS Trust, Series 2015-1US, Class A1, 0.40%, 03/14/16	90,697	90,603
SMART Trust, Series 2012-1USA, Class A4A, 2.01%, 12/14/17(b)	248,623	250,587
Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A3, 0.46%, 01/20/17	135,038	134,976
World Omni Auto Receivables Trust, Series 2014-A, Class A2, 0.43%, 05/15/17	188,727	188,709

		14,926,289

Home Equity 0.0%†
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, 0.73%, 08/25/31(a)	50,241	38,347
Renaissance Home Equity Loan Trust Series 2006-1, Class AF3, 5.61%, 05/25/36(c)	29,807	19,851
Series 2007-1, Class AF2, 5.51%, 04/25/37(c)	115,821	60,293

		118,491

Other 0.9%
Access Group, Inc. Series 2003-A, Class A2, 0.00%, 07/01/38(a)	155,428	153,945
Series 2006-1, Class B, 0.78%, 08/25/37(a)	174,089	151,488
Ally Master Owner Trust, Series 2013-1, Class A2, 1.00%, 02/15/18	875,000	875,521
CCG Receivables Trust Series 2013-1, Class A2, 1.05%, 08/14/20(b)	53,130	53,129
Series 2014-1, Class A2, 1.06%, 11/15/21(b)	318,426	317,833

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Other (continued)
CNH Equipment Trust, Series 2012-D, Class A3, 0.65%, 04/16/18	$43,805	$43,808
Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.48%, 04/25/47(a)	139,198	149,654
Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB2, Class A2, 1.29%, 04/25/32(a)	273,037	262,233
Federal National Mortgage Association Grantor Trust, Series 2003-T4, Class 2A5, 5.15%, 09/26/33(c)	67,945	74,377
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 0.90%, 12/10/18(a)(b)	560,000	560,181

		2,642,169

Student Loan 1.1%
Education Loan Asset-Backed Trust I, Series 2013-1, Class B1, 1.19%, 11/25/33(a)(b)	701,428	652,229
Navient Private Education Loan Trust, Series 2014-AA, Class A2A, 2.74%, 02/15/29(b)	585,000	590,284
SLM Student Loan Trust, Series 2010-A, Class 2A, 3.46%, 05/16/44(a)(b)	504,747	524,992
SMB Private Education Loan Trust, Series 2015-A, Class A3, 1.71%, 02/17/32(a)(b)	705,000	690,091
SoFi Professional Loan Program, Series 2014-B, Class A2, 2.55%, 08/27/29(b)	470,826	473,022

		2,930,618

Total Asset-Backed Securities (cost $20,452,526)		20,617,567

Bank Loans 1.7%

	Principal Amount	Market Value
Advertising 0.1%
Advantage Sales & Marketing, Inc., 2nd Lien Term Loan, 7.50%, 07/25/22	410,000	391,550

Aerospace & Defense 0.1%
TransDigm, Inc., 1st Lien Tranche D Term Loan, 3.75%, 06/04/21	246,875	243,569

Chemicals 0.2%
Axalta Coating Systems US Holdings, Inc., 1st Lien Tranche B Term Loan, 3.75%, 02/01/20	235,270	232,960
MacDermid, Inc., 1st Lien Tranche B Term Loan, 4.50%, 06/07/20	371,203	358,982

		591,942

Commercial Services & Supplies 0.1%
EnergySolutions LLC, 1st Lien Tranche B Term Loan, 6.75%, 05/29/20	284,464	278,775

Hotels, Restaurants & Leisure 0.1%
Playa Resorts Holdings BV, 1st Lien Tranche B Term Loan, 4.00%, 08/09/19	395,092	392,871

Household Products 0.1%
Sun Products Corp. (The), 1st Lien Tranche B Term Loan, 5.50%, 03/23/20	203,529	191,149

Media 0.5%
IMG Worldwide Holdings LLC, 1st Lien Tranche B Term Loan, 5.25%, 05/06/21	252,085	250,510
Metro-Goldwyn-Mayer, Inc., 2nd Lien Tranche B Term Loan, 5.13%, 06/26/20	400,000	399,000
Numericable US LLC, 1st Lien Tranche B-1 Term Loan, 4.50%, 05/21/20	133,033	132,091
Numericable US LLC, 1st Lien Tranche B-2 Term Loan, 4.50%, 05/21/20	115,092	114,277
Tribune Media Co., 1st Lien Tranche B Term Loan, 5.75%, 01/01/00	157,290	148,245
TWCC Holding Corp., 2nd Lien Term Loan, 7.00%, 06/26/20	325,000	302,049

		1,346,172

Metals & Mining 0.1%
FMG Resources PTY Ltd. 1st Lien Tranche B Term Loan, 3.75%, 06/30/19(a)	324,173	264,405

Oil, Gas & Consumable Fuels 0.1%
Jonah Energy LLC, 2nd Lien Term Loan, 7.50%, 05/08/21	245,000	196,000
Templar Energy LLC, 2nd Lien Tranche B Term Loan, 8.50%, 11/25/20	275,000	121,459

		317,459

Road & Rail 0.1%
Neff Rental LLC, 2nd Lien Term Loan, 7.25%, 06/09/21	208,261	193,683

Semiconductors & Semiconductor Equipment 0.1%
Freescale Semiconductor, Inc., 1st Lien Tranche B-5 Term Loan, 5.00%, 01/15/21	321,036	320,978

Specialty Retail 0.1%
Party City Holdings Inc., 1st Lien Tranche B Term Loan, 4.25%, 08/06/22	250,000	249,313

Total Bank Loan (cost $5,039,855)		4,781,866

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations 3.1%

	Principal Amount	Market Value
Banc of America Mortgage Securities, Inc. Series 2004-I, Class 2A2, 2.76%, 10/25/34(a)	$16,771	$16,358
Series 2007-3, Class 1A1, 6.00%, 09/25/37	149,215	135,252
BCAP LLC Trust, Series 2011-R11, Class 20A5, 2.73%, 03/26/35(a)(b)	165,894	167,245
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A9, 5.75%, 06/25/36	100,840	104,078
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, 2.01%, 08/25/34(a)	243,051	238,904
Countrywide Home Loan Mortgage Pass Through Trust Series 2005-11, Class 5A1, 0.79%, 03/25/35(a)	362,504	287,421
Series 2006-1, Class A2, 6.00%, 03/25/36	243,286	227,619
CSMC Mortgage-Backed Trust, Series 2007-5, Class 8A2, 6.00%, 10/25/24	159,358	166,615
FDIC Trust Series 2011-R1, Class A, 2.67%, 07/25/26(b)	280,694	287,183
Series 2010-R1, Class A, 2.18%, 05/25/50(b)	234,651	236,417
Federal Home Loan Mortgage Corp. Reference REMIC Series R006, Class ZA, 6.00%, 04/15/36	436,183	496,038
Series R007, Class ZA, 6.00%, 05/15/36	371,769	422,941
Federal Home Loan Mortgage Corp. REMICS Series 1103, Class N, IO, 1156.50%, 06/15/21	1	18
Series 3558, Class G, 4.00%, 08/15/24	485,000	531,294
Series 3123, Class HT, 5.00%, 03/15/26	65,545	71,220
Series 3150, Class EQ, 5.00%, 05/15/26	90,832	98,359
Series 2129, Class SG, IO, 6.79%, 06/17/27(a)	334,376	61,366
Series 3599, Class DY, 4.50%, 11/15/29	420,000	479,728
Series 3653, Class B, 4.50%, 04/15/30	318,283	345,582
Series 2649, Class IM, IO, 7.00%, 07/15/33	72,961	17,436
Series 2725, Class TA, 4.50%, 12/15/33	20,000	23,263
Series 3704, Class DC, 4.00%, 11/15/36	121,042	128,978
Federal Home Loan Mortgage Corp. Structured Pass Through Securities, Series T-56, Class A5, 5.23%, 05/25/43	122,136	135,741
Federal National Mortgage Association Grantor Trust, Series 2001-T4, Class A1, 7.50%, 07/25/41	285,456	349,827
Federal National Mortgage Association Interest Strip Series 207, Class 2, IO, 8.00%, 02/25/23	61,478	12,588
Series 264, Class 2, IO, 8.00%, 07/25/24	139,001	29,555
Series 267, Class 2, IO, 8.50%, 10/25/24	161,076	39,273
Series 274, Class 2, IO, 8.50%, 10/25/25	154,618	35,779
Series 277, Class 2, IO, 7.50%, 04/25/27	66,146	13,364
Federal National Mortgage Association REMICS Series 2006-22, Class CE, 4.50%, 08/25/23	98,444	105,209
Series 2009-71, Class MB, 4.50%, 09/25/24	89,365	94,737
Series 2004-70, Class EB, 5.00%, 10/25/24	57,278	61,689
Series 1997-61, Class PK, IO, 8.00%, 08/18/27	110,781	28,162
Series 2009-39, Class LB, 4.50%, 06/25/29	89,520	96,787
Series 2009-96, Class DB, 4.00%, 11/25/29	327,040	350,026
Series 2003-32, Class UI, IO, 6.00%, 05/25/33	102,789	24,934
Series 2003-35, Class UI, IO, 6.50%, 05/25/33	47,054	9,713
Series 2003-41, Class IB, IO, 7.00%, 05/25/33	153,624	30,729
Series 2003-44, Class IB, IO, 6.00%, 06/25/33	31,630	7,329
Series 2013-111, Class PL, 2.00%, 12/25/42	425,000	396,637
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 3.19%, 05/25/35(a)	43,800	41,946
Government National Mortgage Association Series 2010-14, Class A, 4.50%, 06/16/39	75,167	80,593
Series 2010-H12, Class PT, 5.47%, 11/20/59	349,835	365,305
GSMPS Mortgage Loan Trust Series 2006-RP1, Class 1A2, 7.50%, 01/25/36(b)	146,661	153,584
Series 2006-RP1, Class 1A3, 8.00%, 01/25/36(b)	59,630	63,667
JPMorgan Mortgage Trust Series 2005-A6, Class 1A2, 2.76%, 09/25/35(a)	125,219	119,369
Series 2005-A8, Class 1A1, 4.74%, 11/25/35(a)	52,214	49,367
Series 2006-A6, Class 1A2, 2.68%, 10/25/36(a)	9,199	8,245
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(b)	179,659	187,199
NCUA Guaranteed Notes Series 2010-R1, Class 2A, 1.84%, 10/07/20	69,668	69,822
Series 2010-R3, Class 3A, 2.40%, 12/08/20	158,914	161,129
RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.50%, 02/26/35(b)	176,597	180,457
Structured Asset Securities Corp., Series 2003-34A, Class 6A, 2.64%, 11/25/33(a)	210,823	206,496

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR1, Class A, 2.43%, 03/25/34(a)	$67,163	$67,304
Series 2006-AR14, Class 1A4, 1.98%, 11/25/36(a)	140,281	124,077
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1, 2.74%, 09/25/34(a)	46,224	46,398
Series 2005-AR2, Class 2A1, 2.62%, 03/25/35(a)	85,806	85,746
Series 2006-AR6, Class 7A1, 3.46%, 03/25/36(a)	45,715	45,174
Series 2006-AR10, Class 5A1, 2.74%, 07/25/36(a)	152,343	147,740

Total Collateralized Mortgage Obligations (cost $7,762,112)		8,569,012

Commercial Mortgage Backed Securities 4.8%

	Principal Amount	Market Value
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(b)	965,000	1,005,633
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AM, 5.79%, 04/10/49(a)	535,000	561,116
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2008-1, Class A4, 6.42%, 02/10/51(a)	265,934	286,714
BHMS Mortgage Trust Series 2014-ATLS, Class AFL, 1.70%, 07/05/33(a)(b)	130,000	129,768
Series 2014-ATLS, Class BFX, 4.24%, 07/05/33(b)	320,000	326,482
CD Mortgage Trust, Series 2006-CD2, Class AM, 5.53%, 01/15/46(a)	120,000	120,828
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.76%, 12/15/47(a)(b)	125,000	139,576
COMM Mortgage Trust Series 2005-LP5, Class D, 4.90%, 05/10/43(a)	224,577	224,404
Series 2015-CR26, Class C, 4.65%, 10/10/48	545,000	517,578
Commercial Mortgage Trust, Series 2001-J2A, Class E, 7.16%, 07/16/34(a)(b)	210,000	218,766
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3, Class AJ, 4.77%, 07/15/37	2,441	2,440
Series 2005-C6, Class B, 5.23%, 12/15/40(a)	280,000	280,291
CSMC Trust, Series 2014-USA, Class A2, 3.95%, 09/15/37(b)	295,000	310,483
DBCCRE Mortgage Trust, Series 2014-ARCP, Class C, 5.10%, 01/10/34(a)(b)	265,000	278,357
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K501, Class X1A, IO, 1.73%, 08/25/16(a)	2,583,047	21,132
Series K702, Class X1, IO, 1.62%, 02/25/18(a)	5,338,610	164,835
Federal National Mortgage Association-ACES, Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	310,000	320,510
FREMF Mortgage Trust, Series 2010-K7, Class B, 5.62%, 04/25/20(a)(b)	565,000	636,027
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class AFX, 3.23%, 12/15/19(b)	300,000	308,596
GS Mortgage Securities Trust Series 2014-GC18, Class A1, 1.30%, 01/10/47	248,308	248,487
Series 2014-GC26, Class C, 4.66%, 11/10/47(a)	170,000	169,818
Series 2015-GC28, Class A5, 3.40%, 02/10/48	130,000	132,258
JP Morgan Chase Commercial Mortgage, Series 2004-LN2, Class B, 5.45%, 07/15/41(a)	160,000	160,058
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2014-FBLU, Class C, 2.21%, 12/15/28(a)(b)	255,000	255,123
JP Morgan Chase Commercial Mortgage Securities Trust Series 2005-CB12, Class AJ, 4.99%, 09/12/37(a)	330,278	330,078
Series 2007-LD11, Class AM, 5.96%, 06/15/49(a)	150,000	155,296
Series 2007-LDPX, Class AM, 5.46%, 01/15/49(a)	415,000	426,584
Series 2015-SGP, Class C, 3.69%, 07/15/36(a)(b)	515,000	515,000
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A4, 3.61%, 05/15/48	365,000	379,176
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.81%, 06/12/43(a)	409,229	414,490
LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 6.10%, 07/15/44(a)	350,000	372,691
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class F, 5.35%, 11/15/40(a)	145,000	139,320
Merrill Lynch Mortgage Trust Series 2006-C2, Class AM, 5.78%, 08/12/43(a)	180,000	185,353
Series 2008-C1, Class A4, 5.69%, 02/12/51	275,554	293,439
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class C, 4.99%, 02/15/47(a)	230,000	240,866
Series 2015-C24, Class A4, 3.73%, 05/15/48	520,000	543,319
Series 2015-C24, Class C, 4.50%, 05/15/48(a)	45,000	42,971
Morgan Stanley Capital I Trust Series 2005-IQ10, Class B, 5.58%, 09/15/42(a)	100,000	100,194
Series 2006-IQ12, Class AM, 5.37%, 12/15/43	145,000	150,572

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount		Market Value
Mortgage Pass Through Certificates, Series 2001-CIB2, Class D, 6.85%, 04/15/35(a)		$31,054	$31,027
Motel 6 Trust, Series 2015-MTL6, Class A2A2, 2.61%, 02/05/30(b)		380,000	381,614
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, 10/15/30(b)		110,000	109,677
MSCG Trust, Series 2015-ALDR, Class A2, 3.58%, 06/07/35(a)(b)		175,000	178,523
RBSCF Trust, Series 2010-RR4, Class CMLA, 6.23%, 12/16/49(a)(b)		114,390	118,076
RREF LLC Series 2014-LT5, Class A, 2.85%, 05/15/24(b)		22,303	22,266
Series 2014-LT6, Class A, 2.75%, 09/15/24(b)		53,254	53,147
Series 2015-LT7, Class A, 3.00%, 12/25/32(b)		526,956	526,881
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class AM, 6.17%, 06/15/45(a)		280,000	286,802
Series 2007-C31, Class A4, 5.51%, 04/15/47		110,000	112,251
Series 2007-C31, Class AM, 5.59%, 04/15/47(a)		320,000	336,345
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.66%, 03/15/47		230,000	242,401

Total Commercial Mortgage Backed Securities (cost $13,513,403)			13,507,639

Corporate Bonds 46.7%
	Principal Amount		Market Value
Aerospace & Defense 0.2%
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/19		133,000	107,730
Orbital ATK, Inc., 5.50%, 10/01/23(b)(d)		155,000	155,388
TransDigm, Inc., 6.00%, 07/15/22		240,000	223,800

			486,918

Airlines 0.1%
American Airlines Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/01/22		252,784	252,784

Auto Components 0.2%
Pittsburgh Glass Works LLC, 8.00%, 11/15/18(b)		193,000	199,755
Tupy Overseas SA, Reg. S, 6.63%, 07/17/24		200,000	176,000
6.63%, 07/17/24(b)		150,000	132,000

			507,755

Automobiles 0.4%
General Motors Co., 4.88%, 10/02/23		1,180,000	1,196,741

Banks 5.1%
ABN AMRO Bank NV, 1.09%, 10/28/16(a)(b)		300,000	301,137
Agricola Senior Trust, 6.75%, 06/18/20(b)		210,000	208,929
Banco Davivienda SA, 5.88%, 07/09/22(b)(d)		350,000	335,125
Banco do Brasil SA, Reg. S, 6.25%, 04/15/24(e)		230,000	108,100
9.00%, 06/18/24(b)(e)		520,000	302,676
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 06/06/24(b)		350,000	338,100
Bank of America Corp., 4.00%, 01/22/25		760,000	744,849
Series L, 4.75%, 04/21/45		125,000	123,188
BBVA US Senior SAU, 4.66%, 10/09/15		500,000	500,274
Citigroup, Inc., 6.25%, 06/29/17	NZD	150,000	100,505
4.45%, 09/29/27		$365,000	361,334
4.65%, 07/30/45		355,000	354,093
Compass Bank, 6.40%, 10/01/17		570,000	615,473
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.00%, 01/25/16	NOK	1,740,000	206,070
2.25%, 12/21/16	SEK	300,000	36,771
4.38%, 08/04/25		$595,000	595,427
5.25%, 08/04/45		490,000	495,876
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 05/15/45(b)		305,000	298,884
Fifth Third Bank, 2.88%, 10/01/21		400,000	404,113
Finansbank AS, 6.25%, 04/30/19(b)		375,000	375,664
Global Bank Corp., 5.13%, 10/30/19(b)		500,000	505,000
HSBC Bank USA NA, 5.88%, 11/01/34		280,000	325,609
HSBC Holdings PLC, 6.38%, 03/30/25(e)		310,000	295,663
Intesa Sanpaolo SpA, 2.38%, 01/13/17(d)		415,000	416,445
5.02%, 06/26/24(b)(d)		475,000	468,729
Itau Unibanco Holding SA, 2.85%, 05/26/18(b)		100,000	93,670
JPMorgan Chase & Co., 4.25%, 11/02/18	NZD	200,000	130,090
4.25%, 10/01/27(d)		$275,000	273,875
LBG Capital No.1 PLC, 8.00%, 06/15/20(b)(e)		905,000	1,019,935
Lloyds Banking Group PLC, 7.50%, 06/27/24(e)		500,000	510,450
National Savings Bank, 5.15%, 09/10/19(b)		250,000	238,750
Rabobank, Nederland NV, 11.00%, 06/30/19(b)(e)		513,000	630,734
Societe Generale SA, 8.00%, 09/29/25(b)(e)		630,000	620,263

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Banks (continued)
Turkiye Vakiflar Bankasi TAO, 6.87%, 02/03/25(a)(b)		$350,000	$323,313
UBS Group Funding Jersey Ltd., 2.95%, 09/24/20(b)		440,000	440,838
Wachovia Capital Trust III, 5.57%, 10/30/15(d)(e)		320,000	313,616
Wells Fargo & Co., 2.60%, 07/22/20		515,000	520,195
4.30%, 07/22/27		340,000	346,508

			14,280,271

Beverages 0.4%
Beverages & More, Inc., 10.00%, 11/15/18(b)		250,000	240,000
Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.50%, 08/15/19(b)		250,000	257,500
SABMiller Holdings, Inc., 3.75%, 01/15/22(b)		580,000	594,744

			1,092,244

Biotechnology 1.3%
AMAG Pharmaceuticals, Inc., 7.88%, 09/01/23(b)		225,000	215,437
Biogen, Inc., 2.90%, 09/15/20		730,000	737,387
3.63%, 09/15/22		370,000	372,916
5.20%, 09/15/45		330,000	332,986
Celgene Corp., 2.88%, 08/15/20		470,000	474,264
Gilead Sciences, Inc., 2.55%, 09/01/20		720,000	724,500
3.65%, 03/01/26		440,000	442,048
4.75%, 03/01/46		365,000	366,684

			3,666,222

Building Products 0.2%
CPG Merger Sub LLC, 8.00%, 10/01/21(b)		225,000	223,875
Reliance Intermediate Holdings LP, 6.50%, 04/01/23(b)		230,000	230,000

			453,875

Capital Markets 2.3%
Ameriprise Financial, Inc., 7.30%, 06/28/19		515,000	609,207
Bear Stearns Cos. LLC (The), 5.55%, 01/22/17		345,000	362,317
CDP Financial, Inc., 5.60%, 11/25/39(b)		290,000	357,831
Financiera de Desarrollo Territorial SA Findeter, 7.88%, 08/12/24(b)	COP	862,000,000	248,455
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/19	NZD	175,000	117,026
Series M, 5.38%, 05/10/20(e)		$795,000	776,616
1.93%, 11/29/23(a)		345,000	347,038
6.75%, 10/01/37		225,000	268,406
4.80%, 07/08/44		250,000	253,426
Janus Capital Group, Inc., 4.88%, 08/01/25(d)		400,000	410,174
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(b)		605,000	589,824
Morgan Stanley, 0.77%, 10/15/15(a)		195,000	195,014
4.75%, 11/16/18	AUD	130,000	94,680
4.00%, 07/23/25		$300,000	306,598
3.95%, 04/23/27		385,000	370,785
4.30%, 01/27/45		635,000	603,490
Nomura Holdings, Inc., 2.00%, 09/13/16		605,000	608,025

			6,518,912

Chemicals 1.7%
Albemarle Corp., 4.15%, 12/01/24		185,000	185,582
5.45%, 12/01/44		375,000	380,001
Axiall Corp., 4.88%, 05/15/23(d)		575,000	483,000
Blue Cube Spinco, Inc., 10.00%, 10/15/25(b)		505,000	524,569
Braskem America Finance Co., 7.13%, 07/22/41(b)		210,000	146,580
Braskem Finance Ltd., 6.45%, 02/03/24		550,000	453,750
Chemours Co. (The), 7.00%, 05/15/25(b)(d)		290,000	190,675
Eagle Spinco, Inc., 4.63%, 02/15/21(d)		400,000	338,508
Momentive Performance Materials, Inc., 8.88%, 10/15/20(f)		190,000	0
3.88%, 10/24/21		190,000	146,300
NOVA Chemicals Corp., 5.25%, 08/01/23(b)		395,000	382,656
5.00%, 05/01/25(b)		200,000	188,000
Rayonier AM Products, Inc., 5.50%, 06/01/24(b)(d)		900,000	675,000
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		260,000	269,122
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 05/01/21(b)		300,000	316,125

			4,679,868

Commercial Services & Supplies 0.8%
Atento Luxco 1 SA, Reg. S, 7.38%, 01/29/20		500,000	470,000
Cenveo Corp., 11.50%, 05/15/17(d)		125,000	115,625
8.50%, 09/15/22(b)(d)		450,000	306,000
Clean Harbors, Inc., 5.13%, 06/01/21		250,000	251,250
Covanta Holding Corp., 5.88%, 03/01/24		425,000	404,812
Monitronics International, Inc., 9.13%, 04/01/20		275,000	247,500
Quad/Graphics, Inc., 7.00%, 05/01/22		400,000	358,000

			2,153,187

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Communications Equipment 0.8%
Avaya, Inc., 9.00%, 04/01/19(b)		$1,020,000	$846,600
10.50%, 03/01/21(b)		300,000	138,000
Nokia OYJ, 6.63%, 05/15/39		1,115,000	1,165,175

			2,149,775

Construction & Engineering 0.2%
AECOM Technology Corp., 5.75%, 10/15/22(b)		280,000	281,577
Odebrecht Finance Ltd., 8.25%, 04/25/18(b)	BRL	530,000	74,276
Reg. S, 5.25%, 06/27/29		$200,000	104,000
5.25%, 06/27/29(b)		50,000	26,000
7.13%, 06/26/42(b)		100,000	54,750

			540,603

Construction Materials 0.2%
Cemex Finance LLC, 9.38%, 10/12/22(b)		535,000	569,080

Consumer Finance 0.3%
American Express Credit Corp., Series F, 2.60%, 09/14/20		365,000	366,664
TMX Finance LLC/TitleMax Finance Corp., 8.50%, 09/15/18(b)		600,000	472,500

			839,164

Containers & Packaging 0.3%
Ardagh Finance Holdings SA, 8.63%, 06/15/19(b)(g)		468,625	477,997
Ball Corp., 5.25%, 07/01/25(d)		300,000	295,686

			773,683

Distributors 0.1%
Brightstar Corp., 9.50%, 12/01/16(b)		265,000	266,987

Diversified Financial Services 1.2%
Apollo Management Holdings LP, 4.00%, 05/30/24(b)		405,000	408,310
Bank Nederlandse Gemeenten NV, 3.88%, 02/23/18	NZD	500,000	324,033
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(b)		$100,000	97,125
Dubai Holding Commercial Operations MTN Ltd., 6.00%, 02/01/17	GBP	350,000	528,139
General Electric Capital Corp., 0.68%, 05/05/26(a)		$345,000	322,580
Goldman Sachs Capital I, 6.35%, 02/15/34		370,000	423,812
McGraw Hill Financial, Inc., 3.30%, 08/14/20(b)		365,000	371,383
ROC Finance LLC/ROC Finance 1 Corp., 12.13%, 09/01/18(b)		455,000	479,456
Stena AB, 7.00%, 02/01/24(b)		320,000	283,200
Stena International SA, 5.75%, 03/01/24(b)		250,000	225,000

			3,463,038

Diversified Telecommunication Services 3.6%
Altice SA, 7.75%, 05/15/22(b)(d)		425,000	386,750
Bellsouth Capital Funding Corp., 7.88%, 02/15/30		290,000	355,759
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 01/15/24(d)		225,000	214,875
CCO Safari II LLC, 4.46%, 07/23/22(b)		675,000	675,356
6.38%, 10/23/35(b)		440,000	445,169
Colombia Telecomunicaciones SA ESP, 8.50%, 03/30/20(b)(e)		655,000	610,787
Columbus International, Inc., 7.38%, 03/30/21(b)		410,000	424,350
Empresa de Telecomunicaciones de Bogota, 7.00%, 01/17/23(b)	COP	1,305,000,000	367,667
Frontier Communications Corp., 11.00%, 09/15/25(b)(d)		$785,000	759,487
Neptune Finco Corp., 10.13%, 01/15/23(b)		450,000	455,062
Oi SA, 5.75%, 02/10/22(b)(d)		850,000	395,250
Sable International Finance Ltd., 6.88%, 08/01/22(b)		200,000	201,500
Sprint Capital Corp., 8.75%, 03/15/32		1,425,000	1,107,938
Telecom Italia SpA, 5.30%, 05/30/24(b)(d)		380,000	371,450
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22(b)		250,000	241,250
Telefonica del Peru SAA, Reg. S, 8.00%, 04/11/16	PEN	1,906,668	594,251
Telemar Norte Leste SA, 9.50%, 04/23/19(b)		$110,000	75,900
TELUS Corp., Series CG, 5.05%, 12/04/19	CAD	65,000	54,057
Verizon Communications, Inc., 5.05%, 03/15/34		$623,000	621,561
4.67%, 03/15/55		427,000	367,690
Virgin Media Secured Finance PLC, 5.25%, 01/15/26(b)		700,000	644,000
Wind Acquisition Finance SA, 7.38%, 04/23/21(b)		555,000	548,063
Windstream Corp., 7.50%, 06/01/22(d)		250,000	188,750

			10,106,922

Electric Utilities 1.1%
AES Corp., 3.32%, 06/01/19(a)(d)		140,000	133,000
5.50%, 04/15/25		155,000	135,625
Carolina Power & Light Co., 4.10%, 03/15/43		300,000	295,995
Comision Federal de Electricidad, 6.13%, 06/16/45(b)		200,000	188,000
Commonwealth Edison Co., 5.80%, 03/15/18		375,000	413,314

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20	$309,000	$5,408
Eskom Holdings SOC Ltd., 5.75%, 01/26/21(b)	150,000	140,887
Reg. S, 7.13%, 02/11/25	210,000	197,595
7.13%, 02/11/25(b)(d)	335,000	315,212
Exelon Corp., 2.85%, 06/15/20	450,000	453,941
Great Plains Energy, Inc., 5.29%, 06/15/22(c)	350,000	385,099
Monongahela Power Co., 4.10%, 04/15/24(b)	210,000	218,584
5.40%, 12/15/43(b)	225,000	249,319

		3,131,979

Energy Equipment & Services 0.1%
Weatherford International Ltd., 5.13%, 09/15/20	400,000	348,586

Food & Staples Retailing 1.1%
Cencosud SA, 5.15%, 02/12/25(b)(d)	235,000	229,389
CST Brands, Inc., 5.00%, 05/01/23	525,000	521,062
CVS Health Corp., 2.80%, 07/20/20	385,000	391,161
3.88%, 07/20/25	570,000	587,561
5.13%, 07/20/45	510,000	548,226
Sysco Corp., 2.60%, 10/01/20	425,000	425,364
3.75%, 10/01/25	275,000	277,893

		2,980,656

Food Products 1.8%
ConAgra Foods, Inc., 4.95%, 08/15/20	425,000	464,626
Dean Foods Co., 6.50%, 03/15/23(b)	300,000	304,500
General Mills, Inc., 5.65%, 02/15/19	365,000	406,076
Grupo Bimbo SAB de CV, 4.88%, 06/27/44(b)	300,000	263,496
HJ Heinz Co., 2.00%, 07/02/18(b)	755,000	756,052
4.88%, 02/15/25(b)	280,000	298,816
JBS Investments GmbH, 7.75%, 10/28/20(b)	400,000	410,000
Marfrig Holding Europe BV, Reg. S, 6.88%, 06/24/19	200,000	171,500
6.88%, 06/24/19(b)	175,000	150,062
Marfrig Overseas Ltd., 9.50%, 05/04/20(b)(d)	1,510,000	1,464,700
Post Holdings, Inc., 7.38%, 02/15/22	250,000	253,750
Simmons Foods, Inc., 7.88%, 10/01/21(b)	300,000	277,125

		5,220,703

Gas Utilities 1.5%
CenterPoint Energy Resources Corp., 6.25%, 02/01/37	70,000	83,724
DCP Midstream Operating LP, 2.50%, 12/01/17	75,000	68,781
Energy Transfer Partners LP, 4.65%, 06/01/21	200,000	199,712
4.05%, 03/15/25	525,000	463,960
6.05%, 06/01/41	150,000	133,076
Enterprise Products Operating LLC, 3.70%, 02/15/26(d)	380,000	359,080
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 02/15/21	385,000	350,350
Kinder Morgan, Inc., 4.30%, 06/01/25	380,000	341,373
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.88%, 12/01/24	360,000	329,400
NGPL PipeCo LLC, 7.12%, 12/15/17(b)(d)	165,000	156,750
Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22	175,000	179,335
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	335,000	298,150
Sabine Pass LNG LP, 7.50%, 11/30/16	280,000	286,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 08/01/22	235,000	224,719
5.25%, 05/01/23	125,000	110,937
Williams Partners LP, 7.25%, 02/01/17	280,000	297,930
5.10%, 09/15/45(d)	445,000	340,390

		4,223,967

Health Care Providers & Services 1.2%
CHS/Community Health Systems, Inc., 5.13%, 08/01/21	225,000	228,938
HCA, Inc., 4.75%, 05/01/23	400,000	401,400
5.25%, 04/15/25(d)	450,000	459,563
7.50%, 11/06/33	100,000	105,500
HealthSouth Corp., 5.75%, 09/15/25(b)	275,000	266,750
Life Technologies Corp., 6.00%, 03/01/20	340,000	388,262
Medco Health Solutions, Inc., 4.13%, 09/15/20	230,000	241,517
Medtronic, Inc., 3.15%, 03/15/22	330,000	334,715
Service Corp. International, 7.50%, 04/01/27(d)	375,000	423,750
Tenet Healthcare Corp., 8.13%, 04/01/22	275,000	292,298
UnitedHealth Group, Inc., 2.70%, 07/15/20	345,000	353,014

		3,495,707

Hotels, Restaurants & Leisure 1.2%
Caesars Entertainment Operating Co., Inc., 11.25%, 06/01/17(h)	575,000	460,000
12.75%, 04/15/18(h)	250,000	75,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Hotels, Restaurants & Leisure (continued)
Carrols Restaurant Group, Inc., 8.00%, 05/01/22	$400,000	$421,000
International Game Technology PLC, 6.25%, 02/15/22(b)	400,000	372,000
LTF Merger Sub, Inc., 8.50%, 06/15/23(b)(d)	300,000	283,500
Nexstar Broadcasting, Inc., 6.13%, 02/15/22(b)	300,000	296,250
Ruby Tuesday, Inc., 7.63%, 05/15/20	375,000	371,250
Scientific Games International, Inc., 6.63%, 05/15/21(d)	450,000	324,000
7.00%, 01/01/22(b)(d)	250,000	246,250
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 6.38%, 06/01/21(b)	500,000	470,000

		3,319,250

Household Durables 0.5%
NVR, Inc., 3.95%, 09/15/22	330,000	337,201
Samsung Electronics America, Inc., 1.75%, 04/10/17(b)	290,000	290,232
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23(b)	335,000	342,538
Springs Industries, Inc., 6.25%, 06/01/21	251,000	248,490
Taylor Morrison Communities, Inc./Monarch Communities Inc, 5.88%, 04/15/23(b)	270,000	270,000
Tempur Sealy International, Inc., 5.63%, 10/15/23(b)(d)	80,000	80,300

		1,568,761

Household Products 0.2%
American Achievement Corp., 10.88%, 04/15/16(b)(d)	270,000	267,300
Spectrum Brands, Inc., 5.75%, 07/15/25(b)	210,000	214,200

		481,500

Independent Power and Renewable Electricity Producers 0.1%
Dynegy, Inc., 7.63%, 11/01/24(d)	250,000	252,500

Industrial Conglomerates 0.3%
General Electric Co., 5.25%, 12/06/17	220,000	238,352
4.50%, 03/11/44	395,000	409,337
Tyco International Finance SA, 3.90%, 02/14/26	295,000	298,710

		946,399

Information Technology Services 0.5%
Automatic Data Processing, Inc., 2.25%, 09/15/20	295,000	296,808
First Data Corp., 12.63%, 01/15/21	275,000	312,469
5.38%, 08/15/23(b)	200,000	198,000
iPayment, Inc., 9.50%, 12/15/19(b)(d)	284,232	281,390
SunGard Availability Services Capital, Inc., 8.75%, 04/01/22(b)	675,000	405,000

		1,493,667

Insurance 1.3%
American International Group, Inc., 4.38%, 01/15/55	390,000	354,975
Farmers Exchange Capital III, 5.45%, 10/15/54(a)(b)	370,000	366,913
Genworth Holdings, Inc., 7.70%, 06/15/20(d)	200,000	202,000
MetLife, Inc., 10.75%, 08/01/39	560,000	873,600
Mutual of Omaha Insurance Co., 4.30%, 07/15/54(a)(b)	380,000	373,291
USF&G Capital III, 8.31%, 07/01/46(b)	260,000	382,960
Willis Group Holdings PLC, 4.13%, 03/15/16	255,000	258,128
ZFS Finance USA Trust V, 6.50%, 05/09/37(a)(b)	735,000	746,393

		3,558,260

Internet & Catalog Retail 0.5%
Amazon.com, Inc., 1.20%, 11/29/17	325,000	323,643
4.95%, 12/05/44	330,000	337,115
QVC, Inc., 4.38%, 03/15/23	700,000	680,443
5.45%, 08/15/34	240,000	214,437

		1,555,638

Marine 0.5%
Global Ship Lease, Inc., 10.00%, 04/01/19(b)	325,000	323,375
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21	250,000	231,250
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(b)	450,000	393,156
5.38%, 05/05/45(b)	400,000	314,532
Trade & Development Bank of Mongolia LLC, 9.38%, 05/19/20(b)	170,000	165,747

		1,428,060

Media 3.2%
AMC Entertainment, Inc., 5.75%, 06/15/25	275,000	267,437
Avanti Communications Group PLC, 10.00%, 10/01/19(b)(d)	425,000	365,500
British Sky Broadcasting Group PLC, 6.10%, 02/15/18(b)	265,000	289,503
Cengage Learning Acquisitions, Inc., 11.50%, 04/15/20(f)	60,000	0
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 09/15/20(f)	250,000	0
6.38%, 09/15/20(b)	250,000	235,312

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Media (continued)
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		$540,000	$537,300
CSC Holdings LLC, 6.75%, 11/15/21		525,000	469,875
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 04/01/24		405,000	415,460
DISH DBS Corp., 6.75%, 06/01/21(d)		450,000	433,404
5.88%, 07/15/22		600,000	531,000
DreamWorks Animation SKG, Inc., 6.88%, 08/15/20(b)		425,000	412,250
Hughes Satellite Systems Corp., 7.63%, 06/15/21		270,000	289,237
iHeartCommunications, Inc., 10.00%, 01/15/18		375,000	198,750
Intelsat Jackson Holdings SA, 7.25%, 04/01/19(d)		675,000	632,813
Intelsat Luxembourg SA, 6.75%, 06/01/18(d)		175,000	149,188
7.75%, 06/01/21		450,000	297,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.75%, 04/01/21		200,000	218,500
Numericable Group SA, 5.63%, 05/15/24(b)	EUR	300,000	331,868
Sirius XM Radio, Inc., 5.38%, 04/15/25(b)		$310,000	296,050
SiTV LLC/SiTV Finance, Inc., 10.38%, 07/01/19(b)		250,000	190,000
Time, Inc., 5.75%, 04/15/22(b)		300,000	280,500
Univision Communications, Inc., 8.50%, 05/15/21(b)(d)		275,000	286,000
5.13%, 02/15/25(b)(d)		305,000	285,938
Viacom, Inc., 5.85%, 09/01/43		510,000	472,137
Visant Corp., 10.00%, 10/01/17		320,000	261,600
VTR Finance BV, 6.88%, 01/15/24(b)		250,000	226,875
WMG Acquisition Corp., 6.75%, 04/15/22(b)		550,000	517,000

			8,890,497

Metals & Mining 1.2%
Aleris International, Inc., 7.88%, 11/01/20		201,000	194,990
Alpha Natural Resources, Inc., 7.50%, 08/01/20(b)(h)		210,000	14,175
ArcelorMittal, 7.00%, 02/25/22(d)		270,000	245,700
6.13%, 06/01/25		685,000	554,850
Barrick Gold Corp., 4.10%, 05/01/23		785,000	694,655
Midwest Vanadium Pty Ltd., 11.50%, 02/15/18(b)(h)		150,000	6,000
New Gold, Inc., 6.25%, 11/15/22(b)		425,000	355,938
Peabody Energy Corp., 10.00%, 03/15/22(b)		145,000	54,556
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25		375,000	365,775
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 05/01/22(b)		375,000	354,375
Vale Overseas Ltd., 6.88%, 11/21/36(d)		480,000	376,848
Vedanta Resources PLC, 8.25%, 06/07/21(b)(d)		75,000	52,532

			3,270,394

Multiline Retail 0.5%
Family Tree Escrow LLC, 5.75%, 03/01/23(b)(d)		460,000	477,250
Kohl’s Corp., 4.25%, 07/17/25(d)		735,000	736,286
5.55%, 07/17/45(d)		345,000	337,975

			1,551,511

Multi-Utilities & Unregulated Power 0.1%
NRG Energy, Inc., 7.88%, 05/15/21		285,000	288,919

Oil, Gas & Consumable Fuels 3.2%
Anadarko Petroleum Corp., 6.45%, 09/15/36		367,000	403,752
Antero Resources Finance Corp., 6.00%, 12/01/20		340,000	314,500
Bonanza Creek Energy, Inc., 5.75%, 02/01/23		325,000	211,250
California Resources Corp., 6.00%, 11/15/24(d)		110,000	65,519
Chaparral Energy, Inc., 7.63%, 11/15/22(d)		240,000	70,800
Chesapeake Energy Corp., 3.54%, 04/15/19(a)(d)		325,000	230,750
6.63%, 08/15/20(d)		465,000	345,551
6.88%, 11/15/20		475,000	349,125
Ecopetrol SA, 5.38%, 06/26/26		65,000	56,712
Energy XXI Gulf Coast, Inc., 11.00%, 03/15/20(b)		205,000	96,350
Gazprom OAO Via Gaz Capital SA, Reg. S, 6.51%, 03/07/22		355,000	351,006
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 02/01/21		285,000	65,550
Lukoil International Finance BV, Reg. S, 3.42%, 04/24/18		600,000	576,000
6.13%, 11/09/20(b)		250,000	251,578
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20		525,000	546,000
Oasis Petroleum, Inc., 6.88%, 03/15/22(d)		185,000	146,575
Pacific Rubiales Energy Corp., 7.25%, 12/12/21(b)		100,000	36,000
Reg. S, 5.63%, 01/19/25		250,000	87,425
5.63%, 01/19/25(b)		325,000	113,652
Penn Virginia Corp., 8.50%, 05/01/20		200,000	51,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Petrobras Global Finance BV, 4.88%, 03/17/20	$135,000	$97,875
Petrobras International Finance Co., 5.38%, 01/27/21(d)	295,000	214,613
Petroleos de Venezuela SA, Reg. S, 5.25%, 04/12/17	390,000	175,266
Reg. S, 8.50%, 11/02/17(d)	210,000	140,175
Reg. S, 6.00%, 05/16/24	980,000	318,500
5.38%, 04/12/27	410,000	130,995
5.50%, 04/12/37	130,000	40,625
Petroleos Mexicanos, 5.63%, 01/23/46(b)	200,000	162,770
Reg. S, 5.63%, 01/23/46	270,000	219,740
Resolute Energy Corp., 8.50%, 05/01/20	600,000	255,000
Sanchez Energy Corp., 6.13%, 01/15/23(d)	255,000	170,850
SandRidge Energy, Inc., 8.75%, 06/01/20(b)	200,000	121,250
8.13%, 10/15/22	495,000	106,425
Seventy Seven Energy, Inc., 6.50%, 07/15/22	110,000	42,900
Total Capital SA, 2.13%, 08/10/18	475,000	482,562
Transocean, Inc., 3.00%, 10/15/17	1,157,000	1,047,085
WPX Energy, Inc., 6.00%, 01/15/22	330,000	283,800
8.25%, 08/01/23(d)	95,000	86,213
YPF SA, 8.50%, 07/28/25(b)	538,000	466,715

		8,933,204

Paper & Forest Products 0.5%
Catalyst Paper Corp., 11.00%, 10/30/17(i)	400,000	296,000
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	210,000	202,125
Georgia-Pacific LLC, 8.88%, 05/15/31	235,000	337,685
International Paper Co., 5.15%, 05/15/46	350,000	341,914
Norbord, Inc., 6.25%, 04/15/23(b)	275,000	268,984

		1,446,708

Pharmaceuticals 1.6%
AbbVie, Inc., 4.50%, 05/14/35	350,000	337,857
Baxalta, Inc., 2.88%, 06/23/20(b)	355,000	354,867
Bayer US Finance LLC, 2.38%, 10/08/19(b)	315,000	319,080
Endo Finance LLC/Endo Finco, Inc., 5.38%, 01/15/23(b)	425,000	408,531
Forest Laboratories, Inc., 4.88%, 02/15/21(b)(d)	320,000	345,613
Hospira, Inc., 5.20%, 08/12/20	895,000	1,013,163
5.80%, 08/12/23	165,000	191,096
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22(b)	350,000	353,500
Mylan, Inc., 2.55%, 03/28/19	430,000	423,656
Pfizer, Inc., 6.20%, 03/15/19(d)	265,000	302,647
VRX Escrow Corp., 5.88%, 05/15/23(b)	425,000	406,141

		4,456,151

Real Estate Investment Trusts (REITs) 0.4%
American Tower Trust I, Series 13, Class 2A, 3.07%, 03/15/23(b)	240,000	236,832
Communications Sales & Leasing, Inc./CSL Capital LLC, 6.00%, 04/15/23(b)	290,000	258,100
8.25%, 10/15/23	145,000	123,975
Geo Group, Inc. (The), 5.13%, 04/01/23	500,000	495,000

		1,113,907

Road & Rail 0.2%
Ahern Rentals, Inc., 7.38%, 05/15/23(b)	180,000	156,600
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)	170,000	164,900
United Rentals North America, Inc., 6.13%, 06/15/23(d)	280,000	279,125

		600,625

Semiconductors & Semiconductor Equipment 0.5%
Advanced Micro Devices, Inc., 6.75%, 03/01/19	360,000	248,850
7.50%, 08/15/22(d)	820,000	524,800
Intel Corp., 3.70%, 07/29/25	420,000	430,903
Micron Technology, Inc., 5.25%, 08/01/23(b)	200,000	183,960

		1,388,513

Software 1.5%
Boxer Parent Co., Inc., 9.00%, 10/15/19(b)(d)(i)	580,000	411,800
Hewlett Packard Enterprise Co., 2.45%, 10/05/17(b)	965,000	964,460
4.40%, 10/15/22(b)	1,125,000	1,122,772
4.90%, 10/15/25(b)	655,000	653,199
6.20%, 10/15/35(b)	665,000	664,614
NCR Corp., 6.38%, 12/15/23	325,000	318,500

		4,135,345

Specialty Retail 0.4%
AutoNation, Inc., 4.50%, 10/01/25	545,000	555,473
Chinos Intermediate Holdings A, Inc., 7.75%, 05/01/19(b)(d)(i)	350,000	133,875
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19(b)(i)	295,000	236,000
Lowe’s Cos., Inc., 3.38%, 09/15/25	265,000	267,742

		1,193,090

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Technology Hardware, Storage & Peripherals 0.1%
Seagate HDD Cayman, 5.75%, 12/01/34(b)		$320,000	$307,778

Textiles, Apparel & Luxury Goods 0.0%†
Wolverine World Wide, Inc., 6.13%, 10/15/20		45,000	46,744

Tobacco 0.5%
Altria Group, Inc., 9.95%, 11/10/38		40,000	63,961
10.20%, 02/06/39		217,000	350,759
Imperial Tobacco Finance PLC, 4.25%, 07/21/25(b)		370,000	374,609
Reynolds American, Inc., 5.85%, 08/15/45		520,000	578,537

			1,367,866

Transportation Infrastructure 0.1%
ENA Norte Trust, 4.95%, 04/25/23(b)		220,127	225,630

Wireless Telecommunication Services 1.4%
America Movil SAB de CV, 6.00%, 06/09/19	MXN	4,710,000	277,308
Crown Castle Towers LLC, 4.17%, 08/15/17(b)		$370,000	379,196
3.22%, 05/15/22(b)		420,000	409,500
Digicel Group Ltd., 8.25%, 09/30/20(b)(d)		525,000	485,625
7.13%, 04/01/22(b)		775,000	668,438
Millicom International Cellular SA, Reg. S, 6.63%, 10/15/21		200,000	197,800
MTN Mauritius Investments Ltd., 4.76%, 11/11/24(b)		100,000	99,562
Sprint Corp., 7.88%, 09/15/23		215,000	174,016
Sprint Nextel Corp., 7.00%, 08/15/20		220,000	185,486
T-Mobile USA, Inc., 6.63%, 04/28/21		245,000	245,613
VimpelCom Holdings BV, 7.50%, 03/01/22(b)		325,000	325,812
5.95%, 02/13/23(b)		460,000	418,786

			3,867,142

Total Corporate Bonds (cost $141,427,234)			131,087,686

Municipal Bonds 0.5%

	Principal Amount		Market Value
Georgia 0.5%
Municipal Electric Authority of Georgia, RB 6.64%, 04/01/57		675,000	791,134
7.06%, 04/01/57		440,000	478,130

			1,269,264

Total Municipal Bonds (cost $1,116,331)			1,269,264

Sovereign Bonds 15.2%

	Principal Amount		Market Value
ARGENTINA 0.6%
Argentine Republic Government International Bond, 7.82%, 12/31/33(h)	EUR	178,893	$180,106
2.26%, 12/31/38(h)		300,000	168,390
Provincia de Buenos Aires, Reg. S, 11.75%, 10/05/15		$610,000	610,000
Reg. S, 9.38%, 09/14/18		520,000	508,300
Argentina Bonar Bonds, 8.75%, 05/07/24		190,000	177,036

			1,643,832

BELGIUM 0.1%
Belgium Government Bond, 3.75%, 06/22/45	EUR	188,762	302,214

BRAZIL 0.5%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 01/01/17	BRL	2,005,000	475,793
10.00%, 01/01/25		2,210,000	408,170
Brazilian Government International Bond, 5.00%, 01/27/45		$500,000	373,750

			1,257,713

CANADA 0.4%
Province of Quebec Canada, 4.50%, 12/01/20	CAD	480,000	411,372
6.35%, 01/30/26		$205,000	261,836
7.30%, 07/22/26		155,000	204,441
Province of Alberta Canada, 2.35%, 06/01/25	CAD	450,000	333,927

			1,211,576

CAYMAN ISLANDS 0.0%†
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28(b)		$60,000	47,400

COLOMBIA 0.6%
Colombia Government International Bond, 4.38%, 07/12/21		240,000	244,440
4.50%, 01/28/26(d)		545,000	530,013
5.63%, 02/26/44		300,000	280,500
5.00%, 06/15/45(d)		630,000	540,225

			1,595,178

COSTA RICA 0.3%
Costa Rica Government International Bond, 10.00%, 08/01/20(b)		100,000	120,500
7.00%, 04/04/44(b)		75,000	66,281
7.16%, 03/12/45(b)		610,000	539,850

			726,631

CROATIA 0.7%
Croatia Government International Bond, 6.75%, 11/05/19(b)		485,000	527,195
6.38%, 03/24/21(b)		660,000	709,735
3.88%, 05/30/22	EUR	494,000	554,038
6.00%, 01/26/24(b)		$80,000	84,300

			1,875,268

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value
DOMINICAN REPUBLIC 0.2%
Dominican Republic International Bond, 5.88%, 04/18/24(b)		$295,000	$290,575
5.50%, 01/27/25(b)		240,000	231,600

			522,175

ECUADOR 0.2%
Ecuador Government International Bond, Reg. S, 9.38%, 12/15/15		490,000	477,750
10.50%, 03/24/20(b)		250,000	187,500

			665,250

EGYPT 0.1%
Egypt Government International Bond, 5.88%, 06/11/25(b)		200,000	189,000

GABON 0.1%
Gabonese Republic, 6.95%, 06/16/25(b)		250,000	209,970

GHANA 0.1%
Republic of Ghana, 7.88%, 08/07/23(b)		250,000	207,550
8.13%, 01/18/26(b)		200,000	166,040

			373,590

GUATEMALA 0.0%†
Guatemala Government Bond, 5.75%, 06/06/22(b)		50,000	52,375

HUNGARY 0.4%
Hungary Government Bond, 3.50%, 06/24/20	HUF	202,000,000	757,475
Hungary Government International Bond, 5.75%, 06/11/18	EUR	200,000	250,499

			1,007,974

INDONESIA 1.5%
Indonesia Government International Bond, 3.38%, 04/15/23(b)		$510,000	464,736
4.13%, 01/15/25(b)		275,000	254,846
3.38%, 07/30/25(b)	EUR	885,000	911,004
Reg. S, 6.63%, 02/17/37(b)		$470,000	494,254
5.13%, 01/15/45(b)		160,000	140,374
Indonesia Treasury Bond, 7.00%, 05/15/22	IDR	8,838,000,000	524,651
5.63%, 05/15/23		12,959,000,000	691,250
8.38%, 09/15/26		4,044,000,000	254,602
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 09/10/24(b)		$440,000	409,200
4.33%, 05/28/25(b)		30,000	27,639

			4,172,556

ITALY 0.3%
Italy Buoni Poliennali Del Tesoro, 1.50%, 06/01/25	EUR	430,000	471,505
4.75%, 09/01/44(b)		205,000	317,966

			789,471

IVORY COAST 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28(b)		$355,000	314,942

JAMAICA 0.2%
Jamaica Government International Bond, 6.75%, 04/28/28		285,000	286,425
7.88%, 07/28/45		295,000	295,000

			581,425

KAZAKHSTAN 0.2%
Kazakhstan Government International Bond, 4.88%, 10/14/44(b)		100,000	79,250
6.50%, 07/21/45(b)		530,000	497,750

			577,000

KENYA 0.1%
Kenya Government International Bond, 6.88%, 06/24/24(b)(d)		210,000	190,260

LITHUANIA 0.2%
Lithuania Government International Bond, 6.13%, 03/09/21(b)		400,000	466,661

MEXICO 1.5%
Mexican Bonos, 8.00%, 06/11/20	MXN	12,790,000	843,889
10.00%, 12/05/24		17,931,100	1,351,181
7.75%, 05/29/31		30,860,400	2,028,220

			4,223,290

NETHERLANDS 0.2%
Netherlands Government Bond, 2.50%, 01/15/33(b)	EUR	500,000	669,734

NEW ZEALAND 0.4%
New Zealand Government Bond, 4.50%, 04/15/27	NZD	1,670,000	1,189,637

NORWAY 0.1%
City of Oslo Norway, 2.40%, 02/13/30	NOK	3,000,000	341,332

PANAMA 0.1%
Panama Government International Bond, 3.75%, 03/16/25		$350,000	338,625
4.30%, 04/29/53(d)		75,000	63,563

			402,188

POLAND 0.3%
Poland Government Bond, 3.75%, 04/25/18	PLN	1,361,000	374,367
3.25%, 07/25/19		1,750,000	478,248

			852,615

PORTUGAL 0.1%
Portugal Obrigacoes do Tesouro OT, 4.10%, 02/15/45(b)	EUR	175,000	220,400

ROMANIA 0.4%
Romania Government Bond, 5.95%, 06/11/21	RON	2,960,000	861,953
Romanian Government International Bond, 4.88%, 11/07/19	EUR	164,000	210,549

			1,072,502

RUSSIA 0.6%
Russian Federal Bond - OFZ, 7.00%, 08/16/23	RUB	32,000,000	390,143

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value
RUSSIA (continued)
Russian Foreign Bond - Eurobond, Reg. S, 5.00%, 04/29/20		$600,000	$620,250
Reg. S, 4.50%, 04/04/22		400,000	400,000
Reg. S, 4.88%, 09/16/23		200,000	201,668

			1,612,061

SLOVENIA 0.3%
Slovenia Government Bond, 4.63%, 09/09/24	EUR	157,000	217,097
Slovenia Government International Bond, 5.50%, 10/26/22(b)		$115,000	129,145
5.25%, 02/18/24(b)		455,000	500,500

			846,742

SOUTH AFRICA 0.5%
South Africa Government Bond, 10.50%, 12/21/26	ZAR	9,748,743	806,433
8.75%, 01/31/44		7,000,000	484,598
South Africa Government International Bond, 5.88%, 09/16/25(d)		$100,000	106,500

			1,397,531

SPAIN 0.3%
Spain Government Bond, 1.60%, 04/30/25(b)	EUR	230,000	252,083
5.15%, 10/31/28(b)		300,000	442,723
Reg. S, 5.15%, 10/31/44(b)		124,000	195,767

			890,573

SRI LANKA 0.3%
Sri Lanka Government International Bond, Reg. S, 6.25%, 07/27/21(d)		$400,000	398,946
5.88%, 07/25/22(b)		475,000	458,384

			857,330

SUPRANATIONAL 1.4%
International Finance Corp., 7.75%, 12/03/16	INR	21,000,000	321,963
6.45%, 10/30/18		54,000,000	818,226
7.80%, 06/03/19		21,190,000	333,419
3.63%, 05/20/20	NZD	310,000	201,314
Eastern and Southern African Trade and Development Bank, Reg. S, 6.38%, 12/06/18		$320,000	323,615
Inter-American Development Bank, 7.25%, 07/17/17	IDR	14,310,000,000	909,520
7.20%, 01/22/18		2,600,000,000	161,632
European Bank for Reconstruction & Development, 7.25%, 02/08/16		8,090,000,000	535,812
6.00%, 03/03/16	INR	9,700,000	147,304
African Export-Import Bank, 3.88%, 06/04/18		$200,000	199,378

			3,952,183

TURKEY 0.9%
Turkey Government Bond, 10.50%, 01/15/20	TRY	1,672,000	545,479
8.00%, 03/12/25		3,446,000	956,510
Turkey Government International Bond, 6.75%, 04/03/18		$125,000	134,900
5.75%, 03/22/24		380,000	393,870
4.25%, 04/14/26(d)		610,000	554,338

			2,585,097

UKRAINE 0.1%
Financing of Infrastrucural Projects State Enterprise, 8.38%, 11/03/17		495,000	386,199

UNITED KINGDOM 0.4%
United Kingdom Gilt, 5.00%, 03/07/18	GBP	240,000	401,871
1.75%, 09/07/22		188,000	289,612
4.75%, 12/07/30		133,000	269,816
Ukreximbank Via Biz Finance PLC, Reg. S, 9.63%, 04/27/22		$300,000	262,800

			1,224,099

URUGUAY 0.2%
Uruguay Government International Bond, 4.25%, 04/05/27	UYU	21,149,918	592,125

VENEZUELA 0.2%
Venezuela Government International Bond, Reg. S, 7.75%, 10/13/19		$935,000	320,237
Reg. S, 11.75%, 10/21/26		520,000	201,500

			521,737

ZAMBIA 0.0%†
Zambia Government International Bond, 8.97%, 07/30/27(b)		145,000	114,550

Total Sovereign Bonds (cost $47,446,514)			42,724,386

U.S. Government Mortgage Backed Agencies 14.3%

	Principal Amount		Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# C90381 7.50%, 11/01/20		214	231
Pool# C00712 6.50%, 02/01/29		5,396	6,296
Pool# J32653 3.50%, 08/01/30		109,554	116,016
Pool# C41531 8.00%, 08/01/30		1,414	1,509
Pool# J32749 3.50%, 09/01/30		90,000	95,354
Pool# C42327 8.00%, 09/01/30		850	994
Pool# C01104 8.00%, 12/01/30		9,057	11,542
Pool# C48997 8.00%, 03/01/31		25,102	25,408
Pool# C49587 8.00%, 03/01/31		16,693	17,749
Pool# C50477 8.00%, 04/01/31		20,909	24,139

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C53381 8.00%, 06/01/31	$1,276	$1,276
Pool# C69951 6.50%, 08/01/32	18,549	21,205
Pool# G60085 5.50%, 06/01/41	335,247	377,477
Pool# Q09258 3.00%, 07/01/42	309,871	313,359
Pool# G07787 4.00%, 08/01/44	651,738	700,247
Pool# Q33550 4.00%, 05/01/45	323,082	345,897
Pool# Q33842 4.00%, 06/01/45	436,074	465,240
Pool# Q36101 4.00%, 09/01/45	445,000	476,425
Pool# Q36512 4.00%, 10/01/45	380,000	406,835
Federal National Mortgage Association Pool
Pool# 540017 8.00%, 05/01/30	1,364	1,377
Pool# AZ4471 3.50%, 07/01/30	188,229	199,112
Pool# AZ6158 3.50%, 09/01/30	60,000	63,678
Pool# MA2406 3.50%, 09/01/30	253,900	268,673
Pool# 564993 7.50%, 03/01/31	7,707	7,938
Pool# 606566 7.50%, 10/01/31	3,479	3,646
Pool# AB4168 3.50%, 01/01/32	554,187	586,447
Pool# 642656 7.00%, 07/01/32	12,580	13,260
Pool# 886574 2.86%, 08/01/36(a)	70,673	74,938
Pool# 888817 5.50%, 08/01/37	160,163	180,563
Pool# 995049 5.50%, 02/01/38	247,298	277,985
Pool# AL1104 5.50%, 02/01/38	284,731	320,777
Pool# 257231 5.50%, 06/01/38	237,811	265,398
Pool# AE0811 6.00%, 09/01/39	70,335	79,442
Pool# AC9581 5.50%, 01/01/40	78,907	88,234
Pool# AS3655 4.50%, 10/01/44	1,204,329	1,309,222
Pool# AS5207 4.00%, 06/01/45	1,124,959	1,206,118
Pool# AZ3175 4.00%, 06/01/45	438,262	468,528
Pool# AS5662 4.00%, 08/01/45	787,048	841,402
Federal National Mortgage Association Pool TBA
3.50%, 10/25/30	235,000	248,219
3.50%, 10/25/45	2,352,500	2,454,025
3.00%, 11/25/45	5,380,000	5,440,945
3.50%, 11/25/45	9,677,500	10,073,597
4.00%, 11/25/45	2,535,000	2,699,083
4.50%, 11/25/45	3,014,000	3,264,397
5.00%, 11/25/45	1,610,000	1,772,918
6.00%, 11/25/45	265,000	298,835
Government National Mortgage Association II Pool
Pool# G2 82468 2.00%, 01/20/40(a)	221,992	231,118
Pool# G2 82483 1.75%, 02/20/40(a)	80,943	83,998
Pool# G2 82520 3.00%, 04/20/40(a)	133,654	139,637
Pool# G2 82570 3.50%, 06/20/40(a)	10,086	10,583
Pool# G2 MA1161 5.50%, 07/20/43	127,578	143,729
Pool# G2 MA1289 5.50%, 09/20/43	277,006	308,978
Pool# G2 710035 5.39%, 12/20/59	215,385	224,566
Pool# G2 725640 5.29%, 05/20/60	225,352	240,960
Pool# G2 710065 4.81%, 02/20/61	618,694	656,582
Pool# G2 710078 4.70%, 06/20/61	292,074	308,937
Pool# G2 773443 5.07%, 04/20/62	230,089	245,976
Pool# G2 766552 4.85%, 05/20/62	140,012	149,673
Pool# G2 765227 4.56%, 11/20/62	763,593	830,778
Pool# G2 AC0934 4.65%, 01/20/63	92,923	102,747
Pool# G2 AC0942 4.66%, 01/20/63	41,362	45,599
Pool# G2 AJ4785 4.68%, 08/20/64	250,194	265,953
Pool# G2 AG8194 4.79%, 09/20/64	150,204	160,209

Total U.S. Government Mortgage Backed Agencies (cost $39,955,463)		40,065,979

U.S. Government Sponsored & Agency Obligations 0.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. 5.13%, 11/17/17	265,000	289,025
Federal National Mortgage Association 5.00%, 05/11/17(d)	1,050,000	1,123,563

Total U.S. Government Sponsored & Agency Obligations (cost $1,326,063)		1,412,588

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

U.S. Treasury Bond 0.8%

	Principal Amount	Market Value
U.S. Treasury Bonds, 3.00%, 05/15/45(d)	$2,230,000	$2,282,091

Total U.S. Treasury Bond (cost $2,279,335)		2,282,091

U.S. Treasury Notes 4.5%

	Principal Amount	Market Value
U.S. Treasury Note 0.63%, 08/31/17(d)	2,535,000	2,534,901
0.63%, 09/30/17	235,000	234,890
1.00%, 08/15/18	1,705,000	1,709,528
1.38%, 09/30/20(d)	2,095,000	2,094,510
1.75%, 09/30/22	2,025,000	2,023,945
2.00%, 08/15/25(d)(j)	4,200,000	4,177,799

Total U.S. Treasury Notes (cost $12,723,138)		12,775,573

Yankee Dollars 0.6%

	Principal Amount	Market Value
Banks 0.2%
Royal Bank of Scotland Group PLC 7.50%, 08/10/20(d)	250,000	249,452
5.13%, 05/28/24	265,000	267,105

		516,557

Insurance 0.1%
Validus Holdings Ltd., 8.88%, 01/26/40	250,000	323,785

Oil, Gas & Consumable Fuels 0.1%
Suncor Energy, Inc., 5.95%, 12/01/34	270,000	300,771

Paper & Forest Products 0.2%
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	475,000	578,312

Total Yankee Dollars (cost $1,610,386)		1,719,425

Common Stocks 0.1%

	Shares	Market Value
Diversified Consumer Services 0.0%†
Cengage Learning Holdings II LP*	2,376	62,964

Information Technology Services 0.0%†
iPayment, Inc.*	8,920	26,760

Wireless Telecommunication Services 0.1%
NII Holdings, Inc.*	20,137	131,092

Total Common Stocks (cost $436,359)		220,816

Preferred Stock 0.3%

	Shares	Market Value
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc., 5.90%, 02/15/54(k)	31,400	$816,400

Total Preferred Stock (cost $789,998)		816,400

Repurchase Agreements 4.4%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.06%, dated 09/29/15, due 10/06/15, repurchase price $4,000,047, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 5.25%, maturing 11/15/15 - 05/15/44; total market value $4,080,001. (l)	$4,000,000	4,000,000
Barclays Capital, Inc., 0.07%, dated 09/24/15, due 10/01/15, repurchase price $1,000,014, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.00%, maturing 10/15/15 - 02/15/45; total market value $1,020,000. (l)	1,000,000	1,000,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $5,000,017, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $5,100,001. (l)	5,000,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $2,427,179, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $2,475,715. (l)	2,427,171	2,427,171

Total Repurchase Agreements (cost $12,427,171)		12,427,171

Total Investments (cost $308,305,888) (m) — 104.8%		294,277,463
Liabilities in excess of other assets — (4.8)%		(13,520,147)

NET ASSETS — 100.0%		$280,757,316

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2015. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2015 was $79,218,383 which represents 28.22% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2015.
(d)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $28,854,526. which was collateralized by repurchase agreements with a total value of $12,427,171 and $16,967,109 of collateral in the form of U.S. Government Treasury and Agency securities, interest rates ranging from 0.00% - 31.01%, and maturity dates ranging from 10/05/15 - 09/20/65; a total value of $29,394,280.
(e)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2015. The maturity date reflects the next call date.
(f)	Fair valued security.
(g)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the PIK rate.
(h)	Security in default.
(i)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(j)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(k)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of September 30, 2015.
(l)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $12,427,171.
(m)	At September 30, 2015, the tax basis cost of the Fund’s investments was $309,006,665, tax unrealized appreciation and depreciation were $2,897,085 and $(17,626,287), respectively.

Currency:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Great British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Poland New Zloty
RON	Romanian Leu
RUB	Russia Ruble
SEK	Swedish Krona
TRY	Turkish Lira
UYU	Uruguay Peso Uruguayo
ZAR	South Africa Rand
†	Amount rounds to less than 0.1%.

AB	Stock Company
ACES	Alternative Credit Enhancement Services
AS	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
FDIC	Federal Deposit Insurance Corporation
GmbH	Limited Liability Company
IO	Interest Only
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
MTN	Medium Term Note
NA	National Association
NV	Public Traded Company
OAO	Joint Stock Company
OYJ	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SpA	Limited Share Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

At September 30, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
22	U.S. Treasury 10 Year Note	12/21/15	$2,832,156	$26,765
8	U.S. Treasury Ultra Bond	12/21/15	1,283,250	9,233

			$4,115,406	$35,998

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(40)	U.S. Treasury 5 Year Note	12/31/15	$4,820,625	$(23,523)

At September 30, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Brazilian Real	Bank of America NA	10/02/15	(247,818)	$(64,840)	$(62,509)	$2,331
Brazilian Real	JPMorgan Chase Bank	10/02/15	(381,664)	(91,958)	(96,270)	(4,312)
Brazilian Real	JPMorgan Chase Bank	10/02/15	(994,944)	(260,184)	(250,963)	9,221
Brazilian Real	Standard Chartered Bank	10/02/15	(696,097)	(182,129)	(175,582)	6,547
Brazilian Real	JPMorgan Chase Bank	10/02/15	(354,213)	(92,629)	(89,346)	3,283
Brazilian Real	JPMorgan Chase Bank	10/02/15	(1,053,041)	(270,253)	(265,618)	4,635
Brazilian Real	JPMorgan Chase Bank	10/02/15	(373,686)	(95,903)	(94,258)	1,645
Brazilian Real	JPMorgan Chase Bank	10/02/15	(1,592,106)	(386,950)	(401,591)	(14,641)
Brazilian Real	JPMorgan Chase Bank	10/02/15	(1,071,780)	(258,234)	(270,344)	(12,110)
Brazilian Real	JPMorgan Chase Bank	10/02/15	(567,352)	(137,891)	(143,108)	(5,217)
British Pound	Bank of America NA	10/30/15	(260,843)	(396,000)	(394,536)	1,464
Canadian Dollar	Standard Chartered Bank	10/30/15	(547,033)	(410,153)	(409,856)	297
Euro	Bank of America NA	10/30/15	(569,960)	(636,637)	(637,147)	(510)
Euro	Bank of America NA	10/30/15	(2,325,781)	(2,597,863)	(2,599,944)	(2,081)
Euro	Bank of America NA	10/30/15	(971,783)	(1,085,467)	(1,086,337)	(870)
Indonesian Rupiah	Bank of America NA	10/08/15	(3,648,755,880)	(251,812)	(248,480)	3,332
Indonesian Rupiah	Standard Chartered Bank	10/08/15	(3,648,755,880)	(251,812)	(248,480)	3,332
Indonesian Rupiah	Standard Chartered Bank	10/08/15	(4,347,000,000)	(300,000)	(296,031)	3,969
Indonesian Rupiah	Bank of America NA	10/08/15	(4,347,000,000)	(300,000)	(296,031)	3,969
Mexican Peso	Bank of America NA	10/30/15	(2,429,610)	(143,268)	(143,372)	(104)
Mexican Peso	Bank of America NA	10/30/15	(6,695,725)	(394,830)	(395,117)	(287)
Mexican Peso	HSBC Bank PLC	10/30/15	(4,383,062)	(257,403)	(258,646)	(1,243)
Mexican Peso	HSBC Bank PLC	10/30/15	(6,504,241)	(381,973)	(383,817)	(1,844)
Mexican Peso	HSBC Bank PLC	10/30/15	(13,195,342)	(774,920)	(778,661)	(3,741)
New Zealand Dollar	HSBC Bank PLC	10/30/15	(735,934)	(465,243)	(469,485)	(4,242)
Norwegian Krone	JPMorgan Chase Bank	10/30/15	(2,925,160)	(341,632)	(343,442)	(1,810)
Polish Zlotych	JPMorgan Chase Bank	10/30/15	(405,021)	(106,570)	(106,485)	85
South African Rand	Standard Chartered Bank	10/30/15	(4,039,280)	(286,007)	(290,028)	(4,021)
South African Rand	Standard Chartered Bank	10/30/15	(1,886,909)	(133,605)	(135,483)	(1,878)
Turkish Lira	Bank of America NA	10/30/15	(527,707)	(171,462)	(172,812)	(1,350)
Turkish Lira	Bank of America NA	10/30/15	(2,531,469)	(822,520)	(828,994)	(6,474)

Total Short Contracts				$(12,350,148)	$(12,372,773)	$(22,625)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Brazilian Real	Standard Chartered Bank	10/02/15	686,262	$182,129	$173,102	$(9,027)
Brazilian Real	Standard Chartered Bank	10/02/15	244,317	64,840	61,626	(3,214)
Brazilian Real	JPMorgan Chase Bank	10/02/15	1,057,500	270,253	266,742	(3,511)
Brazilian Real	JPMorgan Chase Bank	10/02/15	375,268	95,903	94,657	(1,246)
Brazilian Real	JPMorgan Chase Bank	10/02/15	567,435	137,891	143,129	5,238
Brazilian Real	JPMorgan Chase Bank	10/02/15	1,592,338	386,950	401,649	14,699
Brazilian Real	JPMorgan Chase Bank	10/02/15	1,067,694	258,234	269,314	11,080
Brazilian Real	JPMorgan Chase Bank	10/02/15	380,210	91,958	95,904	3,946
British Pound	Bank of America NA	10/30/15	294,333	446,843	445,192	(1,651)
Euro	Bank of America NA	10/30/15	12,711	14,222	14,209	(13)
Hungarian Forint	JPMorgan Chase Bank	10/30/15	289,098,867	1,023,649	1,030,096	6,447
Hungarian Forint	JPMorgan Chase Bank	10/30/15	111,487,841	394,759	397,245	2,486
Japanese Yen	HSBC Bank PLC	10/30/15	411,031,977	3,426,637	3,427,445	808
Mexican Peso	Bank of America NA	10/30/15	2,245,308	131,883	132,496	613
Mexican Peso	Standard Chartered Bank	10/30/15	1,629,041	95,221	96,130	909
Mexican Peso	Standard Chartered Bank	10/30/15	4,512,526	263,767	266,286	2,519
Mexican Peso	Bank of America NA	10/30/15	810,560	47,610	47,831	221
Polish Zlotych	JPMorgan Chase Bank	10/30/15	1,850,888	487,012	486,621	(391)
Russian Ruble	Bank of America NA	10/13/15	35,675,251	519,366	544,192	24,826
Russian Ruble	Bank of America NA	10/13/15	12,659,910	184,305	193,115	8,810
Swedish Krona	HSBC Bank PLC	10/30/15	485,533	57,290	58,046	756

Total Long Contracts				$8,580,722	$8,645,027	$64,305

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$20,617,567	$—	$20,617,567
Bank Loans	—	4,781,866	—	4,781,866
Collateralized Mortgage Obligations	—	8,569,012	—	8,569,012
Commercial Mortgage Backed Securities	—	13,507,639	—	13,507,639
Common Stocks
Diversified Consumer Services	—	62,964	—	62,964
Information Technology Services	—	26,760	—	26,760
Wireless Telecommunication Services	131,092	—	—	131,092

Total Common Stocks	$131,092	$89,724	$—	$220,816

Corporate Bonds
Aerospace & Defense	—	486,918	—	486,918
Airlines	—	252,784	—	252,784
Auto Components	—	507,755	—	507,755
Automobiles	—	1,196,741	—	1,196,741
Banks	—	14,280,271	—	14,280,271
Beverages	—	1,092,244	—	1,092,244
Biotechnology	—	3,666,222	—	3,666,222
Building Products	—	453,875	—	453,875
Capital Markets	—	6,518,912	—	6,518,912
Chemicals	—	4,679,868	—	4,679,868
Commercial Services & Supplies	—	2,153,187	—	2,153,187
Communications Equipment	—	2,149,775	—	2,149,775
Construction & Engineering	—	540,603	—	540,603
Construction Materials	—	569,080	—	569,080
Consumer Finance	—	839,164	—	839,164

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Containers & Packaging	$—	$773,683	$—	$773,683
Distributors	—	266,987	—	266,987
Diversified Financial Services	—	3,463,038	—	3,463,038
Diversified Telecommunication Services	—	10,106,922	—	10,106,922
Electric Utilities	—	3,131,979	—	3,131,979
Energy Equipment & Services	—	348,586	—	348,586
Food & Staples Retailing	—	2,980,656	—	2,980,656
Food Products	—	5,220,703	—	5,220,703
Gas Utilities	—	4,223,967	—	4,223,967
Health Care Providers & Services	—	3,495,707	—	3,495,707
Hotels, Restaurants & Leisure	—	3,319,250	—	3,319,250
Household Durables	—	1,568,761	—	1,568,761
Household Products	—	481,500	—	481,500
Independent Power and Renewable Electricity Producers	—	252,500	—	252,500
Industrial Conglomerates	—	946,399	—	946,399
Information Technology Services	—	1,493,667	—	1,493,667
Insurance	—	3,558,260	—	3,558,260
Internet & Catalog Retail	—	1,555,638	—	1,555,638
Marine	—	1,428,060	—	1,428,060
Media	—	8,890,497	—	8,890,497
Metals & Mining	—	3,270,394	—	3,270,394
Multiline Retail	—	1,551,511	—	1,551,511
Multi-Utilities & Unregulated Power	—	288,919	—	288,919
Oil, Gas & Consumable Fuels	—	8,933,204	—	8,933,204
Paper & Forest Products	—	1,446,708	—	1,446,708
Pharmaceuticals	—	4,456,151	—	4,456,151
Real Estate Investment Trusts (REITs)	—	1,113,907	—	1,113,907
Road & Rail	—	600,625	—	600,625
Semiconductors & Semiconductor Equipment	—	1,388,513	—	1,388,513
Software	—	4,135,345	—	4,135,345
Specialty Retail	—	1,193,090	—	1,193,090
Technology Hardware, Storage & Peripherals	—	307,778	—	307,778
Textiles, Apparel & Luxury Goods	—	46,744	—	46,744
Tobacco	—	1,367,866	—	1,367,866
Transportation Infrastructure	—	225,630	—	225,630
Wireless Telecommunication Services	—	3,867,142	—	3,867,142

Total Corporate Bonds	$—	$131,087,686	$—	$131,087,686

Forward Foreign Currency Contracts	—	127,468	—	127,468
Futures Contracts	35,998	—	—	35,998
Municipal Bonds	—	1,269,264	—	1,269,264
Preferred Stock	—	816,400	—	816,400
Repurchase Agreements	—	12,427,171	—	12,427,171
Sovereign Bonds	—	42,724,386	—	42,724,386
U.S. Government Mortgage Backed Agencies	—	40,065,979	—	40,065,979
U.S. Government Sponsored & Agency Obligations	—	1,412,588	—	1,412,588
U.S. Treasury Bond	—	2,282,091	—	2,282,091
U.S. Treasury Notes	—	12,775,573	—	12,775,573
Yankee Dollars	—	1,719,425	—	1,719,425

Total Assets	$167,090	$294,273,839	$—	$294,440,929

Liabilities:
Forward Foreign Currency Contracts	—	(85,788)	—	(85,788)
Futures Contracts	(23,523)	—	—	(23,523)

Total Liabilities	$(23,523)	$(85,788)	$—	$(109,311)

Total	$143,567	$294,188,051	$—	$294,331,618

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Bank Loans	Corporate Bonds	Total
Balance as of 12/31/14	$—	$—	$—
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	2,062	(13,173)	(11,111)
Change in Net Appreciation/(Depreciation)	—	—	—
Purchases*	26,680	216,000	242,680
Sales	(28,742)	(202,827)	(231,569)
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 09/30/15	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and financial futures contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and to express outright views on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2015

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$35,998

Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	127,468

Total		$163,466

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	(23,523)

Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(85,788)

Total		$(109,311)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 96.5%

	Shares	Market Value
AUSTRALIA 4.8%
Airlines 0.6%
Qantas Airways Ltd.*	2,480,171	$6,511,376

Biotechnology 0.6%
CSL Ltd.	104,437	6,572,557

Commercial Services & Supplies 0.7%
Brambles Ltd.	1,086,384	7,462,892

Containers & Packaging 1.3%
Amcor Ltd.	1,453,829	13,520,395

Hotels, Restaurants & Leisure 0.5%
Aristocrat Leisure Ltd.	552,690	3,361,463
Echo Entertainment Group Ltd.	559,018	1,912,829

		5,274,292

Road & Rail 0.9%
Aurizon Holdings Ltd.	2,550,693	9,011,205

Transportation Infrastructure 0.2%
Sydney Airport	425,580	1,788,615

		50,141,332

AUSTRIA 0.4%
Banks 0.4%
Erste Group Bank AG*	133,030	3,865,968

BELGIUM 1.2%
Beverages 0.9%
Anheuser-Busch InBev SA/NV	90,245	9,598,056

Pharmaceuticals 0.3%
UCB SA	39,310	3,079,653

		12,677,709

BRAZIL 2.4%
Banks 0.8%
Banco Bradesco SA, ADR	1,541,402	8,261,915

Diversified Financial Services 1.0%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	4,031,332	11,266,782

Food Products 0.6%
BRF SA	325,117	5,788,879

		25,317,576

CANADA 7.5%
Diversified Financial Services 0.6%
Element Financial Corp.*	444,070	6,062,912

Information Technology Services 1.5%
CGI Group, Inc., Class A*	437,396	15,847,206

Insurance 1.4%
Fairfax Financial Holdings Ltd.	19,060	8,680,049
Great-West Lifeco, Inc.	242,229	5,802,968

		14,483,017

Internet Software & Services 0.2%
Shopify, Inc., Class A*(a)	50,500	1,777,600

Media 0.4%
Cineplex, Inc.(a)	33,560	1,192,769
IMAX Corp.*	73,470	2,482,552

		3,675,321

Multiline Retail 0.3%
Dollarama, Inc.	49,640	3,352,606

Oil, Gas & Consumable Fuels 2.0%
Cenovus Energy, Inc.	471,162	7,145,986
PrairieSky Royalty Ltd.	60,080	1,141,723
Suncor Energy, Inc.	501,179	13,403,580

		21,691,289

Pharmaceuticals 0.4%
Concordia Healthcare Corp.(a)	85,706	3,656,875

Road & Rail 0.7%
Canadian National Railway Co.	122,690	6,966,990

		77,513,816

CHINA 3.1%
Automobiles 0.8%
Geely Automobile Holdings Ltd.	1,360,000	651,870
Great Wall Motor Co., Ltd., H Shares	6,729,000	7,508,128

		8,159,998

Banks 0.8%
Industrial & Commercial Bank of China Ltd., H Shares	13,592,000	7,852,153

Electrical Equipment 0.1%
Zhuzhou CSR Times Electric Co., Ltd., H Shares	118,000	878,042

Internet Software & Services 0.9%
Baidu, Inc., ADR*	77,900	10,704,239

Oil, Gas & Consumable Fuels 0.3%
CNOOC Ltd.	2,625,000	2,702,773

Textiles, Apparel & Luxury Goods 0.2%
Shenzhou International Group Holdings Ltd.	336,000	1,740,901

		32,038,106

DENMARK 4.1%
Beverages 1.1%
Carlsberg A/S, Class B	161,343	12,397,829

Biotechnology 0.3%
Genmab A/S*	31,004	2,850,964

Chemicals 0.3%
Chr Hansen Holding A/S	58,030	3,245,766

Pharmaceuticals 1.0%
Novo Nordisk A/S, Class B	186,485	10,063,584

Road & Rail 0.6%
DSV A/S	156,220	5,837,463

Textiles, Apparel & Luxury Goods 0.8%
Pandora A/S	70,454	8,230,369

		42,625,975

FINLAND 0.2%
Leisure Products 0.2%
Amer Sports OYJ	77,590	1,973,556

FRANCE 4.4%
Aerospace & Defense 0.5%
Thales SA	68,050	4,744,785

Commercial Services & Supplies 0.2%
Societe BIC SA	16,138	2,507,680

Diversified Telecommunication Services 0.3%
Iliad SA	13,200	2,670,259

Electrical Equipment 1.3%
Nexans SA*	67,186	2,269,584
Schneider Electric SE	198,521	11,116,991

		13,386,575

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Electronic Equipment, Instruments & Components 0.4%
Ingenico Group	35,650	$4,307,818

Media 1.5%
Publicis Groupe SA	240,522	16,437,941

Professional Services 0.2%
Teleperformance	21,440	1,626,811

		45,681,869

GERMANY 8.9%
Air Freight & Logistics 0.7%
Deutsche Post AG REG	276,089	7,648,497

Chemicals 0.5%
LANXESS AG	59,860	2,802,826
Symrise AG	40,490	2,439,654

		5,242,480

Diversified Financial Services 1.6%
Deutsche Boerse AG	195,864	16,892,100

Insurance 1.1%
Allianz SE REG	70,638	11,096,735

Internet & Catalog Retail 0.5%
Zalando SE*(b)	168,506	5,580,616

Life Sciences Tools & Services 0.1%
MorphoSys AG*	17,620	1,174,866

Machinery 0.2%
KION Group AG*	52,060	2,313,320

Media 1.5%
ProSiebenSat.1 Media SE	319,372	15,676,572

Real Estate Management & Development 0.2%
Vonovia SE	51,350	1,652,753

Software 1.3%
SAP SE	200,817	13,009,669

Textiles, Apparel & Luxury Goods 0.6%
adidas AG	78,595	6,336,906

Transportation Infrastructure 0.2%
Fraport AG Frankfurt Airport Services Worldwide	27,750	1,715,862

Wireless Telecommunication Services 0.4%
Drillisch AG	78,181	4,166,867

		92,507,243

HONG KONG 2.4%
Hotels, Restaurants & Leisure 0.6%
Galaxy Entertainment Group Ltd.	2,441,000	6,252,098

Industrial Conglomerates 1.7%
CK Hutchison Holdings Ltd.	1,320,088	17,171,226

Water Utilities 0.1%
Beijing Enterprises Water Group Ltd.*	2,070,000	1,447,969

		24,871,293

INDIA 0.6%
Machinery 0.2%
Ashok Leyland Ltd.	1,425,230	2,014,781

Oil, Gas & Consumable Fuels 0.1%
Hindustan Petroleum Corp. Ltd.	92,620	1,092,361

Road & Rail 0.1%
Container Corp. Of India Ltd.	50,950	1,153,438

Thrifts & Mortgage Finance 0.2%
Indiabulls Housing Finance Ltd.	182,343	2,212,206

		6,472,786

IRELAND 0.6%
Containers & Packaging 0.2%
Smurfit Kappa Group PLC	83,400	2,243,465

Industrial Conglomerates 0.4%
DCC PLC	48,090	3,633,988

		5,877,453

ISRAEL 1.9%
Pharmaceuticals 1.9%
Teva Pharmaceutical Industries Ltd., ADR	355,776	20,087,113

JAPAN 10.0%
Auto Components 0.4%
Denso Corp.	90,200	3,820,770

Automobiles 1.0%
Toyota Motor Corp.	176,200	10,316,143

Banks 0.2%
Suruga Bank Ltd.	125,300	2,331,512

Building Products 0.2%
TOTO Ltd.	69,000	2,150,292

Chemicals 0.2%
Tosoh Corp.	338,000	1,626,654

Diversified Financial Services 0.4%
Financial Products Group Co., Ltd.	171,800	1,242,635
Japan Exchange Group, Inc.	192,200	2,809,628

		4,052,263

Electronic Equipment, Instruments & Components 0.5%
Keyence Corp.	11,024	4,923,078

Food & Staples Retailing 0.2%
Sundrug Co., Ltd.	44,500	2,342,626

Food Products 0.3%
MEIJI Holdings Co., Ltd.	49,600	3,637,197

Health Care Equipment & Supplies 0.2%
Sysmex Corp.	47,800	2,524,402

Health Care Technology 0.1%
M3, Inc.	71,300	1,416,932

Hotels, Restaurants & Leisure 0.5%
HIS Co., Ltd.	60,600	1,981,371
Skylark Co. Ltd.	208,300	2,713,084

		4,694,455

Household Durables 0.2%
Haseko Corp.	215,300	2,438,994

Household Products 0.3%
Pigeon Corp.	113,900	2,661,367

Industrial Conglomerates 0.2%
Seibu Holdings, Inc.	87,700	1,777,255

Internet Software & Services 1.5%
DeNA Co., Ltd.	104,500	1,939,468
Yahoo Japan Corp.	3,525,300	13,420,780

		15,360,248

Machinery 1.2%
FANUC Corp.	40,700	6,261,235
Komatsu Ltd.	405,300	5,949,168

		12,210,403

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Multiline Retail 0.1%
Don Quijote Holdings Co., Ltd.	40,300	$1,518,331

Pharmaceuticals 0.4%
Ono Pharmaceutical Co., Ltd.	36,000	4,268,356

Professional Services 0.2%
Temp Holdings Co., Ltd.	56,500	2,581,833

Specialty Retail 0.3%
Gulliver International Co., Ltd.	178,700	1,636,751
Laox Co. Ltd.*(a)	488,000	1,457,406

		3,094,157

Tobacco 1.4%
Japan Tobacco, Inc.	456,100	14,148,310

		103,895,578

LUXEMBOURG 0.0%†
Metals & Mining 0.0%†
APERAM SA*	18,690	505,395

MEXICO 1.5%
Beverages 0.6%
Fomento Economico Mexicano SAB de CV, ADR	66,233	5,911,295

Media 0.9%
Grupo Televisa SAB, ADR	360,078	9,369,230

		15,280,525

NETHERLANDS 1.3%
Oil, Gas & Consumable Fuels 1.0%
Royal Dutch Shell PLC, Class B	464,585	10,985,235

Professional Services 0.3%
USG People NV	197,354	2,702,286

		13,687,521

SINGAPORE 2.6%
Banks 1.1%
United Overseas Bank Ltd.	866,662	11,316,103

Semiconductors & Semiconductor Equipment 1.5%
Avago Technologies Ltd.	125,650	15,707,506

		27,023,609

SOUTH KOREA 1.8%
Aerospace & Defense 0.1%
Korea Aerospace Industries Ltd.	22,470	1,294,325

Biotechnology 0.2%
Medy-Tox, Inc.	4,982	1,802,173

Food Products 0.2%
CJ CheilJedang Corp.	6,484	2,089,252

Technology Hardware, Storage & Peripherals 1.3%
Samsung Electronics Co., Ltd.	13,652	13,098,464

		18,284,214

SPAIN 1.9%
Diversified Telecommunication Services 0.2%
Cellnex Telecom SAU*(b)	145,940	2,486,466

Electrical Equipment 0.3%
Gamesa Corp. Tecnologica SA	188,520	2,617,003

Food Products 0.1%
Viscofan SA	14,520	875,681

Hotels, Restaurants & Leisure 0.3%
Melia Hotels International SA(a)	234,240	3,267,775

Information Technology Services 1.0%
Amadeus IT Holding SA, Class A	233,877	10,020,502

		19,267,427

SWEDEN 3.5%
Communications Equipment 1.1%
Telefonaktiebolaget LM Ericsson, Class B	1,137,484	11,158,294

Diversified Financial Services 1.2%
Investor AB, Class B	369,449	12,694,632

Health Care Equipment & Supplies 0.6%
Getinge AB, Class B	280,309	6,256,378

Machinery 0.4%
Sandvik AB	437,824	3,729,543

Metals & Mining 0.1%
Boliden AB	88,400	1,384,181

Oil, Gas & Consumable Fuels 0.1%
Lundin Petroleum AB*	116,000	1,497,090

		36,720,118

SWITZERLAND 8.5%
Capital Markets 2.4%
Julius Baer Group Ltd.*	243,138	11,041,385
UBS Group AG REG	740,452	13,689,572

		24,730,957

Chemicals 1.1%
Syngenta AG REG	36,513	11,699,159

Commercial Services & Supplies 0.3%
dorma+kaba Holding AG REG	5,702	3,502,049

Electrical Equipment 1.0%
ABB Ltd. REG*	562,783	9,957,615

Food Products 0.2%
Chocoladefabriken Lindt & Spruengli AG	296	1,735,488

Life Sciences Tools & Services 0.3%
Lonza Group AG REG*	20,610	2,704,361

Pharmaceuticals 2.0%
Novartis AG REG	68,220	6,270,229
Roche Holding AG	56,614	15,029,407

		21,299,636

Textiles, Apparel & Luxury Goods 1.2%
Cie Financiere Richemont SA REG	84,853	6,602,495
Swatch Group AG (The) - Bearer Shares	15,896	5,895,357

		12,497,852

		88,127,117

TAIWAN 1.9%
Capital Markets 0.0%†
Yuanta Financial Holding Co., Ltd.	55,054	20,470

Semiconductors & Semiconductor Equipment 1.5%
Hermes Microvision, Inc.	15,959	608,342
Taiwan Semiconductor Manufacturing Co., Ltd.	3,676,629	14,734,743

		15,343,085

Technology Hardware, Storage & Peripherals 0.3%
Catcher Technology Co., Ltd.	275,000	2,939,944

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Growth Fund (continued)

Common Stocks (continued)

	Shares	Market Value
TAIWAN (continued)
Textiles, Apparel & Luxury Goods 0.1%
Makalot Industrial Co. Ltd.	188,031	$1,551,690

		19,855,189

THAILAND 1.2%
Banks 1.2%
Kasikornbank PCL, NVDR	2,637,900	12,460,284

TURKEY 0.6%
Banks 0.6%
Akbank TAS	2,989,878	6,707,152

UNITED KINGDOM 19.2%
Airlines 0.2%
easyJet PLC	77,670	2,096,630

Banks 0.9%
Lloyds Banking Group PLC	7,957,730	9,059,564

Capital Markets 0.7%
Aberdeen Asset Management PLC	1,509,310	6,779,792

Chemicals 0.2%
Croda International PLC	49,280	2,022,142

Consumer Finance 0.3%
Provident Financial PLC	55,500	2,640,139

Diversified Financial Services 0.1%
London Stock Exchange Group PLC	30,953	1,134,560

Health Care Equipment & Supplies 1.1%
Smith & Nephew PLC	649,786	11,352,566

Hotels, Restaurants & Leisure 1.3%
Compass Group PLC	855,830	13,670,081

Household Durables 0.4%
Persimmon PLC*	149,310	4,544,453

Insurance 0.2%
St James’s Place PLC	142,739	1,837,073

Internet Software & Services 0.2%
Auto Trader Group PLC*(b)	403,049	2,073,682

Media 7.6%
Informa PLC	896,048	7,629,291
RELX PLC	1,277,293	21,907,417
Rightmove PLC	31,110	1,720,596
Sky PLC	1,831,132	28,970,411
WPP PLC	931,585	19,394,696

		79,622,411

Multiline Retail 0.9%
Next PLC	77,387	8,918,242

Multi-Utilities 0.5%
Centrica PLC	1,455,577	5,056,714

Oil, Gas & Consumable Fuels 0.1%
Genel Energy PLC*	141,660	595,532

Personal Products 0.9%
Unilever NV, CVA	239,798	9,612,302

Specialty Retail 1.6%
Howden Joinery Group PLC	399,280	2,946,419
Kingfisher PLC	2,435,918	13,232,490

		16,178,909

Tobacco 1.9%
British American Tobacco PLC	358,820	19,798,159

Trading Companies & Distributors 0.1%
Ashtead Group PLC	105,904	1,497,652

		198,490,603

Total Common Stocks (cost $973,039,044)		1,001,956,527

Exchange Traded Fund 0.2%
UNITED STATES 0.2%
iShares MSCI Emerging Markets ETF	77,280	2,533,238

Total Exchange Traded Fund (cost $2,577,959)		2,533,238

Repurchase Agreements 0.6%

	Principal Amount
Barclays Capital, Inc., 0.06%, dated 09/29/15, due 10/06/15, repurchase price $2,000,023, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 5.25%, maturing 11/15/15 - 05/15/44; total market value $2,040,001. (c)	$2,000,000	2,000,000
Barclays Capital, Inc., 0.07%, dated 09/24/15, due 10/01/15, repurchase price $500,007, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.00%, maturing 10/15/15 - 02/15/45; total market value $510,000. (c)	500,000	500,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $2,000,007, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $2,040,001. (c)	2,000,000	2,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Growth Fund (continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $2,236,361, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $2,281,081. (c)	$2,236,354	$2,236,354

Total Repurchase Agreements (cost $6,736,354)		6,736,354

Total Investments (cost $982,353,357) (d) — 97.3%		1,011,226,119
Other assets in excess of liabilities — 2.7%		28,069,932

NET ASSETS — 100.0%		$1,039,296,051

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $6,749,263.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2015 was $10,140,764 which represents 0.98% of net assets.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $6,736,354. Additional collateral was subsequently received from borrowers in accordance with the Fund’s securities lending standards and guidelines.
(d)	At September 30, 2015, the tax basis cost of the Fund’s investments was $985,095,653, tax unrealized appreciation and depreciation were $119,989,365 and $(93,858,899), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CN	China
CVA	Dutch Certificate
ETF	Exchange Traded Fund
Ltd.	Limited
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SE	European Public Limited Liability Company
TAS	Joint Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Growth Fund (continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$6,039,110	$—	$6,039,110
Air Freight & Logistics	—	7,648,497	—	7,648,497
Airlines	—	8,608,006	—	8,608,006
Auto Components	—	3,820,770	—	3,820,770
Automobiles	—	18,476,141	—	18,476,141
Banks	8,261,915	53,592,736	—	61,854,651
Beverages	5,911,295	21,995,885	—	27,907,180
Biotechnology	—	11,225,694	—	11,225,694
Building Products	—	2,150,292	—	2,150,292
Capital Markets	—	31,531,219	—	31,531,219
Chemicals	—	23,836,201	—	23,836,201
Commercial Services & Supplies	—	13,472,621	—	13,472,621
Communications Equipment	—	11,158,294	—	11,158,294
Consumer Finance	—	2,640,139	—	2,640,139
Containers & Packaging	—	15,763,860	—	15,763,860
Diversified Financial Services	17,329,694	34,773,555	—	52,103,249
Diversified Telecommunication Services	—	5,156,725	—	5,156,725
Electrical Equipment	—	26,839,235	—	26,839,235
Electronic Equipment, Instruments & Components	—	9,230,896	—	9,230,896
Food & Staples Retailing	—	2,342,626	—	2,342,626
Food Products	5,788,879	8,337,618	—	14,126,497
Health Care Equipment & Supplies	—	20,133,346	—	20,133,346
Health Care Technology	—	1,416,932	—	1,416,932

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Growth Fund (continued)

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$—	$33,158,701	$—	$33,158,701
Household Durables	—	6,983,447	—	6,983,447
Household Products	—	2,661,367	—	2,661,367
Industrial Conglomerates	—	22,582,469	—	22,582,469
Information Technology Services	15,847,206	10,020,502	—	25,867,708
Insurance	14,483,017	12,933,808	—	27,416,825
Internet & Catalog Retail	—	5,580,616	—	5,580,616
Internet Software & Services	12,481,839	17,433,930	—	29,915,769
Leisure Products	—	1,973,556	—	1,973,556
Life Sciences Tools & Services	—	3,879,227	—	3,879,227
Machinery	—	20,268,047	—	20,268,047
Media	13,044,551	111,736,924	—	124,781,475
Metals & Mining	—	1,889,576	—	1,889,576
Multiline Retail	3,352,606	10,436,573	—	13,789,179
Multi-Utilities	—	5,056,714	—	5,056,714
Oil, Gas & Consumable Fuels	21,691,289	16,872,991	—	38,564,280
Personal Products	—	9,612,302	—	9,612,302
Pharmaceuticals	23,743,988	38,711,229	—	62,455,217
Professional Services	—	6,910,930	—	6,910,930
Real Estate Management & Development	—	1,652,753	—	1,652,753
Road & Rail	6,966,990	16,002,106	—	22,969,096
Semiconductors & Semiconductor Equipment	15,707,506	15,343,085	—	31,050,591
Software	—	13,009,669	—	13,009,669
Specialty Retail	—	19,273,066	—	19,273,066
Technology Hardware, Storage & Peripherals	—	16,038,408	—	16,038,408
Textiles, Apparel & Luxury Goods	—	30,357,718	—	30,357,718
Thrifts & Mortgage Finance	—	2,212,206	—	2,212,206
Tobacco	—	33,946,469	—	33,946,469
Trading Companies & Distributors	—	1,497,652	—	1,497,652
Transportation Infrastructure	—	3,504,477	—	3,504,477
Water Utilities	—	1,447,969	—	1,447,969
Wireless Telecommunication Services	—	4,166,867	—	4,166,867

Total Common Stocks	$164,610,775	$837,345,752	$—	$1,001,956,527

Exchange Traded Fund	2,533,238	—	—	2,533,238
Repurchase Agreements	—	6,736,354	—	6,736,354

Total	$167,144,013	$844,082,106	$—	$1,011,226,119

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

(a)	During the period ended September 30, 2015, there were two transfers of common stock investments from Level 1 to Level 2. The market value at the time of the transfer was $13,374,900. As of September 30, 2015, the market value of these common stock investments was $14,567,614. The two international common stocks that transferred from Level 1 to Level 2 were previously valued at the last quoted sales price from the local exchange on which they were traded on and therefore classified as Level 1 securities. The fund utilizes a fair value model service provided by an independent fair value pricing service which has been approved by the Board of Trustees. The pricing service provider supplied a fair value factor for these two securities resulting in a Level 2 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 97.4%

	Shares	Market Value
AUSTRALIA 3.9%
Airlines 0.0%†
Qantas Airways Ltd.*	164,155	$430,968

Banks 1.0%
Australia & New Zealand Banking Group Ltd.	436,671	8,343,090
Bank of Queensland Ltd.	50,393	412,540
Bendigo & Adelaide Bank Ltd.	69,630	486,628
National Australia Bank Ltd.	21,455	454,050

		9,696,308

Beverages 0.0%†
Treasury Wine Estates Ltd.	90,625	419,931

Capital Markets 0.3%
Macquarie Group Ltd.	56,088	3,039,696

Chemicals 0.1%
Incitec Pivot Ltd.	243,627	671,494
Orica Ltd.(a)	16,827	178,593

		850,087

Construction Materials 0.0%†
Boral Ltd.	109,893	408,711

Food & Staples Retailing 0.3%
Wesfarmers Ltd.	93,450	2,583,250

Hotels, Restaurants & Leisure 0.1%
Echo Entertainment Group Ltd.	115,595	395,539
Tabcorp Holdings Ltd.	54,597	179,743
Tatts Group Ltd.	243,634	646,405

		1,221,687

Insurance 0.2%
QBE Insurance Group Ltd.	95,777	872,221
Suncorp Group Ltd.	187,275	1,611,058

		2,483,279

Metals & Mining 1.0%
Alumina Ltd.	297,894	236,998
BHP Billiton Ltd.	379,597	5,995,470
BHP Billiton Ltd., ADR(a)	19,238	608,306
Fortescue Metals Group Ltd.(a)	94,546	122,052
Newcrest Mining Ltd.*	180,606	1,625,233
South32 Ltd., ADR*	7,695	36,628
South32 Ltd.*	240,606	232,568

		8,857,255

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	74,368	203,706

Oil, Gas & Consumable Fuels 0.8%
Oil Search Ltd.	834,141	4,235,283
Origin Energy Ltd.(b)	153,419	656,877
Santos Ltd.(a)	150,241	425,158
Woodside Petroleum Ltd.	123,026	2,517,906

		7,835,224

Real Estate Management & Development 0.0%†
Lend Lease Group	51,912	459,586

Road & Rail 0.1%
Asciano Ltd.	154,640	915,516
Aurizon Holdings Ltd.	81,070	286,408

		1,201,924

		39,691,612

AUSTRIA 0.0%†
Banks 0.0%†
Erste Group Bank AG*	2,617	76,052
Raiffeisen Bank International AG*	4,219	55,447

		131,499

Oil, Gas & Consumable Fuels 0.0%†
OMV AG	12,577	306,026

		437,525

BELGIUM 0.9%
Banks 0.2%
KBC Groep NV	24,887	1,573,904

Chemicals 0.4%
Solvay SA	28,321	2,894,409
Umicore SA(a)	14,163	546,215

		3,440,624

Diversified Telecommunication Services 0.0%†
Proximus	9,074	313,888

Food & Staples Retailing 0.2%
Colruyt SA*	2,066	99,574
Delhaize Group	20,723	1,836,900

		1,936,474

Insurance 0.1%
Ageas	32,002	1,315,168

Pharmaceuticals 0.0%†
UCB SA	4,159	325,827

		8,905,885

BERMUDA 0.0%†
Energy Equipment & Services 0.0%†
Seadrill Ltd.*(a)	37,423	220,796
Seadrill Ltd.*(a)	34,445	201,167

		421,963

CANADA 3.7%
Banks 0.4%
Bank of Montreal	68,716	3,748,458

Chemicals 0.0%†
Agrium, Inc.(a)	1,191	106,595

Construction & Engineering 0.0%†
SNC-Lavalin Group, Inc.	5,800	165,068
WSP Global, Inc.	1,700	57,376

		222,444

Diversified Financial Services 0.0%†
TMX Group Ltd.(a)	1,627	57,131

Energy Equipment & Services 0.0%†
Ensign Energy Services, Inc.	7,564	46,535
Precision Drilling Corp.(a)	30,300	112,163

		158,698

Food & Staples Retailing 0.1%
Empire Co., Ltd., Class A	42,930	883,049
George Weston Ltd.	4,778	386,536

		1,269,585

Food Products 0.0%†
Maple Leaf Foods, Inc.(a)	8,600	141,969

Independent Power and Renewable Electricity Producers 0.0%†
TransAlta Corp.(a)	56,554	262,746

Insurance 0.8%
Fairfax Financial Holdings Ltd.(a)	4,217	1,920,449
Industrial Alliance Insurance & Financial Services, Inc.(a)	13,689	408,465
Manulife Financial Corp.	90,724	1,404,408
Manulife Financial Corp.	185,684	2,871,875

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
CANADA (continued)
Insurance (continued)
Sun Life Financial, Inc.	43,863	$1,414,660

		8,019,857

Metals & Mining 0.5%
Agnico Eagle Mines Ltd.(a)	40,833	1,033,891
Agnico Eagle Mines Ltd.(a)	515	13,055
Barrick Gold Corp.	150,271	955,724
Barrick Gold Corp.	14,212	90,416
Eldorado Gold Corp.	80,885	259,414
First Quantum Minerals Ltd.(a)	86,792	318,031
Goldcorp, Inc.	64,555	808,229
Goldcorp, Inc.	12,467	156,293
Kinross Gold Corp.*	177,200	308,058
Lundin Mining Corp.*	42,500	120,064
Osisko Gold Royalties Ltd.	710	7,502
Silver Wheaton Corp.	26,609	319,574
Teck Resources Ltd., Class B(a)	93,000	443,919
Turquoise Hill Resources Ltd.*	55,361	141,462
Yamana Gold, Inc.(a)	121,979	205,660

		5,181,292

Multiline Retail 0.1%
Canadian Tire Corp., Ltd., Class A	10,900	980,551

Oil, Gas & Consumable Fuels 1.8%
Bonavista Energy Corp.	92	212
Cameco Corp.	36,272	442,222
Canadian Natural Resources Ltd.(a)	202,959	3,947,552
Canadian Oil Sands Ltd.	42,798	202,364
Cenovus Energy, Inc.	71,960	1,090,913
Crescent Point Energy Corp.(a)	19,087	218,164
Crescent Point Energy Corp.(a)	71,018	812,623
Encana Corp.	109,018	702,076
Encana Corp.	95,582	615,249
Enerplus Corp.	1,569	7,642
Husky Energy, Inc.	63,965	997,461
MEG Energy Corp.*	31,944	197,241
Pengrowth Energy Corp.(a)	65,417	55,883
Penn West Petroleum Ltd.(a)	27,005	12,142
Suncor Energy, Inc.	15,377	410,873
Suncor Energy, Inc.	251,700	6,731,489
Tourmaline Oil Corp.*	19,461	453,094
Whitecap Resources, Inc.(a)	50,289	397,187

		17,294,387

Technology Hardware, Storage & Peripherals 0.0%†
BlackBerry Ltd.*(a)	9,511	58,302
BlackBerry Ltd.*(a)	44,397	272,471

		330,773

Thrifts & Mortgage Finance 0.0%†
Genworth MI Canada, Inc.(a)	5,200	112,027

		37,886,513

CHINA 0.6%
Banks 0.2%
Industrial & Commercial Bank of China Ltd., H Shares	3,460,000	1,998,856

Electronic Equipment, Instruments & Components 0.0%†
FIH Mobile Ltd.	509,000	234,149

Oil, Gas & Consumable Fuels 0.4%
CNOOC Ltd.	3,443,000	3,545,008

		5,778,013

COLOMBIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Pacific Exploration and Production Corp.*(a)	21,385	47,754

DENMARK 1.0%
Banks 0.1%
Danske Bank A/S	33,173	1,002,500
Jyske Bank A/S REG*	4,464	246,987

		1,249,487

Beverages 0.2%
Carlsberg A/S, Class B	24,567	1,887,764

Building Products 0.0%†
Rockwool International A/S, Class B	239	34,067

Commercial Services & Supplies 0.0%†
ISS A/S	2,284	75,867

Diversified Telecommunication Services 0.1%
TDC A/S	147,065	758,464

Electrical Equipment 0.2%
Vestas Wind Systems A/S	39,016	2,028,404

Marine 0.3%
AP Moeller - Maersk A/S, Class A	528	795,331
AP Moeller - Maersk A/S, Class B	1,340	2,065,585

		2,860,916

Pharmaceuticals 0.0%†
H. Lundbeck A/S*	9,087	242,275

Road & Rail 0.1%
DSV A/S	26,139	976,734

		10,113,978

FINLAND 1.8%
Communications Equipment 0.7%
Nokia OYJ	1,114,878	7,623,312

Electric Utilities 0.1%
Fortum OYJ	60,417	893,925

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B(a)	3,616	128,082

Oil, Gas & Consumable Fuels 0.0%†
Neste OYJ	12,407	285,546

Paper & Forest Products 1.0%
Stora Enso OYJ, Class R	126,639	958,218
UPM-Kymmene OYJ	555,038	8,331,519

		9,289,737

		18,220,602

FRANCE 11.2%
Aerospace & Defense 0.8%
Airbus Group SE	41,983	2,486,236
Thales SA	77,751	5,421,186

		7,907,422

Air Freight & Logistics 0.0%†
Bollore SA	92,495	450,954

Auto Components 0.1%
Cie Generale des Etablissements Michelin	11,192	1,024,006

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Automobiles 0.9%
Peugeot SA*(a)	88,161	$1,335,866
Renault SA	105,475	7,610,314

		8,946,180

Banks 2.6%
BNP Paribas SA	272,654	16,052,263
Credit Agricole SA	79,599	916,401
Natixis SA	113,150	626,488
Societe Generale SA	188,534	8,425,773

		26,020,925

Building Products 0.5%
Cie de Saint-Gobain	110,050	4,776,210

Chemicals 0.0%†
Arkema SA	5,356	347,165

Construction & Engineering 0.1%
Bouygues SA(a)	30,737	1,090,821

Diversified Telecommunication Services 0.5%
Orange SA	321,387	4,871,990

Electric Utilities 0.1%
Electricite de France SA	31,015	547,648

Food & Staples Retailing 0.1%
Casino Guichard Perrachon SA(a)	10,148	540,431

Hotels, Restaurants & Leisure 0.2%
Sodexo SA	29,179	2,421,105

Information Technology Services 0.5%
Cap Gemini SA	55,030	4,914,333

Insurance 1.6%
AXA SA	640,832	15,558,739
CNP Assurances	25,818	358,737
SCOR SE	20,172	724,382

		16,641,858

Machinery 0.0%†
Vallourec SA	4,090	36,334

Media 0.0%†
Lagardere SCA	17,071	473,023

Multi-Utilities 0.8%
Engie	533,846	8,637,888

Oil, Gas & Consumable Fuels 2.1%
TOTAL SA	490,096	22,045,930

Real Estate Investment Trusts (REITs) 0.2%
Unibail-Rodamco SE	9,255	2,398,747

Trading Companies & Distributors 0.1%
Rexel SA	51,711	636,591

		114,729,561

GERMANY 6.9%
Airlines 0.0%†
Deutsche Lufthansa AG REG*	31,605	439,966

Automobiles 2.4%
Bayerische Motoren Werke AG	47,646	4,156,766
Daimler AG REG	261,776	19,058,102
Volkswagen AG	4,865	573,209

		23,788,077

Banks 0.1%
Commerzbank AG*	105,912	1,118,620

Capital Markets 0.7%
Deutsche Bank AG REG	264,603	7,140,893
Deutsche Bank AG REG(a)	11,960	322,442

		7,463,335

Chemicals 0.1%
K+S AG REG	29,615	993,684
Wacker Chemie AG	256	19,472

		1,013,156

Construction Materials 0.4%
HeidelbergCement AG	58,267	4,001,309

Diversified Telecommunication Services 0.0%†
Telefonica Deutschland Holding AG	42,914	262,418

Electrical Equipment 0.0%†
OSRAM Licht AG	2,478	128,381

Food & Staples Retailing 0.1%
METRO AG	21,590	597,350

Hotels, Restaurants & Leisure 0.3%
TUI AG	168,908	3,120,847

Insurance 1.0%
Allianz SE REG	50,355	7,910,419
Hannover Rueck SE	2,307	236,308
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen REG	9,557	1,784,909
Talanx AG	7,904	236,790

		10,168,426

Multi-Utilities 0.2%
E.ON SE	145,104	1,245,201
RWE AG	36,773	417,878

		1,663,079

Pharmaceuticals 0.8%
Bayer AG REG	64,002	8,211,356

Semiconductors & Semiconductor Equipment 0.4%
Infineon Technologies AG	335,028	3,764,186

Trading Companies & Distributors 0.4%
Brenntag AG	82,889	4,472,178

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,934	366,916

		70,579,600

HONG KONG 2.1%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	123,000	231,631

Capital Markets 0.0%†
Guoco Group, Ltd.	4,000	46,017

Hotels, Restaurants & Leisure 0.0%†
Hongkong & Shanghai Hotels (The)(a)	70,500	79,505
Shangri-La Asia Ltd.	300,000	260,454

		339,959

Industrial Conglomerates 0.8%
CK Hutchison Holdings Ltd.	545,876	7,100,556
Hopewell Holdings Ltd.	67,500	229,917
NWS Holdings Ltd.	121,435	160,072

		7,490,545

Marine 0.0%†
Orient Overseas International Ltd.	37,500	176,449

Real Estate Management & Development 1.3%
Cheung Kong Property Holdings Ltd.	573,204	4,199,479
Hang Lung Group Ltd.	92,000	313,213
Hang Lung Properties Ltd.	396,000	890,746
Henderson Land Development Co., Ltd.	66,703	398,863
Kerry Properties Ltd.	153,000	420,078
New World Development Co., Ltd.	1,447,232	1,409,437
Sino Land Co., Ltd.	295,436	449,834
Sun Hung Kai Properties Ltd.	139,221	1,815,903
Swire Pacific Ltd., Class A	76,500	857,453
Swire Pacific Ltd., Class B	110,000	226,785

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)
Real Estate Management & Development (continued)
Wharf Holdings Ltd. (The)	113,000	$637,592
Wheelock & Co., Ltd.	190,000	825,156

		12,444,539

Road & Rail 0.0%†
MTR Corp., Ltd.	98,736	429,305

Trading Companies & Distributors 0.0%†
Noble Group Ltd.(a)	1,237,400	362,069

		21,520,514

IRELAND 1.3%
Airlines 0.6%
Ryanair Holdings PLC, ADR	78,143	6,118,597

Banks 0.1%
Bank of Ireland*	2,575,395	1,006,958

Construction Materials 0.0%†
CRH PLC, ADR	5,211	138,300

Pharmaceuticals 0.6%
Shire PLC	94,631	6,469,161

		13,733,016

ISRAEL 0.3%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	1,262	93,291

Banks 0.2%
Bank Hapoalim BM	203,513	1,024,102
Bank Leumi Le-Israel BM*	192,026	716,769
Israel Discount Bank Ltd., Class A*	132,044	241,426
Mizrahi Tefahot Bank Ltd.	11,073	130,934

		2,113,231

Pharmaceuticals 0.1%
Teva Pharmaceutical Industries Ltd., ADR	10,974	619,592

Real Estate Management & Development 0.0%†
Azrieli Group	1,586	63,404

		2,889,518

ITALY 3.5%
Banks 1.7%
Banca Monte dei Paschi di Siena SpA*	55,671	99,199
Banco Popolare SC*	36,325	537,444
Intesa Sanpaolo SpA	2,298,809	8,121,004
UniCredit SpA	1,223,541	7,627,798
Unione di Banche Italiane SCPA	140,304	995,525

		17,380,970

Diversified Telecommunication Services 0.8%
Telecom Italia SpA*(a)	6,597,261	8,129,974

Electric Utilities 0.9%
Enel SpA	2,103,400	9,385,356

Oil, Gas & Consumable Fuels 0.1%
Eni SpA	69,455	1,092,551

		35,988,851

JAPAN 22.0%
Airlines 0.6%
Japan Airlines Co., Ltd.	187,600	6,638,212

Auto Components 0.4%
Aisin Seiki Co., Ltd.	28,400	952,875
Calsonic Kansei Corp.	13,000	97,621
NHK Spring Co., Ltd.	17,400	168,719
NOK Corp.	11,000	237,993
Sumitomo Electric Industries Ltd.	120,100	1,536,458
Sumitomo Rubber Industries Ltd.	28,500	395,614
Tokai Rika Co., Ltd.	6,900	142,464
Toyoda Gosei Co., Ltd.	7,000	137,584
Yokohama Rubber Co., Ltd. (The)	10,000	176,371

		3,845,699

Automobiles 3.3%
Daihatsu Motor Co., Ltd.(a)	32,500	375,941
Honda Motor Co., Ltd.	195,500	5,835,032
Nissan Motor Co., Ltd.(a)	1,001,900	9,212,068
Suzuki Motor Corp.	20,800	639,599
Toyota Motor Corp.	304,300	17,816,131

		33,878,771

Banks 5.1%
77 Bank Ltd. (The)	44,000	249,936
Bank of Kyoto Ltd. (The)	25,000	254,268
Bank of Yokohama Ltd. (The)	139,000	844,846
Chiba Bank Ltd. (The)	89,000	631,997
Chugoku Bank Ltd. (The)	8,800	130,605
Fukuoka Financial Group, Inc.	88,000	419,131
Gunma Bank Ltd. (The)	51,000	326,420
Hachijuni Bank Ltd. (The)(a)	55,000	390,402
Higo Bank Ltd. (The)(a)(b)	7,000	51,232
Hiroshima Bank Ltd. (The)	12,000	69,351
Hokuhoku Financial Group, Inc.	156,000	357,190
Iyo Bank Ltd. (The)	31,000	356,367
Joyo Bank Ltd. (The)	48,000	252,872
Mitsubishi UFJ Financial Group, Inc.	4,344,600	26,251,117
Mizuho Financial Group, Inc.(a)	3,004,600	5,620,411
Nishi-Nippon City Bank Ltd. (The)	84,000	230,815
Resona Holdings, Inc.	252,900	1,288,588
Shiga Bank Ltd. (The)	16,000	81,238
Shinsei Bank Ltd.(a)	178,000	365,905
Shizuoka Bank Ltd. (The)	36,000	361,290
Sumitomo Mitsui Financial Group, Inc.	305,837	11,597,435
Sumitomo Mitsui Trust Holdings, Inc.	280,000	1,026,213
Yamaguchi Financial Group, Inc.(a)	27,000	330,965

		51,488,594

Beverages 0.0%†
Coca-Cola East Japan Co., Ltd.	4,800	77,551
Coca-Cola West Co., Ltd.	7,600	148,162

		225,713

Building Products 0.6%
Asahi Glass Co., Ltd.	176,000	1,028,424
Daikin Industries Ltd.(a)	73,900	4,144,753
LIXIL Group Corp.(a)	32,600	663,481

		5,836,658

Capital Markets 0.2%
Nomura Holdings, Inc.(a)	304,000	1,764,527
SBI Holdings, Inc.	14,800	167,224

		1,931,751

Chemicals 0.7%
Asahi Kasei Corp.	220,000	1,551,316
Denka Co., Ltd.	60,000	236,754
DIC Corp.	99,000	222,081
Hitachi Chemical Co., Ltd.	14,400	198,681

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Chemicals (continued)
JSR Corp.(a)	17,300	$249,378
Kaneka Corp.	35,000	257,745
Kuraray Co., Ltd.	54,500	679,237
Lintec Corp.	3,200	67,338
Mitsubishi Chemical Holdings Corp.	239,600	1,251,092
Mitsubishi Gas Chemical Co., Inc.	41,000	189,260
Mitsui Chemicals, Inc.(a)	108,000	346,138
Nippon Shokubai Co., Ltd.	3,400	231,214
Showa Denko KK(a)	183,000	200,846
Sumitomo Chemical Co., Ltd.	190,000	960,779
Teijin Ltd.	124,000	376,648
Tosoh Corp.(a)	83,000	399,445
Ube Industries Ltd.	98,000	170,819

		7,588,771

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co., Ltd.	68,000	657,041
Toppan Printing Co., Ltd.	68,000	547,773

		1,204,814

Construction & Engineering 0.1%
COMSYS Holdings Corp.	12,700	151,480
Kinden Corp.	9,000	114,149
Nippo Corp.(a)	7,000	119,304
Obayashi Corp.	26,000	221,837

		606,770

Consumer Finance 0.0%†
Hitachi Capital Corp.(a)	6,400	156,204

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	20,100	319,941

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	112,428

Diversified Telecommunication Services 1.2%
Nippon Telegraph & Telephone Corp.	344,600	12,138,066

Electrical Equipment 0.0%†
Ushio, Inc.	10,600	127,342

Electronic Equipment, Instruments & Components 0.4%
Azbil Corp.	1,100	27,844
Citizen Holdings Co., Ltd.	30,300	209,411
Hitachi High-Technologies Corp.	4,100	88,779
Hitachi Ltd.(a)	337,000	1,700,511
Ibiden Co., Ltd.	16,900	221,243
Kyocera Corp.	14,600	668,680
Nippon Electric Glass Co., Ltd.	53,000	256,000
TDK Corp.	16,300	921,893

		4,094,361

Food & Staples Retailing 0.7%
Aeon Co., Ltd.(a)	113,900	1,767,034
Seven & i Holdings Co., Ltd.	116,900	5,334,516
UNY Group Holdings Co., Ltd.(a)	29,300	184,343

		7,285,893

Food Products 0.1%
House Foods Group, Inc.(a)	8,000	135,297
NH Foods Ltd.	19,000	387,731
Nisshin Seifun Group, Inc.	9,649	140,310

		663,338

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.(a)	16,700	285,193
Medipal Holdings Corp.	17,600	279,259
Suzuken Co., Ltd.	9,680	322,799

		887,251

Household Durables 1.0%
Iida Group Holdings Co., Ltd.	14,200	222,151
Nikon Corp.(a)	44,800	541,784
Sekisui Chemical Co., Ltd.	22,000	231,561
Sekisui House Ltd.	77,000	1,206,122
Sony Corp.(a)	318,700	7,812,015
Sumitomo Forestry Co., Ltd.	16,600	185,938

		10,199,571

Industrial Conglomerates 0.1%
Nisshinbo Holdings, Inc.	18,000	202,998
Toshiba Corp.*(a)	302,000	760,816

		963,814

Insurance 1.2%
Dai-ichi Life Insurance Co., Ltd. (The)	319,800	5,091,167
MS&AD Insurance Group Holdings, Inc.	25,200	676,113
Sompo Japan Nipponkoa Holdings, Inc.	204,300	5,933,862
T&D Holdings, Inc.	40,800	481,924
Tokio Marine Holdings, Inc.	2,300	85,928

		12,268,994

Leisure Products 0.1%
Sankyo Co., Ltd.	6,600	234,803
Sega Sammy Holdings, Inc.	4,200	40,987
Yamaha Corp.	14,400	318,933

		594,723

Machinery 0.6%
Amada Holdings Co., Ltd.	39,400	300,408
Ebara Corp.(a)	62,000	229,038
Glory Ltd.	3,800	89,813
Hitachi Construction Machinery Co., Ltd.(a)	14,800	198,358
JTEKT Corp.	18,100	253,418
Kawasaki Heavy Industries Ltd.	882,000	3,044,963
Kurita Water Industries Ltd.	8,900	188,958
Mitsubishi Heavy Industries Ltd.	183,000	818,420
Mitsui Engineering & Shipbuilding Co., Ltd.	47,000	67,815
NTN Corp.	60,000	247,547
Sumitomo Heavy Industries Ltd.	66,000	261,531
THK Co., Ltd.(a)	8,800	140,171

		5,840,440

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.(a)	73,000	160,501
Mitsui OSK Lines Ltd.(a)	152,000	365,111
Nippon Yusen KK	293,000	679,009

		1,204,621

Media 0.4%
Dentsu, Inc.(a)	84,300	4,326,286
Fuji Media Holdings, Inc.	6,200	72,246
Nippon Television Holdings, Inc.	6,100	98,554
SKY Perfect JSAT Holdings, Inc.	21,500	101,066

		4,598,152

Metals & Mining 0.5%
Daido Steel Co., Ltd.	22,000	69,742
JFE Holdings, Inc.	75,000	985,047
Kobe Steel Ltd.	490,000	531,294
Mitsubishi Materials Corp.	193,000	586,416
Nippon Steel & Sumitomo Metal Corp.	101,800	1,855,066
Nisshin Steel Co., Ltd.	1,700	15,233
Sumitomo Metal Mining Co., Ltd.	92,000	1,045,098
Yamato Kogyo Co., Ltd.	5,300	106,251

		5,194,147

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Multiline Retail 0.1%
H2O Retailing Corp.	7,500	$141,888
J. Front Retailing Co., Ltd.	33,500	542,653
Marui Group Co., Ltd.	18,800	226,769
Takashimaya Co., Ltd.	33,000	266,636

		1,177,946

Oil, Gas & Consumable Fuels 0.2%
Cosmo Oil Co., Ltd.*(a)(b)	74,000	101,163
Idemitsu Kosan Co., Ltd.	11,600	177,693
INPEX Corp.	107,700	962,918
JX Holdings, Inc.	255,600	922,951
Showa Shell Sekiyu KK	18,200	143,467

		2,308,192

Paper & Forest Products 0.1%
Nippon Paper Industries Co., Ltd.(a)	12,400	189,282
Oji Holdings Corp.	127,000	545,107

		734,389

Pharmaceuticals 0.1%
Daiichi Sankyo Co., Ltd.(a)	14,000	242,927
Otsuka Holdings Co., Ltd.	28,100	897,277
Sumitomo Dainippon Pharma Co., Ltd.(a)	19,300	192,945

		1,333,149

Real Estate Management & Development 1.4%
Daiwa House Industry Co., Ltd.	261,400	6,480,333
Mitsui Fudosan Co., Ltd.(a)	290,000	7,949,302
Nomura Real Estate Holdings, Inc.	4,500	90,468

		14,520,103

Road & Rail 0.2%
Fukuyama Transporting Co., Ltd.(a)	18,000	97,230
Hankyu Hanshin Holdings, Inc.	140,000	856,248
Hitachi Transport System Ltd.	6,400	105,526
Nippon Express Co., Ltd.	123,000	587,738
Seino Holdings Co., Ltd.	19,000	198,230

		1,844,972

Semiconductors & Semiconductor Equipment 0.0%†
Rohm Co., Ltd.	2,600	115,623

Specialty Retail 0.1%
Aoyama Trading Co., Ltd.	3,300	116,402
Autobacs Seven Co., Ltd.	5,400	89,662
K’s Holdings Corp.(a)	5,400	169,492
Yamada Denki Co., Ltd.(a)	84,200	339,454

		715,010

Technology Hardware, Storage & Peripherals 0.5%
Brother Industries Ltd.(a)	9,100	109,692
FUJIFILM Holdings Corp.	47,000	1,756,961
Konica Minolta, Inc.	68,400	720,578
NEC Corp.	472,000	1,453,198
Ricoh Co., Ltd.(a)	129,800	1,310,061
Toshiba TEC Corp.	13,000	41,444

		5,391,934

Textiles, Apparel & Luxury Goods 0.0%†
Wacoal Holdings Corp.(a)	14,000	167,509

Tobacco 0.2%
Japan Tobacco, Inc.	74,400	2,307,902

Trading Companies & Distributors 1.3%
ITOCHU Corp.	200,700	2,121,647
Marubeni Corp.	296,300	1,451,686
Mitsubishi Corp.(a)	418,300	6,856,592
Mitsui & Co., Ltd.	101,400	1,139,685
Nagase & Co., Ltd.	13,800	160,676
Sojitz Corp.(a)	170,400	317,442
Sumitomo Corp.(a)	55,900	540,576
Toyota Tsusho Corp.	36,900	777,787

		13,366,091

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	31,000	254,017
Mitsubishi Logistics Corp.(a)	6,000	69,576

		323,593

Wireless Telecommunication Services 0.2%
NTT DOCOMO, Inc.	94,700	1,597,310

		225,798,762

LUXEMBOURG 0.4%
Metals & Mining 0.4%
ArcelorMittal(a)	731,814	3,795,087

NETHERLANDS 4.6%
Banks 1.5%
ING Groep NV, CVA	1,045,548	14,812,822

Chemicals 0.1%
Akzo Nobel NV	6,492	422,235
Koninklijke DSM NV	24,015	1,108,332

		1,530,567

Construction & Engineering 0.0%†
Boskalis Westminster	11,692	511,789

Diversified Telecommunication Services 0.8%
Koninklijke KPN NV	2,121,048	7,954,802

Food & Staples Retailing 0.0%†
Koninklijke Ahold NV	22,121	431,537

Industrial Conglomerates 0.2%
Koninklijke Philips NV(a)	75,510	1,776,513
Koninklijke Philips NV, NYRS	19,720	462,631

		2,239,144

Insurance 0.6%
Aegon NV(a)	197,418	1,132,023
NN Group NV	164,748	4,729,460

		5,861,483

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	3,536	91,212

Oil, Gas & Consumable Fuels 1.4%
Royal Dutch Shell PLC, Class A, ADR	171,284	8,117,149
Royal Dutch Shell PLC, Class B, ADR(a)	108,828	5,167,153

		13,284,302

Professional Services 0.0%†
Randstad Holding NV	4,699	280,863

		46,998,521

NEW ZEALAND 0.0%†
Construction Materials 0.0%†
Fletcher Building Ltd.	37,946	165,445

Electric Utilities 0.0%†
Contact Energy Ltd.	14,769	46,869

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
NEW ZEALAND (continued)
Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	43,583	$136,436

		348,750

NORWAY 1.2%
Banks 0.4%
DNB ASA	340,373	4,429,741
SpareBank 1 SR-Bank ASA	7,422	36,986

		4,466,727

Chemicals 0.0%†
Yara International ASA	7,990	318,742

Insurance 0.0%†
Storebrand ASA*	36,062	118,285

Metals & Mining 0.7%
Norsk Hydro ASA	1,774,439	5,916,978

Oil, Gas & Consumable Fuels 0.1%
Statoil ASA	105,175	1,533,356

		12,354,088

PORTUGAL 0.0%†
Banks 0.0%†
Banco Comercial Portugues SA, Class R*(a)	24,912	1,217
Banco Espirito Santo SA REG*(b)	146,163	0

		1,217

SINGAPORE 0.8%
Airlines 0.1%
Singapore Airlines Ltd.	123,900	932,699

Banks 0.4%
DBS Group Holdings Ltd.	220,400	2,515,721
Oversea-Chinese Banking Corp., Ltd.(a)	161,265	998,598
United Overseas Bank Ltd.	37,200	485,725

		4,000,044

Food & Staples Retailing 0.0%†
Olam International Ltd.	107,200	152,593

Food Products 0.1%
Golden Agri-Resources Ltd.(a)	999,000	232,207
Wilmar International Ltd.(a)	287,000	519,303

		751,510

Industrial Conglomerates 0.0%†
Sembcorp Industries Ltd.(a)	134,300	327,770

Real Estate Management & Development 0.1%
CapitaLand Ltd.(a)	186,700	352,530
City Developments Ltd.	75,500	409,092
Frasers Centrepoint Ltd.	26,400	27,558
United Industrial Corp., Ltd.	14,000	30,095
UOL Group Ltd.	54,910	232,483

		1,051,758

Transportation Infrastructure 0.1%
Hutchison Port Holdings Trust, Class U	1,134,600	624,575

		7,840,949

SOUTH AFRICA 0.0%†
Metals & Mining 0.0%†
Lonmin PLC*(a)	4,595	1,132

SOUTH KOREA 0.4%
Technology Hardware, Storage & Peripherals 0.4%
Samsung Electronics Co., Ltd.	4,701	4,510,392

SPAIN 1.9%
Banks 1.0%
Banco de Sabadell SA	720,277	1,325,712
Banco Popular Espanol SA	155,931	569,621
Banco Santander SA	979,155	5,206,572
Bankia SA	2,657,318	3,448,798
CaixaBank SA	39,708	153,243

		10,703,946

Electric Utilities 0.6%
Acciona SA(a)	3,299	234,116
Iberdrola SA	819,963	5,463,595

		5,697,711

Independent Power and Renewable Electricity Producers 0.0%†
EDP Renovaveis SA	32,575	214,073

Insurance 0.1%
Mapfre SA	205,505	537,362

Oil, Gas & Consumable Fuels 0.2%
Repsol SA(a)	201,796	2,353,580

		19,506,672

SWEDEN 2.6%
Banks 0.7%
Nordea Bank AB	232,939	2,598,789
Skandinaviska Enskilda Banken AB, Class A	211,155	2,258,349
Svenska Handelsbanken AB, Class A	90,104	1,292,529
Swedbank AB, Class A	51,321	1,135,238

		7,284,905

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class A(a)	14,325	130,054
Telefonaktiebolaget LM Ericsson, Class B	250,741	2,459,676

		2,589,730

Diversified Telecommunication Services 0.2%
TeliaSonera AB	309,697	1,671,677

Food & Staples Retailing 0.0%†
ICA Gruppen AB(a)	1,850	62,630

Household Durables 0.9%
Electrolux AB Series B	294,725	8,327,990
Husqvarna AB, Class A	12,546	80,721
Husqvarna AB, Class B	47,467	311,305

		8,720,016

Household Products 0.2%
Svenska Cellulosa AB SCA, Class A	3,365	93,280
Svenska Cellulosa AB SCA, Class B	87,960	2,461,309

		2,554,589

Machinery 0.2%
Sandvik AB	275,604	2,347,695
Trelleborg AB, Class B	3,463	54,862

		2,402,557

Metals & Mining 0.1%
Boliden AB	45,823	717,504
SSAB AB, Class A*(a)	11,623	39,898
SSAB AB, Class B*	586	1,771

		759,173

Paper & Forest Products 0.0%†
Holmen AB, Class B	2,431	68,176

Pharmaceuticals 0.0%†
Meda AB, Class A	22,384	320,126

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	50,129	488,888

		26,922,467

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND 9.1%
Beverages 0.1%
Coca-Cola HBC AG*	25,227	$534,022

Capital Markets 1.3%
Credit Suisse Group AG REG*	374,382	8,998,962
Julius Baer Group Ltd.*	13,714	622,780
UBS Group AG REG	221,280	4,091,053

		13,712,795

Chemicals 0.4%
Clariant AG REG*(a)	60,752	1,023,190
Syngenta AG REG	8,569	2,745,599

		3,768,789

Construction Materials 0.4%
LafargeHolcim Ltd. REG*	40,609	2,128,726
LafargeHolcim Ltd. REG*	28,981	1,509,713

		3,638,439

Electrical Equipment 0.6%
ABB Ltd. REG*	319,223	5,648,180

Food Products 0.8%
Aryzta AG*	11,373	482,026
Nestle SA REG	107,710	8,100,405

		8,582,431

Insurance 1.0%
Baloise Holding AG REG	6,242	715,358
Swiss Life Holding AG REG*	4,262	950,704
Swiss Re AG	49,133	4,215,471
Zurich Insurance Group AG*	19,386	4,759,385

		10,640,918

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	10,915	1,432,222

Machinery 0.0%†
OC Oerlikon Corp. AG REG*	3,194	31,376
Sulzer AG REG(a)	2,926	286,708

		318,084

Metals & Mining 0.1%
Glencore PLC*	875,349	1,215,041

Pharmaceuticals 2.5%
Galenica AG REG(a)	435	554,258
Novartis AG REG	172,983	15,899,195
Roche Holding AG	38,184	10,136,766

		26,590,219

Professional Services 0.3%
Adecco SA REG*	36,590	2,679,690

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV(a)	101,031	690,223

Specialty Retail 0.0%†
Dufry AG REG*	1,512	177,044

Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA REG	59,705	4,645,704
Swatch Group AG (The) REG	4,423	319,075
Swatch Group AG (The) - Bearer Shares(a)	2,762	1,024,344

		5,989,123

Trading Companies & Distributors 0.8%
Wolseley PLC	133,469	7,807,134

		93,424,354

UNITED KINGDOM 17.1%
Air Freight & Logistics 0.0%†
Royal Mail PLC	72,863	506,277

Banks 4.4%
Barclays PLC, ADR(a)	431,731	6,380,984
Barclays PLC	2,452,674	9,076,835
HSBC Holdings PLC, ADR(a)	350,778	13,287,472
Lloyds Banking Group PLC, ADR	223,137	1,026,430
Lloyds Banking Group PLC	9,510,746	10,827,612
Royal Bank of Scotland Group PLC, ADR*(a)	131,305	1,252,650
Standard Chartered PLC	283,239	2,748,818

		44,600,801

Beverages 0.3%
SABMiller PLC	53,196	3,012,374

Energy Equipment & Services 0.0%†
Subsea 7 SA*	26,537	199,755

Food & Staples Retailing 0.3%
J Sainsbury PLC(a)	319,926	1,265,261
Tesco PLC	58,716	163,089
WM Morrison Supermarkets PLC(a)	553,229	1,392,176

		2,820,526

Hotels, Restaurants & Leisure 0.4%
InterContinental Hotels Group PLC	125,443	4,345,900

Household Durables 0.3%
Barratt Developments PLC	346,282	3,382,479

Insurance 1.7%
Aviva PLC	1,134,775	7,761,374
Old Mutual PLC	2,525	7,236
Prudential PLC	453,728	9,572,087

		17,340,697

Marine 0.0%†
Stolt-Nielsen Ltd.	4,020	57,662

Metals & Mining 0.7%
Anglo American PLC	190,423	1,590,625
Rio Tinto Ltd.	51,743	1,780,189
Rio Tinto PLC	123,279	4,136,402

		7,507,216

Multi-Utilities 0.8%
National Grid PLC	600,206	8,359,156

Oil, Gas & Consumable Fuels 2.5%
BG Group PLC	617,447	8,907,220
BP PLC, ADR	542,734	16,585,952

		25,493,172

Pharmaceuticals 1.0%
AstraZeneca PLC	164,086	10,406,103

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC (The)	214,705	2,726,675

Specialty Retail 0.5%
Dixons Carphone PLC	656,967	4,222,326
Kingfisher PLC	230,130	1,250,121

		5,472,447

Tobacco 0.6%
British American Tobacco PLC	110,281	6,084,836

Wireless Telecommunication Services 3.3%
Vodafone Group PLC, ADR	213,058	6,762,461

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Wireless Telecommunication Services (continued)
Vodafone Group PLC	8,361,569	$26,373,102

		33,135,563

		175,451,639

UNITED STATES 0.1%
Hotels, Restaurants & Leisure 0.1%
Carnival PLC	12,376	640,291
Carnival PLC, ADR(a)	10,518	544,096

		1,184,387

Media 0.0%†
Thomson Reuters Corp.	973	39,110

		1,223,497

Total Common Stocks (cost $1,091,444,869)		999,122,432

Preferred Stocks 0.6%

	Shares	Market Value
BRAZIL 0.3%
Banks 0.3%
Itau Unibanco Holding SA - Preference Shares ADR	494,774	3,275,404

GERMANY 0.3%
Automobiles 0.3%
Bayerische Motoren Werke AG - Preference Shares	4,574	314,575
Porsche Automobil Holding SE - Preference Shares	7,009	298,203
Volkswagen AG - Preference Shares(a)	20,743	2,278,572

		2,891,350

Total Preferred Stocks (cost $11,485,115)		6,166,754

Repurchase Agreements 7.8%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.06%, dated 09/29/15, due 10/06/15, repurchase price $25,000,292, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 5.25%, maturing 11/15/15 - 05/15/44; total market value $25,500,006. (c)	$25,000,000	25,000,000
Barclays Capital, Inc., 0.07%, dated 09/24/15, due 10/01/15, repurchase price $20,000,272, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.00%, maturing 10/15/15 - 02/15/45; total market value $20,400,009. (c)	20,000,000	20,000,000
Citigroup Global Markets, Inc., 0.10%, dated 03/20/15, due 11/04/15, repurchase price $4,002,544, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 3.5%, maturing 09/30/16 - 02/15/22; total market value $4,080,000. (c)	4,000,000	4,000,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $22,000,073, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $22,440,001. (c)	22,000,000	22,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $8,952,544, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $9,131,565. (c)	8,952,514	8,952,514

Total Repurchase Agreements (cost $79,952,514)		79,952,514

Total Investments (cost $1,182,882,498) (d) — 105.8%		1,085,241,700
Liabilities in excess of other assets — (5.8)%		(59,652,809)

NET ASSETS — 100.0%		$1,025,588,891

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $80,739,689, which was collateralized by a repurchase agreements with a value of $79,952,514 and $3,746,453 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.08% - 8.88%, and maturity dates ranging from 10/31/15 - 05/15/44, a total value of $83,698,967.
(b)	Fair valued security.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $79,952,514.
(d)	At September 30, 2015, the tax basis cost of the Fund’s investments was $1,192,304,876, tax unrealized appreciation and depreciation were $64,230,135 and $(171,293,311), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CVA	Dutch Certificate

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
NYRS	New York Registry Shares
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SC	Partnership with full liability
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SE	European Public Limited Liability Company
SpA	Limited Share Company

At September 30, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
56	DJ Euro Stoxx 50	12/18/15	$1,934,175	$9,324
20	FTSE 100 Index	12/18/15	1,820,897	3,125

			$3,755,072	$12,449

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

At September 30, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Standard Chartered Bank	11/09/15	(794,096)	$(1,225,556)	$(1,201,042)	$24,514
British Pound	Morgan Stanley Co., Inc.	11/09/15	(998,250)	(1,544,273)	(1,509,819)	34,454
British Pound	Goldman Sachs International	11/09/15	(1,151,437)	(1,805,620)	(1,741,508)	64,112
British Pound	Royal Bank of Canada	11/09/15	(1,307,619)	(2,004,807)	(1,977,728)	27,079
British Pound	Standard Chartered Bank	11/09/15	(2,506,023)	(3,795,761)	(3,790,271)	5,490
British Pound	Standard Chartered Bank	11/09/15	(785,745)	(1,226,984)	(1,188,411)	38,573
British Pound	Societe Generale	11/09/15	(1,695,397)	(2,619,824)	(2,564,228)	55,596
Euro	HSBC Bank PLC	11/09/15	(2,397,153)	(2,649,661)	(2,680,168)	(30,507)
Euro	Societe Generale	11/09/15	(29,353,124)	(32,033,863)	(32,818,643)	(784,780)
Euro	Morgan Stanley Co., Inc.	11/09/15	(2,817,495)	(3,094,629)	(3,150,136)	(55,507)
Euro	Morgan Stanley Co., Inc.	11/09/15	(1,368,039)	(1,547,586)	(1,529,554)	18,032
Euro	Standard Chartered Bank	11/09/15	(1,987,764)	(2,226,746)	(2,222,445)	4,301
Euro	BNP Paribas	11/09/15	(1,098,085)	(1,267,649)	(1,227,728)	39,921
Euro	Credit Suisse International	11/09/15	(1,474,150)	(1,614,155)	(1,648,193)	(34,038)
Hong Kong Dollar	Standard Chartered Bank	11/09/15	(21,689,661)	(2,798,615)	(2,798,591)	24
Japanese Yen	State Street Bank and Trust Co.	11/09/15	(245,675,201)	(2,058,047)	(2,048,849)	9,198
Japanese Yen	State Street Bank and Trust Co.	11/09/15	(315,560,039)	(2,547,027)	(2,631,665)	(84,638)
Japanese Yen	State Street Bank and Trust Co.	11/09/15	(917,517,950)	(7,360,771)	(7,651,790)	(291,019)
Norwegian Krone	Morgan Stanley Co., Inc.	11/09/15	(33,316,777)	(4,026,715)	(3,911,071)	115,644
Swedish Krona	Deutsche Bank Securities, Inc.	11/09/15	(10,544,092)	(1,241,130)	(1,260,856)	(19,726)
Swedish Krona	Goldman Sachs International	11/09/15	(11,252,790)	(1,321,510)	(1,345,602)	(24,092)
Swiss Franc	Goldman Sachs International	11/09/15	(10,567,743)	(10,779,447)	(10,857,432)	(77,985)

Total Short Contracts				$(90,790,376)	$(91,755,730)	$(965,354)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	Citibank NA	11/09/15	34,861,375	$25,415,722	$24,417,882	$(997,840)
British Pound	BNP Paribas	11/09/15	1,103,574	1,740,730	1,669,116	(71,614)
British Pound	BNP Paribas	11/09/15	11,765,684	18,362,497	17,795,181	(567,316)
British Pound	Standard Chartered Bank	11/09/15	1,702,131	2,591,170	2,574,412	(16,758)
Danish Krone	Royal Bank of Canada	11/09/15	24,902,272	3,644,747	3,732,670	87,923
Euro	Societe Generale	11/09/15	2,350,119	2,620,601	2,627,581	6,980
Euro	Standard Chartered Bank	11/09/15	1,225,979	1,384,791	1,370,721	(14,070)
Euro	Deutsche Bank Securities, Inc.	11/09/15	1,178,002	1,293,121	1,317,080	23,959
Euro	Standard Chartered Bank	11/09/15	1,097,178	1,205,657	1,226,714	21,057
Euro	Goldman Sachs International	11/09/15	2,028,075	2,249,316	2,267,515	18,199
Euro	Standard Chartered Bank	11/09/15	3,180,299	3,592,298	3,555,775	(36,523)
Euro	Standard Chartered Bank	11/09/15	1,050,450	1,180,392	1,174,469	(5,923)
Euro	Societe Generale	11/09/15	1,182,229	1,340,335	1,321,806	(18,529)
Euro	Standard Chartered Bank	11/09/15	1,645,769	1,842,682	1,840,073	(2,609)
Euro	Standard Chartered Bank	11/09/15	2,519,448	2,837,650	2,816,902	(20,748)
Hong Kong Dollar	UBS AG	11/09/15	70,923,502	9,149,593	9,151,175	1,582
Japanese Yen	Barclays Bank PLC	11/09/15	434,059,952	3,604,670	3,619,914	15,244
Japanese Yen	Deutsche Bank Securities, Inc.	11/09/15	205,239,764	1,655,090	1,711,630	56,540
Japanese Yen	Goldman Sachs International	11/09/15	252,729,006	2,100,634	2,107,675	7,041
Singapore Dollar	Goldman Sachs International	11/09/15	2,745,196	1,989,131	1,926,537	(62,594)
Singapore Dollar	HSBC Bank PLC	11/09/15	2,016,779	1,435,533	1,415,344	(20,189)
Swedish Krona	Goldman Sachs International	11/09/15	59,444,613	6,827,682	7,108,350	280,668
Swiss Franc	Royal Bank of Canada	11/09/15	1,219,549	1,245,706	1,252,980	7,274
Swiss Franc	Goldman Sachs International	11/09/15	1,623,106	1,664,572	1,667,600	3,028
Swiss Franc	State Street Bank and Trust Co.	11/09/15	1,518,506	1,558,452	1,560,132	1,680

Total Long Contracts				$102,532,772	$101,229,234	$(1,303,538)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

At September 30, 2015, the Fund’s open forward foreign cross currency contracts were as follows:

Counterparty	Delivery Date		Currency Received		Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	11/09/15	3,244,847	Euro	(2,366,310)	British Pound	$3,578,960	$3,627,943	$48,983
Goldman Sachs International	11/09/15	1,877,373	Euro	(1,393,292)	British Pound	2,107,305	2,099,021	(8,284)
HSBC Bank PLC	11/09/15	206,434,370	Japanese Yen	(12,886,113)	Hong Kong Dollar	1,662,680	1,721,593	58,913
HSBC Bank PLC	11/09/15	205,506,741	Japanese Yen	(14,371,342)	Swedish Krona	1,718,516	1,713,857	(4,659)

						$9,067,461	$9,162,414	$94,953

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$8,000,713	$—	$8,000,713
Air Freight & Logistics	—	957,231	—	957,231
Airlines	6,118,597	8,673,476	—	14,792,073
Auto Components	—	4,869,705	—	4,869,705
Automobiles	—	66,613,028	—	66,613,028
Banks	25,695,994	177,702,278	—	203,398,272
Beverages	—	6,079,804	—	6,079,804
Building Products	—	10,646,935	—	10,646,935
Capital Markets	322,442	25,871,152	—	26,193,594
Chemicals	106,595	18,857,901	—	18,964,496
Commercial Services & Supplies	—	1,280,681	—	1,280,681
Communications Equipment	—	10,213,042	—	10,213,042
Construction & Engineering	222,444	2,209,380	—	2,431,824
Construction Materials	1,648,013	6,704,191	—	8,352,204
Consumer Finance	—	156,204	—	156,204
Containers & Packaging	—	319,941	—	319,941
Distributors	—	112,428	—	112,428
Diversified Financial Services	57,131	—	—	57,131
Diversified Telecommunication Services	—	36,101,279	—	36,101,279
Electric Utilities	—	16,571,509	—	16,571,509
Electrical Equipment	—	7,932,307	—	7,932,307
Electronic Equipment, Instruments & Components	—	4,328,510	—	4,328,510
Energy Equipment & Services	379,494	400,922	—	780,416
Food & Staples Retailing	1,269,585	16,538,766	—	17,808,351

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food Products	$141,969	$9,997,279	$—	$10,139,248
Health Care Providers & Services	—	887,251	—	887,251
Hotels, Restaurants & Leisure	623,601	12,010,284	—	12,633,885
Household Durables	—	22,302,066	—	22,302,066
Household Products	—	2,554,589	—	2,554,589
Independent Power and Renewable Electricity Producers	262,746	214,073	—	476,819
Industrial Conglomerates	462,631	10,558,642	—	11,021,273
Information Technology Services	—	4,914,333	—	4,914,333
Insurance	8,019,857	77,376,470	—	85,396,327
Leisure Products	—	594,723	—	594,723
Life Sciences Tools & Services	—	1,523,434	—	1,523,434
Machinery	—	8,597,415	—	8,597,415
Marine	—	4,299,648	—	4,299,648
Media	39,110	5,071,175	—	5,110,285
Metals & Mining	5,826,226	32,601,095	—	38,427,321
Multiline Retail	980,551	1,381,652	—	2,362,203
Multi-Utilities	—	18,660,123	—	18,660,123
Oil, Gas & Consumable Fuels	47,212,395	50,212,633	—	97,425,028
Paper & Forest Products	—	10,092,302	—	10,092,302
Pharmaceuticals	619,592	53,898,216	—	54,517,808
Professional Services	—	2,960,553	—	2,960,553
Real Estate Investment Trusts (REITs)	—	5,125,422	—	5,125,422
Real Estate Management & Development	—	28,539,390	—	28,539,390
Road & Rail	—	4,452,935	—	4,452,935
Semiconductors & Semiconductor Equipment	—	4,570,032	—	4,570,032
Specialty Retail	—	6,364,501	—	6,364,501
Technology Hardware, Storage & Peripherals	330,773	9,902,326	—	10,233,099
Textiles, Apparel & Luxury Goods	—	6,156,632	—	6,156,632
Thrifts & Mortgage Finance	112,027	—	—	112,027
Tobacco	—	8,392,738	—	8,392,738
Trading Companies & Distributors	—	26,644,063	—	26,644,063
Transportation Infrastructure	121,330	1,330,190	—	1,451,520
Wireless Telecommunication Services	6,762,461	28,459,300	—	35,221,761

Total Common Stocks	$107,335,564	$891,786,868	$—	$999,122,432

Forward Foreign Currency Contracts	—	1,076,009	—	1,076,009
Futures Contracts	12,449	—	—	12,449
Preferred Stocks
Automobiles	—	2,891,350	—	2,891,350
Banks	3,275,404	—	—	3,275,404

Total Preferred Stocks	$3,275,404	$2,891,350	$—	$6,166,754

Repurchase Agreements	—	79,952,514	—	79,952,514

Total Assets	$110,623,417	$975,706,741	$—	$1,086,330,158

Liabilities:
Forward Foreign Currency Contracts	—	(3,249,948)	—	(3,249,948)

Total Liabilities	$—	$(3,249,948)	$—	$(3,249,948)

Total	$110,623,417	$972,456,793	$—	$1,083,080,210

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Total
Balance as of 12/31/14	$21,223	$21,223
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	(21,223)	(21,223)
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/15	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and financial futures contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$12,449

Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	1,076,009

Total		$1,088,458

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(3,249,948)

Total		$(3,249,948)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 98.8%

	Shares	Market Value
Aerospace & Defense 2.9%
General Dynamics Corp.	26,482	$3,653,192
Honeywell International, Inc.	155,827	14,755,259
Northrop Grumman Corp.	25,600	4,248,320
Textron, Inc.	118,869	4,474,229
United Technologies Corp.	200,167	17,812,861

		44,943,861

Air Freight & Logistics 1.3%
FedEx Corp.	66,164	9,526,293
United Parcel Service, Inc., Class B(a)	112,646	11,117,034

		20,643,327

Airlines 1.3%
Copa Holdings SA, Class A(a)	74,310	3,115,819
Delta Air Lines, Inc.	282,644	12,682,236
United Continental Holdings, Inc.*	97,381	5,166,062

		20,964,117

Auto Components 0.3%
Lear Corp.(a)	44,337	4,822,979

Automobiles 0.5%
General Motors Co.	125,801	3,776,546
Tesla Motors, Inc.*(a)	15,750	3,912,300

		7,688,846

Banks 1.0%
JPMorgan Chase & Co.	265,839	16,208,204

Beverages 1.5%
Coca-Cola Co. (The)	91,857	3,685,303
PepsiCo, Inc.	209,963	19,799,511

		23,484,814

Biotechnology 6.3%
Alexion Pharmaceuticals, Inc.*	97,840	15,301,198
Biogen, Inc.*	11,655	3,401,046
BioMarin Pharmaceutical, Inc.*	79,970	8,422,440
Celgene Corp.*	219,385	23,730,875
Gilead Sciences, Inc.	388,500	38,146,815
Regeneron Pharmaceuticals, Inc.*	6,075	2,825,725
Vertex Pharmaceuticals, Inc.*	56,575	5,891,721

		97,719,820

Building Products 0.2%
Owens Corning, Inc.	92,900	3,893,439

Capital Markets 0.2%
Morgan Stanley	106,600	3,357,900

Chemicals 3.9%
Ashland, Inc.	114,869	11,558,119
Ecolab, Inc.(a)	66,450	7,290,894
FMC Corp.(a)	59,593	2,020,799
LyondellBasell Industries NV, Class A	86,513	7,211,724
Monsanto Co.	193,669	16,527,712
PPG Industries, Inc.	71,100	6,234,759
Sherwin-Williams Co. (The)	47,466	10,574,475

		61,418,482

Communications Equipment 0.9%
Cisco Systems, Inc.	125,362	3,290,752
QUALCOMM, Inc.	202,657	10,888,761

		14,179,513

Consumer Finance 1.2%
Capital One Financial Corp.	191,377	13,878,660
Discover Financial Services(a)	97,659	5,077,291

		18,955,951

Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	186,422	8,111,221

Electrical Equipment 0.1%
Regal Beloit Corp.	18,508	1,044,777

Electronic Equipment, Instruments & Components 0.2%
Keysight Technologies, Inc.*	79,005	2,436,514

Energy Equipment & Services 0.5%
Cameron International Corp.*	49,187	3,016,147
Halliburton Co.	125,537	4,437,733

		7,453,880

Food & Staples Retailing 2.5%
Costco Wholesale Corp.(a)	48,200	6,968,274
CVS Health Corp.	326,425	31,493,484

		38,461,758

Food Products 2.5%
Archer-Daniels-Midland Co.	97,474	4,040,297
Bunge Ltd.	59,909	4,391,330
General Mills, Inc.(a)	118,684	6,661,733
Kellogg Co.	114,127	7,595,152
Mondelez International, Inc., Class A	237,585	9,947,684
Tyson Foods, Inc., Class A	133,011	5,732,774

		38,368,970

Health Care Equipment & Supplies 2.7%
Boston Scientific Corp.*	385,200	6,321,132
DexCom, Inc.*(a)	57,795	4,962,279
Edwards Lifesciences Corp.*	61,127	8,690,426
Hologic, Inc.*	138,866	5,433,826
Medtronic PLC	240,614	16,106,701

		41,514,364

Health Care Providers & Services 4.4%
Centene Corp.*(a)	70,099	3,801,469
Community Health Systems, Inc.*	104,550	4,471,603
Envision Healthcare Holdings, Inc.*(a)	166,850	6,138,411
Express Scripts Holding Co.*	83,704	6,776,676
HCA Holdings, Inc.*	60,502	4,680,435
McKesson Corp.	84,424	15,620,973
Molina Healthcare, Inc.*(a)	36,862	2,537,949
UnitedHealth Group, Inc.	218,850	25,388,788

		69,416,304

Hotels, Restaurants & Leisure 3.5%
Brinker International, Inc.(a)	94,286	4,966,044
Carnival Corp.	85,614	4,255,016
Chipotle Mexican Grill, Inc.*	10,650	7,670,662
Domino’s Pizza, Inc.	33,858	3,653,617
Hilton Worldwide Holdings, Inc.(a)	333,600	7,652,784
McDonald’s Corp.	91,644	9,029,683
Starbucks Corp.(a)	172,900	9,827,636
Yum! Brands, Inc.	86,800	6,939,660

		53,995,102

Household Products 0.3%
Colgate-Palmolive Co.(a)	65,824	4,177,191

Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	213,309	2,088,295

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Industrial Conglomerates 0.9%
Danaher Corp.	93,800	$7,992,698
Roper Technologies, Inc.(a)	34,643	5,428,558

		13,421,256

Information Technology Services 6.4%
Accenture PLC, Class A	65,882	6,473,565
Alliance Data Systems Corp.*	29,000	7,510,420
Cognizant Technology Solutions Corp., Class A*	127,316	7,971,255
EPAM Systems, Inc.*(a)	15,286	1,139,113
Fidelity National Information Services, Inc.	194,273	13,031,833
FleetCor Technologies, Inc.*(a)	48,151	6,626,540
MasterCard, Inc., Class A	130,300	11,742,636
PayPal Holdings, Inc.*	395,880	12,288,115
Visa, Inc., Class A	480,136	33,446,274

		100,229,751

Insurance 0.5%
MetLife, Inc.	56,126	2,646,341
Prudential Financial, Inc.	70,608	5,381,036

		8,027,377

Internet & Catalog Retail 4.6%
Amazon.com, Inc.*	72,245	36,981,493
Ctrip.com International Ltd.,ADR-CN*(a)	83,350	5,266,053
Expedia, Inc.	40,076	4,716,144
Netflix, Inc.*	44,085	4,552,217
Priceline Group, Inc. (The)*	16,034	19,831,813

		71,347,720

Internet Software & Services 8.7%
Alibaba Group Holding Ltd.,ADR-CN*(a)	75,050	4,425,698
CoStar Group, Inc.*(a)	27,815	4,813,664
eBay, Inc.*	186,880	4,567,347
Facebook, Inc., Class A*	380,194	34,179,441
Google, Inc., Class A*	60,895	38,873,541
Google, Inc., Class C*	62,874	38,253,799
LinkedIn Corp., Class A*(a)	54,705	10,401,062

		135,514,552

Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	140,831	4,834,728
Quintiles Transnational Holdings, Inc.*(a)	118,500	8,244,045
Thermo Fisher Scientific, Inc.(a)	109,313	13,366,794

		26,445,567

Machinery 0.2%
Caterpillar, Inc.(a)	44,738	2,924,076

Media 3.6%
Charter Communications, Inc., Class A*(a)	30,406	5,346,895
Comcast Corp., Class A	160,671	9,138,966
Liberty Global PLC, Series C*	124,100	5,090,582
Omnicom Group, Inc.(a)	96,431	6,354,803
Time Warner Cable, Inc.	22,283	3,996,902
Twenty-First Century Fox, Inc., Class A	212,200	5,725,156
Viacom, Inc., Class B	175,163	7,558,283
Walt Disney Co. (The)(a)	128,943	13,177,975

		56,389,562

Metals & Mining 0.1%
Freeport-McMoRan, Inc.(a)	169,024	1,637,843

Multiline Retail 0.6%
Dollar General Corp.	71,250	5,161,350
Kohl’s Corp.	89,524	4,145,856

		9,307,206

Oil, Gas & Consumable Fuels 0.8%
Apache Corp.(a)	96,648	3,784,736
Marathon Petroleum Corp.	84,460	3,913,032
Occidental Petroleum Corp.	62,237	4,116,977

		11,814,745

Pharmaceuticals 4.0%
Allergan PLC*	28,900	7,855,309
Bristol-Myers Squibb Co.	309,751	18,337,259
Eli Lilly & Co.	101,656	8,507,591
Merck & Co., Inc.	294,781	14,559,234
Pfizer, Inc.	155,485	4,883,784
Valeant Pharmaceuticals International, Inc.*	49,830	8,888,675

		63,031,852

Real Estate Investment Trusts (REITs) 1.3%
American Tower Corp.	176,616	15,538,675
Extra Space Storage, Inc.	55,436	4,277,442

		19,816,117

Real Estate Management & Development 0.1%
Realogy Holdings Corp.*	61,548	2,316,051

Road & Rail 0.8%
Union Pacific Corp.	134,605	11,900,428

Semiconductors & Semiconductor Equipment 1.8%
Analog Devices, Inc.(a)	177,700	10,024,057
Avago Technologies Ltd.	105,151	13,144,927
Broadcom Corp., Class A	83,538	4,296,359

		27,465,343

Software 6.7%
Activision Blizzard, Inc.(a)	285,850	8,829,907
Adobe Systems, Inc.*	165,400	13,599,188
Aspen Technology, Inc.*(a)	135,291	5,128,882
Electronic Arts, Inc.*	106,838	7,238,275
Intuit, Inc.	152,260	13,513,075
Microsoft Corp.	114,926	5,086,625
Mobileye NV*(a)	144,400	6,567,312
Oracle Corp.	313,653	11,329,146
salesforce.com, Inc.*	155,450	10,792,893
ServiceNow, Inc.*(a)	62,100	4,312,845
SolarWinds, Inc.*	197,055	7,732,438
Splunk, Inc.*(a)	52,500	2,905,875
Tableau Software, Inc., Class A*	42,139	3,361,849
Workday, Inc., Class A*(a)	52,300	3,601,378

		103,999,688

Specialty Retail 6.0%
American Eagle Outfitters, Inc.(a)	329,836	5,155,337
AutoZone, Inc.*	23,928	17,319,804
Best Buy Co., Inc.(a)	160,846	5,970,603
Dick’s Sporting Goods, Inc.	42,329	2,099,942
GameStop Corp., Class A(a)	41,770	1,721,342
Home Depot, Inc. (The)	283,275	32,715,430
L Brands, Inc.(a)	51,900	4,677,747
Ross Stores, Inc.	56,220	2,724,983

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
TJX Cos., Inc. (The)	215,890	$15,418,864
Ulta Salon Cosmetics & Fragrance, Inc.*	39,130	6,391,885

		94,195,937

Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	852,462	94,026,559
NCR Corp.*	253,271	5,761,915
Western Digital Corp.	37,255	2,959,537

		102,748,011

Textiles, Apparel & Luxury Goods 2.3%
lululemon athletica, Inc.*(a)	82,450	4,176,092
NIKE, Inc., Class B(a)	205,319	25,248,077
Skechers U.S.A., Inc., Class A*(a)	20,469	2,744,484
Under Armour, Inc., Class A*(a)	31,800	3,077,604

		35,246,257

Tobacco 1.8%
Altria Group, Inc.	97,119	5,283,274
Philip Morris International, Inc.(a)	294,765	23,383,707

		28,666,981

Wireless Telecommunication Services 0.5%
SBA Communications Corp., Class A*(a)	79,500	8,326,830

Total Common Stocks (cost $1,298,077,155)		1,540,122,779

Repurchase Agreements 1.3%

	Principal Amount
Barclays Capital, Inc., 0.06%, dated 09/29/15, due 10/06/15, repurchase price $4,000,047, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 5.25%, maturing 11/15/15 - 05/15/44; total market value $4,080,001. (b)	$4,000,000	4,000,000
Barclays Capital, Inc., 0.07%, dated 09/24/15, due 10/01/15, repurchase price $1,000,014, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.00%, maturing 10/15/15 - 02/15/45; total market value $1,020,000. (b)	1,000,000	1,000,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $10,000,033, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $10,200,001. (b)	10,000,000	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $5,408,868, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $5,517,028. (b)	5,408,850	5,408,850

Total Repurchase Agreements (cost $20,408,850)		20,408,850

Total Investments (cost $1,318,486,005) (c) — 100.1%		1,560,531,629
Liabilities in excess of other assets — (0.1%)		(2,267,670)

NET ASSETS — 100.0%		$1,558,263,959

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $171,802,662, which was collateralized by repurchase agreements with a value of $20,408,850 and $152,655,070 of collateral in form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.88% and maturity dates ranging from 10/08/15 - 11/15/44 a total value of $173,063,920.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $20,408,850.
(c)	At September 30, 2015, the tax basis cost of the Fund’s investments was $1,320,769,733, tax unrealized appreciation and depreciation were $314,901,699 and $(75,139,803), respectively.

ADR	American Depositary Receipt
CN	China
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,540,122,779	$—	$—	$1,540,122,779
Repurchase Agreements	—	20,408,850	—	20,408,850

Total	$1,540,122,779	$20,408,850	$—	$1,560,531,629

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 99.1%

	Shares	Market Value
BERMUDA 1.0%
Insurance 1.0%
Assured Guaranty Ltd.	117,759	$2,943,975
Everest Re Group Ltd.(a)	37,536	6,506,490
Validus Holdings Ltd.	170,891	7,702,058

		17,152,523

CANADA 0.8%
Media 0.3%
Quebecor, Inc., Class B	272,378	5,961,904

Oil, Gas & Consumable Fuels 0.5%
Canadian Natural Resources Ltd.(a)	396,508	7,712,081

		13,673,985

HONG KONG 0.1%
Hotels, Restaurants & Leisure 0.1%
Melco Crown Entertainment Ltd., ADR(a)	175,300	2,412,128

IRELAND 0.2%
Pharmaceuticals 0.2%
Perrigo Co. PLC	19,900	3,129,673

MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Sands China Ltd.	2,400	920
Sands China Ltd.	886,400	2,692,405

		2,693,325

NETHERLANDS 0.1%
Metals & Mining 0.1%
Constellium NV, Class A*	322,337	1,953,362

SINGAPORE 0.4%
Semiconductors & Semiconductor Equipment 0.4%
Avago Technologies Ltd.	58,159	7,270,457

SOUTH KOREA 0.3%
Technology Hardware, Storage & Peripherals 0.3%
Samsung Electronics Co., Ltd.	5,745	5,512,062

SWEDEN 0.6%
Household Durables 0.4%
Electrolux AB Series B	253,578	7,165,307

Machinery 0.2%
Sandvik AB	376,345	3,205,843

		10,371,150

SWITZERLAND 0.5%
Insurance 0.3%
ACE Ltd.	54,847	5,671,180

Machinery 0.2%
Sulzer AG REG	35,059	3,435,295

		9,106,475

UNITED KINGDOM 2.3%
Beverages 0.2%
Diageo PLC	109,648	2,945,904

Machinery 0.1%
Pentair PLC(a)	34,678	1,769,965

Media 0.8%
Markit Ltd.*	297,300	8,621,700
Sky PLC	377,322	5,969,626

		14,591,326

Metals & Mining 0.2%
Rio Tinto PLC, ADR(a)	107,065	3,620,938

Pharmaceuticals 0.5%
AstraZeneca PLC, ADR	283,270	9,013,651

Tobacco 0.5%
Imperial Tobacco Group PLC	167,664	8,668,031

		40,609,815

UNITED STATES 92.6%
Aerospace & Defense 3.5%
General Dynamics Corp.	26,896	3,710,303
Honeywell International, Inc.	83,575	7,913,717
Northrop Grumman Corp.	106,311	17,642,311
Orbital ATK, Inc.	35,100	2,522,637
Raytheon Co.	150,243	16,415,550
United Technologies Corp.	149,174	13,274,994

		61,479,512

Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	92,247	9,103,856

Airlines 0.6%
Delta Air Lines, Inc.	214,012	9,602,718

Auto Components 0.8%
Goodyear Tire & Rubber Co. (The)(a)	155,121	4,549,699
Johnson Controls, Inc.	151,472	6,264,881
Lear Corp.(a)	30,379	3,304,628

		14,119,208

Banks 10.5%
Bank of America Corp.	272,877	4,251,424
Citigroup, Inc.	936,594	46,464,427
Fifth Third Bancorp(a)	534,126	10,100,323
JPMorgan Chase & Co.	1,021,711	62,293,719
M&T Bank Corp.(a)	40,200	4,902,390
PNC Financial Services Group, Inc. (The)(a)	352,660	31,457,272
Wells Fargo & Co.	467,711	24,016,960

		183,486,515

Beverages 1.3%
Molson Coors Brewing Co., Class B	108,157	8,979,194
PepsiCo, Inc.(a)	150,994	14,238,734

		23,217,928

Biotechnology 0.6%
Biogen, Inc.*	32,890	9,597,631

Building Products 0.2%
Owens Corning, Inc.(a)	92,402	3,872,568

Capital Markets 3.1%
Charles Schwab Corp. (The)	232,065	6,627,776
E*TRADE Financial Corp.*	253,410	6,672,285
Goldman Sachs Group, Inc. (The)	86,125	14,965,080
Morgan Stanley	329,613	10,382,810
Raymond James Financial, Inc.(a)	198,647	9,858,851
TD Ameritrade Holding Corp.(a)	162,926	5,187,564

		53,694,366

Chemicals 1.7%
Cabot Corp.	125,774	3,969,427
Celanese Corp. Series A	121,317	7,178,328
CF Industries Holdings, Inc.	95,687	4,296,346
Chemours Co. (The)	373,300	2,415,251
Huntsman Corp.	284,534	2,757,134
LyondellBasell Industries NV, Class A	79,442	6,622,285

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Chemicals (continued)
Mosaic Co. (The)	82,855	$2,577,619

		29,816,390

Commercial Services & Supplies 0.2%
Republic Services, Inc.	66,254	2,729,665

Communications Equipment 3.8%
ARRIS Group, Inc.*(a)	470,051	12,207,224
Cisco Systems, Inc.	2,027,242	53,215,103

		65,422,327

Construction Materials 0.6%
Vulcan Materials Co.(a)	125,194	11,167,305

Consumer Finance 1.0%
Capital One Financial Corp.	124,328	9,016,267
Discover Financial Services	150,405	7,819,556

		16,835,823

Containers & Packaging 0.9%
Bemis Co., Inc.	99,400	3,933,258
Crown Holdings, Inc.*	67,398	3,083,459
Graphic Packaging Holding Co.	314,531	4,022,851
Packaging Corp. of America	85,237	5,127,858

		16,167,426

Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B*	138,313	18,036,016
Leucadia National Corp.(a)	126,974	2,572,493
Voya Financial, Inc.	264,512	10,255,130

		30,863,639

Diversified Telecommunication Services 2.5%
AT&T, Inc.(a)	617,988	20,134,049
Frontier Communications Corp.(a)	781,956	3,714,291
Verizon Communications, Inc.(a)	453,666	19,739,008

		43,587,348

Electric Utilities 3.0%
American Electric Power Co., Inc.	149,495	8,500,286
Edison International(a)	234,785	14,807,890
Exelon Corp.	535,191	15,895,172
OGE Energy Corp.	235,900	6,454,224
PPL Corp.(a)	64,529	2,122,359
Xcel Energy, Inc.(a)	134,143	4,750,004

		52,529,935

Electrical Equipment 0.8%
Eaton Corp. PLC	180,654	9,267,550
Generac Holdings, Inc.*(a)	154,169	4,638,945

		13,906,495

Electronic Equipment, Instruments & Components 0.1%
IPG Photonics Corp.*	29,060	2,207,688

Energy Equipment & Services 2.2%
Baker Hughes, Inc.	93,917	4,887,441
Halliburton Co.	419,941	14,844,914
Helmerich & Payne, Inc.(a)	101,570	4,800,198
National Oilwell Varco, Inc.	101,355	3,816,016
Schlumberger Ltd.	132,755	9,156,112

		37,504,681

Food & Staples Retailing 0.8%
CVS Health Corp.	106,325	10,258,236
Rite Aid Corp.*(a)	476,324	2,891,287

		13,149,523

Food Products 2.3%
ConAgra Foods, Inc.	147,626	5,980,329
Ingredion, Inc.	163,539	14,278,590
Kellogg Co.(a)	109,124	7,262,202
Mondelez International, Inc., Class A	126,450	5,294,462
Tyson Foods, Inc., Class A	155,413	6,698,300

		39,513,883

Health Care Equipment & Supplies 0.9%
Abbott Laboratories	183,564	7,382,944
Boston Scientific Corp.*	251,029	4,119,386
Stryker Corp.(a)	51,576	4,853,302

		16,355,632

Health Care Providers & Services 1.7%
Anthem, Inc.	29,559	4,138,260
Cardinal Health, Inc.	84,036	6,455,646
Community Health Systems, Inc.*	98,023	4,192,444
Express Scripts Holding Co.*	50,144	4,059,658
HCA Holdings, Inc.*	82,124	6,353,113
UnitedHealth Group, Inc.	43,241	5,016,388

		30,215,509

Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	194,510	9,667,147
Las Vegas Sands Corp.	229,338	8,707,964
Royal Caribbean Cruises Ltd.	69,321	6,175,808

		24,550,919

Household Products 0.6%
Procter & Gamble Co. (The)	145,287	10,451,947

Independent Power and Renewable Electricity Producers 0.4%
AES Corp. (The)(a)	477,043	4,670,251
NRG Energy, Inc.	213,238	3,166,584

		7,836,835

Industrial Conglomerates 2.1%
General Electric Co.	1,428,344	36,022,836

Information Technology Services 0.4%
Cognizant Technology Solutions Corp., Class A*	118,748	7,434,812

Insurance 7.9%
American International Group, Inc.	562,941	31,986,308
Arthur J. Gallagher & Co.	222,866	9,199,908
FNF Group	112,777	4,000,200
Hartford Financial Services Group, Inc. (The)(a)	165,240	7,564,687
MetLife, Inc.	704,875	33,234,857
Principal Financial Group, Inc.	262,891	12,445,260
Prudential Financial, Inc.(a)	258,240	19,680,470
Torchmark Corp.	182,508	10,293,451
Unum Group	306,304	9,826,232

		138,231,373

Internet & Catalog Retail 0.2%
Liberty Interactive Corp. QVC Group Series A*	100,399	2,633,466

Internet Software & Services 1.3%
Google, Inc., Class A*	36,852	23,525,211

Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.	64,646	7,904,913

Machinery 0.3%
Cummins, Inc.	44,777	4,861,887

Media 1.1%
CBS Corp. Non-Voting Shares, Class B	66,037	2,634,876
Comcast Corp., Class A	135,515	7,708,093
Interpublic Group of Cos., Inc. (The)(a)	352,983	6,752,565

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Media (continued)
Viacom, Inc., Class B	63,061	$2,721,082

		19,816,616

Metals & Mining 1.0%
Newmont Mining Corp.	179,043	2,877,221
Reliance Steel & Aluminum Co.	254,542	13,747,813

		16,625,034

Multiline Retail 0.4%
Kohl’s Corp.	90,201	4,177,209
Target Corp.	37,064	2,915,454

		7,092,663

Multi-Utilities 1.0%
PG&E Corp.	274,967	14,518,258
Sempra Energy	37,461	3,623,228

		18,141,486

Oil, Gas & Consumable Fuels 8.8%
Anadarko Petroleum Corp.	137,420	8,298,794
Chevron Corp.	34,347	2,709,291
Cobalt International Energy, Inc.*(a)	589,246	4,171,862
Diamondback Energy, Inc.*(a)	116,149	7,503,225
EOG Resources, Inc.	264,938	19,287,486
Exxon Mobil Corp.	159,698	11,873,546
Hess Corp.	87,447	4,377,597
HollyFrontier Corp.	146,149	7,137,917
Marathon Oil Corp.	305,600	4,706,240
Marathon Petroleum Corp.	136,833	6,339,473
Occidental Petroleum Corp.	495,544	32,780,236
Phillips 66	152,863	11,745,993
Pioneer Natural Resources Co.	53,943	6,561,627
QEP Resources, Inc.	247,082	3,095,937
Southwestern Energy Co.*	649,522	8,242,434
Valero Energy Corp.	126,732	7,616,593
Whiting Petroleum Corp.*	113,763	1,737,161
WPX Energy, Inc.*(a)	716,107	4,740,628

		152,926,040

Paper & Forest Products 0.2%
Louisiana-Pacific Corp.*	290,400	4,135,296

Pharmaceuticals 6.9%
AbbVie, Inc.	67,559	3,675,885
Bristol-Myers Squibb Co.	378,814	22,425,789
Eli Lilly & Co.	102,346	8,565,337
Johnson & Johnson	83,298	7,775,868
Merck & Co., Inc.	971,029	47,959,122
Mylan NV*	209,476	8,433,504
Pfizer, Inc.	692,133	21,739,898

		120,575,403

Real Estate Investment Trusts (REITs) 3.9%
American Tower Corp.	130,075	11,443,998
AvalonBay Communities, Inc.	47,786	8,353,949
Boston Properties, Inc.	30,100	3,563,840
Columbia Property Trust, Inc.	352,094	8,168,581
Communications Sales & Leasing, Inc.	197,548	3,536,109
Equity LifeStyle Properties, Inc.	85,263	4,993,854
Host Hotels & Resorts, Inc.	235,100	3,716,931
New Residential Investment Corp.	284,877	3,731,889
Public Storage	32,129	6,799,460
SL Green Realty Corp.	33,100	3,580,096
Weyerhaeuser Co.	166,986	4,565,397
WP GLIMCHER, Inc.	430,439	5,018,919

		67,473,023

Real Estate Management & Development 0.3%
Realogy Holdings Corp.*	123,997	4,666,007

Road & Rail 0.5%
Genesee & Wyoming, Inc., Class A*(a)	101,500	5,996,620
Union Pacific Corp.	36,470	3,224,313

		9,220,933

Semiconductors & Semiconductor Equipment 2.5%
Applied Materials, Inc.	367,648	5,400,749
Broadcom Corp., Class A	131,499	6,762,994
Intel Corp.	86,536	2,608,195
Maxim Integrated Products, Inc.	193,262	6,454,951
Microchip Technology, Inc.(a)	106,427	4,585,939
Micron Technology, Inc.*	146,846	2,199,753
Synaptics, Inc.*	100,500	8,287,230
Texas Instruments, Inc.	133,750	6,623,300

		42,923,111

Software 1.4%
Citrix Systems, Inc.*	39,301	2,722,773
Electronic Arts, Inc.*	81,277	5,506,517
Microsoft Corp.	45,677	2,021,664
Oracle Corp.	375,016	13,545,578

		23,796,532

Specialty Retail 0.9%
American Eagle Outfitters, Inc.(a)	225,024	3,517,125
AutoZone, Inc.*	10,654	7,711,685
Best Buy Co., Inc.	56,892	2,111,831
Staples, Inc.	206,268	2,419,524

		15,760,165

Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc.	55,008	6,067,382
EMC Corp.	449,084	10,849,870
Hewlett-Packard Co.	127,728	3,271,114
Western Digital Corp.	106,700	8,476,248

		28,664,614

Textiles, Apparel & Luxury Goods 0.6%
PVH Corp.	40,280	4,106,143
Ralph Lauren Corp.	49,500	5,848,920

		9,955,063

Tobacco 0.4%
Altria Group, Inc.	66,313	3,607,427
Philip Morris International, Inc.	44,597	3,537,880

		7,145,307

Trading Companies & Distributors 0.3%
WESCO International, Inc.*(a)	112,921	5,247,439

Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.*	146,600	5,836,146

		1,613,602,648

Total Common Stocks (cost $1,744,555,164)		1,727,487,603

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Exchange Traded Fund 0.1%

	Shares	Market Value
UNITED STATES 0.1%
iShares Russell 1000 Value ETF(a)	16,609	$1,549,288

Total Exchange Traded Fund (cost $1,539,453)		1,549,288

Repurchase Agreements 1.6%

	Principal Amount
Barclays Capital, Inc., 0.06%, dated 09/29/15, due 10/06/15, repurchase price $10,000,117, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 5.25%, maturing 11/15/15 - 05/15/44; total market value $10,200,002. (b)	$10,000,000	10,000,000
Barclays Capital, Inc., 0.07%, dated 09/24/15, due 10/01/15, repurchase price $2,000,027, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.00%, maturing 10/15/15 - 02/15/45; total market value $2,040,001. (b)	2,000,000	2,000,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $12,000,040, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $12,240,001. (b)	12,000,000	12,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $4,284,697, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $4,370,377. (b)	4,284,683	4,284,683

Total Repurchase Agreements (cost $28,284,683)		28,284,683

Total Investments (cost $1,774,379,300) (c) — 100.8%		1,757,321,574
Liabilities in excess of other assets — (0.8)%		(14,404,128)

NET ASSETS — 100.0%		$1,742,917,446

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $108,543,077, which was collateralized by repurchase agreements with a value of $28,284,683 and $81,196,507 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 7.88%, and maturity dates ranging from 10/08/15 - 11/15/44, a total market value of $109,481,190.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $28,284,683.
(c)	At September 30, 2015, the tax basis cost of the Fund’s investments was $1,779,315,878, tax unrealized appreciation and depreciation were $159,203,060 and $(181,197,364), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
ETF	Exchange Traded Fund
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

At September 30, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	JPMorgan Chase Bank	12/16/15	(6,485,000)	$(9,957,928)	$(9,807,167)	$150,761
Euro	JPMorgan Chase Bank	12/16/15	(12,150,000)	(13,653,259)	(13,594,423)	58,836

Total Short Contracts				$(23,611,187)	$(23,401,590)	$209,597

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Euro	JPMorgan Chase Bank	12/16/15	12,150,000	$13,611,159	$13,594,422	$(16,737)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$61,479,512	$—	$—	$61,479,512
Air Freight & Logistics	9,103,856	—	—	9,103,856
Airlines	9,602,718	—	—	9,602,718
Auto Components	14,119,208	—	—	14,119,208
Banks	183,486,515	—	—	183,486,515
Beverages	23,217,928	2,945,904	—	26,163,832
Biotechnology	9,597,631	—	—	9,597,631
Building Products	3,872,568	—	—	3,872,568
Capital Markets	53,694,366	—	—	53,694,366
Chemicals	29,816,390	—	—	29,816,390
Commercial Services & Supplies	2,729,665	—	—	2,729,665
Communications Equipment	65,422,327	—	—	65,422,327
Construction Materials	11,167,305	—	—	11,167,305
Consumer Finance	16,835,823	—	—	16,835,823
Containers & Packaging	16,167,426	—	—	16,167,426
Diversified Financial Services	30,863,639	—	—	30,863,639
Diversified Telecommunication Services	43,587,348	—	—	43,587,348
Electric Utilities	52,529,935	—	—	52,529,935
Electrical Equipment	13,906,495	—	—	13,906,495
Electronic Equipment, Instruments & Components	2,207,688	—	—	2,207,688
Energy Equipment & Services	37,504,681	—	—	37,504,681
Food & Staples Retailing	13,149,523	—	—	13,149,523
Food Products	39,513,883	—	—	39,513,883
Health Care Equipment & Supplies	16,355,632	—	—	16,355,632
Health Care Providers & Services	30,215,509	—	—	30,215,509
Hotels, Restaurants & Leisure	26,963,967	2,692,405	—	29,656,372
Household Durables	—	7,165,307	—	7,165,307

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Household Products	$10,451,947	$—	$—	$10,451,947
Independent Power and Renewable Electricity Producers	7,836,835	—	—	7,836,835
Industrial Conglomerates	36,022,836	—	—	36,022,836
Information Technology Services	7,434,812	—	—	7,434,812
Insurance	161,055,076	—	—	161,055,076
Internet & Catalog Retail	2,633,466	—	—	2,633,466
Internet Software & Services	23,525,211	—	—	23,525,211
Life Sciences Tools & Services	7,904,913	—	—	7,904,913
Machinery	6,631,852	6,641,138	—	13,272,990
Media	34,400,220	5,969,626	—	40,369,846
Metals & Mining	22,199,334	—	—	22,199,334
Multiline Retail	7,092,663	—	—	7,092,663
Multi-Utilities	18,141,486	—	—	18,141,486
Oil, Gas & Consumable Fuels	160,638,121	—	—	160,638,121
Paper & Forest Products	4,135,296	—	—	4,135,296
Pharmaceuticals	132,718,727	—	—	132,718,727
Real Estate Investment Trusts (REITs)	67,473,023	—	—	67,473,023
Real Estate Management & Development	4,666,007	—	—	4,666,007
Road & Rail	9,220,933	—	—	9,220,933
Semiconductors & Semiconductor Equipment	50,193,568	—	—	50,193,568
Software	23,796,532	—	—	23,796,532
Specialty Retail	15,760,165	—	—	15,760,165
Technology Hardware, Storage & Peripherals	28,664,614	5,512,062	—	34,176,676
Textiles, Apparel & Luxury Goods	9,955,063	—	—	9,955,063
Tobacco	7,145,307	8,668,031	—	15,813,338
Trading Companies & Distributors	5,247,439	—	—	5,247,439
Wireless Telecommunication Services	5,836,146	—	—	5,836,146

Total Common Stocks	$1,687,893,130	$39,594,473	$—	$1,727,487,603

Exchange Traded Fund	1,549,288	—	—	1,549,288
Forward Foreign Currency Contracts	—	209,597	—	209,597
Repurchase Agreements	—	28,284,683	—	28,284,683

Total Assets	$1,689,442,418	$68,088,753	$—	$1,757,531,171

Liabilities:
Forward Foreign Currency Contracts	—	(16,737)	—	(16,737)

Total Liabilities	$—	$(16,737)	$—	$(16,737)

Total	$1,689,442,418	$68,072,016	$—	$1,757,514,434

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2015

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$209,597

Total		$209,597

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(16,737)

Total		$(16,737)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 97.5%

	Shares	Market Value
BERMUDA 0.4%
Specialty Retail 0.4%
Signet Jewelers Ltd.	26,000	$3,539,380

CANADA 0.8%
Textiles, Apparel & Luxury Goods 0.8%
lululemon athletica, Inc.*(a)	139,898	7,085,834

CHINA 0.3%
Internet & Catalog Retail 0.3%
Vipshop Holdings Ltd., ADR*(a)	136,500	2,293,200

IRELAND 2.6%
Biotechnology 0.3%
Alkermes PLC*(a)	50,000	2,933,500

Building Products 0.8%
Allegion PLC	122,100	7,040,286

Pharmaceuticals 0.9%
Endo International PLC*(a)	65,000	4,503,200
Jazz Pharmaceuticals PLC*	20,000	2,656,200

		7,159,400

Software 0.6%
Fleetmatics Group PLC*(a)	101,850	4,999,817

		22,133,003

ISRAEL 1.2%
Semiconductors & Semiconductor Equipment 0.2%
Tower Semiconductor Ltd.*(a)	113,977	1,466,884

Software 1.0%
CyberArk Software Ltd.*(a)	115,123	5,772,267
Mobileye NV*(a)	60,000	2,728,800

		8,501,067

		9,967,951

NETHERLANDS 0.7%
Semiconductors & Semiconductor Equipment 0.7%
NXP Semiconductors NV*	65,000	5,659,550

SINGAPORE 0.5%
Semiconductors & Semiconductor Equipment 0.5%
Avago Technologies Ltd.	35,000	4,375,350

UNITED KINGDOM 0.2%
Pharmaceuticals 0.2%
GW Pharmaceuticals PLC, ADR*	22,000	2,010,140

UNITED STATES 90.8%
Aerospace & Defense 1.2%
Huntington Ingalls Industries, Inc.	45,300	4,853,895
TASER International, Inc.*(a)	236,600	5,211,115

		10,065,010

Airlines 1.5%
Alaska Air Group, Inc.(a)	110,000	8,739,500
Spirit Airlines, Inc.*	82,400	3,897,520

		12,637,020

Auto Components 0.7%
Gentherm, Inc.*(a)	126,963	5,703,178

Banks 0.5%
SVB Financial Group*	39,000	4,506,060

Beverages 0.7%
Constellation Brands, Inc., Class A	45,000	5,634,450

Biotechnology 5.6%
Alnylam Pharmaceuticals, Inc.*	44,692	3,591,449
AMAG Pharmaceuticals, Inc.*	180,684	7,178,575
BioMarin Pharmaceutical, Inc.*	37,000	3,896,840
Bluebird Bio, Inc.*	23,400	2,001,870
Cepheid*(a)	182,550	8,251,261
Clovis Oncology, Inc.*	75,000	6,897,000
Incyte Corp.*	46,500	5,130,345
Insys Therapeutics, Inc.*(a)	62,500	1,778,750
Medivation, Inc.*	98,316	4,178,430
Novavax, Inc.*(a)	238,104	1,683,395
Ultragenyx Pharmaceutical, Inc.*	31,600	3,043,396

		47,631,311

Building Products 0.7%
A.O. Smith Corp.	93,600	6,101,784

Capital Markets 3.8%
Affiliated Managers Group, Inc.*	32,500	5,557,175
E*TRADE Financial Corp.*	133,500	3,515,055
Evercore Partners, Inc., Class A	93,400	4,692,416
Raymond James Financial, Inc.	188,600	9,360,218
SEI Investments Co.	192,500	9,284,275

		32,409,139

Chemicals 1.2%
Axalta Coating Systems Ltd.*	265,288	6,722,398
Sensient Technologies Corp.	50,000	3,065,000

		9,787,398

Commercial Services & Supplies 0.9%
Stericycle, Inc.*(a)	56,000	7,801,360

Communications Equipment 1.6%
F5 Networks, Inc.*	32,500	3,763,500
Infinera Corp.*(a)	200,000	3,912,000
Palo Alto Networks, Inc.*	32,500	5,590,000

		13,265,500

Construction Materials 0.7%
Vulcan Materials Co.	62,300	5,557,160

Containers & Packaging 0.6%
Packaging Corp. of America	78,000	4,692,480

Distributors 0.6%
LKQ Corp.*	177,500	5,033,900

Diversified Consumer Services 2.5%
Bright Horizons Family Solutions, Inc.*(a)	111,000	7,130,640
Service Corp. International(a)	127,500	3,455,250
ServiceMaster Global Holdings, Inc.*	304,858	10,227,986

		20,813,876

Diversified Financial Services 0.6%
CBOE Holdings, Inc.(a)	72,500	4,863,300

Diversified Telecommunication Services 0.8%
Zayo Group Holdings, Inc.*(a)	275,500	6,986,680

Electrical Equipment 2.1%
Acuity Brands, Inc.	64,900	11,395,142
AMETEK, Inc.(a)	116,500	6,095,280

		17,490,422

Electronic Equipment, Instruments & Components 2.1%
Amphenol Corp., Class A	84,000	4,280,640
CDW Corp.	126,000	5,148,360
Cognex Corp.	114,200	3,925,054

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A*	55,000	$4,210,250

		17,564,304

Food & Staples Retailing 0.3%
Rite Aid Corp.*(a)	468,700	2,845,009

Food Products 1.3%
Mead Johnson Nutrition Co.	27,500	1,936,000
Pinnacle Foods, Inc.	95,000	3,978,600
WhiteWave Foods Co. (The)*	116,500	4,677,475

		10,592,075

Health Care Equipment & Supplies 4.9%
Alere, Inc.*	159,127	7,661,965
Align Technology, Inc.*(a)	129,817	7,368,413
Cooper Cos., Inc. (The)	35,700	5,314,302
DENTSPLY International, Inc.	65,000	3,287,050
DexCom, Inc.*	122,879	10,550,391
NuVasive, Inc.*(a)	45,000	2,169,900
Teleflex, Inc.(a)	40,000	4,968,400

		41,320,421

Health Care Providers & Services 5.0%
Acadia Healthcare Co., Inc.*	100,000	6,627,000
Community Health Systems, Inc.*	110,700	4,734,639
Envision Healthcare Holdings, Inc.*	368,270	13,548,653
HealthEquity, Inc.*	59,694	1,763,958
Quest Diagnostics, Inc.	54,000	3,319,380
Universal Health Services, Inc., Class B	46,500	5,803,665
VCA, Inc.*	125,700	6,618,105

		42,415,400

Hotels, Restaurants & Leisure 3.9%
Aramark(a)	202,500	6,002,100
Bloomin’ Brands, Inc.	120,000	2,181,600
Buffalo Wild Wings, Inc.*	23,000	4,448,890
Dave & Buster’s Entertainment, Inc.*	163,851	6,198,483
Domino’s Pizza, Inc.	33,823	3,649,840
Norwegian Cruise Line Holdings Ltd.*(a)	80,000	4,584,000
Vail Resorts, Inc.	58,812	6,156,440

		33,221,353

Household Durables 2.0%
Harman International Industries, Inc.	40,800	3,916,392
Jarden Corp.*	265,500	12,977,640

		16,894,032

Independent Power and Renewable Electricity Producers 0.3%
Dynegy, Inc.*	115,000	2,377,050

Industrial Conglomerates 1.8%
Carlisle Cos., Inc.	102,100	8,921,498
Roper Technologies, Inc.(a)	40,000	6,268,000

		15,189,498

Information Technology Services 5.5%
Alliance Data Systems Corp.*	25,500	6,603,990
Black Knight Financial Services, Inc., Class A*	105,989	3,449,942
EPAM Systems, Inc.*	98,648	7,351,249
Euronet Worldwide, Inc.*	116,234	8,611,777
Fiserv, Inc.*	46,700	4,044,687
FleetCor Technologies, Inc.*(a)	30,500	4,197,410
Vantiv, Inc., Class A*	169,416	7,610,167
WEX, Inc.*	67,200	5,835,648

		47,704,870

Insurance 0.4%
Assurant, Inc.	47,500	3,752,975

Internet & Catalog Retail 0.4%
Liberty Interactive Corp. QVC Group Series A*	115,000	3,016,450

Internet Software & Services 2.4%
Akamai Technologies, Inc.*(a)	65,000	4,488,900
CoStar Group, Inc.*	78,562	13,595,940
Demandware, Inc.*(a)	50,000	2,584,000

		20,668,840

Leisure Products 0.9%
Brunswick Corp.	91,500	4,381,935
Polaris Industries, Inc.(a)	30,000	3,596,100

		7,978,035

Machinery 2.7%
Milacron Holdings Corp.*	100,000	1,755,000
Proto Labs, Inc.*(a)	42,100	2,820,700
WABCO Holdings, Inc.*	43,429	4,552,662
Wabtec Corp.(a)	158,700	13,973,535

		23,101,897

Media 1.2%
Cinemark Holdings, Inc.	211,900	6,884,631
Starz, Class A*(a)	85,000	3,173,900

		10,058,531

Multiline Retail 1.1%
Burlington Stores, Inc.*	87,500	4,466,000
Dollar Tree, Inc.*	77,000	5,132,820

		9,598,820

Oil, Gas & Consumable Fuels 1.4%
Cabot Oil & Gas Corp.(a)	105,000	2,295,300
Concho Resources, Inc.*	38,000	3,735,400
Diamondback Energy, Inc.*	84,000	5,426,400

		11,457,100

Pharmaceuticals 0.7%
Intersect ENT, Inc.*	22,916	536,234
Pacira Pharmaceuticals, Inc.*	37,500	1,541,250
Zoetis, Inc.	100,000	4,118,000

		6,195,484

Professional Services 0.9%
Nielsen Holdings PLC(a)	65,500	2,912,785
Verisk Analytics, Inc., Class A*	27,500	2,032,525
WageWorks, Inc.*	50,000	2,254,000

		7,199,310

Real Estate Management & Development 0.6%
Jones Lang LaSalle, Inc.(a)	35,000	5,031,950

Road & Rail 1.6%
J.B. Hunt Transport Services, Inc.	47,000	3,355,800
Old Dominion Freight Line, Inc.*	164,700	10,046,700

		13,402,500

Semiconductors & Semiconductor Equipment 2.0%
Ambarella, Inc.*(a)	58,400	3,374,936

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Semiconductors & Semiconductor Equipment (continued)
Cavium, Inc.*(a)	89,307	$5,480,771
Lam Research Corp.	56,000	3,658,480
Monolithic Power Systems, Inc.(a)	80,000	4,096,000

		16,610,187

Software 8.8%
Activision Blizzard, Inc.(a)	130,000	4,015,700
Electronic Arts, Inc.*	63,000	4,268,250
Fortinet, Inc.*	77,000	3,270,960
Guidewire Software, Inc.*	116,664	6,134,193
Imperva, Inc.*(a)	64,405	4,217,239
Paycom Software, Inc.*(a)	187,906	6,747,704
ServiceNow, Inc.*	75,000	5,208,750
Splunk, Inc.*(a)	162,100	8,972,235
Synchronoss Technologies, Inc.*(a)	80,000	2,624,000
Tableau Software, Inc., Class A*	109,982	8,774,364
Take-Two Interactive Software, Inc.*(a)	197,600	5,677,048
Tyler Technologies, Inc.*	78,634	11,740,842
Ultimate Software Group, Inc. (The)*(a)	18,500	3,311,685

		74,962,970

Specialty Retail 6.8%
Caleres, Inc.	156,500	4,777,945
Lithia Motors, Inc., Class A(a)	114,700	12,400,217
Men’s Wearhouse, Inc. (The)	118,400	5,034,368
Michaels Cos., Inc. (The)*	197,017	4,551,093
O’Reilly Automotive, Inc.*(a)	35,000	8,750,000
Ross Stores, Inc.	112,000	5,428,640
Tractor Supply Co.	72,500	6,113,200
Ulta Salon Cosmetics & Fragrance, Inc.*	37,000	6,043,950
Williams-Sonoma, Inc.(a)	70,000	5,344,500

		58,443,913

Textiles, Apparel & Luxury Goods 2.6%
Carter’s, Inc.	49,000	4,441,360
Columbia Sportswear Co.	99,260	5,835,495
Hanesbrands, Inc.	112,000	3,241,280
Under Armour, Inc., Class A*(a)	85,000	8,226,300

		21,744,435

Trading Companies & Distributors 1.3%
Air Lease Corp.(a)	146,100	4,517,412
HD Supply Holdings, Inc.*	212,991	6,095,802

		10,613,214

Wireless Telecommunication Services 1.6%
SBA Communications Corp., Class A*(a)	72,500	7,593,650
T-Mobile US, Inc.*	142,500	5,672,925

		13,266,575

		768,207,226

Total Common Stocks (cost $707,343,938)		825,271,634

Repurchase Agreements 5.6%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.06%, dated 09/29/15, due 10/06/15, repurchase price $10,000,117, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 5.25%, maturing 11/15/15 - 05/15/44; total market value $10,200,002. (b)	$10,000,000	$10,000,000
Barclays Capital, Inc., 0.07%, dated 09/24/15, due 10/01/15, repurchase price $7,000,095, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.00%, maturing 10/15/15 - 02/15/45; total market value $7,140,003. (b)	7,000,000	7,000,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $25,000,083, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $25,500,001. (b)	25,000,000	25,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $5,429,539, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $5,538,112. (b)	5,429,521	5,429,521

Total Repurchase Agreements (cost $47,429,521)		47,429,521

Total Investments (cost $754,773,459) (c) — 103.1%		872,701,155
Liabilities in excess of other assets — (3.1)%		(25,850,230)

NET ASSETS — 100.0%		$846,850,925

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $145,440,752, which was collateralized by a repurchase agreement with a value of $47,429,521 and $98,727,473 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.88%, and maturity dates ranging from 10/08/15 - 11/15/44, a total value of $146,156,994.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $47,429,521.
(c)	At September 30, 2015, the tax basis cost of the Fund’s investments was $755,379,833, tax unrealized appreciation and depreciation were $160,228,058 and $(42,906,736), respectively.

ADR	American Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$825,271,634	$—	$—	$825,271,634
Repurchase Agreements	—	47,429,521	—	47,429,521

Total	$825,271,634	$47,429,521	$—	$872,701,155

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 98.3%

	Shares	Market Value
Aerospace & Defense 2.1%
BWX Technologies, Inc.	187,500	$4,942,500
L-3 Communications Holdings, Inc.	16,165	1,689,566
Textron, Inc.	44,141	1,661,467
TransDigm Group, Inc.*	60,900	12,935,769

		21,229,302

Airlines 0.6%
Alaska Air Group, Inc.	20,000	1,589,000
Copa Holdings SA, Class A(a)	102,800	4,310,404

		5,899,404

Auto Components 1.8%
Dana Holding Corp.	684,800	10,874,624
Delphi Automotive PLC	99,600	7,573,584

		18,448,208

Automobiles 0.3%
Honda Motor Co., Ltd.,ADR-JP	57,819	1,728,788
Thor Industries, Inc.	32,207	1,668,323

		3,397,111

Banks 6.7%
Bank of Hawaii Corp.	31,430	1,995,491
BB&T Corp.	50,852	1,810,331
BOK Financial Corp.(a)	26,962	1,744,711
CIT Group, Inc.	449,800	18,005,494
Comerica, Inc.	39,508	1,623,779
Commerce Bancshares, Inc.	73,260	3,337,726
Cullen/Frost Bankers, Inc.	24,031	1,527,891
Fifth Third Bancorp	505,700	9,562,787
First Republic Bank	42,200	2,648,894
M&T Bank Corp.	131,588	16,047,156
PNC Financial Services Group, Inc. (The)	24,019	2,142,495
SunTrust Banks, Inc.	50,549	1,932,994
TCF Financial Corp.	257,121	3,897,954
Westamerica Bancorporation(a)	69,319	3,080,536

		69,358,239

Capital Markets 1.6%
Franklin Resources, Inc.	52,840	1,968,818
LPL Financial Holdings, Inc.(a)	55,506	2,207,474
Northern Trust Corp.	118,787	8,096,522
State Street Corp.	29,160	1,959,844
T. Rowe Price Group, Inc.	26,407	1,835,286

		16,067,944

Chemicals 2.1%
Ashland, Inc.	119,800	12,054,276
Eastman Chemical Co.	117,500	7,604,600
Mosaic Co. (The)	65,868	2,049,153

		21,708,029

Commercial Services & Supplies 3.3%
ADT Corp. (The)(a)	288,599	8,629,110
Clean Harbors, Inc.*	50,007	2,198,808
Republic Services, Inc.	332,199	13,686,599
Steelcase, Inc., Class A	355,000	6,535,550
Tyco International PLC	106,475	3,562,653

		34,612,720

Communications Equipment 1.1%
ARRIS Group, Inc.*	158,300	4,111,051
EchoStar Corp., Class A*	134,443	5,785,082
Harris Corp.	14,328	1,048,093

		10,944,226

Consumer Finance 0.3%
Navient Corp.	288,700	3,244,988

Containers & Packaging 3.0%
Bemis Co., Inc.	139,045	5,502,011
Owens-Illinois, Inc.*	482,700	10,001,544
Packaging Corp. of America	136,800	8,229,888
Rexam PLC,ADR-UK	123,699	4,879,925
Sonoco Products Co.	62,631	2,363,694

		30,977,062

Diversified Consumer Services 0.5%
H&R Block, Inc.	136,500	4,941,300

Diversified Telecommunication Services 0.4%
CenturyLink, Inc.	135,500	3,403,760
Level 3 Communications, Inc.*	26,447	1,155,469

		4,559,229

Electric Utilities 6.0%
Edison International	73,038	4,606,507
Great Plains Energy, Inc.	481,493	13,009,941
OGE Energy Corp.	41,296	1,129,859
Pinnacle West Capital Corp.	231,600	14,854,824
PPL Corp.	349,400	11,491,766
Westar Energy, Inc.	190,819	7,335,082
Xcel Energy, Inc.	271,737	9,622,207

		62,050,186

Electrical Equipment 0.6%
Babcock & Wilcox Enterprises, Inc.*	121,400	2,039,520
Emerson Electric Co.	94,582	4,177,687

		6,217,207

Electronic Equipment, Instruments & Components 1.5%
CDW Corp.	40,100	1,638,486
Keysight Technologies, Inc.*	345,167	10,644,950
TE Connectivity Ltd.	47,305	2,833,097

		15,116,533

Energy Equipment & Services 2.7%
Cameron International Corp.*	79,064	4,848,204
FMC Technologies, Inc.*	60,684	1,881,204
Helmerich & Payne, Inc.	48,533	2,293,670
Nabors Industries Ltd.	357,800	3,381,210
SEACOR Holdings, Inc.*	103,400	6,184,354
Weatherford International PLC*	1,068,300	9,059,184

		27,647,826

Food & Staples Retailing 1.6%
Sysco Corp.	351,163	13,684,822
Whole Foods Market, Inc.	80,800	2,557,320

		16,242,142

Food Products 2.9%
Campbell Soup Co.	23,710	1,201,623
ConAgra Foods, Inc.	196,472	7,959,081
Danone SA	11,884	750,156
General Mills, Inc.	39,411	2,212,139
J.M. Smucker Co. (The)	30,977	3,534,166
Kellogg Co.	150,782	10,034,542
McCormick & Co., Inc., Non-Voting Shares	21,000	1,725,780

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food Products (continued)
Mondelez International, Inc., Class A	67,777	$2,837,823

		30,255,310

Gas Utilities 1.1%
Atmos Energy Corp.	48,829	2,840,871
Laclede Group, Inc. (The)	68,486	3,734,542
UGI Corp.	138,600	4,826,052

		11,401,465

Health Care Equipment & Supplies 2.0%
Becton, Dickinson and Co.	12,139	1,610,360
Boston Scientific Corp.*	185,157	3,038,426
Zimmer Biomet Holdings, Inc.	165,959	15,588,529

		20,237,315

Health Care Providers & Services 3.3%
Cardinal Health, Inc.	52,743	4,051,717
Express Scripts Holding Co.*	10,766	871,616
Laboratory Corp. of America Holdings*	56,100	6,085,167
LifePoint Health, Inc.*	74,332	5,270,139
MEDNAX, Inc.*	33,200	2,549,428
Quest Diagnostics, Inc.	56,541	3,475,575
Universal Health Services, Inc., Class B	98,900	12,343,709

		34,647,351

Hotels, Restaurants & Leisure 2.3%
Carnival Corp.	27,171	1,350,399
Darden Restaurants, Inc.	59,800	4,098,692
Royal Caribbean Cruises Ltd.	54,700	4,873,223
Wyndham Worldwide Corp.	192,900	13,869,510

		24,191,824

Household Durables 1.2%
D.R. Horton, Inc.	310,400	9,113,344
PulteGroup, Inc.	103,143	1,946,309
Toll Brothers, Inc.*	37,276	1,276,330

		12,335,983

Independent Power and Renewable Electricity Producers 0.3%
Talen Energy Corp.*	278,051	2,808,315

Industrial Conglomerates 0.4%
Koninklijke Philips NV(a)	160,009	3,764,508

Information Technology Services 3.7%
Amdocs Ltd.	85,300	4,851,864
Computer Sciences Corp.	293,200	17,996,616
Convergys Corp.	176,669	4,082,821
DST Systems, Inc.	16,200	1,703,268
Total System Services, Inc.	104,500	4,747,435
Western Union Co. (The)	241,200	4,428,432

		37,810,436

Insurance 10.5%
ACE Ltd.	31,402	3,246,967
Aflac, Inc.	24,438	1,420,581
Alleghany Corp.*	16,800	7,864,248
Allstate Corp. (The)	357,395	20,814,685
Assured Guaranty Ltd.	162,700	4,067,500
Brown & Brown, Inc.	67,043	2,076,322
Chubb Corp. (The)	13,223	1,621,801
Endurance Specialty Holdings Ltd.	145,000	8,849,350
Fairfax Financial Holdings Ltd.	15,500	7,061,490
FNF Group	325,200	11,534,844
HCC Insurance Holdings, Inc.	9,677	749,677
Lincoln National Corp.	274,146	13,010,969
Loews Corp.	204,500	7,390,630
MetLife, Inc.	29,454	1,388,756
ProAssurance Corp.	32,888	1,613,814
Progressive Corp. (The)	226,300	6,933,832
Reinsurance Group of America, Inc.	34,061	3,085,586
Torchmark Corp.	23,260	1,311,864
Travelers Cos., Inc. (The)	14,012	1,394,614
Unum Group	83,500	2,678,680

		108,116,210

Leisure Products 1.9%
Brunswick Corp.	349,000	16,713,610
Mattel, Inc.	128,215	2,700,208

		19,413,818

Life Sciences Tools & Services 0.5%
Bio-Rad Laboratories, Inc., Class A*	42,000	5,641,020

Machinery 1.1%
Dover Corp.	125,710	7,188,098
Oshkosh Corp.	40,136	1,458,141
Parker-Hannifin Corp.	12,426	1,209,050
Pentair PLC	21,494	1,097,053

		10,952,342

Media 3.5%
AMC Networks, Inc., Class A*	33,300	2,436,561
Discovery Communications, Inc., Class C*	275,000	6,679,750
Liberty Media Corp., Series C*	167,100	5,758,266
Madison Square Garden Co. (The), Class A*	70,000	5,049,800
Markit Ltd.*	76,330	2,213,570
News Corp., Class B	529,400	6,786,908
Shaw Communications, Inc., Class B	387,000	7,507,800

		36,432,655

Metals & Mining 0.2%
Nucor Corp.	68,917	2,587,833

Multiline Retail 1.1%
Nordstrom, Inc.	143,476	10,288,664
Target Corp.	16,270	1,279,798

		11,568,462

Multi-Utilities 4.9%
Alliant Energy Corp.	150,200	8,785,198
Ameren Corp.	39,494	1,669,411
CMS Energy Corp.	248,600	8,780,552
Consolidated Edison, Inc.	30,028	2,007,372
NorthWestern Corp.	28,549	1,536,793
PG&E Corp.	328,504	17,345,011
SCANA Corp.	64,200	3,611,892
WEC Energy Group, Inc.	142,100	7,420,462

		51,156,691

Oil, Gas & Consumable Fuels 4.2%
Anadarko Petroleum Corp.	24,507	1,479,978
Chesapeake Energy Corp.(a)	297,200	2,178,476
Cimarex Energy Co.	29,660	3,039,557
Devon Energy Corp.	75,508	2,800,592
Energen Corp.	73,700	3,674,682
EQT Corp.	54,402	3,523,617
Imperial Oil Ltd.(a)	185,811	5,886,916
Marathon Petroleum Corp.	35,800	1,658,614
Murphy Oil Corp.	405,100	9,803,420

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.	134,352	$4,054,743
Occidental Petroleum Corp.	55,551	3,674,699
Valero Energy Corp.	25,700	1,544,570

		43,319,864

Real Estate Investment Trusts (REITs) 6.7%
Annaly Capital Management, Inc.	1,078,900	10,648,743
AvalonBay Communities, Inc.	48,500	8,478,770
Boston Properties, Inc.	9,181	1,087,030
CBL & Associates Properties, Inc.	562,500	7,734,375
Corrections Corp. of America	95,916	2,833,359
Duke Realty Corp.	437,900	8,341,995
Empire State Realty Trust, Inc., Class A	66,532	1,133,040
EPR Properties	84,300	4,347,351
Equinix, Inc.	9,310	2,545,354
Host Hotels & Resorts, Inc.	83,433	1,319,076
Lamar Advertising Co., Class A	136,376	7,116,100
MFA Financial, Inc.	912,600	6,214,806
Piedmont Office Realty Trust, Inc., Class A	174,531	3,122,359
Weyerhaeuser Co.	168,175	4,597,904

		69,520,262

Road & Rail 1.1%
Heartland Express, Inc.	148,805	2,967,172
Werner Enterprises, Inc.	348,980	8,759,398

		11,726,570

Semiconductors & Semiconductor Equipment 3.2%
Applied Materials, Inc.	251,676	3,697,120
Lam Research Corp.	50,300	3,286,099
Marvell Technology Group Ltd.	980,000	8,869,000
Maxim Integrated Products, Inc.	79,067	2,640,838
Microchip Technology, Inc.(a)	68,932	2,970,280
Micron Technology, Inc.*	266,500	3,992,170
NVIDIA Corp.	191,600	4,722,940
Teradyne, Inc.	137,813	2,482,012

		32,660,459

Software 1.0%
CA, Inc.	152,700	4,168,710
Citrix Systems, Inc.*	36,400	2,521,792
Synopsys, Inc.*	70,600	3,260,308

		9,950,810

Specialty Retail 1.4%
Abercrombie & Fitch Co., Class A	149,200	3,161,548
Advance Auto Parts, Inc.	13,572	2,572,301
Bed Bath & Beyond, Inc.*	102,568	5,848,427
CST Brands, Inc.	65,601	2,208,130
Lowe’s Cos., Inc.	15,293	1,053,994

		14,844,400

Technology Hardware, Storage & Peripherals 1.6%
NetApp, Inc.	201,800	5,973,280
SanDisk Corp.	55,390	3,009,339
Western Digital Corp.	96,819	7,691,301

		16,673,920

Textiles, Apparel & Luxury Goods 0.9%
Fossil Group, Inc.*(a)	87,400	4,883,912
Michael Kors Holdings Ltd.*	58,900	2,487,936
Ralph Lauren Corp.	20,054	2,369,581

		9,741,429

Thrifts & Mortgage Finance 0.4%
Capitol Federal Financial, Inc.	171,555	2,079,247
Ocwen Financial Corp.*(a)	247,400	1,660,054

		3,739,301

Water Utilities 0.7%
American Water Works Co., Inc.	133,900	7,375,212

Total Common Stocks (cost $1,029,483,484)		1,015,535,421

Repurchase Agreements 2.5%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.06%, dated 09/29/15, due 10/06/15, repurchase price $8,000,093, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 5.25%, maturing 11/15/15 - 05/15/44; total market value $8,160,002. (b)	$8,000,000	8,000,000
Barclays Capital, Inc., 0.07%, dated 09/24/15, due 10/01/15, repurchase price $5,000,068, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.00%, maturing 10/15/15 - 02/15/45; total market value $5,100,002. (b)	5,000,000	5,000,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $7,000,023, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $7,140,001. (b)	7,000,000	7,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $6,009,495, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $6,129,665. (b)	6,009,475	6,009,475

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Repurchase Agreements (continued)

Market Value
Total Repurchase Agreements (cost $26,009,475)	$26,009,475

Total Investments (cost $1,055,492,959) (c) — 100.8%	1,041,544,896
Liabilities in excess of other assets — (0.8%)	(8,345,666)

NET ASSETS — 100.0%	$1,033,199,230

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $28,767,726, which was collateralized by a repurchase agreements with a value of $26,009,475 and $3,269,130 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.13%, and maturity dates ranging from 01/14/16 - 11/15/44 a total value of $29,278,605.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $26,009,475.
(c)	At September 30, 2015, the tax basis cost of the Fund’s investments was $1,070,167,397, tax unrealized appreciation and depreciation were $66,489,064 and $(95,111,565), respectively.

ADR	American Depositary Receipt
JP	Japan
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

At September 30, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	JPMorgan Chase Bank	10/30/15	(6,709,980)	$(5,037,825)	$(5,027,345)	$10,480
Euro	UBS AG	10/30/15	(84,416)	(94,842)	(94,368)	474
Euro	UBS AG	10/30/15	(3,416,719)	(3,819,944)	(3,819,482)	462
Japanese Yen	Credit Suisse International	10/30/15	(127,824,418)	(1,057,956)	(1,065,880)	(7,924)

Total Short Contracts				$(10,010,567)	$(10,007,075)	$3,492

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Euro	UBS AG	10/30/15	91,784	$102,538	$102,604	$66
Japanese Yen	Credit Suisse International	10/30/15	4,418,132	36,851	36,841	(10)

Total Long Contracts				$139,389	$139,445	$56

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$21,229,302	$—	$—	$21,229,302
Airlines	5,899,404	—	—	5,899,404
Auto Components	18,448,208	—	—	18,448,208
Automobiles	3,397,111	—	—	3,397,111
Banks	69,358,239	—	—	69,358,239
Capital Markets	16,067,944	—	—	16,067,944
Chemicals	21,708,029	—	—	21,708,029
Commercial Services & Supplies	34,612,720	—	—	34,612,720
Communications Equipment	10,944,226	—	—	10,944,226
Consumer Finance	3,244,988	—	—	3,244,988
Containers & Packaging	30,977,062	—	—	30,977,062
Diversified Consumer Services	4,941,300	—	—	4,941,300
Diversified Telecommunication Services	4,559,229	—	—	4,559,229
Electric Utilities	62,050,186	—	—	62,050,186
Electrical Equipment	6,217,207	—	—	6,217,207
Electronic Equipment, Instruments & Components	15,116,533	—	—	15,116,533
Energy Equipment & Services	27,647,826	—	—	27,647,826
Food & Staples Retailing	16,242,142	—	—	16,242,142
Food Products	29,505,154	750,156	—	30,255,310
Gas Utilities	11,401,465	—	—	11,401,465
Health Care Equipment & Supplies	20,237,315	—	—	20,237,315
Health Care Providers & Services	34,647,351	—	—	34,647,351
Hotels, Restaurants & Leisure	24,191,824	—	—	24,191,824
Household Durables	12,335,983	—	—	12,335,983

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Independent Power and Renewable Electricity Producers	$2,808,315	$—	$—	$2,808,315
Industrial Conglomerates	—	3,764,508	—	3,764,508
Information Technology Services	37,810,436	—	—	37,810,436
Insurance	108,116,210	—	—	108,116,210
Leisure Products	19,413,818	—	—	19,413,818
Life Sciences Tools & Services	5,641,020	—	—	5,641,020
Machinery	10,952,342	—	—	10,952,342
Media	36,432,655	—	—	36,432,655
Metals & Mining	2,587,833	—	—	2,587,833
Multiline Retail	11,568,462	—	—	11,568,462
Multi-Utilities	51,156,691	—	—	51,156,691
Oil, Gas & Consumable Fuels	43,319,864	—	—	43,319,864
Real Estate Investment Trusts (REITs)	69,520,262	—	—	69,520,262
Road & Rail	11,726,570	—	—	11,726,570
Semiconductors & Semiconductor Equipment	32,660,459	—	—	32,660,459
Software	9,950,810	—	—	9,950,810
Specialty Retail	14,844,400	—	—	14,844,400
Technology Hardware, Storage & Peripherals	16,673,920	—	—	16,673,920
Textiles, Apparel & Luxury Goods	9,741,429	—	—	9,741,429
Thrifts & Mortgage Finance	3,739,301	—	—	3,739,301
Water Utilities	7,375,212	—	—	7,375,212

Total Common Stocks	$1,011,020,757	$4,514,664	$—	$1,015,535,421

Forward Foreign Currency Contracts	—	11,482	—	11,482
Repurchase Agreements	—	26,009,475	—	26,009,475

Total Assets	$1,011,020,757	$30,535,621	$—	$1,041,556,378

Liabilities:
Forward Foreign Currency Contracts	—	(7,934)	—	(7,934)

Total Liabilities	$—	$(7,934)	$—	$(7,934)

Total	$1,011,020,757	$30,527,687	$—	$1,041,548,444

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2015

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$11.482

Total		$11,482

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(7,934)

Total		$(7,934)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 96.9%

	Shares	Market Value
Aerospace & Defense 1.9%
Astronics Corp.*	10,969	$443,477
Curtiss-Wright Corp.	8,790	548,672
Esterline Technologies Corp.*	4,555	327,459
HEICO Corp., Class A	13,770	625,296
Moog, Inc., Class A*	7,320	395,792
Teledyne Technologies, Inc.*	6,440	581,532

		2,922,228

Airlines 0.7%
Allegiant Travel Co.(a)	5,271	1,139,854

Auto Components 0.4%
Tenneco, Inc.*	14,955	669,535

Banks 3.7%
Bank of the Ozarks, Inc.	14,940	653,775
FCB Financial Holdings, Inc., Class A*	7,100	231,602
First Merchants Corp.	26,470	694,043
Flushing Financial Corp.	13,455	269,369
Great Western Bancorp, Inc.	13,870	351,882
Pinnacle Financial Partners, Inc.	9,730	480,759
PrivateBancorp, Inc.	11,510	441,178
Sandy Spring Bancorp, Inc.	10,115	264,811
Signature Bank*	6,400	880,384
Western Alliance Bancorp*	35,080	1,077,307
Wintrust Financial Corp.	5,895	314,970

		5,660,080

Biotechnology 6.8%
Achillion Pharmaceuticals, Inc.*(a)	40,680	281,099
Acorda Therapeutics, Inc.*	10,705	283,790
Agios Pharmaceuticals, Inc.*(a)	4,604	324,996
Alkermes PLC*	7,392	433,689
Amicus Therapeutics, Inc.*	29,200	408,508
Anacor Pharmaceuticals, Inc.*	7,765	914,018
BioCryst Pharmaceuticals, Inc.*(a)	35,856	408,758
Bluebird Bio, Inc.*	2,270	194,198
Cepheid*(a)	21,973	993,180
Clovis Oncology, Inc.*	2,970	273,121
Dyax Corp.*	11,930	227,744
Five Prime Therapeutics, Inc.*	16,660	256,397
Flexion Therapeutics, Inc.*(a)	15,980	237,463
GlycoMimetics, Inc.*	15,765	88,284
Ironwood Pharmaceuticals, Inc.*(a)	29,326	305,577
Neurocrine Biosciences, Inc.*	7,580	301,608
Novavax, Inc.*	54,053	382,155
Ophthotech Corp.*	9,153	370,880
Otonomy, Inc.*	16,362	291,407
Portola Pharmaceuticals, Inc.*	14,650	624,383
PTC Therapeutics, Inc.*	8,430	225,081
Puma Biotechnology, Inc.*(a)	2,985	224,950
Repligen Corp.*	15,980	445,043
TESARO, Inc.*	11,240	450,724
Ultragenyx Pharmaceutical, Inc.*	12,488	1,202,719
Zafgen, Inc.*	12,930	413,113

		10,562,885

Building Products 3.3%
A.O. Smith Corp.	20,880	1,361,167
AAON, Inc.	21,160	410,081
Apogee Enterprises, Inc.	12,480	557,232
Continental Building Products, Inc.*	25,210	517,813
Lennox International, Inc.	15,905	1,802,514
Masonite International Corp.*(a)	8,550	517,959

		5,166,766

Capital Markets 1.1%
Evercore Partners, Inc., Class A(a)	10,550	530,032
HFF, Inc., Class A	27,923	942,680
WisdomTree Investments, Inc.(a)	10,550	170,172

		1,642,884

Chemicals 0.6%
OMNOVA Solutions, Inc.*	53,080	294,063
PolyOne Corp.	20,775	609,539

		903,602

Commercial Services & Supplies 0.6%
Deluxe Corp.	10,220	569,663
Mobile Mini, Inc.	12,440	383,027

		952,690

Communications Equipment 0.8%
Ciena Corp.*	18,100	375,032
NetScout Systems, Inc.*	21,155	748,252
Sonus Networks, Inc.*	14,539	83,163

		1,206,447

Construction Materials 0.8%
Headwaters, Inc.*	68,693	1,291,428

Containers & Packaging 1.3%
Berry Plastics Group, Inc.*	21,130	635,379
Graphic Packaging Holding Co.	56,355	720,780
Silgan Holdings, Inc.	11,165	581,027

		1,937,186

Distributors 0.5%
Core-Mark Holding Co., Inc.(a)	11,743	768,579

Diversified Consumer Services 1.2%
2U, Inc.*	5,730	205,707
Bright Horizons Family Solutions, Inc.*	25,405	1,632,017

		1,837,724

Diversified Financial Services 1.0%
MarketAxess Holdings, Inc.(a)	15,857	1,472,798

Diversified Telecommunication Services 0.2%
Vonage Holdings Corp.*	47,570	279,712

Electrical Equipment 0.7%
AZZ, Inc.	11,289	549,661
Generac Holdings, Inc.*(a)	19,140	575,923

		1,125,584

Electronic Equipment, Instruments & Components 1.2%
CDW Corp.	12,208	498,819
Cognex Corp.	18,063	620,825
FEI Co.	4,490	327,950
Rogers Corp.*	7,990	424,908

		1,872,502

Energy Equipment & Services 0.3%
Forum Energy Technologies, Inc.*	12,834	156,703
Hornbeck Offshore Services, Inc.*(a)	22,340	302,260

		458,963

Food & Staples Retailing 1.5%
Casey’s General Stores, Inc.	10,015	1,030,744
Natural Grocers by Vitamin Cottage, Inc.*(a)	26,122	592,708
PriceSmart, Inc.(a)	8,451	653,600

		2,277,052

Food Products 1.7%
Blue Buffalo Pet Products, Inc.*	5,710	102,266
Hain Celestial Group, Inc. (The)*	10,840	559,344
J&J Snack Foods Corp.(a)	4,194	476,690
Post Holdings, Inc.*	10,970	648,327
TreeHouse Foods, Inc.*	11,490	893,807

		2,680,434

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies 7.1%
ABIOMED, Inc.*	4,880	$452,669
Anika Therapeutics, Inc.*	13,120	417,610
Atrion Corp.(a)	1,585	594,312
Cantel Medical Corp.	15,990	906,633
Cyberonics, Inc.*	7,355	447,037
Cynosure, Inc., Class A*	13,270	398,631
DexCom, Inc.*	23,956	2,056,862
Globus Medical, Inc., Class A*	35,440	732,190
HeartWare International, Inc.*(a)	3,905	204,271
ICU Medical, Inc.*	7,240	792,780
Inogen, Inc.*	13,860	672,903
Integra LifeSciences Holdings Corp.*	6,290	374,569
K2M Group Holdings, Inc.*	22,820	424,452
Merit Medical Systems, Inc.*	32,100	767,511
Neogen Corp.*	6,010	270,390
NuVasive, Inc.*	4,870	234,831
Penumbra, Inc.*	3,050	122,305
Vascular Solutions, Inc.*	20,170	653,710
West Pharmaceutical Services, Inc.(a)	9,470	512,516

		11,036,182

Health Care Providers & Services 6.5%
Acadia Healthcare Co., Inc.*	29,920	1,982,799
Amsurg Corp.*	3,710	288,304
Centene Corp.*	17,480	947,940
Diplomat Pharmacy, Inc.*	16,708	480,021
HealthEquity, Inc.*	18,230	538,697
HealthSouth Corp.	23,195	889,992
LifePoint Health, Inc.*	8,705	617,185
Team Health Holdings, Inc.*	29,460	1,591,724
Teladoc, Inc.*(a)	11,260	250,985
U.S. Physical Therapy, Inc.	12,855	577,061
VCA, Inc.*	23,320	1,227,798
WellCare Health Plans, Inc.*	7,880	679,098

		10,071,604

Health Care Technology 1.2%
Omnicell, Inc.*	37,590	1,169,049
Press Ganey Holdings, Inc.*	8,260	244,413
Veeva Systems, Inc., Class A*(a)	18,670	437,065

		1,850,527

Hotels, Restaurants & Leisure 6.1%
Bloomin’ Brands, Inc.	46,730	849,551
Brinker International, Inc.(a)	12,199	642,521
Buffalo Wild Wings, Inc.*	7,631	1,476,064
Dave & Buster’s Entertainment, Inc.*	15,510	586,743
Del Frisco’s Restaurant Group, Inc.*	30,632	425,479
Fiesta Restaurant Group, Inc.*	9,240	419,219
Jack in the Box, Inc.	7,450	573,948
La Quinta Holdings, Inc.*	42,773	674,958
Marriott Vacations Worldwide Corp.	9,270	631,658
Papa John’s International, Inc.	13,640	934,067
Popeyes Louisiana Kitchen, Inc.*	19,170	1,080,421
Wingstop, Inc.*(a)	22,330	535,474
Zoe’s Kitchen, Inc.*(a)	17,810	703,317

		9,533,420

Household Durables 0.5%
Taylor Morrison Home Corp., Class A*(a)	17,800	332,148
WCI Communities, Inc.*	17,280	391,046

		723,194

Information Technology Services 3.6%
CACI International, Inc., Class A*	4,900	362,453
Cardtronics, Inc.*	20,738	678,133
Cass Information Systems, Inc.	11,400	560,082
EPAM Systems, Inc.*	12,520	932,990
ExlService Holdings, Inc.*	17,848	659,127
Heartland Payment Systems, Inc.	16,125	1,016,036
MAXIMUS, Inc.	11,948	711,623
WEX, Inc.*	7,684	667,278

		5,587,722

Insurance 0.8%
AMERISAFE, Inc.	15,180	754,901
James River Group Holdings Ltd.	15,820	425,400

		1,180,301

Internet & Catalog Retail 0.9%
HSN, Inc.(a)	23,910	1,368,608

Internet Software & Services 4.1%
Benefitfocus, Inc.*(a)	11,870	370,938
comScore, Inc.*	25,060	1,156,519
CoStar Group, Inc.*	8,760	1,516,006
Demandware, Inc.*(a)	14,680	758,662
Envestnet, Inc.*	10,900	326,673
Everyday Health, Inc.*	31,548	288,349
Five9, Inc.*(a)	53,932	199,548
j2 Global, Inc.	10,665	755,615
Marketo, Inc.*	9,827	279,283
Q2 Holdings, Inc.*	8,859	218,995
WebMD Health Corp.*(a)	12,695	505,769

		6,376,357

Leisure Products 0.5%
Arctic Cat, Inc.(a)	13,490	299,208
Vista Outdoor, Inc.*	10,728	476,645

		775,853

Life Sciences Tools & Services 1.2%
ICON PLC*(a)	7,160	508,145
INC Research Holdings, Inc., Class A*	15,920	636,800
PAREXEL International Corp.*	11,975	741,492

		1,886,437

Machinery 2.4%
Altra Industrial Motion Corp.	18,341	424,044
Middleby Corp. (The)*	15,630	1,644,120
Toro Co. (The)	9,675	682,475
Wabtec Corp.	11,510	1,013,455

		3,764,094

Multiline Retail 1.4%
Burlington Stores, Inc.*	40,945	2,089,833

Oil, Gas & Consumable Fuels 1.1%
Diamondback Energy, Inc.*	13,990	903,754
Matador Resources Co.*(a)	14,360	297,827
RSP Permian, Inc.*	27,465	556,166

		1,757,747

Paper & Forest Products 0.3%
Boise Cascade Co.*	19,314	487,099

Pharmaceuticals 1.8%
Aerie Pharmaceuticals, Inc.*	22,530	399,682
Aratana Therapeutics, Inc.*	32,310	273,343
BioDelivery Sciences International, Inc.*(a)	52,820	293,679
Depomed, Inc.*	16,100	303,485
Intersect ENT, Inc.*	17,822	417,035
Medicines Co. (The)*(a)	17,240	654,430
Relypsa, Inc.*	20,922	387,266
XenoPort, Inc.*(a)	35,850	124,400

		2,853,320

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Professional Services 1.6%
Exponent, Inc.	17,980	$801,189
GP Strategies Corp.*	15,335	349,945
On Assignment, Inc.*	17,150	632,835
TransUnion*	12,500	314,000
WageWorks, Inc.*	8,750	394,450

		2,492,419

Real Estate Investment Trusts (REITs) 0.7%
CoreSite Realty Corp.	12,885	662,805
Sunstone Hotel Investors, Inc.	35,157	465,127

		1,127,932

Real Estate Management & Development 0.4%
Marcus & Millichap, Inc.*	13,050	600,170

Road & Rail 0.6%
Celadon Group, Inc.	19,086	305,758
Marten Transport Ltd.	13,922	225,119
Swift Transportation Co.*	29,616	444,832

		975,709

Semiconductors & Semiconductor Equipment 3.3%
Ambarella, Inc.*(a)	5,120	295,885
Cavium, Inc.*	18,120	1,112,025
Integrated Device Technology, Inc.*	17,700	359,310
Microsemi Corp.*	13,670	448,649
MKS Instruments, Inc.	15,329	513,981
Monolithic Power Systems, Inc.	35,210	1,802,752
SunEdison Semiconductor Ltd.*	13,400	141,236
SunPower Corp.*(a)	18,032	361,361

		5,035,199

Software 12.2%
Aspen Technology, Inc.*	16,915	641,248
CyberArk Software Ltd.*(a)	6,040	302,846
Ellie Mae, Inc.*	14,683	977,447
ePlus, Inc.*	5,622	444,532
Fair Isaac Corp.	10,146	857,337
Fleetmatics Group PLC*(a)	13,811	677,982
Globant SA*(a)	22,960	702,346
Guidewire Software, Inc.*	25,650	1,348,677
HubSpot, Inc.*(a)	34,493	1,599,440
Manhattan Associates, Inc.*	25,224	1,571,455
Model N, Inc.*	27,810	278,378
Paylocity Holding Corp.*	30,170	904,798
Proofpoint, Inc.*(a)	29,160	1,758,931
PTC, Inc.*	7,635	242,335
Qualys, Inc.*	8,765	249,452
ServiceNow, Inc.*	12,380	859,791
Tableau Software, Inc., Class A*	7,250	578,405
Tyler Technologies, Inc.*	17,908	2,673,844
Ultimate Software Group, Inc. (The)*	9,880	1,768,619
Verint Systems, Inc.*	12,189	525,955

		18,963,818

Specialty Retail 2.3%
DSW, Inc., Class A	25,063	634,345
Five Below, Inc.*(a)	21,581	724,690
Lithia Motors, Inc., Class A	10,840	1,171,912
Michaels Cos., Inc. (The)*	32,420	748,902
Party City Holdco, Inc.*	21,387	341,550

		3,621,399

Textiles, Apparel & Luxury Goods 5.0%
Carter’s, Inc.	8,360	757,751
Columbia Sportswear Co.	8,950	526,171
G-III Apparel Group Ltd.*	37,720	2,325,815
Kate Spade & Co.*	36,012	688,189
Oxford Industries, Inc.	7,533	556,538
Skechers U.S.A., Inc., Class A*	10,062	1,349,113
Steven Madden Ltd.*(a)	39,643	1,451,727
Vince Holding Corp.*	32,666	112,044

		7,767,348

Thrifts & Mortgage Finance 1.0%
Essent Group Ltd.*	19,590	486,811
EverBank Financial Corp.	32,585	628,891
MGIC Investment Corp.*	48,215	446,471

		1,562,173

Total Common Stocks (cost $139,998,324)		150,317,398

Exchange Traded Fund 0.6%

Equity Fund 0.6%
iShares Russell 2000 Growth ETF	6,780	908,316

Total Exchange Traded Fund (cost $899,815)		908,316

Repurchase Agreements 6.0%

	Principal Amount
Barclays Capital, Inc., 0.06%, dated 09/29/15, due 10/06/15, repurchase price $1,000,012, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 5.25%, maturing 11/15/15 - 05/15/44; total market value $1,020,000. (b)	$1,000,000	1,000,000
Barclays Capital, Inc., 0.07%, dated 09/24/15, due 10/01/15, repurchase price $500,007, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.00%, maturing 10/15/15 - 02/15/45; total market value $510,000. (b)	500,000	500,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $5,000,017, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $5,100,001. (b)	5,000,000	5,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $2,793,137, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $2,848,991. (b)	$2,793,128	$2,793,128

Total Repurchase Agreements (cost $9,293,128)		9,293,128

Total Investments (cost $150,191,267) (c) — 103.5%		160,518,842
Liabilities in excess of other assets — (3.5%)		(5,366,602)

NET ASSETS — 100.0%		$155,152,240

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $17,270,973, which was collateralized by repurchase agreements with a value of $9,293,128 and $8,164,034 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.88%, and maturity dates ranging from 10/08/15 - 11/15/44 a total value of $17,457,162.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $9,293,128.
(c)	At September 30, 2015, the tax basis cost of the Fund’s investments was $150,705,320, tax unrealized appreciation and depreciation were $21,070,104 and $(11,256,582), respectively.

ETF	Exchange Traded Fund
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$150,317,398	$—	$—	$150,317,398
Exchange Traded Fund	908,316	—	—	908,316
Repurchase Agreements	—	9,293,128	—	9,293,128

Total	$151,225,714	$9,293,128	$—	$160,518,842

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 97.9%

	Shares	Market Value
Aerospace & Defense 2.1%
AAR Corp.	51,000	$967,470
Cubic Corp.	20,400	855,576
Curtiss-Wright Corp.	28,515	1,779,906
Hexcel Corp.	56,200	2,521,132
Moog, Inc., Class A*	3,075	166,265
Triumph Group, Inc.	24,200	1,018,336
Vectrus, Inc.*	93,589	2,062,702

		9,371,387

Air Freight & Logistics 0.3%
Atlas Air Worldwide Holdings, Inc.*(a)	42,000	1,451,520

Airlines 0.7%
Hawaiian Holdings, Inc.*	113,813	2,808,905
JetBlue Airways Corp.*	16,600	427,782

		3,236,687

Auto Components 1.6%
Cooper Tire & Rubber Co.	91,800	3,627,018
Dana Holding Corp.(a)	117,930	1,872,728
Metaldyne Performance Group, Inc.	25,400	533,654
Stoneridge, Inc.*	74,100	914,394

		6,947,794

Banks 16.0%
1st Source Corp.	3,740	115,192
Ameris Bancorp	17,000	488,750
Banc of California, Inc.	186,800	2,292,036
Bank of Hawaii Corp.	48,565	3,083,392
Bank of Marin Bancorp	3,900	187,161
BankUnited, Inc.	92,850	3,319,387
Banner Corp.	8,600	410,822
BBCN Bancorp, Inc.(a)	16,700	250,834
Berkshire Hills Bancorp, Inc.	6,800	187,272
BNC Bancorp	4,800	106,704
Boston Private Financial Holdings, Inc.	12,900	150,930
Cascade Bancorp*	28,900	156,349
Cathay General Bancorp(a)	16,600	497,336
Chemical Financial Corp.	6,855	221,759
Citizens & Northern Corp.	6,800	132,736
Columbia Banking System, Inc.	6,917	215,880
Community Trust Bancorp, Inc.	12,857	456,552
CommunityOne Bancorp*	6,200	67,394
ConnectOne Bancorp, Inc.	8,280	159,804
Customers Bancorp, Inc.*	55,540	1,427,378
CVB Financial Corp.	140,338	2,343,645
East West Bancorp, Inc.	13,322	511,831
Enterprise Financial Services Corp.	26,400	664,488
Fidelity Southern Corp.	49,884	1,054,548
Financial Institutions, Inc.	13,700	339,486
First Bancorp	5,200	88,400
First Busey Corp.(a)	4,500	89,415
First Business Financial Services, Inc.(a)	17,000	399,840
First Citizens BancShares, Inc., Class A	1,400	316,400
First Commonwealth Financial Corp.(a)	107,300	975,357
First Community Bancshares, Inc.	20,100	359,790
First Financial Bancorp	104,855	2,000,633
First Financial Corp.	4,300	139,105
First Interstate BancSystem, Inc., Class A	44,600	1,241,664
First Merchants Corp.(a)	30,600	802,332
First Midwest Bancorp, Inc.(a)	27,800	487,612
First NBC Bank Holding Co.*(a)	23,900	837,456
First Niagara Financial Group, Inc.	35,696	364,456
First of Long Island Corp. (The)	4,000	108,120
FirstMerit Corp.	181,064	3,199,401
Flushing Financial Corp.	99,515	1,992,290
Franklin Financial Network, Inc.*(a)	16,700	373,245
Fulton Financial Corp.	101,400	1,226,940
German American Bancorp, Inc.	2,600	76,102
Glacier Bancorp, Inc.	86,100	2,272,179
Great Southern Bancorp, Inc.	8,600	372,380
Green Bancorp, Inc.*	13,500	154,710
Hampton Roads Bankshares, Inc.*(a)	16,500	31,350
Hanmi Financial Corp.	126,990	3,200,148
Heartland Financial USA, Inc.	22,500	816,525
Heritage Financial Corp.	10,800	203,256
Hilltop Holdings, Inc.*	43,800	867,678
Horizon Bancorp	10,300	244,625
IBERIABANK Corp.(a)	6,400	372,544
Independent Bank Corp.(a)	38,500	953,742
Investors Bancorp, Inc.	209,599	2,586,452
LegacyTexas Financial Group, Inc.	76,485	2,331,263
MainSource Financial Group, Inc.	20,100	409,236
MB Financial, Inc.(a)	4,981	162,580
National Penn Bancshares, Inc.	31,745	373,004
NBT Bancorp, Inc.	29,800	802,812
PacWest Bancorp(a)	10,700	458,067
Park Sterling Corp.	20,300	138,040
Peoples Financial Services Corp.(a)	12,000	419,160
Pinnacle Financial Partners, Inc.(a)	58,600	2,895,426
Preferred Bank, Los Angeles	35,600	1,124,960
PrivateBancorp, Inc.	80,400	3,081,732
Republic Bancorp, Inc., Class A	6,655	163,380
Sierra Bancorp	10,800	172,368
Simmons First National Corp., Class A	4,700	225,271
South State Corp.	5,674	436,160
Southwest Bancorp, Inc.	56,000	918,960
Stock Yards Bancorp, Inc.	4,300	156,305
Stonegate Bank	12,300	391,263
Texas Capital Bancshares, Inc.*	42,755	2,241,217
Tompkins Financial Corp.	3,900	208,104
TriCo Bancshares	67,300	1,653,561
TriState Capital Holdings, Inc.*	21,800	271,846
Triumph Bancorp, Inc.*	15,500	260,400
Trustmark Corp.(a)	9,800	227,066
Union Bankshares Corp.	9,081	217,944
Webster Financial Corp.	14,100	502,383
WesBanco, Inc.	46,000	1,446,700
West Bancorporation, Inc.	14,600	273,750
Wilshire Bancorp, Inc.	146,700	1,541,817
Wintrust Financial Corp.	31,500	1,683,045
Yadkin Financial Corp.	10,300	221,347

		71,404,980

Biotechnology 0.5%
Applied Genetic Technologies Corp.*(a)	1,900	24,966
Avalanche Biotechnologies, Inc.*(a)	1,700	14,008
Cara Therapeutics, Inc.*	8,700	124,323
Celldex Therapeutics, Inc.*(a)	23,500	247,690
Dicerna Pharmaceuticals, Inc.*(a)	6,000	49,260
Immune Design Corp.*(a)	3,400	41,480
Kite Pharma, Inc.*(a)	6,900	384,192
Lexicon Pharmaceuticals, Inc.*(a)	35,900	385,566

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
Sage Therapeutics, Inc.*(a)	7,200	$304,704
Ultragenyx Pharmaceutical, Inc.*	4,400	423,764
XOMA Corp.*(a)	440,300	330,973
Zafgen, Inc.*	2,800	89,460

		2,420,386

Building Products 1.0%
Armstrong World Industries, Inc.*	53,040	2,532,129
Gibraltar Industries, Inc.*	10,800	198,180
Simpson Manufacturing Co., Inc.	50,130	1,678,854

		4,409,163

Capital Markets 1.9%
Arlington Asset Investment Corp., Class A(a)	77,800	1,093,090
BGC Partners, Inc., Class A	78,000	641,160
Cowen Group, Inc., Class A*(a)	162,533	741,150
Diamond Hill Investment Group, Inc.	12,690	2,360,848
INTL. FCStone, Inc.*	4,500	111,105
Investment Technology Group, Inc.	14,700	196,098
Piper Jaffray Cos.*	27,700	1,001,909
Pzena Investment Management, Inc., Class A	80,112	712,997
Stifel Financial Corp.*	17,400	732,540
Waddell & Reed Financial, Inc., Class A	31,800	1,105,686

		8,696,583

Chemicals 2.0%
A. Schulman, Inc.	25,200	818,244
Chemtura Corp.*	48,104	1,376,736
Flotek Industries, Inc.*	102,985	1,719,850
FutureFuel Corp.	25,900	255,892
Innophos Holdings, Inc.	32,855	1,302,372
Innospec, Inc.	2,900	134,879
Methanex Corp.	24,123	799,919
Minerals Technologies, Inc.	29,800	1,435,168
Trinseo SA*(a)	45,300	1,143,825

		8,986,885

Commercial Services & Supplies 1.9%
ABM Industries, Inc.	71,000	1,939,010
ACCO Brands Corp.*	283,900	2,007,173
ARC Document Solutions, Inc.*	34,300	204,085
Essendant, Inc.	7,700	249,711
Kimball International, Inc., Class B	30,800	291,368
Quad/Graphics, Inc.	181,800	2,199,780
RR Donnelley & Sons Co.	16,697	243,108
Viad Corp.	27,700	803,023
West Corp.	24,800	555,520

		8,492,778

Communications Equipment 2.0%
Comtech Telecommunications Corp.	18,700	385,407
EMCORE Corp.*	151,746	1,031,873
Extreme Networks, Inc.*	143,100	480,816
Harmonic, Inc.*	385,960	2,238,568
NetScout Systems, Inc.*	60,955	2,155,978
Ubiquiti Networks, Inc.	79,760	2,703,067

		8,995,709

Construction & Engineering 1.0%
Argan, Inc.	29,400	1,019,592
Comfort Systems USA, Inc.	28,925	788,495
EMCOR Group, Inc.	43,800	1,938,150
Tutor Perini Corp.*(a)	30,108	495,578

		4,241,815

Consumer Finance 0.5%
Cash America International, Inc.(a)	76,500	2,139,705

Containers & Packaging 0.5%
Silgan Holdings, Inc.	41,695	2,169,808

Diversified Consumer Services 0.6%
K12, Inc.*	54,700	680,468
Service Corp. International	80,910	2,192,661

		2,873,129

Diversified Financial Services 0.3%
CBOE Holdings, Inc.	19,635	1,317,116
GAIN Capital Holdings, Inc.	17,200	125,216

		1,442,332

Diversified Telecommunication Services 1.0%
IDT Corp., Class B	45,500	650,650
Inteliquent, Inc.	110,700	2,471,931
Lumos Networks Corp.	125,748	1,529,096

		4,651,677

Electric Utilities 2.7%
Cleco Corp.(a)	20,000	1,064,800
El Paso Electric Co.(a)	21,300	784,266
Empire District Electric Co. (The)(a)	15,400	339,262
Genie Energy Ltd., Class B*(a)	22,500	185,175
Great Plains Energy, Inc.	83,080	2,244,822
IDACORP, Inc.	30,600	1,980,126
MGE Energy, Inc.	9,850	405,721
PNM Resources, Inc.	26,400	740,520
Spark Energy, Inc., Class A(a)	23,500	388,925
UIL Holdings Corp.(a)	25,933	1,303,652
Unitil Corp.	8,100	298,728
Westar Energy, Inc.	64,855	2,493,026

		12,229,023

Electrical Equipment 0.7%
EnerSys	19,500	1,044,810
General Cable Corp.(a)	169,500	2,017,050

		3,061,860

Electronic Equipment, Instruments & Components 4.0%
Benchmark Electronics, Inc.*	75,675	1,646,688
Fabrinet*	63,100	1,156,623
GSI Group, Inc.*	20,900	266,057
Insight Enterprises, Inc.*	112,000	2,895,200
Kimball Electronics, Inc.*	76,650	914,435
Littelfuse, Inc.(a)	6,014	548,176
National Instruments Corp.	51,880	1,441,745
OSI Systems, Inc.*	26,820	2,064,067
Sanmina Corp.*	164,911	3,524,148
Universal Display Corp.*	67,416	2,285,402
Vishay Intertechnology, Inc.(a)	94,900	919,581

		17,662,122

Energy Equipment & Services 1.1%
Atwood Oceanics, Inc.(a)	130,600	1,934,186
Basic Energy Services, Inc.*(a)	14,000	46,200
C&J Energy Services Ltd.*(a)	88,500	311,520
Dril-Quip, Inc.*	16,255	946,366
Forum Energy Technologies, Inc.*	20,600	251,526
Helix Energy Solutions Group, Inc.*	83,500	399,965
Hornbeck Offshore Services, Inc.*(a)	41,300	558,789
Parker Drilling Co.*	117,800	309,814
Superior Energy Services, Inc.	17,426	220,090
Tesco Corp.	9,100	64,974

		5,043,430

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food & Staples Retailing 1.4%
Andersons, Inc. (The)	13,250	$451,295
Rite Aid Corp.*	192,800	1,170,296
SpartanNash Co.	103,315	2,670,693
SUPERVALU, Inc.*	229,100	1,644,938
Village Super Market, Inc., Class A	6,100	144,021

		6,081,243

Food Products 1.1%
B&G Foods, Inc.	75,005	2,733,932
Blue Buffalo Pet Products, Inc.*	14,400	257,904
Dean Foods Co.	3,700	61,124
John B. Sanfilippo & Son, Inc.	14,600	748,396
Pinnacle Foods, Inc.	24,100	1,009,308

		4,810,664

Gas Utilities 1.7%
Laclede Group, Inc. (The)(a)	9,400	512,582
New Jersey Resources Corp.	107,600	3,231,228
Northwest Natural Gas Co.	18,700	857,208
Southwest Gas Corp.	26,300	1,533,816
WGL Holdings, Inc.	28,000	1,614,760

		7,749,594

Health Care Equipment & Supplies 2.4%
Cynosure, Inc., Class A*	23,700	711,948
Greatbatch, Inc.*(a)	37,600	2,121,392
ICU Medical, Inc.*	14,800	1,620,600
Integra LifeSciences Holdings Corp.*	25,717	1,531,448
NuVasive, Inc.*	28,400	1,369,448
Sientra, Inc.*	4,700	47,705
Sirona Dental Systems, Inc.*	13,839	1,291,732
Tornier NV*	20,818	424,479
Wright Medical Group, Inc.*	73,550	1,546,021

		10,664,773

Health Care Providers & Services 2.6%
Air Methods Corp.*	65,280	2,225,395
Alliance HealthCare Services, Inc.*	2,900	28,304
Cross Country Healthcare, Inc.*	146,200	1,989,782
Kindred Healthcare, Inc.	28,300	445,725
Molina Healthcare, Inc.*(a)	34,200	2,354,670
PharMerica Corp.*	7,000	199,290
U.S. Physical Therapy, Inc.	47,809	2,146,146
WellCare Health Plans, Inc.*	25,825	2,225,599

		11,614,911

Hotels, Restaurants & Leisure 1.3%
Bojangles’, Inc.*(a)	3,300	55,770
Brinker International, Inc.	65,410	3,445,145
Dave & Buster’s Entertainment, Inc.*	6,400	242,112
Fogo De Chao, Inc.*(a)	5,500	85,800
Isle of Capri Casinos, Inc.*	27,700	483,088
Monarch Casino & Resort, Inc.*	50,501	907,503
Ruth’s Hospitality Group, Inc.	43,500	706,440
Speedway Motorsports, Inc.	5,000	90,250

		6,016,108

Household Durables 1.6%
Helen of Troy Ltd.*(a)	39,000	3,482,700
Lifetime Brands, Inc.	25,474	356,127
M/I Homes, Inc.*	84,545	1,993,571
Ryland Group, Inc. (The)	21,600	881,928
Skullcandy, Inc.*	111,906	618,840

		7,333,166

Household Products 0.3%
Central Garden & Pet Co., Class A*	93,700	1,509,507

Independent Power and Renewable Electricity Producers 0.5%
Atlantic Power Corp.(a)	223,900	416,454
Dynegy, Inc.*	79,500	1,643,265
Ormat Technologies, Inc.(a)	6,100	207,583

		2,267,302

Information Technology Services 1.3%
Everi Holdings, Inc.*	161,300	827,469
EVERTEC, Inc.	101,560	1,835,189
Forrester Research, Inc.	41,409	1,301,899
Sykes Enterprises, Inc.*	78,000	1,989,000

		5,953,557

Insurance 3.7%
American Equity Investment Life Holding Co.(a)	116,200	2,708,622
AMERISAFE, Inc.	28,500	1,417,305
AmTrust Financial Services, Inc.(a)	17,856	1,124,571
Aspen Insurance Holdings Ltd.	18,300	850,401
Assured Guaranty Ltd.	14,100	352,500
CNO Financial Group, Inc.	192,100	3,613,401
Fidelity & Guaranty Life	20,800	510,432
First American Financial Corp.(a)	12,300	480,561
Horace Mann Educators Corp.	2,600	86,372
Maiden Holdings Ltd.(a)	128,200	1,779,416
Selective Insurance Group, Inc.	23,000	714,380
Stewart Information Services Corp.	23,700	969,567
Symetra Financial Corp.	51,000	1,613,640
United Fire Group, Inc.(a)	9,800	343,490

		16,564,658

Internet Software & Services 0.5%
Blucora, Inc.*(a)	49,400	680,238
Monster Worldwide, Inc.*	242,823	1,558,924

		2,239,162

Leisure Products 0.1%
MCBC Holdings, Inc.*	16,700	216,432

Life Sciences Tools & Services 0.5%
Bio-Rad Laboratories, Inc., Class A*	17,483	2,348,142

Machinery 3.3%
Global Brass & Copper Holdings, Inc.	115,100	2,360,701
Hurco Cos., Inc.	3,300	86,592
Hyster-Yale Materials Handling, Inc.	10,300	595,649
John Bean Technologies Corp.	60,645	2,319,671
Kadant, Inc.	30,200	1,178,102
Meritor, Inc.*	159,800	1,698,674
Mueller Industries, Inc.	84,770	2,507,497
Mueller Water Products, Inc., Class A	182,155	1,395,307
Woodward, Inc.	59,309	2,413,876

		14,556,069

Marine 0.6%
Matson, Inc.	73,100	2,813,619

Media 1.6%
E.W. Scripps Co. (The), Class A(a)	117,640	2,078,699
Journal Media Group, Inc.	35,979	269,843
Martha Stewart Living Omnimedia, Inc., Class A*	234,200	1,395,832
Morningstar, Inc.	28,955	2,323,928
Sinclair Broadcast Group, Inc., Class A(a)	43,300	1,096,356

		7,164,658

Metals & Mining 0.6%
Commercial Metals Co.(a)	108,400	1,468,820
Schnitzer Steel Industries, Inc., Class A	58,000	785,320

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Metals & Mining (continued)
Worthington Industries, Inc.	17,800	$471,344

		2,725,484

Multiline Retail 0.0%†
Ollie’s Bargain Outlet Holdings, Inc.*	8,000	129,360

Multi-Utilities 0.8%
NorthWestern Corp.	21,600	1,162,728
Vectren Corp.	52,265	2,195,653

		3,358,381

Oil, Gas & Consumable Fuels 2.1%
Bill Barrett Corp.*(a)	51,600	170,280
Bonanza Creek Energy, Inc.*(a)	38,000	154,660
Callon Petroleum Co.*	293,700	2,141,073
Delek US Holdings, Inc.	45,500	1,260,350
Energy XXI Ltd.(a)	30,132	31,638
Gastar Exploration, Inc.*	51,700	59,455
Green Plains, Inc.	72,600	1,412,796
Infinity Bio-Energy Ltd.*(b)	155,500	0
Oasis Petroleum, Inc.*(a)	24,900	216,132
Pacific Ethanol, Inc.*(a)	104,700	679,503
Panhandle Oil and Gas, Inc., Class A(a)	5,700	92,112
Renewable Energy Group, Inc.*	112,878	934,630
REX American Resources Corp.*(a)	8,500	430,270
Rex Energy Corp.*(a)	485,500	1,004,985
SandRidge Energy, Inc.*(a)	163,300	44,091
Stone Energy Corp.*(a)	47,800	237,088
Western Refining, Inc.	3,400	150,008
World Fuel Services Corp.	6,900	247,020

		9,266,091

Paper & Forest Products 0.5%
Domtar Corp.(a)	8,100	289,575
KapStone Paper and Packaging Corp.	92,925	1,534,192
P.H. Glatfelter Co.	9,000	154,980
Schweitzer-Mauduit International, Inc.	3,900	134,082

		2,112,829

Personal Products 0.1%
Revlon, Inc., Class A*	8,100	238,545

Pharmaceuticals 0.7%
Amphastar Pharmaceuticals, Inc.*	18,200	212,758
Impax Laboratories, Inc.*	10,700	376,747
Lannett Co., Inc.*	36,965	1,534,787
Medicines Co. (The)*(a)	16,900	641,524
Revance Therapeutics, Inc.*(a)	5,300	157,728
ZS Pharma, Inc.*(a)	1,900	124,754

		3,048,298

Professional Services 1.5%
CRA International, Inc.*	13,400	289,172
Heidrick & Struggles International, Inc.	17,000	330,650
Kelly Services, Inc., Class A	64,300	909,202
Korn/Ferry International	77,800	2,572,846
Resources Connection, Inc.	44,700	673,629
RPX Corp.*	41,700	572,124
TrueBlue, Inc.*	30,900	694,323
VSE Corp.	16,600	665,162

		6,707,108

Real Estate Investment Trusts (REITs) 10.9%
Acadia Realty Trust	7,200	216,504
Agree Realty Corp.	6,600	197,010
American Assets Trust, Inc.	8,300	339,138
American Campus Communities, Inc.	26,300	953,112
Anworth Mortgage Asset Corp.	284,900	1,407,406
Armada Hoffler Properties, Inc.	13,300	129,941
ARMOUR Residential REIT, Inc.	29,600	593,184
Ashford Hospitality Prime, Inc.	48,917	686,305
Ashford Hospitality Trust, Inc.	212,500	1,296,250
Blackstone Mortgage Trust, Inc., Class A	65,800	1,805,552
Bluerock Residential Growth REIT, Inc.	20,300	243,194
Capstead Mortgage Corp.	203,600	2,013,604
Cedar Realty Trust, Inc.	96,700	600,507
Chambers Street Properties	161,300	1,046,837
Chatham Lodging Trust	17,900	384,492
Chesapeake Lodging Trust	29,400	766,164
CoreSite Realty Corp.	38,300	1,970,152
Cousins Properties, Inc.	198,100	1,826,482
CubeSmart	65,955	1,794,636
CyrusOne, Inc.	33,700	1,100,642
DCT Industrial Trust, Inc.	55,300	1,861,398
DiamondRock Hospitality Co.	229,500	2,535,975
EastGroup Properties, Inc.	3,200	173,376
Education Realty Trust, Inc.	18,633	613,957
EPR Properties	8,900	458,973
Extra Space Storage, Inc.	10,500	810,180
FelCor Lodging Trust, Inc.	61,400	434,098
First Industrial Realty Trust, Inc.	128,400	2,689,980
Franklin Street Properties Corp.	7,400	79,550
GEO Group, Inc. (The)	31,900	948,706
Getty Realty Corp.	8,600	135,880
Government Properties Income Trust	6,800	108,800
Hersha Hospitality Trust	89,800	2,034,868
Home Properties, Inc.	3,400	254,150
Hudson Pacific Properties, Inc.	14,500	417,455
Kite Realty Group Trust	47,450	1,129,784
LaSalle Hotel Properties	6,800	193,052
LTC Properties, Inc.	12,000	512,040
National Storage Affiliates Trust	23,100	313,005
NorthStar Realty Finance Corp.	80,925	999,424
Parkway Properties, Inc.	62,900	978,724
Potlatch Corp.	51,000	1,468,290
QTS Realty Trust, Inc., Class A	10,600	463,114
RAIT Financial Trust	95,000	471,200
Ramco-Gershenson Properties Trust	18,800	282,188
Redwood Trust, Inc.	109,700	1,518,248
Retail Opportunity Investments Corp.	116,600	1,928,564
Rouse Properties, Inc.	20,600	320,948
Silver Bay Realty Trust Corp.	32,500	520,325
Summit Hotel Properties, Inc.	201,000	2,345,670
Sun Communities, Inc.	8,900	603,064
Sunstone Hotel Investors, Inc.	116,456	1,540,713

		48,516,811

Real Estate Management & Development 0.2%
Alexander & Baldwin, Inc.	23,400	803,322

Road & Rail 1.4%
AMERCO	7,200	2,832,984
ArcBest Corp.	15,800	407,166
Genesee & Wyoming, Inc., Class A*	15,091	891,576
Universal Truckload Services, Inc.(a)	5,200	80,964
Werner Enterprises, Inc.	85,855	2,154,961

		6,367,651

Semiconductors & Semiconductor Equipment 2.2%
Alpha & Omega Semiconductor Ltd.*	31,306	243,874
Amkor Technology, Inc.*	96,800	434,632
CEVA, Inc.*	92,140	1,711,040

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Cypress Semiconductor Corp.*	349,708	$2,979,512
Fairchild Semiconductor International, Inc.*	60,400	848,016
First Solar, Inc.*	27,700	1,184,175
IXYS Corp.	31,900	356,004
MKS Instruments, Inc.	23,900	801,367
Ultra Clean Holdings, Inc.*	183,300	1,052,142
Xcerra Corp.*	59,700	374,916

		9,985,678

Software 2.6%
A10 Networks, Inc.*	106,800	639,732
CommVault Systems, Inc.*	52,745	1,791,220
EnerNOC, Inc.*(a)	101,700	803,430
Imperva, Inc.*(a)	21,700	1,420,916
Progress Software Corp.*	13,800	356,454
RingCentral, Inc., Class A*	66,000	1,197,900
Rovi Corp.*	36,700	384,983
Take-Two Interactive Software, Inc.*(a)	120,700	3,467,711
Tangoe, Inc.*	203,000	1,461,600

		11,523,946

Specialty Retail 2.9%
Barnes & Noble Education, Inc.*	11,060	140,573
Barnes & Noble, Inc.	17,500	211,925
Big 5 Sporting Goods Corp.	67,363	699,228
Caleres, Inc.	110,685	3,379,213
Cato Corp. (The), Class A	8,600	292,658
Children’s Place, Inc. (The)	37,300	2,151,091
Citi Trends, Inc.	22,600	528,388
Hibbett Sports, Inc.*	58,450	2,046,334
Office Depot, Inc.*	345,400	2,217,468
Party City Holdco, Inc.*	8,700	138,939
Pier 1 Imports, Inc.	116,550	804,195
Tilly’s, Inc., Class A*	54,200	398,912

		13,008,924

Textiles, Apparel & Luxury Goods 1.2%
Iconix Brand Group, Inc.*	62,420	843,919
Movado Group, Inc.	87,080	2,249,276
Steven Madden Ltd.*	60,020	2,197,932

		5,291,127

Thrifts & Mortgage Finance 3.0%
BankFinancial Corp.	4,900	60,907
Capitol Federal Financial, Inc.	123,405	1,495,669
Charter Financial Corp.	24,900	315,732
First Defiance Financial Corp.	9,400	343,664
Flagstar Bancorp, Inc.*	164,757	3,387,404
HomeStreet, Inc.*	106,900	2,469,390
Meta Financial Group, Inc.	8,000	334,160
PennyMac Financial Services, Inc., Class A*	81,400	1,302,400
Provident Financial Services, Inc.	15,900	310,050
TrustCo Bank Corp.	283,185	1,653,800
United Community Financial Corp.	24,200	121,000
Walker & Dunlop, Inc.*	63,700	1,661,296
WSFS Financial Corp.	3,300	95,073

		13,550,545

Water Utilities 0.3%
American States Water Co.	18,300	757,620
Artesian Resources Corp., Class A(a)	3,900	94,146
California Water Service Group	14,500	320,740
Consolidated Water Co., Ltd.(a)	16,000	185,600

		1,358,106

Total Common Stocks (cost $400,323,002)		437,824,544

Repurchase Agreements 2.7%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.06%, dated 09/29/15, due 10/06/15, repurchase price $3,000,035, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 5.25%, maturing 11/15/15 - 05/15/44; total market value $3,060,001. (c)	$3,000,000	3,000,000
Barclays Capital, Inc., 0.07%, dated 09/24/15, due 10/01/15, repurchase price $500,007, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.00%, maturing 10/15/15 - 02/15/45; total market value $510,000. (c)	500,000	500,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $4,000,013, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $4,080,001. (c)	4,000,000	4,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $4,742,592, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $4,837,428. (c)	4,742,576	4,742,576

Total Repurchase Agreements (cost $12,242,576)		12,242,576

Total Investments (cost $412,565,578) (d) — 100.6%		450,067,120
Liabilities in excess of other assets — (0.6%)		(2,785,179)

NET ASSETS — 100.0%		$447,281,941

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

(a)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $34,281,688, which was collateralized by repurchase agreements with a value of $12,242,576 and $22,801,539 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.88%, and maturity dates ranging from 10/08/15 - 11/15/44 a total value of $35,044,115.
(b)	Fair valued security.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $12,242,576.
(d)	At September 30, 2015, the tax basis cost of the Fund’s investments was $413,811,211, tax unrealized appreciation and depreciation were $80,101,548 and $(43,845,639), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NV	Public Traded Company
REIT	Real Estate Investment Trust
SA	Stock Company

At September 30, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
38	Russell 2000 Mini Future	12/18/15	$4,164,420	$(220,856)

At September 30, 2015, the fund had $390,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,371,387	$—	$—	$9,371,387
Air Freight & Logistics	1,451,520	—	—	1,451,520
Airlines	3,236,687	—	—	3,236,687
Auto Components	6,947,794	—	—	6,947,794
Banks	71,404,980	—	—	71,404,980
Biotechnology	2,420,386	—	—	2,420,386
Building Products	4,409,163	—	—	4,409,163
Capital Markets	8,696,583	—	—	8,696,583
Chemicals	8,986,885	—	—	8,986,885
Commercial Services & Supplies	8,492,778	—	—	8,492,778
Communications Equipment	8,995,709	—	—	8,995,709
Construction & Engineering	4,241,815	—	—	4,241,815
Consumer Finance	2,139,705	—	—	2,139,705
Containers & Packaging	2,169,808	—	—	2,169,808
Diversified Consumer Services	2,873,129	—	—	2,873,129
Diversified Financial Services	1,442,332	—	—	1,442,332
Diversified Telecommunication Services	4,651,677	—	—	4,651,677
Electric Utilities	12,229,023	—	—	12,229,023
Electrical Equipment	3,061,860	—	—	3,061,860
Electronic Equipment, Instruments & Components	17,662,122	—	—	17,662,122
Energy Equipment & Services	5,043,430	—	—	5,043,430
Food & Staples Retailing	6,081,243	—	—	6,081,243
Food Products	4,810,664	—	—	4,810,664
Gas Utilities	7,749,594	—	—	7,749,594
Health Care Equipment & Supplies	10,664,773	—	—	10,664,773
Health Care Providers & Services	11,614,911	—	—	11,614,911
Hotels, Restaurants & Leisure	6,016,108	—	—	6,016,108

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Household Durables	$7,333,166	$—	$—	$7,333,166
Household Products	1,509,507	—	—	1,509,507
Independent Power and Renewable Electricity Producers	2,267,302	—	—	2,267,302
Information Technology Services	5,953,557	—	—	5,953,557
Insurance	16,564,658	—	—	16,564,658
Internet Software & Services	2,239,162	—	—	2,239,162
Leisure Products	216,432	—	—	216,432
Life Sciences Tools & Services	2,348,142	—	—	2,348,142
Machinery	14,556,069	—	—	14,556,069
Marine	2,813,619	—	—	2,813,619
Media	7,164,658	—	—	7,164,658
Metals & Mining	2,725,484	—	—	2,725,484
Multiline Retail	129,360	—	—	129,360
Multi-Utilities	3,358,381	—	—	3,358,381
Oil, Gas & Consumable Fuels	9,266,091	—	—	9,266,091
Paper & Forest Products	2,112,829	—	—	2,112,829
Personal Products	238,545	—	—	238,545
Pharmaceuticals	3,048,298	—	—	3,048,298
Professional Services	6,707,108	—	—	6,707,108
Real Estate Investment Trusts (REITs)	48,516,811	—	—	48,516,811
Real Estate Management & Development	803,322	—	—	803,322
Road & Rail	6,367,651	—	—	6,367,651
Semiconductors & Semiconductor Equipment	9,985,678	—	—	9,985,678
Software	11,523,946	—	—	11,523,946
Specialty Retail	13,008,924	—	—	13,008,924
Textiles, Apparel & Luxury Goods	5,291,127	—	—	5,291,127
Thrifts & Mortgage Finance	13,550,545	—	—	13,550,545
Water Utilities	1,358,106	—	—	1,358,106

Total Common Stocks	$437,824,544	$—	$—	$437,824,544

Repurchase Agreements	—	12,242,576	—	12,242,576

Total Assets	$437,824,544	$12,242,576	$—	$450,067,120

Liabilities:
Futures Contracts	(220,856)	—	—	(220,856)

Total Liabilities	$(220,856)	$—	$—	$(220,856)

Total	$437,603,688	$12,242,576	$—	$449,846,264

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended September 30, 2015, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2015

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(220,856)

Total		$(220,856)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 95.2%

	Shares	Market Value
AUSTRALIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
AET & D Holdings No. 1*(a)	106,305	$0

AUSTRIA 0.0%†
Real Estate Management & Development 0.0%†
Immofinanz AG*(a)	103,675	0

BERMUDA 1.6%
Insurance 1.4%
Endurance Specialty Holdings Ltd.(b)	20,400	1,245,012
Maiden Holdings Ltd.(b)	113,900	1,580,932
PartnerRe Ltd.	12,100	1,680,448
Validus Holdings Ltd.	36,217	1,632,300

		6,138,692

Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-Energy Ltd.*(a)	94,500	0

Thrifts & Mortgage Finance 0.2%
Essent Group Ltd.*	28,410	705,989

		6,844,681

CANADA 1.3%
Beverages 0.3%
Cott Corp.	101,827	1,102,786

Energy Equipment & Services 0.1%
Pason Systems, Inc.	44,200	621,350

Food & Staples Retailing 0.1%
North West Co., Inc. (The)	10,800	227,897

Paper & Forest Products 0.2%
Stella-Jones, Inc.	25,700	828,678

Software 0.6%
Computer Modelling Group Ltd.	84,600	718,260
Constellation Software, Inc.	3,500	1,467,011
Descartes Systems Group, Inc. (The)*	20,200	357,338
Enghouse Systems Ltd.	8,300	332,684

		2,875,293

		5,656,004

CHINA 0.0%†
Internet Software & Services 0.0%†
Youku Tudou, Inc.*	2	2

GREECE 0.2%
Oil, Gas & Consumable Fuels 0.2%
Aegean Marine Petroleum Network, Inc.	100,153	675,031

IRELAND 0.8%
Life Sciences Tools & Services 0.8%
ICON PLC*(b)	46,460	3,297,266

ISRAEL 0.8%
Building Products 0.1%
Caesarstone Sdot-Yam Ltd.(b)	19,837	603,045

Electronic Equipment, Instruments & Components 0.2%
SuperCom Ltd.*(b)	118,210	945,680

Semiconductors & Semiconductor Equipment 0.3%
Tower Semiconductor Ltd.*	89,600	1,153,152

Software 0.2%
CyberArk Software Ltd.*(b)	8,730	437,722
NICE-Systems Ltd., ADR	5,400	304,182

		741,904

		3,443,781

LUXEMBOURG 0.4%
Chemicals 0.2%
Orion Engineered Carbons SA(b)	61,100	882,895

Software 0.2%
Globant SA*(b)	33,370	1,020,788

		1,903,683

MONACO 0.4%
Oil, Gas & Consumable Fuels 0.4%
Scorpio Tankers, Inc.	181,296	1,662,484

NETHERLANDS 0.6%
Energy Equipment & Services 0.2%
Core Laboratories NV(b)	10,300	1,027,940

Software 0.4%
AVG Technologies NV*	66,018	1,435,892

		2,463,832

PUERTO RICO 0.2%
Banks 0.2%
Popular, Inc.	32,390	979,150

SWITZERLAND 0.6%
Insurance 0.4%
Allied World Assurance Co. Holdings AG	43,200	1,648,944

Technology Hardware, Storage & Peripherals 0.2%
Logitech International SA REG(b)	79,100	1,037,001

		2,685,945

UNITED KINGDOM 0.4%
Capital Markets 0.4%
OM Asset Management PLC	124,329	1,917,153

UNITED STATES 87.9%
Aerospace & Defense 0.7%
Astronics Corp.*	7,100	287,053
Curtiss-Wright Corp.	12,740	795,231
Engility Holdings, Inc.	48,800	1,258,064
Vectrus, Inc.*	34,900	769,196

		3,109,544

Air Freight & Logistics 0.5%
Atlas Air Worldwide Holdings, Inc.*	29,100	1,005,696
Forward Air Corp.	17,600	730,224
Park-Ohio Holdings Corp.	9,914	286,118

		2,022,038

Airlines 0.5%
Allegiant Travel Co.(b)	9,496	2,053,510

Auto Components 0.9%
Drew Industries, Inc.	9,500	518,795
Gentex Corp.	21,700	336,350
Goodyear Tire & Rubber Co. (The)(b)	56,200	1,648,346
Stoneridge, Inc.*	104,559	1,290,258

		3,793,749

Banks 11.4%
Ameris Bancorp	52,833	1,518,949
Banc of California, Inc.	98,795	1,212,215
Bank of Hawaii Corp.	22,100	1,403,129
Bank of the Ozarks, Inc.	47,320	2,070,723
BankUnited, Inc.	13,800	493,350
Berkshire Hills Bancorp, Inc.	48,800	1,343,952

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Banks (continued)
BNC Bancorp	66,200	$1,471,626
Chemical Financial Corp.	56,755	1,836,024
Community Bank System, Inc.	15,100	561,267
CVB Financial Corp.	49,900	833,330
Eagle Bancorp, Inc.*	20,350	925,925
First Connecticut Bancorp, Inc.	38,200	615,784
First Financial Bankshares, Inc.	71,600	2,275,448
First Merchants Corp.	51,600	1,352,952
First NBC Bank Holding Co.*	2,783	97,516
FNB Corp.	50,100	648,795
Franklin Financial Network, Inc.*(b)	58,415	1,305,575
Fulton Financial Corp.	143,500	1,736,350
Great Western Bancorp, Inc.	61,200	1,552,644
Hanmi Financial Corp.	60,100	1,514,520
Lakeland Financial Corp.	32,135	1,450,895
LegacyTexas Financial Group, Inc.	50,900	1,551,432
Old National Bancorp(b)	128,300	1,787,219
Pacific Premier Bancorp, Inc.*	76,400	1,552,448
PacWest Bancorp	15,300	654,993
Pinnacle Financial Partners, Inc.	14,160	699,646
PrivateBancorp, Inc.	16,670	638,961
ServisFirst Bancshares, Inc.	32,287	1,340,879
Signature Bank*	9,282	1,276,832
Simmons First National Corp., Class A	28,274	1,355,173
Southside Bancshares, Inc.	41,369	1,139,716
Sterling Bancorp	105,800	1,573,246
TriState Capital Holdings, Inc.*	115,121	1,435,559
WesBanco, Inc.	42,400	1,333,480
Westamerica Bancorporation	5,800	257,752
Western Alliance Bancorp*	79,920	2,454,342
Wintrust Financial Corp.	37,500	2,003,625
Yadkin Financial Corp.	62,100	1,334,529

		48,610,801

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*	3,600	758,196

Biotechnology 1.5%
Bluebird Bio, Inc.*	3,300	282,315
Cepheid*(b)	11,670	527,484
Clovis Oncology, Inc.*	4,300	395,428
Dyax Corp.*	17,380	331,784
Eagle Pharmaceuticals, Inc.*(b)	10,822	801,153
Emergent BioSolutions, Inc.*	49,244	1,402,961
Neurocrine Biosciences, Inc.*	10,990	437,292
PDL BioPharma, Inc.(b)	142,700	717,781
Repligen Corp.*	23,210	646,399
Ultragenyx Pharmaceutical, Inc.*	10,180	980,436

		6,523,033

Building Products 2.5%
A.O. Smith Corp.	30,370	1,979,820
AAON, Inc.	57,350	1,111,443
Advanced Drainage Systems, Inc.	10,000	289,300
Apogee Enterprises, Inc.	18,180	811,737
Continental Building Products, Inc.*	104,298	2,142,280
Lennox International, Inc.	12,650	1,433,625
Masonite International Corp.*(b)	12,510	757,856
NCI Building Systems, Inc.*(b)	67,280	711,150
PGT, Inc.*	114,727	1,408,848

		10,646,059

Capital Markets 2.2%
American Capital Ltd.*	104,900	1,275,584
Cowen Group, Inc., Class A*(b)	183,120	835,027
Hercules Technology Growth Capital, Inc.	135,319	1,368,075
HFF, Inc., Class A	19,394	654,741
Solar Capital Ltd.	87,448	1,383,428
TCP Capital Corp.(b)	99,088	1,343,633
TPG Specialty Lending, Inc.(b)	78,226	1,285,253
TriplePoint Venture Growth BDC Corp.	113,878	1,154,723
WisdomTree Investments, Inc.(b)	15,320	247,112

		9,547,576

Chemicals 2.0%
American Vanguard Corp.	78,600	908,616
Balchem Corp.	17,800	1,081,706
Cabot Corp.	24,700	779,532
Chemours Co. (The)	50,200	324,794
Ferro Corp.*	102,400	1,121,280
Minerals Technologies, Inc.	24,130	1,162,101
NewMarket Corp.	800	285,600
Olin Corp.(b)	39,200	658,952
Quaker Chemical Corp.	3,500	269,780
Sensient Technologies Corp.	33,400	2,047,420

		8,639,781

Commercial Services & Supplies 2.4%
ARC Document Solutions, Inc.*	136,900	814,555
Deluxe Corp.	25,700	1,432,518
Ennis, Inc.	52,795	916,521
Essendant, Inc.	13,582	440,464
G&K Services, Inc., Class A	5,200	346,424
Healthcare Services Group, Inc.	32,450	1,093,565
Knoll, Inc.	60,100	1,320,998
Mobile Mini, Inc.(b)	18,120	557,915
Pitney Bowes, Inc.(b)	48,800	968,680
Rollins, Inc.	59,712	1,604,462
Team, Inc.*	7,500	240,900
UniFirst Corp.	3,900	416,559

		10,153,561

Communications Equipment 0.3%
NetScout Systems, Inc.*	28,600	1,011,582
Novatel Wireless, Inc.*(b)	208,565	460,929

		1,472,511

Construction & Engineering 0.4%
EMCOR Group, Inc.	24,500	1,084,125
Orion Marine Group, Inc.*	95,400	570,492

		1,654,617

Construction Materials 0.3%
Eagle Materials, Inc.	6,400	437,888
Headwaters, Inc.*	38,760	728,688

		1,166,576

Consumer Finance 0.6%
Encore Capital Group, Inc.*(b)	37,460	1,386,020
PRA Group, Inc.*(b)	26,300	1,391,796

		2,777,816

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Containers & Packaging 0.8%
AptarGroup, Inc.	26,500	$1,747,940
Berry Plastics Group, Inc.*	30,650	921,646
Silgan Holdings, Inc.	18,600	967,944

		3,637,530

Distributors 0.4%
Pool Corp.	23,600	1,706,280

Diversified Consumer Services 1.0%
2U, Inc.*	8,320	298,688
Bright Horizons Family Solutions, Inc.*(b)	36,857	2,367,694
Carriage Services, Inc.	66,300	1,431,417

		4,097,799

Diversified Financial Services 0.5%
MarketAxess Holdings, Inc.	23,470	2,179,894

Diversified Telecommunication Services 0.2%
Iridium Communications, Inc.*(b)	144,500	888,675

Electric Utilities 1.5%
ALLETE, Inc.	26,200	1,322,838
IDACORP, Inc.	40,100	2,594,871
PNM Resources, Inc.	46,200	1,295,910
Portland General Electric Co.	34,200	1,264,374

		6,477,993

Electrical Equipment 0.3%
Franklin Electric Co., Inc.	11,800	321,314
General Cable Corp.(b)	64,700	769,930
Thermon Group Holdings, Inc.*	9,100	187,005

		1,278,249

Electronic Equipment, Instruments & Components 2.7%
Badger Meter, Inc.	11,700	679,302
Cognex Corp.	30,360	1,043,473
FARO Technologies, Inc.*	7,500	262,500
FEI Co.	17,300	1,263,592
Littelfuse, Inc.	7,800	710,970
MTS Systems Corp.	5,000	300,550
Neonode, Inc.*(b)	235,900	575,596
Newport Corp.*	80,800	1,111,000
Plexus Corp.*	31,400	1,211,412
Rogers Corp.*	13,600	723,248
SYNNEX Corp.	13,400	1,139,804
TTM Technologies, Inc.*	203,200	1,265,936
Zebra Technologies Corp., Class A*	17,647	1,350,878

		11,638,261

Energy Equipment & Services 0.9%
CARBO Ceramics, Inc.	4,350	82,607
Dril-Quip, Inc.*	3,100	180,482
Independence Contract Drilling, Inc.*(b)	68,774	342,495
Key Energy Services, Inc.*(b)	285,880	134,364
Matrix Service Co.*	69,300	1,557,170
Natural Gas Services Group, Inc.*	19,700	380,210
Oceaneering International, Inc.	9,700	381,016
Patterson-UTI Energy, Inc.(b)	59,800	785,772
Tidewater, Inc.	16,565	217,664

		4,061,780

Food & Staples Retailing 0.4%
SpartanNash Co.	60,683	1,568,656

Food Products 1.5%
B&G Foods, Inc.	51,100	1,862,595
Blue Buffalo Pet Products, Inc.*	8,480	151,877
Calavo Growers, Inc.	5,300	236,592
Flowers Foods, Inc.	26,225	648,807
Hain Celestial Group, Inc. (The)*	15,750	812,700
J&J Snack Foods Corp.	17,455	1,983,935
Lancaster Colony Corp.	7,100	692,108

		6,388,614

Gas Utilities 0.4%
Chesapeake Utilities Corp.	7,050	374,214
Southwest Gas Corp.	23,647	1,379,093

		1,753,307

Health Care Equipment & Supplies 4.4%
Abaxis, Inc.	18,000	791,820
ABIOMED, Inc.*	7,100	658,596
Alere, Inc.*	23,300	1,121,895
Cantel Medical Corp.	27,320	1,549,044
Cyberonics, Inc.*	12,200	741,516
DexCom, Inc.*	24,484	2,102,196
Haemonetics Corp.*	30,500	985,760
IDEXX Laboratories, Inc.*	5,808	431,244
Inogen, Inc.*	20,090	975,370
Integra LifeSciences Holdings Corp.*	9,070	540,119
K2M Group Holdings, Inc.*	33,090	615,474
Lantheus Holdings, Inc.*	189,471	814,725
Meridian Bioscience, Inc.	16,169	276,490
Merit Medical Systems, Inc.*	46,530	1,112,532
Natus Medical, Inc.*	4,500	177,525
Neogen Corp.*	12,630	568,224
NuVasive, Inc.*	7,020	338,504
Penumbra, Inc.*(b)	4,420	177,242
Sirona Dental Systems, Inc.*	14,438	1,347,643
West Pharmaceutical Services, Inc.(b)	66,150	3,580,038

		18,905,957

Health Care Providers & Services 3.4%
Acadia Healthcare Co., Inc.*	32,160	2,131,242
Air Methods Corp.*	33,800	1,152,242
Amsurg Corp.*	21,088	1,638,748
Centene Corp.*(b)	25,490	1,382,323
Chemed Corp.	8,825	1,177,873
Diplomat Pharmacy, Inc.*	24,260	696,990
Ensign Group, Inc. (The)	27,502	1,172,410
HealthEquity, Inc.*(b)	26,370	779,234
LifePoint Health, Inc.*	12,673	898,516
Team Health Holdings, Inc.*	22,760	1,229,723
Teladoc, Inc.*(b)	9,450	210,641
U.S. Physical Therapy, Inc.	5,500	246,895
VCA, Inc.*	33,990	1,789,573

		14,506,410

Health Care Technology 0.4%
Omnicell, Inc.*	28,220	877,642
Press Ganey Holdings, Inc.*	12,100	358,039
Veeva Systems, Inc., Class A*(b)	27,110	634,645

		1,870,326

Hotels, Restaurants & Leisure 3.1%
Brinker International, Inc.	21,000	1,106,070
Buffalo Wild Wings, Inc.*	6,650	1,286,310

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Hotels, Restaurants & Leisure (continued)
Cheesecake Factory, Inc. (The)	11,600	$625,936
ClubCorp Holdings, Inc.(b)	64,900	1,392,754
Cracker Barrel Old Country Store, Inc.	6,150	905,772
Dave & Buster’s Entertainment, Inc.*	22,370	846,257
Fiesta Restaurant Group, Inc.*	13,580	616,125
Jack in the Box, Inc.	10,820	833,573
Papa John’s International, Inc.	30,320	2,076,313
Popeyes Louisiana Kitchen, Inc.*(b)	27,670	1,559,481
Texas Roadhouse, Inc.	21,000	781,200
Wingstop, Inc.*(b)	11,720	281,046
Zoe’s Kitchen, Inc.*(b)	26,070	1,029,504

		13,340,341

Household Durables 0.9%
Century Communities, Inc.*(b)	66,800	1,325,980
Installed Building Products, Inc.*	28,232	713,705
WCI Communities, Inc.*	84,062	1,902,323

		3,942,008

Household Products 0.3%
Church & Dwight Co., Inc.	15,500	1,300,450

Independent Power and Renewable Electricity Producers 0.2%
Dynegy, Inc.*	50,000	1,033,500

Industrial Conglomerates 0.1%
Raven Industries, Inc.	17,274	292,794

Information Technology Services 1.2%
Convergys Corp.	67,200	1,552,992
EPAM Systems, Inc.*	6,530	486,616
Everi Holdings, Inc.*	200,400	1,028,052
Jack Henry & Associates, Inc.	15,000	1,044,150
Perficient, Inc.*	81,700	1,260,631

		5,372,441

Insurance 2.7%
American Financial Group, Inc.	24,714	1,703,042
AMERISAFE, Inc.	27,300	1,357,629
Hanover Insurance Group, Inc. (The)	23,700	1,841,490
National General Holdings Corp.	63,500	1,224,915
Patriot National, Inc.*	80,505	1,274,394
Reinsurance Group of America, Inc.	21,934	1,987,001
RLI Corp.	20,100	1,075,953
Safety Insurance Group, Inc.	5,700	308,655
StanCorp Financial Group, Inc.	7,800	890,760

		11,663,839

Internet & Catalog Retail 0.2%
HSN, Inc.	15,360	879,206

Internet Software & Services 2.3%
Benefitfocus, Inc.*(b)	17,240	538,750
comScore, Inc.*	16,220	748,553
CoStar Group, Inc.*	12,720	2,201,323
Demandware, Inc.*(b)	13,800	713,184
Everyday Health, Inc.*	107,200	979,808
j2 Global, Inc.(b)	27,500	1,948,375
Monster Worldwide, Inc.*(b)	213,541	1,370,933
Web.com Group, Inc.*	65,000	1,370,200

		9,871,126

Leisure Products 0.6%
Polaris Industries, Inc.	9,500	1,138,765
Smith & Wesson Holding Corp.*	83,700	1,412,019

		2,550,784

Life Sciences Tools & Services 0.6%
Bio-Techne Corp.	9,500	878,370
INC Research Holdings, Inc., Class A*	23,110	924,400
PAREXEL International Corp.*	9,188	568,921

		2,371,691

Machinery 3.5%
Briggs & Stratton Corp.	79,400	1,533,214
CLARCOR, Inc.	23,700	1,130,016
Gorman-Rupp Co. (The)	8,950	214,532
Graco, Inc.	5,600	375,368
Lindsay Corp.	7,300	494,867
Middleby Corp. (The)*	33,800	3,555,422
Milacron Holdings Corp.*	10,700	187,785
Nordson Corp.	13,182	829,675
RBC Bearings, Inc.*	8,300	495,759
Tennant Co.	9,655	542,418
Toro Co. (The)	14,522	1,024,382
Valmont Industries, Inc.	7,500	711,675
Wabtec Corp.	44,906	3,953,973

		15,049,086

Media 1.2%
Gray Television, Inc.*	24,800	316,448
Live Nation Entertainment, Inc.*	38,600	927,944
Madison Square Garden Co. (The), Class A*	9,500	685,330
MDC Partners, Inc., Class A	64,950	1,197,029
Media General, Inc.*	56,851	795,345
Nexstar Broadcasting Group, Inc., Class A	22,700	1,074,845

		4,996,941

Metals & Mining 0.6%
Compass Minerals International, Inc.	17,800	1,394,986
Globe Specialty Metals, Inc.	83,894	1,017,634
Horsehead Holding Corp.*(b)	92,900	282,416

		2,695,036

Multiline Retail 0.4%
Burlington Stores, Inc.*	33,380	1,703,715

Multi-Utilities 0.5%
Avista Corp.	68,747	2,285,838

Oil, Gas & Consumable Fuels 2.3%
Bill Barrett Corp.*(b)	42,100	138,930
Callon Petroleum Co.*	110,989	809,110
Diamondback Energy, Inc.*	20,300	1,311,380
Energen Corp.	19,598	977,156
EP Energy Corp., Class A*(b)	74,300	382,645
Gulfport Energy Corp.*	45,500	1,350,439
Matador Resources Co.*(b)	20,750	430,355
Memorial Resource Development Corp.*(b)	64,000	1,125,120
PBF Energy, Inc., Class A	47,700	1,346,571
Ring Energy, Inc.*(b)	76,711	757,138
SM Energy Co.	18,915	606,037
Stone Energy Corp.*(b)	89,600	444,416
Synergy Resources Corp.*	25,200	246,960

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp.*	11,356	$173,406

		10,099,663

Pharmaceuticals 0.3%
Depomed, Inc.*	23,390	440,901
Phibro Animal Health Corp., Class A	12,000	379,560
POZEN, Inc.*(b)	45,500	265,493

		1,085,954

Professional Services 1.3%
Exponent, Inc.	29,400	1,310,064
Heidrick & Struggles International, Inc.	60,900	1,184,505
Kforce, Inc.	45,600	1,198,368
On Assignment, Inc.*	35,100	1,295,190
TransUnion*	17,970	451,406

		5,439,533

Real Estate Investment Trusts (REITs) 4.0%
AG Mortgage Investment Trust, Inc.	65,400	995,388
American Assets Trust, Inc.	29,972	1,224,656
CBL & Associates Properties, Inc.	62,900	864,875
Cherry Hill Mortgage Investment Corp.	64,824	987,270
Colony Capital, Inc., Class A	57,457	1,123,859
Education Realty Trust, Inc.	24,914	820,916
EPR Properties	20,400	1,052,028
Healthcare Trust of America, Inc., Class A	24,400	598,044
iStar, Inc.*	127,300	1,601,434
MFA Financial, Inc.	144,217	982,118
One Liberty Properties, Inc.	34,770	741,644
Piedmont Office Realty Trust, Inc., Class A	40,900	731,701
RAIT Financial Trust	195,500	969,680
Rayonier, Inc.	64,900	1,432,343
Summit Hotel Properties, Inc.	147,812	1,724,966
Two Harbors Investment Corp.	122,200	1,077,804
ZAIS Financial Corp.	32,200	431,480

		17,360,206

Real Estate Management & Development 0.5%
Marcus & Millichap, Inc.*(b)	18,830	865,992
RE/MAX Holdings, Inc., Class A	30,131	1,084,113

		1,950,105

Road & Rail 0.3%
Genesee & Wyoming, Inc., Class A*	3,800	224,504
Ryder System, Inc.	13,200	977,328

		1,201,832

Semiconductors & Semiconductor Equipment 2.6%
Advanced Energy Industries, Inc.*	53,800	1,414,940
Ambarella, Inc.*(b)	7,450	430,536
Cavium, Inc.*(b)	26,260	1,611,576
Cypress Semiconductor Corp.*	102,051	869,475
FormFactor, Inc.*	163,200	1,106,496
Mattson Technology, Inc.*	265,943	619,647
Microsemi Corp.*	19,820	650,492
MKS Instruments, Inc.	1,100	36,883
Monolithic Power Systems, Inc.	50,900	2,606,080
Power Integrations, Inc.	25,600	1,079,552
Xcerra Corp.*	150,800	947,024

		11,372,701

Software 5.6%
Aspen Technology, Inc.*	13,800	523,158
BancTec, Inc.*(a)	36,134	0
Ellie Mae, Inc.*	14,370	956,611
FactSet Research Systems, Inc.	4,100	655,221
Fair Isaac Corp.	10,600	895,700
Glu Mobile, Inc.*(b)	159,000	694,830
Guidewire Software, Inc.*	37,300	1,961,234
HubSpot, Inc.*(b)	32,460	1,505,170
Manhattan Associates, Inc.*	49,290	3,070,766
Monotype Imaging Holdings, Inc.	34,500	752,790
Paylocity Holding Corp.*	43,770	1,312,662
Progress Software Corp.*	7,400	191,142
Proofpoint, Inc.*(b)	42,310	2,552,139
Qualys, Inc.*	4,600	130,916
ServiceNow, Inc.*	18,010	1,250,795
Tableau Software, Inc., Class A*	10,500	837,690
Tyler Technologies, Inc.*	29,970	4,474,820
Ultimate Software Group, Inc. (The)*	14,360	2,570,584

		24,336,228

Specialty Retail 1.9%
Asbury Automotive Group, Inc.*	5,800	470,670
Ascena Retail Group, Inc.*	58,800	817,908
Express, Inc.*(b)	69,300	1,238,391
Hibbett Sports, Inc.*	17,900	626,679
Lithia Motors, Inc., Class A	20,690	2,236,796
Michaels Cos., Inc. (The)*	47,020	1,086,162
Monro Muffler Brake, Inc.	4,900	330,995
Sally Beauty Holdings, Inc.*	31,700	752,875
Tractor Supply Co.	9,800	826,336

		8,386,812

Technology Hardware, Storage & Peripherals 0.7%
Electronics For Imaging, Inc.*	23,600	1,021,408
QLogic Corp.*	137,900	1,413,475
Quantum Corp.*(b)	774,500	540,059

		2,974,942

Textiles, Apparel & Luxury Goods 1.9%
Carter’s, Inc.	12,280	1,113,059
Columbia Sportswear Co.	12,990	763,682
G-III Apparel Group Ltd.*	36,540	2,253,056
Skechers U.S.A., Inc., Class A*	14,698	1,970,708
Steven Madden Ltd.*(b)	58,230	2,132,383

		8,232,888

Thrifts & Mortgage Finance 2.1%
BofI Holding, Inc.*	4,300	553,969
Meta Financial Group, Inc.	35,572	1,485,842
NMI Holdings, Inc., Class A*	120,200	913,520
Provident Financial Services, Inc.	96,800	1,887,600
Walker & Dunlop, Inc.*	38,521	1,004,628
Washington Federal, Inc.	64,800	1,474,200
WSFS Financial Corp.	63,300	1,823,673

		9,143,432

Trading Companies & Distributors 0.8%
Applied Industrial Technologies, Inc.	13,400	511,210
Rush Enterprises, Inc., Class A*(b)	47,100	1,139,820
Stock Building Supply Holdings, Inc.*	64,832	1,141,692

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Trading Companies & Distributors (continued)
Watsco, Inc.	6,900	$817,512

		3,610,234

		378,432,425

VIRGIN ISLANDS, BRITISH 0.0%†
Real Estate Management & Development 0.0%†
Altisource Asset Management Corp.*	1,160	27,782

Total Common Stocks (cost $367,928,850)		409,989,219

Preferred Stocks 0.0%†

	Shares	Market Value
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Mode Media Corp., Series M-1*(a)	19,276	22,360
Mode Media Corp., Escrow ADR, Series M-1*(a)	2,754	1,432

		23,792

Total Preferred Stocks (cost $109,333)		23,792

Corporate Bonds 0.0%†

	Principal Amount	Market Value
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Mode Media Corp., Subordinated Note, 9.00%, 12/02/14(a)	$42,256	37,016
Mode Media Corp., Subordinated Note Escrow, 9.00%, 12/02/14(a)	1,544	611

Total Corporate Bonds (cost $43,259)		37,627

Repurchase Agreements 4.1%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.06%, dated 09/29/15, due 10/06/15, repurchase price $7,000,082, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 5.25%, maturing 11/15/15 - 05/15/44; total market value $7,140,002. (c)	7,000,000	7,000,000
Barclays Capital, Inc., 0.07%, dated 09/24/15, due 10/01/15, repurchase price $500,007, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.00%, maturing 10/15/15 - 02/15/45; total market value $510,000. (c)	500,000	500,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $5,000,017, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $5,100,001. (c)	5,000,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $5,115,844, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $5,218,144. (c)	5,115,827	5,115,827

Total Repurchase Agreements (cost $17,615,827)		17,615,827

Total Investments (cost $385,697,269) (d) — 99.3%		427,666,465
Other assets in excess of liabilities — 0.7%		3,152,004

NET ASSETS — 100.0%		$430,818,469

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $35,390,672, which was collateralized by a repurchase agreements with a value of $17,615,827 and $18,425,755 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.88%, and maturity dates ranging from 10/08/15 - 11/15/44 a total value of $36,041,582.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $17,615,827.
(d)	At September 30, 2015, the tax basis cost of the Fund’s investments was $386,951,404, tax unrealized appreciation and depreciation were $72,444,282 and $(31,729,221), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
RE	Reinsured
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,109,544	$—	$—	$3,109,544
Air Freight & Logistics	2,022,038	—	—	2,022,038
Airlines	2,053,510	—	—	2,053,510
Auto Components	3,793,749	—	—	3,793,749
Banks	49,589,951	—	—	49,589,951
Beverages	1,860,982	—	—	1,860,982
Biotechnology	6,523,033	—	—	6,523,033
Building Products	11,249,104	—	—	11,249,104
Capital Markets	11,464,729	—	—	11,464,729
Chemicals	9,522,676	—	—	9,522,676
Commercial Services & Supplies	10,153,561	—	—	10,153,561
Communications Equipment	1,472,511	—	—	1,472,511
Construction & Engineering	1,654,617	—	—	1,654,617
Construction Materials	1,166,576	—	—	1,166,576
Consumer Finance	2,777,816	—	—	2,777,816
Containers & Packaging	3,637,530	—	—	3,637,530
Distributors	1,706,280	—	—	1,706,280
Diversified Consumer Services	4,097,799	—	—	4,097,799
Diversified Financial Services	2,179,894	—	—	2,179,894
Diversified Telecommunication Services	888,675	—	—	888,675
Electric Utilities	6,477,993	—	—	6,477,993
Electrical Equipment	1,278,249	—	—	1,278,249
Electronic Equipment, Instruments & Components	12,583,941	—	—	12,583,941

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$5,089,720	$621,350	$—	$5,711,070
Food & Staples Retailing	1,568,656	227,897	—	1,796,553
Food Products	6,388,614	—	—	6,388,614
Gas Utilities	1,753,307	—	—	1,753,307
Health Care Equipment & Supplies	18,905,957	—	—	18,905,957
Health Care Providers & Services	14,506,410	—	—	14,506,410
Health Care Technology	1,870,326	—	—	1,870,326
Hotels, Restaurants & Leisure	13,340,341	—	—	13,340,341
Household Durables	3,942,008	—	—	3,942,008
Household Products	1,300,450	—	—	1,300,450
Independent Power and Renewable Electricity Producers	1,033,500	—	—	1,033,500
Industrial Conglomerates	292,794	—	—	292,794
Information Technology Services	5,372,441	—	—	5,372,441
Insurance	19,451,475	—	—	19,451,475
Internet & Catalog Retail	879,206	—	—	879,206
Internet Software & Services	9,871,126	2	—	9,871,128
Leisure Products	2,550,784	—	—	2,550,784
Life Sciences Tools & Services	5,668,957	—	—	5,668,957
Machinery	15,049,086	—	—	15,049,086
Media	4,996,941	—	—	4,996,941
Metals & Mining	2,695,036	—	—	2,695,036
Multiline Retail	1,703,715	—	—	1,703,715
Multi-Utilities	2,285,838	—	—	2,285,838
Oil, Gas & Consumable Fuels	12,437,178	—	—	12,437,178
Paper & Forest Products	828,678	—	—	828,678
Pharmaceuticals	1,085,954	—	—	1,085,954
Professional Services	5,439,533	—	—	5,439,533
Real Estate Investment Trusts (REITs)	17,360,206	—	—	17,360,206
Real Estate Management & Development	1,977,887	—	—	1,977,887
Road & Rail	1,201,832	—	—	1,201,832
Semiconductors & Semiconductor Equipment	12,525,853	—	—	12,525,853
Software	27,892,150	2,517,955	—	30,410,105
Specialty Retail	8,386,812	—	—	8,386,812
Technology Hardware, Storage & Peripherals	4,011,943	—	—	4,011,943
Textiles, Apparel & Luxury Goods	8,232,888	—	—	8,232,888
Thrifts & Mortgage Finance	9,849,421	—	—	9,849,421
Trading Companies & Distributors	3,610,234	—	—	3,610,234

Total Common Stocks	$406,622,015	$3,367,204	$—	$409,989,219

Corporate Bonds	—	—	37,627	37,627
Preferred Stocks	—	—	23,792	23,792
Repurchase Agreements	—	17,615,827	—	17,615,827

Total	$406,622,015	$20,983,031	$61,419	$427,666,465

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Stocks	Right	Total
Balance as of 12/31/14	$—	$37,627	$36,129	$—	$73,756
Accrued Accretion/(Amortization)	—	—	—	—	—
Realized Gain/(Loss)	—	—	—	—	—
Change in Net Appreciation/(Depreciation)	—	—	(12,337)	—	(12,337)
Purchases*	—	42,256	—	—	42,256
Sales	—	(42,256)	—	—	(42,256)
Transfers Into Level 3	—	—	—	—	—
Transfers Out of Level 3	—	—	—	—	—

Balance as of 09/30/15	$—	$37,627	$23,792	$—	$61,419

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Nationwide Fund

Common Stocks 99.0%

	Shares	Market Value
Aerospace & Defense 2.9%
General Dynamics Corp.	146,305	$20,182,775

Air Freight & Logistics 0.9%
FedEx Corp.	41,560	5,983,809

Banks 5.2%
JPMorgan Chase & Co.	141,183	8,607,927
Wells Fargo & Co.	531,365	27,285,593

		35,893,520

Beverages 1.7%
Coca-Cola Co. (The)(a)	296,795	11,907,415

Biotechnology 3.0%
Biogen, Inc.*	21,295	6,214,094
Celgene Corp.*	31,495	3,406,814
Gilead Sciences, Inc.	116,940	11,482,339

		21,103,247

Capital Markets 2.1%
Affiliated Managers Group, Inc.*	27,570	4,714,194
Goldman Sachs Group, Inc. (The)	39,215	6,813,999
Lazard Ltd., Class A	72,140	3,123,662

		14,651,855

Chemicals 3.1%
Mosaic Co. (The)	272,475	8,476,697
PPG Industries, Inc.	148,311	13,005,392

		21,482,089

Commercial Services & Supplies 0.5%
KAR Auction Services, Inc.	95,490	3,389,895

Communications Equipment 3.0%
Cisco Systems, Inc.	531,020	13,939,275
Harris Corp.	98,300	7,190,645

		21,129,920

Consumer Finance 1.0%
Discover Financial Services	128,205	6,665,378

Diversified Consumer Services 0.4%
Graham Holdings Co., Class B	5,295	3,055,215

Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B*	25,730	3,355,192
MSCI, Inc.	100,125	5,953,432
Voya Financial, Inc.	72,315	2,803,653

		12,112,277

Diversified Telecommunication Services 0.8%
CenturyLink, Inc.	118,035	2,965,039
Level 3 Communications, Inc.*	50,910	2,224,258

		5,189,297

Electric Utilities 0.9%
American Electric Power Co., Inc.	111,570	6,343,870

Energy Equipment & Services 0.8%
Schlumberger Ltd.	81,050	5,590,019

Food & Staples Retailing 1.7%
Costco Wholesale Corp.(a)	17,170	2,482,267
CVS Health Corp.	76,085	7,340,681
Rite Aid Corp.*(a)	304,825	1,850,288

		11,673,236

Food Products 1.1%
Mondelez International, Inc., Class A	176,190	7,377,075

Gas Utilities 0.3%
Questar Corp.	121,725	2,362,682

Health Care Equipment & Supplies 1.9%
Abbott Laboratories	330,505	13,292,911

Health Care Providers & Services 4.0%
Aetna, Inc.	52,565	5,751,136
McKesson Corp.	69,960	12,944,699
UnitedHealth Group, Inc.	78,370	9,091,704

		27,787,539

Hotels, Restaurants & Leisure 3.3%
Carnival Corp.	217,255	10,797,574
Darden Restaurants, Inc.	129,830	8,898,548
Starwood Hotels & Resorts Worldwide, Inc.	43,890	2,917,807

		22,613,929

Household Durables 0.8%
GoPro, Inc., Class A*(a)	177,605	5,544,828

Household Products 1.3%
Procter & Gamble Co. (The)	121,745	8,758,335

Industrial Conglomerates 0.8%
General Electric Co.	223,480	5,636,166

Information Technology Services 4.4%
Amdocs Ltd.	75,170	4,275,669
Broadridge Financial Solutions, Inc.	81,320	4,501,062
Cognizant Technology Solutions Corp., Class A*	87,280	5,464,601
PayPal Holdings, Inc.*	97,240	3,018,330
Xerox Corp.	1,333,595	12,975,879

		30,235,541

Insurance 1.8%
Allied World Assurance Co. Holdings AG	54,870	2,094,388
Lincoln National Corp.	137,180	6,510,563
Prudential Financial, Inc.	52,980	4,037,606

		12,642,557

Internet & Catalog Retail 2.1%
Amazon.com, Inc.*	15,460	7,913,819
Liberty Interactive Corp. QVC Group, Series A*	178,750	4,688,612
Netflix, Inc.*	21,375	2,207,183

		14,809,614

Internet Software & Services 2.0%
eBay, Inc.*	97,240	2,376,545
Google, Inc., Class A*	11,505	7,344,447
Google, Inc., Class C*	7,250	4,411,045

		14,132,037

Life Sciences Tools & Services 1.5%
Illumina, Inc.*	23,365	4,108,034
Thermo Fisher Scientific, Inc.	51,775	6,331,047

		10,439,081

Machinery 0.3%
Snap-on, Inc.	14,270	2,153,914

Media 3.1%
Cinemark Holdings, Inc.	67,340	2,187,877
DISH Network Corp., Class A*	240,575	14,035,145
Liberty Media Corp., Series C*	69,375	2,390,662
Live Nation Entertainment, Inc.*(a)	128,990	3,100,920

		21,714,604

Multi-Utilities 2.3%
DTE Energy Co.	40,275	3,236,902

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Multi-Utilities (continued)
WEC Energy Group, Inc.	239,875	$12,526,272

		15,763,174

Oil, Gas & Consumable Fuels 5.1%
Anadarko Petroleum Corp.	48,590	2,934,350
Chevron Corp.	179,260	14,140,029
HollyFrontier Corp.	57,690	2,817,580
Newfield Exploration Co.*	113,450	3,732,505
Occidental Petroleum Corp.	58,985	3,901,858
Valero Energy Corp.	136,105	8,179,910

		35,706,232

Pharmaceuticals 4.8%
Johnson & Johnson	93,940	8,769,299
Merck & Co., Inc.	87,805	4,336,689
Perrigo Co. PLC	14,495	2,279,628
Pfizer, Inc.	571,980	17,965,892

		33,351,508

Professional Services 1.6%
Equifax, Inc.	27,560	2,678,281
ManpowerGroup, Inc.	60,510	4,955,164
Verisk Analytics, Inc., Class A*	48,340	3,572,809

		11,206,254

Real Estate Investment Trusts (REITs) 4.3%
Boston Properties, Inc.	28,135	3,331,184
Equity LifeStyle Properties, Inc.	49,895	2,922,350
Equity Residential	37,800	2,839,536
Kilroy Realty Corp.	49,525	3,227,049
Omega Healthcare Investors, Inc.	224,065	7,875,885
Prologis, Inc.	177,320	6,897,748
Ventas, Inc.	43,750	2,452,625

		29,546,377

Real Estate Management & Development 0.7%
Forest City Enterprises, Inc., Class A*	139,425	2,806,625
Jones Lang LaSalle, Inc.	14,445	2,076,758

		4,883,383

Road & Rail 2.1%
Union Pacific Corp.	165,175	14,603,122

Semiconductors & Semiconductor Equipment 1.5%
Applied Materials, Inc.	522,300	7,672,587
First Solar, Inc.*(a)	59,025	2,523,319

		10,195,906

Software 4.2%
Adobe Systems, Inc.*	94,425	7,763,624
Microsoft Corp.	386,945	17,126,186
Oracle Corp.	120,820	4,364,018

		29,253,828

Specialty Retail 3.9%
Home Depot, Inc. (The)	125,495	14,493,418
Lowe’s Cos., Inc.	185,600	12,791,552

		27,284,970

Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	294,155	32,445,296
EMC Corp.	192,210	4,643,794

		37,089,090

Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	24,755	3,044,122

Tobacco 2.9%
Altria Group, Inc.	216,930	11,800,992
Philip Morris International, Inc.	106,275	8,430,796

		20,231,788

Trading Companies & Distributors 0.8%
HD Supply Holdings, Inc.*	195,545	5,596,498

Wireless Telecommunication Services 0.7%
SBA Communications Corp., Class A*	19,990	2,093,752
Telephone & Data Systems, Inc.	95,735	2,389,546

		4,483,298

Total Common Stocks (cost $654,412,970)		688,094,180

Repurchase Agreements 0.7%

	Principal Amount
Barclays Capital, Inc., 0.06%, dated 09/29/15, due 10/06/15, repurchase price $1,000,012, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 5.25%, maturing 11/15/15 - 05/15/44; total market value $1,020,000. (b)	$1,000,000	1,000,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $2,000,007, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $2,040,001. (b)	2,000,000	2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $2,096,740, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $2,138,668. (b)	2,096,733	2,096,733

Total Repurchase Agreements (cost $5,096,733)		5,096,733

Total Investments (cost $659,509,703) (c) — 99.7%		693,190,913
Other assets in excess of liabilities — 0.3%		2,278,502

NET ASSETS — 100.0%		$695,469,415

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $10,420,343, which was collateralized by repurchase agreements with a total value of $5,096,733 and $5,296,294 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 5.13%, and maturity dates ranging from 01/14/16 - 11/15/44; a total value of $10,393,027.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $5,096,733. Additional collateral was subsequently received from borrowers in accordance with the Fund’s securities lending standards and guidelines.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Nationwide Fund (Continued)

(c)	At September 30, 2015, the tax basis cost of the Fund’s investments was $660,671,929, tax unrealized appreciation and depreciation were $73,640,506 and $(41,121,522), respectively.

AG	Stock Corporation
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At September 30, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
76	S&P 500 E-Mini	12/18/15	$7,253,060	$(202,409)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Nationwide Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$688,094,180	$—	$—	$688,094,180
Repurchase Agreements	—	5,096,733	—	5,096,733

Total Assets	$688,094,180	$5,096,733	$—	$693,190,913

Liabilities:
Futures Contracts	(202,409)	—	—	(202,409)

Total Liabilities	$(202,409)	$—	$—	$(202,409)

Total	$687,891,771	$5,096,733	$—	$692,988,504

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Nationwide Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2015

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(202,409)

Total		$(202,409)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Real Estate Fund

Common Stocks 98.1%

	Shares	Market Value
Real Estate Investment Trusts (REITs) 98.1%
American Tower Corp.	82,700	$7,275,946
AvalonBay Communities, Inc.	92,200	16,118,404
Brandywine Realty Trust	861,793	10,617,290
Brixmor Property Group, Inc.	397,077	9,323,368
Camden Property Trust	133,005	9,829,069
Care Capital Properties, Inc.	117,675	3,875,038
CBL & Associates Properties, Inc.	945,503	13,000,666
Corporate Office Properties Trust	355,063	7,466,975
DCT Industrial Trust, Inc.	7,722	259,923
Douglas Emmett, Inc.	181,078	5,200,560
Equity Residential	167,900	12,612,648
HCP, Inc.	398,500	14,844,125
Hersha Hospitality Trust	254,409	5,764,908
Highwoods Properties, Inc.	274,100	10,621,375
Host Hotels & Resorts, Inc.	665,300	10,518,393
Hudson Pacific Properties, Inc.	210,500	6,060,295
Mid-America Apartment Communities, Inc.	36,700	3,004,629
National Health Investors, Inc.	53,884	3,097,791
NorthStar Realty Finance Corp.	595,100	7,349,485
Outfront Media, Inc.	518,228	10,779,142
Prologis, Inc.	565,041	21,980,095
Simon Property Group, Inc.	199,500	36,652,140
SL Green Realty Corp.	149,836	16,206,262
Sunstone Hotel Investors, Inc.	455,900	6,031,557
Ventas, Inc.	242,300	13,583,338
Vornado Realty Trust	135,162	12,221,348
Weyerhaeuser Co.	313,300	8,565,622
WP GLIMCHER, Inc.	696,884	8,125,667

		290,986,059

Total Investments (cost $319,147,322) (a) — 98.1%		290,986,059
Other assets in excess of liabilities — 1.9%		5,593,231

NET ASSETS — 100.0%		$296,579,290

(a)	At September 30, 2015, the tax basis cost of the Fund’s investments was $319,779,806, tax unrealized appreciation and depreciation were $8,609,630 and $(37,403,377), respectively.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Real Estate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2015 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 96.0%

	Shares	Market Value
Aerospace & Defense 2.6%
Boeing Co. (The)	102,822	$13,464,541
General Dynamics Corp.	48,717	6,720,510
Honeywell International, Inc.	125,729	11,905,279
L-3 Communications Holdings, Inc.	12,934	1,351,862
Lockheed Martin Corp.	42,996	8,913,501
Northrop Grumman Corp.	30,142	5,002,065
Precision Castparts Corp.	22,210	5,101,859
Raytheon Co.	49,036	5,357,673
Rockwell Collins, Inc.(a)	21,303	1,743,437
Textron, Inc.	44,118	1,660,602
United Technologies Corp.	133,092	11,843,857

		73,065,186

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.(a)	22,769	1,543,283
Expeditors International of Washington, Inc.	30,444	1,432,390
FedEx Corp.	42,366	6,099,857
United Parcel Service, Inc., Class B	112,321	11,084,959

		20,160,489

Airlines 0.6%
American Airlines Group, Inc.	107,870	4,188,592
Delta Air Lines, Inc.	127,834	5,735,912
Southwest Airlines Co.	106,072	4,034,979
United Continental Holdings, Inc.*	60,748	3,222,681

		17,182,164

Auto Components 0.4%
BorgWarner, Inc.(a)	36,404	1,514,043
Delphi Automotive PLC	45,779	3,481,035
Goodyear Tire & Rubber Co. (The)(a)	43,879	1,286,971
Johnson Controls, Inc.(a)	105,353	4,357,400

		10,639,449

Automobiles 0.6%
Ford Motor Co.	626,113	8,496,353
General Motors Co.	231,612	6,952,992
Harley-Davidson, Inc.(a)	33,594	1,844,311

		17,293,656

Banks 5.8%
Bank of America Corp.	1,682,254	26,209,517
BB&T Corp.	124,804	4,443,023
Citigroup, Inc.	483,244	23,973,735
Comerica, Inc.	28,820	1,184,502
Fifth Third Bancorp(a)	129,045	2,440,241
Huntington Bancshares, Inc.(a)	130,212	1,380,247
JPMorgan Chase & Co.	594,928	36,272,760
KeyCorp	136,331	1,773,666
M&T Bank Corp.	21,281	2,595,218
People’s United Financial, Inc.(a)	49,456	777,943
PNC Financial Services Group, Inc. (The)	82,685	7,375,502
Regions Financial Corp.(a)	215,243	1,939,340
SunTrust Banks, Inc.(a)	82,997	3,173,805
U.S. Bancorp(a)	266,482	10,928,427
Wells Fargo & Co.	752,008	38,615,611
Zions Bancorporation	32,319	890,065

		163,973,602

Beverages 2.2%
Brown-Forman Corp., Class B(a)	17,072	1,654,277
Coca-Cola Co. (The)	629,084	25,238,850
Coca-Cola Enterprises, Inc.	33,855	1,636,889
Constellation Brands, Inc., Class A	27,689	3,466,940
Dr Pepper Snapple Group, Inc.(a)	30,652	2,423,040
Molson Coors Brewing Co., Class B	25,582	2,123,818
Monster Beverage Corp.*	24,472	3,307,146
PepsiCo, Inc.	236,431	22,295,443

		62,146,403

Biotechnology 2.9%
Alexion Pharmaceuticals, Inc.*	36,344	5,683,838
Amgen, Inc.	122,169	16,898,416
Baxalta, Inc.	87,508	2,757,377
Biogen, Inc.*	37,794	11,028,667
Celgene Corp.*	126,937	13,730,776
Gilead Sciences, Inc.	235,838	23,156,933
Regeneron Pharmaceuticals, Inc.*	12,428	5,780,760
Vertex Pharmaceuticals, Inc.*	39,166	4,078,747

		83,115,514

Building Products 0.1%
Allegion PLC	15,313	882,948
Masco Corp.(a)	55,284	1,392,051

		2,274,999

Capital Markets 2.1%
Affiliated Managers Group, Inc.*	8,751	1,496,333
Ameriprise Financial, Inc.	28,619	3,123,191
Bank of New York Mellon Corp. (The)(a)	178,139	6,974,142
BlackRock, Inc.(a)	20,620	6,133,831
Charles Schwab Corp. (The)	192,722	5,504,140
E*TRADE Financial Corp.*	46,015	1,211,575
Franklin Resources, Inc.(a)	62,784	2,339,332
Goldman Sachs Group, Inc. (The)	64,562	11,218,293
Invesco Ltd.	68,959	2,153,590
Legg Mason, Inc.	17,650	734,417
Morgan Stanley	244,893	7,714,130
Northern Trust Corp.	35,526	2,421,452
State Street Corp.(a)	65,529	4,404,204
T. Rowe Price Group, Inc.(a)	41,160	2,860,620

		58,289,250

Chemicals 2.0%
Air Products & Chemicals, Inc.(a)	30,910	3,943,498
Airgas, Inc.	10,828	967,265
CF Industries Holdings, Inc.	37,522	1,684,738
Dow Chemical Co. (The)	186,363	7,901,791
E.I. du Pont de Nemours & Co.	145,137	6,995,603
Eastman Chemical Co.(a)	23,768	1,538,265
Ecolab, Inc.(a)	42,740	4,689,433
FMC Corp.	21,223	719,672
International Flavors & Fragrances, Inc.(a)	12,935	1,335,668
LyondellBasell Industries NV, Class A	59,902	4,993,431
Monsanto Co.	75,321	6,427,894
Mosaic Co. (The)	54,163	1,685,011
PPG Industries, Inc.	43,612	3,824,336
Praxair, Inc.(a)	46,022	4,687,801
Sherwin-Williams Co. (The)	12,729	2,835,767
Sigma-Aldrich Corp.	19,077	2,650,177

		56,880,350

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies 0.4%
ADT Corp. (The)(a)	27,712	$828,589
Cintas Corp.	14,342	1,229,826
Pitney Bowes, Inc.(a)	32,324	641,631
Republic Services, Inc.	38,723	1,595,388
Stericycle, Inc.*(a)	13,635	1,899,492
Tyco International PLC	67,867	2,270,830
Waste Management, Inc.(a)	67,620	3,368,152

		11,833,908

Communications Equipment 1.4%
Cisco Systems, Inc.	818,187	21,477,409
F5 Networks, Inc.*	11,563	1,338,995
Harris Corp.	19,803	1,448,590
Juniper Networks, Inc.	56,478	1,452,049
Motorola Solutions, Inc.	25,564	1,748,066
QUALCOMM, Inc.	252,920	13,589,392

		41,054,501

Construction & Engineering 0.1%
Fluor Corp.(a)	23,688	1,003,187
Jacobs Engineering Group, Inc.*(a)	19,922	745,680
Quanta Services, Inc.*(a)	33,893	820,550

		2,569,417

Construction Materials 0.1%
Martin Marietta Materials, Inc.(a)	10,757	1,634,526
Vulcan Materials Co.	21,413	1,910,040

		3,544,566

Consumer Finance 0.7%
American Express Co.	136,917	10,149,657
Capital One Financial Corp.	87,323	6,332,664
Discover Financial Services(a)	69,968	3,637,636
Navient Corp.	60,164	676,244

		20,796,201

Containers & Packaging 0.2%
Avery Dennison Corp.(a)	14,603	826,092
Ball Corp.	22,049	1,371,448
Owens-Illinois, Inc.*(a)	26,273	544,376
Sealed Air Corp.	33,106	1,552,009
WestRock Co.	41,866	2,153,587

		6,447,512

Distributors 0.1%
Genuine Parts Co.	24,546	2,034,618

Diversified Consumer Services 0.1%
H&R Block, Inc.	43,843	1,587,117

Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class B*	301,511	39,317,034
CME Group, Inc.(a)	54,278	5,033,742
Intercontinental Exchange, Inc.	17,754	4,172,013
Leucadia National Corp.(a)	54,192	1,097,930
McGraw Hill Financial, Inc.	43,794	3,788,181
Moody’s Corp.	28,010	2,750,582
Nasdaq, Inc.	18,825	1,003,937

		57,163,419

Diversified Telecommunication Services 2.3%
AT&T, Inc.	989,487	32,237,486
CenturyLink, Inc.(a)	91,418	2,296,420
Frontier Communications Corp.(a)	185,316	880,251
Level 3 Communications, Inc.*(a)	46,400	2,027,216
Verizon Communications, Inc.	653,882	28,450,406

		65,891,779

Electric Utilities 1.7%
American Electric Power Co., Inc.	78,973	4,490,405
Duke Energy Corp.	111,189	7,998,937
Edison International(a)	52,190	3,291,623
Entergy Corp.	28,909	1,881,976
Eversource Energy	50,745	2,568,712
Exelon Corp.	137,676	4,088,977
FirstEnergy Corp.	67,402	2,110,357
NextEra Energy, Inc.(a)	74,090	7,227,479
Pepco Holdings, Inc.	40,569	982,581
Pinnacle West Capital Corp.(a)	17,597	1,128,672
PPL Corp.(a)	107,573	3,538,076
Southern Co. (The)(a)	145,732	6,514,220
Xcel Energy, Inc.(a)	81,001	2,868,245

		48,690,260

Electrical Equipment 0.5%
AMETEK, Inc.(a)	38,639	2,021,592
Eaton Corp. PLC	75,053	3,850,219
Emerson Electric Co.	105,569	4,662,983
Rockwell Automation, Inc.	21,755	2,207,480

		12,742,274

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A(a)	49,584	2,526,801
Corning, Inc.(a)	197,369	3,378,957
FLIR Systems, Inc.	22,589	632,266
TE Connectivity Ltd.	64,676	3,873,446

		10,411,470

Energy Equipment & Services 1.1%
Baker Hughes, Inc.	70,122	3,649,149
Cameron International Corp.*	30,761	1,886,264
Diamond Offshore Drilling, Inc.(a)	10,843	187,584
Ensco PLC, Class A(a)	37,248	524,452
FMC Technologies, Inc.*	37,431	1,160,361
Halliburton Co.	136,747	4,834,006
Helmerich & Payne, Inc.(a)	17,249	815,188
National Oilwell Varco, Inc.(a)	62,325	2,346,536
Schlumberger Ltd.	203,577	14,040,706
Transocean Ltd.(a)	54,260	701,039

		30,145,285

Food & Staples Retailing 2.4%
Costco Wholesale Corp.(a)	70,489	10,190,595
CVS Health Corp.	179,288	17,297,706
Kroger Co. (The)	156,403	5,641,456
Sysco Corp.	88,915	3,465,018
Walgreens Boots Alliance, Inc.	140,681	11,690,591
Wal-Mart Stores, Inc.	253,640	16,446,018
Whole Foods Market, Inc.	57,853	1,831,047

		66,562,431

Food Products 1.6%
Archer-Daniels-Midland Co.	98,000	4,062,100
Campbell Soup Co.	28,518	1,445,292
ConAgra Foods, Inc.	69,509	2,815,810
General Mills, Inc.(a)	96,320	5,406,442
Hershey Co. (The)(a)	23,781	2,184,998
Hormel Foods Corp.(a)	21,415	1,355,784
J.M. Smucker Co. (The)	16,562	1,889,559

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food Products (continued)
Kellogg Co.	40,966	$2,726,287
Keurig Green Mountain, Inc.(a)	19,294	1,005,989
Kraft Heinz Co. (The)	95,637	6,750,059
McCormick & Co., Inc., Non-Voting Shares	18,634	1,531,342
Mead Johnson Nutrition Co.	32,379	2,279,482
Mondelez International, Inc., Class A	258,981	10,843,534
Tyson Foods, Inc., Class A	48,984	2,111,210

		46,407,888

Gas Utilities 0.0%†
AGL Resources, Inc.	19,042	1,162,324

Health Care Equipment & Supplies 2.0%
Abbott Laboratories	239,221	9,621,468
Baxter International, Inc.(a)	87,508	2,874,638
Becton, Dickinson and Co.(a)	33,794	4,483,112
Boston Scientific Corp.*	215,439	3,535,354
C.R. Bard, Inc.	11,997	2,235,161
DENTSPLY International, Inc.	22,596	1,142,680
Edwards Lifesciences Corp.*	17,254	2,453,001
Intuitive Surgical, Inc.*	5,923	2,722,092
Medtronic PLC	227,302	15,215,596
St. Jude Medical, Inc.	45,085	2,844,413
Stryker Corp.(a)	50,919	4,791,478
Varian Medical Systems, Inc.*	16,022	1,182,103
Zimmer Biomet Holdings, Inc.(a)	27,456	2,578,942

		55,680,038

Health Care Providers & Services 2.7%
Aetna, Inc.	56,339	6,164,050
AmerisourceBergen Corp.	33,054	3,139,799
Anthem, Inc.(a)	42,074	5,890,360
Cardinal Health, Inc.	52,591	4,040,041
Cigna Corp.	41,424	5,593,068
DaVita HealthCare Partners, Inc.*	27,589	1,995,512
Express Scripts Holding Co.*	108,566	8,789,503
HCA Holdings, Inc.*	51,326	3,970,579
Henry Schein, Inc.*(a)	13,462	1,786,677
Humana, Inc.	23,787	4,257,873
Laboratory Corp. of America Holdings*	16,089	1,745,174
McKesson Corp.	37,301	6,901,804
Patterson Cos., Inc.(a)	13,752	594,774
Quest Diagnostics, Inc.	23,255	1,429,485
Tenet Healthcare Corp.*(a)	15,606	576,174
UnitedHealth Group, Inc.	153,457	17,802,547
Universal Health Services, Inc., Class B	14,540	1,814,737

		76,492,157

Health Care Technology 0.1%
Cerner Corp.*	49,406	2,962,384

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	74,399	3,697,630
Chipotle Mexican Grill, Inc.*	5,009	3,607,732
Darden Restaurants, Inc.	18,335	1,256,681
Marriott International, Inc., Class A	32,082	2,187,992
McDonald’s Corp.	151,477	14,925,029
Royal Caribbean Cruises Ltd.	27,573	2,456,478
Starbucks Corp.(a)	238,564	13,559,978
Starwood Hotels & Resorts Worldwide, Inc.(a)	27,519	1,829,463
Wyndham Worldwide Corp.(a)	19,323	1,389,324
Wynn Resorts Ltd.	12,922	686,417
Yum! Brands, Inc.	69,421	5,550,209

		51,146,933

Household Durables 0.4%
D.R. Horton, Inc.	52,861	1,551,999
Garmin Ltd.	19,340	693,919
Harman International Industries, Inc.(a)	11,435	1,097,645
Leggett & Platt, Inc.	22,151	913,729
Lennar Corp., Class A(a)	27,953	1,345,378
Mohawk Industries, Inc.*	10,229	1,859,530
Newell Rubbermaid, Inc.	43,638	1,732,865
PulteGroup, Inc.	51,691	975,409
Whirlpool Corp.	12,507	1,841,781

		12,012,255

Household Products 1.7%
Clorox Co. (The)(a)	20,693	2,390,662
Colgate-Palmolive Co.(a)	144,827	9,190,722
Kimberly-Clark Corp.	58,578	6,387,345
Procter & Gamble Co. (The)	436,017	31,367,063

		49,335,792

Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)(a)	109,673	1,073,699
NRG Energy, Inc.	54,404	807,899

		1,881,598

Industrial Conglomerates 2.3%
3M Co.(a)	100,364	14,228,604
Danaher Corp.	95,736	8,157,665
General Electric Co.	1,621,777	40,901,216
Roper Technologies, Inc.(a)	16,043	2,513,938

		65,801,423

Information Technology Services 3.6%
Accenture PLC, Class A	100,605	9,885,447
Alliance Data Systems Corp.*	9,886	2,560,276
Automatic Data Processing, Inc.(a)	74,996	6,026,679
Cognizant Technology Solutions Corp., Class A*	98,114	6,142,918
Computer Sciences Corp.	22,513	1,381,848
Fidelity National Information Services, Inc.	45,207	3,032,486
Fiserv, Inc.*(a)	37,697	3,264,937
International Business Machines Corp.	145,095	21,034,422
MasterCard, Inc., Class A(a)	160,629	14,475,885
Paychex, Inc.(a)	51,761	2,465,376
PayPal Holdings, Inc.*	177,664	5,514,691
Teradata Corp.*(a)	23,265	673,754
Total System Services, Inc.(a)	26,703	1,213,117
Visa, Inc., Class A	313,927	21,868,155
Western Union Co. (The)(a)	83,548	1,533,941
Xerox Corp.	161,731	1,573,643

		102,647,575

Insurance 2.7%
ACE Ltd.	52,108	5,387,967
Aflac, Inc.(a)	69,715	4,052,533
Allstate Corp. (The)	64,345	3,747,453
American International Group, Inc.	207,840	11,809,469
Aon PLC(a)	45,272	4,011,552
Assurant, Inc.	10,749	849,278
Chubb Corp. (The)	36,541	4,481,754
Cincinnati Financial Corp.(a)	23,474	1,262,901
Genworth Financial, Inc., Class A*(a)	79,147	365,659

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Hartford Financial Services Group, Inc. (The)	66,697	$3,053,389
Lincoln National Corp.	40,311	1,913,160
Loews Corp.	46,165	1,668,403
Marsh & McLennan Cos., Inc.	85,103	4,444,079
MetLife, Inc.	179,692	8,472,478
Principal Financial Group, Inc.(a)	43,870	2,076,806
Progressive Corp. (The)	94,325	2,890,118
Prudential Financial, Inc.	72,768	5,545,649
Torchmark Corp.	18,725	1,056,090
Travelers Cos., Inc. (The)(a)	50,069	4,983,368
Unum Group	40,150	1,288,012
XL Group PLC	49,267	1,789,377

		75,149,495

Internet & Catalog Retail 1.8%
Amazon.com, Inc.*	61,677	31,571,840
Expedia, Inc.	16,081	1,892,412
Netflix, Inc.*	68,194	7,041,712
Priceline Group, Inc. (The)*	8,161	10,094,015
TripAdvisor, Inc.*	18,161	1,144,506

		51,744,485

Internet Software & Services 3.6%
Akamai Technologies, Inc.*(a)	28,604	1,975,392
eBay, Inc.*	180,272	4,405,848
Facebook, Inc., Class A*	363,130	32,645,387
Google, Inc., Class A*	46,623	29,762,725
Google, Inc., Class C*	47,578	28,947,407
VeriSign, Inc.*(a)	16,068	1,133,758
Yahoo!, Inc.*	139,541	4,034,130

		102,904,647

Leisure Products 0.1%
Hasbro, Inc.(a)	18,022	1,300,107
Mattel, Inc.(a)	54,337	1,144,337

		2,444,444

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	53,544	1,838,166
PerkinElmer, Inc.	17,997	827,142
Thermo Fisher Scientific, Inc.(a)	63,958	7,820,784
Waters Corp.*	13,382	1,581,886

		12,067,978

Machinery 1.2%
Caterpillar, Inc.	97,181	6,351,750
Cummins, Inc.(a)	26,704	2,899,520
Deere & Co.(a)	50,169	3,712,506
Dover Corp.(a)	25,140	1,437,505
Flowserve Corp.(a)	21,803	896,975
Illinois Tool Works, Inc.(a)	52,989	4,361,525
Ingersoll-Rand PLC(a)	42,724	2,169,097
Joy Global, Inc.(a)	15,647	233,610
PACCAR, Inc.	56,764	2,961,378
Parker-Hannifin Corp.(a)	22,289	2,168,720
Pentair PLC(a)	29,242	1,492,512
Snap-on, Inc.	9,262	1,398,006
Stanley Black & Decker, Inc.	24,700	2,395,406
Xylem, Inc.	29,115	956,428

		33,434,938

Media 3.1%
Cablevision Systems Corp., Class A	35,345	1,147,652
CBS Corp. Non-Voting Shares, Class B	71,449	2,850,815
Comcast Corp., Class A(a)	399,452	22,742,113
Discovery Communications, Inc., Class A*(a)	23,581	613,814
Discovery Communications, Inc., Class C*(a)	41,977	1,019,621
Interpublic Group of Cos., Inc. (The)	67,161	1,284,790
News Corp., Class A	61,274	773,278
News Corp., Class B(a)	17,326	222,119
Omnicom Group, Inc.	39,264	2,587,498
Scripps Networks Interactive, Inc., Class A(a)	15,616	768,151
TEGNA, Inc.	36,375	814,436
Time Warner Cable, Inc.	45,449	8,152,187
Time Warner, Inc.	131,255	9,023,781
Twenty-First Century Fox, Inc., Class A	196,370	5,298,063
Twenty-First Century Fox, Inc., Class B	69,324	1,876,601
Viacom, Inc., Class B	55,844	2,409,669
Walt Disney Co. (The)(a)	249,332	25,481,730

		87,066,318

Metals & Mining 0.2%
Alcoa, Inc.	210,697	2,035,333
Freeport-McMoRan, Inc.(a)	166,450	1,612,901
Newmont Mining Corp.	84,987	1,365,741
Nucor Corp.(a)	51,124	1,919,706

		6,933,681

Multiline Retail 0.7%
Dollar General Corp.	47,750	3,459,010
Dollar Tree, Inc.*	37,760	2,517,082
Kohl’s Corp.	31,797	1,472,519
Macy’s, Inc.	53,136	2,726,939
Nordstrom, Inc.	22,515	1,614,551
Target Corp.	100,985	7,943,480

		19,733,581

Multi-Utilities 1.2%
Ameren Corp.	39,023	1,649,502
CenterPoint Energy, Inc.	68,500	1,235,740
CMS Energy Corp.(a)	44,275	1,563,793
Consolidated Edison, Inc.(a)	46,915	3,136,268
Dominion Resources, Inc.(a)	95,375	6,712,492
DTE Energy Co.	28,816	2,315,942
NiSource, Inc.(a)	50,638	939,335
PG&E Corp.	78,623	4,151,294
Public Service Enterprise Group, Inc.(a)	81,060	3,417,490
SCANA Corp.	22,901	1,288,410
Sempra Energy	37,877	3,663,463
TECO Energy, Inc.	37,968	997,040
WEC Energy Group, Inc.	50,617	2,643,220

		33,713,989

Oil, Gas & Consumable Fuels 5.6%
Anadarko Petroleum Corp.	81,605	4,928,126
Apache Corp.	60,319	2,362,092
Cabot Oil & Gas Corp.(a)	66,010	1,442,979
Chesapeake Energy Corp.(a)	82,765	606,667
Chevron Corp.	302,812	23,885,810
Cimarex Energy Co.	15,053	1,542,631
Columbia Pipeline Group, Inc.	50,638	926,169
ConocoPhillips	198,136	9,502,603
CONSOL Energy, Inc.(a)	36,683	359,493

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	61,858	$2,294,313
EOG Resources, Inc.	88,212	6,421,834
EQT Corp.	24,340	1,576,502
Exxon Mobil Corp.	671,219	49,905,133
Hess Corp.	38,942	1,949,436
Kinder Morgan, Inc.(a)	289,348	8,009,153
Marathon Oil Corp.(a)	108,105	1,664,817
Marathon Petroleum Corp.	86,325	3,999,437
Murphy Oil Corp.	26,603	643,793
Newfield Exploration Co.*	25,622	842,964
Noble Energy, Inc.	68,335	2,062,350
Occidental Petroleum Corp.	122,904	8,130,100
ONEOK, Inc.	33,490	1,078,378
Phillips 66	77,031	5,919,062
Pioneer Natural Resources Co.	23,851	2,901,236
Range Resources Corp.(a)	27,145	871,897
Southwestern Energy Co.*	61,417	779,382
Spectra Energy Corp.(a)	107,484	2,823,605
Tesoro Corp.	19,779	1,923,310
Valero Energy Corp.	79,901	4,802,050
Williams Cos., Inc. (The)	109,538	4,036,475

		158,191,797

Paper & Forest Products 0.1%
International Paper Co.	67,065	2,534,386

Personal Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	36,324	2,930,620

Pharmaceuticals 6.0%
AbbVie, Inc.(b)	266,458	14,497,980
Allergan PLC*	63,374	17,225,687
Bristol-Myers Squibb Co.	268,481	15,894,075
Eli Lilly & Co.	156,961	13,136,066
Endo International PLC*(a)	33,465	2,318,455
Johnson & Johnson	445,017	41,542,337
Mallinckrodt PLC*	18,625	1,190,882
Merck & Co., Inc.	453,072	22,377,226
Mylan NV*	66,172	2,664,085
Perrigo Co. PLC	23,514	3,698,047
Pfizer, Inc.	992,135	31,162,960
Zoetis, Inc.	73,766	3,037,684

		168,745,484

Professional Services 0.2%
Dun & Bradstreet Corp. (The)(a)	5,790	607,950
Equifax, Inc.	19,017	1,848,072
Nielsen Holdings PLC(a)	59,495	2,645,743
Robert Half International, Inc.	21,912	1,121,018

		6,222,783

Real Estate Investment Trusts (REITs) 2.5%
American Tower Corp.	68,088	5,990,382
Apartment Investment & Management Co., Class A	24,928	922,835
AvalonBay Communities, Inc.	21,362	3,734,505
Boston Properties, Inc.	24,524	2,903,642
Crown Castle International Corp.	53,600	4,227,432
Equinix, Inc.	9,155	2,502,977
Equity Residential	58,251	4,375,815
Essex Property Trust, Inc.	10,574	2,362,443
General Growth Properties, Inc.	94,070	2,442,998
HCP, Inc.	74,444	2,773,039
Host Hotels & Resorts, Inc.	121,307	1,917,864
Iron Mountain, Inc.	30,873	957,680
Kimco Realty Corp.	66,077	1,614,261
Macerich Co. (The)	21,663	1,664,152
Plum Creek Timber Co., Inc.	28,230	1,115,367
Prologis, Inc.	84,242	3,277,014
Public Storage	23,651	5,005,261
Realty Income Corp.	37,372	1,771,059
Simon Property Group, Inc.	49,781	9,145,765
SL Green Realty Corp.	15,772	1,705,899
Ventas, Inc.	53,476	2,997,865
Vornado Realty Trust	28,465	2,573,805
Welltower, Inc.	56,407	3,819,882
Weyerhaeuser Co.	83,208	2,274,907

		72,076,849

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	46,619	1,491,808

Road & Rail 0.8%
CSX Corp.	157,979	4,249,635
J.B. Hunt Transport Services, Inc.	14,785	1,055,649
Kansas City Southern	17,720	1,610,394
Norfolk Southern Corp.	48,519	3,706,852
Ryder System, Inc.	8,458	626,230
Union Pacific Corp.	139,588	12,340,975

		23,589,735

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	48,839	2,445,857
Analog Devices, Inc.(a)	50,396	2,842,838
Applied Materials, Inc.	192,980	2,834,876
Avago Technologies Ltd.	41,829	5,229,043
Broadcom Corp., Class A	89,917	4,624,431
First Solar, Inc.*(a)	11,976	511,974
Intel Corp.	763,352	23,007,429
KLA-Tencor Corp.	25,703	1,285,150
Lam Research Corp.(a)	25,471	1,664,021
Linear Technology Corp.	38,347	1,547,302
Microchip Technology, Inc.(a)	33,980	1,464,198
Micron Technology, Inc.*	172,505	2,584,125
NVIDIA Corp.(a)	82,826	2,041,661
Qorvo, Inc.*(a)	23,801	1,072,235
Skyworks Solutions, Inc.(a)	30,528	2,570,763
Texas Instruments, Inc.	165,178	8,179,615
Xilinx, Inc.	41,572	1,762,653

		65,668,171

Software 3.8%
Activision Blizzard, Inc.(a)	80,481	2,486,058
Adobe Systems, Inc.*	80,052	6,581,876
Autodesk, Inc.*(a)	36,481	1,610,271
CA, Inc.(a)	51,072	1,394,266
Citrix Systems, Inc.*	25,794	1,787,008
Electronic Arts, Inc.*	49,823	3,375,508
Intuit, Inc.	44,354	3,936,418
Microsoft Corp.	1,287,677	56,992,584
Oracle Corp.	523,274	18,900,657
Red Hat, Inc.*	29,398	2,113,128
salesforce.com, Inc.*	99,612	6,916,061
Symantec Corp.	109,374	2,129,512

		108,223,347

Specialty Retail 2.6%
Advance Auto Parts, Inc.	11,752	2,227,357

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
AutoNation, Inc.*	12,589	$732,428
AutoZone, Inc.*	4,966	3,594,540
Bed Bath & Beyond, Inc.*	27,529	1,569,704
Best Buy Co., Inc.(a)	49,379	1,832,948
CarMax, Inc.*(a)	33,661	1,996,771
GameStop Corp., Class A(a)	17,397	716,930
Gap, Inc. (The)	38,231	1,089,583
Home Depot, Inc. (The)	206,241	23,818,773
L Brands, Inc.(a)	41,355	3,727,326
Lowe’s Cos., Inc.	148,795	10,254,951
O’Reilly Automotive, Inc.*(a)	15,992	3,998,000
Ross Stores, Inc.(a)	66,352	3,216,081
Signet Jewelers Ltd.	12,864	1,751,176
Staples, Inc.	102,671	1,204,331
Tiffany & Co.(a)	18,076	1,395,829
TJX Cos., Inc. (The)	108,372	7,739,928
Tractor Supply Co.	21,746	1,833,623
Urban Outfitters, Inc.*(a)	15,812	464,557

		73,164,836

Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	917,330	101,181,499
EMC Corp.	309,267	7,471,891
Hewlett-Packard Co.	290,294	7,434,429
NetApp, Inc.(a)	48,186	1,426,306
SanDisk Corp.	32,826	1,783,436
Seagate Technology PLC(a)	48,591	2,176,877
Western Digital Corp.	37,081	2,945,715

		124,420,153

Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc.	44,199	1,278,677
Fossil Group, Inc.*(a)	6,652	371,714
Hanesbrands, Inc.	64,103	1,855,141
Michael Kors Holdings Ltd.*	31,139	1,315,311
NIKE, Inc., Class B(a)	109,079	13,413,445
PVH Corp.	13,256	1,351,317
Ralph Lauren Corp.	9,671	1,142,725
Under Armour, Inc., Class A*(a)	28,945	2,801,297
VF Corp.	54,874	3,742,955

		27,272,582

Thrifts & Mortgage Finance 0.0%†
Hudson City Bancorp, Inc.	76,540	778,412

Tobacco 1.5%
Altria Group, Inc.	315,648	17,171,251
Philip Morris International, Inc.	249,024	19,755,074
Reynolds American, Inc.	133,584	5,913,764

		42,840,089

Trading Companies & Distributors 0.2%
Fastenal Co.(a)	46,591	1,705,696
United Rentals, Inc.*(a)	15,471	929,034
W.W. Grainger, Inc.(a)	9,754	2,097,208

		4,731,938

Total Common Stocks (cost $1,841,399,851)		2,720,102,733

Repurchase Agreements 0.4%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.06%, dated 09/29/15, due 10/06/15, repurchase price $5,000,058, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 5.25%, maturing 11/15/15 - 05/15/44; total market value $5,100,001. (c)	$5,000,000	$5,000,000
Barclays Capital, Inc., 0.07%, dated 09/24/15, due 10/01/15, repurchase price $500,007, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.00%, maturing 10/15/15 - 02/15/45; total market value $510,000. (c)	500,000	500,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $4,000,013, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $4,080,001. (c)	4,000,000	4,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $1,155,102, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $1,178,200. (c)	1,155,098	1,155,098

Total Repurchase Agreements (cost $10,655,098)		10,655,098

Total Investments (cost $1,852,054,949) (d) — 96.4%		2,730,757,831
Other assets in excess of liabilities — 3.6%		100,579,575

NET ASSETS — 100.0%		$2,831,337,406

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $262,033,008, which was collateralized by repurchase agreements with a total value of $10,655,098 and $254,028,709 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00%-7.88% and maturity dates ranging from 10/08/15-11/15/44, a total market value of $264,683,807.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $10,655,098.
(d)	At September 30, 2015, the tax basis cost of the Fund’s investments was $1,919,492,022, tax unrealized appreciation and depreciation were $911,272,307 and $(100,006,498), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At September 30, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
1,166	S&P 500 E-Mini	12/18/15	$111,277,210	$(1,267,247)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,720,102,733	$—	$—	$2,720,102,733
Repurchase Agreements	—	10,655,098	—	10,655,098

Total Assets	$2,720,102,733	$10,655,098	$—	$2,730,757,831

Liabilities:
Futures Contracts	(1,267,247)	—	—	(1,267,247)

Total Liabilities	$(1,267,247)	$—	$—	$(1,267,247)

Total	$2,718,835,486	$10,655,098	$—	$2,729,490,584

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2015

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(1,267,247)

Total		$(1,267,247)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 20.1%

	Principal Amount	Market Value
Automobiles 4.4%
Credit Acceptance Auto Loan Trust Series 2013-2A, Class A, 1.50%, 04/15/21(a)	$6,345,000	$6,349,689
Series 2014-1A, Class A, 1.55%, 10/15/21(a)	8,500,000	8,486,799
Series 2014-2A, Class A, 1.88%, 03/15/22(a)	7,000,000	7,000,084
Series 2015-1A, Class A, 2.00%, 07/15/22(a)	13,000,000	13,040,872
Series 2015-2A, Class A, 2.40%, 02/15/23(a)	10,000,000	10,048,930
First Investors Auto Owner Trust Series 2012-2A, Class A2, 1.47%, 05/15/18(a)	505,908	506,168
Series 2014-1A, Class A3, 1.49%, 01/15/20(a)	6,000,000	5,997,930
Series 2014-2A, Class A2, 0.86%, 08/15/18(a)	5,555,816	5,551,621
Series 2015-2A, Class A2, 2.28%, 09/15/21(a)	11,580,000	11,647,512
Flagship Credit Auto Trust Series 2014-2, Class A, 1.43%, 12/16/19(a)	4,445,213	4,431,900
Series 2015-2, Class A, 1.98%, 10/15/20(a)	14,574,172	14,606,221

		87,667,726

Home Equity 1.4%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A2B, 1.29%, 10/25/34(b)	1,438,646	1,423,241
Ameriquest Mortgage Securities, Inc., Series 2003-10, Class AV1, 0.95%, 12/25/33(b)	8,805,311	8,561,694
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2, 1.09%, 12/25/34(b)	2,049,000	1,989,780
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C, 0.95%, 01/25/35(b)	9,070,303	8,935,563
Soundview Home Loan Trust, Series 2005-CTX1, Class M1, 0.61%, 11/25/35(b)	3,489,000	3,453,670
Structured Asset Securities Corp., Series 2005-NC1, Class M1, 0.66%, 02/25/35(b)	2,695,499	2,682,372

		27,046,320

Other 14.3%
A Voce CLO Ltd., Series 2014-1A, Class A1B, 1.75%, 07/15/26(a)(b)	9,000,000	8,936,856
ALM VII Ltd., Series 2012-7A, Class A1, 1.71%, 10/19/24(a)(b)	19,775,000	19,707,765
Alterna Funding II LLC, Series 2015-1X, Class A, 2.50%, 02/15/24	13,741,211	13,690,369
Ameriquest Mortgage Securities, Inc. Pass Through Certificates, Series 2004-R3, Class A1A, 0.88%, 05/25/34(b)	6,674,434	6,584,903
Atrium VII, Series 7AR, Class BR, 2.03%, 11/16/22(a)(b)	5,000,000	4,934,500
Bayview Opportunity Master Fund Trust Series 2014-15RP, Class A, 3.72%, 10/28/19(a)(b)	7,576,548	7,575,230
Series 2014-16RP, Class A, 3.84%, 11/28/29(a)(c)	5,588,170	5,606,538
Bayview Opportunity Master Fund Trust IIB LP, Series 2014-18NP, Class A, 3.23%, 07/28/34(a)(c)	14,731,384	14,755,426
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 0.68%, 07/25/35(b)	8,926,878	8,738,199
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.00%, 12/10/23(a)	8,731,096	8,745,939
Dryden Senior Loan Fund Series 2011-22A, Class A1R, 1.46%, 01/15/22(a)(b)	4,154,602	4,138,399
Series 2012-23RA, Class A1R, 1.54%, 07/17/23(a)(b)	35,000,000	34,877,500
First Franklin Mortgage Loan Trust, Series 2004-FF6, Class A1, 0.97%, 07/25/34(b)	4,537,760	4,507,788
FNA Trust, Series 2014-1A, Class A, 1.30%, 12/10/22(a)	6,907,253	6,888,901
Gramercy Park CLO Ltd., Series 2012-1AR, Class A1R, 1.57%, 07/17/23(a)(b)	30,000,000	29,889,000
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class A2, 1.50%, 01/16/46(a)	3,900,000	3,896,100
Series 2013-T3, Class A3, 1.79%, 05/15/46(a)	10,276,000	10,173,240
Series 2013-T3, Class B3, 2.14%, 05/15/46(a)	4,000,000	3,980,000
NRZ Advance Receivables Trust Advance Receivables Backed, Series 2015-T2, Class AT2, 3.30%, 08/17/48(a)	8,542,000	8,541,984
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 1.75%, 11/20/23(a)(b)	2,300,000	2,300,000
RMAT LLC, Series 2015-1, Class A1, 4.09%, 07/27/20(a)(c)	9,789,332	9,795,539
US Residential Opportunity Fund Trust Series 2015-1III, Class A, 3.72%, 01/27/35(a)	6,351,729	6,342,023
Series 2015-1IV, Class A, 3.72%, 02/27/35(a)	9,046,285	9,032,625
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.88%, 04/25/55(a)(c)	1,600,699	1,604,134
VOLT XXII LLC, Series 2015-NPL4, Class A1, 3.50%, 02/25/55(a)(c)	10,290,602	10,268,189
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 06/26/45(a)(c)	10,846,834	10,784,400
VOLT XXVI LLC, Series 2014-NPL6, Class A1, 3.13%, 09/25/43(a)(c)	7,103,637	7,098,749
VOLT XXXVI LLC, Series 2015-NP10, Class A1, 3.62%, 07/25/45(a)(c)	5,880,721	5,852,500
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 3.62%, 07/25/45(a)(c)	16,777,086	16,744,102

		285,990,898

Total Asset-Backed Securities (cost $401,260,592)		400,704,944

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Bank Loans 2.4%

	Principal Amount	Market Value
Aerospace & Defense 0.5%
B/E Aerospace, Inc., 1st Lien Tranche B Term Loan, 4.00%, 11/21/21	$9,381,818	$9,378,910

Chemicals 0.1%
Huntsman International LLC, 1st Lien Tranche B Term Loan, 3.75%, 10/15/20	1,985,000	1,915,525

Electrical Equipment 0.1%
Sensata Technologies BV, 1st Lien Tranche B Term Loan, 3.00%, 10/14/21	2,977,538	2,970,094

Electronic Equipment, Instruments & Components 0.1%
CPI International, Inc., 1st Lien Tranche B Term Loan, 4.25%, 11/17/17	2,693,562	2,659,893

Health Care Providers & Services 0.2%
Community Health Systems Inc., 1st Lien Tranche G Term Loan, 3.75%, 12/31/19	1,048,399	1,046,103
Community Health Systems Inc., 1st Lien Tranche H Term Loan, 4.00%, 01/27/21	1,929,026	1,928,543

		2,974,646

Health Care Technology 0.3%
Advanced Computer, 1st Lien Tranche B Term Loan, 6.50%, 01/31/22	5,296,692	5,279,054

Information Technology Services 0.3%
First Data Corp., 1st Lien Tranche B Term Loan, 3.70%, 03/24/17	5,750,000	5,719,468
SI Organization, Inc./Vencore, Inc., 1st Lien Term Loan, 5.75%, 10/24/19	960,698	959,016

		6,678,484

Metals & Mining 0.1%
Hi-Crush Partners LP, 1st Lien Tranche B Term Loan, 4.75%, 04/28/21	2,969,849	2,747,110

Software 0.5%
TIBCO Software, Inc., Term Loan, 6.50%, 11/25/20	9,950,000	9,850,500

Specialty Retail 0.2%
Camping World, Inc., 1st Lien Tranche B Term Loan, 5.25%, 09/01/19	3,821,656	3,813,707

Total Bank Loan (cost $47,969,547)		48,267,923

Collateralized Mortgage Obligations 1.3%

	Principal Amount	Market Value
Banc of America Mortgage Securities, Inc., Series 2004-6, Class 1A3, 5.50%, 05/25/34	$5,537,175	$5,625,282
CSMC Trust, Series 2012-CIM1, Class A1, 3.38%, 02/25/42(a)(b)	1,962,101	1,976,471
Federal Home Loan Mortgage Corp. REMICS Series 3640, Class EL, 4.00%, 03/15/20	746,307	778,630
Series 3728, Class EA, 3.50%, 09/15/20	306,016	308,507
Series 3616, Class PA, 4.50%, 11/15/39	619,311	654,077
Government National Mortgage Association, Series 2011-73, Class PW, 4.50%, 11/16/39	1	1
GSAA Trust, Series 2004-NC1, Class AF6, 5.26%, 11/25/33(c)	90,156	93,631
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3, 3.75%, 11/25/54(a)(b)	12,884,381	13,331,676
Residential Accredit Loans, Inc., Series 2003-QS20, Class CB, 5.00%, 11/25/18	1,154,471	1,176,762
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 1.57%, 12/25/59(a)(b)	1,655,178	1,654,729

Total Collateralized Mortgage Obligations (cost $25,617,649)		25,599,766

Commercial Mortgage Backed Securities 6.4%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4, 5.32%, 09/10/47(b)	1,948,701	1,946,666
Series 2007-3, Class A4, 5.73%, 06/10/49(b)	9,326,889	9,753,660
Banc of America Re-Remic Trust, Series 2013-DSNY, Class B, 1.70%, 09/15/26(a)(b)	6,098,000	6,059,741
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4, 5.90%, 09/11/38(b)	1,309,888	1,327,605
Series 2007-PW18, Class A4, 5.70%, 06/11/50	11,675,000	12,320,230
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 2.06%, 12/15/27(a)(b)	5,000,000	4,966,640
Citigroup Commercial Mortgage Trust Series 2007-C6, Class A4, 5.90%, 12/10/49(b)	19,691,000	20,793,263
Series 2008-C7, Class A4, 6.35%, 12/10/49(b)	9,130,446	9,748,751
COMM Mortgage Trust Series 2014-TWC, Class B, 1.79%, 02/13/32(a)(b)	13,000,000	12,963,691
Series 2014-TWC, Class C, 2.04%, 02/13/32(a)(b)	6,000,000	5,964,456

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46(a)	$2,765,678	$2,778,782
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2, 3.34%, 07/15/46(a)	683,260	689,382
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XA, IO, 1.59%, 12/15/48(b)	29,342,989	1,569,028
Morgan Stanley Capital I Series 2007-IQ15, Class A4, 6.11%, 06/11/49(b)	9,853,307	10,436,140
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	9,338,964	9,933,024
Series 2011-C1, Class A2, 3.88%, 09/15/47(a)	1,865,493	1,872,745
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 6.15%, 02/15/51(b)	5,577,323	5,827,371
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, 1.56%, 02/15/27(a)(b)	9,000,000	8,859,510

Total Commercial Mortgage Backed Securities (cost $133,640,480)		127,810,685

Corporate Bonds 62.9%

	Principal Amount	Market Value
Airlines 1.2%
Air Canada Pass Through Trust, Series 2015-1, Class B, 3.88%, 03/15/23(a)	$11,460,000	$11,087,550
American Airlines Pass Through Trust, Series 2013-2, Class B, 5.60%, 07/15/20(a)	4,366,066	4,453,387
Series 2015-1, Class B, 3.70%, 05/01/23	4,000,000	3,930,000
Series 2015-2, Class B, 4.40%, 09/22/23	5,000,000	4,962,500

		24,433,437

Auto Components 0.7%
BorgWarner, Inc., 5.75%, 11/01/16	3,000,000	3,134,907
Johnson Controls, Inc., 1.40%, 11/02/17	10,000,000	9,939,320

		13,074,227

Automobiles 6.3%
American Honda Finance Corp., 0.78%, 10/07/16(b)	10,000,000	10,029,950
Daimler Finance North America LLC, 0.98%, 08/01/16(a)(b)	10,000,000	9,995,730
0.68%, 03/10/17(a)(b)	10,000,000	9,920,410
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	9,775,000	10,506,893
4.25%, 02/03/17	26,000,000	26,867,074
0.85%, 09/08/17(b)	10,000,000	9,797,470
Hyundai Capital America, 3.75%, 04/06/16(a)(d)	5,000,000	5,063,350
2.60%, 03/19/20(a)(d)	10,000,000	9,968,140
Hyundai Capital Services, Inc., 4.38%, 07/27/16(a)	2,400,000	2,460,137
1.14%, 03/18/17(a)(b)	7,000,000	6,983,564
3.50%, 09/13/17(a)	7,650,000	7,885,375
Nissan Motor Acceptance Corp., 0.88%, 03/03/17(a)(b)	10,000,000	9,969,360
1.95%, 09/12/17(a)(d)	4,165,000	4,212,368
2.65%, 09/26/18(a)	3,035,000	3,098,790

		126,758,611

Banks 10.2%
Bank of America Corp., 1.33%, 01/15/19(b)	5,000,000	5,038,360
Series L, 2.60%, 01/15/19	10,000,000	10,101,600
Series L, 2.65%, 04/01/19	5,000,000	5,056,450
Bank of America NA, 6.00%, 06/15/16	10,000,000	10,328,950
5.30%, 03/15/17	5,000,000	5,252,450
Citigroup, Inc., 2.50%, 07/29/19	10,000,000	10,063,220
Citizens Bank NA/Providence RI, 2.45%, 12/04/19	10,000,000	9,980,390
CoBank, ACB, 0.94%, 06/15/22(a)(b)	25,635,000	24,211,027
Fifth Third Bancorp, 2.30%, 03/01/19	7,000,000	7,028,679
HSBC USA, Inc., 1.21%, 09/24/18(b)(d)	10,000,000	10,012,930
Huntington Bancshares, Inc., 2.60%, 08/02/18	2,450,000	2,475,715
Huntington National Bank (The), 1.30%, 11/20/16	10,000,000	10,010,180
JPMorgan Chase & Co., 1.63%, 05/15/18(d)	5,000,000	4,969,050
JPMorgan Chase Bank NA, 0.67%, 06/13/16(b)(d)	5,000,000	4,989,285
6.00%, 10/01/17	2,200,000	2,377,342
National City Bank, 0.69%, 12/15/16(b)	10,432,000	10,393,036
SunTrust Bank, 5.20%, 01/17/17	10,000,000	10,470,580
SunTrust Banks, Inc., 3.60%, 04/15/16	15,495,000	15,687,123
Union Bank NA, 5.95%, 05/11/16	9,500,000	9,780,450
1.08%, 09/26/16(b)	10,000,000	10,012,860
Wachovia Corp., 0.64%, 10/28/15(b)	5,000,000	5,000,385
Wells Fargo & Co., 0.75%, 04/22/19(b)(d)	20,000,000	19,915,400

		203,155,462

Beverages 0.7%
SABMiller Holdings, Inc., 0.99%, 08/01/18(a)(b)	15,000,000	14,932,440

Biotechnology 1.0%
Celgene Corp., 2.30%, 08/15/18(d)	14,118,000	14,290,861
2.88%, 08/15/20	5,000,000	5,045,365

		19,336,226

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets 3.5%
Bank of America Corp., 6.05%, 05/16/16	$17,794,000	$18,302,428
Bear Stearns Cos. LLC (The), 6.40%, 10/02/17	14,353,000	15,649,521
FMR LLC, 7.49%, 06/15/19(a)	2,000,000	2,361,806
Morgan Stanley, 2.20%, 12/07/18	4,000,000	4,037,140
UBS AG, 5.88%, 07/15/16	28,741,000	29,751,792

		70,102,687

Chemicals 0.3%
CF Industries, Inc., 7.13%, 05/01/20	5,500,000	6,465,371

Commercial Services & Supplies 1.7%
Catholic Health Initiatives, 1.60%, 11/01/17	10,000,000	9,972,800
GATX Corp., 1.25%, 03/04/17	5,445,000	5,416,158
2.38%, 07/30/18	5,000,000	5,004,505
2.60%, 03/30/20	9,000,000	8,877,708
Novant Health, Inc., Series 09B, 5.35%, 11/01/16	5,000,000	5,244,040

		34,515,211

Diversified Financial Services 2.6%
Ameritech Capital Funding Corp., 9.10%, 06/01/16	3,872,000	4,043,746
Associates Corp. of North America, 6.95%, 11/01/18	1,650,000	1,881,787
General Electric Capital Corp., 0.48%, 01/08/16(b)(d)	5,000,000	4,999,980
0.88%, 01/08/16(b)	10,000,000	10,010,310
0.49%, 02/15/17(b)	5,000,000	4,993,830
1.25%, 05/15/17(d)	10,650,000	10,708,043
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 03/15/17(d)	5,000,000	5,015,600
National Rural Utilities Cooperative Finance Corp., 2.00%, 01/27/20	10,000,000	9,904,450

		51,557,746

Diversified Telecommunication Services 2.5%
CCO Safari II LLC, 3.58%, 07/23/20(a)	10,000,000	9,926,340
Verizon Communications, Inc., 1.87%, 09/15/16(b)	10,000,000	10,094,930
0.73%, 06/09/17(b)	20,000,000	19,920,040
1.10%, 06/17/19(b)	10,000,000	9,933,150

		49,874,460

Electric Utilities 0.9%
ITC Holdings Corp., 6.05%, 01/31/18(a)	6,500,000	7,129,778
Ohio Power Co., Series K, 6.00%, 06/01/16	4,290,000	4,437,070
PSEG Power LLC, 2.75%, 09/15/16	7,000,000	7,097,846

		18,664,694

Electrical Equipment 0.9%
Thermo Fisher Scientific, Inc., 1.30%, 02/01/17(d)	17,000,000	16,990,990

Energy Equipment & Services 1.5%
Schlumberger Investment SA, 1.25%, 08/01/17(a)	10,000,000	9,980,010
SESI LLC, 6.38%, 05/01/19	11,270,000	11,227,738
Weatherford International, Inc., 6.35%, 06/15/17	9,250,000	9,465,497

		30,673,245

Food & Staples Retailing 0.5%
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19(d)	9,500,000	9,628,212

Food Products 3.2%
ConAgra Foods, Inc., 1.90%, 01/25/18	17,090,000	16,977,616
2.10%, 03/15/18	3,959,000	3,944,918
HJ Heinz Co., 2.00%, 07/02/18(a)	15,000,000	15,020,895
Tyson Foods, Inc., 6.60%, 04/01/16	16,319,000	16,766,891
2.65%, 08/15/19	12,000,000	12,090,456

		64,800,776

Gas Utilities 2.7%
DCP Midstream Operating LP, 2.50%, 12/01/17	13,000,000	11,922,118
2.70%, 04/01/19	3,000,000	2,685,237
Enbridge Energy Partners LP, 5.88%, 12/15/16	8,745,000	9,141,096
Series B, 6.50%, 04/15/18	7,700,000	8,369,823
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21	13,000,000	13,311,961
Spectra Energy Partners LP, 2.95%, 09/25/18	5,500,000	5,576,500
Sunoco Logistics Partners Operations LP, 6.13%, 05/15/16	2,000,000	2,058,636

		53,065,371

Health Care Providers & Services 3.2%
Becton Dickinson and Co., 2.68%, 12/15/19	7,000,000	7,078,295
Boston Scientific Corp., 2.65%, 10/01/18	10,000,000	10,122,020
Dignity Health, 2.64%, 11/01/19	6,000,000	6,120,846
Express Scripts Holding Co., 2.65%, 02/15/17	15,000,000	15,246,945
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	10,000,000	10,030,840
McKesson Corp., 1.29%, 03/10/17	15,000,000	14,971,560

		63,570,506

Industrial Conglomerates 0.3%
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 05/01/20	5,000,000	4,999,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance 1.2%
Metropolitan Life Global Funding I, 1.50%, 01/10/18(a)	$5,000,000	$4,991,970
2.30%, 04/10/19(a)	7,000,000	7,078,036
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19(a)	11,500,000	11,659,838

		23,729,844

Media 0.8%
Cox Communications, Inc., 5.88%, 12/01/16(a)	5,000,000	5,247,070
NBCUniversal Enterprise, Inc., 0.97%, 04/15/18(a)(b)(d)	10,000,000	9,990,460

		15,237,530

Metals & Mining 3.7%
Freeport-McMoRan Copper & Gold, Inc., 2.38%, 03/15/18	10,145,000	8,876,875
3.10%, 03/15/20(d)	10,000,000	8,331,300
Glencore Funding LLC, 1.49%, 05/27/16(a)(b)	17,000,000	16,043,648
1.70%, 05/27/16(a)	5,000,000	4,750,000
2.50%, 01/15/19(a)	5,000,000	4,262,500
Kinross Gold Corp., 3.63%, 09/01/16	10,000,000	9,928,720
Teck Resources Ltd., 2.50%, 02/01/18	9,000,000	7,284,375
Xstrata Canada Financial Corp., 3.60%, 01/15/17(a)(d)	5,000,000	4,647,205
Xstrata Finance Canada Ltd., 2.05%, 10/23/15(a)	10,000,000	9,990,000

		74,114,623

Oil, Gas & Consumable Fuels 6.8%
Atwood Oceanics, Inc., 6.50%, 02/01/20(d)	3,000,000	2,407,500
BG Energy Capital PLC, 2.88%, 10/15/16(a)	5,000,000	5,083,220
BP Capital Markets PLC, 1.38%, 11/06/17(d)	5,000,000	4,992,495
0.96%, 09/26/18(b)	10,000,000	9,928,270
Canadian Natural Resources Ltd., 0.70%, 03/30/16(b)	10,000,000	9,977,970
Murphy Oil Corp., 2.50%, 12/01/17	34,500,000	33,684,799
Nexen, Inc., 5.65%, 05/15/17	2,000,000	2,118,112
Petrobras Global Finance BV, 1.95%, 05/20/16(b)(d)	5,000,000	4,712,500
Petrobras International Finance Co., 3.88%, 01/27/16	5,000,000	4,912,500
Rowan Cos., Inc., 5.00%, 09/01/17	32,775,000	32,140,214
Transocean, Inc., 3.00%, 10/15/17(d)	21,500,000	19,457,500
7.38%, 04/15/18(d)	6,483,000	6,158,850
WPX Energy, Inc., 5.25%, 01/15/17(d)	905,000	900,475

		136,474,405

Pharmaceuticals 1.4%
AbbVie, Inc., 2.50%, 05/14/20	8,000,000	7,955,808
Actavis Funding SCS, 3.00%, 03/12/20(d)	2,000,000	2,001,752
3.45%, 03/15/22	10,000,000	9,885,370
Forest Laboratories, Inc., 4.88%, 02/15/21(a)(d)	2,000,000	2,160,080
Hospira, Inc., 6.05%, 03/30/17	5,856,000	6,253,564

		28,256,574

Real Estate Investment Trusts (REITs) 1.7%
CommonWealth REIT, 6.25%, 06/15/17	3,500,000	3,662,141
Highwoods Realty LP, 5.85%, 03/15/17	5,200,000	5,534,901
Scentre Group Trust 1/Scentre Group Trust 2, 2.38%, 11/05/19(a)	8,000,000	7,990,152
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 09/15/17(a)	10,000,000	9,933,360
2.70%, 09/17/19(a)	7,000,000	6,966,890

		34,087,444

Real Estate Management & Development 0.5%
ProLogis LP, 2.75%, 02/15/19	10,000,000	10,188,370

Road & Rail 1.6%
Burlington Northern Santa Fe LLC, 6.88%, 02/15/16	8,210,000	8,390,390
ERAC USA Finance LLC, 5.90%, 11/15/15(a)	1,780,000	1,789,917
1.40%, 04/15/16(a)	2,065,000	2,066,342
2.75%, 03/15/17(a)	3,000,000	3,059,406
6.38%, 10/15/17(a)	1,505,000	1,643,487
Federal Express Corp. 1993 Pass Through Trust, Series C2, 7.96%, 03/28/17	415,388	440,311
Federal Express Corp. 1998 Pass Through Trust, Series 981B, 6.85%, 01/15/19	5,722,131	6,194,206
Series 981A, 6.72%, 01/15/22	614,163	697,075
FedEx Corp., 8.00%, 01/15/19	2,974,000	3,550,352
Union Pacific Railroad Co. 2000 Pass Through Trust, Series 00-1, 8.00%, 01/10/21	4,416,694	4,991,682

		32,823,168

Specialty Retail 0.3%
L Brands, Inc., 6.90%, 07/15/17	5,000,000	5,400,000

Technology Hardware, Storage & Peripherals 0.1%
Hewlett-Packard Co., 2.20%, 12/01/15	2,000,000	2,004,602

Thrifts & Mortgage Finance 0.5%
Santander Holdings USA, Inc., 4.63%, 04/19/16	9,000,000	9,170,820

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc., 5.25%, 09/01/18	$8,000,000	$8,140,000

Total Corporate Bonds (cost $1,273,004,917)		1,256,226,652

Municipal Bond 0.4%

	Principal Amount	Market Value

New Jersey 0.4%
New Jersey Transportation Trust Fund Authority, RB, Series B, 1.76%, 12/15/18	8,000,000	7,931,200

Total Municipal Bond (cost $8,000,000)		7,931,200

U.S. Government Mortgage Backed Agencies 0.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1Q0648 2.18%, 06/01/37(b)	1,460,594	1,546,847
Pool# 1B3601 2.58%, 10/01/37(b)	452,203	477,895
Federal National Mortgage Association Pool
Pool# 747271 2.63%, 07/01/34(b)	1,502,812	1,603,732
Pool# 886345 6.41%, 08/01/36(b)	168,709	173,419
Pool# 893776 5.91%, 09/01/36(b)	213,121	226,190
Pool# 949691 5.88%, 09/01/37(b)	258,523	265,285

Total U.S. Government Mortgage Backed Agencies (cost $4,163,295)		4,293,368

U.S. Treasury Notes 3.6%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes 0.13%, 04/15/16(e)	18,750,000	20,073,465
0.13%, 04/15/17(d)(e)	18,500,000	19,367,632
U.S. Treasury Notes 0.50%, 04/30/17	7,000,000	6,994,715
0.63%, 05/31/17	13,000,000	13,009,646
0.63%, 06/30/17(d)	12,000,000	12,006,876

Total U.S. Treasury Notes (cost $72,101,182)		71,452,334

Yankee Dollars 1.3%

	Principal Amount	Market Value
Chemicals 0.2%
Agrium, Inc., 7.70%, 02/01/17	$3,647,000	$3,903,690

Industrial Conglomerates 0.3%
Tyco International Finance SA, 3.38%, 10/15/15	6,762,000	6,767,349

Metals & Mining 0.8%
Glencore Canada Corp., 5.50%, 06/15/17	8,000,000	7,466,160
Teck Resources Ltd., 5.38%, 10/01/15	8,820,000	8,820,000

		16,286,160

Total Yankee Dollars (cost $27,988,935)		26,957,199

Repurchase Agreements 2.2%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.06%, dated 09/29/15, due 10/06/15, repurchase price $10,000,117, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 5.25%, maturing 11/15/15 - 05/15/44; total market value $10,200,002. (f)	10,000,000	10,000,000
Barclays Capital, Inc., 0.07%, dated 09/24/15, due 10/01/15, repurchase price $7,000,095, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.00%, maturing 10/15/15 - 02/15/45; total market value $7,140,003. (f)	7,000,000	7,000,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $20,000,067, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $20,400,001. (f)	20,000,000	20,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $7,891,246, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $8,049,045. (f)	7,891,220	7,891,220

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Repurchase Agreements (continued)

Market Value
Total Repurchase Agreements (cost $44,891,220)	$44,891,220

Total Investments (cost $2,038,637,817) (g) — 100.8%	2,014,135,291
Liabilities in excess of other assets — (0.8)%	(16,960,517)

NET ASSETS — 100.0%	$1,997,174,774

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2015 was $689,269,226 which represents 34.51% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2015. The maturity date represents the actual maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2015.
(d)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $98,203,471, which was collateralized by repurchase agreements with a total value of $44,891,220 and $55,407,548 of collateral in the form of U.S. Government Treasury and Agency securities, interest rates ranging from 0.00% - 9.00%, and maturity dates ranging from 10/05/15 - 08/20/65, a total value of $100,298,768.
(e)	Principal amounts are not adjusted for inflation.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $44,891,220.
(g)	At September 30, 2015, the tax basis cost of the Fund’s investments was $2,038,637,817, tax unrealized appreciation and depreciation were $5,530,789 and $(30,033,315), respectively.

ACB	Agricultural Credit Bank
AG	Stock Corporation
BV	Private Limited Liability Company
IO	Interest Only
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Short Term Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At September 30, 2015, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 94.8%

	Shares	Market Value
Aerospace & Defense 1.4%
AAR Corp.	8,857	$168,017
Aerojet Rocketdyne Holdings, Inc.*(a)	15,631	252,909
Aerovironment, Inc.*(a)	4,934	98,877
American Science & Engineering, Inc.(a)	1,828	65,004
Astronics Corp.*	4,782	193,336
Cubic Corp.	5,357	224,673
Curtiss-Wright Corp.	11,695	730,002
DigitalGlobe, Inc.*	18,116	344,566
Ducommun, Inc.*	2,785	55,895
Engility Holdings, Inc.	4,550	117,299
Esterline Technologies Corp.*	7,320	526,235
HEICO Corp.(a)	4,924	240,685
HEICO Corp., Class A	9,602	436,027
KEYW Holding Corp. (The)*(a)	8,479	52,146
KLX, Inc.*	13,134	469,409
Kratos Defense & Security Solutions, Inc.*(a)	11,427	48,222
Moog, Inc., Class A*	9,666	522,641
National Presto Industries, Inc.(a)	1,177	99,174
Sparton Corp.*	2,465	52,751
TASER International, Inc.*(a)	13,359	294,232
Teledyne Technologies, Inc.*	8,742	789,403
Vectrus, Inc.*	2,645	58,296

		5,839,799

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	13,212	112,963
Atlas Air Worldwide Holdings, Inc.*	6,250	216,000
Echo Global Logistics, Inc.*	7,457	146,157
Forward Air Corp.	7,718	320,220
Hub Group, Inc., Class A*	9,001	327,726
Park-Ohio Holdings Corp.	2,194	63,319
Radiant Logistics, Inc.*	7,130	31,800
UTi Worldwide, Inc.*	23,040	105,753
XPO Logistics, Inc.*(a)	17,849	425,342

		1,749,280

Airlines 0.4%
Allegiant Travel Co.	3,324	718,815
Hawaiian Holdings, Inc.*	11,804	291,323
Republic Airways Holdings, Inc.*	13,036	75,348
SkyWest, Inc.	12,603	210,218
Virgin America, Inc.*(a)	6,271	214,656

		1,510,360

Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc.*(a)	18,965	378,162
Cooper Tire & Rubber Co.	14,202	561,121
Cooper-Standard Holding, Inc.*	3,384	196,272
Dana Holding Corp.	39,655	629,721
Dorman Products, Inc.*(a)	6,659	338,876
Drew Industries, Inc.(a)	6,023	328,916
Federal-Mogul Holdings Corp.*	7,472	51,034
Fox Factory Holding Corp.*	4,071	68,637
Gentherm, Inc.*	8,865	398,216
Horizon Global Corp.*	4,524	39,902
Metaldyne Performance Group, Inc.	2,800	58,828
Modine Manufacturing Co.*	11,961	94,133
Motorcar Parts of America, Inc.*	4,484	140,528
Remy International, Inc.	7,103	207,763
Standard Motor Products, Inc.	4,968	173,284
Stoneridge, Inc.*	7,010	86,503
Strattec Security Corp.	906	57,132
Superior Industries International, Inc.	5,760	107,597
Tenneco, Inc.*(a)	15,158	678,624
Tower International, Inc.*	5,235	124,384

		4,719,633

Automobiles 0.0%†
Winnebago Industries, Inc.	6,747	129,205

Banks 8.7%
1st Source Corp.	4,094	126,095
Access National Corp.	1,668	33,977
American National Bankshares, Inc.	2,274	53,325
Ameris Bancorp	7,942	228,332
Ames National Corp.(a)	2,158	49,483
Arrow Financial Corp.	2,741	73,178
Banc of California, Inc.	9,042	110,945
BancFirst Corp.	1,790	112,949
Banco Latinoamericano de Comercio Exterior SA, Class E	7,568	175,199
Bancorp, Inc. (The)*	8,739	66,591
BancorpSouth, Inc.	23,915	568,460
Bank of Marin Bancorp	1,459	70,017
Bank of the Ozarks, Inc.	19,363	847,325
Banner Corp.	5,231	249,885
Bar Harbor Bankshares	1,458	46,641
BBCN Bancorp, Inc.	19,933	299,394
Berkshire Hills Bancorp, Inc.	7,491	206,302
Blue Hills Bancorp, Inc.	7,081	98,072
BNC Bancorp	6,255	139,049
Boston Private Financial Holdings, Inc.	20,609	241,125
Bridge Bancorp, Inc.	3,213	85,819
Bryn Mawr Bank Corp.	4,252	132,110
BSB Bancorp, Inc.*(a)	1,868	39,490
C1 Financial, Inc.*(a)	1,393	26,537
Camden National Corp.	1,829	73,892
Capital Bank Financial Corp., Class A*	5,675	171,555
Capital City Bank Group, Inc.	2,753	41,075
Cardinal Financial Corp.	8,077	185,852
Cascade Bancorp*	8,014	43,356
Cathay General Bancorp	19,789	592,878
CenterState Banks, Inc.	11,088	162,994
Central Pacific Financial Corp.	5,699	119,508
Century Bancorp, Inc., Class A	910	37,092
Chemical Financial Corp.	8,406	271,934
Citizens & Northern Corp.	2,990	58,365
City Holding Co.	3,806	187,636
CNB Financial Corp.(a)	3,553	64,558
CoBiz Financial, Inc.	9,023	117,389
Columbia Banking System, Inc.	14,287	445,897
Community Bank System, Inc.(a)	10,215	379,692
Community Trust Bancorp, Inc.	3,912	138,915
CommunityOne Bancorp*	3,153	34,273
ConnectOne Bancorp, Inc.	7,215	139,249
CU Bancorp*	4,026	90,424
Customers Bancorp, Inc.*	6,709	172,421
CVB Financial Corp.(a)	26,299	439,193
Eagle Bancorp, Inc.*	7,486	340,613
Enterprise Bancorp, Inc.	1,973	41,374
Enterprise Financial Services Corp.	4,971	125,120
Farmers Capital Bank Corp.*	1,785	44,357

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
FCB Financial Holdings, Inc., Class A*	6,936	$226,252
Fidelity Southern Corp.	4,323	91,388
Financial Institutions, Inc.	3,636	90,100
First Bancorp	4,892	83,164
First Bancorp, Inc.(a)	2,480	47,368
First BanCorp, Puerto Rico*	28,992	103,212
First Busey Corp.(a)	6,057	120,353
First Business Financial Services, Inc.	2,072	48,733
First Citizens BancShares, Inc., Class A	1,918	433,468
First Commonwealth Financial Corp.	22,538	204,870
First Community Bancshares, Inc.	4,276	76,540
First Connecticut Bancorp, Inc.	3,949	63,658
First Financial Bancorp	15,122	288,528
First Financial Bankshares, Inc.(a)	15,900	505,302
First Financial Corp.	2,770	89,609
First Interstate BancSystem, Inc., Class A	4,732	131,739
First Merchants Corp.	9,434	247,359
First Midwest Bancorp, Inc.	19,472	341,539
First NBC Bank Holding Co.*	3,808	133,432
First of Long Island Corp. (The)	3,170	85,685
FirstMerit Corp.	40,974	724,011
Flushing Financial Corp.	7,384	147,828
FNB Corp.(a)	43,467	562,898
Franklin Financial Network, Inc.*(a)	1,320	29,502
Fulton Financial Corp.	43,555	527,015
German American Bancorp, Inc.	3,313	96,972
Glacier Bancorp, Inc.	18,702	493,546
Great Southern Bancorp, Inc.	2,704	117,083
Great Western Bancorp, Inc.	10,249	260,017
Green Bancorp, Inc.*	2,443	27,997
Guaranty Bancorp	3,849	63,393
Hampton Roads Bankshares, Inc.*(a)	7,550	14,345
Hancock Holding Co.	19,145	517,872
Hanmi Financial Corp.	8,005	201,726
Heartland Financial USA, Inc.	4,409	160,003
Heritage Commerce Corp.	5,399	61,225
Heritage Financial Corp.	7,619	143,390
Heritage Oaks Bancorp	5,926	47,171
Hilltop Holdings, Inc.*	18,809	372,606
Home BancShares, Inc.	14,183	574,411
HomeTrust Bancshares, Inc.*	4,802	89,077
Horizon Bancorp	2,590	61,512
IBERIABANK Corp.(a)	9,503	553,170
Independent Bank Corp.	12,342	386,787
Independent Bank Group, Inc.	2,405	92,424
International Bancshares Corp.	13,341	333,925
Investors Bancorp, Inc.(a)	86,402	1,066,201
Lakeland Bancorp, Inc.	9,560	106,212
Lakeland Financial Corp.	4,164	188,005
LegacyTexas Financial Group, Inc.	11,827	360,487
Live Oak Bancshares, Inc.	637	12,511
MainSource Financial Group, Inc.	5,337	108,661
MB Financial, Inc.(a)	18,578	606,386
Mercantile Bank Corp.	4,341	90,206
Merchants Bancshares, Inc.	1,204	35,398
Metro Bancorp, Inc.	3,022	88,817
MidWestOne Financial Group, Inc.	1,824	53,370
National Bank Holdings Corp., Class A	8,664	177,872
National Bankshares, Inc.(a)	1,664	51,767
National Commerce Corp.*(a)	1,429	34,267
National Penn Bancshares, Inc.	34,826	409,205
NBT Bancorp, Inc.	10,978	295,747
NewBridge Bancorp	8,831	75,328
OFG Bancorp	11,241	98,134
Old National Bancorp	28,935	403,065
Old Second Bancorp, Inc.*	5,391	33,586
Opus Bank	2,541	97,168
Pacific Continental Corp.	5,049	67,202
Pacific Premier Bancorp, Inc.*	5,429	110,317
Park National Corp.	3,179	286,809
Park Sterling Corp.	11,792	80,186
Peapack Gladstone Financial Corp.	3,870	81,928
Penns Woods Bancorp, Inc.	1,154	47,222
Peoples Bancorp, Inc.	4,432	92,141
Peoples Financial Services Corp.(a)	1,877	65,564
Pinnacle Financial Partners, Inc.	8,892	439,354
Preferred Bank, Los Angeles	2,874	90,818
PrivateBancorp, Inc.	19,494	747,205
Prosperity Bancshares, Inc.	17,362	852,648
QCR Holdings, Inc.	2,815	61,564
Renasant Corp.	9,964	327,317
Republic Bancorp, Inc., Class A	2,583	63,413
S&T Bancorp, Inc.	8,566	279,423
Sandy Spring Bancorp, Inc.	6,193	162,133
Seacoast Banking Corp. of Florida*	5,730	84,116
ServisFirst Bancshares, Inc.	5,425	225,300
Sierra Bancorp	2,915	46,523
Simmons First National Corp., Class A	7,368	353,148
South State Corp.	6,004	461,527
Southside Bancshares, Inc.	6,345	174,805
Southwest Bancorp, Inc.	4,871	79,933
Square 1 Financial, Inc., Class A*	4,183	107,399
State Bank Financial Corp.	8,991	185,934
Sterling Bancorp	29,381	436,895
Stock Yards Bancorp, Inc.	3,721	135,258
Stonegate Bank	2,614	83,151
Suffolk Bancorp	3,052	83,381
Sun Bancorp, Inc.*(a)	2,172	41,681
Talmer Bancorp, Inc., Class A	12,688	211,255
Texas Capital Bancshares, Inc.*(a)	11,361	595,544
Tompkins Financial Corp.	3,745	199,833
TowneBank(a)	11,308	213,156
TriCo Bancshares	5,718	140,491
TriState Capital Holdings, Inc.*	5,403	67,375
Triumph Bancorp, Inc.*	3,596	60,413
Trustmark Corp.(a)	16,706	387,078
UMB Financial Corp.	9,727	494,229
Umpqua Holdings Corp.(a)	54,599	889,964
Union Bankshares Corp.	10,671	256,104
United Bankshares, Inc.(a)	17,243	655,062
United Community Banks, Inc.	13,348	272,833
Univest Corp. of Pennsylvania	4,562	87,682
Valley National Bancorp	57,720	567,965
Washington Trust Bancorp, Inc.(a)	3,694	142,034
Webster Financial Corp.	22,520	802,388
WesBanco, Inc.	9,463	297,611
West Bancorporation, Inc.	4,176	78,300
Westamerica Bancorporation(a)	6,386	283,794
Western Alliance Bancorp*	21,350	655,659
Wilshire Bancorp, Inc.	17,787	186,941

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
Wintrust Financial Corp.	11,764	$628,551
Yadkin Financial Corp.	6,181	132,830

		37,725,897

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*(a)	2,252	474,294
Castle Brands, Inc.*(a)	15,588	20,576
Coca-Cola Bottling Co. Consolidated	1,162	224,707
Craft Brew Alliance, Inc.*(a)	2,481	19,774
MGP Ingredients, Inc.	2,623	41,994
National Beverage Corp.*	2,775	85,276

		866,621

Biotechnology 5.8%
Abeona Therapeutics, Inc.*	2,544	10,303
ACADIA Pharmaceuticals, Inc.*	19,789	654,422
Acceleron Pharma, Inc.*	5,412	134,759
Achillion Pharmaceuticals, Inc.*(a)	29,372	202,961
Acorda Therapeutics, Inc.*	10,696	283,551
Adamas Pharmaceuticals, Inc.*	2,555	42,771
Aduro Biotech, Inc.*(a)	2,086	40,406
Advaxis, Inc.*(a)	7,563	77,370
Aegerion Pharmaceuticals, Inc.*(a)	6,292	85,571
Affimed NV*(a)	3,786	23,360
Agenus, Inc.*	19,052	87,639
Aimmune Therapeutics, Inc.*	2,730	69,124
Akebia Therapeutics, Inc.*(a)	5,973	57,699
Alder Biopharmaceuticals, Inc.*	5,749	188,337
AMAG Pharmaceuticals, Inc.*	6,630	263,410
Amicus Therapeutics, Inc.*	28,764	402,408
Anacor Pharmaceuticals, Inc.*	10,137	1,193,226
Anthera Pharmaceuticals, Inc.*(a)	9,612	58,537
Applied Genetic Technologies Corp.*(a)	2,145	28,185
Ardelyx, Inc.*	3,945	68,170
Arena Pharmaceuticals, Inc.*(a)	60,496	115,547
ARIAD Pharmaceuticals, Inc.*(a)	41,858	244,451
Array BioPharma, Inc.*	35,277	160,863
Arrowhead Research Corp.*(a)	15,057	86,728
Asterias Biotherapeutics, Inc.*(a)	2,551	9,872
Atara Biotherapeutics, Inc.*(a)	4,139	130,130
aTyr Pharma, Inc.*(a)	1,500	15,390
Avalanche Biotechnologies, Inc.*(a)	4,872	40,145
Axovant Sciences Ltd.*	3,224	41,654
Bellicum Pharmaceuticals, Inc.*(a)	1,857	26,982
BioCryst Pharmaceuticals, Inc.*(a)	18,063	205,918
BioSpecifics Technologies Corp.*	1,223	53,249
BioTime, Inc.*(a)	13,663	40,989
Blueprint Medicines Corp.*	2,335	49,829
Calithera Biosciences, Inc.*(a)	2,751	14,938
Cara Therapeutics, Inc.*	4,632	66,191
Catabasis Pharmaceuticals, Inc.*	528	4,272
Catalyst Pharmaceuticals, Inc.*	18,651	55,953
Celldex Therapeutics, Inc.*(a)	24,606	259,347
Cellular Biomedicine Group, Inc.*(a)	2,443	41,360
Cepheid*(a)	17,794	804,289
ChemoCentryx, Inc.*	7,176	43,415
Chiasma, Inc.*	1,546	30,734
Chimerix, Inc.*	11,328	432,730
Cidara Therapeutics, Inc.*(a)	1,177	14,971
Clovis Oncology, Inc.*	6,900	634,524
Coherus Biosciences, Inc.*	5,871	117,655
Concert Pharmaceuticals, Inc.*	3,803	71,382
CorMedix, Inc.*(a)	7,740	15,403
CTI BioPharma Corp.*	41,574	60,698
Curis, Inc.*(a)	27,571	55,693
Cytokinetics, Inc.*(a)	8,374	56,022
CytRx Corp.*(a)	15,028	35,616
Dicerna Pharmaceuticals, Inc.*(a)	3,745	30,746
Dyax Corp.*	36,160	690,294
Dynavax Technologies Corp.*	8,830	216,688
Eagle Pharmaceuticals, Inc.*(a)	2,143	158,646
Emergent BioSolutions, Inc.*	7,550	215,100
Enanta Pharmaceuticals, Inc.*(a)	3,994	144,343
Epizyme, Inc.*(a)	7,233	93,016
Esperion Therapeutics, Inc.*(a)	3,279	77,352
Exact Sciences Corp.*(a)	23,713	426,597
Exelixis, Inc.*(a)	56,041	314,390
Fibrocell Science, Inc.*(a)	6,702	25,803
FibroGen, Inc.*	11,933	261,571
Five Prime Therapeutics, Inc.*	5,339	82,167
Flexion Therapeutics, Inc.*(a)	3,445	51,193
Foundation Medicine, Inc.*(a)	2,990	55,166
Galena Biopharma, Inc.*(a)	41,235	65,151
Genocea Biosciences, Inc.*	5,053	34,613
Genomic Health, Inc.*(a)	4,390	92,892
Geron Corp.*(a)	39,578	109,235
Global Blood Therapeutics, Inc.*	1,699	71,630
Halozyme Therapeutics, Inc.*	26,300	353,209
Heron Therapeutics, Inc.*	7,208	175,875
Idera Pharmaceuticals, Inc.*(a)	21,237	71,144
Ignyta, Inc.*(a)	5,089	44,681
Immune Design Corp.*(a)	2,804	34,209
ImmunoGen, Inc.*(a)	21,531	206,698
Immunomedics, Inc.*(a)	23,980	41,246
Infinity Pharmaceuticals, Inc.*	12,269	103,673
Inovio Pharmaceuticals, Inc.*(a)	17,911	103,526
Insmed, Inc.*	15,342	284,901
Insys Therapeutics, Inc.*(a)	5,884	167,459
Invitae Corp.*(a)	1,990	14,368
Ironwood Pharmaceuticals, Inc.*(a)	31,350	326,667
Karyopharm Therapeutics, Inc.*(a)	5,746	60,505
Keryx Biopharmaceuticals, Inc.*(a)	25,885	91,115
Kite Pharma, Inc.*(a)	7,121	396,497
KYTHERA Biopharmaceuticals, Inc.*	6,438	482,721
La Jolla Pharmaceutical Co.*(a)	3,252	90,373
Lexicon Pharmaceuticals, Inc.*(a)	10,234	109,913
Ligand Pharmaceuticals, Inc.*(a)	4,388	375,832
Lion Biotechnologies, Inc.*(a)	11,188	64,443
Loxo Oncology, Inc.*(a)	1,905	33,299
MacroGenics, Inc.*	7,729	165,555
MannKind Corp.*(a)	61,575	197,656
Medgenics, Inc.*	4,058	31,734
Merrimack Pharmaceuticals, Inc.*(a)	27,457	233,659
MiMedx Group, Inc.*(a)	27,103	261,544
Mirati Therapeutics, Inc.*	2,694	92,727
Momenta Pharmaceuticals, Inc.*	15,249	250,236
Myriad Genetics, Inc.*	17,134	642,182
NantKwest, Inc.*	1,194	13,683
Natera, Inc.*	1,987	21,559
Navidea Biopharmaceuticals, Inc.*(a)	36,677	83,624
Neurocrine Biosciences, Inc.*	21,124	840,524

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
NewLink Genetics Corp.*(a)	5,189	$185,974
Nivalis Therapeutics, Inc.*	795	10,311
Northwest Biotherapeutics, Inc.*(a)	11,383	71,144
Novavax, Inc.*	66,523	470,318
Ocata Therapeutics, Inc.*(a)	9,719	40,625
OncoMed Pharmaceuticals, Inc.*	4,213	69,894
Oncothyreon, Inc.*	22,915	62,787
Ophthotech Corp.*	5,906	239,311
Orexigen Therapeutics, Inc.*(a)	25,638	54,096
Organovo Holdings, Inc.*(a)	21,641	57,998
Osiris Therapeutics, Inc.*(a)	4,743	87,603
Otonomy, Inc.*	3,674	65,434
OvaScience, Inc.*(a)	5,863	49,777
PDL BioPharma, Inc.(a)	41,181	207,140
Peregrine Pharmaceuticals, Inc.*(a)	49,380	50,368
Pfenex, Inc.*	4,049	60,775
Portola Pharmaceuticals, Inc.*	11,393	485,570
Progenics Pharmaceuticals, Inc.*(a)	17,454	99,837
Proteon Therapeutics, Inc.*(a)	1,855	25,803
Prothena Corp. PLC*	7,793	353,335
PTC Therapeutics, Inc.*	8,449	225,588
Radius Health, Inc.*	8,212	569,174
Raptor Pharmaceutical Corp.*(a)	20,182	122,101
Regulus Therapeutics, Inc.*(a)	7,040	46,042
Repligen Corp.*	8,209	228,621
Retrophin, Inc.*	8,729	176,850
Rigel Pharmaceuticals, Inc.*(a)	21,490	53,080
Sage Therapeutics, Inc.*	3,440	145,581
Sangamo BioSciences, Inc.*	17,390	98,080
Sarepta Therapeutics, Inc.*(a)	10,233	328,582
Seres Therapeutics, Inc.*	1,959	58,065
Sorrento Therapeutics, Inc.*	7,066	59,284
Spark Therapeutics, Inc.*(a)	2,014	84,044
Spectrum Pharmaceuticals, Inc.*	16,612	99,340
Stemline Therapeutics, Inc.*	3,914	34,561
Synergy Pharmaceuticals, Inc.*(a)	25,008	132,542
Synta Pharmaceuticals Corp.*(a)	22,514	39,174
T2 Biosystems, Inc.*(a)	2,234	19,570
TESARO, Inc.*	5,810	232,981
TG Therapeutics, Inc.*(a)	8,813	88,835
Threshold Pharmaceuticals, Inc.*(a)	15,411	62,723
Tobira Therapeutics, Inc.*(a)	504	4,869
Tokai Pharmaceuticals, Inc.*(a)	2,340	24,219
Trevena, Inc.*	7,329	75,855
Trovagene, Inc.*(a)	7,094	40,365
Ultragenyx Pharmaceutical, Inc.*	9,507	915,619
Vanda Pharmaceuticals, Inc.*(a)	10,415	117,481
Verastem, Inc.*(a)	8,015	14,347
Versartis, Inc.*(a)	5,581	64,349
Vitae Pharmaceuticals, Inc.*(a)	3,285	36,168
Vital Therapies, Inc.*(a)	4,156	16,790
vTv Therapeutics, Inc., Class A*	928	6,051
XBiotech, Inc.*(a)	995	14,865
Xencor, Inc.*	7,081	86,601
XOMA Corp.*(a)	22,684	17,052
Zafgen, Inc.*	4,102	131,059
ZIOPHARM Oncology, Inc.*(a)	28,632	257,974

		25,169,361

Building Products 0.9%
AAON, Inc.	10,209	197,851
Advanced Drainage Systems, Inc.(a)	8,394	242,839
American Woodmark Corp.*	3,235	209,855
Apogee Enterprises, Inc.(a)	7,292	325,588
Builders FirstSource, Inc.*	12,152	154,087
Continental Building Products, Inc.*	7,867	161,588
Gibraltar Industries, Inc.*	7,734	141,919
Griffon Corp.	8,587	135,417
Insteel Industries, Inc.	4,539	72,987
Masonite International Corp.*(a)	7,550	457,379
NCI Building Systems, Inc.*	6,818	72,066
Nortek, Inc.*	2,384	150,931
Patrick Industries, Inc.*	3,208	126,684
PGT, Inc.*	12,001	147,372
Ply Gem Holdings, Inc.*	5,643	66,023
Quanex Building Products Corp.	8,519	154,790
Simpson Manufacturing Co., Inc.(a)	10,496	351,511
Trex Co., Inc.*	8,042	268,040
Universal Forest Products, Inc.	4,952	285,631

		3,722,558

Capital Markets 1.3%
Actua Corp.*(a)	10,131	119,141
Arlington Asset Investment Corp., Class A(a)	5,838	82,024
Ashford, Inc.*	258	16,370
BGC Partners, Inc., Class A	45,547	374,396
Calamos Asset Management, Inc., Class A	4,451	42,195
CIFC Corp.	1,660	11,869
Cohen & Steers, Inc.	5,066	139,062
Cowen Group, Inc., Class A*(a)	28,005	127,703
Diamond Hill Investment Group, Inc.	743	138,228
Evercore Partners, Inc., Class A	8,500	427,040
Fifth Street Asset Management, Inc.	1,524	11,384
Financial Engines, Inc.(a)	12,812	377,570
GAMCO Investors, Inc., Class A(a)	1,574	86,413
Greenhill & Co., Inc.	7,319	208,372
HFF, Inc., Class A	9,435	318,526
Houlihan Lokey, Inc.*	2,802	61,084
INTL. FCStone, Inc.*	3,773	93,155
Investment Technology Group, Inc.	8,586	114,537
Janus Capital Group, Inc.	36,336	494,170
KCG Holdings, Inc., Class A*	7,904	86,707
Ladenburg Thalmann Financial Services, Inc.*(a)	26,039	54,942
Medley Management, Inc., Class A	1,744	11,545
Moelis & Co., Class A	4,332	113,758
OM Asset Management PLC	6,091	93,923
Oppenheimer Holdings, Inc., Class A	2,648	52,986
Piper Jaffray Cos.*	3,709	134,155
Pzena Investment Management, Inc., Class A	3,035	27,011
RCS Capital Corp., Class A*(a)	12,154	9,845
Safeguard Scientifics, Inc.*(a)	5,130	79,720
Stifel Financial Corp.*	16,823	708,248
Virtu Financial, Inc., Class A(a)	4,661	106,830
Virtus Investment Partners, Inc.(a)	1,710	171,855
Walter Investment Management Corp.*(a)	9,458	153,692
Westwood Holdings Group, Inc.	1,922	104,461
WisdomTree Investments, Inc.(a)	28,252	455,705

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
ZAIS Group Holdings, Inc.*(a)	800	$7,536

		5,616,158

Chemicals 1.6%
A. Schulman, Inc.	7,303	237,128
American Vanguard Corp.	7,187	83,082
Axiall Corp.	17,223	270,229
Balchem Corp.(a)	7,760	471,575
Calgon Carbon Corp.	13,146	204,815
Chase Corp.	1,737	68,420
Chemtura Corp.*(a)	16,569	474,205
Core Molding Technologies, Inc.*	1,893	34,926
Ferro Corp.*	18,230	199,618
Flotek Industries, Inc.*(a)	13,396	223,713
FutureFuel Corp.	6,046	59,734
H.B. Fuller Co.(a)	12,394	420,652
Hawkins, Inc.	2,629	101,217
Innophos Holdings, Inc.	4,800	190,272
Innospec, Inc.	6,034	280,641
Intrepid Potash, Inc.*	14,039	77,776
KMG Chemicals, Inc.	2,472	47,685
Koppers Holdings, Inc.	5,139	103,654
Kraton Performance Polymers, Inc.*	7,842	140,372
Kronos Worldwide, Inc.(a)	5,357	33,267
LSB Industries, Inc.*	4,932	75,558
Minerals Technologies, Inc.	8,676	417,836
Olin Corp.(a)	19,375	325,694
OM Group, Inc.	7,559	248,616
OMNOVA Solutions, Inc.*	11,768	65,195
PolyOne Corp.(a)	21,860	641,372
Quaker Chemical Corp.	3,324	256,214
Rayonier Advanced Materials, Inc.	10,103	61,830
Rentech, Inc.*	5,943	33,281
Senomyx, Inc.*(a)	11,227	50,072
Sensient Technologies Corp.	11,552	708,138
Stepan Co.	4,814	200,311
Trecora Resources*(a)	5,109	63,454
Tredegar Corp.	6,260	81,881
Trinseo SA*(a)	2,637	66,584
Tronox Ltd., Class A(a)	15,770	68,915
Valhi, Inc.(a)	4,229	7,993

		7,095,925

Commercial Services & Supplies 2.0%
ABM Industries, Inc.	13,775	376,195
ACCO Brands Corp.*	27,547	194,757
ARC Document Solutions, Inc.*	10,135	60,303
Brady Corp., Class A	11,923	234,406
Brink’s Co. (The)(a)	11,982	323,634
Casella Waste Systems, Inc., Class A*	10,236	59,369
CECO Environmental Corp.(a)	6,064	49,664
Civeo Corp.	26,607	39,378
Deluxe Corp.	12,335	687,553
Ennis, Inc.	6,422	111,486
Essendant, Inc.	9,368	303,804
G&K Services, Inc., Class A(a)	4,983	331,968
Healthcare Services Group, Inc.(a)	17,673	595,580
Heritage-Crystal Clean, Inc.*	3,119	32,032
Herman Miller, Inc.	14,699	423,919
HNI Corp.	10,983	471,171
InnerWorkings, Inc.*(a)	9,238	57,738
Interface, Inc.	16,295	365,660
Kimball International, Inc., Class B	8,579	81,157
Knoll, Inc.	12,208	268,332
Matthews International Corp., Class A	8,208	401,946
McGrath RentCorp(a)	6,510	173,752
Mobile Mini, Inc.	11,269	346,973
MSA Safety, Inc.	7,332	293,060
Multi-Color Corp.	3,160	241,709
NL Industries, Inc.*	1,961	5,863
Quad/Graphics, Inc.	7,230	87,483
SP Plus Corp.*	4,216	97,600
Steelcase, Inc., Class A	20,499	377,387
Team, Inc.*	5,194	166,831
Tetra Tech, Inc.	15,037	365,550
TRC Cos., Inc.*	4,186	49,520
UniFirst Corp.	3,674	392,420
US Ecology, Inc.	5,400	235,710
Viad Corp.	5,096	147,733
West Corp.	12,981	290,774

		8,742,417

Communications Equipment 1.5%
ADTRAN, Inc.(a)	12,209	178,252
Aerohive Networks, Inc.*(a)	5,703	34,104
Alliance Fiber Optic Products, Inc.	3,599	61,507
Applied Optoelectronics, Inc.*	3,943	74,050
Bel Fuse, Inc., Class B	2,621	50,952
Black Box Corp.(a)	3,780	55,717
CalAmp Corp.*(a)	9,070	145,936
Calix, Inc.*	10,881	84,763
Ciena Corp.*	30,582	633,659
Clearfield, Inc.*(a)	2,690	36,127
Comtech Telecommunications Corp.	4,010	82,646
Digi International, Inc.*	6,320	74,513
EMCORE Corp.*	3,857	26,228
Extreme Networks, Inc.*	25,298	85,001
Finisar Corp.*	25,971	289,057
Harmonic, Inc.*	22,146	128,447
Infinera Corp.*(a)	32,604	637,734
InterDigital, Inc.	8,899	450,289
Ixia*	15,084	218,567
KVH Industries, Inc.*	4,158	41,580
NETGEAR, Inc.*	7,861	229,305
NetScout Systems, Inc.*	22,774	805,516
Novatel Wireless, Inc.*(a)	9,272	20,491
Oclaro, Inc.*(a)	24,300	55,890
Plantronics, Inc.	8,760	445,446
Polycom, Inc.*(a)	33,247	348,429
Ruckus Wireless, Inc.*	18,776	223,059
ShoreTel, Inc.*	16,407	122,560
Sonus Networks, Inc.*	12,297	70,339
Ubiquiti Networks, Inc.(a)	7,645	259,089
ViaSat, Inc.*(a)	10,558	678,774

		6,648,027

Construction & Engineering 0.7%
Aegion Corp.*	9,168	151,089
Ameresco, Inc., Class A*	5,325	31,311
Argan, Inc.	3,313	114,895
Comfort Systems USA, Inc.	9,353	254,963
Dycom Industries, Inc.*	8,443	610,935
EMCOR Group, Inc.	15,479	684,946
Furmanite Corp.*	9,400	57,152

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Construction & Engineering (continued)
Granite Construction, Inc.	9,848	$292,190
Great Lakes Dredge & Dock Corp.*	15,054	75,872
HC2 Holdings, Inc.*(a)	4,822	33,802
MasTec, Inc.*(a)	16,713	264,567
MYR Group, Inc.*	5,258	137,759
Northwest Pipe Co.*	2,480	32,389
NV5 Holdings, Inc.*(a)	1,255	23,293
Orion Marine Group, Inc.*	7,318	43,762
Primoris Services Corp.(a)	9,696	173,655
Tutor Perini Corp.*(a)	9,409	154,872

		3,137,452

Construction Materials 0.2%
Headwaters, Inc.*	18,460	347,048
Summit Materials, Inc., Class A*	6,376	119,677
United States Lime & Minerals, Inc.	505	23,053
US Concrete, Inc.*	3,445	164,637

		654,415

Consumer Finance 0.5%
Cash America International, Inc.	6,881	192,462
Encore Capital Group, Inc.*(a)	6,513	240,981
Enova International, Inc.*	6,555	66,992
EZCORP, Inc., Class A*	12,930	79,778
First Cash Financial Services, Inc.*	7,044	282,183
Green Dot Corp., Class A*	11,439	201,326
JG Wentworth Co. (The), Class A*	3,682	18,152
Nelnet, Inc., Class A	5,915	204,718
PRA Group, Inc.*(a)	11,963	633,082
Regional Management Corp.*	2,849	44,160
World Acceptance Corp.*(a)	1,655	44,420

		2,008,254

Containers & Packaging 0.3%
AEP Industries, Inc.*	958	54,922
Berry Plastics Group, Inc.*	29,593	889,862
Greif, Inc., Class A(a)	7,640	243,792
Myers Industries, Inc.	6,096	81,686

		1,270,262

Distributors 0.3%
Core-Mark Holding Co., Inc.	5,686	372,149
Fenix Parts, Inc.*(a)	3,358	22,431
Pool Corp.(a)	10,736	776,213
VOXX International Corp.*	5,077	37,671
Weyco Group, Inc.	1,702	46,022

		1,254,486

Diversified Consumer Services 1.1%
2U, Inc.*	5,960	213,964
American Public Education, Inc.*	4,291	100,624
Apollo Education Group, Inc.*	23,097	255,453
Ascent Capital Group, Inc., Class A*	3,305	90,491
Bridgepoint Education, Inc.*	4,405	33,566
Bright Horizons Family Solutions, Inc.*	9,254	594,477
Cambium Learning Group, Inc.*	3,042	14,510
Capella Education Co.	3,034	150,244
Career Education Corp.*	16,122	60,619
Carriage Services, Inc.	4,025	86,900
Chegg, Inc.*(a)	18,543	133,695
Collectors Universe, Inc.	1,897	28,607
DeVry Education Group, Inc.(a)	15,698	427,142
Grand Canyon Education, Inc.*	11,649	442,545
Houghton Mifflin Harcourt Co.*	33,906	688,631
K12, Inc.*	8,452	105,143
Liberty Tax, Inc.	1,424	33,165
LifeLock, Inc.*(a)	23,542	206,228
Regis Corp.*	10,231	134,026
Sotheby’s(a)	15,378	491,788
Steiner Leisure Ltd.*	3,198	202,050
Strayer Education, Inc.*	2,749	151,112
Universal Technical Institute, Inc.(a)	5,159	18,108
Weight Watchers International, Inc.*(a)	7,402	47,225

		4,710,313

Diversified Financial Services 0.4%
FNFV Group*	19,908	233,322
GAIN Capital Holdings, Inc.	7,959	57,941
MarketAxess Holdings, Inc.	9,230	857,282
Marlin Business Services Corp.	2,190	33,704
NewStar Financial, Inc.*(a)	5,942	48,724
On Deck Capital, Inc.*(a)	3,013	29,829
PHH Corp.*	12,441	175,667
PICO Holdings, Inc.*(a)	5,662	54,808
Resource America, Inc., Class A(a)	3,926	26,108
Tiptree Financial, Inc., Class A	6,779	43,386

		1,560,771

Diversified Telecommunication Services 0.7%
8x8, Inc.*	22,040	182,271
Atlantic Tele-Network, Inc.	2,541	187,856
Cincinnati Bell, Inc.*	52,721	164,490
Cogent Communications Holdings, Inc.(a)	11,476	311,688
Consolidated Communications Holdings, Inc.	12,603	242,860
FairPoint Communications, Inc.*	5,164	79,577
General Communication, Inc., Class A*	8,780	151,543
Globalstar, Inc.*(a)	118,498	186,042
Hawaiian Telcom Holdco, Inc.*	2,639	54,838
IDT Corp., Class B	4,146	59,288
inContact, Inc.*	15,419	115,797
Inteliquent, Inc.	8,223	183,620
Intelsat SA*	6,864	44,136
Iridium Communications, Inc.*(a)	20,615	126,782
Lumos Networks Corp.	5,576	67,804
ORBCOMM, Inc.*(a)	15,038	83,912
Pacific DataVision, Inc.*(a)	3,228	96,517
Premiere Global Services, Inc.*	11,657	160,167
Straight Path Communications, Inc., Class B*	2,330	94,155
Vonage Holdings Corp.*	45,803	269,322
Windstream Holdings, Inc.(a)	25,096	154,089

		3,016,754

Electric Utilities 1.3%
ALLETE, Inc.(a)	12,084	610,121
Cleco Corp.	15,029	800,144
El Paso Electric Co.	10,081	371,183
Empire District Electric Co. (The)	10,868	239,422
Genie Energy Ltd., Class B*(a)	3,049	25,093
IDACORP, Inc.	12,433	804,540
MGE Energy, Inc.	8,542	351,845
Otter Tail Corp.(a)	9,316	242,775
PNM Resources, Inc.	19,787	555,025
Portland General Electric Co.	22,060	815,558
Spark Energy, Inc., Class A	662	10,956

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Electric Utilities (continued)
UIL Holdings Corp.(a)	14,058	$706,696
Unitil Corp.	3,457	127,494

		5,660,852

Electrical Equipment 0.6%
Allied Motion Technologies, Inc.(a)	1,532	27,224
AZZ, Inc.	6,435	313,320
Encore Wire Corp.	5,180	169,231
EnerSys	10,975	588,040
Enphase Energy, Inc.*(a)	6,841	25,312
Franklin Electric Co., Inc.	11,632	316,739
FuelCell Energy, Inc.*(a)	61,404	45,120
Generac Holdings, Inc.*(a)	17,046	512,914
General Cable Corp.(a)	12,216	145,370
LSI Industries, Inc.	5,616	47,399
Plug Power, Inc.*(a)	43,889	80,317
Powell Industries, Inc.	2,264	68,146
Power Solutions International, Inc.*(a)	1,175	26,684
PowerSecure International, Inc.*	5,587	64,362
Preformed Line Products Co.	693	25,745
Sunrun, Inc.*	4,079	42,299
Thermon Group Holdings, Inc.*(a)	8,023	164,873
Vicor Corp.*	4,283	43,687

		2,706,782

Electronic Equipment, Instruments & Components 2.4%
Agilysys, Inc.*	3,829	42,579
Anixter International, Inc.*	7,018	405,500
AVX Corp.	11,159	146,071
Badger Meter, Inc.(a)	3,605	209,306
Belden, Inc.	10,435	487,210
Benchmark Electronics, Inc.*	13,086	284,751
Checkpoint Systems, Inc.	10,497	76,103
Coherent, Inc.*	5,950	325,465
Control4 Corp.*(a)	5,128	41,845
CTS Corp.	8,307	153,763
Daktronics, Inc.	9,665	83,796
DTS, Inc.*	4,442	118,601
Electro Rent Corp.	4,303	44,665
Fabrinet*	8,865	162,495
FARO Technologies, Inc.*(a)	4,340	151,900
FEI Co.	10,197	744,789
Gerber Scientific, Inc.*(a)(b)	8,390	0
GSI Group, Inc.*	8,505	108,269
II-VI, Inc.*	13,090	210,487
Insight Enterprises, Inc.*	9,442	244,076
InvenSense, Inc.*(a)	19,339	179,659
Itron, Inc.*	9,599	306,304
Kimball Electronics, Inc.*	7,230	86,254
Knowles Corp.*(a)	21,433	395,010
Littelfuse, Inc.(a)	5,568	507,523
Mercury Systems, Inc.*	8,307	132,164
Mesa Laboratories, Inc.(a)	732	81,545
Methode Electronics, Inc.	9,432	300,881
MTS Systems Corp.(a)	3,711	223,068
Multi-Fineline Electronix, Inc.*	2,316	38,677
Newport Corp.*	9,962	136,978
OSI Systems, Inc.*	4,953	381,183
Park Electrochemical Corp.	5,094	89,603
PC Connection, Inc.	2,514	52,115
Plexus Corp.*	8,237	317,783
RealD, Inc.*	10,146	97,503
Rofin-Sinar Technologies, Inc.*	7,032	182,340
Rogers Corp.*	4,649	247,234
Sanmina Corp.*	20,293	433,661
ScanSource, Inc.*	7,138	253,114
SYNNEX Corp.(a)	7,082	602,395
Tech Data Corp.*	8,987	615,610
TTM Technologies, Inc.*	14,620	91,083
Universal Display Corp.*	9,928	336,559
Vishay Intertechnology, Inc.(a)	33,630	325,875
Vishay Precision Group, Inc.*(a)	3,037	35,199

		10,490,991

Energy Equipment & Services 0.9%
Atwood Oceanics, Inc.(a)	16,130	238,885
Basic Energy Services, Inc.*(a)	10,573	34,891
Bristow Group, Inc.(a)	8,703	227,670
C&J Energy Services Ltd.*(a)	14,054	49,470
CARBO Ceramics, Inc.(a)	4,897	92,994
Era Group, Inc.*	5,089	76,182
Exterran Holdings, Inc.	16,894	304,092
Fairmount Santrol Holdings, Inc.*(a)	15,924	42,995
Forum Energy Technologies, Inc.*	14,820	180,952
Geospace Technologies Corp.*	3,261	45,034
GulfMark Offshore, Inc., Class A(a)	6,236	38,102
Helix Energy Solutions Group, Inc.*	26,492	126,897
Hornbeck Offshore Services, Inc.*(a)	8,026	108,592
Independence Contract Drilling, Inc.*	4,001	19,925
ION Geophysical Corp.*(a)	33,837	13,196
Key Energy Services, Inc.*(a)	34,502	16,216
Matrix Service Co.*	6,687	150,257
McDermott International, Inc.*(a)	59,642	256,461
Natural Gas Services Group, Inc.*	3,272	63,150
Newpark Resources, Inc.*	21,099	108,027
Nordic American Offshore Ltd.	4,755	28,530
North Atlantic Drilling Ltd.*(a)	18,739	14,429
Oil States International, Inc.*	12,869	336,267
Parker Drilling Co.*	30,354	79,831
PHI, Inc., Non-Voting Shares*	3,124	58,981
Pioneer Energy Services Corp.*	16,488	34,625
RigNet, Inc.*(a)	2,971	75,761
SEACOR Holdings, Inc.*	4,560	272,734
Seventy Seven Energy, Inc.*(a)	13,930	19,223
Tesco Corp.	9,598	68,530
TETRA Technologies, Inc.*(a)	19,874	117,455
Tidewater, Inc.	11,713	153,909
U.S. Silica Holdings, Inc.	13,338	187,932
Unit Corp.*(a)	12,533	141,122

		3,783,317

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	6,935	236,206
Casey’s General Stores, Inc.	9,619	989,987
Chefs’ Warehouse Inc. (The)*	4,726	66,920
Fairway Group Holdings Corp.*(a)	4,815	5,056
Fresh Market, Inc. (The)*(a)	10,786	243,656
Ingles Markets, Inc., Class A(a)	3,328	159,178
Natural Grocers by Vitamin Cottage, Inc.*(a)	2,355	53,435
PriceSmart, Inc.(a)	4,850	375,099
Smart & Final Stores, Inc.*	6,040	94,888
SpartanNash Co.	9,387	242,654
SUPERVALU, Inc.*	64,672	464,345

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food & Staples Retailing (continued)
United Natural Foods, Inc.*(a)	12,363	$599,729
Village Super Market, Inc., Class A	1,747	41,247
Weis Markets, Inc.	2,742	114,479

		3,686,879

Food Products 1.6%
Alico, Inc.(a)	938	38,073
Amplify Snack Brands, Inc.*	3,315	35,504
Arcadia Biosciences, Inc.*(a)	1,850	5,642
B&G Foods, Inc.(a)	14,471	527,468
Boulder Brands, Inc.*(a)	13,681	112,047
Calavo Growers, Inc.(a)	3,678	164,186
Cal-Maine Foods, Inc.(a)	7,762	423,883
Darling Ingredients, Inc.*(a)	40,847	459,120
Dean Foods Co.	23,311	385,098
Diamond Foods, Inc.*	6,543	201,917
Farmer Bros. Co.*	1,954	53,246
Fresh Del Monte Produce, Inc.	8,207	324,259
Freshpet, Inc.*(a)	5,133	53,897
Inventure Foods, Inc.*	4,800	42,624
J&J Snack Foods Corp.	3,710	421,679
John B. Sanfilippo & Son, Inc.	2,061	105,647
Lancaster Colony Corp.	4,610	449,383
Landec Corp.*	6,937	80,955
Lifeway Foods, Inc.*	1,188	12,450
Limoneira Co.(a)	2,947	49,303
Omega Protein Corp.*	5,519	93,657
Post Holdings, Inc.*	15,300	904,230
Sanderson Farms, Inc.(a)	5,553	380,769
Seaboard Corp.*(a)	65	200,135
Seneca Foods Corp., Class A*	1,968	51,857
Snyder’s-Lance, Inc.	12,054	406,581
Tootsie Roll Industries, Inc.(a)	4,650	145,499
TreeHouse Foods, Inc.*	10,619	826,052

		6,955,161

Gas Utilities 1.1%
Chesapeake Utilities Corp.	3,817	202,606
Laclede Group, Inc. (The)	10,738	585,543
New Jersey Resources Corp.	21,230	637,537
Northwest Natural Gas Co.	6,759	309,832
ONE Gas, Inc.	13,033	590,786
Piedmont Natural Gas Co., Inc.	19,452	779,442
South Jersey Industries, Inc.(a)	17,075	431,144
Southwest Gas Corp.	11,504	670,913
WGL Holdings, Inc.	12,346	711,994

		4,919,797

Health Care Equipment & Supplies 3.5%
Abaxis, Inc.(a)	5,639	248,060
ABIOMED, Inc.*	10,369	961,828
Accuray, Inc.*	20,155	100,674
Analogic Corp.	3,111	255,226
AngioDynamics, Inc.*	6,488	85,577
Anika Therapeutics, Inc.*(a)	3,666	116,689
Antares Pharma, Inc.*(a)	38,526	65,494
AtriCure, Inc.*	7,181	157,336
Atrion Corp.	353	132,361
Cantel Medical Corp.	8,609	488,130
Cardiovascular Systems, Inc.*(a)	7,895	125,057
Cerus Corp.*(a)	23,897	108,492
ConforMIS, Inc.*	2,196	39,660
CONMED Corp.	6,903	329,549
Corindus Vascular Robotics, Inc.*(a)	5,362	16,569
CryoLife, Inc.	6,498	63,226
Cutera, Inc.*	3,523	46,081
Cyberonics, Inc.*	6,529	396,833
Cynosure, Inc., Class A*	5,574	167,443
EndoChoice Holdings, Inc.*	1,039	11,803
Endologix, Inc.*(a)	16,766	205,551
Entellus Medical, Inc.*(a)	1,345	24,237
Exactech, Inc.*	2,577	44,917
GenMark Diagnostics, Inc.*(a)	10,384	81,722
Glaukos Corp.*	1,492	36,091
Globus Medical, Inc., Class A*	16,951	350,208
Greatbatch, Inc.*(a)	6,400	361,088
Haemonetics Corp.*	12,960	418,867
Halyard Health, Inc.*	11,623	330,558
HeartWare International, Inc.*(a)	4,324	226,188
ICU Medical, Inc.*	3,518	385,221
Inogen, Inc.*	3,924	190,510
Insulet Corp.*	14,192	367,715
Integra LifeSciences Holdings Corp.*	6,862	408,632
Invacare Corp.	8,117	117,453
InVivo Therapeutics Holdings Corp.*(a)	6,581	56,728
Invuity, Inc.*	858	12,029
iRadimed Corp.*	671	16,346
K2M Group Holdings, Inc.*	4,361	81,115
Lantheus Holdings, Inc.*	2,230	9,589
LDR Holding Corp.*	6,120	211,324
LeMaitre Vascular, Inc.	2,775	33,827
Masimo Corp.*	10,860	418,762
Meridian Bioscience, Inc.	10,440	178,524
Merit Medical Systems, Inc.*	11,032	263,775
Natus Medical, Inc.*	8,257	325,739
Neogen Corp.*(a)	9,143	411,344
Nevro Corp.*(a)	4,034	187,137
NuVasive, Inc.*	11,954	576,422
NxStage Medical, Inc.*	15,776	248,787
OraSure Technologies, Inc.*	13,890	61,672
Orthofix International NV*	4,698	158,557
Oxford Immunotec Global PLC*(a)	4,960	66,960
Quidel Corp.*	7,231	136,521
Rockwell Medical, Inc.*(a)	12,670	97,686
RTI Surgical, Inc.*	14,153	80,389
SeaSpine Holdings Corp.*	2,137	34,619
Second Sight Medical Products, Inc.*(a)	2,945	17,464
Sientra, Inc.*	1,691	17,164
Spectranetics Corp.(The)*	10,615	125,151
STAAR Surgical Co.*(a)	9,659	74,954
STERIS Corp.(a)	14,822	962,985
SurModics, Inc.*	3,388	73,994
Tandem Diabetes Care, Inc.*(a)	4,355	38,368
Thoratec Corp.*	13,415	848,633
Tornier NV*	9,070	184,937
TransEnterix, Inc.*(a)	10,347	23,384
Unilife Corp.*(a)	29,147	28,561
Utah Medical Products, Inc.	1,001	53,924
Vascular Solutions, Inc.*	4,356	141,178
Veracyte, Inc.*(a)	3,303	15,491
West Pharmaceutical Services, Inc.(a)	17,882	967,774

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Wright Medical Group, Inc.*	12,864	$270,401
ZELTIQ Aesthetics, Inc.*	8,050	257,841

		15,235,102

Health Care Providers & Services 2.7%
AAC Holdings, Inc.*(a)	1,986	44,188
Aceto Corp.	7,276	199,726
Addus HomeCare Corp.*	1,661	51,740
Adeptus Health, Inc., Class A*(a)	1,549	125,097
Air Methods Corp.*(a)	9,696	330,537
Alliance HealthCare Services, Inc.*	1,330	12,981
Almost Family, Inc.*	1,810	72,490
Amedisys, Inc.*	7,045	267,499
AMN Healthcare Services, Inc.*	11,763	353,008
Amsurg Corp.*	12,004	932,831
BioScrip, Inc.*(a)	16,592	31,027
BioTelemetry, Inc.*	6,936	84,897
Capital Senior Living Corp.*	7,390	148,169
Chemed Corp.	4,236	565,379
Civitas Solutions, Inc.*	2,855	65,437
CorVel Corp.*	2,174	70,220
Cross Country Healthcare, Inc.*	8,138	110,758
Diplomat Pharmacy, Inc.*	9,020	259,145
Ensign Group, Inc. (The)	6,343	270,402
ExamWorks Group, Inc.*(a)	10,320	301,757
Five Star Quality Care, Inc.*	11,221	34,673
Genesis Healthcare, Inc.*(a)	9,027	55,335
Hanger, Inc.*(a)	8,862	120,878
HealthEquity, Inc.*(a)	9,036	267,014
HealthSouth Corp.(a)	22,672	869,925
Healthways, Inc.*	7,787	86,591
IPC Healthcare, Inc.*	4,288	333,135
Kindred Healthcare, Inc.	20,525	323,269
Landauer, Inc.	2,361	87,333
LHC Group, Inc.*	3,242	145,144
Magellan Health, Inc.*	6,724	372,711
Molina Healthcare, Inc.*(a)	9,739	670,530
National HealthCare Corp.	2,518	153,321
National Research Corp., Class A(a)	2,424	28,943
National Research Corp., Class B(a)	311	10,263
Nobilis Health Corp.*(a)	7,731	40,356
Owens & Minor, Inc.(a)	15,642	499,605
PharMerica Corp.*	7,608	216,600
Providence Service Corp. (The)*	3,408	148,521
RadNet, Inc.*	8,560	47,508
Select Medical Holdings Corp.	26,187	282,558
Surgical Care Affiliates, Inc.*	5,354	175,022
Team Health Holdings, Inc.*	17,893	966,759
Teladoc, Inc.*	2,029	45,226
Triple-S Management Corp., Class B*	6,060	107,929
Trupanion, Inc.*(a)	3,898	29,430
U.S. Physical Therapy, Inc.	3,107	139,473
Universal American Corp.*(a)	12,325	84,303
WellCare Health Plans, Inc.*	10,924	941,430

		11,581,073

Health Care Technology 0.5%
Castlight Health, Inc., Class B*(a)	8,358	35,104
Computer Programs & Systems, Inc.	2,818	118,722
Connecture, Inc.*	1,421	6,480
Evolent Health, Inc., Class A*	2,904	46,348
HealthStream, Inc.*	6,277	136,901
HMS Holdings Corp.*	22,210	194,782
Imprivata, Inc.*	2,226	39,556
MedAssets, Inc.*(a)	15,194	304,792
Medidata Solutions, Inc.*	13,666	575,475
Merge Healthcare, Inc.*	17,394	123,497
Omnicell, Inc.*	9,040	281,144
Press Ganey Holdings, Inc.*	2,597	76,845
Quality Systems, Inc.	12,462	155,526
Vocera Communications, Inc.*	6,392	72,933

		2,168,105

Hotels, Restaurants & Leisure 3.3%
Belmond Ltd., Class A*	24,147	244,126
Biglari Holdings, Inc.*	383	140,078
BJ’s Restaurants, Inc.*	5,363	230,770
Bloomin’ Brands, Inc.	30,624	556,744
Bob Evans Farms, Inc.	5,454	236,431
Bojangles’, Inc.*(a)	2,028	34,273
Boyd Gaming Corp.*(a)	19,670	320,621
Bravo Brio Restaurant Group, Inc.*	3,753	42,296
Buffalo Wild Wings, Inc.*	4,709	910,862
Caesars Acquisition Co., Class A*(a)	11,468	81,423
Caesars Entertainment Corp.*(a)	13,329	78,508
Carrols Restaurant Group, Inc.*	8,693	103,447
Cheesecake Factory, Inc. (The)	12,094	652,592
Churchill Downs, Inc.	3,317	443,848
Chuy’s Holdings, Inc.*	4,123	117,093
ClubCorp Holdings, Inc.	10,912	234,171
Cracker Barrel Old Country Store, Inc.(a)	4,758	700,758
Dave & Buster’s Entertainment, Inc.*	5,670	214,496
Del Frisco’s Restaurant Group, Inc.*(a)	5,902	81,979
Denny’s Corp.*	21,158	233,373
Diamond Resorts International, Inc.*(a)	10,394	243,116
DineEquity, Inc.	4,237	388,363
El Pollo Loco Holdings, Inc.*(a)	3,352	36,134
Eldorado Resorts, Inc.*	6,793	61,273
Empire Resorts, Inc.*(a)	3,847	16,196
Fiesta Restaurant Group, Inc.*(a)	6,612	299,986
Fogo De Chao, Inc.*	861	13,431
Habit Restaurants, Inc. (The), Class A*(a)	2,844	60,890
International Speedway Corp., Class A	6,943	220,232
Interval Leisure Group, Inc.	9,760	179,194
Intrawest Resorts Holdings, Inc.*	4,412	38,208
Isle of Capri Casinos, Inc.*(a)	5,367	93,600
J Alexander’s Holdings, Inc.*	3,438	34,280
Jack in the Box, Inc.	9,290	715,702
Jamba, Inc.*	3,492	49,761
Kona Grill, Inc.*	2,049	32,272
Krispy Kreme Doughnuts, Inc.*(a)	16,222	237,328
La Quinta Holdings, Inc.*	23,293	367,563
Marcus Corp. (The)	4,697	90,840
Marriott Vacations Worldwide Corp.	6,391	435,483
Monarch Casino & Resort, Inc.*	2,500	44,925
Morgans Hotel Group Co.*	6,785	22,526
Noodles & Co.*(a)	2,711	38,388
Papa John’s International, Inc.	7,170	491,002
Papa Murphy’s Holdings, Inc.*(a)	2,251	33,045
Penn National Gaming, Inc.*	19,938	334,560
Pinnacle Entertainment, Inc.*	14,990	507,262
Planet Fitness, Inc., Class A*	3,692	63,281

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Popeyes Louisiana Kitchen, Inc.*(a)	5,780	$325,761
Potbelly Corp.*(a)	5,372	59,146
Red Robin Gourmet Burgers, Inc.*(a)	3,529	267,286
Ruby Tuesday, Inc.*	15,367	95,429
Ruth’s Hospitality Group, Inc.	8,735	141,856
Scientific Games Corp., Class A*(a)	12,548	131,127
SeaWorld Entertainment, Inc.	17,025	303,215
Shake Shack, Inc., Class A*(a)	1,439	68,209
Sonic Corp.	13,008	298,534
Speedway Motorsports, Inc.	3,009	54,312
Texas Roadhouse, Inc.	17,353	645,532
Vail Resorts, Inc.	9,018	944,004
Wingstop, Inc.*	1,425	34,171
Zoe’s Kitchen, Inc.*(a)	4,804	189,710

		14,365,022

Household Durables 1.3%
Bassett Furniture Industries, Inc.	2,642	73,580
Beazer Homes USA, Inc.*(a)	7,698	102,614
CalAtlantic Group, Inc.*	36,824	294,592
Cavco Industries, Inc.*(a)	2,218	151,024
Century Communities, Inc.*	3,776	74,954
CSS Industries, Inc.	2,311	60,872
Ethan Allen Interiors, Inc.	6,372	168,284
Flexsteel Industries, Inc.	1,418	44,312
Green Brick Partners, Inc.*	4,969	53,814
Helen of Troy Ltd.*	7,033	628,047
Hooker Furniture Corp.(a)	2,633	61,981
Hovnanian Enterprises, Inc., Class A*(a)	30,959	54,797
Installed Building Products, Inc.*	4,954	125,237
iRobot Corp.*	7,448	217,035
KB Home(a)	20,487	277,599
La-Z-Boy, Inc.	12,605	334,789
LGI Homes, Inc.*(a)	3,540	96,253
Libbey, Inc.	5,465	178,214
Lifetime Brands, Inc.	2,752	38,473
M.D.C. Holdings, Inc.	9,834	257,454
M/I Homes, Inc.*	6,198	146,149
Meritage Homes Corp.*(a)	9,945	363,191
NACCO Industries, Inc., Class A	1,042	49,547
New Home Co., Inc. (The)*	2,261	29,280
Ryland Group, Inc. (The)	11,606	473,873
Skullcandy, Inc.*	5,259	29,082
Taylor Morrison Home Corp., Class A*(a)	8,104	151,221
TRI Pointe Group, Inc.*(a)	40,391	528,718
Universal Electronics, Inc.*	3,968	166,775
WCI Communities, Inc.*	3,848	87,080
William Lyon Homes, Class A*	4,892	100,775
ZAGG, Inc.*	7,289	49,492

		5,469,108

Household Products 0.2%
Central Garden & Pet Co., Class A*	10,581	170,460
HRG Group, Inc.*	19,669	230,717
Oil-Dri Corp. of America	1,294	29,632
Orchids Paper Products Co.	2,167	56,559
WD-40 Co.	3,625	322,879

		810,247

Independent Power and Renewable Electricity Producers 0.5%
Abengoa Yield PLC(a)	12,186	201,678
Atlantic Power Corp.	29,803	55,434
Dynegy, Inc.*	31,733	655,921
NRG Yield, Inc., Class A(a)	8,578	95,645
NRG Yield, Inc., Class C(a)	15,313	177,784
Ormat Technologies, Inc.(a)	9,265	315,288
Pattern Energy Group, Inc.(a)	13,662	260,808
Talen Energy Corp.*	20,722	209,292
TerraForm Global, Inc., Class A*	9,316	62,044
Vivint Solar, Inc.*(a)	5,032	52,735

		2,086,629

Industrial Conglomerates 0.0%†
Raven Industries, Inc.(a)	9,533	161,584

Information Technology Services 2.3%
6D Global Technologies, Inc.*(a)(b)	4,727	13,756
Acxiom Corp.*	19,292	381,210
Blackhawk Network Holdings, Inc.*	13,478	571,332
CACI International, Inc., Class A*	6,006	444,264
Cardtronics, Inc.*(a)	11,291	369,216
Cass Information Systems, Inc.	2,892	142,084
Ciber, Inc.*	20,659	65,696
Convergys Corp.	24,451	565,063
CSG Systems International, Inc.	8,267	254,624
Datalink Corp.*	5,314	31,725
EPAM Systems, Inc.*	12,128	903,778
Euronet Worldwide, Inc.*	12,848	951,908
Everi Holdings, Inc.*	16,635	85,337
EVERTEC, Inc.	16,443	297,125
ExlService Holdings, Inc.*	8,253	304,783
Forrester Research, Inc.	2,577	81,021
Hackett Group, Inc. (The)	6,095	83,806
Heartland Payment Systems, Inc.	9,092	572,887
Lionbridge Technologies, Inc.*	16,423	81,130
Luxoft Holding, Inc.*	4,578	289,742
ManTech International Corp., Class A	6,109	157,001
MAXIMUS, Inc.	16,399	976,724
ModusLink Global Solutions, Inc.*(a)	9,560	27,342
MoneyGram International, Inc.*	7,239	58,057
NeuStar, Inc., Class A*(a)	6,801	185,055
Perficient, Inc.*	8,827	136,201
PFSweb, Inc.*(a)	2,952	41,977
Science Applications International Corp.	11,536	463,862
ServiceSource International, Inc.*	14,856	59,424
Sykes Enterprises, Inc.*	9,849	251,149
Syntel, Inc.*	7,791	353,010
TeleTech Holdings, Inc.	4,168	111,661
Unisys Corp.*(a)	12,561	149,476
Virtusa Corp.*	7,418	380,618

		9,842,044

Insurance 2.4%
Ambac Financial Group, Inc.*	11,333	163,989
American Equity Investment Life Holding Co.	19,649	458,018
AMERISAFE, Inc.	4,725	234,974
Argo Group International Holdings Ltd.	6,957	393,697
Atlas Financial Holdings, Inc.*	2,648	48,988
Baldwin & Lyons, Inc., Class B	2,220	48,174
Citizens, Inc.*(a)	12,211	90,606
CNO Financial Group, Inc.	48,367	909,783
Crawford & Co., Class B	7,321	41,071
Donegal Group, Inc., Class A	2,087	29,343

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
eHealth, Inc.*(a)	4,325	$55,403
EMC Insurance Group, Inc.	1,969	45,701
Employers Holdings, Inc.	7,982	177,919
Enstar Group Ltd.*	2,255	338,250
FBL Financial Group, Inc., Class A	2,388	146,910
Federated National Holding Co.	3,624	87,048
Fidelity & Guaranty Life	2,724	66,847
First American Financial Corp.	26,860	1,049,420
Global Indemnity PLC*	2,140	56,004
Greenlight Capital Re Ltd., Class A*	7,237	161,240
Hallmark Financial Services, Inc.*	3,722	42,766
HCI Group, Inc.	2,155	83,549
Heritage Insurance Holdings, Inc.*	6,138	121,103
Horace Mann Educators Corp.	9,850	327,217
Independence Holding Co.	1,986	25,739
Infinity Property & Casualty Corp.	2,853	229,781
James River Group Holdings Ltd.	2,849	76,610
Kansas City Life Insurance Co.(a)	861	40,458
Kemper Corp.	10,839	383,375
Maiden Holdings Ltd.(a)	12,626	175,249
MBIA, Inc.*	33,449	203,370
National General Holdings Corp.	8,897	171,623
National Interstate Corp.	1,850	49,358
National Western Life Insurance Co., Class A	555	123,599
Navigators Group, Inc. (The)*	2,633	205,321
OneBeacon Insurance Group Ltd., Class A	5,545	77,852
Patriot National, Inc.*	2,052	32,483
Primerica, Inc.(a)	12,840	578,699
RLI Corp.(a)	10,706	573,092
Safety Insurance Group, Inc.(a)	3,652	197,756
Selective Insurance Group, Inc.	14,089	437,604
State Auto Financial Corp.	3,758	85,720
State National Cos., Inc.(a)	7,548	70,574
Stewart Information Services Corp.	5,653	231,264
Symetra Financial Corp.	18,734	592,744
Third Point Reinsurance Ltd.*(a)	20,951	281,791
United Fire Group, Inc.	5,048	176,932
United Insurance Holdings Corp.(a)	4,362	57,360
Universal Insurance Holdings, Inc.	7,982	235,788

		10,492,162

Internet & Catalog Retail 0.7%
1-800-FLOWERS.COM, Inc., Class A*(a)	5,863	53,353
Blue Nile, Inc.*	2,969	99,580
Etsy, Inc.*(a)	4,985	68,245
EVINE Live, Inc.*(a)	12,732	33,358
FTD Cos., Inc.*	4,563	135,977
HSN, Inc.	8,044	460,439
Lands’ End, Inc.*(a)	4,119	111,254
Liberty TripAdvisor Holdings, Inc., Class A*	18,398	407,884
Nutrisystem, Inc.	7,222	191,527
Overstock.com, Inc.*	3,041	52,184
PetMed Express, Inc.(a)	5,027	80,935
Shutterfly, Inc.*	9,222	329,686
Travelport Worldwide Ltd.(a)	26,281	347,435
Wayfair, Inc., Class A*(a)	4,999	175,265
zulily, Inc., Class A*	16,348	284,455

		2,831,577

Internet Software & Services 2.5%
Alarm.com Holdings, Inc.*	1,548	18,050
Amber Road, Inc.*(a)	4,281	18,066
Angie’s List, Inc.*(a)	10,720	54,029
Apigee Corp.*(a)	1,190	12,554
Appfolio, Inc., Class A*	1,106	18,636
Bankrate, Inc.*	16,688	172,721
Bazaarvoice, Inc.*(a)	15,125	68,214
Benefitfocus, Inc.*(a)	1,963	61,344
Blucora, Inc.*	10,235	140,936
Box, Inc., Class A*(a)	3,159	39,740
Brightcove, Inc.*	8,456	41,604
Carbonite, Inc.*	4,644	51,688
Care.com, Inc.*	4,607	23,680
ChannelAdvisor Corp.*	5,474	54,412
Cimpress NV*	8,113	617,480
comScore, Inc.*	8,460	390,429
Constant Contact, Inc.*	8,041	194,914
Cornerstone OnDemand, Inc.*	13,464	444,312
Coupons.com, Inc.*(a)	15,179	136,611
Cvent, Inc.*(a)	5,817	195,800
Dealertrack Technologies, Inc.*	13,550	855,818
Demandware, Inc.*(a)	8,333	430,649
DHI Group, Inc.*	11,043	80,724
EarthLink Holdings Corp.	25,758	200,397
Endurance International Group Holdings, Inc.*	14,612	195,216
Envestnet, Inc.*	8,808	263,976
Everyday Health, Inc.*	5,325	48,671
Five9, Inc.*(a)	5,748	21,268
Gogo, Inc.*(a)	14,028	214,348
GrubHub, Inc.*	18,576	452,140
GTT Communications, Inc.*	6,104	141,979
Hortonworks, Inc.*	1,945	42,576
Internap Corp.*	13,860	84,962
IntraLinks Holdings, Inc.*	9,928	82,303
j2 Global, Inc.	11,912	843,965
Limelight Networks, Inc.*	15,730	30,044
Liquidity Services, Inc.*	6,029	44,554
LivePerson, Inc.*	14,238	107,639
LogMeIn, Inc.*(a)	6,085	414,754
Marchex, Inc., Class B	7,971	32,123
Marin Software, Inc.*(a)	7,632	23,888
Marketo, Inc.*	8,662	246,174
MaxPoint Interactive, Inc.*(a)	1,656	6,756
Millennial Media, Inc.*(a)	29,255	51,196
MINDBODY, Inc., Class A*	1,539	24,055
Monster Worldwide, Inc.*	22,797	146,357
New Relic, Inc.*	1,409	53,697
NIC, Inc.	15,984	283,077
OPOWER, Inc.*(a)	6,483	57,764
Q2 Holdings, Inc.*	4,836	119,546
QuinStreet, Inc.*	9,039	50,166
RealNetworks, Inc.*	5,890	24,090
Reis, Inc.	2,221	50,306
RetailMeNot, Inc.*	9,575	78,898
Rocket Fuel, Inc.*(a)	6,505	30,378
SciQuest, Inc.*	6,913	69,130
Shutterstock, Inc.*(a)	4,898	148,116
SPS Commerce, Inc.*	4,152	281,879
Stamps.com, Inc.*	3,505	259,405
TechTarget, Inc.*	4,854	41,356

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
Textura Corp.*(a)	4,901	$126,642
Travelzoo, Inc.*	1,931	15,969
TrueCar, Inc.*(a)	12,192	63,520
United Online, Inc.*	3,607	36,070
Web.com Group, Inc.*	10,954	230,910
WebMD Health Corp.*(a)	9,442	376,169
Wix.com Ltd.*	4,652	81,038
Xactly Corp.*	1,307	10,195
XO Group, Inc.*	6,622	93,569
Xoom Corp.*	7,907	196,726

		10,620,368

Leisure Products 0.3%
Arctic Cat, Inc.	3,228	71,597
Black Diamond, Inc.*	5,948	37,353
Callaway Golf Co.	19,548	163,226
Escalade, Inc.(a)	2,567	40,559
JAKKS Pacific, Inc.*(a)	4,890	41,663
Johnson Outdoors, Inc., Class A	1,294	27,303
Malibu Boats, Inc., Class A*	4,389	61,358
Marine Products Corp.(a)	2,723	18,898
MCBC Holdings, Inc.*	1,159	15,021
Nautilus, Inc.*	7,869	118,035
Performance Sports Group Ltd.*	11,182	150,062
Smith & Wesson Holding Corp.*	13,478	227,374
Sturm Ruger & Co., Inc.(a)	4,673	274,258

		1,246,707

Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc.*(a)	5,391	87,226
Affymetrix, Inc.*	19,523	166,727
Albany Molecular Research, Inc.*(a)	6,203	108,056
Cambrex Corp.*	7,836	310,933
Fluidigm Corp.*(a)	7,168	58,133
Furiex Pharmaceuticals, Inc.*(b)	2,184	21,338
Harvard Bioscience, Inc.*	7,731	29,223
INC Research Holdings, Inc., Class A*	3,237	129,480
Luminex Corp.*	10,663	180,311
NanoString Technologies, Inc.*(a)	3,144	50,304
NeoGenomics, Inc.*	13,082	74,960
Pacific Biosciences of California, Inc.*(a)	14,973	54,801
PAREXEL International Corp.*	13,671	846,508
PRA Health Sciences, Inc.*(a)	4,982	193,451
Sequenom, Inc.*(a)	29,027	50,797

		2,362,248

Machinery 2.4%
Accuride Corp.*	10,072	27,899
Actuant Corp., Class A	14,908	274,158
Alamo Group, Inc.	2,398	112,106
Albany International Corp., Class A	7,055	201,844
Altra Industrial Motion Corp.	6,582	152,176
American Railcar Industries, Inc.(a)	2,360	85,338
Astec Industries, Inc.	4,718	158,100
Barnes Group, Inc.	13,515	487,216
Blount International, Inc.*	12,188	67,887
Blue Bird Corp.*(a)	1,161	11,564
Briggs & Stratton Corp.	11,151	215,326
Chart Industries, Inc.*	7,627	146,515
CIRCOR International, Inc.	4,282	171,794
CLARCOR, Inc.(a)	12,144	579,026
Columbus McKinnon Corp.	5,006	90,909
Commercial Vehicle Group, Inc.*	7,612	30,676
Douglas Dynamics, Inc.	5,596	111,137
EnPro Industries, Inc.	5,707	223,543
ESCO Technologies, Inc.	6,507	233,601
ExOne Co. (The)*(a)	2,631	17,654
Federal Signal Corp.	15,662	214,726
FreightCar America, Inc.	3,153	54,105
Global Brass & Copper Holdings, Inc.	5,335	109,421
Gorman-Rupp Co. (The)	4,732	113,426
Graham Corp.	2,668	47,090
Greenbrier Cos., Inc. (The)	6,608	212,183
Harsco Corp.	19,997	181,373
Hillenbrand, Inc.	15,715	408,747
Hurco Cos., Inc.	1,695	44,477
Hyster-Yale Materials Handling, Inc.	2,368	136,941
John Bean Technologies Corp.	7,290	278,842
Kadant, Inc.	2,739	106,848
LB Foster Co., Class A	2,580	31,682
Lindsay Corp.(a)	2,950	199,981
Lydall, Inc.*	4,260	121,367
Meritor, Inc.*	24,446	259,861
Milacron Holdings Corp.*	3,150	55,283
Miller Industries, Inc.	2,639	51,566
Mueller Industries, Inc.	13,981	413,558
Mueller Water Products, Inc., Class A	40,207	307,986
Navistar International Corp.*(a)	12,725	161,862
NN, Inc.(a)	6,219	115,052
Omega Flex, Inc.	707	23,614
Proto Labs, Inc.*(a)	5,827	390,409
RBC Bearings, Inc.*(a)	5,832	348,345
Rexnord Corp.*	25,370	430,783
Standex International Corp.	3,187	240,140
Sun Hydraulics Corp.	5,643	155,013
Tennant Co.	4,583	257,473
Titan International, Inc.	10,829	71,580
TriMas Corp.*(a)	11,311	184,935
Twin Disc, Inc.	2,171	26,942
Wabash National Corp.*(a)	17,021	180,252
Watts Water Technologies, Inc., Class A	7,025	371,061
Woodward, Inc.	16,047	653,113
Xerium Technologies, Inc.*	2,830	36,733

		10,395,239

Marine 0.2%
Eagle Bulk Shipping, Inc.*	5,244	31,097
Golden Ocean Group Ltd.(a)	16,638	40,930
Matson, Inc.	10,733	413,113
Navios Maritime Holdings, Inc.	20,706	51,558
Safe Bulkers, Inc.	10,219	28,204
Scorpio Bulkers, Inc.*	79,176	115,597
Ultrapetrol (Bahamas) Ltd.*	6,670	2,735

		683,234

Media 1.5%
AMC Entertainment Holdings, Inc., Class A	5,334	134,364
Carmike Cinemas, Inc.*	6,127	123,091
Central European Media Enterprises Ltd., Class A*(a)	18,506	39,973
Crown Media Holdings, Inc., Class A*	8,184	43,784
Cumulus Media, Inc., Class A*(a)	35,700	25,126
Daily Journal Corp.*(a)	263	48,971

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Media (continued)
DreamWorks Animation SKG, Inc., Class A*	18,934	$330,398
E.W. Scripps Co. (The), Class A(a)	14,755	260,721
Entercom Communications Corp., Class A*	6,517	66,213
Entravision Communications Corp., Class A	15,827	105,091
Eros International PLC*	7,025	191,010
Global Eagle Entertainment, Inc.*(a)	11,532	132,387
Gray Television, Inc.*	15,700	200,332
Harte-Hanks, Inc.	12,325	43,507
Hemisphere Media Group, Inc.*(a)	2,602	35,387
IMAX Corp.*(a)	15,066	509,080
Journal Media Group, Inc.	5,992	44,940
Loral Space & Communications, Inc.*	3,260	153,481
Martha Stewart Living Omnimedia, Inc., Class A*	7,844	46,750
MDC Partners, Inc., Class A	10,898	200,850
Media General, Inc.*(a)	23,917	334,599
Meredith Corp.	9,081	386,669
National CineMedia, Inc.	15,493	207,916
New Media Investment Group, Inc.	11,193	173,044
New York Times Co. (The), Class A	33,972	401,209
Nexstar Broadcasting Group, Inc., Class A(a)	7,815	370,040
Reading International, Inc., Class A*	4,132	52,352
Rentrak Corp.*(a)	3,168	171,294
Saga Communications, Inc., Class A	966	32,467
Scholastic Corp.(a)	6,559	255,539
SFX Entertainment, Inc.*(a)	11,512	5,870
Sinclair Broadcast Group, Inc., Class A(a)	16,346	413,881
Sizmek, Inc.*	5,202	31,160
Time, Inc.	27,064	515,569
Townsquare Media, Inc., Class A*	1,741	17,010
Tribune Publishing Co.	5,941	46,577
World Wrestling Entertainment, Inc., Class A(a)	7,555	127,680

		6,278,332

Metals & Mining 0.7%
AK Steel Holding Corp.*(a)	44,507	107,262
Carpenter Technology Corp.(a)	12,542	373,375
Century Aluminum Co.*(a)	12,365	56,879
Cliffs Natural Resources, Inc.(a)	38,212	93,237
Coeur Mining, Inc.*(a)	33,664	94,932
Commercial Metals Co.	28,309	383,587
Globe Specialty Metals, Inc.	16,227	196,833
Handy & Harman Ltd.*	668	16,019
Haynes International, Inc.	3,108	117,607
Hecla Mining Co.(a)	92,753	182,723
Horsehead Holding Corp.*(a)	14,163	43,055
Kaiser Aluminum Corp.	4,075	327,019
Materion Corp.	5,045	151,451
Olympic Steel, Inc.	2,226	22,149
Ryerson Holding Corp.*(a)	2,719	14,275
Schnitzer Steel Industries, Inc., Class A	6,583	89,134
Stillwater Mining Co.*(a)	30,216	312,131
SunCoke Energy, Inc.(a)	16,318	126,954
TimkenSteel Corp.	9,921	100,401
Worthington Industries, Inc.	11,972	317,019

		3,126,042

Multiline Retail 0.4%
Big Lots, Inc.(a)	12,259	587,451
Burlington Stores, Inc.*	18,722	955,571
Fred’s, Inc., Class A(a)	9,257	109,696
Ollie’s Bargain Outlet Holdings, Inc.*	2,126	34,377
Tuesday Morning Corp.*	11,010	59,564

		1,746,659

Multi-Utilities 0.4%
Avista Corp.	15,450	513,713
Black Hills Corp.	11,069	457,592
NorthWestern Corp.	11,667	628,035

		1,599,340

Oil, Gas & Consumable Fuels 1.9%
Abraxas Petroleum Corp.*	24,243	31,031
Adams Resources & Energy, Inc.	528	21,648
Alon USA Energy, Inc.	7,801	140,964
Approach Resources, Inc.*(a)	9,053	16,929
Ardmore Shipping Corp.	4,363	52,705
Bill Barrett Corp.*(a)	12,499	41,247
Bonanza Creek Energy, Inc.*(a)	12,392	50,435
Callon Petroleum Co.*	16,508	120,343
Carrizo Oil & Gas, Inc.*(a)	12,854	392,561
Clayton Williams Energy, Inc.*(a)	1,473	57,167
Clean Energy Fuels Corp.*(a)	17,657	79,457
Cloud Peak Energy, Inc.*(a)	15,160	39,871
Contango Oil & Gas Co.*	4,189	31,836
Delek US Holdings, Inc.	14,153	392,038
DHT Holdings, Inc.	23,245	172,478
Dorian LPG Ltd.*	6,183	63,747
Earthstone Energy, Inc.*(a)	262	3,982
Eclipse Resources Corp.*(a)	11,836	23,080
Energy Fuels, Inc.*	10,419	30,319
Energy XXI Ltd.(a)	22,992	24,142
Erin Energy Corp.*(a)	3,358	13,163
Evolution Petroleum Corp.(a)	5,909	32,795
EXCO Resources, Inc.*(a)	39,752	29,814
Frontline Ltd.*(a)	26,830	72,173
GasLog Ltd.	10,406	100,106
Gastar Exploration, Inc.*	20,156	23,179
Gener8 Maritime, Inc.*	3,493	38,248
Green Plains, Inc.	9,493	184,734
Halcon Resources Corp.*(a)	91,344	48,412
Hallador Energy Co.	2,591	18,008
Isramco, Inc.*(a)	232	23,047
Jones Energy, Inc., Class A*	7,157	34,282
Magnum Hunter Resources Corp.*(a)	52,132	17,725
Matador Resources Co.*(a)	18,281	379,148
Navios Maritime Acquisition Corp.	20,100	70,752
Nordic American Tankers Ltd.(a)	22,262	338,382
Northern Oil and Gas, Inc.*(a)	15,406	68,095
Oasis Petroleum, Inc.*(a)	34,721	301,378
Pacific Ethanol, Inc.*(a)	6,905	44,814
Panhandle Oil and Gas, Inc., Class A	4,076	65,868
Par Petroleum Corp.*	3,934	81,945
Parsley Energy, Inc., Class A*	22,454	338,382
PDC Energy, Inc.*	9,883	523,898
Peabody Energy Corp.(a)	69,165	95,448
Penn Virginia Corp.*(a)	18,277	9,687
Renewable Energy Group, Inc.*	10,937	90,558
REX American Resources Corp.*	1,407	71,222
Rex Energy Corp.*(a)	11,734	24,289

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Ring Energy, Inc.*	5,791	$57,157
RSP Permian, Inc.*	14,264	288,846
Sanchez Energy Corp.*(a)	13,380	82,287
SandRidge Energy, Inc.*	107,351	28,985
Scorpio Tankers, Inc.	43,854	402,141
SemGroup Corp., Class A	10,925	472,397
Ship Finance International Ltd.(a)	14,115	229,369
Solazyme, Inc.*(a)	19,886	51,704
Stone Energy Corp.*(a)	14,290	70,878
Synergy Resources Corp.*(a)	25,946	254,271
Teekay Tankers Ltd., Class A	22,453	154,926
TransAtlantic Petroleum Ltd.*(a)	5,928	15,057
Triangle Petroleum Corp.*(a)	11,761	16,701
Ultra Petroleum Corp.*(a)	38,222	244,239
Uranium Energy Corp.*	22,785	22,785
W&T Offshore, Inc.(a)	9,157	27,471
Western Refining, Inc.	17,594	776,247
Westmoreland Coal Co.*(a)	4,436	62,503

		8,183,496

Paper & Forest Products 0.5%
Boise Cascade Co.*	9,937	250,611
Clearwater Paper Corp.*	4,785	226,044
Deltic Timber Corp.	2,775	165,973
KapStone Paper and Packaging Corp.	20,887	344,844
Louisiana-Pacific Corp.*	35,310	502,814
Neenah Paper, Inc.	4,214	245,592
P.H. Glatfelter Co.	10,875	187,268
Schweitzer-Mauduit International, Inc.	7,644	262,801
Wausau Paper Corp.	10,406	66,598

		2,252,545

Personal Products 0.2%
Elizabeth Arden, Inc.*(a)	6,427	75,132
Inter Parfums, Inc.	4,223	104,773
Medifast, Inc.*	2,788	74,886
Natural Health Trends Corp.(a)	1,971	64,412
Nature’s Sunshine Products, Inc.	2,743	32,861
Nutraceutical International Corp.*	2,112	49,864
Revlon, Inc., Class A*	2,842	83,697
Synutra International, Inc.*(a)	5,251	24,942
USANA Health Sciences, Inc.*	1,418	190,054

		700,621

Pharmaceuticals 1.7%
Aerie Pharmaceuticals, Inc.*	5,116	90,758
Agile Therapeutics, Inc.*	2,527	17,032
Alimera Sciences, Inc.*(a)	7,519	16,617
Amphastar Pharmaceuticals, Inc.*	7,889	92,222
ANI Pharmaceuticals, Inc.*(a)	1,968	77,756
Aratana Therapeutics, Inc.*	7,165	60,616
Assembly Biosciences, Inc.*(a)	3,512	33,575
BioDelivery Sciences International, Inc.*(a)	11,541	64,168
Carbylan Therapeutics, Inc.*	3,019	10,778
Catalent, Inc.*	20,879	507,360
Cempra, Inc.*	7,970	221,885
Collegium Pharmaceutical, Inc.*	1,645	36,371
Corcept Therapeutics, Inc.*(a)	15,390	57,866
Corium International, Inc.*	2,093	19,569
Depomed, Inc.*	14,813	279,225
Dermira, Inc.*	3,629	84,701
Durect Corp.*(a)	27,816	54,241
Endocyte, Inc.*(a)	9,819	44,971
Flex Pharma, Inc.*(a)	1,347	16,177
Foamix Pharmaceuticals Ltd.*	5,593	40,997
Heska Corp.*	1,395	42,520
IGI Laboratories, Inc.*	10,326	67,532
Impax Laboratories, Inc.*	17,798	626,668
Intersect ENT, Inc.*	3,984	93,226
Intra-Cellular Therapies, Inc.*(a)	5,414	216,777
Lannett Co., Inc.*(a)	6,635	275,485
Medicines Co. (The)*(a)	16,387	622,050
Nektar Therapeutics*	32,856	360,102
Neos Therapeutics, Inc.*	1,116	23,447
Ocular Therapeutix, Inc.*(a)	3,561	50,068
Omeros Corp.*(a)	9,463	103,714
Pacira Pharmaceuticals, Inc.*	9,101	374,051
Paratek Pharmaceuticals, Inc.(a)	3,010	57,190
Pernix Therapeutics Holdings, Inc.*(a)	10,881	34,384
Phibro Animal Health Corp., Class A	4,356	137,780
POZEN, Inc.*(a)	7,285	42,508
Prestige Brands Holdings, Inc.*	12,960	585,274
Relypsa, Inc.*	8,130	150,486
Revance Therapeutics, Inc.*(a)	3,887	115,677
Sagent Pharmaceuticals, Inc.*	5,544	84,989
SciClone Pharmaceuticals, Inc.*	12,474	86,570
Sucampo Pharmaceuticals, Inc., Class A*	6,209	123,373
Supernus Pharmaceuticals, Inc.*	8,573	120,279
Tetraphase Pharmaceuticals, Inc.*(a)	9,020	67,289
TherapeuticsMD, Inc.*(a)	31,739	185,990
Theravance Biopharma, Inc.*(a)	6,480	71,215
Theravance, Inc.(a)	21,257	152,625
VIVUS, Inc.*(a)	25,799	42,310
XenoPort, Inc.*	14,414	50,017
Zogenix, Inc.*	5,799	78,287
ZS Pharma, Inc.*	4,529	297,374
Zynerba Pharmaceuticals, Inc.*	838	11,992

		7,178,134

Professional Services 1.3%
Acacia Research Corp.	12,721	115,507
Advisory Board Co. (The)*(a)	10,644	484,728
Barrett Business Services, Inc.	1,759	75,514
CBIZ, Inc.*	12,432	122,082
CDI Corp.	3,664	31,327
CEB, Inc.	8,298	567,085
CRA International, Inc.*	2,376	51,274
Exponent, Inc.	6,557	292,180
Franklin Covey Co.*	3,130	50,268
FTI Consulting, Inc.*	10,318	428,300
GP Strategies Corp.*	3,286	74,987
Heidrick & Struggles International, Inc.	4,574	88,964
Hill International, Inc.*	9,162	30,051
Huron Consulting Group, Inc.*	5,812	363,424
ICF International, Inc.*	4,947	150,339
Insperity, Inc.	4,750	208,668
Kelly Services, Inc., Class A	6,928	97,962
Kforce, Inc.	6,172	162,200
Korn/Ferry International	12,449	411,689
Mistras Group, Inc.*	4,339	55,756
Navigant Consulting, Inc.*	12,176	193,720
On Assignment, Inc.*	12,786	471,804

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Professional Services (continued)
Pendrell Corp.*	39,975	$28,782
Resources Connection, Inc.	9,537	143,723
RPX Corp.*	13,678	187,662
TriNet Group, Inc.*(a)	10,273	172,586
TrueBlue, Inc.*	10,483	235,553
Volt Information Sciences, Inc.*	2,230	20,293
VSE Corp.	1,028	41,192
WageWorks, Inc.*	8,836	398,327

		5,755,947

Real Estate Investment Trusts (REITs) 8.7%
Acadia Realty Trust	17,027	512,002
AG Mortgage Investment Trust, Inc.	7,116	108,305
Agree Realty Corp.	4,372	130,504
Alexander’s, Inc.	524	195,976
Altisource Residential Corp.	14,306	199,140
American Assets Trust, Inc.	9,240	377,546
American Capital Mortgage Investment Corp.	12,710	187,345
American Residential Properties, Inc.	8,050	139,023
Anworth Mortgage Asset Corp.	26,209	129,472
Apollo Commercial Real Estate Finance, Inc.	14,595	229,287
Apollo Residential Mortgage, Inc.	8,027	101,622
Ares Commercial Real Estate Corp.	6,792	81,436
Armada Hoffler Properties, Inc.	6,626	64,736
ARMOUR Residential REIT, Inc.	11,021	220,861
Ashford Hospitality Prime, Inc.	6,888	96,639
Ashford Hospitality Trust, Inc.	20,712	126,343
Bluerock Residential Growth REIT, Inc.	4,430	53,071
Campus Crest Communities, Inc.	16,080	85,546
Capstead Mortgage Corp.	23,856	235,936
CareTrust REIT, Inc.	11,966	135,814
CatchMark Timber Trust, Inc., Class A	9,529	97,958
Cedar Realty Trust, Inc.	21,395	132,863
Chambers Street Properties	59,304	384,883
Chatham Lodging Trust	9,596	206,122
Chesapeake Lodging Trust	14,734	383,968
Colony Capital, Inc., Class A	27,738	542,555
CorEnergy Infrastructure Trust, Inc.	12,222	54,021
CoreSite Realty Corp.	6,120	314,813
Cousins Properties, Inc.	53,276	491,205
CubeSmart	41,195	1,120,916
CyrusOne, Inc.	16,219	529,713
CYS Investments, Inc.	38,930	282,632
DCT Industrial Trust, Inc.	22,006	740,722
DiamondRock Hospitality Co.	49,415	546,036
DuPont Fabros Technology, Inc.	15,656	405,177
Dynex Capital, Inc.	13,629	89,406
Easterly Government Properties, Inc.	3,458	55,155
EastGroup Properties, Inc.	8,054	436,366
Education Realty Trust, Inc.	12,044	396,850
EPR Properties	14,261	735,440
Equity One, Inc.	18,066	439,726
FelCor Lodging Trust, Inc.	35,653	252,067
First Industrial Realty Trust, Inc.	27,252	570,929
First Potomac Realty Trust	14,641	161,051
Franklin Street Properties Corp.	22,249	239,177
GEO Group, Inc. (The)	18,294	544,064
Getty Realty Corp.	6,333	100,061
Gladstone Commercial Corp.	5,159	72,793
Government Properties Income Trust	17,556	280,896
Gramercy Property Trust, Inc.	14,300	297,011
Great Ajax Corp.	1,042	12,890
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,075	139,051
Hatteras Financial Corp.	23,839	361,161
Healthcare Realty Trust, Inc.	24,827	616,951
Hersha Hospitality Trust	12,280	278,265
Highwoods Properties, Inc.	23,336	904,270
Hudson Pacific Properties, Inc.	18,426	530,485
Independence Realty Trust, Inc.	7,247	52,253
InfraREIT, Inc.	5,491	130,027
Inland Real Estate Corp.	21,786	176,467
Invesco Mortgage Capital, Inc.	30,896	378,167
Investors Real Estate Trust	29,311	226,867
iStar, Inc.*	21,339	268,445
Kite Realty Group Trust	20,754	494,153
Ladder Capital Corp., Class A	9,743	139,520
LaSalle Hotel Properties	27,902	792,138
Lexington Realty Trust	51,447	416,721
LTC Properties, Inc.	8,784	374,813
Mack-Cali Realty Corp.	21,915	413,755
Medical Properties Trust, Inc.	58,156	643,205
Monmouth Real Estate Investment Corp.	14,620	142,545
Monogram Residential Trust, Inc.	41,344	384,913
National Health Investors, Inc.	9,299	534,599
National Storage Affiliates Trust	5,674	76,883
New Residential Investment Corp.	57,352	751,311
New Senior Investment Group, Inc.	20,836	217,945
New York Mortgage Trust, Inc.	27,641	151,749
New York REIT, Inc.	40,658	409,019
NexPoint Residential Trust, Inc.	4,645	62,057
One Liberty Properties, Inc.	3,160	67,403
Orchid Island Capital, Inc.	5,021	46,444
Parkway Properties, Inc.	21,048	327,507
Pebblebrook Hotel Trust	17,752	629,308
Pennsylvania Real Estate Investment Trust	16,936	335,841
PennyMac Mortgage Investment Trust	18,640	288,361
Physicians Realty Trust	17,585	265,358
Potlatch Corp.	10,141	291,959
Preferred Apartment Communities, Inc., Class A	5,212	56,707
PS Business Parks, Inc.	4,811	381,897
QTS Realty Trust, Inc., Class A	6,941	303,252
RAIT Financial Trust	20,502	101,690
Ramco-Gershenson Properties Trust	19,786	296,988
Redwood Trust, Inc.	21,109	292,149
Resource Capital Corp.(a)	8,452	94,409
Retail Opportunity Investments Corp.	23,848	394,446
Rexford Industrial Realty, Inc.	13,900	191,681
RLJ Lodging Trust	32,650	825,065
Rouse Properties, Inc.	9,114	141,996
Ryman Hospitality Properties, Inc.	10,780	530,699
Sabra Health Care REIT, Inc.	16,010	371,112
Saul Centers, Inc.	2,415	124,976
Select Income REIT	15,431	293,343
Silver Bay Realty Trust Corp.	9,058	145,019
Sovran Self Storage, Inc.	8,839	833,518
STAG Industrial, Inc.	16,157	294,219
Starwood Waypoint Residential Trust	9,534	227,195
STORE Capital Corp.	8,986	185,651

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Strategic Hotels & Resorts, Inc.*	68,114	$939,292
Summit Hotel Properties, Inc.	21,781	254,184
Sun Communities, Inc.	11,559	783,238
Sunstone Hotel Investors, Inc.	51,447	680,644
Terreno Realty Corp.	10,739	210,914
UMH Properties, Inc.	5,593	52,015
United Development Funding IV	7,446	131,050
Universal Health Realty Income Trust	3,163	148,471
Urban Edge Properties	21,004	453,476
Urstadt Biddle Properties, Inc., Class A	7,002	131,217
Washington Real Estate Investment Trust	17,026	424,458
Western Asset Mortgage Capital Corp.	10,601	133,679
Whitestone REIT	6,139	70,783
Xenia Hotels & Resorts, Inc.	27,558	481,163

		37,628,582

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	12,048	413,608
Altisource Asset Management Corp.*	228	5,461
Altisource Portfolio Solutions SA*(a)	3,166	75,477
AV Homes, Inc.*	2,981	40,303
Consolidated-Tomoka Land Co.	1,132	56,374
Forestar Group, Inc.*(a)	8,423	110,763
FRP Holdings, Inc.*	1,755	52,896
Kennedy-Wilson Holdings, Inc.	23,142	513,058
Marcus & Millichap, Inc.*(a)	3,391	155,952
RE/MAX Holdings, Inc., Class A	2,983	107,328
St. Joe Co. (The)*	9,326	178,406
Tejon Ranch Co.*(a)	3,410	74,372

		1,783,998

Road & Rail 0.7%
ArcBest Corp.	6,512	167,814
Celadon Group, Inc.	6,792	108,808
Con-way, Inc.	14,235	675,451
Covenant Transportation Group, Inc., Class A*	2,896	52,041
Heartland Express, Inc.	12,571	250,666
Knight Transportation, Inc.(a)	15,488	371,712
Marten Transport Ltd.	5,951	96,228
PAM Transportation Services, Inc.*	769	25,415
Roadrunner Transportation Systems, Inc.*	7,043	129,591
Saia, Inc.*	6,274	194,180
Swift Transportation Co.*	22,044	331,101
Universal Truckload Services, Inc.(a)	2,002	31,171
USA Truck, Inc.*	2,412	41,559
Werner Enterprises, Inc.	11,080	278,108
YRC Worldwide, Inc.*	8,199	108,719

		2,862,564

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc.*	10,219	268,760
Advanced Micro Devices, Inc.*(a)	158,472	272,572
Alpha & Omega Semiconductor Ltd.*	4,328	33,715
Ambarella, Inc.*	7,770	449,028
Amkor Technology, Inc.*	24,593	110,423
Applied Micro Circuits Corp.*(a)	20,467	108,680
Axcelis Technologies, Inc.*	29,004	77,441
Brooks Automation, Inc.	16,847	197,278
Cabot Microelectronics Corp.*	6,151	238,290
Cascade Microtech, Inc.*	3,325	47,015
Cavium, Inc.*	13,697	840,585
CEVA, Inc.*	5,152	95,673
Cirrus Logic, Inc.*	15,674	493,888
Cohu, Inc.	6,582	64,899
Diodes, Inc.*	9,322	199,211
DSP Group, Inc.*	5,765	52,519
Entegris, Inc.*	34,588	456,216
Exar Corp.*	9,823	58,447
Fairchild Semiconductor International, Inc.*	28,655	402,316
FormFactor, Inc.*	14,513	98,398
Inphi Corp.*	9,550	229,582
Integrated Device Technology, Inc.*	36,684	744,685
Integrated Silicon Solution, Inc.	7,924	170,287
Intersil Corp., Class A	32,316	378,097
IXYS Corp.	6,077	67,819
Kopin Corp.*(a)	17,193	53,986
Lattice Semiconductor Corp.*	29,208	112,451
M/A-COM Technology Solutions Holdings, Inc.*	5,851	169,620
Mattson Technology, Inc.*	18,447	42,982
MaxLinear, Inc., Class A*	12,852	159,879
Microsemi Corp.*	23,250	763,065
MKS Instruments, Inc.	13,137	440,484
Monolithic Power Systems, Inc.	9,757	499,558
Nanometrics, Inc.*	5,941	72,124
NeoPhotonics Corp.*(a)	6,956	47,370
NVE Corp.	1,204	58,442
OmniVision Technologies, Inc.*	14,316	375,938
PDF Solutions, Inc.*	6,780	67,800
Pericom Semiconductor Corp.	5,393	98,422
Photronics, Inc.*	16,575	150,170
PMC-Sierra, Inc.*	43,590	295,104
Power Integrations, Inc.	7,211	304,088
Rambus, Inc.*(a)	28,838	340,288
Rudolph Technologies, Inc.*	8,016	99,799
Semtech Corp.*	16,580	250,358
Sigma Designs, Inc.*	8,730	60,150
Silicon Laboratories, Inc.*	10,526	437,250
Synaptics, Inc.*	9,081	748,819
Tessera Technologies, Inc.	12,941	419,418
Ultra Clean Holdings, Inc.*	7,743	44,445
Ultratech, Inc.*	6,902	110,570
Veeco Instruments, Inc.*(a)	10,077	206,679
Xcerra Corp.*	13,929	87,474

		12,672,557

Software 4.2%
A10 Networks, Inc.*	8,346	49,993
ACI Worldwide, Inc.*	28,868	609,692
American Software, Inc., Class A	6,500	61,230
Aspen Technology, Inc.*	21,112	800,356
AVG Technologies NV*	10,228	222,459
Barracuda Networks, Inc.*	2,069	32,235
Blackbaud, Inc.(a)	11,580	649,870
Bottomline Technologies de, Inc.*	10,167	254,277
BroadSoft, Inc.*	7,281	218,139
Callidus Software, Inc.*	13,750	233,612
Code Rebel Corp.*(a)	255	1,816
CommVault Systems, Inc.*	11,161	379,028
Digimarc Corp.*(a)	1,902	58,106
Digital Turbine, Inc.*(a)	11,730	21,231

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Ebix, Inc.(a)	6,709	$167,457
Ellie Mae, Inc.*	7,299	485,894
EnerNOC, Inc.*	6,632	52,393
Epiq Systems, Inc.	8,142	105,195
ePlus, Inc.*	1,369	108,247
Fair Isaac Corp.	7,707	651,241
Fleetmatics Group PLC*(a)	9,439	463,361
Gigamon, Inc.*	6,834	136,748
Globant SA*(a)	3,801	116,273
Glu Mobile, Inc.*	30,024	131,205
Guidance Software, Inc.*(a)	4,727	28,457
Guidewire Software, Inc.*	17,368	913,209
HubSpot, Inc.*	4,690	217,475
Imperva, Inc.*(a)	6,563	429,745
Infoblox, Inc.*	14,193	226,804
Interactive Intelligence Group, Inc.*(a)	4,299	127,723
Jive Software, Inc.*	11,226	52,425
Manhattan Associates, Inc.*	18,304	1,140,339
Mentor Graphics Corp.	24,676	607,770
MicroStrategy, Inc., Class A*	2,294	450,702
MobileIron, Inc.*	9,567	29,658
Model N, Inc.*	5,077	50,821
Monotype Imaging Holdings, Inc.	9,997	218,135
Park City Group, Inc.*(a)	2,506	26,488
Paycom Software, Inc.*(a)	7,886	283,186
Paylocity Holding Corp.*	3,863	115,851
Pegasystems, Inc.	8,934	219,866
Progress Software Corp.*	12,451	321,609
Proofpoint, Inc.*	9,776	589,688
PROS Holdings, Inc.*	5,971	132,198
QAD, Inc., Class A	2,510	64,256
Qlik Technologies, Inc.*	22,599	823,734
Qualys, Inc.*	6,206	176,623
Rapid7, Inc.*	1,732	39,403
RealPage, Inc.*	13,189	219,201
RingCentral, Inc., Class A*	13,346	242,230
Rovi Corp.*	22,054	231,346
Rubicon Project, Inc. (The)*	6,402	93,021
Sapiens International Corp. NV	5,971	68,786
Seachange International, Inc.*	8,662	54,571
Silver Spring Networks, Inc.*(a)	9,182	118,264
Synchronoss Technologies, Inc.*	9,676	317,373
Take-Two Interactive Software, Inc.*(a)	20,911	600,773
Tangoe, Inc.*	9,789	70,481
TeleCommunication Systems, Inc., Class A*	12,621	43,416
Telenav, Inc.*	7,122	55,623
TiVo, Inc.*	24,333	210,724
TubeMogul, Inc.*	3,783	39,797
Tyler Technologies, Inc.*	8,353	1,247,186
Varonis Systems, Inc.*(a)	2,225	34,665
VASCO Data Security International, Inc.*(a)	7,343	125,125
Verint Systems, Inc.*	15,151	653,766
VirnetX Holding Corp.*(a)	11,315	40,281
Workiva, Inc.*	1,669	25,352
Xura, Inc.*	5,663	126,738
Yodlee, Inc.*	4,488	72,391
Zendesk, Inc.*	13,399	264,094
Zix Corp.*	14,490	61,003

		18,312,430

Specialty Retail 2.9%
Abercrombie & Fitch Co., Class A(a)	17,317	366,947
American Eagle Outfitters, Inc.(a)	48,456	757,367
America’s Car-Mart, Inc.*	2,134	70,614
Asbury Automotive Group, Inc.*	6,745	547,357
Ascena Retail Group, Inc.*(a)	42,292	588,282
Barnes & Noble Education, Inc.*	7,992	101,578
Barnes & Noble, Inc.	12,647	153,155
bebe stores, inc.(a)	8,106	7,620
Big 5 Sporting Goods Corp.	4,509	46,803
Boot Barn Holdings, Inc.*	2,968	54,700
Buckle, Inc. (The)(a)	6,955	257,126
Build-A-Bear Workshop, Inc.*	3,543	66,927
Caleres, Inc.	10,777	329,022
Cato Corp. (The), Class A	6,564	223,373
Chico’s FAS, Inc.	35,402	556,873
Children’s Place, Inc. (The)	5,070	292,387
Christopher & Banks Corp.*	9,570	10,623
Citi Trends, Inc.	3,877	90,644
Conn’s, Inc.*(a)	6,838	164,386
Container Store Group, Inc. (The)*	3,978	56,010
Destination XL Group, Inc.*	9,136	53,080
Express, Inc.*	20,870	372,947
Finish Line, Inc. (The), Class A	11,288	217,858
Five Below, Inc.*(a)	13,463	452,088
Francesca’s Holdings Corp.*	10,596	129,589
Genesco, Inc.*	5,919	337,797
Group 1 Automotive, Inc.	5,756	490,123
Guess?, Inc.	15,211	324,907
Haverty Furniture Cos., Inc.	5,076	119,185
Hibbett Sports, Inc.*(a)	6,223	217,867
Kirkland’s, Inc.	4,292	92,450
Lithia Motors, Inc., Class A	5,634	609,092
Lumber Liquidators Holdings, Inc.*(a)	6,774	89,010
MarineMax, Inc.*	6,496	91,789
Mattress Firm Holding Corp.*(a)	5,115	213,602
Men’s Wearhouse, Inc. (The)	11,940	507,689
Monro Muffler Brake, Inc.	7,877	532,091
Outerwall, Inc.(a)	4,618	262,903
Party City Holdco, Inc.*	6,254	99,876
Pep Boys-Manny, Moe & Jack (The)*	13,450	163,956
Pier 1 Imports, Inc.(a)	22,542	155,540
Rent-A-Center, Inc.	13,037	316,147
Restoration Hardware Holdings, Inc.*	8,289	773,447
Select Comfort Corp.*	12,896	282,165
Shoe Carnival, Inc.	3,733	88,845
Sonic Automotive, Inc., Class A	8,243	168,322
Sportsman’s Warehouse Holdings, Inc.*(a)	4,429	54,565
Stage Stores, Inc.(a)	7,986	78,582
Stein Mart, Inc.	7,225	69,938
Systemax, Inc.*	2,959	22,163
Tile Shop Holdings, Inc.*(a)	6,807	81,548
Tilly’s, Inc., Class A*	2,796	20,579
Vitamin Shoppe, Inc.*(a)	7,443	242,940
West Marine, Inc.*	4,594	40,335
Winmark Corp.	554	57,018
Zumiez, Inc.*(a)	4,800	75,024

		12,646,851

Technology Hardware, Storage & Peripherals 0.6%
Avid Technology, Inc.*(a)	8,011	63,768
Cray, Inc.*(a)	10,212	202,300

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Technology Hardware, Storage & Peripherals (continued)
Diebold, Inc.(a)	16,146	$480,666
Dot Hill Systems Corp.*	14,988	145,833
Eastman Kodak Co.*	4,380	68,416
Electronics For Imaging, Inc.*(a)	11,566	500,576
Imation Corp.*	8,181	17,426
Immersion Corp.*	7,028	78,924
Nimble Storage, Inc.*(a)	12,631	304,660
QLogic Corp.*	21,819	223,645
Quantum Corp.*	54,103	37,726
Silicon Graphics International Corp.*(a)	9,052	35,574
Stratasys Ltd.*(a)	12,701	336,449
Super Micro Computer, Inc.*(a)	9,202	250,847
Violin Memory, Inc.*(a)	22,746	31,389

		2,778,199

Textiles, Apparel & Luxury Goods 0.9%
Cherokee, Inc.*	2,065	32,049
Columbia Sportswear Co.	7,076	415,998
Crocs, Inc.*	19,227	248,509
Culp, Inc.	2,535	81,297
Deckers Outdoor Corp.*	8,087	469,531
G-III Apparel Group Ltd.*	9,853	607,536
Iconix Brand Group, Inc.*(a)	11,931	161,307
Movado Group, Inc.	4,020	103,837
Oxford Industries, Inc.	3,657	270,179
Perry Ellis International, Inc.*	3,147	69,108
Sequential Brands Group, Inc.*(a)	6,241	90,307
Steven Madden Ltd.*	13,898	508,945
Superior Uniform Group, Inc.	1,741	31,216
Tumi Holdings, Inc.*	13,982	246,363
Unifi, Inc.*	3,676	109,582
Vera Bradley, Inc.*	5,314	67,009
Vince Holding Corp.*	3,805	13,051
Wolverine World Wide, Inc.(a)	25,484	551,474

		4,077,298

Thrifts & Mortgage Finance 2.0%
Anchor BanCorp Wisconsin, Inc.*	1,880	80,069
Astoria Financial Corp.	22,410	360,801
Bank Mutual Corp.	11,324	86,968
BankFinancial Corp.	4,465	55,500
BBX Capital Corp., Class A*(a)	705	11,350
Bear State Financial, Inc.*(a)	3,009	26,780
Beneficial Bancorp, Inc.*(a)	20,482	271,591
BofI Holding, Inc.*	3,819	492,002
Brookline Bancorp, Inc.	17,621	178,677
Capitol Federal Financial, Inc.	34,810	421,897
Charter Financial Corp.	3,985	50,530
Clifton Bancorp, Inc.	6,911	95,925
Dime Community Bancshares, Inc.	7,805	131,904
Essent Group Ltd.*	13,877	344,843
EverBank Financial Corp.	24,141	465,921
Federal Agricultural Mortgage Corp., Class C	2,579	66,873
First Defiance Financial Corp.	2,318	84,746
Flagstar Bancorp, Inc.*	4,976	102,307
Fox Chase Bancorp, Inc.	2,876	49,927
Hingham Institution for Savings(a)	296	34,345
HomeStreet, Inc.*	5,555	128,321
Impac Mortgage Holdings, Inc.*(a)	2,151	35,169
Kearny Financial Corp./MD	23,166	265,714
LendingTree, Inc.*(a)	1,457	135,545
Meridian Bancorp, Inc.	13,496	184,490
Meta Financial Group, Inc.	1,727	72,137
MGIC Investment Corp.*	84,192	779,618
Nationstar Mortgage Holdings, Inc.*(a)	9,825	136,273
NMI Holdings, Inc., Class A*	12,400	94,240
Northfield Bancorp, Inc.	11,736	178,505
Northwest Bancshares, Inc.	23,584	306,592
OceanFirst Financial Corp.	3,251	55,982
Ocwen Financial Corp.*(a)	26,791	179,768
Oritani Financial Corp.	11,007	171,929
PennyMac Financial Services, Inc., Class A*	3,934	62,944
Provident Financial Services, Inc.	16,247	316,817
Radian Group, Inc.	47,468	755,216
Stonegate Mortgage Corp.*(a)	3,790	26,947
Territorial Bancorp, Inc.	2,058	53,590
TrustCo Bank Corp. NY	23,927	139,734
United Community Financial Corp.	12,262	61,310
United Financial Bancorp, Inc.	12,404	161,872
Walker & Dunlop, Inc.*	6,601	172,154
Washington Federal, Inc.	23,233	528,551
Waterstone Financial, Inc.(a)	6,843	92,244
WSFS Financial Corp.	7,017	202,160

		8,710,778

Tobacco 0.2%
Universal Corp.(a)	5,567	275,956
Vector Group Ltd.(a)	21,316	481,956

		757,912

Trading Companies & Distributors 0.6%
Aircastle Ltd.	15,361	316,590
Applied Industrial Technologies, Inc.(a)	10,024	382,416
Beacon Roofing Supply, Inc.*	12,254	398,132
CAI International, Inc.*	4,330	43,646
DXP Enterprises, Inc.*	3,150	85,932
H&E Equipment Services, Inc.	7,797	130,366
Kaman Corp.	6,748	241,916
Lawson Products, Inc.*(a)	1,334	28,881
MRC Global, Inc.*	25,686	286,399
Neff Corp., Class A*(a)	2,820	15,764
Real Industry, Inc.*(a)	6,085	53,670
Rush Enterprises, Inc., Class A*	8,827	213,613
Stock Building Supply Holdings, Inc.*	3,852	67,834
TAL International Group, Inc.*(a)	8,303	113,502
Textainer Group Holdings Ltd.(a)	5,489	90,514
Titan Machinery, Inc.*	4,200	48,216
Univar, Inc.*	9,355	169,793
Veritiv Corp.*	2,024	75,374

		2,762,558

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	15,238	185,904

Water Utilities 0.3%
American States Water Co.	9,353	387,214
Artesian Resources Corp., Class A	2,024	48,859
California Water Service Group	11,945	264,223
Connecticut Water Service, Inc.	2,844	103,863
Consolidated Water Co., Ltd.(a)	3,501	40,612
Middlesex Water Co.	3,972	94,693
SJW Corp.	3,958	121,709

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Water Utilities (continued)
York Water Co. (The)	3,163	$66,486

		1,127,659

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	9,052	74,951
NTELOS Holdings Corp.*	4,407	39,795
Shenandoah Telecommunications Co.	6,039	258,530
Spok Holdings, Inc.	5,425	89,295

		462,571

Total Common Stocks (cost $354,412,123)		409,293,153

Right 0.0%†

	Number of Rights
Wireless Telecommunication Services 0.0%†
Leap Wireless International, Inc.*(b)	16,402	41,333

Total Right (cost $–)		41,333

Warrant 0.0%†

	Number of Warrants
Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16*(a)(b)	5,351	0

Total Warrant (cost $–)		0

Repurchase Agreements 8.7%

	Principal Amount
Barclays Capital, Inc., 0.06%, dated 09/29/15, due 10/06/15, repurchase price $5,000,058, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 5.25%, maturing 11/15/15 - 05/15/44; total market value $5,100,001. (c)	$5,000,000	5,000,000
Barclays Capital, Inc., 0.07%, dated 09/24/15, due 10/01/15, repurchase price $2,000,027, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.00%, maturing 10/15/15 - 02/15/45; total market value $2,040,001. (c)	2,000,000	2,000,000
Citigroup Global Markets, Inc., 0.10%, dated 03/20/15, due 11/04/15, repurchase price $18,011,450, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 3.5%, maturing 09/30/16 - 02/15/22; total market value $18,360,002. (c)	18,000,000	18,000,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $7,000,023, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $7,140,001. (c)	7,000,000	7,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $5,636,393, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $5,749,102. (c)	5,636,374	5,636,374

Total Repurchase Agreements (cost $37,636,374)		37,636,374

Total Investments (cost $392,048,497) (d) — 103.5%		446,970,860
Liabilities in excess of other assets — (3.5%)		(15,299,177)

NET ASSETS — 100.0%		$431,671,683

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $70,468,744, which was collateralized by repurchase agreements with a total value of $37,636,374 and $33,886,744 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 7.88%, and maturity dates ranging from 10/08/15 - 11/15/44, a total value of $71,523,118.
(b)	Fair valued security.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $37,636,374.
(d)	At September 30, 2015, the tax basis cost of the Fund’s investments was $399,654,237, tax unrealized appreciation and depreciation were $101,088,827 and $(53,772,204), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
RE	Reinsured
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

At September 30, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
202	Russell 2000 Mini Future	12/18/15	$22,137,180	$(922,119)

At September 30, 2015, the Fund had $1,085,400 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$5,839,799	$—	$—	$5,839,799
Air Freight & Logistics	1,749,280	—	—	1,749,280
Airlines	1,510,360	—	—	1,510,360
Auto Components	4,719,633	—	—	4,719,633
Automobiles	129,205	—	—	129,205
Banks	37,725,897	—	—	37,725,897
Beverages	866,621	—	—	866,621
Biotechnology	25,169,361	—	—	25,169,361
Building Products	3,722,558	—	—	3,722,558
Capital Markets	5,616,158	—	—	5,616,158
Chemicals	7,095,925	—	—	7,095,925
Commercial Services & Supplies	8,742,417	—	—	8,742,417
Communications Equipment	6,648,027	—	—	6,648,027
Construction & Engineering	3,137,452	—	—	3,137,452
Construction Materials	654,415	—	—	654,415
Consumer Finance	2,008,254	—	—	2,008,254
Containers & Packaging	1,270,262	—	—	1,270,262
Distributors	1,254,486	—	—	1,254,486
Diversified Consumer Services	4,710,313	—	—	4,710,313
Diversified Financial Services	1,560,771	—	—	1,560,771
Diversified Telecommunication Services	3,016,754	—	—	3,016,754
Electric Utilities	5,660,852	—	—	5,660,852
Electrical Equipment	2,706,782	—	—	2,706,782
Electronic Equipment, Instruments & Components	10,490,991	—	—	10,490,991
Energy Equipment & Services	3,783,317	—	—	3,783,317
Food & Staples Retailing	3,686,879	—	—	3,686,879

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food Products	$6,955,161	$—	$—	$6,955,161
Gas Utilities	4,919,797	—	—	4,919,797
Health Care Equipment & Supplies	15,235,102	—	—	15,235,102
Health Care Providers & Services	11,581,073	—	—	11,581,073
Health Care Technology	2,168,105	—	—	2,168,105
Hotels, Restaurants & Leisure	14,365,022	—	—	14,365,022
Household Durables	5,469,108	—	—	5,469,108
Household Products	810,247	—	—	810,247
Independent Power and Renewable Electricity Producers	2,086,629	—	—	2,086,629
Industrial Conglomerates	161,584	—	—	161,584
Information Technology Services	9,828,288	13,756	—	9,842,044
Insurance	10,492,162	—	—	10,492,162
Internet & Catalog Retail	2,831,577	—	—	2,831,577
Internet Software & Services	10,620,368	—	—	10,620,368
Leisure Products	1,246,707	—	—	1,246,707
Life Sciences Tools & Services	2,340,910	21,338	—	2,362,248
Machinery	10,395,239	—	—	10,395,239
Marine	683,234	—	—	683,234
Media	6,278,332	—	—	6,278,332
Metals & Mining	3,126,042	—	—	3,126,042
Multiline Retail	1,746,659	—	—	1,746,659
Multi-Utilities	1,599,340	—	—	1,599,340
Oil, Gas & Consumable Fuels	8,183,496	—	—	8,183,496
Paper & Forest Products	2,252,545	—	—	2,252,545
Personal Products	700,621	—	—	700,621
Pharmaceuticals	7,178,134	—	—	7,178,134
Professional Services	5,755,947	—	—	5,755,947
Real Estate Investment Trusts (REITs)	37,628,582	—	—	37,628,582
Real Estate Management & Development	1,783,998	—	—	1,783,998
Road & Rail	2,862,564	—	—	2,862,564
Semiconductors & Semiconductor Equipment	12,672,557	—	—	12,672,557
Software	18,312,430	—	—	18,312,430
Specialty Retail	12,646,851	—	—	12,646,851
Technology Hardware, Storage & Peripherals	2,778,199	—	—	2,778,199
Textiles, Apparel & Luxury Goods	4,077,298	—	—	4,077,298
Thrifts & Mortgage Finance	8,710,778	—	—	8,710,778
Tobacco	757,912	—	—	757,912
Trading Companies & Distributors	2,762,558	—	—	2,762,558
Transportation Infrastructure	185,904	—	—	185,904
Water Utilities	1,127,659	—	—	1,127,659
Wireless Telecommunication Services	462,571	—	—	462,571

Total Common Stocks	$409,258,059	$35,094	$—	$409,293,153

Repurchase Agreements	—	37,636,374	—	37,636,374
Right	—	—	41,333	41,333
Warrant	—	—	—	—

Total Assets	$409,258,059	$37,671,468	$41,333	$446,970,860

Liabilities:
Futures Contracts	(922,119)	—	—	(922,119)

Total Liabilities	$(922,119)	$—	$—	$(922,119)

Total	$408,335,940	$37,671,468	$41,333	$446,048,741

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Right	Total
Balance as of 12/31/14	$—	$41,333	$41,333
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Net Appreciation/(Depreciation)	—	—	—
Purchases*	—	—	—
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 09/30/15	$—	$41,333	$41,333

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2015:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2015

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(922,119)

Total		$(922,119)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments

September 30, 2015 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 98.4%

	Shares	Market Value
BRAZIL 0.4%
Aerospace & Defense 0.4%
Embraer SA, ADR	31,860	$814,979

CANADA 0.8%
Oil, Gas & Consumable Fuels 0.8%
Suncor Energy, Inc.	65,313	1,746,737

CHINA 4.2%
Diversified Telecommunication Services 1.2%
China Telecom Corp., Ltd., H Shares	5,082,000	2,462,322

Health Care Providers & Services 0.8%
Sinopharm Group Co., Ltd., H Shares	457,200	1,608,132

Insurance 1.0%
China Life Insurance Co., Ltd., H Shares	613,000	2,135,924

Machinery 1.2%
CSR Corp., Ltd., H Shares*	1,278,960	1,631,004
Weichai Power Co., Ltd., H Shares	812,000	759,696

		2,390,700

		8,597,078

FRANCE 11.0%
Auto Components 1.8%
Cie Generale des Etablissements Michelin	40,290	3,686,311

Banks 2.0%
BNP Paribas SA	68,670	4,042,885

Building Products 1.0%
Cie de Saint-Gobain	49,200	2,135,298

Energy Equipment & Services 0.6%
Technip SA	26,186	1,239,217

Insurance 1.8%
AXA SA	152,554	3,703,853

Oil, Gas & Consumable Fuels 1.4%
TOTAL SA	65,340	2,939,181

Pharmaceuticals 2.4%
Sanofi	52,610	5,008,478

		22,755,223

GERMANY 11.1%
Air Freight & Logistics 0.4%
Deutsche Post AG REG	30,760	852,145

Airlines 0.4%
Deutsche Lufthansa AG REG*	61,910	861,836

Chemicals 0.5%
Lanxess AG	20,280	949,571

Construction Materials 1.0%
HeidelbergCement AG	28,610	1,964,705

Diversified Financial Services 0.8%
Deutsche Boerse AG	19,440	1,676,584

Food & Staples Retailing 1.0%
METRO AG	71,580	1,980,470

Industrial Conglomerates 0.8%
Siemens AG REG	19,160	1,711,697

Insurance 1.0%
Muenchener Rueckversicherungs-Gesellschaft AG REG	11,600	2,166,468

Pharmaceuticals 3.5%
Bayer AG REG	32,127	4,121,843
Merck KGaA	35,900	3,178,454

		7,300,297

Semiconductors & Semiconductor Equipment 0.9%
Infineon Technologies AG	165,240	1,856,544

Software 0.8%
SAP SE	24,650	1,596,918

		22,917,235

HONG KONG 6.0%
Household Durables 0.5%
Haier Electronics Group Co., Ltd.	608,300	1,021,352

Industrial Conglomerates 1.4%
CK Hutchison Holdings Ltd.	223,012	2,900,858

Insurance 0.6%
AIA Group Ltd.	232,600	1,209,695

Oil, Gas & Consumable Fuels 0.3%
Kunlun Energy Co., Ltd.	764,000	548,958

Real Estate Management & Development 1.3%
Cheung Kong Property Holdings Ltd.	223,012	1,633,858
Swire Pacific Ltd., Class A	92,500	1,036,790

		2,670,648

Semiconductors & Semiconductor Equipment 0.7%
GCL-Poly Energy Holdings Ltd.*	7,810,000	1,512,913

Trading Companies & Distributors 0.1%
Noble Group Ltd.	896,000	262,174

Wireless Telecommunication Services 1.1%
China Mobile Ltd.	182,000	2,178,497

		12,305,095

IRELAND 2.5%
Construction Materials 1.9%
CRH PLC	150,817	3,980,954

Pharmaceuticals 0.6%
Perrigo Co. PLC	7,370	1,159,080

		5,140,034

ISRAEL 1.8%
Pharmaceuticals 1.8%
Teva Pharmaceutical Industries Ltd., ADR	65,447	3,695,138

ITALY 3.3%
Banks 2.3%
Intesa Sanpaolo SpA	532,503	1,881,174
UniCredit SpA	443,782	2,766,625

		4,647,799

Oil, Gas & Consumable Fuels 1.0%
Eni SpA	133,715	2,103,383

		6,751,182

JAPAN 6.6%
Auto Components 0.5%
Sumitomo Rubber Industries Ltd.	81,700	1,134,092

Automobiles 3.0%
Nissan Motor Co., Ltd.	356,100	3,274,197
Toyota Motor Corp.	46,000	2,693,204

		5,967,401

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Beverages 1.2%
Suntory Beverage & Food Ltd.	65,400	$2,512,607

Industrial Conglomerates 0.6%
Toshiba Corp.*	463,000	1,166,417

Technology Hardware, Storage & Peripherals 0.7%
Konica Minolta, Inc.	142,200	1,498,043

Wireless Telecommunication Services 0.6%
SoftBank Group Corp.	28,700	1,327,083

		13,605,643

NETHERLANDS 7.6%
Banks 2.2%
ING Groep NV, CVA	330,546	4,683,017

Chemicals 1.6%
Akzo Nobel NV	51,690	3,361,880

Energy Equipment & Services 0.7%
SBM Offshore NV*	111,015	1,409,358

Industrial Conglomerates 0.3%
Koninklijke Philips NV	25,350	596,406

Insurance 0.9%
NN Group NV	62,410	1,791,619

Life Sciences Tools & Services 0.7%
QIAGEN NV*	58,490	1,508,758

Oil, Gas & Consumable Fuels 1.2%
Royal Dutch Shell PLC, Class B, ADR(a)	51,046	2,423,664

		15,774,702

NORWAY 2.1%
Diversified Telecommunication Services 1.5%
Telenor ASA	165,530	3,093,189

Oil, Gas & Consumable Fuels 0.6%
Statoil ASA	89,330	1,302,350

		4,395,539

RUSSIA 0.7%
Metals & Mining 0.5%
MMC Norilsk Nickel PJSC, ADR	72,673	1,044,311

Wireless Telecommunication Services 0.2%
Mobile TeleSystems PJSC, ADR	49,610	358,184

		1,402,495

SINGAPORE 2.9%
Banks 1.6%
DBS Group Holdings Ltd.	212,361	2,423,961
United Overseas Bank Ltd.	74,000	966,226

		3,390,187

Diversified Telecommunication Services 1.3%
Singapore Telecommunications Ltd.	1,027,000	2,599,456

		5,989,643

SOUTH KOREA 6.0%
Auto Components 1.0%
Hyundai Mobis Co., Ltd.	10,436	2,041,980

Automobiles 0.5%
Hyundai Motor Co.	7,442	1,034,142

Banks 1.3%
Hana Financial Group, Inc.	36,003	804,394
KB Financial Group, Inc., ADR	61,326	1,802,371

		2,606,765

Household Durables 0.5%
LG Electronics, Inc.	28,400	1,097,051

Metals & Mining 0.5%
POSCO	7,727	1,092,559

Technology Hardware, Storage & Peripherals 2.2%
Samsung Electronics Co., Ltd., GDR	9,400	4,445,525

		12,318,022

SPAIN 1.5%
Diversified Telecommunication Services 1.1%
Telefonica SA	183,937	2,231,521

Oil, Gas & Consumable Fuels 0.4%
Repsol SA	71,274	831,281

		3,062,802

SWEDEN 0.8%
Health Care Equipment & Supplies 0.8%
Getinge AB, Class B	74,462	1,661,960

SWITZERLAND 7.6%
Capital Markets 1.4%
Credit Suisse Group AG REG*	123,746	2,974,463

Insurance 1.7%
Swiss Re AG	41,310	3,544,280

Metals & Mining 0.5%
Glencore PLC*	705,090	978,710

Pharmaceuticals 4.0%
Novartis AG REG	34,170	3,140,629
Roche Holding AG	19,140	5,081,126

		8,221,755

		15,719,208

TAIWAN 0.8%
Semiconductors & Semiconductor Equipment 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	393,214	1,575,875

THAILAND 0.7%
Banks 0.7%
Bangkok Bank PCL, NVDR	343,200	1,516,143

UNITED KINGDOM 20.0%
Aerospace & Defense 1.5%
BAE Systems PLC	458,150	3,105,615

Airlines 1.0%
International Consolidated Airlines Group SA*	224,490	2,005,339

Banks 4.5%
Barclays PLC	648,320	2,399,297
HSBC Holdings PLC	335,092	2,516,195
Lloyds Banking Group PLC	2,771,400	3,155,130
Standard Chartered PLC	116,690	1,132,470

		9,203,092

Commercial Services & Supplies 0.3%
Serco Group PLC*	447,536	691,533

Construction & Engineering 0.6%
Carillion PLC	268,850	1,230,574

Containers & Packaging 0.9%
Rexam PLC	242,884	1,928,424

Energy Equipment & Services 1.0%
Petrofac Ltd.	174,010	2,026,604

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Food & Staples Retailing 0.9%
Tesco PLC	673,180	$1,869,821

Insurance 1.1%
Aviva PLC	341,540	2,335,987

Media 0.8%
Sky PLC	110,720	1,751,706

Multiline Retail 1.0%
Marks & Spencer Group PLC	277,450	2,106,061

Oil, Gas & Consumable Fuels 2.0%
BG Group PLC	119,390	1,722,307
BP PLC	459,838	2,332,929

		4,055,236

Pharmaceuticals 1.8%
GlaxoSmithKline PLC	193,520	3,714,404

Specialty Retail 1.4%
Kingfisher PLC	517,030	2,808,631

Wireless Telecommunication Services 1.2%
Vodafone Group PLC	799,170	2,520,650

		41,353,677

Total Common Stocks (cost $187,959,223)		203,098,410

Repurchase Agreements 0.9%

	Principal Amount	Market Value
Barclays Capital, Inc., 0.07%, dated 09/24/15, due 10/01/15, repurchase price $500,007, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.00%, maturing 10/15/15 - 02/15/45; total market value $510,000. (b)	$500,000	$500,000
Goldman Sachs & Co., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $500,002, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 11.50%, maturing 01/20/16 - 08/15/55; total market value $510,001. (b)	500,000	500,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 09/30/15, due 10/01/15, repurchase price $841,673, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.13%, maturing 04/15/18 - 02/15/42; total market value $858,503. (b)	841,670	841,670

Total Repurchase Agreements (cost $1,841,670)		1,841,670

Total Investments (cost $189,800,893) (c) — 99.3%		204,940,080
Other assets in excess of liabilities — 0.7%		1,521,922

NET ASSETS — 100.0%		$206,462,002

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2015. The total value of securities on loan at September 30, 2015 was $1,831,256.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2015 was $1,841,670.
(c)	At September 30, 2015, the tax basis cost of the Fund’s investments was $189,842,592, tax unrealized appreciation and depreciation were $40,501,031 and $(25,403,543), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
ASA	Stock Corporation
CVA	Dutch Certificate
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Templeton NVIT International Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$814,979	$3,105,615	$—	$3,920,594
Air Freight & Logistics	—	852,145	—	852,145
Airlines	—	2,867,175	—	2,867,175
Auto Components	—	6,862,383	—	6,862,383
Automobiles	—	7,001,543	—	7,001,543
Banks	1,802,371	28,287,517	—	30,089,888
Beverages	—	2,512,607	—	2,512,607
Building Products	—	2,135,298	—	2,135,298
Capital Markets	—	2,974,463	—	2,974,463
Chemicals	—	4,311,451	—	4,311,451
Commercial Services & Supplies	—	691,533	—	691,533
Construction & Engineering	—	1,230,574	—	1,230,574
Construction Materials	—	5,945,659	—	5,945,659
Containers & Packaging	—	1,928,424	—	1,928,424
Diversified Financial Services	—	1,676,584	—	1,676,584
Diversified Telecommunication Services	—	10,386,488	—	10,386,488
Energy Equipment & Services	—	4,675,179	—	4,675,179
Food & Staples Retailing	—	3,850,291	—	3,850,291
Health Care Equipment & Supplies	—	1,661,960	—	1,661,960
Health Care Providers & Services	—	1,608,132	—	1,608,132
Household Durables	—	2,118,403	—	2,118,403

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2015 (Unaudited)

Templeton NVIT International Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Industrial Conglomerates	$—	$6,375,378	$—	$6,375,378
Insurance	—	16,887,826	—	16,887,826
Life Sciences Tools & Services	—	1,508,758	—	1,508,758
Machinery	—	2,390,700	—	2,390,700
Media	—	1,751,706	—	1,751,706
Metals & Mining	2,023,021	1,092,559	—	3,115,580
Multiline Retail	—	2,106,061	—	2,106,061
Oil, Gas & Consumable Fuels	4,170,401	11,780,389	—	15,950,790
Pharmaceuticals	4,854,218	24,244,934	—	29,099,152
Real Estate Management & Development	—	2,670,648	—	2,670,648
Semiconductors & Semiconductor Equipment	—	4,945,332	—	4,945,332
Software	—	1,596,918	—	1,596,918
Specialty Retail	—	2,808,631	—	2,808,631
Technology Hardware, Storage & Peripherals	—	5,943,568	—	5,943,568
Trading Companies & Distributors	—	262,174	—	262,174
Wireless Telecommunication Services	358,184	6,026,230	—	6,384,414

Total Common Stocks	$14,023,174	$189,075,236	$—	$203,098,410

Repurchase Agreements	—	1,841,670	—	1,841,670

Total	$14,023,174	$190,916,906	$—	$204,940,080

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2015, there were two transfers of common stock investments from Level 1to Level 2 with a market value of $2,093,080. As of September 30, 2015, the market value of these common stock investments was $2,322,537.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	November 19, 2015

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	November 19, 2015